  As filed with the Securities and Exchange Commission on September 30, 2005


                                                             File No. 333-31172
                                                             File No. 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

          Registration Statement Under The Securities Act of 1933 [X]

                               -----------------


                        Pre-Effective Amendment No.                [_]
                      Post-Effective Amendment No. 23              [X]

                                    and/or

         For Registration Under the Investment Company Act of 1940 [X]
                             Amendment No. 173                     [X]

                       (Check Appropriate Box or Boxes)
                     GE Life & Annuity Separate Account 4

                          (Exact Name of Registrant)

                               -----------------

                     GE Life and Annuity Assurance Company

                           (Exact Name of Depositor)

                               -----------------

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6910
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------
Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.


It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on October 7, 2005 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     GE Life & Annuity Separate Account 4
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Life & Annuity Separate Account 4 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
 AIM V.I. Basic Value Fund -- Series II shares
 AIM V.I. Blue Chip Fund -- Series I shares
 AIM V.I. Capital Appreciation Fund -- Series I shares
 AIM V.I. International Growth Fund -- Series II shares
 AIM V.I. Premier Equity Fund -- Series I shares
 AIM V.I. Real Estate Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --Class B (formerly,
   AllianceBernstein Technology Portfolio)
 AllianceBernstein Growth and Income Portfolio --Class B
 AllianceBernstein International Value Portfolio --Class B
 AllianceBernstein Large Cap Growth Portfolio --Class B (formerly,
   AllianceBernstein Premier Growth Portfolio)

American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
 VP International Fund -- Class I
 VP Ultra(R) Fund -- Class I
 VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
  VP Inflation Protection Fund -- Class II

Dreyfus:
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Money Market Portfolio
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares**

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
  Evergreen VA Omega Fund -- Class 2

FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.):
  Mercury Basic Value V.I. Fund -- Class III Shares (formerly, Merrill Lynch
   Basic Value V.I. Fund)
  Mercury Global Allocation V.I. Fund -- Class III Shares (formerly, Merrill
   Lynch Global Allocation V.I. Fund)

  Mercury Large Cap Growth V.I. Fund -- Class III Shares (formerly, Merrill
   Lynch Large Cap Growth V.I. Fund)
  Mercury Value Opportunities V.I. Fund -- Class III Shares (formerly, Merrill
   Lynch Value Opportunities V.I. Fund)

Federated Insurance Series:
  Federated High Income Bond Fund II* -- Service Shares
  Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Franklin Large Cap Growth Securities Fund --  Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund
  Value Equity Fund

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Mid Cap Value Fund

Greenwich Street Series Fund:
  Salomon Brothers Variable Aggressive Growth Fund -- Class II

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation Portfolio)

J.P. Morgan Series Trust II:
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series  -- Service Class Shares
  MFS(R) Strategic Income Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
  Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA --Service Shares Oppenheimer Global Securities Fund/VA -- Service Shares Oppenheimer Main Street Fund/VA -- Service Shares Oppenheimer Main Street Small Cap Fund/VA -- Service Shares

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Salomon Brothers Variable Series Funds Inc:
  Salomon Brothers Variable All Cap Fund -- Class II
  Salomon Brothers Variable Total Return Fund --  Class II
Scudder Variable Series II:
  Scudder Technology Growth Portfolio -- Class B Shares
  SVS Dreman High Return Equity Portfolio -- Class B Shares
  SVS Dreman Small Cap Value Portfolio -- Class B Shares
Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares

The following Portfolio is not available for new purchase payments or transfers on or after November 15, 2004:

  Janus Aspen Series:
   International Growth Portfolio -- Service Shares

  * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
 ** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated April 29, 2005 (as amended October 7, 2005), which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is April 29, 2005 (as amended October 7, 2005).

Table of Contents


                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Subaccounts..............................................
                     Voting Rights............................................

                  The Guarantee Account.......................................

                  Charges and Other Deductions................................
                     Transaction Expenses.....................................
                     Deductions From the Separate Account.....................
                     Guaranteed Income Rider Option Charge....................
                     Guaranteed Income Rollover Rider Option Charge...........
                     Guaranteed Minimum Withdrawal Benefit Rider Options
                       Charges................................................
                     Payment Protection Rider Option Charge...................
                     Other Charges............................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Ownership................................................
                     Assignment...............................................
                     Purchase Payments........................................
                     Valuation Day and Valuation Period.......................
                     Allocation of Purchase Payments..........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Annuity Commencement Date...........
                     Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................

                     Transfers by Third Parties...............................
                     Special Note on Frequent Transfers.......................
                     Dollar Cost Averaging Program............................
                     Portfolio Rebalancing Program............................
                     Guarantee Account Interest Sweep Program.................

                  Surrenders and Partial Withdrawals..........................
                     Surrenders and Partial Withdrawals.......................
                     Restrictions on Distributions From Certain Contracts.....
                     Systematic Withdrawal Program............................
                     Guaranteed Minimum Withdrawal Benefit Rider Options......
                     Annuity Cross Funding Program............................

                  Death of Owner and/or Annuitant.............................
                     Distribution Provisions Upon Death of Owner or Joint
                       Owner..................................................
                     Death Benefit at Death of Any Annuitant Before Annuity
                       Commencement Date......................................
                     Annual Step-Up Death Benefit Rider Option................
                     5% Rollup Death Benefit Rider Option.....................
                     Earnings Protector Death Benefit Rider Option............
                     The Earnings Protector and Greater of Annual Step-Up and
                       5% Rollup Death Benefit Rider Option...................
                     Termination of Death Benefit Rider Options When Contract
                       Assigned or Sold.......................................
                     How to Claim Proceeds and/or Death Benefit Payments......
                     Distribution Rules When Death Occurs Before Income
                       Payments Begin.........................................
                     Distribution Rules When Death Occurs After Income
                       Payments Begin.........................................

                  Income Payments.............................................
                     Income Payments and the Annuity Commencement Date........
                     Optional Payment Plans...................................
                     Variable Income Payments.................................
                     Transfers After the Annuity Commencement Date............
                     Guaranteed Income Rider Option...........................
                     Guaranteed Income Rollover Rider Option..................
                     Payment Protection Rider Option..........................

                  Federal Tax Matters.........................................
                     Introduction.............................................
                     Taxation of Non-Qualified Contracts......................
                     Section 1035 Exchanges...................................
                     Qualified Retirement Plans...............................
                     Federal Income Tax Withholding...........................
                     State Income Tax Withholding.............................
                     Tax Status of the Company................................
                     Changes in the Law.......................................

                  Requesting Payments.........................................

         Sale of the Contracts....................................

         Additional Information...................................
            Owner Questions.......................................
            Return Privilege......................................
            State Regulation......................................
            Evidence of Death, Age, Gender or Survival............
            Records and Reports...................................
            Other Information.....................................
            Legal Proceedings.....................................

         Appendix A -- Examples of the Available Death Benefits... A-1
            Basic Death Benefit................................... A-1
            Annual Step-Up Death Benefit Rider Option............. A-2
            5% Rollup Death Benefit Rider Option.................. A-2
            Earnings Protector Death Benefit Rider Option......... A-4

         Appendix B -- Condensed Financial Information............ B-1

         Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Riders.

                      Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Riders, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

                      Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Riders, each one year period following the Benefit Date and each anniversary of that date.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Designated Subaccounts -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Riders.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      Funding Annuity -- This variable deferred annuity issued by GE Life and Annuity Assurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      GIS Subaccount -- A division of the Separate Account which invests exclusively in shares of the GE Investments Funds, Inc. -- Total Return Fund. This Subaccount is only available when the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

                      Gross Withdrawal -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider, an amount withdrawn from Contract Value, including any surrender charges and premium taxes assessed.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Income Start Date -- For the Guaranteed Income Rider and the Guaranteed Income Rollover Rider, the date income payments begin from one or more segments pursuant to the terms of the Guaranteed Income Rider and the Guaranteed Income Rollover Rider. For the Payment Protection Rider, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of the Payment Protection Rider.

                      Income Start Value -- For the Payment Protection Rider, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

                      Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider and the Guaranteed Minimum Withdrawal Benefit Riders. The Investment Strategy is required in order to receive the full benefit under the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Riders.

                      Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of the Payment Protection Rider.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.


                      Withdrawal Base -- The amount used to establish the Withdrawal Limit for benefits provided under one of the Guaranteed Minimum Withdrawal Benefit Rider Options.


                      Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

                      Withdrawal Limit -- The total amount that you may withdraw in a benefit year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Riders.

Fee Tables


                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Number of Full and  Surrender Charge as payments partially withdrawn or surrendered) Partially Completed a Percentage of the
                                              Years Since         Purchase Payment
                                              We Received the     Partially Withdrawn
                                              Purchase Payment    or Surrendered/1,2/
                                              ---------------------------------------
                                                       1                  6%
                                                       2                  6%
                                                       3                  6%
                                                       4                  6%
                                                       5                  5%
                                                       6                  4%
                                                       7                  0%
-------------------------------------------------------------------------------------
  Transfer Charge                                            $10.00/3/
-------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /2/ Any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

                    /3/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

                      The following charges apply to contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------------
Annual Contract Charge                                                        $30.00/1/
----------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                              1.30%
----------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                  0.15%
----------------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------------
                                                                   Current Charge Maximum Charge/3/
                                                                  ----------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider Option                   0.50%            1.00%
----------------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider Option/4/       0.60%            2.00%
----------------------------------------------------------------------------------------------------
  Guaranteed Income Rider Option                                       0.50%            0.50%
----------------------------------------------------------------------------------------------------
  Guaranteed Income Rollover Rider Option                              0.50%            0.50%
----------------------------------------------------------------------------------------------------
  Payment Protection Rider Option                                      0.40%            1.00%
----------------------------------------------------------------------------------------------------
Optional Benefits/5/
 (as a percentage of your Contract Value at the time the charge is taken)/6/
----------------------------------------------------------------------------------------------------
                                                                  Current Charge   Maximum Charge//
                                                                  ----------------------------------
  Annual Step-Up Death Benefit Rider Option                            0.20%            0.20%
----------------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option//                               0.30%            0.30%
----------------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                        0.30%            0.30%
----------------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5%
   Roll-up Death Benefit Rider Option                                  0.70%            0.70%
----------------------------------------------------------------------------------------------------
                                                                     Current          Maximum//
                                                                  ----------------------------------
Maximum Total Separate Account Annual Expenses/7/                      2.55%            3.95%
----------------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.




                    /2/ The Guaranteed Income Rider, the Guaranteed Income
                        Rollover Rider, the Payment Protection Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these rider options at any time and for any reason.



                    /3/ The maximum charge reflects the charge that the rider
                        option is guaranteed never to exceed.



                    /4/ The Guaranteed Minimum Withdrawal Benefit for Life
                        Rider Option is only available for contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications.



                    /5/ The 5% Rollup Death Benefit Rider Option and the
                        Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available with the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.



                    /6/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.



                    /7/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Annual Step-Up Death Benefit Rider Option, the Earnings Protector Death Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit Rider Option. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      The following charges apply to contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------
Annual Contract Charge                                                 $30.00/1/
--------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                       1.30%
--------------------------------------------------------------------------------------------
  Administrative Expense Charge                                           0.15%
--------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------
                                                            Current Charge Maximum Charge/3/
                                                           ---------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider Option            0.50%            1.00%
--------------------------------------------------------------------------------------------
  Guaranteed Income Rider Option                                0.40%            0.50%
--------------------------------------------------------------------------------------------
  Payment Protection Rider Option                               0.40%            1.00%
--------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/4/
--------------------------------------------------------------------------------------------
                                                           Current Charge   Maximum Charge
                                                           ---------------------------------
  Annual Step-Up Death Benefit Rider Option                     0.20%            0.20%
--------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option/5/                       0.30%            0.30%
--------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                 0.30%            0.30%
--------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5%
   Rollup Death Benefit Rider Option/5/                         0.70%            0.70%
--------------------------------------------------------------------------------------------
                                                              Current          Maximum
                                                           ---------------------------------
Maximum Total Separate Account Annual Expenses/6/               2.65%            3.15%
--------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ The Guaranteed Income Rider, the Payment Protection
                        Rider and the Guaranteed Minimum Withdrawal Benefit Rider Options may not be elected together or in any combination. Only one may be elected and must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these rider options at any time and for any reason.


                    /3/ The maximum charge reflects the charge that the rider
                        option is guaranteed never to exceed.



                    /4/ These charges are taken in arrears on each contract
                        anniversary and at the time the contract is surrendered.



                    /5/ The "5% Rollup Death Benefit Rider Option" and the
                        "Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option" are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.



                    /6/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option, as well as the Guaranteed Minimum Withdrawal Benefit Rider Option. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   3.03%
                       ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES
                      For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.


                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;


                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider Option;



                         . elected the Annual Step-Up Death Benefit Rider
                           Option and Earnings Protector Death Benefit Rider Option; and




                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                          1 Year    3 Years   5 Years  10 Years
                                         --------- --------- --------- ---------
             Costs Based on Maximum
               Annual Portfolio Expenses $1,211.70 $2,609.93 $3,855.37 $6,487.46


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                           1 Year   3 Years   5 Years  10 Years
                                           ------- --------- --------- ---------
               Costs Based on Maximum
                 Annual Portfolio Expenses $671.70 $2,069.93 $3,405.37 $6,487.46


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.45% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);


                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.30% of the Contract Value);



                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider Option (deducted daily at an effective annual rate of the assets in the Separate Account);



                         . a charge of 0.20% for the Annual Step-Up Death
                           Benefit Rider Option (an annual rate as a percentage of Contract Value); and



                         . a charge of 0.30% for the Earnings Protector Death
                           Benefit Rider Option (an annual rate as a percentage of Contract Value).



                      If the rider options are not elected, the expense figures shown above would be lower.

                      For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:


                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.


                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;


                         . elected the Guaranteed Minimum Withdrawal Benefit
                           Rider Option or the Payment Protection Rider Option;



                         . elected the Earnings Protector and Greater of Annual
                           Step-Up and 5% Rollup Death Benefit Rider Option; and




                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


                                          1 Year    3 Years   5 Years  10 Years
                                         --------- --------- --------- ---------
             Costs Based on Maximum
               Annual Portfolio Expenses $1,115.63 $2,383.21 $3,523.68 $5,994.58


                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.


                                           1 Year   3 Years   5 Years  10 Years
                                           ------- --------- --------- ---------
               Costs Based on Maximum
                 Annual Portfolio Expenses $575.63 $1,843.21 $3,073.68 $5,994.58


                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account Annual Expenses of 1.45% (deducted
                           daily at an effective annual rate of the assets in the Separate Account);


                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.30% of the Contract Value);



                         . a charge of 1.00% for the Guaranteed Minimum
                           Withdrawal Benefit Rider Option or the Payment Protection Rider Option (deducted daily at an effective annual rate of the assets in the Separate Account); and


                         . a charge of 0.70% for the Earnings Protector and
                           Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (an annual rate as a percentage of the Contract Value).


                      If the rider options are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option or you are taking income payments from a Payment Protection Plan pursuant to the election of the Payment Protection Rider Option. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider Option. All income payments made from a Payment Protection Plan will be made in accordance with the terms of the Payment Protection Rider. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract", the "Income Payments -- Guaranteed Income Rider Option," the "Income Payments -- Guaranteed Income Rollover Rider Option," and the "Income Payments -- Payment Protection Rider Option" provisions in this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Guaranteed Income Rider," "Tax Treatment of Guaranteed Income Rollover Rider" and "Tax Treatment of Payment Protection Rider" provisions of this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.


                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" section in this prospectus. Portfolio expenses are more fully described in the prospectus for each Portfolio.


                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision in this prospectus.


                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.


                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if the Guaranteed Income Rider, Guaranteed Income Rollover Rider, or Payment Protection Rider is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income
                      Payments -- Guaranteed Income Rider Option," "Income Payments -- Guaranteed Income Rollover Rider Option," and "The Guarantee Account" provisions in this prospectus. In addition, if you elect the Payment Protection Rider Option or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income
                      Payments -- Payment Protection Rider Option" provisions of this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision for more information. In addition, if you elect the Guaranteed Income Rider or the Guaranteed Income Rollover Rider and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments --Guaranteed Income Rider Option" and the "Income Payments -- Guaranteed Income Rollover Rider Option" provisions in this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Riders or the Payment Protection Rider, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial
                      Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Option" provisions of this prospectus.

                      Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision in this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected the Payment Protection Rider or one of the Guaranteed Minimum Withdrawal Benefit Riders, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. For contract owners that have elected the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals --Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income
                      Payments --Guaranteed Income Rider Option," the "Income Payments -- Guaranteed Income Rollover Rider Option," and the "Income Payments -- Payment Protection Rider Option" provisions in this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information


                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.


                      Total returns assume an initial investment of $1,000 and includes the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, the charges for the Annual Step-Up Death Benefit Rider Option, the Earnings Protector Death Benefit Rider Option, and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.


Financial Statements

                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.


                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. General Electric Company owns approximately 27% of Class A common stock shares of Genworth Financial, Inc. as of September 27, 2005. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by the General Electric Company and, therefore, the Company, Capital Brokerage Corporation and GE Asset Management Incorporated are affiliated companies.


                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.


THE PORTFOLIOS
                      There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. However, if you elect the Payment Protection Rider or one of the Guaranteed Minimum Withdrawal Benefit Riders, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. You currently may change your future purchase payment allocation without penalty or charges. However, certain benefits provided by one of the optional riders may be reduced if allocations are not made in accordance with the prescribed

                      Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision for additional information.


                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS
                      You may allocate purchase payments in up to 20 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected the Guaranteed Income Rider or the Guaranteed Income Rollover Rider, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. If you elect the Payment Protection Rider or one of the Guaranteed Minimum Withdrawal Benefit Riders, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. See the "Surrenders and Partial
                      Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Option" provisions of this prospectus.

                                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                    as applicable)
                    ---------------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Aggressive Growth       Seeks to achieve long-term growth of        A I M Advisors, Inc.
INSURANCE FUNDS     Fund -- Series I shares          capital.
                    ---------------------------------------------------------------------------------------------------------
                    AIM V.I. Basic Value Fund --     Seeks to provide long-term growth of        A I M Advisors, Inc.
                    Series II shares                 capital.
                    ---------------------------------------------------------------------------------------------------------
                    AIM V.I. Blue Chip Fund --       Seeks to provide long-term growth of        A I M Advisors, Inc.
                    Series I shares                  capital.
                    ---------------------------------------------------------------------------------------------------------
                    AIM V.I. Capital Appreciation    Seeks to provide growth of capital.         A I M Advisors, Inc.
                    Fund -- Series I shares
                    ---------------------------------------------------------------------------------------------------------
                    AIM V.I. International Growth    Seeks to provide long-term growth of        A I M Advisors, Inc.
                    Fund -- Series II shares         capital.
                    ---------------------------------------------------------------------------------------------------------
                    AIM V.I. Premier Equity Fund --  Seeks to achieve long-term growth of        A I M Advisors, Inc.
                    Series I shares                  capital. Income is a secondary
                                                     objective.
                    ---------------------------------------------------------------------------------------------------------
                    AIM V.I. Real Estate Fund --     Seeks to achieve high total return.         A I M Advisors, Inc.
                    Series II shares                                                             (subadvised by INVESCO
                                                                                                 Institutional (N.A.), Inc.)
                    ---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN   AllianceBernstein Global         Seeks growth of capital. Current income     Alliance Capital
VARIABLE PRODUCTS   Technology Portfolio -- Class B  is incidental to the portfolio's objective. Management, L.P.
SERIES FUND, INC.   (formerly, AllianceBernstein
                    Technology Portfolio)
                    ---------------------------------------------------------------------------------------------------------
                    AllianceBernstein Growth and     Seeks reasonable current income and         Alliance Capital
                    Income Portfolio -- Class B      reasonable opportunity for appreciation     Management, L.P.
                                                     through investments primarily in
                                                     dividend-paying common stocks of good
                                                     quality.
                    ---------------------------------------------------------------------------------------------------------
                    AllianceBernstein International  Seeks long-term growth of capital.          Alliance Capital
                    Value Portfolio -- Class B                                                   Management, L.P.
                    ---------------------------------------------------------------------------------------------------------
                    AllianceBernstein Large Cap      Seeks growth of capital by pursuing         Alliance Capital
                    Growth Portfolio -- Class B      aggressive investment policies.             Management, L.P.
                    (formerly, AllianceBernstein
                    Premier Growth Portfolio)
                    ---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY    VP Income & Growth Fund --       Seeks capital growth. Income is a           American Century Investment
VARIABLE PRODUCTS,  Class I                          secondary objective.                        Management, Inc.
INC.                ---------------------------------------------------------------------------------------------------------
                    VP International Fund -- Class I Seeks capital growth.                       American Century Investment
                                                                                                 Management, Inc.
                    ---------------------------------------------------------------------------------------------------------
                    VP Ultra(R) Fund -- Class I      Seeks long-term capital growth.             American Century Investment
                                                                                                 Management, Inc.
                    ---------------------------------------------------------------------------------------------------------
                    VP Value Fund -- Class I         Seeks long-term capital growth. Income      American Century Investment
                                                     is a secondary objective.                   Management, Inc.
                    ---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY    VP Inflation Protection Fund --  Pursues long-term total return using a      American Century Investment
VARIABLE PORTFOLIOS Class II                         strategy that seeks to protect against      Management, Inc.
II, INC.                                             U.S. inflation.
                    ---------------------------------------------------------------------------------------------------------

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                       Investment Objective                  as applicable)
                     ---------------------------------------------------------------------------------------------------------
DREYFUS              Dreyfus Investment Portfolios       Seeks investment returns that are        The Dreyfus Corporation
                     MidCap Stock Portfolio -- Initial   greater than the total return
                     Shares                              performance of publicly traded common
                                                         stocks of medium-size domestic
                                                         companies in the aggregate as
                                                         represented by the Standard & Poor's
                                                         400 MidCap Index.
                     ---------------------------------------------------------------------------------------------------------
                     Dreyfus Variable Investment         Seeks as high a level of current income  The Dreyfus Corporation
                     Fund -- Money Market Portfolio      as is consistent with the preservation
                                                         of capital./1/
                     ---------------------------------------------------------------------------------------------------------
                     The Dreyfus Socially Responsible    Seeks capital growth, with current       The Dreyfus Corporation
                     Growth Fund, Inc. -- Initial        income as a secondary objective.
                     Shares
                     ---------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund        Seeks high current income.               Eaton Vance Management
TRUST
                     ---------------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences        Seeks long-term capital growth by        OrbiMed Advisors, LLC
                     Fund                                investing in a worldwide and diversified
                                                         portfolio of health sciences companies.
                     ---------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --          Seeks long term capital growth.          Evergreen Investment
ANNUITY TRUST        Class 2                                                                      Management Company, LLC
                     ---------------------------------------------------------------------------------------------------------
FAM VARIABLE SERIES  Mercury Basic Value V.I. Fund --    Seeks capital appreciation, and          Merrill Lynch Investment
FUNDS, INC.          Class III Shares (formerly, Merrill secondarily, income.                     Managers, L.P., dba Mercury
(FORMERLY, MERRILL   Lynch Basic Value V.I. Fund)                                                 Advisors
LYNCH VARIABLE       ---------------------------------------------------------------------------------------------------------
SERIES FUNDS, INC.)  Mercury Global Allocation V.I.      Seeks high total investment return.      Merrill Lynch Investment
                     Fund -- Class III Shares                                                     Managers, L.P., dba Mercury
                     (formerly, Merrill Lynch Global                                              Advisors
                     Allocation V.I. Fund)
                     ---------------------------------------------------------------------------------------------------------
                     Mercury Large Cap Growth V.I.       Seeks long-term capital growth.          Merrill Lynch Investment
                     Fund -- Class III Shares                                                     Managers, L.P., dba Mercury
                     (formerly, Merrill Lynch Large                                               Advisors
                     Cap Growth V.I. Fund)
                     ---------------------------------------------------------------------------------------------------------
                     Mercury Value Opportunities V.I.    Seeks long-term growth of capital.       Merrill Lynch Investment
                     Fund -- Class III Shares                                                     Managers, L.P., dba Mercury
                     (formerly, Merrill Lynch Value                                               Advisors
                     Opportunities V.I. Fund)
                     ---------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond          Seeks high current income by investing   Federated Investment
SERIES               Fund II -- Service Class            in lower-rated corporate debt            Management Company
                                                         obligations, commonly referred to as
                                                         "junk bonds."
                     ---------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --       Seeks capital appreciation.              Federated Equity
                     Service Shares                                                               Management Company of
                                                                                                  Pennsylvania (subadvised by
                                                                                                  Federated Global Investment
                                                                                                  Management Corp.)
                     ---------------------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                    Investment Objective                   as applicable)
                     -------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/            Seeks to obtain high total return with     Fidelity Management &
INSURANCE PRODUCTS   Portfolios --                    reduced risk over the long-term by         Research Company
FUND                 Service Class 2                  allocating its assets among stocks,        (subadvised by Fidelity
                                                      bonds, and short-term instruments.         Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited,
                                                                                                 Fidelity Investments Money
                                                                                                 Management Inc. and FMR
                                                                                                 Co., Inc.)
                     -------------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio --   Seeks long-term capital appreciation.      Fidelity Management &
                     Service Class 2                                                             Research Company
                                                                                                 (subadvised by Fidelity
                                                                                                 Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited
                                                                                                 and FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation Seeks capital appreciation.                Fidelity Management &
                     Portfolio -- Service Class 2                                                Research Company
                                                                                                 (subadvised by Fidelity
                                                                                                 Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited
                                                                                                 and FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio --   Seeks reasonable income by investing       Fidelity Management &
                     Service Class 2                  primarily in income-producing equity       Research Company
                                                      securities. In choosing these securities,  (subadvised by FMR Co., the fund will also consider the potential  Inc.)
                                                      for capital appreciation. The fund's goal
                                                      is to achieve a yield which exceeds the
                                                      composite yield on the securities
                                                      comprising the Standard & Poor's
                                                      500/SM/ Index (S&P 500(R)).
                     -------------------------------------------------------------------------------------------------------
                     VIP Growth Portfolio --          Seeks to achieve capital appreciation.     Fidelity Management &
                     Service Class 2                                                             Research Company
                                                                                                 (subadvised by FMR Co.,
                                                                                                 Inc.)
                     -------------------------------------------------------------------------------------------------------
                     VIP Growth & Income Portfolio -- Seeks high total return through a          Fidelity Management &
                     Service Class 2                  combination of current income and          Research Company
                                                      capital appreciation.                      (subadvised by Fidelity
                                                                                                 Management & Research
                                                                                                 (U.K.) Inc., Fidelity
                                                                                                 Management & Research
                                                                                                 (Far East) Inc., Fidelity
                                                                                                 Investments Japan Limited
                                                                                                 and FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                   as applicable)
                   --------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --          Seeks long-term growth of capital.        Fidelity Management &
                   Service Class 2                                                             Research Company
                                                                                               (subadvised by Fidelity
                                                                                               Management & Research
                                                                                               (U.K.), Inc. and Fidelity
                                                                                               Management & Research Far
                                                                                               East Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio -- Seeks capital appreciation.               Fidelity Management &
                   Service Class 2                                                             Research Company
                                                                                               (subadvised by FMR Co.,
                                                                                               Inc.)
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities        Seeks to maximize income while            Franklin Advisers, Inc.
VARIABLE INSURANCE Fund -- Class 2 Shares            maintaining prospects for capital
PRODUCTS TRUST                                       appreciation.
                   --------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth         Seeks capital appreciation.               Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares
                   --------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --  Seeks capital appreciation. Income is a   Franklin Mutual Advisers,
                   Class 2 Shares                    secondary goal.                           LLC
                   --------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities      Seeks long-term capital growth.           Templeton Investment
                   Fund -- Class 2 Shares                                                      Counsel, LLC (subadvised
                                                                                               by Franklin Advisers, Inc.)
                   --------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation Seeks high total return.                  Templeton Investment
                   Fund -- Class 2 Shares                                                      Counsel, LLC (subadvised
                                                                                               by Franklin Advisers, Inc.)
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                       Seeks maximum income consistent           GE Asset Management
FUNDS, INC.                                          with prudent investment management        Incorporated
                                                     and the preservation of capital.
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,    Seeks long-term growth of capital and     GE Asset Management
                   Mid-Cap Value Equity Fund)        future income.                            Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Money Market Fund                 Seeks a high level of current income      GE Asset Management
                                                     consistent with the preservation of       Incorporated
                                                     capital and the maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund        Seeks long-term growth of capital and     GE Asset Management
                                                     future income rather than current         Incorporated
                                                     income.
                   --------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund       Seeks maximum total return through        GE Asset Management
                                                     current income and capital                Incorporated (subadvised by
                                                     appreciation.                             Seneca Capital
                                                                                               Management)
                   --------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/          Seeks growth of capital and               GE Asset Management
                                                     accumulation of income that               Incorporated (subadvised by
                                                     corresponds to the investment return of   SSgA Funds Management,
                                                     S&P's 500 Composite Stock Index.          Inc.)
                   --------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                                     Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                      Investment Objective                    as applicable)
                       ----------------------------------------------------------------------------------------------------------
                       Small-Cap Value Equity Fund       Seeks long-term growth of capital.          GE Asset Management
                                                                                                     Incorporated (subadvised by
                                                                                                     Palisade Capital
                                                                                                     Management, L.L.C.)
                       ----------------------------------------------------------------------------------------------------------
                       Total Return Fund                 Seeks the highest total return              GE Asset Management
                                                         composed of current income and              Incorporated
                                                         capital appreciation, as is consistent
                                                         with prudent investment risk.
                       ----------------------------------------------------------------------------------------------------------
                       U.S. Equity Fund                  Seeks long-term growth of capital.          GE Asset Management
                                                                                                     Incorporated
                       ----------------------------------------------------------------------------------------------------------
                       Value Equity Fund                 Seeks long-term growth of capital and       GE Asset Management
                                                         future income.                              Incorporated
                       ----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE Goldman Sachs Mid Cap Value       Seeks long-term capital appreciation.       Goldman Sachs Asset
INSURANCE TRUST        Fund                                                                          Management, L.P.
                       ----------------------------------------------------------------------------------------------------------
GREENWICH STREET       Salomon Brothers Variable         Seeks capital appreciation.                 Salomon Brothers Asset
SERIES FUND            Aggressive Growth Fund --                                                     Management Inc
                       Class II
                       ----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES     Balanced Portfolio -- Service     Seeks long-term capital growth,             Janus Capital
                       Shares                            consistent with preservation of capital     Management LLC
                                                         and balanced by current income.
                       ----------------------------------------------------------------------------------------------------------
                       Forty Portfolio -- Service Shares A non-diversified portfolio that seeks      Janus Capital
                       (formerly, Capital Appreciation   long-term growth of capital./1/             Management LLC
                       Portfolio)
                       ----------------------------------------------------------------------------------------------------------
J.P. MORGAN SERIES     Bond Portfolio                    Seeks high total return consistent with     J.P. Morgan Investment
TRUST II                                                 moderate risk of capital and                Management, Inc., a
                                                         maintenance of liquidity.                   subsidiary of J.P. Morgan
                                                                                                     Chase & Co.
                       ----------------------------------------------------------------------------------------------------------
                       International Equity Portfolio    Seeks to provide high total return from     J.P. Morgan Investment
                                                         a portfolio of equity securities of foreign Management, Inc., a
                                                         companies.                                  subsidiary of J.P. Morgan
                                                                                                     Chase & Co.
                       ----------------------------------------------------------------------------------------------------------
                       Mid Cap Value Portfolio           Seeks growth from capital appreciation.     J.P. Morgan Investment
                                                                                                     Management, Inc., a
                                                                                                     subsidiary of J.P. Morgan
                                                                                                     Chase & Co.
                       ----------------------------------------------------------------------------------------------------------
                       Small Company Portfolio           Seeks to provide high total return from     J.P. Morgan Investment
                                                         a portfolio of small company stocks.        Management, Inc., a
                                                                                                     subsidiary of J.P. Morgan
                                                                                                     Chase & Co.
                       ----------------------------------------------------------------------------------------------------------
                       U.S. Large Cap Core Equity        Seeks to provide high total return from     J.P. Morgan Investment
                       Portfolio                         a portfolio of selected equity securities.  Management, Inc., a subsidiary of J.P. Morgan
                                                                                                     Chase & Co.
                       ----------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                  Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                      Investment Objective                   as applicable)
                     ---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) Investors Growth Stock      Seeks long-term growth of capital and       Massachusetts Financial
INSURANCE TRUST      Series -- Service Class Shares     future income rather than current           Services Company
                                                        income.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Investors Trust Series --   Seeks long-term growth of capital and       Massachusetts Financial
                     Service Class Shares               secondarily reasonable current income.      Services Company
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) New Discovery Series --     Seeks capital appreciation.                 Massachusetts Financial
                     Service Class Shares                                                           Services Company
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Strategic Income            Seeks high current income. Significant      Massachusetts Financial
                     Series -- Service Class Shares     capital appreciation is a secondary         Services Company
                                                        objective.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --      Seeks above-average income.                 Massachusetts Financial
                     Service Class Shares               Reasonable opportunity for growth of        Services Company
                                                        capital and income is a secondary
                                                        objective.
                     ---------------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series -- Service Seeks capital growth and current            Massachusetts Financial
                     Class Shares                       income.                                     Services Company
                     ---------------------------------------------------------------------------------------------------------
NATIONS SEPARATE     Nations Marsico Growth Portfolio   Seeks long-term growth of capital.          Banc of America Capital
ACCOUNT TRUST                                                                                       Management, LLC
                                                                                                    (subadvised by Marsico
                                                                                                    Capital)
                     ---------------------------------------------------------------------------------------------------------
                     Nations Marsico International      Seeks long-term growth of capital.          Banc of America Capital
                     Opportunities Portfolio                                                        Management, LLC
                                                                                                    (subadvised by Marsico
                                                                                                    Capital)
                     ---------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive Growth      Seeks capital appreciation by investing     OppenheimerFunds, Inc.
ACCOUNT FUNDS        Fund VA -- Service Shares          in "growth type" companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Balanced Fund/         Seeks a high total investment return,       OppenheimerFunds, Inc.
                     VA -- Service Shares               which includes current income and
                                                        capital appreciation in the value of its
                                                        shares.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital                Seeks capital appreciation by investing     OppenheimerFunds, Inc.
                     Appreciation Fund/VA -- Service    in securities of well-known established
                     Shares                             companies.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities      Seeks long-term capital appreciation by     OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares          investing a substantial portion of its
                                                        assets in securities of foreign issuers,
                                                        "growth-type" companies, cyclical
                                                        industries and special situations that
                                                        are considered to have appreciation
                                                        possibilities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/      Seeks high total return (which includes     OppenheimerFunds, Inc.
                     VA -- Service Shares               growth in the value of its shares as well
                                                        as current income) from equity and debt
                                                        securities.
                     ---------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small      Seeks capital appreciation.                 OppenheimerFunds, Inc.
                     Cap Fund/VA -- Service Shares
                     ---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor     Seeks maximum real return consistent        Pacific Investment
INSURANCE TRUST      Class Shares                       with preservation of real capital and       Management Company LLC
                                                        prudent investment management.
                     ---------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                     Investment Objective                  as applicable)
                  --------------------------------------------------------------------------------------------------------
                  High Yield Portfolio --           Seeks maximum total return,              Pacific Investment Management
                  Administrative Class Shares       consistent with preservation of          Company LLC
                                                    capital and prudent investment
                                                    management. Invests at least 80%
                                                    of its assets in a diversified portfolio
                                                    of high yield securities ("junk
                                                    bonds") rated below investment
                                                    grade but rated at least Caa by
                                                    Moody's or CCC by S&P, or, if
                                                    unrated, determined by PIMCO to be
                                                    of comparable quality, subject to a
                                                    maximum of 5% of total assets in
                                                    securities rated Caa by Moody's or
                                                    CCC by S&P, or, if unrated,
                                                    determined by PIMCO to be of
                                                    comparable quality.
                  --------------------------------------------------------------------------------------------------------
                  Long-Term U.S. Government         Seeks to maximize total return,          Pacific Investment Management
                  Portfolio -- Administrative Class consistent with preservation of          Company LLC
                  Shares                            capital and prudent investment
                                                    management.
                  --------------------------------------------------------------------------------------------------------
                  Low Duration Portfolio --         Seeks maximum total return,              Pacific Investment Management
                  Administrative Class Shares       consistent with preservation of          Company LLC
                                                    capital and prudent investment
                                                    management.
                  --------------------------------------------------------------------------------------------------------
                  Total Return Portfolio --         Seeks to maximize total return,          Pacific Investment Management
                  Administrative Class Shares       consistent with preservation of          Company LLC
                                                    capital and prudent investment
                                                    management.
                  --------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II    Seeks long-term growth of capital.       Prudential Investments LLC
SERIES FUND, INC.                                                                            (subadvised by Jennison
                                                                                             Associates LLC)
                  --------------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus              Seeks long-term growth of capital.       Prudential Investments LLC
                  Portfolio -- Class II                                                      (subadvised by Jennison
                                                                                             Associates LLC)
                  --------------------------------------------------------------------------------------------------------
                  Natural Resources Portfolio --    Seeks long-term growth of capital.       Prudential Investments LLC
                  Class II                                                                   (subadvised by Jennison
                                                                                             Associates LLC)
                  --------------------------------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/                       Seeks to provide investment results      Rydex Investments
TRUST                                               that correspond to a benchmark for
                                                    over-the-counter securities. The
                                                    fund's current benchmark is the
                                                    NASDAQ 100 Index(TM). The
                                                    NASDAQ 100 Index(TM) contains the
                                                    100 largest non-financial, non-
                                                    utilities stocks in the NASDAQ
                                                    composite.
                  --------------------------------------------------------------------------------------------------------
SALOMON BROTHERS  Salomon Brothers Variable All     Seeks capital appreciation through       Salomon Brothers Asset
VARIABLE SERIES   Cap Fund -- Class II              investment in securities which the       Management Inc
FUNDS INC                                           managers believe have above-
                                                    average capital appreciation
                                                    potential.
                  --------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                                                                                       Adviser (and Sub-Adviser(s),
                 Subaccount Investing In                 Investment Objective                 as applicable)
                 --------------------------------------------------------------------------------------------------
                 Salomon Brothers Variable Total Seeks to obtain above-average         Salomon Brothers Asset
                 Return Fund -- Class II         income (compared to a portfolio       Management Inc
                                                 entirely invested in equity
                                                 securities). The portfolio's
                                                 secondary objective is to take
                                                 advantage of opportunities to
                                                 achieve growth of capital and
                                                 income.
                 --------------------------------------------------------------------------------------------------
SCUDDER VARIABLE Scudder Technology Growth       Seeks growth of capital.              Deutsche Asset Management
SERIES II        Portfolio -- Class B Shares
                 --------------------------------------------------------------------------------------------------
                 SVS Dreman High Return Equity   Seeks to achieve a high rate of total Deutsche Asset Management
                 Portfolio -- Class B Shares     return.                               (subadvised by Dreman Value
                                                                                       Management L.L.C.)
                 --------------------------------------------------------------------------------------------------
                 SVS Dreman Small Cap Value      Seeks long-term capital               Deutsche Asset Management
                 Portfolio -- Class B Shares     appreciation.                         (subadvised by Dreman Value
                                                                                       Management L.L.C.)
                 --------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE  Comstock Portfolio -- Class II  Seeks capital growth and income.      Van Kampen Asset
INVESTMENT TRUST Shares                                                                Management Inc.
                 --------------------------------------------------------------------------------------------------
                 Emerging Growth Portfolio --    Seeks capital appreciation.           Van Kampen Asset
                 Class II Shares                                                       Management Inc.
                 --------------------------------------------------------------------------------------------------

                      The following Portfolio is not available for new purchase payments or transfers on or after November 15, 2004:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital. Janus Capital Management LLC
                   Service Shares
                   -------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Eaton Vance

                      Variable Trust, Evergreen Variable Annuity Trust, FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.), Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Greenwich Street Series Fund, Janus Aspen Series, MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS
                      As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sale of the Contracts" provision in this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments taken within the first seven years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain (as
                           defined below);

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals previously taken,
                            including surrender charges assessed;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional

                      Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option or if you take income payments pursuant to the terms of the Payment Protection Rider. We may also waive surrender charges for certain withdrawals made pursuant to a Guaranteed Minimum Withdrawal Benefit Rider. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals --Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Rider Option," "Income Payments -- Guaranteed Income Rollover Rider Option," and "Income Payments -- Payment Protection Rider Option" provisions in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

                      In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS
FROM THE
SEPARATE
ACCOUNT
                      We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

GUARANTEED
INCOME RIDER
OPTION CHARGE
                      We charge you for expenses related to the Guaranteed Income Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge is equal to an annual rate of 0.40% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. The Guaranteed Income Rider Option may not be available in all states or in all markets.

GUARANTEED
INCOME ROLLOVER
RIDER OPTION
CHARGE
                      We charge you for expenses related to the Guaranteed Income Rollover Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. The Guaranteed Income Rollover Rider Option may not be available in all states or in all markets.


GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT
RIDER OPTIONS
CHARGES
                      We charge you for expenses related to the Guaranteed Minimum Withdrawal Benefit Rider Option and the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either the Guaranteed Minimum Withdrawal Benefit Rider Option or the Guaranteed Minimum Withdrawal Benefit for Life Rider Option, you must do so at the time of application. We assess a charge for each rider equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for the Guaranteed Minimum Withdrawal Benefit Rider Option and an annualized rate of 0.60% of the daily net assets of the Separate Account for the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. The deduction from the Separate Account is reflected in your Contract Value. The charge for the rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account for the Guaranteed Minimum Withdrawal Benefit Rider Option and an annualized rate of 2.00% of your daily net assets in the Separate Account for the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.

                      The Guaranteed Minimum Withdrawal Benefit for Life Rider Option is available to contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications. Neither Guaranteed Minimum Withdrawal Benefit Rider Option may be available in all states or in all markets and we reserve the right to discontinue one or both of the Guaranteed Minimum Withdrawal Benefit Rider Options at any time and for any reason.


PAYMENT
PROTECTION
RIDER OPTION
CHARGE
                      We reserve the right to discontinue offering the Payment Protection Rider Option at any time and for any reason. We charge you for expenses related to the Payment Protection Rider Option, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily, equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00% of your daily net assets in the Separate Account. The Payment Protection Rider Option may not be available in all states or in all markets.


OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR THE        We charge you for expenses related to the Annual Step-Up
ANNUAL STEP-UP        Death Benefit Rider Option if you elect this option at
DEATH BENEFIT         the time of application. We deduct this charge against
RIDER OPTION          your assets in the Separate Account at each contract
                      anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each

                      Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.



CHARGE FOR THE        We charge you for expenses related to the 5% Rollup Death
5% ROLLUP DEATH       Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
OPTION                in the Separate Account at each contract anniversary and
                      at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup
                      Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate
                      Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit
                      Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider
                      Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity
                      Cross Funding Program.



CHARGE FOR THE        We charge you for expenses related to the Earnings
EARNINGS PROTECTOR    Protector Death Benefit Rider Option if you elect this
DEATH BENEFIT RIDER   option at the time of application. We deduct this charge
OPTION                against your assets in the Separate Account on each
                      contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider
                      Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.
                      If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

CHARGE FOR EARNINGS   We charge you for expenses related to the Earnings
PROTECTOR AND         Protector and Greater of Annual Step-Up and 5% Rollup
GREATER OF ANNUAL     Death Benefit Rider Option if you elect this option at
STEP-UP AND 5%        the time of application. We deduct this charge against
ROLLUP DEATH          your assets in the Separate Account on each contract
BENEFIT RIDER OPTION  anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and
                      5% Rollup Death Benefit Rider Option among the
                      Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate
                      Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings
                      Protector and Greater of Annual Step-Up and 5% Rollup
                      Death Benefit Rider Option is 0.70% of your Contract
                      Value at the time of the deduction. The Earnings
                      Protector and Greater of Annual Step-Up and 5% Rollup
                      Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.


DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

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


The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF
THE CONTRACT
                      If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.


                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.


                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
                      As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option at the time of application, you may not change your scheduled income start date or your optional payment plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect the Payment Protection Rider Option or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. If you elect the Payment Protection Rider, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the optional payment plan once elected at the time of application.

ASSIGNMENT
                      An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      If you elect the Payment Protection Rider Option or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

                      The Guaranteed Income Rider Option and the Guaranteed Income Rollover Rider Option will terminate upon assignment of the contract unless such assignment is a result of legal

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



                      process. Upon termination of the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or GE Investments Funds, Inc. -- Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE
PAYMENTS
                      You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision in this prospectus.

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




VALUATION DAY
AND VALUATION
PERIOD
                      We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF
PURCHASE
PAYMENTS
                      We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. If you have elected the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected the Payment Protection Rider Option or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by each rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Option" provisions in this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

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




                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF
ACCUMULATION
UNITS
                      Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

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


Transfers

TRANSFERS BEFORE
THE ANNUITY
COMMENCEMENT
DATE
                      All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect the Payment Protection Rider Option, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy.

                      We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.


TRANSFERS FROM
THE GUARANTEE
ACCOUNT TO THE
SUBACCOUNTS
                      We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.


TRANSFERS FROM
THE SUBACCOUNTS
TO THE GUARANTEE
ACCOUNT
                      We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS
AMONG THE
SUBACCOUNTS
                      All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      In addition, the restrictions and charges listed above do not apply to any:

                        (1) scheduled transfers made to the GIS Subaccount(s)
                            pursuant to the terms of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider; or

                        (2) transfers made among the Subaccounts pursuant to
                            automatic rebalancing of assets made under the terms of the Payment Protection Rider, or one of the Guaranteed Minimum Withdrawal Benefit Riders.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect unit values.

                      The affected Portfolio(s) determine whether these items apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/
INTERNET
TRANSACTIONS
                      All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us provided we receive written authorization at our Home

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                      Office to execute such transactions prior to such
                      request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

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CONFIRMATION OF
TRANSACTIONS
                      We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON
RELIABILITY
                      Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY
THIRD PARTIES
                      As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

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                      We require documentation to provide sufficient proof that
                      the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON
FREQUENT
TRANSFERS
                      The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

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                      In addition, we will not honor transfer requests if any
                      Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we

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                      may not have the contractual obligation nor the
                      operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
PROGRAM
                      The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

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                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities

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                      approve applicable contract modifications, if you
                      terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

                      Dollar Cost Averaging is not available if you have elected the Payment Protection Rider or the Guaranteed Minimum Withdrawal Benefit Rider and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO
REBALANCING
PROGRAM
                      Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form. You may not participate in the Portfolio Rebalancing program if you have elected the Payment Protection Rider or one of the Guaranteed Minimum Withdrawal Benefit Riders and you are allocating assets in accordance with the prescribed Investment Strategy.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for

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                      purposes of assessing a transfer charge or calculating
                      the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

                         . You elected the Payment Protection Rider, or one of
                           the Guaranteed Minimum Withdrawal Benefit Riders at the time of application; and

                         . You reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

                      We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE
ACCOUNT
INTEREST SWEEP
PROGRAM
                      You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may

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                      determine. You may not participate in the Guarantee
                      Account Interest Sweep program if you have elected the Payment Protection Rider, or one of the Guaranteed Minimum Withdrawal Benefit Riders and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

                         . You elected the Payment Protection Rider or one of
                           the Guaranteed Minimum Withdrawal Benefit Riders at the time of application; and

                         . You reset your benefit by reallocating assets in
                           accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

                      There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

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Surrenders and Partial Withdrawals

SURRENDERS AND
PARTIAL
WITHDRAWALS
                      We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect the Payment Protection Rider or one of the Guaranteed Minimum Withdrawal Benefit Riders and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. If the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

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                      When taking a partial withdrawal, any applicable
                      surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision in this prospectus.

                      Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON
DISTRIBUTIONS
FROM CERTAIN
CONTRACTS
                      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

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                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC
WITHDRAWAL
PROGRAM
                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If the Guaranteed Income Rider or the Guaranteed Income Rollover Rider is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

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                      After your Systematic Withdrawals begin, you may change
                      the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Riders, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision in this prospectus).

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.


GUARANTEED
MINIMUM
WITHDRAWAL
BENEFIT RIDER
OPTIONS
                      The Guaranteed Minimum Withdrawal Benefit Rider Options provide for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.



                      The Guaranteed Minimum Withdrawal Benefit for Life Rider Option is only available to contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications. In addition, the Guaranteed Minimum Withdrawal Benefit for Life Rider Option may not be elected with either the 5% Rollup Death Benefit Rider Option or the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option. Neither Guaranteed Minimum Withdrawal Benefit Rider Option may be available in all states or in all markets. The Guaranteed Minimum Withdrawal Benefit Rider Option may also be referred to as the "GE Guaranteed Withdrawal Advantage(SM)" in our marketing materials. The Guaranteed Minimum Withdrawal Benefit for Life Rider Option may also be referred to as the "Lifetime Income Plus" in our marketing materials. We reserve the right to discontinue offering one or both Guaranteed Minimum Withdrawal Benefit Rider Options at any time and for any reason. If you wish to elect either rider, you must do so at the time of application.


GUARANTEED MINIMUM    If you:
WITHDRAWAL BENEFIT
UNDER THE GUARANTEED
 MINIMUM WITHDRAWAL
 BENEFIT RIDER OPTION
                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to
                           an amount less than or equal to the Withdrawal Limit;


                      you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

                        (a) is the protected amount; and

                        (b) is the Withdrawal Factor for the wait period.

                      The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

                      Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

                         . an additional purchase payment is applied to your
                           protected amount; or

                         . you elect to reset the protected amount.

                      Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

                      Your initial remaining amount is equal to your initial protected amount.

                      Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased by (a) minus (b), where:

                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.

                      We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments.

                      Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election. If you do, we will as of that reset date:

                         . reset the protected amount and remaining amount to
                           equal your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

                      Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.


                      If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:


                        (a) is the Contract Value after the Gross Withdrawal;
                            and

                        (b) is the prior remaining amount less the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawals.

                      Reduction In Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

                         . If the Withdrawal Limit is less than or equal to
                           $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.


                      Examples. The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The Examples are not intended to depict investment performance of the contract.

                      The first example assumes:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the contract earns a net return of -2%; and

                        (5) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                          Withdrawals
    Contract Value -        Taken -   Contract Value -   Protected    Remaining
    Beginning of Year     End of Year   End of Year       Amount       Amount
 ------------------------------------------------------------------------------
                $100,000    $7,000        $91,000         $100,000    $  93,000
                  91,000     7,000         82,180                        86,000
                  82,180     7,000         73,536                        79,000
                  73,536     7,000         65,066                        72,000
                  65,066     7,000         56,764                        65,000
                  56,764     7,000         48,629                        58,000
                  48,629     7,000         40,656                        51,000
                  40,656     7,000         32,843                        44,000
                  32,843     7,000         25,186                        37,000
                  25,186     7,000         17,683                        30,000
                  17,683     7,000         10,329                        23,000
                  10,329     7,000          3,123                        16,000
                   3,123     7,000             --                         9,000
                      --     7,000             --                         2,000
                      --     2,000             --                            --
                                                       Total Received $100,000
 ------------------------------------------------------------------------------

                       This next example assumes:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;

                        (4) the contract earns a net return of 12%; and

                        (5) the owner takes no partial withdrawals in the first
                            five Benefit Years and then takes partial withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                      Withdrawals
    Contract Value -    Taken -   Contract Value -   Protected    Remaining
    Beginning of Year End of Year   End of Year       Amount       Amount
    -----------------------------------------------------------------------
        $100,000             --       $98,000         $100,000    $100,000
          98,000             --        96,040                      100,000
          96,040             --        94,119                      100,000
          94,119             --        92,237                      100,000
          92,237             --        90,392                      100,000
          90,392        $10,000        78,584                       90,000
          78,584         10,000        67,013                       80,000
          67,013         10,000        55,672                       70,000
          55,672         10,000        44,559                       60,000
          44,559         10,000        33,668                       50,000
          33,668         10,000        22,994                       40,000
          22,994         10,000        12,534                       30,000
          12,534         10,000            --                       20,000
              --         10,000            --                       10,000
              --         10,000            --                           --
                                                   Total Received $100,000
    -----------------------------------------------------------------------


GUARANTEED MINIMUM    If you
WITHDRAWAL BENEFIT
UNDER THE GUARANTEED
MINIMUM WITHDRAWAL
BENEFIT FOR LIFE
RIDER OPTION
                         . allocate all Contract Value to the prescribed
                           Investment Strategy; and

                         . limit total Gross Withdrawals in a Benefit Year to
                           an amount no greater than the Withdrawal Limit;

                      you will be eligible to receive total Gross Withdrawal in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

                      The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:


                        (a) is the greater of the Contract Value on the prior
                            contract anniversary and the Withdrawal Base; and


                        (b) is the Withdrawal Factor.


                      The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

                      Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.


                      Death Provisions Under the Guaranteed Minimum Withdrawal Benefit for Life Rider Option. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of
                      (a), (b), and (c), where:

                        (a) is the death benefit as calculated under the base
                            contract;

                        (b) is the Rider Death Benefit;

                        (c) is any amount payable by any other optional death
                            benefit rider.

                      The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)


                      If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.


                      The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

                      If the surviving spouse can not or does not, continue the rider or, if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.


                      Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

                      Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor will be reduced by (a) minus (b), where:

                        (a) is the Withdrawal Factor; and

                        (b) is the Withdrawal Factor multiplied by 50%.

                      In addition, the Rider Death Benefit will be reduced by
                      (a) minus (b), where:

                        (a) is the Rider Death Benefit; and

                        (b) is the Rider Death Benefit multiplied by 50%.


                      We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.



                      If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit where the result is equal to (a) minus (b), where:


                        (a) is the purchase payment; and

                        (b) is the purchase payment multiplied by 50%.


                      We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received.


                      Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.


                      You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least one year after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.

                      There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:



           Restore Provision                       Reset Provision
 -----------------------------------------------------------------------------
 May only be restored one time and      May be reset on any contract
 must be restored on a contract         anniversary at least three years
 anniversary                            after your Benefit Date
 -----------------------------------------------------------------------------
 You must allocate all assets to the    You must allocate all assets to the
 prescribed Investment Strategy in      prescribed Investment Strategy
 effect as of the last Benefit Date     available as of the date of the reset
 prior to the reduction in benefits
 -----------------------------------------------------------------------------
 Your rider charge assessed will
 remain the same as the charge that     Your rider charge may increase, not
 was in effect as of your last Benefit  to exceed an annualized rate of 2.00%
 Date prior to the reduction in         of assets in the Separate Account,
 benefits                               calculated on a daily basis
 -----------------------------------------------------------------------------
 Your Withdrawal Base will be the       Your Withdrawal Base will be reset to
 lesser of the current Contract Value   equal your Contract Value as of the
 and your prior Withdrawal Base         date you reset your benefit
 -----------------------------------------------------------------------------
 The Withdrawal Factor will be          The Withdrawal Factor will be reset
 restored to 100% of the original age   to 100% of the original age
 Withdrawal Factor                      Withdrawal Factor
 -----------------------------------------------------------------------------
 The Rider Death Benefit will be the    The Rider Death Benefit will be the
 lesser of Contract Value and total     lesser of Contract Value and total
 purchase payments, less Gross          purchase payments, less Gross
 Withdrawals                            Withdrawals



                      For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.


                      You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.


                      Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:


                        (a) is the Contract Value on the Valuation Day after
                            the Gross Withdrawal; and

                        (b) is the prior Rider Death Benefit minus the Gross
                            Withdrawal.

                      If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

                      The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

                      Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

                         . If the Withdrawal Limit is less than $100, we will
                           pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

                         . If the Withdrawal Limit is greater than $100, we
                           will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.


EXAMPLES The following examples show how the Guaranteed Minimum Withdrawal Benefit for Life Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.


                      This example assumes:


                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;



                        (2) the owner makes no additional purchase payments;


                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;


                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;


                        (5) the contract earns a net return of -2%;


                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the

                            Contract Value as of the prior contract
                            anniversary) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and


                        (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $5,000        $93,000       $100,000     $95,000
   66        93,000         5,000         86,140        100,000      90,000
   67        86,140         5,000         79,417        100,000      85,000
   68        79,417         5,000         72,829        100,000      80,000
   69        72,829         5,000         66,372        100,000      75,000
   70        66,372         5,000         60,045        100,000      70,000
   71        60,045         5,000         53,844        100,000      65,000
   72        53,844         5,000         47,767        100,000      60,000
   73        47,767         5,000         41,812        100,000      55,000
   74        41,812         5,000         35,975        100,000      50,000
   75        35,975         5,000         30,256        100,000      45,000
   76        30,256         5,000         24,651        100,000      40,000
   77        24,651         5,000         19,158        100,000      35,000
   78        19,158         5,000         13,775        100,000      30,000
   79        13,775         5,000          8,499        100,000      25,000
   80         8,499         5,000          3,329        100,000      20,000
   81         3,329         5,000             --        100,000      15,000
   82            --         5,000             --        100,000      10,000
   83            --         5,000             --        100,000       5,000
   84            --         5,000             --        100,000          --
   85            --         5,000             --        100,000          --
   86            --         5,000             --        100,000          --
   87            --         5,000             --        100,000          --
   88            --         5,000             --        100,000          --
   89            --         5,000             --        100,000          --
   --------------------------------------------------------------------------

                      This next example assumes:


                        (1) the owner, who is also the Annuitant, purchases the
                            contract for $100,000;


                        (2) the owner makes no additional purchase payments;

                        (3) all Contract Value is allocated in accordance with
                            the prescribed Investment Strategy at all times;


                        (4) the owner is age 65 at issue and has a Withdrawal
                            Factor of 5%;

                        (5) the contract earns a net return of 8%;


                        (6) the owner takes partial withdrawals equal to the
                            Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life; and


                        (7) the owner dies upon reaching age 90.

                         Withdrawals                  Withdrawal  Rider Death
       Contract Value -    Taken -   Contract Value -   Base -     Benefit -
   Age Beginning of Year End of Year   End of Year    End of Year End of Year
   --------------------------------------------------------------------------
   65      $100,000        $ 5,000       $103,000      $100,000     $95,000
   66       103,000          5,150        106,090       100,000      89,850
   67       106,090          5,305        109,273       100,000      84,546
   68       109,273          5,464        112,551       100,000      79,082
   69       112,551          5,628        115,927       100,000      73,454
   70       115,927          5,796        119,405       100,000      67,658
   71       119,405          5,970        122,987       100,000      61,688
   72       122,987          6,149        126,677       100,000      55,538
   73       126,677          6,334        130,477       100,000      49,204
   74       130,477          6,524        134,392       100,000      42,681
   75       134,392          6,720        138,423       100,000      35,961
   76       138,423          6,921        142,576       100,000      29,040
   77       142,576          7,129        146,853       100,000      21,911
   78       146,853          7,343        151,259       100,000      14,568
   79       151,259          7,563        155,797       100,000       7,005
   80       155,797          7,790        160,471       100,000          --
   81       160,471          8,024        165,285       100,000          --
   82       165,285          8,264        170,243       100,000          --
   83       170,243          8,512        175,351       100,000          --
   84       175,351          8,768        180,611       100,000          --
   85       180,611          9,031        186,029       100,000          --
   86       186,029          9,301        191,610       100,000          --
   87       191,610          9,581        197,359       100,000          --
   88       197,359          9,868        203,279       100,000          --
   89       203,279         10,164        209,378       100,000          --
   --------------------------------------------------------------------------


INVESTMENT STRATEGY   In order to receive the full benefit provided by either
                      rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

                      The Investment Strategy includes specific Designated Subaccounts, as well as an Asset Allocation Model. The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio --Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return Fund;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; and/or

                            Salomon Brothers Variable Series Funds
                            Inc -- Salomon Brothers Variable Total Return Fund -- Class II; or

                        (2) owners may allocate assets in accordance with the
                            following Asset Allocation Model (when allocating to the model, one or more available Portfolios may be used as long as allocated assets equal the percentages prescribed):

    CATEGORY         PERCENTAGE              AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    LARGE CAP GROWTH    11%     AIM Variable Insurance Funds -- AIM V.I.
                                  Premier Equity Fund -- Series I shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Large Cap
                                  Growth Portfolio -- Class B (formerly,
                                  AllianceBernstein Premier Growth Portfolio)
                                American Century Variable Portfolios, Inc. -- VP
                                  Ultra(R) Fund -- Class I
                                The Dreyfus Socially Responsible Growth Fund,
                                  Inc. -- Initial Shares
    ----------------------------------------------------------------------------

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



     CATEGORY        PERCENTAGE              AVAILABLE SUBACCOUNTS
     ---------------------------------------------------------------------------
                                Fidelity Variable Insurance Products Fund -- VIP
                                  Growth Portfolio -- Service Class 2
                                Franklin Templeton Variable Insurance Products
                                  Trust -- Franklin Large Cap Growth Securities
                                  Fund -- Class 2 Shares
                                Greenwich Street Series Fund -- Salomon
                                  Brothers Variable Aggressive Growth Fund --
                                  Class II
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  Investors Growth Stock Series -- Service
                                  Class Shares
                                Nations Separate Account Trust -- Nations
                                  Marsico Growth Portfolio
                                The Prudential Series Fund, Inc. -- Jennison
                                  Portfolio -- Class II
     ---------------------------------------------------------------------------
     LARGE CAP VALUE    18%     AIM Variable Insurance Funds -- AIM V.I. Basic
                                  Value Fund -- Series II shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Growth and
                                  Income Portfolio -- Class B
                                American Century Variable Portfolios, Inc. -- VP
                                  Income & Growth Fund -- Class I
                                FAM Variable Series Funds, Inc. (formerly,
                                  Merrill Lynch Variable Series Funds, Inc.) --
                                   Mercury Basic Value V.I. Fund -- Class III
                                  Shares (formerly, Merrill Lynch Basic Value
                                  V.I. Fund)
                                Fidelity Variable Insurance Products Fund -- VIP
                                  Equity-Income Portfolio -- Service Class 2
                                Salomon Brothers Variable Series Funds Inc --
                                  Salomon Brothers Variable All Cap Fund --
                                  Class II
                                Scudder Variable Series II -- SVS Dreman High
                                  Return Equity Portfolio -- Class B Shares
                                Van Kampen Life Investment Trust -- Comstock
                                  Portfolio -- Class II Shares
     ---------------------------------------------------------------------------
     MID CAP             8%     Dreyfus Investment Portfolios -- MidCap Stock
                                  Portfolio -- Initial Shares
                                Fidelity Variable Insurance Products Fund -- VIP
                                  Mid Cap Portfolio -- Service Class 2
                                GE Investments Funds, Inc. -- Mid-Cap Equity
                                  Fund (formerly, Mid-Cap Value Equity Fund)
                                Goldman Sachs Variable Insurance Trust --
                                  Goldman Sachs Mid Cap Value Fund
     ---------------------------------------------------------------------------

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



      CATEGORY      PERCENTAGE               AVAILABLE SUBACCOUNTS
      --------------------------------------------------------------------------
                               J.P. Morgan Series Trust II -- Mid Cap Value
                                 Portfolio
      --------------------------------------------------------------------------
      SMALL CAP         7%     FAM Variable Series Funds, Inc. (formerly,
                                 Merrill Lynch Variable Series Funds, Inc.) --
                                  Mercury Value Opportunities V.I. Fund --
                                 Class III Shares (formerly, Merrill Lynch Value
                                 Opportunities V.I. Fund)
                               GE Investments Funds, Inc. -- Small-Cap Value
                                 Equity Fund
                               MFS(R) Variable Insurance Trust -- MFS(R) New
                                 Discovery Series -- Service Class Shares
                               Oppenheimer Variable Account Funds --
                                 Oppenheimer Main Street Small Cap Fund/
                                 VA -- Service Shares
                               Scudder Variable Series II -- SVS Dreman
                                 Small Cap Value Portfolio -- Class B Shares
      --------------------------------------------------------------------------
      INTERNATIONAL    15%     AIM Variable Insurance Funds -- AIM V.I.
                                 International Growth Fund -- Series II shares
                               AllianceBernstein Variable Products Series
                                 Fund, Inc. -- AllianceBernstein International
                                 Value Portfolio  -- Class B
                               American Century Variable Portfolios, Inc. -- VP
                                 International Fund -- Class I
                               Franklin Templeton Variable Insurance Products
                                 Trust -- Templeton Foreign Securities
                                 Fund -- Class 2 Shares
                               J.P. Morgan Series Trust II -- International
                                 Equity Portfolio
                               Nations Separate Account Trust -- Nations
                                 Marsico International Opportunities Portfolio
      --------------------------------------------------------------------------
      HIGH-YIELD        4%     Federated Insurance Series -- Federated High
                                 Income Bond Fund II -- Service Shares
                               PIMCO Variable Insurance Trust -- High Yield
                                 Portfolio -- Administrative Class Shares
      --------------------------------------------------------------------------
      BONDS            10%     American Century Variable Portfolios II, Inc. --
                                 VP Inflation Protection Fund -- Class II
                               GE Investments Funds, Inc. -- Income Fund
                               J.P. Morgan Series Trust II -- Bond Portfolio
                               PIMCO Variable Insurance Trust -- Long-Term
                                 U.S. Government Portfolio -- Administrative
                                 Class Shares
                               PIMCO Variable Insurance Trust -- Total Return
                                 Portfolio -- Administrative Class Shares
      --------------------------------------------------------------------------

        CATEGORY         PERCENTAGE            AVAILABLE SUBACCOUNTS
        ------------------------------------------------------------------------
        SHORT-TERM BONDS    18%     PIMCO Variable Insurance Trust -- Low
                                      Duration Portfolio -- Administrative Class
                                      Shares
        ------------------------------------------------------------------------
        CASH EQUIVALENTS     9%     Dreyfus Variable Investment Fund -- Money
                                      Market Portfolio
                                    GE Investments Funds, Inc. -- Money Market
                                      Fund
        ------------------------------------------------------------------------




                      If you choose to allocate Contract Value to the Designated Subaccounts option, you must specify the percentage to invest in each Designated Subaccount. If you choose to allocate Contract Value to the Asset Allocation Model option, any percentage of Contract Value invested must first be divided into categories in accordance with the percentages shown above. Within each category, you must then specify the percentage of assets to allocate in one or more of the available Subaccounts.



                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen. In addition, on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we will rebalance Contract Value to the Subaccounts in accordance with the percentages that you have chosen, unless you instruct us otherwise.



                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Automatic asset rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.



                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions, however, please be aware that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and the guaranteed amount available for withdrawal will be reduced by 50% resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision.


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




WHEN RIDER IS         If available, the Guaranteed Minimum Withdrawal Benefit
EFFECTIVE             Rider or the Guaranteed Minimum Withdrawal Benefit for
                      Life Rider must be elected at application. The elected rider will remain in effect while the contract is in force and before income payments begin. Neither rider may be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the elected rider, and the benefits you are eligible to receive thereunder, will terminate.

OWNERSHIP AND CHANGE  We must approve any assignment or sale of this contract
OF OWNERSHIP          unless the assignment is a court ordered assignment.

                      If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

SPOUSAL CONTINUATION  If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

                      Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

ANNUITY CROSS
FUNDING
PROGRAM
                      The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

                      This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by GE Life and Annuity Assurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this

                      Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

                      Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to

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



                      be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

                      Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

Death of Owner and/or Annuitant


DISTRIBUTION
PROVISIONS UPON
DEATH OF OWNER
OR JOINT OWNER
                      In certain circumstances, Federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant, if any owner or
                            joint owner is a non-natural entity.

                      The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

                      If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

DEATH BENEFIT
AT DEATH OF
ANY ANNUITANT
BEFORE ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Annual Step-Up Death Benefit Rider Option;

                        (3) the 5% Rollup Death Benefit Rider Option;

                        (4) the Earnings Protector Death Benefit Rider Option;
                            and

                        (5) the Earnings Protector and Greater of Annual
                            Step-Up and 5% Rollup Death Benefit Rider Option.

                      We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The "5% Rollup Death Benefit Rider Option" and the "Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option" are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. In addition, you may not elect the 5% Rollup Death Benefit Rider Option or the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option with the Guaranteed Minimum Withdrawal Benefit for Life Rider Option.


                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      The Basic Death Benefit available for all contracts issued is equal to the greater of:

                        (a) purchase payments adjusted for any partial
                            withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

                        (b) the Contract Value on the Valuation Day we receive
                            due proof of death and all required forms.


                      Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.


                      Please see Appendix A for an example of the Basic Death Benefit calculation.

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ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the Annual Step-Up Death Benefit Rider Option
                           described below.

                      The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of
                      (a) and (b) where:

                        (a) is the Contract Value; and

                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.


                      Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.


                      The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

                      The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day which we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

                        (a) is the Contract Value; and

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                        (b) is the Annual Step-Up Death Benefit on the last
                            reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.


                      Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.


                      You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% ROLLUP DEATH
BENEFIT RIDER
OPTION
                      The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

                         . the Basic Death Benefit; and

                         . the 5% Rollup Death Benefit Rider Option described
                           below.

                      The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

                        (a) is 200% of purchase payments; and

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                        (b) is the Rollup Death Benefit at the end of the last
                            Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.


                      Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.


                      Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increments daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

                      You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision in this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

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EARNINGS
PROTECTOR
DEATH BENEFIT
RIDER OPTION
                      The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

                      The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all purchase payments paid and not
                            previously withdrawn.


                      The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.


                      The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

                      The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

                        (a) is the Contract Value as of the first Valuation Day
                            we have receipt of due proof of death and all required forms at our Home Office; and

                        (b) is the sum of all purchase payments paid and not
                            previously withdrawn.


                      The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.


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                      Under both age scenarios listed above, partial
                      withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of the Guaranteed Minimum Withdrawal Benefit Riders) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus
                      (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any partial withdrawals, excluding
                            any surrender charges;

                        (c) is the total of purchase payments paid; and

                        (d) is the total of any gain previously withdrawn.

                      You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

                      Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

                      There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

                         . The Earnings Protector Death Benefit Rider Option
                           does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

                         . Once you elect the Earnings Protector Death Benefit
                           Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

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                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Earnings
                           Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

THE EARNINGS
PROTECTOR AND
GREATER OF
ANNUAL STEP-UP
AND 5% ROLLUP
DEATH BENEFIT
RIDER OPTION
                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

                         . the Basic Death Benefit;

                         . the Annual Step-Up Death Benefit Rider Option
                           described above; and

                         . the 5% Rollup Death Benefit Rider Option described
                           above; plus

                         . the Earnings Protector Death Benefit Rider Option
                           described above.

                      You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

                      The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

TERMINATION OF
DEATH BENEFIT
RIDER OPTIONS
WHEN CONTRACT
ASSIGNED OR SOLD
                      Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.


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HOW TO CLAIM
PROCEEDS AND/OR
DEATH BENEFIT
PAYMENTS
                      At the death of:

                        (1) an owner or joint owner; or

                        (2) the Annuitant or Joint Annuitant (if any owner or
                            joint owner is a non-natural entity);

                      the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary;

                        (4) owner's or joint owner's estate.

                      The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

                      We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

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                      In cases where there are multiple designated
                      beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

                        (1) receive the proceeds in a lump sum;

                        (2) receive the proceeds over a period of five years
                            following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

                        (3) elect Optional Payment Plan 1 or 2 as described in
                            the Optional Payment Plans section. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

                        (4) if the designated beneficiary is the spouse of a
                            decreased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

                      If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

DISTRIBUTION
RULES WHEN
DEATH OCCURS
BEFORE INCOME
PAYMENTS BEGIN
                      The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. See the "Federal Tax Matters" provision in this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the

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                      surviving spouse is one of multiple designated
                      beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

                      If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. Instead, the proceeds from the contract must be distributed within five years of the date of death in accordance with payment choice 1 or 2, unless payment choice 3 is timely elected, in which case, payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

DISTRIBUTION
RULES WHEN
DEATH OCCURS
AFTER INCOME
PAYMENTS BEGIN
                      After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.


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Income Payments

INCOME PAYMENTS
AND THE ANNUITY
COMMENCEMENT
DATE
                      The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (Income payments may begin on a different date from the GIS Subaccount(s) pursuant to the election of the Guaranteed Income Rider or the Guaranteed Income Rollover Rider under the terms of those riders and from the Payment Protection Plan(s) pursuant to the election of the Payment Protection Rider under the terms of that rider. See the "Guaranteed Income Rider Option," "Guaranteed Income Rollover Rider Option," and "Payment Protection Rider Option" sections of this provision.) An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected the Payment Protection Rider, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. If you elected the Payment Protection Rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we

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                      discount equals the payment amount on the date we receive
                      due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract also provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

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                      We will make income payments monthly unless you elect to
                      receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding your Annuity Commencement Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL
PAYMENT PLANS
                      The following optional payment plans are available under the contract, unless you have fully annuitized under the Guaranteed Income Rider, the Guaranteed Income Rollover Rider or the Payment Protection Rider:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount

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                          the amount of the remaining guaranteed payments to
                          the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.


                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.


                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment

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                      Plan 4 in good order, the payment will generally be made
                      within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE INCOME
PAYMENTS
                      The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS
AFTER THE
ANNUITY
COMMENCEMENT
DATE
                      If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect the Payment Protection Rider, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of the Guaranteed Income Rider Option or the Guaranteed Income Rollover Rider Option. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

GUARANTEED
INCOME RIDER
OPTION
                      The Guaranteed Income Rider Option provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

                      You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).

                      The Guaranteed Income Rider Option may not be available in all states or in all markets. This rider may be referred to as the "GE Guaranteed Income Advantage/SM/" in our marketing materials. We reserve the right to discontinue offering the Guaranteed Income Rider at any time and for any reason.

                      Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

SCHEDULED TRANSFERS   The first scheduled transfer is made to the GIS
                      Subaccount(s) as of the effective date of the segment.
                      Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement
                      Date. For contracts issued on or after the later of April
                      29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

                      Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

WITHDRAWALS AND       You may take a withdrawal or make transfers from the GIS
TRANSFERS             Subaccount(s) at any time prior to the earlier of the
                      Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

                      Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the number of scheduled transfers made prior to
                            such withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the scheduled transfers made prior to such
                            withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

                      Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision in this prospectus.


MONTHLY INCOME        You may elect to receive monthly income under this rider
                      or you may elect to transfer the value in the GIS
                      Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

                      On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.

                      Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

                      Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:

                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and

                        (c) is $1,000.

                      Income rates, for purposes of the Guaranteed Income Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by
                      (c), where:

                        (a) is the scheduled transfer;

                        (b) is the guaranteed annual income factor divided by
                            12; and

                        (c) is the number of scheduled transfers made, adjusted
                            for withdrawals and transfers.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

                        (a) is the scheduled transfers made into the GIS
                            Subaccount(s), adjusted for withdrawals and transfers; and

                        (b) is the guaranteed annual income factor divided by
                            12.

                      Subsequent income payments are determined by Annuity
Subsequent Income     Units. The amount of any subsequent annual income amount
Payments              may be greater or less than the initial amount.

                      For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed income floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

                      On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.

                      Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date

                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and

                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date

                      If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

                      If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and

                        (b) is the commuted value of the remaining period
                            certain of the annual income amount.

                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. --Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

                        (1) Upon notification of death;

                            (a) all value of the Subaccounts will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments not past the Income Start
                                Date will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;

                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      The surviving spouse will become the named designated Annuitant.

OTHER CONTRACT        Any rider and contract charges not taken on a daily basis
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income
                      Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

TERMINATION OF        For contracts issued prior to April 29, 2005, or prior to
RIDER                 the date on which state insurance authorities approve
                      applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April
                      29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

OWNERSHIP AND         On the date that the contract is assigned or sold, unless
CHANGE OF             under an involuntary assignment effected by legal
OWNERSHIP             process, all amounts in the GIS Subaccount(s) will be
                      transferred to the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio or the GE Investments
                      Funds, Inc. -- Money Market Fund.

                      If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an Annuitant;

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.

EXAMPLES The following example shows how the Guaranteed Income Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner makes scheduled transfers of $800 at the
                            first of every month (for a total of $9,600 per year) for 10 years; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.


                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,778     $      0    $9,600    $  9,849    $  956
  2     90,778      9,600      85,303        9,849     9,600      20,173     1,913
  3     85,303      9,600      79,565       20,173     9,600      30,995     2,869
  4     79,565      9,600      73,551       30,995     9,600      42,339     3,825
  5     73,551      9,600      67,247       42,339     9,600      54,230     4,781
  6     67,247      9,600      60,639       54,230     9,600      66,695     5,738
  7     60,639      9,600      53,712       66,695     9,600      79,761     6,694
  8     53,712      9,600      46,452       79,761     9,600      93,457     7,650
  9     46,452      9,600      38,841       93,457     9,600     107,814     8,606
 10     38,841      9,600      30,864      107,814     9,600     122,863     9,563
------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $ 9,436     $9,563   $ 9,563     $127
                  12     9,557      9,563     9,563      132
                  13     9,679      9,563     9,563       16
                  14     9,803      9,563     9,787        0
                  15     9,928      9,563     9,928        0
                  16    10,055      9,563    10,055        0
                  17    10,184      9,563    10,184        0
                  18    10,314      9,563    10,314        0
                  19    10,446      9,563    10,446        0
                  20    10,579      9,563    10,579        0
                 ----------------------------------------------

                      For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

                      The following example shows how the Guaranteed Income Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

                      The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner transfers the entire $96,000 into the GIS
                            Subaccount at the beginning of year 1; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

                                                                Value of  Guaranteed
       Value of              Value of   Value of GIS              GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers  at End of  at Beginning Transfers at End of   Payment
Year   of Year      Made       Year       of Year      Made       Year     Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,630    $9,563
  2          0           0       0         100,630          0    105,484     9,563
  3          0           0       0         105,484          0    110,572     9,563
  4          0           0       0         110,572          0    115,905     9,563
  5          0           0       0         115,905          0    121,495     9,563
  6          0           0       0         121,495          0    127,355     9,563
  7          0           0       0         127,355          0    133,498     9,563
  8          0           0       0         133,498          0    139,937     9,563
  9          0           0       0         139,937          0    146,687     9,563
 10          0           0       0         146,687          0    153,762     9,563
------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                     Adjustment
                      Calculated Guaranteed Payment   Account
                 Year  Payment    Payment   to Owner  Balance
                 ----------------------------------------------
                  11   $11,809     $9,563   $11,809      $0
                  12    11,960      9,563    11,960       0
                  13    12,113      9,563    12,113       0
                  14    12,268      9,563    12,268       0
                  15    12,425      9,563    12,425       0
                  16    12,584      9,563    12,584       0
                  17    12,745      9,563    12,745       0
                  18    12,908      9,563    12,908       0
                  19    13,073      9,563    13,073       0
                  20    13,240      9,563    13,240       0

TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a

                      Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Guaranteed Income Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision below.

GUARANTEED
INCOME ROLLOVER
RIDER OPTION
                      The Guaranteed Income Rollover Rider Option provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated.

                      You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers or through a guarantee transfer. As discussed in the "Scheduled Transfers" section below, scheduled transfers may be made in advance of their due date. Therefore, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s). You may also fully fund a segment by a guarantee transfer, as discussed in the "Guarantee Transfers" section below.

                      The Guaranteed Income Rollover Rider Option may not be available in all states or in all markets. This rider may be referred to as "ClearCourse/SM/" in our marketing materials. We reserve the right to discontinue offering the Guaranteed Income Rider at any time and for any reason.

                      If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

GUARANTEE             A guarantee transfer segment is a segment with a unique
TRANSFERS             combination of Income Start Date and monthly income plan
                      that is fully funded by a guarantee transfer. A guarantee transfer is an amount transferred from another annuity contract into the GIS Subaccount(s) for a guarantee transfer segment. We may accept amounts transferred from another annuity contract issued by the Company or one of its affiliates or an unaffiliated insurer, subject to underwriting and, ultimately, our final approval. Each guarantee transfer segment has its own effective date, Income Start Date, guarantee transfer, monthly income plan and guaranteed income floor.

SCHEDULED             A scheduled transfer segment is a segment that is only
TRANSFERS             funded by scheduled transfers. A scheduled transfer is an
                      amount transferred into the GIS Subaccount(s) from the investment options, excluding the GIS Subaccount(s), for a scheduled transfer segment. Once established, this amount may not be changed. Each scheduled transfer segment has its own effective date, Income Start Date, scheduled transfer, monthly income plan and guaranteed annual income factor. The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity
                      Commencement Date. Scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation
                      Day will be treated as the monthly anniversary for that month.

                      Scheduled transfers are made first to the GIS Subaccount(s) of the scheduled transfer segment that has been in effect for the longest period of time.

                      Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

                      There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

WITHDRAWALS AND       You may take a withdrawal or make transfers from the GIS
TRANSFERS             Subaccount(s) at any time prior to the earlier of the
                      Income Start Date or the Annuity Commencement Date.
                      Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS
                      Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

                      Guarantee Transfer Segment -- Your initial guaranteed income floor for a guarantee transfer segment is determined at the time of the guarantee transfer for that segment. Once you take a withdrawal or make a transfer from a guarantee transfer segment, your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred. After such withdrawal or transfer, the guaranteed income floor will be (a) multiplied by (b) divided by (c), where:

                        (a) is the guaranteed income floor before such
                            withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      Scheduled Transfer Segment -- Once you take a withdrawal or make a transfer from a scheduled transfer segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. After such withdrawal or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

                        (a) is the scheduled transfers made prior to such
                            withdrawal or transfer;

                        (b) is the value of the applicable GIS Subaccount(s)
                            after such withdrawal or transfer; and

                        (c) is the value of the applicable GIS Subaccount(s)
                            before such withdrawal or transfer.

                      Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then, withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Next, withdrawals will be deducted from the GIS Subaccount(s) of the scheduled transfer segments beginning with the scheduled transfer segment that has been in effect for the shortest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) of the guarantee transfer segments beginning with the guarantee transfer segment that has been in effect for the shortest period of time.


                      Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision in this prospectus.


MONTHLY INCOME        You may elect to receive monthly income under this rider
                      or you may elect to transfer the value in the GIS
                      Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

                      On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a scheduled transfer segment, monthly income will be based on a Life Income with a 10 Year Period Certain plan for a single Annuitant and a Joint Life and Survivor Income with a 10 Year Period Certain plan for Joint Annuitants. The income plan for a guarantee transfer segment will be determined at the time of the guarantee transfer and will depend on the income plan associated with the annuity contract that funded the guarantee transfer. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See the "Optional Payment Plans" section of the "Income Payments" provision in this prospectus for additional information on available payment options.

                      Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

                      Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount under any applicable
Payment               payment plan is calculated by taking (a) multiplied by
                      (b), divided by (c), where:

                        (a) is the annual income rate per $1,000 in the
                            contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

                        (b) is the value in the applicable GIS Subaccount(s) as
                            of the Income Start Date, less any applicable premium tax; and

                        (c) is $1,000.

                      Income rates, for purposes of the Guaranteed Income Rollover Rider, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

                      The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

                      The guaranteed income floor for a scheduled transfer segment is equal to (a) multiplied by (b), where:

                        (a) is the scheduled transfers made into the GIS
                            Subaccount(s), adjusted for withdrawals and transfers; and

                        (b) is the guaranteed annual income factor divided by
                            12.

                      The guaranteed income floor for a guarantee transfer segment is determined at the time of the guarantee transfer for that segment.

                      Subsequent income payments are determined by Annuity
Subsequent Income     Units. The amount of any subsequent annual income amount
Payments              may be greater or less than the initial amount. The
                      number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity
                      Unit value for that Subaccount as of the Income Start
                      Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount.
                      The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 multiplied by the guaranteed income floor
                            minus 12 multiplied by the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed income floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b) where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

                      On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

DEATH PROVISIONS      The following provisions apply to any and all segments
                      with regard to the death of any Annuitant.

                      Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date

                      For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit under the contract will be
                                allocated on a prorata basis to the investment options in which assets are then allocated;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

                        (1) Upon notification of death;

                            (a) the value of all Subaccounts, including the GIS
                                Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) we will allocate the death benefit under the
                                contract on a prorata basis to the investment options in which assets are then allocated; and

                            (b) the surviving spouse may elect to fund new
                                segments on a contract monthly anniversary, if then eligible.

                      Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date

                      If the Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

                      If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

                        (a) is the commuted value of the remaining period
                            certain of the guaranteed income floor; and

                        (b) is the commuted value of the remaining period
                            certain of the annual income amount.

                      Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

                      For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

                        (1) Upon notification of death:

                            (a) the value of all Subaccounts, excluding the
                                value of the GIS Subaccount(s), will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) scheduled transfers if due will continue to be
                                made.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

                            (b) all current segments will continue; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

                        (1) Upon notification of death:

                            (a) all value of the Subaccounts will be
                                transferred to the Dreyfus Variable Investment Fund -- Money Market Portfolio or the GE Investments Funds, Inc. -- Money Market Fund; and

                            (b) all existing segments not past the Income Start
                                Date will terminate.

                        (2) If the surviving spouse elects to continue the
                            contract, on receipt of proof of death and all required forms at our Home Office:

                            (a) the death benefit will be allocated on a
                                prorata basis to the investment options in which assets are then allocated;

                            (b) any segment past its Income Start Date will
                                continue any remaining period certain payments; and

                            (c) the surviving spouse may elect to fund new
                                segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

                      The surviving spouse will become the named designated Annuitant.

OTHER CONTRACT        Any rider and contract charges not taken on a daily basis
CHARGES               will first be deducted on a prorata basis from all
                      Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time.
                      Next, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the scheduled transfer segments beginning with the scheduled transfer segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Finally, any remaining charges will be deducted from the GIS
                      Subaccount(s) of the guarantee transfer segments beginning with the guarantee transfer segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. Except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

TERMINATION OF RIDER  This rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to add a segment on that date.

OWNERSHIP AND CHANGE  On the date that the contract is assigned or sold, unless
OF OWNERSHIP          under an involuntary assignment effected by legal
                      process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio or the GE Investments
                      Funds, Inc. -- Money Market Fund.

                      If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

                      For purposes of this rider:

                         . a non-natural owner must name an Annuitant and may
                           name a Joint Annuitant;

                         . a natural individual owner must also be an Annuitant;

                         . if there is only one natural owner, that owner may
                           name his or her spouse as a Joint Annuitant.

EXAMPLES The following examples show how the Guaranteed Income Rollover Rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

                      This example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, this example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner makes scheduled transfers of $800 at the
                            first of every month (for a total of $9,600 per year) for 10 years; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
---- ------------ -------------- --------------   ------------ --------- -------------- ----------
  1    $96,000        $9,600        $90,778         $      0    $9,600      $  9,849      $  956
  2     90,778         9,600         85,303            9,849     9,600        20,173       1,913
  3     85,303         9,600         79,565           20,173     9,600        30,995       2,869
  4     79,565         9,600         73,551           30,995     9,600        42,339       3,825
  5     73,551         9,600         67,247           42,339     9,600        54,230       4,781
  6     67,247         9,600         60,639           54,230     9,600        66,695       5,738
  7     60,639         9,600         53,712           66,695     9,600        79,761       6,694
  8     53,712         9,600         46,452           79,761     9,600        93,457       7,650
  9     46,452         9,600         38,841           93,457     9,600       107,814       8,606
 10     38,841         9,600         30,864          107,814     9,600       122,863       9,563
--------------------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
  11       $ 9,436             $9,563           $ 9,563             $127
  12         9,557              9,563             9,563              132
  13         9,679              9,563             9,563               16
  14         9,803              9,563             9,787                0
  15         9,928              9,563             9,928                0
  16        10,055              9,563            10,055                0
  17        10,184              9,563            10,184                0
  18        10,314              9,563            10,314                0
  19        10,446              9,563            10,446                0
  20        10,579              9,563            10,579                0
 ------------------------------------------------------------------------------
                      This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, this example assumes that:

                        (1) the owner purchases the contract for $96,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner purchases only one segment;

                        (4) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (5) the owner transfers the entire $96,000 into the GIS
                            Subaccount at the beginning of year 1; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 10th year.

                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
--------------------------------------------------------------------------------------------------
  1    $96,000       $96,000           $0           $      0    $96,000     $100,630      $9,563
  2          0             0            0            100,630          0      105,484       9,563
  3          0             0            0            105,484          0      110,572       9,563
  4          0             0            0            110,572          0      115,905       9,563
  5          0             0            0            115,905          0      121,495       9,563
  6          0             0            0            121,495          0      127,355       9,563
  7          0             0            0            127,355          0      133,498       9,563
  8          0             0            0            133,498          0      139,937       9,563
  9          0             0            0            139,937          0      146,687       9,563
 10          0             0            0            146,687          0      153,762       9,563
--------------------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
  11       $11,809             $9,563           $11,809              $0
  12        11,960              9,563            11,960               0
  13        12,113              9,563            12,113               0
  14        12,268              9,563            12,268               0
  15        12,425              9,563            12,425               0
  16        12,584              9,563            12,584               0
  17        12,745              9,563            12,745               0
  18        12,908              9,563            12,908               0
  19        13,073              9,563            13,073               0
  20        13,240              9,563            13,240               0
 ------------------------------------------------------------------------------

                      This next example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 20 Years Certain payment plan. In addition, this example assumes that:

                        (1) the owner transfers $96,000 into the contract from
                            another annuity contract;

                        (2) the owner purchases only one segment;

                        (3) the contract, including the GIS Subaccount
                            investing in shares of the GE Investments Funds, Inc. -- Total Return Fund, earns a net return of 5%;

                        (4) the guaranteed income floor is $500 (the guaranteed
                            annual income is $6000);

                        (5) the income plan is Life Income with 20 Years
                            Certain; and

                        (6) the owner annuitizes the GIS Subaccount at the end
                            of the 5/th/ year.

                                                                                        Guaranteed
       Value of                                   Value of GIS                           Minimum
     Subaccounts                    Value of       Subaccount  Scheduled  Value of GIS    Annual
     at Beginning   Scheduled     Subaccounts     at Beginning Transfers   Subaccount    Payment
Year   of Year    Transfers Made at End of Year     of Year      Made    at End of Year  Accrued
--------------------------------------------------------------------------------------------------
  1    $96,000       $96,000           $0           $      0    $96,000     $100,630      $6,000
  2          0             0            0            100,630          0      105,484       6,000
  3          0             0            0            105,484          0      110,572       6,000
  4          0             0            0            110,572          0      115,905       6,000
  5          0             0            0            115,905          0      121,495       6,000
--------------------------------------------------------------------------------------------------

                      Assuming the above, we will make guaranteed payments of $6,000 (annually) to the owner for the life of the Annuitant or for 20 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                                             Adjustment Account
 Year Calculated Payment Guaranteed Payment Payment to Owner      Balance
 ---- ------------------ ------------------ ---------------- ------------------
   6        $7,397             $6,000            $7,397              $0
   7         7,492              6,000             7,492               0
   8         7,587              6,000             7,587               0
   9         7,684              6,000             7,684               0
  10         7,783              6,000             7,783               0
  11         7,882              6,000             7,882               0
  12         7,983              6,000             7,983               0
  13         8,085              6,000             8,085               0
  14         8,188              6,000             8,188               0
  15         8,293              6,000             8,293               0
 ------------------------------------------------------------------------------

TAX TREATMENT OF      Monthly income payments allocated to investment options
GUARANTEED INCOME     under the contract and other transfers to investment
ROLLOVER RIDER        options are generally not subject to tax. However, if you
                      have elected to have monthly income payments paid to you and subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If you have elected to have monthly income payments paid to you, you should consult a tax adviser before changing that election.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular segment or the purchase payments that may be considered to have been allocated to that segment.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in you gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Guaranteed Income Rollover Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision below.

PAYMENT
PROTECTION RIDER
OPTION
                      The Payment Protection Rider Option provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

                      The Payment Protection Rider Option may not be available in all states or in all markets. This rider may be referred to as the "GE Principal Protection Advantage/SM/" in our marketing materials. We reserve the right to discontinue offering the Payment Protection Rider Option at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

INVESTMENT STRATEGY   In order to receive the full benefit provided by this
                      rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment
                      Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

                      Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

                      The Investment Strategy includes specific Designated Subaccounts, as well as an Asset Allocation Model. The current Investment Strategy is as follows:

                        (1) owners may allocate assets to the following
                            Designated Subaccounts:

                            Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio --Service Class 2;

                            Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

                            GE Investments Funds, Inc. -- Total Return Fund;

                            Janus Aspen Series -- Balanced Portfolio -- Service Shares;

                            MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

                            Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA --Service Shares; and/or

                            Salomon Brothers Variable Series Funds
                            Inc -- Salomon Brothers Variable Total Return Fund -- Class II; or

                        (2) owners may allocate assets in accordance with the
                            following Asset Allocation Model (when allocating to the model, one or more available Portfolios may be used as long as allocated assets equal the percentages prescribed):

    CATEGORY         PERCENTAGE              AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    LARGE CAP GROWTH    11%     AIM Variable Insurance Funds -- AIM V.I.
                                  Premier Equity Fund -- Series I shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein Large Cap
                                  Growth Portfolio -- Class B (formerly,
                                  AllianceBernstein Premier Growth Portfolio)
                                American Century Variable Portfolios, Inc. -- VP
                                  Ultra(R) Fund -- Class I
                                The Dreyfus Socially Responsible Growth Fund,
                                  Inc. -- Initial Shares
                                Fidelity Variable Insurance Products Fund -- VIP
                                  Growth Portfolio -- Service Class 2
                                Franklin Templeton Variable Insurance Products
                                  Trust -- Franklin Large Cap Growth Securities
                                  Fund -- Class 2 Shares
                                Greenwich Street Series Fund -- Salomon
                                  Brothers Variable Aggressive Growth Fund --
                                  Class II
                                MFS(R) Variable Insurance Trust -- MFS(R)
                                  Investors Growth Stock Series -- Service
                                  Class Shares
                                Nations Separate Account Trust -- Nations
                                  Marsico Growth Portfolio
                                The Prudential Series Fund, Inc. -- Jennison
                                  Portfolio -- Class II
    ----------------------------------------------------------------------------

    CATEGORY        PERCENTAGE               AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    LARGE CAP VALUE    18%     AIM Variable Insurance Funds -- AIM V.I. Basic
                                 Value Fund -- Series II shares
                               AllianceBernstein Variable Products Series
                                 Fund, Inc. -- AllianceBernstein Growth and
                                 Income Portfolio -- Class B
                               American Century Variable Portfolios, Inc. -- VP
                                 Income & Growth Fund -- Class I
                               FAM Variable Series Funds, Inc. (formerly,
                                 Merrill Lynch Variable Series Funds, Inc.) --
                                 Mercury Basic Value V.I. Fund -- Class III
                                 Shares (formerly, Merrill Lynch Basic Value
                                 V.I. Fund)
                               Fidelity Variable Insurance Products Fund -- VIP
                                 Equity-Income Portfolio -- Service Class 2
                               Salomon Brothers Variable Series Funds Inc --
                                 Salomon Brothers Variable All Cap Fund --
                                 Class II
                               Scudder Variable Series II -- SVS Dreman High
                                 Return Equity Portfolio -- Class B Shares
                               Van Kampen Life Investment Trust -- Comstock
                                 Portfolio -- Class II Shares
    ----------------------------------------------------------------------------
    MID CAP             8%     Dreyfus Investment Portfolios -- MidCap Stock
                                 Portfolio -- Initial Shares
                               Fidelity Variable Insurance Products Fund -- VIP
                                 Mid Cap Portfolio -- Service Class 2
                               GE Investments Funds, Inc. -- Mid-Cap Equity
                                 Fund (formerly, Mid-Cap Value Equity Fund)
                               Goldman Sachs Variable Insurance Trust --
                                 Goldman Sachs Mid Cap Value Fund
                               J.P. Morgan Series Trust II -- Mid Cap Value
                                 Portfolio
    ----------------------------------------------------------------------------
    SMALL CAP           7%     FAM Variable Series Funds, Inc. (formerly,
                                 Merrill Lynch Variable Series Funds, Inc.) --
                                 Mercury Value Opportunities V.I. Fund --
                                 Class III Shares (formerly, Merrill Lynch Value
                                 Opportunities V.I. Fund)
                               GE Investments Funds, Inc. -- Small-Cap Value
                                 Equity Fund
                               MFS(R) Variable Insurance Trust -- MFS(R) New
                                 Discovery Series -- Service Class Shares
                               Oppenheimer Variable Account Funds --
                                 Oppenheimer Main Street Small Cap Fund/
                                 VA -- Service Shares
                               Scudder Variable Series II -- SVS Dreman
                                 Small Cap Value Portfolio -- Class B Shares
    ----------------------------------------------------------------------------

    CATEGORY         PERCENTAGE              AVAILABLE SUBACCOUNTS
    ----------------------------------------------------------------------------
    INTERNATIONAL       15%     AIM Variable Insurance Funds -- AIM V.I.
                                  International Growth Fund -- Series II shares
                                AllianceBernstein Variable Products Series
                                  Fund, Inc. -- AllianceBernstein International
                                  Value Portfolio  -- Class B
                                American Century Variable Portfolios, Inc. -- VP
                                  International Fund -- Class I
                                Franklin Templeton Variable Insurance Products
                                  Trust -- Templeton Foreign Securities
                                  Fund -- Class 2 Shares
                                J.P. Morgan Series Trust II -- International
                                  Equity Portfolio
                                Nations Separate Account Trust -- Nations
                                  Marsico International Opportunities Portfolio
    ----------------------------------------------------------------------------
    HIGH-YIELD           4%     Federated Insurance Series -- Federated High
                                  Income Bond Fund II -- Service Shares
                                PIMCO Variable Insurance Trust -- High Yield
                                  Portfolio -- Administrative Class Shares
    ----------------------------------------------------------------------------
    BONDS               10%     American Century Variable Portfolios II, Inc. --
                                  VP Inflation Protection Fund -- Class II
                                GE Investments Funds, Inc. -- Income Fund
                                J.P. Morgan Series Trust II -- Bond Portfolio
                                PIMCO Variable Insurance Trust -- Long-Term
                                  U.S. Government Portfolio -- Administrative
                                  Class Shares
                                PIMCO Variable Insurance Trust -- Total Return
                                  Portfolio -- Administrative Class Shares
    ----------------------------------------------------------------------------
    SHORT-TERM BONDS    18%     PIMCO Variable Insurance Trust -- Low
                                  Duration Portfolio -- Administrative Class
                                  Shares
    ----------------------------------------------------------------------------
    CASH EQUIVALENTS     9%     Dreyfus Variable Investment Fund -- Money
                                  Market Portfolio
                                GE Investments Funds, Inc. -- Money Market
                                  Fund
    ----------------------------------------------------------------------------


                      If you choose to allocate Contract Value to the Designated Subaccounts option, you must specify the percentage to invest in each Designated Subaccount. If you choose to allocate Contract Value to the Asset Allocation Model option, any percentage of Contract Value invested must first be divided into categories in accordance with the percentages shown above. Within each category, you must then specify the percentage of assets to allocate in one or more of the available Subaccounts.



                      On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen. In addition, on any Valuation

                      Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we will rebalance Contract Value to the Subaccounts in accordance with the percentages that you have chosen, unless you instruct us otherwise.



                      Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Automatic asset rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.



                      If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions, however, please be aware that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.







                      At least 15 days prior to your next contract anniversary, you may elect to participate in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.


On or After the       If, on the Income Start Date, you are allocating assets
Income Start          in accordance with the prescribed Investment Strategy and
Date --               you later choose to allocate the value of Annuity Units
Allocation of         without following the Investment Strategy, your income
the Value of          base will be reduced by 50% and the benefits you are
Annuity Units         eligible to receive under the rider will be reduced.
                      However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

                      On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen.

BENEFIT BASE AND      Benefit base is used to calculate income base. Income
INCOME BASE           base is used to calculate the guaranteed amount of
                      monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

                      The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

                      If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

                      All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any additional purchase payments received;

                        (b) is the Contract Value following the withdrawal; and

                        (c) is the Contract Value before the withdrawal.

                      On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for any partial withdrawals;

                        (b) is the Contract Value following the conversion; and

                        (c) is the Contract Value before the conversion.

                      The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

                        (a) is the benefit base on the prior Valuation Day,
                            adjusted for partial withdrawals;

                        (b) is the Income Start Value; and

                        (c) is the Contract Value before the conversion of
                            benefit base to income base.

Reset of Benefit      You may choose to reset your benefit base on any contract
Base                  anniversary. If you do, as of that date (or if that date
                      occurs on a day that is not a Valuation Day, on the next
                      Valuation Day), we will:

                         . reset the benefit base to your Contract Value;

                         . reset the charge for this rider (the new charge,
                           which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

                         . reset the Investment Strategy to the current
                           Investment Strategy.

                      You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

MONTHLY INCOME        On the Income Start Date, we will begin making monthly
                      income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received.
                      The Income Start Value will then be applied to a Payment
                      Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year.
                      Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

                      Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and

                      Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS
ARE CALCULATED

Initial Income        The initial annual income amount for each Payment
Payment               Protection Plan is equal to (a) multiplied by (b), where:

                        (a) is the payment rate based upon the gender(s) and
                            settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

                        (b) is the Income Start Value less any premium tax.

                      For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%.


                      The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.


                      The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by
                      (b) divided by (c), where:

                        (a) is the income base;

                        (b) is the guaranteed payment floor percentage for the
                            attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

                        (c) is 12.

                      The subsequent annual income amounts under the applicable
Subsequent Income     Payment Protection Plan are determined by means of
Payments              Annuity Units. The amount of any subsequent annual income
                      amount may be greater or less than the initial payment.
                      We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

                      An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of
                      (a) and (b), where:

                        (a) is zero; and

                        (b) is 12 times the guaranteed payment floor, minus 12
                            times the initial level income amount.

                      The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

                        (a) is the subsequent level income amount, minus any
                            value in the adjustment account as of the date the last monthly income was made divided by 12; and

                        (b) is the guaranteed payment floor.

                      For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and
                      (b), where:

                        (a) is zero; and

                        (b) is the value of the adjustment account as of the
                            date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

                      On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

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DEATH PROVISIONS      The following provisions apply to the rider.

                      Special Distribution Rules When an Owner Dies Before Monthly Income Starts

                      Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

                      If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

                      Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts

                      On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by
                      (c), where:

                        (a) is the death benefit prior to the conversion of
                            benefit base to income base;

                        (b) is the Contract Value after the conversion; and

                        (c) is the Contract Value before the conversion.

                      If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

                        (a) is (i) minus (ii), where:

                            (i) is the income base less any premium tax;

                           (ii) is the sum of all monthly income paid; and

                        (b) is zero.

WHEN THIS RIDER IS    The effective date of the rider is the Contract Date.
EFFECTIVE             This rider may not be terminated.


OWNERSHIP AND CHANGE  We must approve any assignment unless the assignment is
OF OWNERSHIP          made pursuant to a court order.

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                      If you marry after issue, you may add your spouse as a
                      Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

                      For purposes of this rider:

                      . a non-natural owner must name an Annuitant and may name
                        a Joint Annuitant;

                      . a natural individual owner must also be an Annuitant;
                        and

                      . if there is only one natural owner, that owner may name
                        his or her spouse as a Joint Annuitant.

EXAMPLE
                      The following example shows how the Payment Protection Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments or
                            withdrawals;

                        (3) all Contract Value is allocated to the prescribed
                            Investment Strategy at all times;

                        (4) the contract earns a net return of 0%;

                        (5) the Income Start Date is the third contract
                            anniversary;

                        (6) the guaranteed payment floor percentage is 5%; and


                        (7) the 12 month, period certain, single payment
                            immediate annuity rate is 0%.


                      On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             Additional
                       Monthly                                 Death
                Annual  Level  Guaranteed                     Proceeds
        Annuity Income Income   Payment   Monthly Adjustment (Beginning
         Year   Amount Amount    Floor    Income   Account    of Year)
        ---------------------------------------------------------------
           1    $5,641  $470      $417     $470       $0      $100,000
           2     5,477   456       417      456        0        94,359
           3     5,317   443       417      443        0        88,882
           4     5,162   430       417      430        0        83,565
           5     5,012   418       417      418        0        78,403
        ---------------------------------------------------------------

                      The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .05641 = $5,641). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $470 ($5,641 /
                      12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .05) / 12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $470. The additional death benefit is the income base minus the sum of all monthly income paid.

TAX TREATMENT OF      Monthly income payments allocated to investment options
PAYMENT PROTECTION    under the contract and other transfers to investment
RIDER                 options are generally not subject to tax. However, if
                      monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

                      Monthly income payments and other distributions you receive before the Annuity Commencement Date are subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income that it does on capital gains. Monthly income payments you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

                      Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income

                                      144

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                      payments. If income payments cease because of the death
                      of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      Persons intending to purchase the Payment Protection Rider in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      For further information on the tax treatment of partial withdrawals and income payments, see the "Federal Tax Matters" provision of this prospectus.

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


Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin

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



                      or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) IRS rules are unclear, but with respect to an actual withdrawal or other transactions (such as an assignment or a gift) that is treated as a withdrawal for tax purposes, if you purchased one of the Guaranteed Minimum Withdrawal Benefit Riders, it is possible that you will pay tax to the extent the remaining amount available under the benefit exceeds your "investment in the contract." This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Periodic payments paid under a benefit rider (as previously described in this prospectus) are generally not taxed as income payments. We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this Funding Annuity and the Scheduled Purchase
                            Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from this Funding Annuity to
                            the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                        (3) if amounts are distributed from either this Funding
                            Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

                        (4) distributions from this Funding Annuity and the
                            Scheduled Purchase Payment Variable Deferred
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

                      A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with
                      Section 72(e)(11).

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date:

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

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




                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

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




SECTION 1035
EXCHANGES
                      Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal

                           Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
                           59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement

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                      Income Security Act, as amended ("ERISA"). ERISA is
                      administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEP. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

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






                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs, and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income.

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



                      Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

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                      Direct rollovers:  The direct rollover rules apply to
                      certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME
TAX WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX
WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE
COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE
LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

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




                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

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Sale of the Contracts

                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract.

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                      Wholesalers with Capital Brokerage Corporation receive a
                      maximum commission of 1.4% of purchase payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of

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



                      receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

                      During 2004, 2003 and 2002, $83.3 million, $123.3 million
                      and $83.6 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

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Additional Information

OWNER
QUESTIONS
                      The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN
PRIVILEGE
                      Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                                GE Life and Annuity Assurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF
DEATH, AGE,
GENDER OR
SURVIVAL
                      We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a

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                      breakdown of the assets in each Subaccount and the
                      Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.


LEGAL
PROCEEDINGS
                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.



                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the


                                      164

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                      insurance industry. In this regard, in May 2005, we
                      received a subpoena from the Northeast Regional Office of the Securities and Exchange Commission, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. We are cooperating fully with the SEC in connection with its subpoena. In June 2005, General Electric Company ("GE") received a subpoena from the United States Attorneys Office for the Southern District of New York, on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We are cooperating with GE in connection with GE's response to the subpoena.



                      This industry scrutiny also includes the commencement of investigations and other proceedings by the New York State Attorney General and other governmental authorities relating to allegations of improper conduct in connection with the payment of, and the failure to disclose, contingent commissions by insurance companies to insurance brokers and agents, the solicitation and provision of fictitious or inflated quotes, the use of inducements to brokers or companies in the sale of insurance products and the use of captive reinsurance arrangements. We have not received a subpoena or inquiry from the State of New York with respect to these matters. However, as part of industry-wide inquiries in this regard, we have received inquiries and informational requests with respect to some of these matters from other federal and state regulatory authorities. We have responded to these inquiries and informational requests and will continue to cooperate with these regulatory authorities.



                      Recent industry-wide inquiries also include those regarding market timing and late trading in variable annuity contracts, variable annuity sales practices/exchanges and electronic communication document retention practices. In this regard, we responded in late 2003 to a New York State Attorney General subpoena regarding market timing and late trading in variable products and mutual funds. We have not received any further inquiries from the New York State Attorney General regarding these matters, although we received inquiries and informational requests regarding these matters from other federal and state regulatory authorities. We have responded to these inquiries, follow-up inquiries and informational requests and will continue to cooperate with these regulatory authorities.



                      We cannot assure you that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. It is also possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.


                                      165

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                      In our investment-related operations, we are subject to,
                      and may become subject to further litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships.



                      Except as described below, there have been no material developments in any of the legal proceedings identified in Part 1, Item 3 of our Annual Report on Form 10-K for the year ended December 31, 2004. In addition there were no new material legal proceedings during the quarter.



                      In a prior prospectus supplement, we identified settlements in principle with two groups of class members who had elected to exclude themselves from the class action settlement in McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co. During the second quarter of 2005, those settlements in principle were finalized.



                      Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature. However, Capital Brokerage Corporation, like other insurance company principal underwriters, face significant risk or litigation and regulatory investigations and actions in the ordinary course of operating our business.



                      Although it is not anticipated that any actions described in this "Legal Proceedings" section will have an adverse impact on Capital Brokerage Corporation, the Separate Account, or us there can be no assurance at this time.


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Appendix A

Examples of the Available Death Benefits

BASIC DEATH
BENEFIT
                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          76        1    $103,000 $103,000
                          77        2     112,000  112,000
                          78        3      90,000  100,000
                          79        4     135,000  135,000
                          80        5     130,000  130,000
                          81        6     150,000  150,000
                          82        7     125,000  125,000
                          83        8     145,000  145,000
                      ------------------------------------


                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13           20,000   20,000
                       3/31/14           14,000   10,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is made on March 31, 2014, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the owner makes no additional purchase payments;

                        (3) the owner takes no partial withdrawals; then

                                                   Death
                      End of Annuitant's Contract Benefit
                       Year      Age      Value   Amount
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  150,000
                        7        82       125,000  125,000
                        8        83       145,000  145,000
                      ------------------------------------


                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase
                      Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of either Guaranteed Minimum Withdrawal Benefit Rider) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.


5% ROLLUP DEATH
BENEFIT RIDER
OPTION
                      The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

                        (1) the owner purchases the contract for $100,000;

                        (2) the contract earns a 0% net return (-3.05% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

                        (3) the owner makes no additional purchase payments;

                        (4) the owner takes annual partial withdrawals equal to
                            5% of purchase payments at end of the contract year; and

                        (5) the contract is not subject to premium taxes.


                                   Partial             5% Rollup
               End of Annuitant's Withdrawal Contract    Death
                Year      Age       Amount    Value     Benefit
               -------------------------------------------------
                          70            --   $ 100,000 $ 100,000
                 1        71       $ 5,000      95,000   100,000
                 2        72         5,000      90,000   100,000
                 3        73         5,000      85,000   100,000
                 4        74         5,000      80,000   100,000
                 5        75         5,000      75,000   100,000
                 6        76         5,000      70,000   100,000
                 7        77         5,000      65,000   100,000
                 8        78         5,000      60,000   100,000
                 9        79         5,000      55,000   100,000
               -------------------------------------------------


                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.



                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                                5% Rollup
                                              Death Benefit
                                                 Option
                            Purchase Contract  Before Any
                     Date   Payment   Value    Withdrawals
                    ---------------------------------------
                    3/31/05 $10,000  $ 10,000   $ 10,000
                    3/31/13      --    20,000     10,600
                    3/31/14      --    14,000     11,236
                    ---------------------------------------

                      Therefore, if a $7,000 partial withdrawal is taken on March 31, 2014, the 5% Rollup Death Benefit immediately after the partial withdrawal will be $5,618 ($11,236 to $5,618) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the 5% Rollup Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

EARNINGS
PROTECTOR
DEATH BENEFIT
RIDER OPTION
                      The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Earnings Protector
          Date   Payment   Value     Gain   Benefit    Death Benefit
         --------------------------------------------------------------
         8/01/05 $100,000 $100,000 $      0 $100,000      $     0
         8/01/20           300,000  200,000  300,000       70,000
         --------------------------------------------------------------

                      If the Annuitant's death and notification of the death occur on August 1, 2020, the Earnings Protector Death Benefit will equal $70,000. We determine this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                         No Optional Benefits Elected

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                    $12.40            $13.66              --    2004
                                                                         10.00             12.40              --    2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                          12.91             14.10         583,088    2004
                                                                         10.00             12.91         197,609    2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                             11.74             12.11              --    2004
                                                                         10.00             11.74              --    2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                  12.27             12.90         123,237    2004
                                                                         10.00             12.27          56,467    2003
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                 10.00             10.63           4,910    2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                        11.79             12.29          65,462    2004
                                                                         10.00             11.79          38,071    2003
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B               13.18             13.65         130,615    2004
   (formerly, AllianceBernstein Technology Portfolio)                    10.00             13.18          72,698    2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B               12.30             13.48       1,164,217    2004
                                                                         10.00             12.30         564,218    2003
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B             10.00             10.54          11,495    2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                11.50             12.28         155,295    2004
   (formerly, AllianceBernstein Premier Growth Portfolio)                10.00             11.50          73,654    2003
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                     12.37             13.77              --    2004
                                                                         10.00             12.37              --    2003
------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                       12.58             14.25              --    2004
                                                                         10.00             12.58              --    2003
------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                            11.81             12.88             106    2004
                                                                         10.00             11.81              --    2003
------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                               12.42             14.00           1,208    2004
                                                                         10.00             12.42              --    2003
------------------------------------------------------------------------------------------------------------------------
Dreyfus
------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --             12.62             14.24              98    2004
   Initial Shares                                                        10.00             12.62              --    2003
------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio              9.93              9.84              --    2004
                                                                         10.00              9.93              --    2003
------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund -- Initial Shares         11.97             12.53              --    2004
                                                                         10.00             11.97              --    2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.14            $10.27       1,074,991    2004
                                                                         10.00             10.14         352,412    2003
------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                      11.91             12.47         219,226    2004
                                                                         10.00             11.91         126,289    2003
------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                     10.00             10.63              --    2004
------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable
 Series Funds, Inc.)
------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Basic Value V.I. Fund)                       10.00             10.88          66,522    2004
------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Large Cap Growth V.I. Fund)                  10.00             10.86           4,923    2004
------------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Value Opportunities V.I. Fund)               10.00             11.22          26,783    2004
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   10.99             11.93         428,789    2004
                                                                         10.00             10.99         171,365    2003
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                           13.31             15.02         766,068    2004
                                                                         10.00             13.31         256,511    2003
------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds
------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                     10.00             10.36          70,664    2004
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         12.40             14.07       1,335,660    2004
                                                                         10.00             12.40         413,897    2003
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          11.84             11.82          35,327    2004
                                                                         10.00             11.84          10,231    2003
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         12.58             13.79       1,271,270    2004
                                                                         10.00             12.58         570,477    2003
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                12.45             12.66         560,577    2004
                                                                         10.00             12.45         357,532    2003
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       11.45             11.91         364,733    2004
                                                                         10.00             11.45         163,238    2003
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                               13.93             17.11       1,213,459    2004
                                                                         10.00             13.93         573,236    2003
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                      10.00             11.27          58,889    2004
------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
------------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares            12.02             12.79              97    2004
                                                                         10.00             12.02              --    2003
------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                        11.98             13.30              --    2004
                                                                         10.00             11.98              --    2003
------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                    13.12             15.33             381    2004
                                                                         10.00             13.12              --    2003
------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares               12.62             14.40              --    2004
                                                                         10.00             12.62              --    2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         $10.03            $10.23         866,615    2004
                                                                       10.00             10.03         401,810    2003
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)            12.90             14.75         700,830    2004
                                                                       10.00             12.90         338,175    2003
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     9.95              9.90       1,387,666    2004
                                                                       10.00              9.95         635,992    2003
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                           12.11             12.77       1,040,075    2004
                                                                       10.00             12.11         515,742    2003
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                          12.49             16.30         521,727    2004
                                                                       10.00             12.49         194,020    2003
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                12.14             13.22       1,881,365    2004
                                                                       10.00             12.14         873,981    2003
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                          12.83             14.56         689,460    2004
                                                                       10.00             12.83         333,700    2003
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                    11.44             12.19       5,993,939    2004
                                                                       10.00             11.44       1,658,489    2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                     11.75             12.52         544,736    2004
                                                                       10.00             11.75         246,040    2003
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                    11.87             12.81         315,289    2004
                                                                       10.00             11.87         130,426    2003
----------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         12.57             13.48         132,447    2004
                                                                       10.00             12.57          42,051    2003
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 10.92             11.66         792,568    2004
                                                                       10.00             10.92         323,459    2003
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                    11.66             13.55         167,326    2004
   (formerly, Capital Appreciation Portfolio)                          10.00             11.66          65,234    2003
----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                     13.56             15.86         219,326    2004
                                                                       10.00             13.56          84,483    2003
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                       10.02             10.29           1,580    2004
                                                                       10.00             10.02              --    2003
----------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                       13.26             15.46              --    2004
                                                                       10.00             13.26              --    2003
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              12.31             14.69              62    2004
                                                                       10.00             12.31              --    2003
----------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              13.19             16.52              96    2004
                                                                       10.00             13.19              --    2003
----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 12.10             13.05              --    2004
                                                                       10.00             12.10              --    2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares        $11.47            $12.32         337,869    2004
                                                                       10.00             11.47         164,342    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                11.68             12.79         187,963    2004
                                                                       10.00             11.68          97,273    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  12.74             13.33         356,422    2004
                                                                       10.00             12.74         193,803    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               10.41             11.03              --    2004
                                                                       10.00             10.41              --    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   11.24             12.30             112    2004
                                                                       10.00             11.24              --    2003
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      12.29             15.72         287,700    2004
                                                                       10.00             12.29         125,205    2003
----------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                     12.36             13.77         981,068    2004
                                                                       10.00             12.36         346,671    2003
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                13.39             15.39         683,421    2004
                                                                       10.00             13.39         155,646    2003
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares              12.00             14.13         120,375    2004
                                                                       10.00             12.00          65,369    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.00             10.95         128,089    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           12.31             12.93         347,394    2004
                                                                       10.00             12.31         183,859    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              14.14             16.57         816,503    2004
                                                                       10.00             14.14         352,598    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    12.09             13.01         473,776    2004
                                                                       10.00             12.09         194,738    2003
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          13.71             16.10         493,066    2004
                                                                       10.00             13.71         162,753    2003
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  10.86             11.73       1,256,665    2004
                                                                       10.00             10.86         695,216    2003
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class          10.06             10.66         475,092    2004
   Shares                                                              10.00             10.06         272,805    2003
----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                10.10             10.44       2,778,605    2004
                                                                       10.00             10.10       1,323,651    2003
----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                       12.13             13.05          31,225    2004
                                                                       10.00             12.13          10,293    2003
----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                           12.34             14.03          52,389    2004
                                                                       10.00             12.34             547    2003
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation   Accumulation
                                                               Unit Values at    Unit Values at Unit Values at
Subaccounts                                                  Beginning of Period End of Period  End of Period  Year
-------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                         $12.80            $13.80         107,093    2004
                                                                    10.00             12.80          75,902    2003
-------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
-------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                12.93             13.78         275,816    2004
                                                                    10.00             12.93          82,461    2003
-------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
-------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares             13.18             13.18              --    2004
                                                                    10.00             13.18              --    2003
-------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares         12.83             14.37             401    2004
                                                                    10.00             12.83              --    2003
-------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.61             16.84              --    2004
                                                                    10.00             13.61              --    2003
-------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                             12.51             14.48       1,199,588    2004
                                                                    10.00             12.51         391,710    2003
-------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                      11.84             12.46         170,730    2004
                                                                    10.00             11.84          95,304    2003
-------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II Shares American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) -- Mercury Global Allocation
     V.I. Fund -- Class III Shares (formerly, Merrill Lynch Global Allocation V.I. Fund)
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares
   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares PIMCO Variable Insurance Trust -- High Yield Portfolio -- Administrative Class Shares
   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares
   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable
   Total Return Fund -- Class II

       The Guaranteed Minimum Withdrawal Benefit Rider Optional Benefit

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                         $10.00            $10.76        10,413     2004
-----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                  10.00             10.77            --     2004
-----------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                 10.00             10.62            18     2004
-----------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                        10.00             10.65         5,648     2004
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B
   (formerly, AllianceBernstein Technology Portfolio)                    10.00             11.03            --     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B               10.00             10.81        12,931     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B             10.00             10.53         4,595     2004
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B
   (formerly, AllianceBernstein Premier Growth Portfolio)                10.00             10.91         3,602     2004
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           10.00             10.06            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                      10.00              9.99            --     2004
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                     10.00             10.59            --     2004
-----------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable
 Series Funds, Inc.)
-----------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Basic Value V.I. Fund)                       10.00             10.84         3,813     2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Large Cap Growth V.I. Fund)                  10.00             10.83            --     2004
-----------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Value Opportunities V.I. Fund)               10.00             11.18         2,498     2004
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   10.00             10.67         3,057     2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                           10.00             11.17            --     2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                     10.00             10.33        91,441     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         10.00             11.12            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          10.00             10.62            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         10.00             10.97        15,898     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       10.00             10.55            --     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                10.00             10.42           384     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                               10.00             12.20        16,419     2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                      10.00             11.24            --     2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Income Fund                                                               $10.00            $10.22           8,059   2004
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)                  10.00             11.45           5,243   2004
---------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                          10.00              9.94          55,239   2004
---------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                                 10.00             10.62              --   2004
---------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                                10.00             13.65              --   2004
---------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      10.00             10.91              --   2004
---------------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                                10.00             11.06           3,129   2004
---------------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                          10.00             10.65       1,783,009   2004
---------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                           10.00             10.68              --   2004
---------------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                          10.00             10.86              --   2004
---------------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II               10.00             10.57          11,344   2004
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       10.00             10.75          14,502   2004
---------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares
   (formerly, Capital Appreciation Portfolio)                                10.00             11.33              --   2004
---------------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                           10.00             11.35           6,949   2004
---------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               10.00             10.84             627   2004
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      10.00             11.12              --   2004
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                        10.00             10.60           1,785   2004
---------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            10.00             12.43              --   2004
---------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
---------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                           10.00             11.25          18,129   2004
---------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                      10.00             10.97          39,132   2004
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                    10.00             11.25              --   2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             10.00             10.91          47,184   2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 10.00             10.68              --   2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    10.00             11.58              --   2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          10.00             10.79              --   2004
---------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                10.00             11.77           8,840   2004
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        10.00             10.80          10,569   2004
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         10.00             10.65           9,496   2004
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      10.00             10.31          64,017   2004
---------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $10.00            $10.90           836     2004
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                 10.00             11.32            --     2004
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  OTC Fund                                                   10.00             11.33            --     2004
-----------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
-----------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II         10.00             10.64         5,016     2004
-----------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
-----------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                      10.00             11.32        16,006     2004
-----------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares               10.00             10.76            --     2004
-----------------------------------------------------------------------------------------------------------

Beginning of Period for the Guaranteed Minimum Withdrawal Benefit Rider is May 5, 2004.

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) -- Mercury Global Allocation
     V.I. Fund -- Class III Shares (formerly, Merrill Lynch Global Allocation V.I. Fund)
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares
   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares
   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable
   Total Return Fund -- Class II

             The Guaranteed Income Rider Optional Benefit Elected

                                                                                                           Number of
                                                                         Accumulation      Accumulation   Accumulation
                                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                                           Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                        $10.00            $10.45             --     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                              10.00             10.43         48,466     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                                 10.00              9.99             --     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                      10.00             10.08         19,798     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                     10.00             10.62          2,894     2004
----------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                            10.00             10.10          4,408     2004
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B
   (formerly, AllianceBernstein Technology Portfolio)                        10.00              9.90          1,660     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   10.00             10.50         50,807     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 10.00             10.53            425     2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B
   (formerly, AllianceBernstein Premier Growth Portfolio)                    10.00             10.35          1,392     2004
----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                         10.00             10.71             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           10.00             10.63             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                                10.00             10.43             --     2004
----------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   10.00             10.86             --     2004
----------------------------------------------------------------------------------------------------------------------------
Dreyfus
----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial
   Shares                                                                    10.00             10.84             --     2004
----------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                 10.00              9.89             --     2004
----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial
   Shares                                                                    10.00             10.05             --     2004
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               10.00             10.07         82,722     2004
----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          10.00              9.83         27,141     2004
----------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
----------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         10.00             10.60          5,105     2004
----------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable
 Series Funds, Inc.)                                                                                                    2004
----------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Basic Value V.I. Fund)                           10.00             10.85         15,604     2004
----------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Large Cap Growth V.I. Fund)                      10.00             10.83          2,062     2004
----------------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Value Opportunities V.I. Fund)                   10.00             11.19          8,814     2004
----------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation   Accumulation
                                                                   Unit Values at    Unit Values at Unit Values at
Subaccounts                                                      Beginning of Period End of Period  End of Period  Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                 $10.00            $10.73          25,494    2004
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          10.00             10.78          93,674    2004
-----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.33          21,925    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        10.00             10.96         201,915    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         10.00              9.43           9,247    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.00             10.57          73,504    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               10.00              9.59           5,755    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      10.00             10.09          26,654    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              10.00             11.60         121,775    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.24          20,301    2004
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           10.00             10.18              --    2004
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       10.00             10.73              --    2004
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   10.00             11.00              --    2004
-----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              10.00             10.78              --    2004
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                           10.00             10.04          50,938    2004
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)             10.00             11.05          60,203    2004
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     10.00              9.92          38,012    2004
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            10.00             10.29          41,730    2004
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                           10.00             12.42          35,170    2004
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 10.00             10.47          92,137    2004
-----------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                           10.00             10.79          77,097    2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                     10.00             10.37       1,854,113    2004
-----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                     10.00             10.37         285,820    2004
-----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      10.00             10.36          28,214    2004
-----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     10.00             10.49          37,191    2004
-----------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
-----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II          10.00             10.02          15,952    2004
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
-----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  10.00             10.44          35,046    2004
-----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares
   (formerly, Capital Appreciation Portfolio)                           10.00             11.24             881    2004
-----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      10.00             10.97           8,860    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II
----------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                      $10.00            $10.14             --     2004
----------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                       10.00             11.08             --     2004
----------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                              10.00             11.41             --     2004
----------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                              10.00             12.06             --     2004
----------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                 10.00             10.39             --     2004
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         10.00             10.28         19,506     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                10.00             10.60          4,255     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  10.00              9.70         19,998     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares               10.00             10.47             --     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   10.00             10.60             --     2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      10.00             12.07         16,456     2004
----------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                     10.00             10.96         84,175     2004
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                10.00             10.73        102,549     2004
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares              10.00             11.21          7,188     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.00             10.92        148,028     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           10.00             10.17         48,453     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              10.00             11.07        106,323     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.00             10.34         31,368     2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          10.00             11.03         26,875     2004
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  10.00             10.68         63,238     2004
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                              10.00             10.32          5,062     2004
----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                10.00             10.18        140,811     2004
----------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                10.00             10.35            321     2004
----------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                           10.00             10.93          7,659     2004
----------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust                                                                                              2004
----------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                             10.00             10.52          7,821     2004
----------------------------------------------------------------------------------------------------------------------
Salomon Brothers Varialbe Series Funds Inc
----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                   10.00             10.01         10,559     2004
----------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
----------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares                10.00              9.58             --     2004
----------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares            10.00             10.77             --     2004
----------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares               10.00             11.59             --     2004
----------------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation   Accumulation
                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                     Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares               $10.00            $10.95         64,668     2004
------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares         10.00             10.22          5,205     2004
------------------------------------------------------------------------------------------------------

Beginning of Period for the Guaranteed Income Rider is February 12, 2004.

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II Shares American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) -- Mercury Global Allocation
     V.I. Fund -- Class III Shares (formerly, Merrill Lynch Global Allocation V.I. Fund)
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares
   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares PIMCO Variable Insurance Trust -- High Yield Portfolio -- Administrative Class Shares
   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares
   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable
   Total Return Fund -- Class II

             The Payment Protection Rider Optional Benefit Elected

                                                                                                       Number of
                                                                     Accumulation      Accumulation   Accumulation
                                                                    Unit Values at    Unit Values at Unit Values at
Subaccounts                                                       Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                         $10.00            $10.76         42,247     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                  10.00             10.77             --     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                 10.00             10.62          6,317     2004
------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                        10.00             10.66          8,908     2004
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B
   (formerly, AllianceBernstein Technology Portfolio)                    10.00             11.04             --     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B               10.00             10.81         27,125     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B             10.00             10.53          4,345     2004
------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B
   (formerly, AllianceBernstein Premier Growth Portfolio)                10.00             10.91         11,112     2004
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           10.00             10.06             --     2004
------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                      10.00             10.00             --     2004
------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                     10.00             10.60             --     2004
------------------------------------------------------------------------------------------------------------------------
FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable
 Series Funds, Inc.)
------------------------------------------------------------------------------------------------------------------------
  Mercury Basic Value V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Basic Value V.I. Fund)                       10.00             10.85          9,040     2004
------------------------------------------------------------------------------------------------------------------------
  Mercury Large Cap Growth V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Large Cap Growth V.I. Fund)                  10.00             10.83             --     2004
------------------------------------------------------------------------------------------------------------------------
  Mercury Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Value Opportunities V.I. Fund)               10.00             11.19          1,334     2004
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   10.00             10.67         12,116     2004
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                           10.00             11.18             --     2004
------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
------------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                     10.00             10.33        214,116     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         10.00             11.13             --     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2          10.00             10.62             --     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                         10.00             10.97         17,355     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                10.00             10.43         16,001     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       10.00             10.56             --     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                               10.00             12.20         29,081     2004
------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                      10.00             11.24             --     2004
------------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation   Accumulation
                                                                  Unit Values at    Unit Values at Unit Values at
Subaccounts                                                     Beginning of Period End of Period  End of Period  Year
----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
----------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         $10.00            $10.23          40,814    2004
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)            10.00             11.46          11,252    2004
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    10.00              9.95         102,071    2004
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                           10.00             10.63              --    2004
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                          10.00             13.66              --    2004
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                10.00             10.91              --    2004
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                          10.00             11.07           9,652    2004
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                    10.00             10.66       2,646,694    2004
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                     10.00             10.69              --    2004
----------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                    10.00             10.87              --    2004
----------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
----------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         10.00             10.58           3,798    2004
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                 10.00             10.76         128,105    2004
----------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares
   (formerly, Capital Appreciation Portfolio)                          10.00             11.34              --    2004
----------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                     10.00             11.35          21,993    2004
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares         10.00             10.85           2,119    2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                10.00             11.12              --    2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  10.00             10.61          13,398    2004
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      10.00             12.44              --    2004
----------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                     10.00             11.25          32,887    2004
----------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                10.00             10.98          61,588    2004
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares              10.00             11.26              --    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                       10.00             10.92         132,008    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares           10.00             10.68              --    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              10.00             11.59              --    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    10.00             10.80              --    2004
----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares          10.00             11.78           6,730    2004
----------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                  10.00             10.81          13,214    2004
----------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class
   Shares                                                              10.00             10.66           7,912    2004
----------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                10.00             10.32         102,615    2004
----------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation   Accumulation
                                                        Unit Values at    Unit Values at Unit Values at
Subaccounts                                           Beginning of Period End of Period  End of Period  Year
------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $10.00            $10.91            662     2004
------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                 10.00             11.33             --     2004
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------
  OTC Fund                                                   10.00             11.34             --     2004
------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II         10.00             10.65          8,999     2004
------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                      10.00             11.32         15,109     2004
------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares               10.00             10.77             --     2004
------------------------------------------------------------------------------------------------------------

Beginning of Period for the Payment Protection Rider is May 26, 2004.

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) -- Mercury Global Allocation
     V.I. Fund -- Class III Shares (formerly, Merrill Lynch Global Allocation V.I. Fund)
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares
   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares
   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable
   Total Return Fund -- Class II

The Guaranteed Minimum Withdrawal Benefit for Life Rider Option is available on the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, therefore no Condensed Financial Information including the expenses for this benefit is available.

Table of Contents

Statement of Additional Information


                                                                             Page
The Company.................................................................  B-3

The Separate Account........................................................  B-4

Additional Information About the Guarantee Account..........................  B-4

The Contracts...............................................................  B-5
   Transfer of Annuity Units................................................  B-5
   Net Investment Factor....................................................  B-6

Termination of Participation Agreements.....................................  B-6

Calculation of Performance Data.............................................  B-8
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.....  B-9
   Other Subaccounts........................................................ B-10
   Other Performance Data................................................... B-12

Tax Matters................................................................. B-13
   Taxation of GE Life and Annuity Assurance Company........................ B-13
   IRS Required Distributions............................................... B-13

General Provisions.......................................................... B-14
   Using the Contracts as Collateral........................................ B-14
   The Beneficiary.......................................................... B-14
   Non-Participating........................................................ B-14
   Misstatement of Age or Gender............................................ B-14
   Incontestability......................................................... B-14
   Statement of Values...................................................... B-14
   Trust as Owner or Beneficiary............................................ B-15
   Written Notice........................................................... B-15

Legal Developments Regarding Employment-Related Benefit Plans............... B-15

Regulation of GE Life and Annuity Assurance Company......................... B-15

Experts..................................................................... B-15

Financial Statements........................................................ B-16

                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      GE Life and Annuity Assurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005 (as amended October 7, 2005), for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: GE Life and Annuity Assurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative

The date of this Statement of Additional Information is April 29, 2005 (as amended October 7, 2005).

               THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
 PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE
                         CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information


               The Company.................................................  B-3

               The Separate Account........................................  B-4

               Additional Information About the Guarantee Account..........  B-4

               The Contracts...............................................  B-5
                  Transfer of Annuity Units................................  B-5
                  Net Investment Factor....................................  B-6

               Termination of Participation Agreements.....................  B-6

               Calculation of Performance Data.............................  B-8
                  Subaccounts Investing in the GE Investments Funds,
                    Inc. -- Money Market Fund and the Dreyfus Variable
                    Investment Fund -- Money Market Portfolio..............  B-9
                  Other Subaccounts........................................ B-10
                  Other Performance Data................................... B-12

               Tax Matters................................................. B-13
                  Taxation of GE Life and Annuity Assurance Company........ B-13
                  IRS Required Distributions............................... B-13

               General Provisions.......................................... B-14
                  Using the Contracts as Collateral........................ B-14
                  The Beneficiary.......................................... B-14
                  Non-Participating........................................ B-14
                  Misstatement of Age or Gender............................ B-14
                  Incontestability......................................... B-14
                  Statement of Values...................................... B-14
                  Trust as Owner or Beneficiary............................ B-15
                  Written Notice........................................... B-15

               Legal Developments Regarding Employment-Related Benefit
               Plans....................................................... B-15

               Regulation of GE Life and Annuity Assurance Company......... B-15

               Experts..................................................... B-15

               Financial Statements........................................ B-16

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital"), an affiliate of General Electric Company ("GE"), acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.



                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.


                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.


                      GE, as a beneficial owner of Genworth, has stated that, subject to market conditions, it expects to reduce its ownership in Genworth in an orderly manner over the next two years as Genworth transitions to full independence. On March 31, 2005 and September 27, 2005, GE completed respective secondary offerings of Genworth's common stock. As of September 27, 2005, approximately 73% of Genworth's common stock was owned by public shareholders and approximately 27% of Genworth's common stock was beneficially owned by GE.


                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, Medicare supplement insurance and life insurance policies. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.

                      Our financial information, including the information contained in this Statement of Additional Information and in the report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the SEC may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract and the Guaranteed Income
                      Rider, Guaranteed Income Rollover Rider or the Payment
                      Protection Rider, if elected at the time of application).

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested.

                      We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF
PARTICIPATION
AGREEMENTS
                      The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.

                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

                      American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

                      Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

                      Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) This agreement may be terminated by the parties upon six months' advance written notice.

                      Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

                      Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

                      Greenwich Street Series Fund. This agreement may be terminated by the parties upon six months' advance written notice.

                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Nations Separate Account Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

                      The Prudential Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

                      Salomon Brothers Variable Series Funds Inc. The agreement may be terminated at the option of any party upon six months' advance written notice to the parties.

                      Scudder Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund and the
FUNDS, INC. --        Dreyfus Variable Investment Fund -- Money Market
MONEY MARKET          Portfolio for a seven-day period, in a manner which does
FUND AND THE          not take into consideration any realized or unrealized
DREYFUS VARIABLE      gains or losses on shares of the corresponding money
INVESTMENT            market portfolio or on its portfolio securities. This
FUND -- MONEY         current annualized yield is computed by determining the
MARKET PORTFOLIO      net change (exclusive of realized gains and losses on the
                      sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. --  Money Market Fund or the
                      Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived.
                      Current Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1 where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      GE Investments Funds, Inc. -- Money Market Fund

                      Current Yield: 0.17% as of December 31, 2004
                      Effective Yield: 0.17% as of December 31, 2004

                      Dreyfus Variable Investment Fund -- Money Market Portfolio

                      Current Yield: -0.11% as of December 31, 2004 Effective Yield: -0.11% as of December 31, 2004

                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

                         2. The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.


                         4. Standardized total return considers the maximum
                            charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider Option or, for contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).



                         5. Standardized total return considers the charges for
                            the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).



                         6. Standardized total return considers the charge for
                            the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

                         7. Standardized total return does not reflect the
                            deduction of any premium taxes.



                         8. Standardized total return will then be calculated
                            according to the following formula:


                            TR = (ERV/P)/1/N-/1

                            where:

    TR  =   the average annual total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.
    N   =   the duration of the period (in years).

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                               CTR =   (ERV/P)-1

                      where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE        We do not expect to incur any Federal income tax
LIFE AND ANNUITY      liability attributable to investment income or capital
ASSURANCE             gains retained as part of the reserves under the
COMPANY               contracts. See the "Federal Tax Matters" section of the
                      prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                        (1) within five years after the date of that owner's
                            death; or

                        (2) as income payments which will begin within one year
                            of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

                                The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code
                      Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Federal Tax Matters" provision of the prospectus.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED BENEFIT
PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GE
LIFE AND ANNUITY
ASSURANCE
COMPANY
                      Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

EXPERTS
                      The consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The reports of KPMG LLP dated February 12, 2005 with respect to the consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

FINANCIAL
STATEMENTS
                      This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and Subsidiary (the Company), as of December 31, 2004 and 2003 and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended December 31, 2004. The Consolidated Financial Statements of the Company included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such Consolidated Financial Statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-27

Statements of Changes in Net Assets........................................  F-55

Notes to Financial Statements.............................................. F-101

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation
Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity
Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP Ultra Fund -- Class I, VP Value Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income
Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap
Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I.
Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust
Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable

Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation
Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street
Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio --  Class II, Jennison
Portfolio -- Class II Shares, SP William Blair International Growth
Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds, Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth
Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended, and their financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                 AIM V.I.         AIM V.I.         Capital         Capital        AIM V.I.       Government
                                Aggressive      Basic Value     Appreciation     Development     Core Equity     Securities
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2a):....     $3,127         22,781,715      23,532,516         8,984           4,881           2,958
Dividend receivable..........         --                 --              --            --              --              --
Receivable from
  affiliate (note 4b)........         --                 --              --            --              --              --
Receivable for units sold....         --            115,868           7,866            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total assets..........      3,127         22,897,583      23,540,382         8,984           4,881           2,958
                                  ------         ----------      ----------         -----           -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --                974           1,011            --               1               1
Payable for units
  withdrawn..................         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total liabilities.....         --                974           1,011            --               1               1
                                  ------         ----------      ----------         -----           -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,127         22,896,609      23,539,371         8,984           4,880           2,957
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --              --            --              --              --
   GE Life and Annuity
     (note 4d)...............         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
Net assets                        $3,127         22,896,609      23,539,371         8,984           4,880           2,957
                                  ======         ==========      ==========         =====           =====           =====
Investments in
  securities, at cost........     $2,783         20,523,763      20,981,289         7,476           4,512           3,051
                                  ======         ==========      ==========         =====           =====           =====
Shares outstanding...........        264          1,937,221       1,037,132           612             216             245
                                  ======         ==========      ==========         =====           =====           =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


                                                   AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------

                                                  AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Technology        AIM V.I.
                              Growth Fund --   Growth Fund --      Fund --         Fund --     Utilities Fund --
                              Series I shares Series II shares Series I shares Series I shares  Series I shares
                              --------------- ---------------- --------------- --------------- -----------------
Assets
Investments at fair
  market value (note 2a):....   $10,691,767       370,300        32,409,039         9,332            2,166
Dividend receivable..........            --            --                --            --               --
Receivable from
  affiliate (note 4b)........            --            --                --            --               --
Receivable for units sold....         1,301       144,358                --            --               --
                                -----------       -------        ----------         -----            -----
       Total assets..........    10,693,068       514,658        32,409,039         9,332            2,166
                                -----------       -------        ----------         -----            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           457            18             1,390             1                1
Payable for units
  withdrawn..................            --            --             1,938            --               --
                                -----------       -------        ----------         -----            -----
       Total liabilities.....           457            18             3,328             1                1
                                -----------       -------        ----------         -----            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,692,611       514,640        32,405,711         9,331            2,165
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            --                --            --               --
   GE Life and Annuity
     (note 4d)...............            --            --                --            --               --
                                -----------       -------        ----------         -----            -----
Net assets...................   $10,692,611       514,640        32,405,711         9,331            2,165
                                ===========       =======        ==========         =====            =====
Investments in
  securities, at cost........   $ 9,986,596       357,422        32,233,426         8,927            1,687
                                ===========       =======        ==========         =====            =====
Shares outstanding...........       666,154        18,845         1,521,551           751              139
                                ===========       =======        ==========         =====            =====

                                   The Alger American Fund
                              ----------------------------------
                                                      Alger
                                     Alger        American Small
                                   American       Capitalization
                              Growth Portfolio --  Portfolio --
                                Class O Shares    Class O Shares
                              ------------------- --------------
Assets
Investments at fair
  market value (note 2a):....     127,731,674       80,384,768
Dividend receivable..........              --               --
Receivable from
  affiliate (note 4b)........               7               --
Receivable for units sold....              --               --
                                  -----------       ----------
       Total assets..........     127,731,681       80,384,768
                                  -----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           5,104            3,203
Payable for units
  withdrawn..................          77,560           22,345
                                  -----------       ----------
       Total liabilities.....          82,664           25,548
                                  -----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     127,506,915       80,294,452
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         142,102           64,768
   GE Life and Annuity
     (note 4d)...............              --               --
                                  -----------       ----------
Net assets...................     127,649,017       80,359,220
                                  ===========       ==========
Investments in
  securities, at cost........     150,418,510       73,288,074
                                  ===========       ==========
Shares outstanding...........       3,637,007        3,967,659
                                  ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------
                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                               Growth and Income   International Value     Premier Growth      Small Cap Growth
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $188,514,205           635,857             32,414,451           10,543,856
Dividend receivable..........               --                --                     --                   --
Receivable from
  affiliate (note 4b)........                2                --                     --                    1
Receivable for units sold....            8,417             1,036                  4,684                   --
                                  ------------           -------             ----------           ----------
       Total assets..........      188,522,624           636,893             32,419,135           10,543,857
                                  ------------           -------             ----------           ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            7,997                29                  1,391                  449
Payable for units
  withdrawn..................               --                --                     --                2,884
                                  ------------           -------             ----------           ----------
       Total liabilities.....            7,997                29                  1,391                3,333
                                  ------------           -------             ----------           ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $188,510,911           636,864             32,417,744           10,540,524
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................            3,716                --                     --                   --
   GE Life and Annuity
     (note 4d)...............               --                --                     --                   --
                                  ------------           -------             ----------           ----------
Net assets                        $188,514,627           636,864             32,417,744           10,540,524
                                  ============           =======             ==========           ==========
Investments in
  securities, at cost........     $160,429,001           611,723             31,235,225            8,661,123
                                  ============           =======             ==========           ==========
Shares outstanding...........        7,897,537            38,282              1,402,616              914,472
                                  ============           =======             ==========           ==========

                              ---------------------
                               AllianceBernstein
                                   Technology
                              Portfolio -- Class B
                              --------------------
Assets
Investments at fair
  market value (note 2a):....      4,152,835
Dividend receivable..........             --
Receivable from
  affiliate (note 4b)........             --
Receivable for units sold....            492
                                   ---------
       Total assets..........      4,153,327
                                   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            174
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            174
                                   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      4,153,153
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................             --
   GE Life and Annuity
     (note 4d)...............             --
                                   ---------
Net assets                         4,153,153
                                   =========
Investments in
  securities, at cost........      3,796,919
                                   =========
Shares outstanding...........        275,387
                                   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  American Century Variable Portfolios, Inc.                            Dreyfus
                              -------------------------------------------------- -------------------------------------
                                                                                                         Dreyfus
                                                                                    The Dreyfus         Investment
                                                                                      Socially        Portfolios --
                                                                                 Responsible Growth       MidCap
                              VP Income & Growth    VP Ultra        VP Value       Fund, Inc. --    Stock Portfolio --
                               Fund -- Class I   Fund -- Class I Fund -- Class I   Initial Shares     Initial Shares
                              ------------------ --------------- --------------- ------------------ ------------------
Assets
Investments at fair
  market value (note 2a):....       $3,340            3,331          16,914          5,816,269            1,400
Dividend receivable..........           --               --              --                 --               --
Receivable from
  affiliate (note 4b)........           --               --              --                 --               --
Receivable for units sold....           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
       Total assets..........        3,340            3,331          16,914          5,816,269            1,400
                                    ------            -----          ------          ---------            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           --                1               2                245                1
Payable for units
  withdrawn..................           --               --              --                923               --
                                    ------            -----          ------          ---------            -----
       Total liabilities.....           --                1               2              1,168                1
                                    ------            -----          ------          ---------            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $3,340            3,330          16,912          5,815,101            1,399
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --               --              --                 --               --
   GE Life and Annuity
     (note 4d)...............           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
Net assets...................       $3,340            3,330          16,912          5,815,101            1,399
                                    ======            =====          ======          =========            =====
Investments in
  securities, at cost........       $2,467            3,184          15,503          6,594,767            1,286
                                    ======            =====          ======          =========            =====
Shares outstanding...........          456              328           1,933            231,079               79
                                    ======            =====          ======          =========            =====

                              -----------------

                              Dreyfus Variable
                                 Investment
                                  Fund --
                                Money Market
                                 Portfolio
                              ----------------
Assets
Investments at fair
  market value (note 2a):....      24,261
Dividend receivable..........          10
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                   ------
       Total assets..........      24,271
                                   ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           2
Payable for units
  withdrawn..................          --
                                   ------
       Total liabilities.....           2
                                   ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      24,269
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   GE Life and Annuity
     (note 4d)...............          --
                                   ------
Net assets...................      24,269
                                   ======
Investments in
  securities, at cost........      24,261
                                   ======
Shares outstanding...........      24,261
                                   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                    Eaton Vance Variable Trust       Evergreen Variable Annuity Trust
                              -------------------------------------- --------------------------------
                              VT Floating- VT Income  VT Worldwide             Evergreen VA
                              Rate Income   Fund of  Health Sciences          Omega Fund --
                                  Fund      Boston        Fund                   Class 2
                              ------------ --------- --------------- --------------------------------
Assets
Investments at fair
  market value (note 2a):.... $30,850,007     --       10,250,843                148,652
Dividend receivable..........      81,254     --               --                     --
Receivable from
  affiliate (note 4b)........           1     --               --                     --
Receivable for units sold....     188,509     --           30,691                     --
                              -----------     --       ----------                -------
       Total assets..........  31,119,771     --       10,281,534                148,652
                              -----------     --       ----------                -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,319     --              435                      8
Payable for units
  withdrawn..................          --     --               --                     --
                              -----------     --       ----------                -------
       Total liabilities.....       1,319     --              435                      8
                              -----------     --       ----------                -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $31,118,452     --       10,278,974                148,644
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --     --            2,125                     --
   GE Life and Annuity
     (note 4d)...............          --     --               --                     --
                              -----------     --       ----------                -------
Net assets................... $31,118,452     --       10,281,099                148,644
                              ===========     ==       ==========                =======
Investments in
  securities, at cost........ $30,808,292     --        9,635,113                137,094
                              ===========     ==       ==========                =======
Shares outstanding...........   3,054,456     --          911,997                  9,233
                              ===========     ==       ==========                =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                    Federated Insurance Series
                              -----------------------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income               Federated
                               Leaders    Federated     Bond        Bond       Federated    Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                               Primary     Income      Primary     Service   Small Company  Service
                                Shares     Fund II     Shares      Shares       Fund II      Shares
                              ----------- ---------- ----------- ----------- ------------- ----------
Assets
Investments at fair
  market value (note 2a):.... $64,104,103 24,118,060 67,280,915  46,249,537       --       31,894,978
Dividend receivable..........          --         --         --          --       --               --
Receivable from
  affiliate (note 4b)........          --         --          1           1       --               --
Receivable for units sold....          --         --      8,290      30,384       --           62,489
                              ----------- ---------- ----------  ----------       --       ----------
       Total assets..........  64,104,103 24,118,060 67,289,206  46,279,922       --       31,957,467
                              ----------- ---------- ----------  ----------       --       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,540        946      2,680       1,977       --            1,347
Payable for units
  withdrawn..................      26,928          5         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
       Total liabilities.....      29,468        951      2,680       1,977       --            1,347
                              ----------- ---------- ----------  ----------       --       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $64,074,635 24,113,838 67,209,050  46,277,945       --       31,956,120
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      3,271     77,476          --       --               --
   GE Life and Annuity
     (note 4d)...............          --         --         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
Net assets................... $64,074,635 24,117,109 67,286,526  46,277,945       --       31,956,120
                              =========== ========== ==========  ==========       ==       ==========
Investments in
  securities, at cost........ $57,597,215 27,055,842 63,771,999  43,315,754       --       28,031,031
                              =========== ========== ==========  ==========       ==       ==========
Shares outstanding...........   3,101,311  2,719,060  8,204,990   5,660,898       --        2,444,060
                              =========== ========== ==========  ==========       ==       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                  Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                                                                      VIP Dynamic
                                              VIP Asset                      VIP        Capital
                                VIP Asset    Manager/SM        VIP      Contrafund(R) Appreciation  VIP Equity-
                               Manager/SM/  /Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                              Portfolio --     Service    Portfolio --     Service      Service    Portfolio --
                              Initial Class    Class 2    Initial Class    Class 2      Class 2    Initial Class
                              ------------- ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair
  market value (note 2a):.... $177,990,505    6,368,149    373,241,105   126,126,012   1,348,151    424,197,793
Dividend receivable..........           --           --             --            --          --             --
Receivable from
  affiliate (note 4b)........           --           --             --             1          --             --
Receivable for units sold....           --           76             --        18,018          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total assets..........  177,990,505    6,368,225    373,241,105   126,144,031   1,348,151    424,197,793
                              ------------    ---------    -----------   -----------   ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        6,109          317         14,729         5,389          59         16,291
Payable for units
  withdrawn..................      106,874           --         53,412            --          --        111,348
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total liabilities.....      112,983          317         68,141         5,389          59        127,639
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $177,744,843    6,367,908    373,090,104   126,138,642   1,348,092    423,912,170
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      132,679           --         82,860            --          --        157,984
   GE Life and Annuity
     (note 4d)...............           --           --             --            --          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets................... $177,877,522    6,367,908    373,172,964   126,138,642   1,348,092    424,070,154
                              ============    =========    ===========   ===========   =========    ===========
Investments in
  securities, at cost........ $178,598,188    6,104,196    308,027,460   103,500,387   1,270,285    363,534,662
                              ============    =========    ===========   ===========   =========    ===========
Shares outstanding...........   11,985,893      434,983     14,021,078     4,786,566     189,613     16,720,449
                              ============    =========    ===========   ===========   =========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                  Income         Income         Income      Opportunities  VIP Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                              --------------- ------------- --------------- ------------- -------------
Assets
Investments at fair
  market value (note 2a):....  $135,301,291    96,781,856     32,923,050     30,779,548    232,549,956
Dividend receivable..........            --            --             --             --             --
Receivable from
  affiliate (note 4b)........            --            --             --             --              3
Receivable for units sold....        81,270            --          5,017             --             --
                               ------------    ----------     ----------     ----------    -----------
       Total assets..........   135,382,561    96,781,856     32,928,067     30,779,548    232,549,959
                               ------------    ----------     ----------     ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,795         3,874          1,408          1,225          8,885
Payable for units
  withdrawn..................            --        21,728             --         16,237        152,145
                               ------------    ----------     ----------     ----------    -----------
       Total liabilities.....         5,795        25,602          1,408         17,462        161,030
                               ------------    ----------     ----------     ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $135,376,766    96,749,803     32,926,659     30,762,086    232,355,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --         6,451             --             --         33,206
   GE Life and Annuity
     (note 4d)...............            --            --             --             --             --
                               ------------    ----------     ----------     ----------    -----------
Net assets...................  $135,376,766    96,756,254     32,926,659     30,762,086    232,388,929
                               ============    ==========     ==========     ==========    ===========
Investments in
  securities, at cost........  $113,431,092    94,133,795     29,674,828     31,738,740    253,990,779
                               ============    ==========     ==========     ==========    ===========
Shares outstanding...........     5,392,638     6,957,718      2,401,389      1,915,342      7,264,916
                               ============    ==========     ==========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                         Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                             VIP Value
                                VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2a):....   $55,295,601      37,416       191,006,277    83,774,623      1,594,742
Dividend receivable..........            --          --                --            --             --
Receivable from
  affiliate (note 4b)........             4          --                --             1             --
Receivable for units sold....         2,680          --           418,236        20,982             --
                                -----------      ------       -----------    ----------      ---------
       Total assets..........    55,298,285      37,416       191,424,513    83,795,606      1,594,742
                                -----------      ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,360           2             8,008         3,176             70
Payable for units
  withdrawn..................            --          --                --            --             34
                                -----------      ------       -----------    ----------      ---------
       Total liabilities.....         2,360           2             8,008         3,176            104
                                -----------      ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $55,295,925      37,414       191,410,415    83,792,430      1,594,638
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          --             6,090            --             --
   GE Life and Annuity
     (note 4d)...............            --          --                --            --             --
                                -----------      ------       -----------    ----------      ---------
Net assets...................   $55,295,925      37,414       191,416,505    83,792,430      1,594,638
                                ===========      ======       ===========    ==========      =========
Investments in
  securities, at cost........   $51,500,594      24,346       144,754,016    67,261,865      1,442,343
                                ===========      ======       ===========    ==========      =========
Shares outstanding...........     1,747,649       1,240         6,392,446     4,781,657        112,782
                                ===========      ======       ===========    ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  Franklin Templeton Variable Insurance Products Trust
                              -------------------------------------------------------------
                                                                                 Templeton
                                                           Templeton  Templeton    Global
                              Franklin Large Mutual Shares  Foreign    Foreign     Asset
                                Cap Growth    Securities   Securities Securities Allocation
                                Securities      Fund --     Fund --    Fund --    Fund --
                                 Fund --        Class 2     Class I    Class 2    Class 2
                              Class 2 Shares    Shares       Shares     Shares     Shares
                              -------------- ------------- ---------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $1,238           1        155,926     23,604       --
Dividend receivable..........         --          --             --         --       --
Receivable from
  affiliate (note 4b)........         --          --             --         --       --
Receivable for units sold....         --          --          3,917         --       --
                                  ------          --        -------     ------       --
       Total assets..........      1,238           1        159,843     23,604       --
                                  ------          --        -------     ------       --
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --           1              7          2       --
Payable for units
  withdrawn..................         --          --             --         --       --
                                  ------          --        -------     ------       --
       Total liabilities.....         --           1              7          2       --
                                  ------          --        -------     ------       --
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $1,238          --        159,836     23,602       --
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --             --         --       --
   GE Life and Annuity
     (note 4d)...............         --          --             --         --       --
                                  ------          --        -------     ------       --
Net assets...................     $1,238          --        159,836     23,602       --
                                  ======          ==        =======     ======       ==
Investments in
  securities, at cost........     $1,191          --        155,142     20,157       --
                                  ======          ==        =======     ======       ==
Shares outstanding...........         83          --         10,731      1,645       --
                                  ======          ==        =======     ======       ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                Global                International   Mid-Cap     Money        Premier
                                Income      Income       Equity       Equity      Market    Growth Equity
                                 Fund        Fund         Fund         Fund        Fund         Fund
                              ----------- ----------- ------------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2a):.... $15,876,902 126,636,774  44,729,846   224,687,319 254,000,281  127,170,537
Dividend receivable..........          --          --          --            --     395,845           --
Receivable from
  affiliate (note 4b)........          --           1          --             5           3           --
Receivable for units sold....          --          --     118,262            --          --       78,558
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total assets..........  15,876,902 126,636,775  44,848,108   224,687,324 254,396,129  127,249,095
                              ----------- -----------  ----------   ----------- -----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         314       5,143       1,130         9,268      10,361        5,299
Payable for units
  withdrawn..................           1       1,278          --         2,541     907,147           --
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total liabilities.....         315       6,421       1,130        11,809     917,508        5,299
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 8,329,336 126,630,354  28,421,065   224,629,789 253,447,618  127,003,550
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          --        45,726      31,003      240,246
   GE Life and Annuity
     (note 4d)...............   7,547,251          --  16,425,913            --          --           --
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets................... $15,876,587 126,630,354  44,846,978   224,675,515 253,478,621  127,243,796
                              =========== ===========  ==========   =========== ===========  ===========
Investments in
  securities, at cost........ $14,376,833 133,521,726  37,935,077   199,863,823 254,000,281  111,472,285
                              =========== ===========  ==========   =========== ===========  ===========
Shares outstanding...........   1,308,895  10,337,696   4,582,976    12,257,901 254,000,281    1,696,738
                              =========== ===========  ==========   =========== ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                              Real Estate  S&P 500(R)   Small-Cap     Total        U.S.       Value
                              Securities     Index     Value Equity   Return      Equity      Equity
                                 Fund         Fund         Fund        Fund        Fund        Fund
                              ------------ ----------- ------------ ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2a):.... $137,236,069 543,757,474 109,269,372  498,138,606 101,830,456 34,466,735
Dividend receivable..........           --          --          --           --          --         --
Receivable from
  affiliate (note 4b)........            1          10           2           --           2         --
Receivable for units sold....      150,803          --      33,679    1,092,252          --     88,963
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total assets..........  137,386,873 543,757,484 109,303,053  499,230,858 101,830,458 34,555,698
                              ------------ ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,520      22,064       4,628       21,544       4,241      1,479
Payable for units
  withdrawn..................           --     438,921          --           --      39,023         --
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total liabilities.....        5,520     460,985       4,628       21,544      43,264      1,479
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $137,381,353 543,192,219 109,298,425  499,202,648 101,648,441 34,554,219
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --     104,280          --        6,666     138,753         --
   GE Life and Annuity
     (note 4d)...............           --          --          --           --          --         --
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets................... $137,381,353 543,296,499 109,298,425  499,209,314 101,787,194 34,554,219
                              ============ =========== ===========  =========== =========== ==========
Investments in
  securities, at cost........ $122,594,496 508,196,296  99,780,454  467,914,365  92,933,400 29,872,729
                              ============ =========== ===========  =========== =========== ==========
Shares outstanding...........    7,023,340  24,383,743   8,022,715   31,192,148   3,029,767  3,527,813
                              ============ =========== ===========  =========== =========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         Greenwich
                              Goldman Sachs Variable   Street Series
                                  Insurance Trust           Fund                        Janus Aspen Series
                              ----------------------- ---------------- -----------------------------------------------------
                                                          Salomon
                                                          Brothers                                   Capital      Capital
                                Goldman    Goldman        Variable       Balanced      Balanced   Appreciation  Appreciation
                                 Sachs      Sachs        Aggressive    Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Growth and   Mid Cap         Growth      Institutional   Service    Institutional   Service
                              Income Fund Value Fund  Fund -- Class II    Shares        Shares       Shares        Shares
                              ----------- ----------- ---------------- ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $34,832,784 191,708,578    5,884,209      341,276,387  125,982,885   149,767,154   24,591,364
Dividend receivable..........          --          --           --               --           --            --           --
Receivable from
  affiliate (note 4b)........          --           4           --               --           --            --           --
Receivable for units sold....     164,114          --       14,486               --       44,290            --        7,306
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total assets..........  34,996,898 191,708,582    5,898,695      341,276,387  126,027,175   149,767,154   24,598,670
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,399       7,658          254           13,461        5,415         6,051        1,047
Payable for units
  withdrawn..................          --      44,803           --          168,758           --        38,668           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total liabilities.....       1,399      52,461          254          182,219        5,415        44,719        1,047
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $34,995,499 191,656,121    5,898,441      341,085,659  126,021,760   149,452,381   24,597,623
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --           --            8,509           --       270,054           --
   GE Life and Annuity
     (note 4d)...............          --          --           --               --           --            --           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets................... $34,995,499 191,656,121    5,898,441      341,094,168  126,021,760   149,722,435   24,597,623
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Investments in
  securities, at cost........ $29,707,327 162,894,611    5,404,790      325,483,297  114,664,149   147,035,666   20,869,772
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Shares outstanding...........   2,974,619  12,546,373      279,535       13,992,472    4,991,398     6,093,049    1,008,256
                              =========== ===========    =========      ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                                                         Global Life       Global
                                  Core Equity        Flexible Income       Sciences      Technology          Growth
                                  Portfolio --         Portfolio --      Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Institutional Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------------- -------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....        $6,225             54,729,466        15,258,211     15,948,030       196,666,273
Dividend receivable..........            --                     --                --             --                --
Receivable from
  affiliate (note 4b)........            --                      1                --              2                --
Receivable for units sold....            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
       Total assets..........         6,225             54,729,467        15,258,211     15,948,032       196,666,273
                                     ------             ----------        ----------     ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             1                  2,159               632            645             7,701
Payable for units
  withdrawn..................            --                 14,075            24,730         21,191            80,284
                                     ------             ----------        ----------     ----------       -----------
       Total liabilities.....             1                 16,234            25,362         21,836            87,985
                                     ------             ----------        ----------     ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $6,224             54,713,233        15,232,849     15,922,913       196,533,671
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                     --                --          3,283            44,617
   GE Life and Annuity
     (note 4d)...............            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
Net assets...................        $6,224             54,713,233        15,232,849     15,926,196       196,578,288
                                     ======             ==========        ==========     ==========       ===========
Investments in
  securities, at cost........        $5,491             56,058,212        13,803,576     15,778,698       212,828,012
                                     ======             ==========        ==========     ==========       ===========
Shares outstanding...........           338              4,508,193         1,938,782      4,492,403         9,799,017
                                     ======             ==========        ==========     ==========       ===========

                              ---------------

                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   16,681,317
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   16,681,317
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          714
Payable for units
  withdrawn..................      169,122
                                ----------
       Total liabilities.....      169,836
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   16,511,481
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   16,511,481
                                ==========
Investments in
  securities, at cost........   16,448,692
                                ==========
Shares outstanding...........      840,792
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                 International     International        Mid Cap           Mid Cap          Worldwide
                                     Growth            Growth            Growth            Growth            Growth
                                  Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                              Institutional Shares Service Shares Institutional Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $96,356,563        25,981,651       136,640,617        15,384,913       225,962,856
Dividend receivable..........              --                --                --                --                --
Receivable from
  affiliate (note 4b)........              --                --                --                --                 2
Receivable for units sold....              --                --                --           166,132                --
                                  -----------        ----------       -----------        ----------       -----------
       Total assets..........      96,356,563        25,981,651       136,640,617        15,551,045       225,962,858
                                  -----------        ----------       -----------        ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           3,803             1,102             5,407               655             8,743
Payable for units
  withdrawn..................         201,216               308            48,927                --           258,348
                                  -----------        ----------       -----------        ----------       -----------
       Total liabilities.....         205,019             1,410            54,334               655           267,091
                                  -----------        ----------       -----------        ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $96,024,774        25,980,241       136,368,561        15,550,390       225,567,538
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         126,770                --           217,722                --           128,229
   GE Life and Annuity
     (note 4d)...............              --                --                --                --                --
                                  -----------        ----------       -----------        ----------       -----------
Net assets...................     $96,151,544        25,980,241       136,586,283        15,550,390       225,695,767
                                  ===========        ==========       ===========        ==========       ===========
Investments in
  securities, at cost........     $79,254,593        20,996,980       159,631,679        13,765,502       260,600,838
                                  ===========        ==========       ===========        ==========       ===========
Shares outstanding...........       3,545,127           964,427         5,287,950           606,661         8,437,747
                                  ===========        ==========       ===========        ==========       ===========

                              ---------------
                                Worldwide
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   20,556,413
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....        1,468
                                ----------
       Total assets..........   20,557,881
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          876
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          876
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   20,557,005
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   20,557,005
                                ==========
Investments in
  securities, at cost........   20,250,959
                                ==========
Shares outstanding...........      772,217
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2a):....  $51,390        412      20,783     1,579        --
Dividend receivable..........       --         --          --        --        --
Receivable from
  affiliate (note 4b)........       --         --          --        --        --
Receivable for units sold....       --      6,000      23,000     6,000     6,000
                               -------      -----      ------     -----     -----
       Total assets..........   51,390      6,412      43,783     7,579     6,000
                               -------      -----      ------     -----     -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3         --           2        --        --
Payable for units
  withdrawn..................       --         --          --        --        --
                               -------      -----      ------     -----     -----
       Total liabilities.....        3         --           2        --        --
                               -------      -----      ------     -----     -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,387      6,412      43,781     7,579     6,000
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --         --          --        --        --
   GE Life and Annuity
     (note 4d)...............       --         --          --        --        --
                               -------      -----      ------     -----     -----
Net assets...................  $51,387      6,412      43,781     7,579     6,000
                               =======      =====      ======     =====     =====
Investments in
  securities, at cost........  $52,502        373      19,403     1,268        --
                               =======      =====      ======     =====     =====
Shares outstanding...........    4,223         37         802        88        --
                               =======      =====      ======     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                Merrill Lynch Variable Series Fund, Inc.         MFS(R) Variable Insurance Trust
                              -------------------------------------------- --------------------------------------------
                                Merrill   Merrill Lynch                        MFS(R)
                              Lynch Basic   Large Cap        Merrill          Investors        MFS(R)       MFS(R) New
                              Value V.I.   Growth V.I.     Lynch Value         Growth         Investors     Discovery
                                Fund --      Fund --    Opportunities V.I. Stock Series -- Trust Series --  Series --
                               Class III    Class III        Fund --           Service         Service       Service
                                Shares       Shares      Class III Shares   Class Shares    Class Shares   Class Shares
                              ----------- ------------- ------------------ --------------- --------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $2,636,331     376,083        1,323,175        26,997,227      22,280,131     42,209,036
Dividend receivable..........         --          --               --                --              --             --
Receivable from
  affiliate (note 4b)........         --          --               --                --              --              2
Receivable for units sold....         --          --           27,309            12,262           8,473             --
                              ----------     -------        ---------        ----------      ----------     ----------
       Total assets..........  2,636,331     376,083        1,350,484        27,009,489      22,288,604     42,209,038
                              ----------     -------        ---------        ----------      ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        117          16               61             1,145             953          1,781
Payable for units
  withdrawn..................         44          --               --                --              --        126,534
                              ----------     -------        ---------        ----------      ----------     ----------
       Total liabilities.....        161          16               61             1,145             953        128,315
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $2,636,170     376,067        1,350,423        27,002,415      22,287,651     42,076,840
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --               --             5,929              --          3,883
   GE Life and Annuity
     (note 4d)...............         --          --               --                --              --             --
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets................... $2,636,170     376,067        1,350,423        27,008,344      22,287,651     42,080,723
                              ==========     =======        =========        ==========      ==========     ==========
Investments in
  securities, at cost........ $2,490,386     341,768        1,565,623        24,925,653      19,432,258     37,739,067
                              ==========     =======        =========        ==========      ==========     ==========
Shares outstanding...........    168,026      37,797          147,019         2,890,495       1,238,473      2,869,411
                              ==========     =======        =========        ==========      ==========     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              MFS(R) Variable Insurance Trust (continued)  Nations Separate Account Trust
                              ------------------------------------------  --------------------------------
                                                MFS(R) Total    MFS(R)
                              MFS(R) Strategic     Return     Utilities                    Nations Marsico
                              Income Series --   Series --    Series --                     International
                                  Service         Service      Service    Nations Marsico   Opportunities
                                Class Shares    Class Shares Class Shares Growth Portfolio    Portfolio
                              ----------------  ------------ ------------ ---------------- ---------------
Assets
Investments at fair
  market value (note 2a):....       $ 1            31,200     38,741,370     35,076,449      34,407,030
Dividend receivable..........        --                --             --             --              --
Receivable from
  affiliate (note 4b)........        --                 1              2              1              --
Receivable for units sold....        --                --         45,247        120,653         114,523
                                    ---            ------     ----------     ----------      ----------
       Total assets..........         1            31,201     38,786,619     35,197,103      34,521,553
                                    ---            ------     ----------     ----------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1                 2          1,651          1,500           1,476
Payable for units
  withdrawn..................        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
       Total liabilities.....         1                 2          1,651          1,500           1,476
                                    ---            ------     ----------     ----------      ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $--            31,199     38,784,968     35,195,603      34,516,301
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --                --             --             --           3,776
   GE Life and Annuity
     (note 4d)...............        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
Net assets...................       $--            31,199     38,784,968     35,195,603      34,520,077
                                    ===            ======     ==========     ==========      ==========
Investments in
  securities, at cost........       $--            24,913     29,995,275     30,765,164      30,670,701
                                    ===            ======     ==========     ==========      ==========
Shares outstanding...........        --             1,468      1,906,563      2,106,694       2,185,961
                                    ===            ======     ==========     ==========      ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                                                                                                Oppenheimer
                               Oppenheimer   Oppenheimer Aggressive Oppenheimer     Oppenheimer     Oppenheimer   Capital
                                Aggressive     Growth Fund/VA --     Balanced   Balanced Fund/VA --    Bond     Appreciation
                              Growth Fund/VA     Service Shares       Fund/VA     Service Shares      Fund/VA     Fund/VA
                              -------------- ---------------------- ----------- ------------------- ----------- ------------
Assets
Investments at fair
  market value (note 2a):....  $103,516,141        5,607,514        81,217,983       9,376,606      83,726,610  171,524,199
Dividend receivable..........            --               --                --              --              --           --
Receivable from
  affiliate (note 4b)........            --               --                 1              --              --           --
Receivable for units sold....            --            4,738                --           2,995              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total assets..........   103,516,141        5,612,252        81,217,984       9,379,601      83,726,610  171,524,199
                               ------------        ---------        ----------       ---------      ----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,913              238             3,122             450           3,272        6,669
Payable for units
  withdrawn..................        77,171               --            10,207              --         124,444      107,775
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total liabilities.....        81,084              238            13,329             450         127,716      114,444
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $103,371,904        5,612,014        81,204,655       9,379,151      83,598,894  171,283,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        63,153               --                --              --              --      126,052
   GE Life and Annuity
     (note 4d)...............            --               --                --              --              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets...................  $103,435,057        5,612,014        81,204,655       9,379,151      83,598,894  171,409,755
                               ============        =========        ==========       =========      ==========  ===========
Investments in
  securities, at cost........  $106,089,773        4,929,009        71,345,207       8,819,393      81,591,492  159,886,926
                               ============        =========        ==========       =========      ==========  ===========
Shares outstanding...........     2,354,245          128,495         4,681,152         543,256       7,280,575    4,637,042
                               ============        =========        ==========       =========      ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                   PBHG Insurance Series
                                         Oppenheimer Variable Account Funds (continued)                 Fund, Inc.
                              -------------------------------------------------------------------- ---------------------
                                                   Oppenheimer                         Oppenheimer
                                                     Global                Oppenheimer Main Street
                                  Oppenheimer      Securities              Main Street  Small Cap               PBHG
                              Capital Appreciation Fund/VA --  Oppenheimer Fund/VA --  Fund/VA --    PBHG     Large Cap
                                   Fund/VA --        Service   High Income   Service     Service   Growth II   Growth
                                 Service Shares      Shares      Fund/VA     Shares      Shares    Portfolio  Portfolio
                              -------------------- ----------- ----------- ----------- ----------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $13,375,708      103,230,768 89,904,823  58,639,217  24,610,718  11,046,654 17,037,198
Dividend receivable..........              --               --         --          --          --          --         --
Receivable from
  affiliate (note 4b)........              --               --         --          --          --          --         --
Receivable for units sold....          90,171           73,239         --      11,115      42,924          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total assets..........      13,465,879      103,304,007 89,904,823  58,650,332  24,653,642  11,046,654 17,037,198
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             572            4,385      3,458       2,505       1,048         422        648
Payable for units
  withdrawn..................              --               --     12,615          --          --      28,365     27,974
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total liabilities.....             572            4,385     16,073       2,505       1,048      28,787     28,622
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $13,465,307      103,295,796 89,881,375  58,647,827  24,652,594  10,996,801 17,008,576
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --            3,826      7,375          --          --      21,066         --
   GE Life and Annuity
     (note 4d)...............              --               --         --          --          --          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets...................     $13,465,307      103,299,622 89,888,750  58,647,827  24,652,594  11,017,867 17,008,576
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Investments in
  securities, at cost........     $12,226,501       80,377,527 88,719,991  50,505,821  21,016,227  10,861,608 16,381,204
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Shares outstanding...........         364,163        3,519,631 10,216,457   2,832,812   1,541,059   1,054,070    958,223
                                  ===========      =========== ==========  ==========  ==========  ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               PIMCO Variable Insurance Trust
                                ------------------------------------------------------------
                                 Foreign Bond
                                  Portfolio                      Long-Term
                                 (U.S. Dollar    High Yield   U.S. Government  Total Return
                                  Hedged) --    Portfolio --   Portfolio --    Portfolio --
                                Administrative Administrative Administrative  Administrative
                                 Class Shares   Class Shares   Class Shares    Class Shares
                                -------------- -------------- --------------- --------------
Assets
Investments at fair
  market value (note 2a):......  $10,797,206    102,923,095     66,271,210     272,951,216
Dividend receivable............       19,967        558,517        201,806         594,204
Receivable from
  affiliate (note 4b)..........           --              1              3              --
Receivable for units sold......           --         31,469         11,742         232,791
                                 -----------    -----------     ----------     -----------
       Total assets............   10,817,173    103,513,082     66,484,761     273,778,211
                                 -----------    -----------     ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).......          461          4,415          2,848          11,648
Payable for units
  withdrawn....................      174,235             --             --              --
                                 -----------    -----------     ----------     -----------
       Total liabilities.......      174,696          4,415          2,848          11,648
                                 -----------    -----------     ----------     -----------
Net assets attributable
  to:
       Variable deferred
         annuity
         contract owners
         in the
         accumulation
         period................  $10,642,477    103,506,574     66,481,913     273,764,520
       Variable deferred
         annuity
         contract owners
         in the
         annuitization
         period................           --          2,093             --           2,043
       GE Life and
         Annuity (note 4d).....           --             --             --              --
                                 -----------    -----------     ----------     -----------
Net assets.....................  $10,642,477    103,508,667     66,481,913     273,766,563
                                 ===========    ===========     ==========     ===========
Investments in
  securities, at cost..........  $10,684,791     96,979,157     65,756,239     268,561,521
                                 ===========    ===========     ==========     ===========
Shares outstanding.............    1,063,764     12,252,749      5,922,360      25,970,620
                                 ===========    ===========     ==========     ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         The Prudential Series Fund, Inc.
                              ---------------------------------------------------------------------------------------
                                                                            SP William Blair        SP Prudential
                              Jennison 20/20 Focus  Jennison Portfolio -- International Growth  U.S. Emerging Growth
                              Portfolio -- Class II    Class II Shares    Portfolio -- Class II Portfolio -- Class II
                              --------------------- --------------------- --------------------- ---------------------
Assets
Investments at fair
  market value (note 2a):....      $1,697,301             1,149,608              17,636                95,187
Dividend receivable..........              --                    --                  --                    --
Receivable from
  affiliate (note 4b)........              --                    --                  --                    --
Receivable for units sold....             392                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total assets..........       1,697,693             1,149,608              17,636                95,187
                                   ----------             ---------              ------                ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....              72                    51                   1                     4
Payable for units
  withdrawn..................              --                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total liabilities.....              72                    51                   1                     4
                                   ----------             ---------              ------                ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      $1,697,621             1,149,557              17,635                95,183
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                    --                  --                    --
   GE Life and Annuity
     (note 4d)...............              --                    --                  --                    --
                                   ----------             ---------              ------                ------
Net assets...................      $1,697,621             1,149,557              17,635                95,183
                                   ==========             =========              ======                ======
Investments in
  securities, at cost........      $1,526,487             1,041,213              12,229                81,771
                                   ==========             =========              ======                ======
Shares outstanding...........         138,782                63,974               2,605                11,958
                                   ==========             =========              ======                ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                              -------------------- -------------------------------------------------------------------
                                                   Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                       Variable         Variable         Variable         Variable
                                                       All Cap         Investors      Strategic Bond    Total Return
                                    OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                              -------------------- ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2a):....     $14,026,561         14,304,905       52,774,895       47,439,635       17,839,179
Dividend receivable..........              --                 --               --               --               --
Receivable from
  affiliate (note 4b)........               1                  1               --               --               --
Receivable for units sold....           2,129             46,453               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
       Total assets..........      14,028,691         14,351,359       52,774,895       47,439,635       17,839,179
                                  -----------         ----------       ----------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             598                611            2,119            1,900              728
Payable for units
  withdrawn..................              --                 --           22,106          263,622              244
                                  -----------         ----------       ----------       ----------       ----------
       Total liabilities.....             598                611           24,225          265,522              972
                                  -----------         ----------       ----------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $14,028,093         14,350,748       52,680,059       47,174,113       17,838,207
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                 --           70,611               --               --
   GE Life and Annuity
     (note 4d)...............              --                 --               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
Net assets...................     $14,028,093         14,350,748       52,750,670       47,174,113       17,838,207
                                  ===========         ==========       ==========       ==========       ==========
Investments in
  securities, at cost........     $12,398,986         13,281,101       46,879,923       47,635,636       16,525,090
                                  ===========         ==========       ==========       ==========       ==========
Shares outstanding...........         974,744            848,956        3,821,499        4,360,261        1,582,891
                                  ===========         ==========       ==========       ==========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                         Van Kampen Life
                                           Scudder Variable Series II                    Investment Trust
                              ---------------------------------------------------- ----------------------------
                                                                       SVS Dreman
                                                                       Small Cap
                                                      SVS Dreman         Value       Comstock
                              Scudder Technology      High Return     Portfolio -- Portfolio -- Emerging Growth
                              Growth Portfolio -- Equity Portfolio --   Class B      Class II    Portfolio --
                                Class B Shares      Class B Shares       Shares       Shares    Class II Shares
                              ------------------- ------------------- ------------ ------------ ---------------
Assets
Investments at fair
  market value (note 2a):....        $578                5,763             --       69,002,883     9,772,085
Dividend receivable..........          --                   --             --               --            --
Receivable from
  affiliate (note 4b)........          --                   --             --                2            --
Receivable for units sold....          --                   --             --          254,311        88,973
                                     ----                -----             --       ----------     ---------
       Total assets..........         578                5,763             --       69,257,196     9,861,058
                                     ----                -----             --       ----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1                    1             --            2,945           413
Payable for units
  withdrawn..................          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
       Total liabilities.....           1                    1             --            2,945           413
                                     ----                -----             --       ----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $577                5,762             --       69,250,554     9,860,645
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --                   --             --            3,697            --
   GE Life and Annuity
     (note 4d)...............          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
Net assets...................        $577                5,762             --       69,254,251     9,860,645
                                     ====                =====             ==       ==========     =========
Investments in
  securities, at cost........        $516                5,174             --       58,802,456     8,635,676
                                     ====                =====             ==       ==========     =========
Shares outstanding...........          65                  456             --        5,040,386       378,177
                                     ====                =====             ==       ==========     =========

                See accompanying notes to financial statements

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                              AIM Variable Insurance Funds
                            ---------------------------------------------------------------
                                                                AIM V.I.        AIM V.I.
                               AIM V.I.         AIM V.I.         Capital         Capital
                              Aggressive      Basic Value     Appreciation     Development
                            Growth Fund --      Fund --          Fund --         Fund --
                            Series I shares Series II shares Series I shares Series I shares
                            --------------- ---------------- --------------- ---------------
                                              Year ended December 31, 2004
                            ---------------------------------------------------------------
   Income -- Ordinary
     dividends.............     $   --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............         --            69,707           90,743            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............         --             4,293           12,237            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............        103                --               27           139
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............         --            42,051          150,536            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............         --            38,841           71,793            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............         --            86,539           16,966            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............         --             3,987            1,922            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............         --             2,755               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............         --               474               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............         --             1,616              858            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............         --                55               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............         --             1,027               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............         --                68               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............         --                --               --            --
                                ------         ---------        ---------         -----
Net investment income
  (expense)................       (103)         (251,413)        (345,082)         (139)
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................      2,178           259,606          272,017         3,510
   Change in unrealized
     appreciation
     (depreciation)........        293         1,661,209        1,163,768           586
   Capital gain
     distributions.........         --                --               --            --
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments...........      2,471         1,920,815        1,435,785         4,096
                                ------         ---------        ---------         -----
Increase (decrease) in
  net assets from
  operations...............     $2,368         1,669,402        1,090,703         3,957
                                ======         =========        =========         =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              AIM Variable Insurance Funds (continued)
                          --------------------------------------------------------------------------------
                                             AIM V.I.
                             AIM V.I.       Government                        AIM V.I.         AIM V.I.
                            Core Equity     Securities       AIM V.I.       International   Premier Equity
                              Fund --         Fund --     Growth Fund --   Growth Fund --       Fund --
                          Series I shares Series I shares Series I shares Series II shares  Series I shares
                          --------------- --------------- --------------- ----------------- ---------------
                                                                             Period from      Year ended
                                                                           November 15 to    December 31,
                                   Year ended December 31, 2004           December 31, 2004      2004
                          ----------------------------------------------  ----------------- ---------------
 Income -- Ordinary
   dividends.............      $ 46              111               --           1,500            146,832
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        --               --           37,853              69            175,476
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        --               --            4,649              --             13,545
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        23              443               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............        --               --           90,066             110            225,495
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        --               --           32,963              32             96,005
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............        --               --               --              42              9,845
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        --               --               --              28                326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............        --               --               --             123                689
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............        --               --               --              --                233
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............        --               --               --              --                 45
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............        --               --               --               7                  5
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............        --               --               --              54                  6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net investment income
 (expense)...............        23             (332)        (165,531)          1,035           (374,838)
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         1           (3,108)          19,980             555           (522,564)
 Change in unrealized
   appreciation
   (depreciation)........       269            7,321          799,135          12,878          2,089,583
 Capital gain
   distributions.........        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments..........       270            4,213          819,115          13,433          1,567,019
                               ----           ------         --------          ------          ---------
Increase (decrease) in
 net assets from
 operations..............      $293            3,881          653,584          14,468          1,192,181
                               ====           ======         ========          ======          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          AIM Variable Insurance Funds (continued)      The Alger American Fund
                          ---------------------------------------- ---------------------------------
                                                                                           Alger
                             AIM V.I.                                     Alger        American Small
                            Technology            AIM V.I.              American       Capitalization
                              Fund --         Utilities Fund --    Growth Portfolio --  Portfolio --
                          Series I shares      Series I shares       Class O Shares    Class O Shares
                          ---------------     -----------------    ------------------- --------------
                                     Year ended                                Year ended
                                  December 31, 2004                        December 31, 2004
                          ---------------------------------------- ---------------------------------
 Income -- Ordinary
   dividends.............     $   --                  60                        --               --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............         --                  --                    79,277           55,506
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............         --                  --                 1,076,313          652,549
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............         --                  --                   745,788          392,553
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --                  --                    85,688           46,202
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        164                  14                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net investment income
 (expense)...............       (164)                 46                (1,987,066)      (1,146,810)
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,834                   2               (12,934,583)        (724,311)
 Change in unrealized
   appreciation
   (depreciation)........        647                 367                19,195,753       12,329,829
 Capital gain
   distributions.........         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments..........      5,481                 369                 6,261,170       11,605,518
                              ------                 ---               -----------       ----------
Increase (decrease) in
 net assets from
 operations..............     $5,317                 415                 4,274,104       10,458,708
                              ======                 ===               ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AllianceBernstein Variable Products Series Fund, Inc.
                        -------------------------------------------------------------------------------------------------------
                         AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                         Growth and Income   International Value     Premier Growth      Small Cap Growth        Technology
                        Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                        -------------------- -------------------- -------------------- -------------------- --------------------
                                                 Period from
                             Year ended         November 15 to
                         December 31, 2004    December 31, 2004                    Year ended December 31, 2004
                        -------------------- -------------------- -------------------------------------------------------------
 Income -- Ordinary
   dividends...........     $ 1,308,809                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a)...........          17,359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a)...........         171,514                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a)...........         828,260                259               149,543               31,027              16,397
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a)...........          94,997                 --                 8,395               11,762               1,267
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a)...........         982,756                120               194,590               67,500              12,838
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a)...........         473,589                 72                94,773               22,808               4,431
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type VIII (note 4a).              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a)...........         166,241                103                20,882                   --              18,311
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a)...........           4,067                  5                   147                   --                 174
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a)...........           1,645                 56                   429                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a)...........             632                 56                   108                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type
   XIII (note 4a)......           3,554                104                   958                   --                 110
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a)...........             598                 --                    30                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a)...........             359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVII (note 4a).               5                  3                     6                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVIII (note 4a)              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net investment income
 (expense).............      (1,436,767)              (778)             (469,861)            (133,097)            (53,528)
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments:
 Net realized gain
   (loss)..............       4,781,889                378              (353,613)             467,078              50,732
 Change in unrealized
   appreciation
   (depreciation)......      12,527,216             24,134             2,832,762              833,062             175,844
 Capital gain
   distributions.......              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments.      17,309,105             24,512             2,479,149            1,300,140             226,576
                            -----------             ------             ---------            ---------             -------
Increase (decrease) in
 net assets from
 operations............     $15,872,338             23,734             2,009,288            1,167,043             173,048
                            ===========             ======             =========            =========             =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                American Century Variable Portfolios, Inc.
                            -------------------------------------------------
                            VP Income & Growth    VP Ultra        VP Value
                             Fund -- Class I   Fund -- Class I Fund -- Class I
                            ------------------ --------------- ---------------
                                       Year ended December 31, 2004
                            -------------------------------------------------
   Income -- Ordinary
     dividends.............        $ 45               --               --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............          46               30               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............          --               18              159
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............          --               --               --
                                   ----              ---            -----
Net investment income
  (expense)................          (1)             (48)            (159)
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................         215              763                1
   Change in unrealized
     appreciation
     (depreciation)........         131              (80)           1,411
   Capital gain
     distributions.........          --               --               --
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments...........         346              683            1,412
                                   ----              ---            -----
Increase (decrease) in
  net assets from
  operations...............        $345              635            1,253
                                   ====              ===            =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Dreyfus
                           ---------------------------------------------------------
                           The Dreyfus Socially  Dreyfus Investment  Dreyfus Variable
                               Responsible      Portfolios -- MidCap    Investment
                           Growth Fund, Inc. --  Stock Portfolio --   Fund -- Money
                              Initial Shares       Initial Shares    Market Portfolio
                           -------------------- -------------------- ----------------
                                          Year ended December 31, 2004
                           ---------------------------------------------------------
   Income -- Ordinary
     dividends............      $  22,469                 5                 11
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............          6,636                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............          1,473                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............         67,767                --                 16
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............         12,175                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............             --                18                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XIII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVIII (note 4a)......             --                --                 --
                                ---------               ---                 --
Net investment income
  (expense)...............        (65,582)              (13)                (5)
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       (105,537)                1                 --
   Change in unrealized
     appreciation
     (depreciation).......        424,759               114                 --
   Capital gain
     distributions........             --                32                 --
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments..........        319,222               147                 --
                                ---------               ---                 --
Increase (decrease) in
  net assets from
  operations..............      $ 253,640               134                 (5)
                                =========               ===                 ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Evergreen Variable
                                       Eaton Vance Variable Trust                 Annuity Trust
                          ----------------------------------------------------  ------------------
                            VT Floating-        VT Income       VT Worldwide       Evergreen VA
                             Rate Income         Fund of       Health Sciences    Omega Fund --
                                Fund             Boston             Fund             Class 2
                          ----------------- ----------------- ----------------- ------------------
                                               Period from                         Period from
                             Year ended       January 1, to      Year ended        April 30, to
                          December 31, 2004 December 15, 2004 December 31, 2004 December 31, 2004
                          ----------------- ----------------- ----------------- ------------------
 Income -- Ordinary
   dividends.............     $658,199              480                 --                --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      121,524               --             46,968               217
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       11,238               --              3,574                 4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       35,302              366             36,592                77
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       65,895               --             18,207                32
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      115,886               --             30,532                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        6,737               --              2,582               326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          471               --                539                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          661               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --               --                 --                --
                              --------           ------           --------            ------
Net investment income
 (expense)...............      300,485              114           (138,994)             (656)
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       29,059            2,656             77,914                95
 Change in unrealized
   appreciation
   (depreciation)........        9,073           (2,765)           391,786            11,558
 Capital gain
   distributions.........           --               --                 --                --
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments..........       38,132             (109)           469,700            11,653
                              --------           ------           --------            ------
Increase (decrease) in
 net assets from
 operations..............     $338,617                5            330,706            10,997
                              ========           ======           ========            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Federated Insurance Series
                          ----------------------------------------------------------------------
                          Federated               Federated   Federated
                           American              High Income High Income               Federated
                           Leaders    Federated     Bond        Bond       Federated    Kaufmann
                          Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                           Primary     Income      Primary     Service   Small Company  Service
                            Shares     Fund II     Shares      Shares       Fund II      Shares
                          ---------- ----------  ----------- ----------- ------------- ----------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  965,907  1,125,624   4,845,669   2,830,866       --           1,069
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     32,957     18,636      33,043          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    619,821    237,854     550,886          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    272,226     88,120     357,139     212,443       --          67,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     29,606      9,130      28,157      30,730       --           6,086
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --         --          --     221,468       --          96,024
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --         --          --     127,651       --          59,736
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --         --          --      52,626       --         106,601
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --         --          --       1,425       --          10,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --         --          --         759       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         --          --         142       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         --          --           9       --             232
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --         --          --         108       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net investment income
 (expense)...............     11,297    771,884   3,876,444   2,183,501       --        (345,291)
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    882,003 (1,992,815)  1,315,990   1,133,610       --         374,520
 Change in unrealized
   appreciation
   (depreciation)........  4,091,002  3,116,621     353,421     117,795       --       3,214,996
 Capital gain
   distributions.........         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,973,005  1,123,806   1,669,411   1,251,405       --       3,589,516
                          ---------- ----------   ---------   ---------       --       ---------
Increase (decrease) in
 net assets from
 operations.............. $4,984,302  1,895,690   5,545,855   3,434,906       --       3,244,225
                          ========== ==========   =========   =========       ==       =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Fidelity Variable Insurance Products Fund
                          ---------------------------------------------------------------------------------
                                                                                 VIP Dynamic
                                         VIP Asset                      VIP        Capital         VIP
                            VIP Asset   Manager/SM/       VIP      Contrafund(R) Appreciation    Equity-
                           Manager/SM/  Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                          Portfolio --    Service    Portfolio --     Service      Service    Portfolio --
                          Initial Class   Class 2    Initial Class    Class 2      Class 2    Initial Class
                          ------------- ------------ ------------- ------------- ------------ -------------
                                        Period from
                           Year ended   April 30, to
                          December 31,    December
                              2004        31, 2004                Year ended December 31, 2004
                          ------------- ------------ ------------------------------------------------------
 Income -- Ordinary
   dividends.............  $ 5,384,498         --      1,190,985       189,178          --      6,884,880
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............    1,454,844         --        342,420            --          --        859,796
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............      633,175         --      2,946,947            --          --      3,648,162
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      246,837      2,343      1,532,521       471,180       2,388      1,315,783
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       20,459        540        172,213        64,218          --        116,368
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      1,776             --       564,549       1,000             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --      2,218             --       300,469       6,345             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --      3,320             --       164,122       4,222             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --      1,447             --        18,287         544             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --      8,873             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --      3,801             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --        198             --         1,287          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --      1,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --      2,319             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --      2,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --        142             --            --          --             --
                           -----------    -------     ----------    ----------     -------     ----------
Net investment income
 (expense)...............    3,029,183    (30,095)    (3,803,116)   (1,394,934)    (14,499)       944,771
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (2,161,980)    11,006     10,698,264     3,696,239     (27,650)    10,072,206
 Change in unrealized
   appreciation
   (depreciation)........    6,367,899    263,953     38,876,525    11,237,102      64,853     26,836,303
 Capital gain
   distributions.........           --         --             --            --          --      1,644,721
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments..........    4,205,919    274,959     49,574,789    14,933,341      37,203     38,553,230
                           -----------    -------     ----------    ----------     -------     ----------
Increase (decrease) in
 net assets from
 operations..............  $ 7,235,102    244,864     45,771,673    13,538,407      22,704     39,498,001
                           ===========    =======     ==========    ==========     =======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Fidelity Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------
                            VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                              Income         Income         Income      Opportunities  VIP Growth
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                          --------------- ------------- --------------- ------------- -------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............   $ 1,589,128       904,370        229,365        187,757        708,156
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --        41,242             --         14,137        659,923
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --       819,678             --        295,056      1,745,730
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       566,333       526,385        148,673        144,258      1,026,035
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        73,768        66,137         11,926         19,887         79,337
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --           188             --             11             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       639,130            --        171,026             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       393,924            --        100,283             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       186,610            --         50,013             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         6,669            --          4,185             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           560            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           622            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           750            --              1             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............            32            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           336            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            68            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net investment income
 (expense)...............      (279,674)     (549,260)      (256,742)      (285,592)    (2,802,869)
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     3,210,895      (980,512)       441,612     (1,369,662)   (12,943,731)
 Change in unrealized
   appreciation
   (depreciation)........     8,163,170     5,389,008      1,063,556      3,243,075     19,129,087
 Capital gain
   distributions.........       414,136            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments..........    11,788,201     4,408,496      1,505,168      1,873,413      6,185,356
                            -----------     ---------      ---------     ----------    -----------
Increase (decrease) in
 net assets from
 operations..............   $11,508,527     3,859,236      1,248,426      1,587,821      3,382,487
                            ===========     =========      =========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------
                                                                                         VIP Value
                            VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                          --------------- ------------- --------------- ------------- ---------------
                                                                                        Period from
                                                                                       April 30, to
                                                                                       December 31,
                                         Year ended December 31, 2004                      2004
                          ----------------------------------------------------------  ---------------
 Income -- Ordinary
   dividends.............   $   70,702           --               --        839,977            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --           --           17,551        243,605            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --           --          198,085        486,221            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      220,261           --          628,951        295,200           749
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       41,067           --           64,625         27,614           107
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --          313               --            213            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      330,952           --          822,995             --           827
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      167,913           --          361,746             --           901
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       93,479           --          206,729             --         1,637
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          326           --           12,117             --         1,025
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          801           --            1,572             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           19           --              724             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          295           --              536             --             6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          353           --              288             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          179           --              668             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           79           --               53             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net investment income
 (expense)...............     (785,022)        (313)      (2,316,640)      (212,876)       (5,252)
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      718,583        9,855       11,164,194      4,407,381        17,016
 Change in unrealized
   appreciation
   (depreciation)........      638,623         (237)      23,897,054      4,530,773       152,399
 Capital gain
   distributions.........           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments..........    1,357,206        9,618       35,061,248      8,938,154       169,415
                            ----------        -----       ----------      ---------       -------
Increase (decrease) in
 net assets from
 operations..............   $  572,184        9,305       32,744,608      8,725,278       164,163
                            ==========        =====       ==========      =========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Franklin Templeton Variable Insurance Products Trust
                          --------------------------------------------------------------------
                                                                                     Templeton
                          Franklin Large                                  Templeton    Global
                            Cap Growth   Mutual Shares                     Foreign     Asset
                            Securities    Securities       Templeton      Securities Allocation
                             Fund --        Fund --    Foreign Securities  Fund --    Fund --
                             Class 2        Class 2         Fund --        Class 2    Class 2
                              Shares        Shares       Class I Shares     Shares     Shares
                          -------------- ------------- ------------------ ---------- ----------
                                                          Period from
                                   Year ended           December 15, to        Year ended
                               December 31, 2004       December 31, 2004    December 31, 2004
                          ---------------------------  ------------------ --------------------
 Income -- Ordinary
   dividends.............      $ 6            --               --             224        --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       --            --                2              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       --            --               19              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       --             5               --             242         2
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       14            --               --              53        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............       --            --               --              --        --
                               ---            --              ---           -----        --
Net investment income
 (expense)...............       (8)           (5)             (21)            (71)       (2)
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       --            24               --           4,266        73
 Change in unrealized
   appreciation
   (depreciation)........       47            --              784            (938)       --
 Capital gain
   distributions.........       --            --               --              --        --
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments..........       47            24              784           3,328        73
                               ---            --              ---           -----        --
Increase (decrease) in
 net assets from
 operations..............      $39            19              763           3,257        71
                               ===            ==              ===           =====        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------
                            Global                International   Mid-Cap     Money        Premier
                            Income      Income       Equity       Equity      Market    Growth Equity
                             Fund        Fund         Fund         Fund        Fund         Fund
                          ----------  ----------  ------------- ----------  ----------  -------------
                                                 Year ended December 31, 2004
                          --------------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  807,033   6,390,586      495,241    2,197,577   3,199,733      783,758
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     13,425     107,277       12,487       70,170     211,860       23,212
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    104,431     743,830      183,135      897,679   1,500,475      377,414
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type III (note 4a)....         --     720,504      130,150    1,146,250   1,821,922      783,172
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --      82,667       18,908      105,254     338,849      103,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         284          158          251       9,630           80
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --     159,089           --      577,452     526,257      336,779
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --     143,519           --      265,958     309,906      169,448
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --     101,510           --      107,935     179,035      148,851
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --       5,025           --        4,971       6,764        3,142
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --       2,222           --          712       4,821           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         452           --          312       2,177           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         708           --          971         715        3,754
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --           5           --          202       1,259           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          12           --          150       1,724           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         151           --           --         114           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --           --          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net investment income
 (expense)...............    689,177   4,323,331      150,403     (980,690) (1,715,775)  (1,165,245)
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (13,481) (1,267,226)  (1,164,596)   9,312,867          --    3,912,180
 Change in unrealized
   appreciation
   (depreciation)........    554,445  (1,765,333)   6,588,127      478,207          --    3,283,022
 Capital gain
   distributions.........         --   1,259,033           --   19,408,411          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments..........    540,964  (1,773,526)   5,423,531   29,199,485          --    7,195,202
                          ----------  ----------   ----------   ----------  ----------   ----------
Increase (decrease) in
 net assets from
 operations.............. $1,230,141   2,549,805    5,573,934   28,218,795  (1,715,775)   6,029,957
                          ==========  ==========   ==========   ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------------
                          Real Estate S&P 500(R)  Small-Cap     Total       U.S.      Value
                          Securities    Index    Value Equity   Return     Equity     Equity
                             Fund        Fund        Fund        Fund       Fund       Fund
                          ----------- ---------- ------------ ---------- ---------  ---------
                                              Year ended December 31, 2004
                          -------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $ 6,513,639  8,548,450   5,714,043   5,948,136 1,317,177    394,888
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      69,501    218,144       5,478     122,109    12,448         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     722,258  3,404,400      81,559     968,129   387,970         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     543,247  2,392,201     416,917     956,614   574,639    124,910
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      40,390    244,416      47,189     122,132    48,334     35,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         626      1,248          --         212       384         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      80,783    960,555     493,937          --   260,317    179,650
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      40,593    485,168     212,414     309,881   178,725    102,477
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --         --          --   1,464,226        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      71,624    257,015     101,495     643,145    71,613     42,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       2,731      7,437       5,720     149,901     1,804      2,664
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --         --         570     104,879        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --         --         127      65,788        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         433        483       1,240      27,121        --          4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --         --         124      42,245        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --         --          85      23,025        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --         --          --         860        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --         --          --       5,535        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --         --          --       1,389        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net investment income
 (expense)...............   4,941,453    577,383   4,347,188     940,945  (219,057)   (93,453)
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   5,629,540    161,362   4,983,828   3,411,934 1,357,242    631,327
 Change in unrealized
   appreciation
   (depreciation)........   9,231,361 43,542,840      66,760  19,713,038 5,088,086  1,949,212
 Capital gain
   distributions.........   9,845,407         --   2,108,850   4,810,827        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments..........  24,706,308 43,704,202   7,159,438  27,935,799 6,445,328  2,580,539
                          ----------- ----------  ----------  ---------- ---------  ---------
Increase (decrease) in
 net assets from
 operations.............. $29,647,761 44,281,585  11,506,626  28,876,744 6,226,271  2,487,086
                          =========== ==========  ==========  ========== =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Greenwich Street
                             Insurance Trust        Series Fund         Janus Aspen Series
                          ---------------------- ----------------- ----------------------------
                                                 Salomon Brothers
                            Goldman    Goldman       Variable        Balanced
                             Sachs      Sachs       Aggressive     Portfolio --     Balanced
                          Growth and   Mid Cap        Growth       Institutional  Portfolio --
                          Income Fund Value Fund Fund -- Class II     Shares     Service Shares
                          ----------- ---------- ----------------- ------------- --------------
                                Year ended          Year ended              Year ended
                            December 31, 2004    December 31, 2004      December 31, 2004
                          ---------------------- ----------------- ----------------------------
 Income -- Ordinary
   dividends............. $  479,241   7,643,589           --        7,738,007     2,687,315
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      9,784     135,563           --          297,978            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    189,494   1,115,323           --        3,143,744            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    154,815   1,048,573       15,370        1,672,834       440,747
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     22,501      97,685        1,393          132,724        40,163
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --          --       22,418               --       853,814
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --          --        6,752               --       433,663
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --          --       17,381               --        95,577
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --          --        1,454               --         3,105
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --          --          239               --         5,094
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --          --          599               --           590
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --          --          594               --           133
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --          --           22               --           888
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          --          254               --         3,158
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --          --           --               --            92
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --               --           143
                          ----------  ----------      -------       ----------     ---------
Net investment income
 (expense)...............    102,647   5,246,445      (66,476)       2,490,727       810,148
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  1,013,277  11,043,349       53,414          (33,278)    1,718,059
 Change in unrealized
   appreciation
   (depreciation)........  3,241,395  10,142,800      308,717       20,696,455     5,355,519
 Capital gain
   distributions.........         --   9,752,987           --               --            --
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,254,672  30,939,136      362,131       20,663,177     7,073,578
                          ----------  ----------      -------       ----------     ---------
Increase (decrease) in
 net assets from
 operations.............. $4,357,319  36,185,581      295,655       23,153,904     7,883,726
                          ==========  ==========      =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          ------------------------------------------------------------------------
                             Capital
                          Appreciation     Capital      Core Equity  Flexible Income  Global Life
                          Portfolio --   Appreciation  Portfolio --   Portfolio --      Sciences
                          Institutional  Portfolio --  Institutional  Institutional   Portfolio --
                             Shares     Service Shares    Shares         Shares      Service Shares
                          ------------- -------------- ------------- --------------- --------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $   354,951        5,746           6         3,404,964             --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       77,406           --          --            43,274          5,010
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    1,019,754           --          --           576,984         66,090
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      960,763       95,029          --           290,508        100,085
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       77,184        9,527          --            23,933          6,294
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           21           --          34               276             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      160,398          --                --         57,811
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --       56,316          --                --         12,987
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --       23,563          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --           60          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --          --                --             --
                           -----------    ---------         ---        ----------      ---------
Net investment income
 (expense)...............   (1,780,177)    (339,147)        (28)        2,469,989       (248,277)
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (6,349,657)     359,195           4            90,887        631,411
 Change in unrealized
   appreciation
   (depreciation)........   29,954,685    3,387,633         650        (1,635,540)     1,112,733
 Capital gain
   distributions.........           --           --          --           495,170             --
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   23,605,028    3,746,828         654        (1,049,483)     1,744,144
                           -----------    ---------         ---        ----------      ---------
Increase (decrease) in
 net assets from
 operations..............  $21,824,851    3,407,681         626         1,420,506      1,495,867
                           ===========    =========         ===        ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------------
                              Global                                            International     International
                            Technology          Growth            Growth            Growth            Growth
                           Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Service Shares Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------- -------------------- -------------- -------------------- --------------
                                                       Year ended December 31, 2004
                          -------------------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $        --           286,910               --            820,249          206,077
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       17,042           290,019               --             58,960               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       74,734         1,681,214               --            780,312               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      119,400           972,218           68,375            430,717           83,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       10,378            97,170           14,901             61,114           22,022
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --                --               --                381               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       54,916                --          143,676                 --          166,390
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       20,584                --           52,867                 --           62,595
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --                --               --                 --           34,668
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --                --               --                 --              890
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --                --               --                 --            1,874
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --                --               --                 --              314
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --                --               --                 --            1,276
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --                --               --                 --              680
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net investment income
 (expense)...............     (297,054)       (2,753,711)        (279,819)          (511,235)        (167,699)
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (770,771)      (12,034,080)        (428,340)         3,160,892        1,719,974
 Change in unrealized
   appreciation
   (depreciation)........      (19,532)       19,403,215          940,240         11,621,055        2,268,702
 Capital gain
   distributions.........           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........     (790,303)        7,369,135          511,900         14,781,947        3,988,676
                           -----------       -----------         --------         ----------        ---------
Increase (decrease) in
 net assets from
 operations..............  $(1,087,357)        4,615,424          232,081         14,270,712        3,820,977
                           ===========       ===========         ========         ==========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------
                                Mid Cap           Mid Cap          Worldwide         Worldwide
                                 Growth            Growth            Growth            Growth
                              Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------------- -------------- -------------------- --------------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends.............     $         --              --          2,368,109          188,975
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............          134,774              --            343,934               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        1,006,410              --          2,250,840               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............          703,953          62,758            809,085           89,281
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           73,809           7,087             93,391            7,954
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............               --         114,971                 --          172,140
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............               --          31,865                 --           70,531
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............               --              --                 --               --
                              ------------       ---------        -----------         --------
Net investment income
 (expense)...............       (1,918,946)       (216,681)        (1,129,141)        (150,931)
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (17,151,565)        135,723        (18,838,312)          68,401
 Change in unrealized
   appreciation
   (depreciation)........       41,941,739       2,452,204         26,250,152          518,585
 Capital gain
   distributions.........               --              --                 --               --
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments..........       24,790,174       2,587,927          7,411,840          586,986
                              ------------       ---------        -----------         --------
Increase (decrease) in
 net assets from
 operations..............     $ 22,871,228       2,371,246          6,282,699          436,055
                              ============       =========        ===========         ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         J.P. Morgan Series Trust II
                            ------------------------------------------------------
                                                                        U.S. Large
                                      International  Mid Cap    Small    Cap Core
                              Bond       Equity       Value    Company    Equity
                            Portfolio   Portfolio   Portfolio Portfolio Portfolio
                            --------- ------------- --------- --------- ----------
                                         Year ended December 31, 2004
                            ------------------------------------------------------
   Income -- Ordinary
     dividends.............  $2,239          2          126       --        --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............     513          6          274       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............     186         --           10       19        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............      --         --           --       --        --
                             ------        ---       ------      ---        --
Net investment income
  (expense)................   1,540         (4)        (158)     (19)       --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................     (68)       134        6,268        4        --
   Change in unrealized
     appreciation
     (depreciation)........    (724)       (11)      (2,373)     312        --
   Capital gain
     distributions.........     443         --           23       --        --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments...........    (349)       123        3,918      316        --
                             ------        ---       ------      ---        --
Increase (decrease) in
  net assets from
  operations...............  $1,191        119        3,760      297        --
                             ======        ===       ======      ===        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Merrill Lynch Variable Series Fund, Inc.
                            ----------------------------------------------------
                             Merrill Lynch    Merrill Lynch      Merrill Lynch
                              Basic Value    Large Cap Growth Value Opportunities
                              V.I. Fund --     V.I. Fund --      V.I. Fund --
                            Class III Shares Class III Shares  Class III Shares
                            ---------------- ---------------- -------------------
                                 Period from April 30, to December 31, 2004
                            ----------------------------------------------------
   Income -- Ordinary
     dividends.............     $ 26,391             450             94,619
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          830             797              1,149
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          123              93                  5
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............        1,667             439              1,204
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............        5,419             834                810
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............        2,072             337              1,138
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          754             147                261
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          259              --                 22
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          168              --                132
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............           13              --                 95
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          108              --                 54
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --              --                 --
                                --------          ------           --------
Net investment income
  (expense)................       14,978          (2,197)            89,749
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................        7,850          18,187              6,673
   Change in unrealized
     appreciation
     (depreciation)........      145,944          34,315           (242,448)
   Capital gain
     distributions.........        3,945              --            254,217
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments...........      157,739          52,502             18,442
                                --------          ------           --------
Increase (decrease) in
  net assets from
  operations...............     $172,717          50,305            108,191
                                ========          ======           ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                  MFS(R) Variable Insurance Trust
                            ------------------------------------------------------------------------------------------
                            MFS(R) Investors  MFS(R) Investors                      MFS(R) Strategic    MFS(R) Total
                              Growth Stock    Trust Series --  MFS(R) New Discovery      Income       Return Series --
                            Series -- Service  Service Class    Series -- Service   Series -- Service  Service Class
                              Class Shares         Shares          Class Shares       Class Shares         Shares
                            ----------------- ---------------- -------------------- ----------------- ----------------
                                                                    Year ended December 31, 2004
                            ------------------------------------------------------------------------------------------
 Income -- Ordinary
  dividends................    $       --           91,419                 --              --                443
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --               --              3,565              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --               --             53,207              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................        87,102           77,264            220,791              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        16,312           13,107             30,493              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       183,328          141,631            229,338              --                422
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................        65,308           68,110             82,221              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        46,164           27,261             56,328              --                 18
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,410              289              1,876              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            62               --                639              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................             1               --                 50              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --                1                394              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --               --                 68              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --               --                316              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --               --                  3              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net investment income
 (expense).................      (399,687)        (236,244)          (679,289)             --                  3
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..       (10,388)         215,751          1,128,909              --                 80
 Change in unrealized
  appreciation
  (depreciation)...........     2,224,980        1,918,019            980,456              --              2,576
 Capital gain
  distributions............            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments............     2,214,592        2,133,770          2,109,365              --              2,656
                               ----------        ---------          ---------              --              -----
Increase (decrease) in
 net assets from
 operations................    $1,814,905        1,897,526          1,430,076              --              2,659
                               ==========        =========          =========              ==              =====

                            -----------------

                            MFS(R) Utilities
                            Series -- Service
                              Class Shares
                            -----------------

                            -----------------
 Income -- Ordinary
  dividends................       391,706
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................       119,340
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        13,815
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       212,721
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................       104,233
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        41,834
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,436
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --
                                ---------
Net investment income
 (expense).................      (101,673)
                                ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..     1,510,137
 Change in unrealized
  appreciation
  (depreciation)...........     6,923,010
 Capital gain
  distributions............            --
                                ---------
Net realized and
 unrealized gain (loss)
 on investments............     8,433,147
                                ---------
Increase (decrease) in
 net assets from
 operations................     8,331,474
                                =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Nations Separate Account Trust  Oppenheimer Variable Account Funds
                          -------------------------------  ---------------------------------
                                           Nations Marsico Oppenheimer
                                            International  Aggressive  Oppenheimer Aggressive
                          Nations Marsico   Opportunities    Growth      Growth Fund/VA --
                          Growth Portfolio    Portfolio      Fund/VA       Service Shares
                          ---------------- --------------- ----------- ----------------------
                            Year ended December 31, 2004      Year ended December 31, 2004
                          -------------------------------  ---------------------------------
 Income -- Ordinary
   dividends.............    $       --          99,776            --              --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --              --       296,830              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --              --       786,656              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        47,234          51,692       306,328          25,953
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         8,869           7,636        29,501           5,178
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       109,300          90,541            --           7,679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        86,085          54,140            --           4,975
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       127,444          85,245            --          17,524
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         5,561           8,768            --             538
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         1,639           2,837            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           797           1,847            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         1,807           1,018            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           415           1,042            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           766           1,073            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            --              57            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --              --            --              --
                             ----------       ---------    ----------         -------
Net investment income
 (expense)...............      (389,917)       (206,120)   (1,419,315)        (61,847)
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       501,022         730,355    (5,323,519)        115,684
 Change in unrealized
   appreciation
   (depreciation)........     3,371,401       2,982,227    23,748,494         629,593
 Capital gain
   distributions.........            --          52,035            --              --
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments..........     3,872,423       3,764,617    18,424,975         745,277
                             ----------       ---------    ----------         -------
Increase (decrease) in
 net assets from
 operations..............    $3,482,506       3,558,497    17,005,660         683,430
                             ==========       =========    ==========         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------------
                                                                                       Oppenheimer
                                                                         Oppenheimer     Capital
                          Oppenheimer       Oppenheimer      Oppenheimer   Capital     Appreciation
                            Balanced    Balanced Fund/VA --     Bond     Appreciation   Fund/VA --
                            Fund/VA       Service Shares       Fund/VA     Fund/VA    Service Shares
                          ------------ --------------------- ----------- ------------ --------------
                           Year ended
                          December 31, Period from April 30,
                              2004     to December 31, 2004       Year ended December 31, 2004
                          ------------ --------------------- --------------------------------------
 Income -- Ordinary
   dividends.............  $  789,219              --         4,587,131      586,015       20,143
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     175,019              --            95,211      277,128           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     589,679              --           811,786    1,493,004           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     288,338           4,713           391,367      679,217       43,967
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      27,085             220            30,978       81,424        8,394
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............          --           2,800                --           --       28,852
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............          --           4,275                --           --       25,528
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............          --           4,974                --           --       48,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          --           5,702                --           --        4,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --           4,858                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --           1,605                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          --              22                --           --          679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --             878                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --           2,253                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --           2,071                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --             143                --           --           --
                           ----------         -------         ---------   ----------     --------
Net investment income
 (expense)...............    (290,902)        (34,514)        3,257,789   (1,944,758)    (139,874)
                           ----------         -------         ---------   ----------     --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   1,616,659          14,024           246,997    1,203,001      174,624
 Change in unrealized
   appreciation
   (depreciation)........   5,166,701         557,213           (42,183)   9,727,639      605,023
 Capital gain
   distributions.........          --              --                --           --           --
Net realized and
 unrealized gain (loss)
 on investments..........   6,783,360         571,237           204,814   10,930,640      779,647
                           ----------         -------         ---------   ----------     --------
Increase (decrease) in
 net assets from
 operations..............  $6,492,458         536,723         3,462,603    8,985,882      639,773
                           ==========         =======         =========   ==========     ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds (continued)
                            -------------------------------------------------------
                             Oppenheimer                               Oppenheimer
                                Global                  Oppenheimer    Main Street
                              Securities   Oppenheimer  Main Street     Small Cap
                              Fund/VA --   High Income   Fund/VA --     Fund/VA --
                            Service Shares   Fund/VA   Service Shares Service Shares
                            -------------- ----------- -------------- --------------
                                          Year ended December 31, 2004
                            -------------------------------------------------------
   Income -- Ordinary
     dividends.............  $   863,141    6,720,852      379,598             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --      173,331           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --      853,173           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      297,696      317,537      200,487         60,280
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............       53,824       38,096       30,525          7,571
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............      551,923           --      374,463         56,429
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      196,625           --      191,882         49,472
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............      126,860           --       60,477         71,827
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............        8,646           --        1,866          1,848
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............           --           --           --            398
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............           --           --           --            431
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............        1,457           --          675            409
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --           --           --            158
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............           --           --           --            128
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --           --           --             36
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --           --           --             --
                             -----------   ----------    ---------      ---------
Net investment income
  (expense)................     (373,890)   5,338,715     (480,777)      (248,987)
                             -----------   ----------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................    4,042,632   (1,427,269)   1,128,440        482,893
   Change in unrealized
     appreciation
     (depreciation)........   10,271,107    2,793,471    3,473,483      2,858,878
   Capital gain
     distributions.........           --           --           --             --
Net realized and
  unrealized gain (loss)
  on investments...........   14,313,739    1,366,202    4,601,923      3,341,771
                             -----------   ----------    ---------      ---------
Increase (decrease) in
  net assets from
  operations...............  $13,939,849    6,704,917    4,121,146      3,092,784
                             ===========   ==========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          PBHG Insurance Series
                               Fund, Inc.                      PIMCO Variable Insurance Trust
                          --------------------  ------------------------------------------------------------
                                                 Foreign Bond
                                                  Portfolio                      Long-Term
                                       PBHG      (U.S. Dollar    High Yield   U.S. Government  Total Return
                            PBHG     Large Cap    Hedged) --    Portfolio --   Portfolio --    Portfolio --
                          Growth II   Growth    Administrative Administrative Administrative  Administrative
                          Portfolio  Portfolio   Class Shares   Class Shares   Class Shares    Class Shares
                          ---------  ---------  -------------- -------------- --------------- --------------
                               Year ended
                            December 31, 2004                   Year ended December 31, 2004
                          --------------------  ------------------------------------------------------------
 Income -- Ordinary
  dividends.............. $      --         --     345,912       6,102,650       2,872,160      6,602,304
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............     9,473     17,420          --              --              --         10,192
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...   161,076    237,033          --              --              --        202,405
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............        --         --      55,124         395,979         344,956        989,763
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............        --         --       5,867          50,316          32,759        193,990
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............        --         --      82,018         521,994         367,692      1,408,641
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............        --         --      29,624         304,531         279,551        902,022
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............        --         --          --         165,658          58,423        324,837
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............        --         --          --           4,445             114          9,409
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............        --         --          --             534             177          5,007
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............        --         --          --             442             298          2,592
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............        --         --          --           1,719           3,335          3,972
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............        --         --          --             274             339          1,244
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............        --         --          --             355              43          2,597
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............        --         --          --              28               5             19
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............        --         --          --              --              --             --
                          ---------  ---------     -------       ---------       ---------      ---------
Net investment income
 (expense)...............  (170,549)  (254,453)    173,279       4,656,375       1,784,468      2,545,614
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  (118,187)  (381,930)     19,116       1,329,609         379,401      1,435,932
 Change in unrealized
  appreciation
  (depreciation).........   760,934  1,841,615      90,885         554,894         436,797      1,457,881
 Capital gain
  distributions..........        --         --     111,556              --       1,008,223      2,363,875
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   642,747  1,459,685     221,557       1,884,503       1,824,421      5,257,688
                          ---------  ---------     -------       ---------       ---------      ---------
Increase (decrease) in
 net assets from
 operations.............. $ 472,198  1,205,232     394,836       6,540,878       3,608,889      7,803,302
                          =========  =========     =======       =========       =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     The Prudential Series Fund, Inc.
                           ----------------------------------------------------
                                                      SP William
                                                         Blair     SP Prudential
                             Jennison     Jennison   International U.S. Emerging
                           20/20 Focus  Portfolio --    Growth        Growth
                           Portfolio --   Class II   Portfolio --  Portfolio --
                             Class II      Shares      Class II      Class II
                           ------------ ------------ ------------- -------------
                                       Year ended December 31, 2004
                           ----------------------------------------------------
   Income -- Ordinary
     dividends............   $     --         464           --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............      5,460       5,795          253         1,312
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............        150         322           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............        784       1,424           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............        588         696           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type VIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............      3,967       4,122           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............        853          33           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............         --          41           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............         --          14           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............         --          10           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............         --         202           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVIII (note 4a).         --          --           --            --
                             --------     -------        -----        ------
Net investment income
  (expense)...............    (11,802)    (12,195)        (253)       (1,312)
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      8,122       3,957          228           154
   Change in unrealized
     appreciation
     (depreciation).......    156,712      80,364        2,253        16,227
   Capital gain
     distributions........         --          --           --            23
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments..........    164,834      84,321        2,481        16,404
                             --------     -------        -----        ------
Increase (decrease) in
  net assets from
  operations..............   $153,032      72,126        2,228        15,092
                             ========     =======        =====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                          -------------------- -------------------------------------------------------------------
                                               Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                   Variable         Variable         Variable         Variable
                                                   All Cap         Investors      Strategic Bond    Total Return
                                OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                          -------------------- ---------------- ---------------- ---------------- ----------------
                               Year ended
                           December 31, 2004                      Year ended December 31, 2004
                          -------------------- -------------------------------------------------------------------
 Income -- Ordinary
  dividends..............      $       --            26,124          743,579        2,196,537          353,255
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............              --                --           56,146           35,825            5,507
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...              --                --          290,888          316,153          109,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............          48,963            45,117          394,624          319,336          139,997
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............           3,905             3,593           34,865           36,752           11,200
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............          96,414            58,947               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............          38,177            49,306               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............          18,832            37,669               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............             543               696               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............              --               409               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............              --               343               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............           1,021               175               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............              --                 4               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............              --                 5               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............              --                --               --               --               --
                               ----------          --------        ---------        ---------        ---------
Net investment income
 (expense)...............        (207,855)         (170,140)         (32,944)       1,488,471           87,335
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         249,078           354,800        1,381,002          325,407          398,568
 Change in unrealized
  appreciation
  (depreciation).........         789,321           391,700        2,988,242         (344,829)         463,024
 Capital gain
  distributions..........              --                --               --          804,709          288,233
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........       1,038,399           746,500        4,369,244          785,287        1,149,825
                               ----------          --------        ---------        ---------        ---------
Increase (decrease) in
 net assets from
 operations..............      $  830,544           576,360        4,336,300        2,273,758        1,237,160
                               ==========          ========        =========        =========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Van Kampen Life
                                    Scudder Variable Series II                  Investment Trust
                          ----------------------------------------------  ---------------------------
                                                              SVS Dreman
                                                SVS Dreman    Small Cap
                                               High Return      Value       Comstock
                          Scudder Technology      Equity     Portfolio -- Portfolio -- Emerging Growth
                          Growth Portfolio --  Portfolio --    Class B      Class II    Portfolio --
                            Class B Shares    Class B Shares    Shares       Shares    Class II Shares
                          ------------------- -------------- ------------ ------------ ---------------
                                   Year ended December 31, 2004           Year ended December 31, 2004
                          ----------------------------------------------  ---------------------------
 Income -- Ordinary
   dividends.............        $  --              --            --         278,498            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............           --              --            --          98,320        18,375
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           --              --            --          25,265         1,444
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............            9              --             2         251,584        60,050
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --              --            --         162,608        26,231
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --              53            --         153,006        22,258
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --              --            --           4,628           475
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --              --            --             535            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --              --            --             563            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --              --            --             385           470
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --              --            --             631            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --              --            --             382            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net investment income
 (expense)...............           (9)            (53)           (2)       (419,409)     (129,303)
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)          166              28           124       1,641,590       273,494
 Change in unrealized
   appreciation
   (depreciation)........         (156)            589            --       6,415,899       447,313
 Capital gain
   distributions.........           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments..........           10             617           124       8,057,489       720,807
                                 -----             ---           ---       ---------      --------
Increase (decrease) in
 net assets from
 operations..............        $   1             564           122       7,638,080       591,504
                                 =====             ===           ===       =========      ========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  AIM Variable Insurance Funds
                              -------------------------------------------------------------------
                                  AIM V.I.              AIM V.I.                  AIM V.I.
                                 Aggressive            Basic Value                 Capital
                               Growth Fund --            Fund --            Appreciation Fund --
                              Series I shares       Series II shares           Series I shares
                              ---------------  --------------------------  ----------------------
                                 Year ended                  Period from         Year ended
                                December 31,    Year ended  May 1, 2003 to      December 31,
                              ---------------  December 31,  December 31,  ----------------------
                                2004    2003       2004          2003         2004        2003
                              -------  ------  ------------ -------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (103)    (14)    (251,413)     (26,862)     (345,082)   (272,142)
   Net realized gain
     (loss) on
     investments.............   2,178     379      259,606       47,938       272,017  (1,081,971)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     293      99    1,661,209      596,743     1,163,768   5,682,372
   Capital gain
     distributions...........      --      --           --           --            --          --
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,368     464    1,669,402      617,819     1,090,703   4,328,259
                              -------  ------   ----------    ---------    ----------  ----------
From capital
  transactions:
   Net premiums..............     150     365    9,832,637    4,484,538     2,231,430   3,785,769
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --      (49,625)          --       (58,757)   (215,136)
     Surrenders..............  (2,915) (1,341)    (712,366)     (44,613)   (1,567,721)   (898,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --      (27,022)        (461)      (33,316)    (27,925)
     Capital contribution....      --      --           --           --            --          --
     Transfers (to) from
       the Guarantee
       Account...............       6    (237)     890,236      480,422       854,849     778,186
     Transfers (to) from
       other subaccounts.....   2,394      31    3,649,695    2,105,947    (1,080,962) (1,077,472)
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (365) (1,182)  13,583,555    7,025,833       345,523   2,345,175
                              -------  ------   ----------    ---------    ----------  ----------
Increase (decrease) in
  net assets.................   2,003    (718)  15,252,957    7,643,652     1,436,226   6,673,434
Net assets at beginning
  of year....................   1,124   1,842    7,643,652           --    22,103,145  15,429,711
                              -------  ------   ----------    ---------    ----------  ----------
Net assets at end of
  period..................... $ 3,127   1,124   22,896,609    7,643,652    23,539,371  22,103,145
                              =======  ======   ==========    =========    ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   3,562      60    1,714,880      597,699       779,652     749,588
   Units redeemed............  (3,306)   (241)    (648,158)      (5,274)     (825,819)   (377,492)
                              -------  ------   ----------    ---------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     256    (181)   1,066,722      592,425       (46,167)    372,096
                              =======  ======   ==========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------
                                  AIM V.I.           AIM V.I.           AIM V.I.
                              Capital Development  Core Equity         Government
                                  Fund --            Fund --       Securities Fund --
                              Series I shares     Series I shares    Series I shares
                              ------------------  -------------   --------------------
                                 Year ended         Year ended         Year ended
                                December 31,       December 31,       December 31,
                              ------------------  -------------   --------------------
                                2004      2003     2004    2003     2004       2003
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (139)      (53)     23       (2)     (332)     27,709
   Net realized gain
     (loss) on
     investments.............   3,510       498       1      479    (3,108)     19,902
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     586     1,917     269      188     7,321     (10,649)
   Capital gain
     distributions...........      --        --      --       --        --         513
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,957     2,362     293      665     3,881      37,475
                               -------   ------   -----   ------  --------  ----------
From capital
  transactions:
   Net premiums..............      --        --      40    1,534        40         300
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --      --       --        --          --
     Surrenders..............  (1,778)     (150)     --       --  (425,695)   (998,525)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --        --      --       --        --          --
     Capital contribution....      --        --      --       --        --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (4,000)      4    1,409        23  (1,401,312)
     Transfers (to) from
       other subaccounts.....   1,662     2,216   3,145   (3,614)  (10,094)  1,272,157
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (112)   (1,934)  3,189     (671) (435,726) (1,127,380)
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets.................   3,845       428   3,482       (6) (431,845) (1,089,905)
Net assets at beginning
  of year....................   5,139     4,711   1,398    1,404   434,802   1,524,707
                               -------   ------   -----   ------  --------  ----------
Net assets at end of
  period..................... $ 8,984     5,139   4,880    1,398     2,957     434,802
                               =======   ======   =====   ======  ========  ==========
Changes in units
  (note 5):
   Units purchased...........   2,222       134     432      204     7,701     102,564
   Units redeemed............  (1,956)     (251)     (1)    (250)  (43,543)   (193,434)
                               -------   ------   -----   ------  --------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     266      (117)    431      (46)  (35,842)    (90,870)
                               =======   ======   =====   ======  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------------------
                                                       AIM V.I. International
                                  AIM V.I. Growth          Growth Fund --     AIM V.I. Premier Equity AIM V.I. Technology
                              Fund -- Series I shares     Series II shares    Fund -- Series I shares Fund -- Series I shares
                              -----------------------  ---------------------- ----------------------  -----------------------
                                     Year ended             Period from             Year ended            Year ended
                                    December 31,           November 15 to          December 31,          December 31,
                              -----------------------       December 31,      ----------------------  ----------------------
                                  2004        2003              2004             2004        2003       2004         2003
                              -----------  ----------  ---------------------- ----------  ----------   --------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (165,531)   (141,537)          1,035           (374,838)   (405,021)     (164)       (526)
   Net realized gain
     (loss) on
     investments.............      19,980    (604,925)            555           (522,564) (2,899,513)    4,834      20,766
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     799,135   3,139,432          12,878          2,089,583  10,106,028       647         585
   Capital gain
     distributions...........          --          --              --                 --          --        --          --
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     653,584   2,392,970          14,468          1,192,181   6,801,494     5,317      20,825
                              -----------  ----------         -------         ----------  ----------   --------     -------
From capital
  transactions:
   Net premiums..............     125,034     890,810         227,257          1,022,696   1,743,372        --       8,569
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (200,972)    (46,157)             --           (423,186)   (387,392)       --          --
     Surrenders..............  (1,009,257)   (464,715)         (2,979)        (2,667,999) (1,704,182) (110,333)       (226)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (15,968)    (14,823)            (52)           (51,217)    (61,511)       --          --
     Capital contribution....          --          --              --                 --          --        --          --
     Transfers (to) from
       the Guarantee
       Account...............     307,012     568,272          11,616           (149,589)    897,395        (1)     32,550
     Transfers (to) from
       other subaccounts.....    (102,755)    (83,336)        264,330         (2,307,363) (2,526,878)       --      45,524
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (896,906)    850,051         500,172         (4,576,658) (2,039,196) (110,334)     86,417
                              -----------  ----------         -------         ----------  ----------   --------     -------
Increase (decrease) in
  net assets.................    (243,322)  3,243,021         514,640         (3,384,477)  4,762,298  (105,017)    107,242
Net assets at beginning
  of year....................  10,935,933   7,692,912              --         35,790,188  31,027,890   114,348       7,106
                              -----------  ----------         -------         ----------  ----------   --------     -------
Net assets at end of
  period..................... $10,692,611  10,935,933         514,640         32,405,711  35,790,188     9,331     114,348
                              ===========  ==========         =======         ==========  ==========   ========     =======
Changes in units
  (note 5):
   Units purchased...........     383,850     388,698          58,143            535,850     551,823        --      36,197
   Units redeemed............    (581,601)   (162,245)         (9,712)        (1,276,655)   (971,115)  (36,717)        (94)
                              -----------  ----------         -------         ----------  ----------   --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (197,751)    226,453          48,431           (740,805)   (419,292)  (36,717)     36,103
                              ===========  ==========         =======         ==========  ==========   ========     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               AIM Variable
                              Insurance Funds
                                (continued)                    The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended              Year ended                  Year ended
                               December 31,            December 31,                December 31,
                              -----------------  --------------------------  --------------------------
                               2004      2003        2004          2003          2004          2003
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   46        37    (1,987,066)   (1,972,725)   (1,146,810)     (929,539)
   Net realized gain
     (loss) on
     investments.............      2    (1,163)  (12,934,583)  (46,655,664)     (724,311)  (19,328,674)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    367        52    19,195,753    87,800,403    12,329,829    41,980,979
   Capital gain
     distributions...........     --        --            --            --            --            --
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    415    (1,074)    4,274,104    39,172,014    10,458,708    21,722,766
                               ------   ------   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --        90       269,040       360,504       131,131       329,059
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --        --    (1,694,282)   (1,194,022)     (724,553)     (661,980)
     Surrenders..............     --      (140)  (16,986,628)  (14,489,912)  (10,792,925)   (7,845,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --        --      (176,239)     (185,187)      (99,475)      (85,150)
     Capital contribution....     --        --            --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (2)   (1,829)     (692,064)   (1,532,106)      833,929      (138,700)
     Transfers (to) from
       other subaccounts.....     --     3,179   (10,366,565)     (649,475)   (1,045,438)   12,015,626
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (2)    1,300   (29,646,738)  (17,690,198)  (11,697,331)    3,612,991
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................    413       226   (25,372,634)   21,481,816    (1,238,623)   25,335,757
Net assets at beginning
  of year....................  1,752     1,526   153,021,651   131,539,835    81,597,843    56,262,086
                               ------   ------   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $2,165     1,752   127,649,017   153,021,651    80,359,220    81,597,843
                               ======   ======   ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........     --        21     1,615,370        33,176     4,374,328     1,468,473
   Units redeemed............     --       (13)   (4,081,099)   (1,661,152)   (5,807,964)   (1,039,174)
                               ------   ------   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     --         8    (2,465,729)   (1,627,976)   (1,433,636)      429,299
                               ======   ======   ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products Series Fund, Inc.
                              -------------------------------------------------------------------------
                                                           AllianceBernstein
                                                             International
                                                                 Value
                              AllianceBernstein Growth and   Portfolio --    AllianceBernstein Premier
                              Income Portfolio -- Class B       Class B      Growth Portfolio -- Class B
                              ---------------------------  ----------------- --------------------------
                                      Year ended              Period from          Year ended
                                     December 31,           November 15 to        December 31,
                              ---------------------------    December 31,    --------------------------
                                  2004           2003            2004           2004          2003
                              ------------   -----------   -----------------  ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,436,767)     (878,324)          (778)       (469,861)     (419,844)
   Net realized gain
     (loss) on
     investments.............    4,781,889    (2,197,951)           378        (353,613)   (2,708,795)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,527,216    35,325,473         24,134       2,832,762     8,321,449
   Capital gain
     distributions...........           --            --             --              --            --
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   15,872,338    32,249,198         23,734       2,009,288     5,192,810
                              ------------   -----------        -------       ----------    ----------
From capital
  transactions:
   Net premiums..............   15,496,280    23,879,307        238,131       2,709,932     3,086,070
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,876,764)   (1,673,888)            --        (264,194)     (355,996)
     Surrenders..............  (12,949,292)   (6,891,771)          (184)     (1,760,661)   (1,809,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (265,649)     (172,130)            (6)        (45,978)      (50,340)
     Capital contribution....           --            --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............    3,314,456    10,108,326         14,622         (19,928)      679,557
     Transfers (to) from
       other subaccounts.....    3,280,970    19,423,968        360,567         107,680    (2,055,291)
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    7,000,001    44,673,812        613,130         726,851      (505,247)
                              ------------   -----------        -------       ----------    ----------
Increase (decrease) in
  net assets.................   22,872,339    76,923,010        636,864       2,736,139     4,687,563
Net assets at beginning
  of year....................  165,642,288    88,719,278             --      29,681,605    24,994,042
                              ------------   -----------        -------       ----------    ----------
Net assets at end of
  period..................... $188,514,627   165,642,288        636,864      32,417,744    29,681,605
                              ============   ===========        =======       ==========    ==========
Changes in units
  (note 5):
   Units purchased...........    5,228,036     5,401,094         63,756       1,129,061     1,568,862
   Units redeemed............   (4,704,524)     (883,939)        (3,320)     (1,153,125)   (1,779,189)
                              ------------   -----------        -------       ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      523,512     4,517,155         60,436         (24,064)     (210,327)
                              ============   ===========        =======       ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products
                                        Series Fund, Inc. (continued)
                              -------------------------------------------------------
                              AllianceBernstein Small Cap AllianceBernstein Technology
                              Growth Portfolio -- Class B   Portfolio -- Class B
                              --------------------------  ---------------------------
                                                                            Period
                                    Year ended                           from May 1,
                                   December 31,            Year ended      2003 to
                              --------------------------  December 31,   December 31,
                                  2004          2003          2004           2003
                               -----------    ---------   ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,097)     (91,312)      (53,528)       (10,695)
   Net realized gain
     (loss) on
     investments.............     467,078      (85,858)       50,732         23,538
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     833,062    2,517,933       175,844        180,071
   Capital gain
     distributions...........          --           --            --             --
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,167,043    2,340,763       173,048        192,914
                               -----------    ---------    ---------      ---------
From capital
  transactions:
   Net premiums..............     327,474      619,256     1,383,858      1,365,529
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (41,853)    (119,684)       (8,005)       (15,305)
     Surrenders..............    (880,021)    (196,284)     (208,183)       (20,891)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (10,992)      (9,653)       (6,119)          (202)
     Capital contribution....          --           --            --             --
     Transfers (to) from
       the Guarantee
       Account...............     (73,989)     773,328       190,808        141,269
     Transfers (to) from
       other subaccounts.....   1,566,248    1,042,436       (94,060)     1,058,492
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     886,867    2,109,399     1,258,299      2,528,892
                               -----------    ---------    ---------      ---------
Increase (decrease) in
  net assets.................   2,053,910    4,450,162     1,431,347      2,721,806
Net assets at beginning
  of year....................   8,486,614    4,036,452     2,721,806             --
                               -----------    ---------    ---------      ---------
Net assets at end of
  period..................... $10,540,524    8,486,614     4,153,153      2,721,806
                               ===========    =========    =========      =========
Changes in units
  (note 5):
   Units purchased...........     542,870      380,969       351,579        209,268
   Units redeemed............    (428,544)     (51,267)     (253,236)        (2,969)
                               -----------    ---------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     114,326      329,702        98,343        206,299
                               ===========    =========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               American Century Variable Portfolios, Inc.
                              --------------------------------------------
                               VP Income &
                                  Growth         VP Ultra        VP Value
                              Fund -- Class I Fund -- Class I Fund -- Class I
                              -------------   -------------   ---------------
                                Year ended      Year ended
                               December 31,    December 31,     Year ended
                              -------------   -------------    December 31,
                               2004     2003   2004     2003       2004
                              ------   -----  ------   -----  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (1)    (26)    (48)    (11)       (159)
   Net realized gain
     (loss) on
     investments.............    215     (15)    763     (22)          1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    131     743     (80)    227       1,411
   Capital gain
     distributions...........     --      --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         operations..........    345     702     635     194       1,253
                              ------   -----  ------   -----      ------
From capital
  transactions:
   Net premiums..............    255   2,364   1,439     334      15,487
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --      --      --      --          --
     Surrenders..............     --      --      --      --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (11)     --     (20)     --          --
     Capital contribution....     --      --      --      --          --
     Transfers (to) from
       the Guarantee
       Account...............     --      34    (135)    883         172
     Transfers (to) from
       other subaccounts.....   (349)     --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (105)  2,398   1,284   1,217      15,659
                              ------   -----  ------   -----      ------
Increase (decrease) in
  net assets.................    240   3,100   1,919   1,411      16,912
Net assets at beginning
  of year....................  3,100      --   1,411      --          --
                              ------   -----  ------   -----      ------
Net assets at end of
  period..................... $3,340   3,100   3,330   1,411      16,912
                              ======   =====  ======   =====      ======
Changes in units
  (note 5):
   Units purchased...........     61     247   5,071     119       1,208
   Units redeemed............    (69)     --  (4,932)     --          --
                              ------   -----  ------   -----      ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (8)    247     139     119       1,208
                              ======   =====  ======   =====      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             Dreyfus
                              --------------------------------------------------------------------------------
                                                                           Dreyfus Investment Dreyfus Variable
                                Dreyfus Investment   The Dreyfus Socially  Portfolios --       Investment
                              Portfolios -- Emerging  Responsible Growth   MidCap Stock       Fund -- Money
                               Markets Portfolio --  Fund, Inc. -- Initial Portfolio --          Market
                                  Initial Shares            Shares         Initial Shares      Portfolio
                              ---------------------- --------------------  ------------------ ----------------
                                                          Year ended       Year ended          Year ended
                                    Year ended           December 31,      December 31,       December 31,
                                   December 31,      --------------------  ------------------ ----------------
                                       2003             2004       2003     2004      2003     2004     2003
                              ---------------------- ---------  ---------    -----    ----     ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (81,902)        (65,582)   (74,449)   (13)      --         (5)    --
   Net realized gain
     (loss) on
     investments.............        2,471,095        (105,537)  (409,779)     1       --         --     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          142,809         424,759  1,638,293    114       --         --     --
   Capital gain
     distributions...........               --              --         --     32       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         operations..........        2,532,002         253,640  1,154,065    134       --         (5)    --
                                   -----------       ---------  ---------    -----     --      ------    --
From capital
  transactions:
   Net premiums..............          759,288          44,295    270,282  1,206       --         22     --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          (98,937)        (80,013)   (68,592)    --       --         --     --
     Surrenders..............         (629,620)       (229,038)  (147,433)    --       --         --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (7,891)        (15,727)   (22,798)   (14)      --         --     --
     Capital contribution....               --              --         --     --       --         --     --
     Transfers (to) from
       the Guarantee
       Account...............          627,615          14,056    171,807     73       --         (1)    --
     Transfers (to) from
       other subaccounts.....       (8,860,918)        (87,046)  (366,134)    --       --     24,253     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       (8,210,463)       (353,473)  (162,868) 1,265       --     24,274     --
                                   -----------       ---------  ---------    -----     --      ------    --
Increase (decrease) in
  net assets.................       (5,678,461)        (99,833)   991,197  1,399       --     24,269     --
Net assets at beginning
  of year....................        5,678,461       5,914,934  4,923,737     --       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
Net assets at end of
  period.....................      $        --       5,815,101  5,914,934  1,399       --     24,269     --
                                   ===========       =========  =========    =====     ==      ======    ==
Changes in units
  (note 5):
   Units purchased...........          119,748          35,783     86,631     99       --      2,477     --
   Units redeemed............         (828,659)        (97,591)  (118,016)    (1)      --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................         (708,911)        (61,808)   (31,385)    98       --      2,477     --
                                   ===========       =========  =========    =====     ==      ======    ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Eaton Vance Variable Trust
                              ------------------------------------------------------------------------
                                 VT Floating-Rate                                 VT Worldwide Health
                                    Income Fund        VT Income Fund of Boston      Sciences Fund
                              ----------------------  -------------------------  ---------------------
                                    Year ended         Period from                     Year ended
                                   December 31,       January 1, to  Year ended       December 31,
                              ----------------------  December 15,  December 31, ---------------------
                                  2004        2003        2004          2003        2004        2003
                              -----------  ---------  ------------- ------------ ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   300,485     12,309         114         (256)     (138,994)   (29,380)
   Net realized gain
     (loss) on
     investments.............      29,059      2,989       2,656            5        77,914     25,467
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       9,073     32,641      (2,765)       2,764       391,786    224,588
   Capital gain
     distributions...........          --         --          --           --            --         --
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     338,617     47,939           5        2,513       330,706    220,675
                              -----------  ---------     -------       ------    ----------  ---------
From capital
  transactions:
   Net premiums..............  16,948,588  8,132,627      46,615       21,208     3,237,082  2,741,378
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (10,478)        --          --           --       (96,777)        --
     Surrenders..............  (1,076,321)  (127,478)         --           --      (696,109)   (68,699)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25,054)      (580)        (91)          --       (18,151)    (1,611)
     Capital contribution....          --         --          --           --            --         --
     Transfers (to) from
       the Guarantee
       Account...............     754,742    438,848     (46,064)          11     1,171,072    555,437
     Transfers (to) from
       other subaccounts.....   4,606,290  1,088,642     (24,197)          --      (197,959) 3,073,673
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  21,197,767  9,532,059     (23,737)      21,219     3,399,158  6,300,178
                              -----------  ---------     -------       ------    ----------  ---------
Increase (decrease) in
  net assets.................  21,536,384  9,579,998     (23,732)      23,732     3,729,864  6,520,853
Net assets at beginning
  of year....................   9,582,068      2,070      23,732           --     6,551,235     30,382
                              -----------  ---------     -------       ------    ----------  ---------
Net assets at end of
  period..................... $31,118,452  9,582,068          --       23,732    10,281,099  6,551,235
                              ===========  =========     =======       ======    ==========  =========
Changes in units
  (note 5):
   Units purchased...........   4,011,467    960,450      20,159        2,134       646,837    530,929
   Units redeemed............  (1,919,695)   (14,293)    (22,293)          --      (369,392)    (7,088)
                              -----------  ---------     -------       ------    ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,091,772    946,157      (2,134)       2,134       277,445    523,841
                              ===========  =========     =======       ======    ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Evergreen Variable
                                Annuity Trust               Federated Insurance Series
                              ------------------ ------------------------------------------------
                                 Evergreen VA
                                Omega Fund --    Federated American Leaders    Federated Capital
                                   Class 2       Fund II -- Primary Shares      Income Fund II
                              ------------------ ------------------------   ----------------------
                                 Period from            Year ended                Year ended
                                 April 30, to          December 31,              December 31,
                                 December 31,    ------------------------   ----------------------
                                     2004            2004          2003        2004        2003
                              ------------------ -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (656)          11,297       100,766     771,884   1,293,048
   Net realized gain
     (loss) on
     investments.............            95          882,003    (5,944,264) (1,992,815) (6,877,849)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        11,558        4,091,002    20,835,057   3,116,621   9,915,284
   Capital gain
     distributions...........            --               --            --          --          --
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........        10,997        4,984,302    14,991,559   1,895,690   4,330,483
                                   --------      -----------   -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............        86,208          131,637       148,228     150,996      48,918
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --         (567,275)     (664,104)   (403,703)   (559,664)
     Surrenders..............            --      (10,610,294)   (7,769,414) (3,521,393) (2,718,546)
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (78)         (83,065)      (87,712)    (29,416)    (31,226)
     Capital contribution....            --               --            --          --          --
     Transfers (to) from
       the Guarantee
       Account...............          (128)        (316,148)     (219,229)   (247,214)   (131,685)
     Transfers (to) from
       other subaccounts.....        51,645         (490,751)   (1,630,230)    155,172  (1,566,250)
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       137,647      (11,935,896)  (10,222,461) (3,895,558) (4,958,453)
                                   --------      -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets.................       148,644       (6,951,594)    4,769,098  (1,999,868)   (627,970)
Net assets at beginning
  of year....................            --       71,026,229    66,257,131  26,116,977  26,744,947
                                   --------      -----------   -----------  ----------  ----------
Net assets at end of
  period.....................      $148,644       64,074,635    71,026,229  24,117,109  26,116,977
                                   ========      ===========   ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........        14,231          662,830        11,832     551,051       4,447
   Units redeemed............          (227)      (1,445,274)     (827,762)   (877,603)   (455,343)
                                   --------      -----------   -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................        14,004         (782,444)     (815,930)   (326,552)   (450,896)
                                   ========      ===========   ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Federated Insurance Series (continued)
                              ----------------------------------------------------------------------------------------
                                                                                   Federated
                                                          Federated High Income  International
                              Federated High Income Bond Bond Fund II -- Service Small Company    Federated Kaufmann
                              Fund II -- Primary Shares          Shares             Fund II    Fund II -- Service Shares
                              ------------------------   ----------------------  ------------- ------------------------
                                                                                                            Period from
                                     Year ended                Year ended                                      May 1,
                                    December 31,              December 31,        Year ended    Year ended    2003 to
                              ------------------------   ----------------------  December 31,  December 31, December 31,
                                  2004          2003        2004        2003         2003          2004         2003
                              ------------   ----------  ----------  ----------  ------------- ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,876,444    3,954,379   2,183,501   1,365,045      (63,521)     (345,291)     (51,058)
   Net realized gain
     (loss) on
     investments.............    1,315,990    3,674,852   1,133,610   1,217,308    1,518,141       374,520      125,297
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      353,421    5,331,295     117,795   2,861,176      236,321     3,214,996      648,953
   Capital gain
     distributions...........           --           --          --          --           --            --           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,545,855   12,960,526   3,434,906   5,443,529    1,690,941     3,244,225      723,192
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      201,129      214,230   6,264,410  10,807,215    1,005,731    11,720,320    5,008,964
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,200,429)    (621,901)   (358,979)   (584,736)     (25,509)      (23,701)      (3,988)
     Surrenders..............   (9,247,078)  (9,918,139) (3,259,722) (4,156,374)    (177,849)   (1,054,850)    (231,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (68,011)     (74,167)    (69,237)    (40,956)      (5,827)      (52,165)      (3,602)
     Capital contribution....           --           --          --          --           --            --           --
     Transfers (to) from
       the Guarantee
       Account...............   (2,056,410)   1,041,954     456,203   3,310,163      266,785     2,879,100    1,838,360
     Transfers (to) from
       other subaccounts.....   (1,777,984)  14,338,928  (3,512,169)  8,906,871   (5,508,498)    1,390,491    6,521,350
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,148,783)   4,980,905    (479,494) 18,242,183   (4,445,167)   14,859,195   13,129,508
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,602,928)  17,941,431   2,955,412  23,685,712   (2,754,226)   18,103,420   13,852,700
Net assets at beginning
  of year....................   75,889,454   57,948,023  43,322,533  19,636,821    2,754,226    13,852,700           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Net assets at end of
  period..................... $ 67,286,526   75,889,454  46,277,945  43,322,533           --    31,956,120   13,852,700
                              ============   ==========  ==========  ==========   ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,789,250    2,205,077   4,191,124   2,200,577      161,120     2,100,077    1,060,261
   Units redeemed............   (4,831,429)  (1,501,325) (4,218,329)   (463,618)    (723,940)     (984,005)     (19,043)
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (1,042,179)     703,752     (27,205)  1,736,959     (562,820)    1,116,072    1,041,218
                              ============   ==========  ==========  ==========   ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Fidelity Variable Insurance Products Fund
                             -------------------------------------------------------------------------------------------------
                                                             VIP Asset
                                                            Manager/SM/                                    VIP Contrafund(R)
                               VIP Asset Manager/SM/    Portfolio -- Service     VIP Contrafund(R)        Portfolio -- Service
                             Portfolio -- Initial Class       Class 2        Portfolio -- Initial Class         Class 2
                             -------------------------  -------------------- ------------------------   -----------------------
                                     Year ended             Period from             Year ended                 Year ended
                                    December 31,            April 30, to           December 31,               December 31,
                             -------------------------      December 31,     ------------------------   -----------------------
                                 2004          2003             2004             2004          2003         2004        2003
                             ------------  -----------  -------------------- -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,029,183    4,933,821         (30,095)       (3,803,116)   (2,871,531)  (1,394,934)   (753,738)
 Net realized gain
   (loss) on investments....  (2,161,980)   (8,185,528)         11,006        10,698,264    (9,319,912)   3,696,239     350,712
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    6,367,899   33,141,434         263,953        38,876,525    85,542,202   11,237,102  15,167,803
 Capital gain
   distributions............           --           --              --                --            --           --          --
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      operations............    7,235,102   29,889,727         244,864        45,771,673    73,350,759   13,538,407  14,764,777
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
From capital
 transactions:
 Net premiums...............      697,168      661,046       5,133,748           608,392     1,013,373   22,142,082  19,721,660
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits...........   (1,821,524)  (1,659,880)             --        (2,646,978)   (2,505,506)    (702,164)   (557,223)
   Surrenders...............  (29,837,433) (25,537,169)        (18,497)      (48,594,360)  (36,915,426)  (6,196,593) (2,623,972)
   Cost of insurance and
     administrative
     expense (note 4a)......     (219,829)    (362,440)           (673)         (404,660)     (398,046)    (157,659)    (70,192)
   Capital contribution.....           --           --              --                --            --           --          --
   Transfers (to) from
     the Guarantee
     Account................      110,414   (3,492,609)        104,106          (496,033)   (2,490,878)   3,303,599   6,086,271
   Transfers (to) from
     other subaccounts......   (1,078,351)   1,482,804         904,360        33,137,154    11,894,575   10,804,623   5,122,352
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      capital
      transactions
      (note 5)..............  (32,149,555) (28,908,248)      6,123,044       (18,396,485)  (29,401,908)  29,193,888  27,678,896
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets.................  (24,914,453)     981,479       6,367,908        27,375,188    43,948,851   42,732,295  42,443,673
Net assets at beginning
 of year....................  202,791,975  201,810,496              --       345,797,776   301,848,925   83,406,347  40,962,674
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Net assets at end of
 period..................... $177,877,522  202,791,975       6,367,908       373,172,964   345,797,776  126,138,642  83,406,347
                             ============  ===========       =========       ===========   ===========  ===========  ==========
Changes in units
 (note 5):..................
 Units purchased............      948,203       84,364         765,627         4,758,363       534,737    5,535,020   3,633,243
 Units redeemed.............  (2,161,878)   (1,221,953)       (149,642)       (5,034,009)   (1,752,771)  (2,893,228)   (383,633)
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2004 and
   2003.....................  (1,213,675)   (1,137,589)        615,985          (275,646)   (1,218,034)   2,641,792   3,249,610
                             ============  ===========       =========       ===========   ===========  ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Fidelity Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------------------
                                  VIP Dynamic Capital         VIP Equity-Income         VIP Equity-Income
                               Appreciation Portfolio --        Portfolio --              Portfolio --
                                    Service Class 2             Initial Class            Service Class 2
                              --------------------------  ------------------------  ------------------------
                                            Period from          Year ended                Year ended
                               Year ended  May 1, 2003 to       December 31,              December 31,
                              December 31,  December 31,  ------------------------  ------------------------
                                  2004          2003          2004         2003         2004         2003
                              ------------ -------------- -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (14,499)       (833)        944,771    1,980,364     (279,674)    (140,052)
   Net realized gain
     (loss) on
     investments.............     (27,650)        856      10,072,206  (18,278,840)   3,210,895     (798,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      64,853      13,013      26,836,303  118,163,157    8,163,170   21,844,821
   Capital gain
     distributions...........          --          --       1,644,721           --      414,136           --
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      22,704      13,036      39,498,001  101,864,681   11,508,527   20,905,990
                               ----------     -------     -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     700,675     163,111       1,084,487    1,466,235   18,191,601   22,581,971
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --          --      (4,359,042)  (3,277,372)    (901,347)    (589,808)
     Surrenders..............     (12,840)        (92)    (72,411,463) (57,822,398)  (7,556,642)  (4,053,624)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2,145)         --        (465,690)    (507,195)    (182,225)     (99,255)
     Capital contribution....          --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     223,076       2,291      (1,576,117)  (2,340,630)   3,201,191    6,293,499
     Transfers (to) from
       other subaccounts.....     189,423      48,853      13,154,826   12,011,576    4,428,264    4,874,688
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,098,189     214,163     (64,572,999) (50,469,784)  17,180,842   29,007,471
                               ----------     -------     -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   1,120,893     227,199     (25,074,998)  51,394,897   28,689,369   49,913,461
Net assets at beginning
  of year....................     227,199          --     449,145,152  397,750,255  106,687,397   56,773,936
                               ----------     -------     -----------  -----------  -----------  -----------
Net assets at end of
  period.....................  $1,348,092     227,199     424,070,154  449,145,152  135,376,766  106,687,397
                               ==========     =======     ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     194,919      19,199       3,359,958      344,915    4,126,122    3,613,560
   Units redeemed............     (97,965)         (8)     (4,536,834)  (1,636,506)  (2,634,494)    (508,792)
                               ----------     -------     -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      96,954      19,191      (1,176,876)  (1,291,591)   1,491,628    3,104,768
                               ==========     =======     ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                 VIP Growth & Income       VIP Growth & Income        VIP Growth Opportunities
                              Portfolio -- Initial Class Portfolio -- Service Class 2 Portfolio -- Initial Class
                              -------------------------  ---------------------------  -------------------------
                                      Year ended               Year ended                   Year ended
                                     December 31,             December 31,                 December 31,
                              -------------------------  ---------------------------  -------------------------
                                  2004          2003        2004           2003          2004          2003
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (549,260)    (234,938)   (256,742)      (144,231)     (285,592)     (200,982)
   Net realized gain
     (loss) on
     investments.............     (980,512)  (7,294,707)    441,612       (127,193)   (1,369,662)   (9,460,193)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,389,008   26,038,023   1,063,556      4,511,688     3,243,075    17,920,957
   Capital gain
     distributions...........           --           --          --             --            --            --
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,859,236   18,508,378   1,248,426      4,240,264     1,587,821     8,259,782
                              ------------  -----------   ----------     ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      204,188      419,951   4,800,476      6,081,495       (63,459)      169,732
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,032,251)    (954,575)   (141,073)      (260,014)     (135,949)     (351,841)
     Surrenders..............  (11,612,233)  (8,114,363) (1,991,089)    (1,923,051)   (3,846,049)   (3,394,255)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (140,605)    (130,195)    (50,575)       (30,619)      (42,512)      (49,063)
     Capital contribution....           --           --          --             --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (233,086)     242,408     473,528      1,859,784      (313,278)     (633,863)
     Transfers (to) from
       other subaccounts.....      688,339    6,593,404    (229,427)     2,222,098    (2,646,463)   (1,477,611)
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (12,125,648)  (1,943,370)  2,861,840      7,949,693    (7,047,710)   (5,736,901)
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,266,412)  16,565,008   4,110,266     12,189,957    (5,459,889)    2,522,881
Net assets at beginning
  of year....................  105,022,666   88,457,658  28,816,393     16,626,436    36,221,975    33,699,094
                              ------------  -----------   ----------     ----------    ----------   ----------
Net assets at end of
  period..................... $ 96,756,254  105,022,666  32,926,659     28,816,393    30,762,086    36,221,975
                              ============  ===========   ==========     ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    1,824,510      534,540   1,157,131      1,190,682       483,561        22,011
   Units redeemed............   (2,765,942)    (677,183)   (895,308)      (260,527)   (1,234,238)     (765,963)
                              ------------  -----------   ----------     ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (941,432)    (142,643)    261,823        930,155      (750,677)     (743,952)
                              ============  ===========   ==========     ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------
                                      VIP Growth               VIP Growth           VIP Mid Cap
                                     Portfolio --             Portfolio --         Portfolio --
                                    Initial Class            Service Class 2       Initial Class
                              -------------------------  ----------------------  ----------------
                                      Year ended               Year ended           Year ended
                                     December 31,             December 31,         December 31,
                              -------------------------  ----------------------  ----------------
                                  2004          2003        2004        2003       2004     2003
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,802,869)  (2,677,765)   (785,022)   (553,295)    (313)    (145)
   Net realized gain
     (loss) on
     investments.............  (12,943,731) (49,551,027)    718,583  (1,899,734)   9,855    1,106
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,129,087  117,974,995     638,623  12,711,359     (237)  13,326
   Capital gain
     distributions...........           --           --          --          --       --       --
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,382,487   65,746,203     572,184  10,258,330    9,305   14,287
                              ------------  -----------  ----------  ----------  -------  -------
From capital
  transactions:
   Net premiums..............      576,435      808,782   7,762,951  10,554,098      490    1,790
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (2,089,614)  (1,777,449)   (338,441)   (449,458)      --       --
     Surrenders..............  (34,225,608) (25,996,220) (3,817,975) (2,219,418) (36,725)    (579)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (337,455)    (376,144)    (86,435)    (51,163)      --       --
     Capital contribution....           --           --          --          --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     (743,311)  (1,619,774)    159,632   2,553,245      106  (34,871)
     Transfers (to) from
       other subaccounts.....  (11,060,545)   6,004,213  (3,219,581)  2,921,634    2,962   50,472
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (47,880,098) (22,956,592)    460,151  13,308,938  (33,167)  16,812
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets.................  (44,497,611)  42,789,611   1,032,335  23,567,268  (23,862)  31,099
Net assets at beginning
  of year....................  276,886,540  234,096,929  54,263,590  30,696,322   61,276   30,177
                              ------------  -----------  ----------  ----------  -------  -------
Net assets at end of
  period..................... $232,388,929  276,886,540  55,295,925  54,263,590   37,414   61,276
                              ============  ===========  ==========  ==========  =======  =======
Changes in units
  (note 5):
   Units purchased...........    2,284,982      155,661   3,134,447   2,286,034      311    4,710
   Units redeemed............   (4,576,850)    (680,163) (3,337,101)   (387,929)  (2,694)  (3,195)
                              ------------  -----------  ----------  ----------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (2,291,868)    (524,502)   (202,654)  1,898,105   (2,383)   1,515
                              ============  ===========  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                          VIP Value
                               VIP Mid Cap Portfolio --  VIP Overseas Portfolio -- Strategies Portfolio --
                                   Service Class 2            Initial Class            Service Class 2
                              -------------------------  ------------------------  -----------------------
                                      Year ended               Year ended                Period from
                                     December 31,             December 31,              April 30, to
                              -------------------------  ------------------------       December 31,
                                  2004          2003        2004         2003               2004
                              ------------  -----------  ----------   ----------   -----------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,316,640)  (1,002,329)   (212,876)    (265,441)            (5,252)
   Net realized gain
     (loss) on
     investments.............   11,164,194    1,846,594   4,407,381    6,142,067             17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,897,054   25,744,841   4,530,773   11,873,456            152,399
   Capital gain
     distributions...........           --           --          --           --                 --
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         operations..........   32,744,608   26,589,106   8,725,278   17,750,082            164,163
                              ------------  -----------  ----------   ----------          ---------
From capital
  transactions:
   Net premiums..............   18,507,462   21,411,856       4,441      205,616            880,336
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (888,699)    (745,857)   (258,519)    (499,474)                --
     Surrenders..............  (11,385,027)  (3,863,376) (9,755,240)  (7,124,228)           (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (234,564)    (101,948)    (88,880)     (69,855)              (398)
     Capital contribution....           --           --          --           --                 --
     Transfers (to) from
       the Guarantee
       Account...............    4,807,299    6,861,370     557,879    2,209,611             58,558
     Transfers (to) from
       other subaccounts.....   22,851,461   22,391,099  16,227,445   17,606,040            504,216
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   33,657,932   45,953,144   6,687,126   12,327,710          1,430,475
                              ------------  -----------  ----------   ----------          ---------
Increase (decrease) in
  net assets.................   66,402,540   72,542,250  15,412,404   30,077,792          1,594,638
Net assets at beginning
  of year....................  125,013,965   52,471,715  68,380,026   38,302,234                 --
                              ------------  -----------  ----------   ----------          ---------
Net assets at end of
  period..................... $191,416,505  125,013,965  83,792,430   68,380,026          1,594,638
                              ============  ===========  ==========   ==========          =========
Changes in units
  (note 5):
   Units purchased...........    7,984,532    4,631,403   2,579,751    1,713,762            195,755
   Units redeemed............   (5,610,370)    (446,094) (1,969,793)    (658,546)           (54,199)
                              ------------  -----------  ----------   ----------          ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    2,374,162    4,185,309     609,958    1,055,216            141,556
                              ============  ===========  ==========   ==========          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance Products Trust
                              ---------------------------------------------------
                              Franklin Large Cap Mutual Shares
                              Growth Securities   Securities     Templeton Foreign
                              Fund -- Class 2    Fund -- Class 2 Securities Fund --
                                 Shares             Shares         Class I Shares
                              ----------------   --------------- ------------------
                               Year ended         Year ended
                              December 31,       December 31,       Period from
                              ----------------   ---------------  December 15, to
                               2004       2003    2004     2003  December 31, 2004
                               ------     ----    ------   ----  ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (8)      --        (5)    --            (21)
   Net realized gain
     (loss) on
     investments.............     --       --        24     --             --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     47       --        --     --            784
   Capital gain
     distributions...........     --       --        --     --             --
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         operations..........     39       --        19     --            763
                               ------      --     ------    --        -------
From capital
  transactions:
   Net premiums..............  1,200       --        --     --             --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --       --        --     --             --
     Surrenders..............     --       --        --     --             --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --        --     --             --
     Capital contribution....     --       --        --     --             --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      --       (19)    --             --
     Transfers (to) from
       other subaccounts.....     --       --        --     --        159,073
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,199       --       (19)    --        159,073
                               ------      --     ------    --        -------
Increase (decrease) in
  net assets.................  1,238       --        --     --        159,836
Net assets at beginning
  of year....................     --       --        --     --             --
                               ------      --     ------    --        -------
Net assets at end of
  period..................... $1,238       --        --     --        159,836
                               ======      ==     ======    ==        =======
Changes in units
  (note 5):
   Units purchased...........     97       --     3,602     --         15,631
   Units redeemed............     --       --    (3,602)    --             --
                               ------      --     ------    --        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     97       --        --     --         15,631
                               ======      ==     ======    ==        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance
                               Products Trust (continued)
                              ------------------------------------
                                                  Templeton Global
                              Templeton Foreign   Asset Allocation
                              Securities Fund --     Fund --
                              Class 2 Shares      Class 2 Shares
                              ------------------- ----------------
                                Year ended         Year ended
                               December 31,       December 31,
                              ------------------- ----------------
                                2004      2003    2004     2003
                               -------    ------  ----     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (71)       68     (2)       48
   Net realized gain
     (loss) on
     investments.............   4,266        27     73       917
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (938)    4,385     --         8
   Capital gain
     distributions...........      --        --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,257     4,480     71       973
                               -------    ------   ----    ------
From capital
  transactions:
   Net premiums..............   5,162    11,000     --        --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --     --        --
     Surrenders..............      --        --     --    (4,731)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (3)       --     --       (11)
     Capital contribution....      --        --     --        --
     Transfers (to) from
       the Guarantee
       Account...............     (12)       10    (71)       (2)
     Transfers (to) from
       other subaccounts.....    (292)       --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   4,855    11,010    (71)   (4,744)
                               -------    ------   ----    ------
Increase (decrease) in
  net assets.................   8,112    15,490     --    (3,771)
Net assets at beginning
  of year....................  15,490        --     --     3,771
                               -------    ------   ----    ------
Net assets at end of
  period..................... $23,602    15,490     --        --
                               =======    ======   ====    ======
Changes in units
  (note 5):
   Units purchased...........   2,034     1,243    920        --
   Units redeemed............  (1,675)       --   (920)     (374)
                               -------    ------   ----    ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     359     1,243     --      (374)
                               =======    ======   ====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                 Global Income Fund           Income Fund        International Equity Fund
                              -----------------------  ------------------------  ------------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ------------------------
                                  2004        2003         2004         2003        2004         2003
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   689,177     415,779    4,323,331    3,874,279     150,403       63,546
   Net realized gain
     (loss) on
     investments.............     (13,481)  1,034,176   (1,267,226)   3,455,343  (1,164,596)     712,223
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     554,445     342,964   (1,765,333)  (6,487,793)  6,588,127    8,710,030
   Capital gain
     distributions...........          --          --    1,259,033    2,669,616          --           --
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,230,141   1,792,919    2,549,805    3,511,445   5,573,934    9,485,799
                              -----------  ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............      45,850      28,526   11,654,641   16,718,015      55,753       80,346
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (27,773)    (20,342)  (1,176,137)  (2,649,260)    (51,822)    (135,855)
     Surrenders..............  (1,767,168) (1,883,222) (20,489,404) (25,422,959) (2,986,069)  (2,101,782)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (11,002)    (16,920)    (186,653)    (235,058)    (24,717)     (19,066)
     Capital contribution....          --          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (95,944)    153,824   (1,388,492)  (2,454,106)    524,224      451,309
     Transfers (to) from
       other subaccounts.....     (35,764)   (630,902) (21,670,986) (21,718,875)  5,885,171    3,433,011
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,891,801) (2,369,036) (33,257,031) (35,762,243)  3,402,540    1,707,963
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................    (661,660)   (576,117) (30,707,226) (32,250,798)  8,976,474   11,193,762
Net assets at beginning
  of year....................  16,538,247  17,114,364  157,337,580  189,588,378  35,870,504   24,676,742
                              -----------  ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $15,876,587  16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ===========  ==========  ===========  ===========  ==========   ==========
Changes in units
  (note 5):
   Units purchased...........     304,030      15,064    3,497,033    1,193,867   2,192,674      430,753
   Units redeemed............    (457,254)   (206,938)  (5,924,043)  (3,747,723) (1,872,185)    (245,187)
                              -----------  ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (153,224)   (191,874)  (2,427,010)  (2,553,856)    320,489      185,566
                              ===========  ==========  ===========  ===========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund          Money Market Fund      Premier Growth Equity Fund
                              -------------------------  --------------------------  ------------------------
                                      Year ended                 Year ended                 Year ended
                                     December 31,               December 31,               December 31,
                              -------------------------  --------------------------  ------------------------
                                  2004          2003         2004          2003          2004          2003
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (980,690)    (112,163)   (1,715,775)   (3,222,675)  (1,165,245)   (1,239,375)
   Net realized gain
     (loss) on
     investments.............    9,312,867       50,745            --            --    3,912,180    (1,354,467)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      478,207   48,691,534            --            --    3,283,022    25,927,068
   Capital gain
     distributions...........   19,408,411           --            --            --           --            --
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,218,795   48,630,116    (1,715,775)   (3,222,675)   6,029,957    23,333,226
                              ------------  -----------  ------------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............   12,090,035   15,702,740    54,100,738   127,178,464   12,629,194    15,930,757
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,801,581)  (1,974,015)  (16,869,949)  (10,256,644)    (753,013)   (1,241,936)
     Surrenders..............  (21,016,656) (14,671,622) (112,193,000) (199,018,887) (13,361,642)   (7,710,173)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (286,333)    (224,087)     (442,044)     (589,301)    (185,315)     (108,182)
     Capital contribution....           --   (6,040,562)           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    1,769,516    6,298,607   (26,352,949)  (82,598,560)   1,328,705     4,847,796
     Transfers (to) from
       other subaccounts.....   (7,236,321)  10,265,740    (6,013,111) (113,196,174) (10,873,946)   26,361,242
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,481,340)   9,356,801  (107,770,315) (278,481,102) (11,216,017)   38,079,504
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................   11,737,455   57,986,917  (109,486,090) (281,703,777)  (5,186,060)   61,412,730
Net assets at beginning
  of year....................  212,938,060  154,951,143   362,964,711   644,668,488  132,429,856    71,017,126
                              ------------  -----------  ------------  ------------  -----------   -----------
Net assets at end of
  period..................... $224,675,515  212,938,060   253,478,621   362,964,711  127,243,796   132,429,856
                              ============  ===========  ============  ============  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........    4,018,004    5,244,270    62,876,505    10,051,981    4,489,260     5,554,672
   Units redeemed............   (4,932,022)  (3,728,924)  (72,139,803)  (31,656,024)  (5,871,609)   (1,080,923)
                              ------------  -----------  ------------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (914,018)   1,515,346    (9,263,298)  (21,604,043)  (1,382,349)    4,473,749
                              ============  ===========  ============  ============  ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              --------------------------  ------------------------  --------------------------
                                     Year ended                  Year ended                Year ended
                                    December 31,                December 31,              December 31,
                              --------------------------  ------------------------  --------------------------
                                  2004          2003          2004         2003         2004          2003
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,941,453    1,632,320       577,383     (313,550)   4,347,188      (759,871)
   Net realized gain
     (loss) on
     investments.............    5,629,540    2,946,152       161,362  (47,389,162)   4,983,828           889
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,231,361   13,185,479    43,542,840  158,355,697       66,760    13,296,441
   Capital gain
     distributions...........    9,845,407    3,906,271            --           --    2,108,850            --
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   29,647,761   21,670,222    44,281,585  110,652,985   11,506,626    12,537,459
                              ------------   ----------   -----------  -----------   -----------   ----------
From capital
  transactions:
   Net premiums..............    8,395,843    4,113,838    25,883,934   41,682,707   11,637,789    13,589,801
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (846,153)    (737,360)   (5,704,950)  (4,995,899)    (243,452)     (641,594)
     Surrenders..............  (14,270,178)  (8,575,725)  (65,453,911) (43,962,616)  (7,051,220)   (3,472,568)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,462)     (89,847)     (774,616)    (652,166)    (143,353)      (73,408)
     Capital contribution....           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    2,364,087      832,418     6,752,613    6,990,928    3,692,717     6,008,326
     Transfers (to) from
       other subaccounts.....   19,145,794    8,295,054   (14,746,936)  24,084,057   14,417,994     8,554,997
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   14,657,931    3,838,378   (54,043,866)  23,147,011   22,310,475    23,965,554
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets.................   44,305,692   25,508,600    (9,762,281) 133,799,996   33,817,101    36,503,013
Net assets at beginning
  of year....................   93,075,661   67,567,061   553,058,780  419,258,784   75,481,324    38,978,311
                              ------------   ----------   -----------  -----------   -----------   ----------
Net assets at end of
  period..................... $137,381,353   93,075,661   543,296,499  553,058,780  109,298,425    75,481,324
                              ============   ==========   ===========  ===========   ===========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,816,709    1,181,243    11,638,126   19,037,352    5,125,500     2,579,990
   Units redeemed............   (2,738,070)    (841,352)  (13,354,120) (13,003,634)  (3,447,411)     (383,754)
                              ------------   ----------   -----------  -----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,078,639      339,891    (1,715,994)   6,033,718    1,678,089     2,196,236
                              ============   ==========   ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                                      Year ended                Year ended               Year ended
                                     December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ----------------------
                                  2004          2003         2004         2003        2004        2003
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    940,945      311,074     (219,057)    (436,288)    (93,453)     (7,925)
   Net realized gain
     (loss) on
     investments.............    3,411,934   (1,807,460)   1,357,242   (4,360,761)    631,327    (179,926)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,713,038   26,987,569    5,088,086   22,237,895   1,949,212   4,879,388
   Capital gain
     distributions...........    4,810,827           --           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,876,744   25,491,183    6,226,271   17,440,846   2,487,086   4,691,537
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  199,929,428   46,567,782    7,022,475   10,229,408   5,065,634   7,420,928
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (984,635)  (1,236,936)    (980,771)    (693,361)   (176,997)   (296,252)
     Surrenders..............  (26,644,274) (12,548,400)  (9,776,150)  (7,114,253) (1,938,590) (1,623,380)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (291,530)    (133,719)    (149,273)    (115,627)    (56,649)    (32,911)
     Capital contribution....           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   52,912,997   28,714,399    1,189,045    2,466,894     617,075   2,080,232
     Transfers (to) from
       other subaccounts.....   26,128,668   24,310,941   (5,153,999)   1,896,648     653,130    (537,694)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  251,050,654   85,674,067   (7,848,673)   6,669,709   4,163,603   7,010,923
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  279,927,398  111,165,250   (1,622,402)  24,110,555   6,650,689  11,702,460
Net assets at beginning
  of year....................  219,281,916  108,116,666  103,409,596   79,299,041  27,903,530  16,201,070
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   30,481,718    9,680,431    2,561,195    1,718,284   1,122,477   1,180,310
   Units redeemed............   (6,606,666)  (1,353,600)  (3,380,541)    (935,597)   (724,973)   (309,357)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   23,875,052    8,326,831     (819,346)     782,687     397,504     870,953
                              ============  ===========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Goldman Sachs Variable Insurance Trust       Greenwich Street Series Fund
                                 -------------------------------------------------  ---------------------------
                                      Goldman Sachs             Goldman Sachs       Salomon Brothers Variable
                                    Growth and Income           Mid Cap Value       Aggressive Growth Fund --
                                           Fund                     Fund                    Class II
                                 -----------------------  ------------------------  ---------------------------
                                                                                                   Period from
                                        Year ended               Year ended                           May 1,
                                       December 31,             December 31,         Year ended      2003 to
                                 -----------------------  ------------------------  December 31,   December 31,
                                     2004        2003         2004         2003         2004           2003
                                 -----------  ----------  -----------  -----------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $   102,647     (11,177)   5,246,445     (798,782)    (66,476)       (15,161)
   Net realized gain
     (loss) on
     investments................   1,013,277    (508,336)  11,043,349    5,486,781      53,414        105,500
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   3,241,395   4,377,331   10,142,800   26,662,384     308,717        170,701
   Capital gain
     distributions..............          --          --    9,752,987    1,627,201          --             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations.............   4,357,319   3,857,818   36,185,581   32,977,584     295,655        261,040
                                 -----------  ----------  -----------  -----------   ---------      ---------
From capital
  transactions:
   Net premiums.................      58,950      82,454      305,754      329,445   2,355,957        754,308
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............     (62,687)    (41,269)    (709,801)  (1,316,469)    (41,744)            --
     Surrenders.................  (2,722,654) (1,978,616) (18,858,008) (15,047,721)   (213,913)       (74,084)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (25,113)    (21,736)    (180,804)    (188,385)     (5,744)          (572)
     Capital contribution.......          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account..................     366,245     307,602      459,415   (1,463,994)    326,687        139,572
     Transfers (to) from
       other subaccounts........  10,719,073   1,997,780   16,413,725   (7,206,926)    851,624      1,249,655
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   8,333,814     346,215   (2,569,719) (24,894,050)  3,272,867      2,068,879
                                 -----------  ----------  -----------  -----------   ---------      ---------
Increase (decrease) in
  net assets....................  12,691,133   4,204,033   33,615,862    8,083,534   3,568,522      2,329,919
Net assets at beginning
  of year.......................  22,304,366  18,100,333  158,040,259  149,956,725   2,329,919             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
Net assets at end of
  period........................ $34,995,499  22,304,366  191,656,121  158,040,259   5,898,441      2,329,919
                                 ===========  ==========  ===========  ===========   =========      =========
Changes in units
  (note 5):
   Units purchased..............   1,835,294     108,875    3,994,282       30,789     417,557        192,078
   Units redeemed...............    (951,568)    (93,102)  (4,243,688)  (2,098,584)   (152,993)        (6,690)
                                 -----------  ----------  -----------  -----------   ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................     883,726      15,773     (249,406)  (2,067,795)    264,564        185,388
                                 ===========  ==========  ===========  ===========   =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                            Janus Aspen Series
                              -----------------------------------------------------------------------------
                                                                                     Capital Appreciation
                                Balanced Portfolio --      Balanced Portfolio --         Portfolio --
                                 Institutional Shares         Service Shares         Institutional Shares
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2004          2003         2004         2003         2004         2003
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,490,727    3,064,724      810,148      384,453   (1,780,177)  (1,571,214)
   Net realized gain
     (loss) on
     investments.............      (33,278) (16,074,600)   1,718,059     (413,469)  (6,349,657) (36,132,244)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,696,455   61,535,869    5,355,519   12,238,875   29,954,685   64,861,360
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   23,153,904   48,525,993    7,883,726   12,209,859   21,824,851   27,157,902
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      786,842    1,438,780   13,785,960   31,521,852      266,224      497,050
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (4,709,927)  (4,475,542)  (1,281,317)  (1,589,434)    (949,881)  (1,689,658)
     Surrenders..............  (50,307,835) (45,324,311)  (8,570,939)  (5,902,956) (16,668,793) (12,835,885)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (436,787)    (539,055)    (195,221)    (134,953)    (203,516)    (242,140)
     Capital contribution....           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   (3,684,775)  (8,974,164)   2,398,174    5,270,414   (1,206,758)  (2,604,404)
     Transfers (to) from
       other subaccounts.....  (25,581,869) (26,551,425)  (6,005,852)  (5,353,521) (11,485,758) (21,347,817)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (83,934,351) (84,425,717)     130,805   23,811,402  (30,248,482) (38,222,854)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (60,780,447) (35,899,724)   8,014,531   36,021,261   (8,423,631) (11,064,952)
Net assets at beginning
  of year....................  401,874,615  437,774,339  118,007,229   81,985,968  158,146,066  169,211,018
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $341,094,168  401,874,615  126,021,760  118,007,229  149,722,435  158,146,066
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........    2,636,754       92,184    2,976,298    4,490,699    1,624,620       41,733
   Units redeemed............   (7,296,856)  (5,501,487)  (3,047,635)  (1,740,618)  (3,758,674)  (3,250,998)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (4,660,102)  (5,409,303)     (71,337)   2,750,081   (2,134,054)  (3,209,265)
                              ============  ===========  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                              ----------------------------------------------------------------
                                Capital Appreciation    Core Equity        Flexible Income
                                    Portfolio --        Portfolio --        Portfolio --
                                      Service          Institutional        Institutional
                                       Shares              Shares              Shares
                              -----------------------  -------------  ------------------------
                                     Year ended          Year ended          Year ended
                                    December 31,        December 31,        December 31,
                              -----------------------  -------------  ------------------------
                                  2004        2003      2004   2003       2004         2003
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (339,147)   (255,419)   (28)    (15)   2,469,989    2,777,766
   Net realized gain
     (loss) on
     investments.............     359,195  (1,598,692)     4    (130)      90,887    3,102,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,387,633   5,163,850    650     687   (1,635,540)  (1,204,733)
   Capital gain
     distributions...........          --          --     --      --      495,170           --
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,407,681   3,309,739    626     542    1,420,506    4,676,019
                              -----------  ----------  -----  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,324,630   3,276,861     --     205      117,385      363,524
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (146,911)   (194,922)    --      --     (430,458)  (1,396,734)
     Surrenders..............  (1,543,127) (1,697,501)    --      --  (10,291,640) (14,185,905)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,661)    (26,844)    --      --      (72,013)    (101,242)
     Capital contribution....          --          --     --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     417,012   1,194,127     (1) (1,525)  (1,750,011)  (5,490,780)
     Transfers (to) from
       other subaccounts.....  (1,768,903) (2,167,196) 2,646   1,504  (10,711,430) (11,320,881)
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (745,960)    384,525  2,645     184  (23,138,167) (32,132,018)
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets.................   2,661,721   3,694,264  3,271     726  (21,717,661) (27,455,999)
Net assets at beginning
  of year....................  21,935,902  18,241,638  2,953   2,227   76,430,894  103,886,893
                              -----------  ----------  -----  ------  -----------  -----------
Net assets at end of
  period..................... $24,597,623  21,935,902  6,224   2,953   54,713,233   76,430,894
                              ===========  ==========  =====  ======  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     665,652       5,290    330     261    1,239,943       24,423
   Units redeemed............    (864,878)     (4,835)   (16)   (233)  (2,718,785)  (2,183,242)
                              -----------  ----------  -----  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (199,226)        455    314      28   (1,478,842)  (2,158,819)
                              ===========  ==========  =====  ======  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology
                                    Portfolio --            Portfolio --          Growth Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2004        2003        2004        2003         2004         2003
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,277)   (221,670)   (297,054)   (210,408)  (2,753,711)  (3,128,772)
   Net realized gain
     (loss) on
     investments.............     631,411  (2,111,851)   (770,771) (5,562,604) (12,034,080) (52,859,279)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,112,733   5,642,778     (19,532) 10,882,379   19,403,215  117,113,119
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,495,867   3,309,257  (1,087,357)  5,109,367    4,615,424   61,125,068
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     136,569     336,995   1,053,178     355,170      204,723      979,900
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (123,892)   (327,793)    (94,173)    (89,828)  (1,578,531)  (1,930,774)
     Surrenders..............  (1,847,731) (1,784,432) (2,679,737) (1,744,347) (27,831,504) (28,536,349)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,830)    (23,729)    (40,866)    (23,379)    (301,333)    (376,802)
     Capital contribution....          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     139,625     (72,508)    140,492     697,655   (1,919,992)  (5,089,081)
     Transfers (to) from
       other subaccounts.....     112,692    (612,295) (4,239,576)  7,253,273  (20,314,959) (21,000,773)
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,606,567) (2,483,762) (5,860,682)  6,448,544  (51,741,596) (55,953,879)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................    (110,700)    825,495  (6,948,039) 11,557,911  (47,126,172)   5,171,189
Net assets at beginning
  of year....................  15,343,549  14,518,054  22,874,235  11,316,324  243,704,460  238,533,271
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $15,232,849  15,343,549  15,926,196  22,874,235  196,578,288  243,704,460
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........   1,428,385      45,930   3,741,124   2,396,071    1,865,936       80,837
   Units redeemed............  (1,655,044)   (384,451) (5,679,312)   (538,859)  (5,474,276)  (4,696,770)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (226,659)   (338,521) (1,938,188)  1,857,212   (3,608,340)  (4,615,933)
                              ===========  ==========  ==========  ==========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series (continued)
                                 -------------------------------------------------------------------------
                                          Growth            International Growth     International Growth
                                       Portfolio --             Portfolio --             Portfolio --
                                      Service Shares        Institutional Shares        Service Shares
                                 -----------------------  ------------------------  ----------------------
                                        Year ended               Year ended               Year ended
                                       December 31,             December 31,             December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2004        2003         2004         2003        2004        2003
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (279,819)   (268,091)    (511,235)    (182,541)   (167,699)    (77,971)
   Net realized gain
     (loss) on
     investments................    (428,340) (2,547,271)   3,160,892  (12,495,460)  1,719,974   3,101,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     940,240   7,296,628   11,621,055   38,222,502   2,268,702   4,835,337
   Capital gain
     distributions..............          --          --           --           --          --          --
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     232,081   4,481,266   14,270,712   25,544,501   3,820,977   7,859,200
                                 -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums.................     100,237     917,553      264,144      220,470   4,417,991   4,385,717
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............    (208,483)   (238,036)    (459,653)    (605,205)   (532,454)   (178,982)
     Surrenders.................  (1,856,620) (1,457,229) (12,334,826)  (9,788,903) (1,528,153) (1,307,228)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,702)    (28,564)    (109,487)    (115,532)    (35,563)    (23,491)
     Capital contribution.......          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account..................      70,800      98,485     (711,956)  (1,016,738)    391,916   1,065,571
     Transfers (to) from
       other subaccounts........  (1,589,141)   (875,444)  (1,286,553)  (9,733,391) (3,411,847) (2,291,493)
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (3,504,909) (1,583,235) (14,638,331) (21,039,299)   (698,110)  1,650,094
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets....................  (3,272,828)  2,898,031     (367,619)   4,505,202   3,122,867   9,509,294
Net assets at beginning
  of year.......................  19,784,309  16,886,278   96,519,163   92,013,961  22,857,374  13,348,080
                                 -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period........................ $16,511,481  19,784,309   96,151,544   96,519,163  25,980,241  22,857,374
                                 ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased..............     601,773     219,586    2,174,109       18,417   6,441,537   2,293,339
   Units redeemed...............  (1,223,314)   (556,187)  (3,114,255)  (1,775,979) (6,723,620) (1,599,151)
                                 -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................    (621,541)   (336,601)    (940,146)  (1,757,562)   (282,083)    694,188
                                 ===========  ==========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series (continued)
                                    ------------------------------------------------------------------------------------
                                    Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                       Institutional Shares          Service Shares           Institutional Shares
                                    --------------------------  --------------------------  ----------------------------
                                      Year ended December 31,   Year ended December 31,      Year ended December 31,
                                    --------------------------  --------------------------  ----------------------------
                                        2004          2003         2004          2003           2004           2003
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ (1,918,946)   (1,842,365)   (216,681)     (184,244)    (1,129,141)      (873,143)
   Net realized gain
     (loss) on
     investments...................  (17,151,565) (107,125,873)    135,723    (1,263,523)   (18,838,312)   (65,238,753)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   41,941,739   145,894,301   2,452,204     4,865,717     26,250,152    121,705,488
   Capital gain
     distributions.................           --            --          --            --             --             --
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations................   22,871,228    36,926,063   2,371,246     3,417,950      6,282,699     55,593,592
                                    ------------  ------------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums....................      265,500       580,508     225,828       545,775        523,775        873,384
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits................     (812,799)   (1,237,618)    (85,377)      (46,466)    (1,885,350)    (2,524,468)
     Surrenders....................  (15,079,428)  (12,807,058)   (930,722)     (852,214)   (38,370,706)   (36,943,233)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (196,960)     (210,373)    (18,871)      (19,255)      (320,119)      (406,174)
     Capital contribution..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account.....................     (234,813)     (904,876)    197,738       299,293     (1,917,954)    (4,918,259)
     Transfers (to) from
       other subaccounts...........  (10,221,557)   (6,319,476)    232,832      (394,979)   (22,243,255)   (42,272,061)
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (26,280,057)  (20,898,893)   (378,572)     (467,846)   (64,213,609)   (86,190,811)
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.......................   (3,408,829)   16,027,170   1,992,674     2,950,104    (57,930,910)   (30,597,219)
Net assets at beginning
  of year..........................  139,995,112   123,967,942  13,557,716    10,607,612    283,626,677    314,223,896
                                    ------------  ------------   ----------    ----------    -----------    -----------
Net assets at end of
  period........................... $136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                                    ============  ============   ==========    ==========    ===========    ===========
Changes in units
  (note 5):
   Units purchased.................    1,381,995        45,716     809,695       290,833      1,518,160         52,004
   Units redeemed..................   (3,188,666)   (1,691,522)   (926,663)     (451,844)    (4,845,916)    (5,184,096)
                                    ------------  ------------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003......................   (1,806,671)   (1,645,806)   (116,968)     (161,011)    (3,327,756)    (5,132,092)
                                    ============  ============   ==========    ==========    ===========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Janus Aspen Series (continued) J.P. Morgan Series Trust II
                              -----------------------------  ---------------------------
                                  Worldwide Growth                           International
                                    Portfolio --                                Equity
                                   Service Shares            Bond Portfolio   Portfolio
                              -----------------------------  --------------  -----------
                                     Year ended                Year ended     Year ended
                                    December 31,              December 31,   December 31,
                              -----------------------------  --------------  -----------
                                  2004           2003         2004    2003    2004    2003
                               -----------     ----------    ------  ------  ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (150,931)      (157,434)     1,540     496      (4)   (2)
   Net realized gain
     (loss) on
     investments.............      68,401     (2,222,890)       (68)    (53)    134     3
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     518,585      6,825,872       (724)   (437)    (11)   51
   Capital gain
     distributions...........          --             --        443     624      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         operations..........     436,055      4,445,548      1,191     630     119    52
                               -----------     ----------    ------  ------  ------   ---
From capital
  transactions:
   Net premiums..............     202,036      1,193,795     16,806  23,654   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (268,159)      (272,259)        --      --      --    --
     Surrenders..............  (1,756,349)    (1,264,169)        --  (3,916)     --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (24,595)       (32,443)       (96)     (9)     (1)   --
     Capital contribution....          --             --         --      --      --    --
     Transfers (to) from
       the Guarantee
       Account...............      84,946        761,299      1,727   7,549     (11)  253
     Transfers (to) from
       other subaccounts.....  (1,733,738)    (2,791,658)        --      --      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,495,859)    (2,405,435)    18,437  27,278   5,988   253
                               -----------     ----------    ------  ------  ------   ---
Increase (decrease) in
  net assets.................  (3,059,804)     2,040,113     19,628  27,908   6,107   305
Net assets at beginning
  of year....................  23,616,809     21,576,696     31,759   3,851     305    --
                               -----------     ----------    ------  ------  ------   ---
Net assets at end of
  period..................... $20,557,005     23,616,809     51,387  31,759   6,412   305
                               ===========     ==========    ======  ======  ======   ===
Changes in units
  (note 5):
   Units purchased...........     605,068        361,789      1,878   3,058   2,172    24
   Units redeemed............  (1,224,314)      (806,764)       (65)   (385) (1,769)   --
                               -----------     ----------    ------  ------  ------   ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (619,246)      (444,975)     1,813   2,673     403    24
                               ===========     ==========    ======  ======  ======   ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------
                                                             U.S. Large Cap
                               Mid Cap Value   Small Company Core Equity
                                 Portfolio      Portfolio    Portfolio
                              ---------------  ------------- --------------
                                 Year ended    Year ended    Year ended
                                December 31,   December 31,  December 31,
                              ---------------  ------------- --------------
                                2004    2003    2004   2003  2004    2003
                              -------  ------  -----   ----   -----  ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (158)   (171)   (19)   --      --    --
   Net realized gain
     (loss) on
     investments.............   6,268     985      4    --      --    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,373)  3,794    312    --      --    --
   Capital gain
     distributions...........      23      --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         operations..........   3,760   4,608    297    --      --    --
                              -------  ------  -----    --    -----   --
From capital
  transactions:
   Net premiums..............  23,965  12,980  7,206    --   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --     --    --      --    --
     Surrenders..............      --  (4,645)    --    --      --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)    (11)   (16)   --      --    --
     Capital contribution....      --      --     --    --      --    --
     Transfers (to) from
       the Guarantee
       Account...............    (439)     36     92    --      --    --
     Transfers (to) from
       other subaccounts.....    (189)     --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  23,312   8,360  7,282    --   6,000    --
                              -------  ------  -----    --    -----   --
Increase (decrease) in
  net assets.................  27,072  12,968  7,579    --   6,000    --
Net assets at beginning
  of year....................  16,709   3,741     --    --      --    --
                              -------  ------  -----    --    -----   --
Net assets at end of
  period..................... $43,781  16,709  7,579    --   6,000    --
                              =======  ======  =====    ==    =====   ==
Changes in units
  (note 5):
   Units purchased...........   6,431   1,432    469    --     449    --
   Units redeemed............  (4,886)   (512)    (1)   --      --    --
                              -------  ------  -----    --    -----   --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,545     920    468    --     449    --
                              =======  ======  =====    ==    =====   ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                        MFS(R) Variable
                                    Merrill Lynch Variable Series Fund, Inc.            Insurance Trust
                              ----------------------------------------------------  ----------------------
                               Merrill Lynch    Merrill Lynch      Merrill Lynch
                                Basic Value    Large Cap Growth Value Opportunities    MFS(R) Investors
                                V.I. Fund --     V.I. Fund --      V.I. Fund --     Growth Stock Series --
                              Class III Shares Class III Shares  Class III Shares    Service Class Shares
                              ---------------- ---------------- ------------------- ----------------------
                                                                                          Year ended
                                      Period from April 30, to December 31,              December 31,
                              ----------------------------------------------------  ----------------------
                                    2004             2004              2004            2004        2003
                              ---------------- ---------------- ------------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   14,978         (2,197)             89,749        (399,687)   (316,005)
   Net realized gain
     (loss) on
     investments.............         7,850         18,187               6,673         (10,388) (1,581,632)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       145,944         34,315            (242,448)      2,224,980   5,732,067
   Capital gain
     distributions...........         3,945             --             254,217              --          --
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........       172,717         50,305             108,191       1,814,905   3,834,430
                                 ----------        -------           ---------      ----------  ----------
From capital
  transactions:
   Net premiums..............     1,554,556        244,820             704,302       3,341,140   4,891,595
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --             --                  --        (232,027)   (136,402)
     Surrenders..............        (8,531)        (3,347)             (2,412)     (2,005,156) (1,210,407)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (509)          (319)               (532)        (38,159)    (28,905)
     Capital contribution....            --             --                  --              --          --
     Transfers (to) from
       the Guarantee
       Account...............         5,595         10,141              21,461         484,361   1,696,128
     Transfers (to) from
       other subaccounts.....       912,342         74,467             519,413      (2,355,808)   (292,666)
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     2,463,453        325,762           1,242,232        (805,649)  4,919,343
                                 ----------        -------           ---------      ----------  ----------
Increase (decrease) in
  net assets.................     2,636,170        376,067           1,350,423       1,009,256   8,753,773
Net assets at beginning
  of year....................            --             --                  --      25,999,088  17,245,315
                                 ----------        -------           ---------      ----------  ----------
Net assets at end of
  period.....................    $2,636,170        376,067           1,350,423      27,008,344  25,999,088
                                 ==========        =======           =========      ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       334,427         72,923             166,058         937,192     968,092
   Units redeemed............       (91,856)       (38,276)            (45,553)     (1,277,708)   (245,175)
                                 ----------        -------           ---------      ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................       242,571         34,647             120,505        (340,516)    722,917
                                 ==========        =======           =========      ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     MFS(R) Variable Insurance Trust (continued)
                              ------------------------------------------------------------------------
                               MFS(R) Investors Trust   MFS(R) New Discovery   MFS(R) Strategic Income
                                 Series -- Service        Series -- Service    Series -- Service
                                    Class Shares            Class Shares       Class Shares
                              -----------------------  ----------------------  -----------------------
                                     Year ended              Year ended        Year ended
                                    December 31,            December 31,       December 31,
                              -----------------------  ----------------------  -----------------------
                                  2004        2003        2004        2003     2004        2003
                              -----------  ----------  ----------  ----------  ----        ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (236,244)   (180,151)   (679,289)   (430,847)  --          --
   Net realized gain
     (loss) on
     investments.............     215,751    (442,323)  1,128,909      17,066   --          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,918,019   3,758,246     980,456   7,603,890   --          --
   Capital gain
     distributions...........          --          --          --          --   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         operations..........   1,897,526   3,135,772   1,430,076   7,190,109   --          --
                              -----------  ----------  ----------  ----------   --          --
From capital
  transactions:
   Net premiums..............   1,821,423   3,581,369   4,503,571   7,933,349   --          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (232,008)   (262,223)   (453,532)   (197,059)  --          --
     Surrenders..............  (1,460,433)   (956,581) (4,109,768) (2,682,639)  --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (34,461)    (29,083)    (74,082)    (38,023)  --          --
     Capital contribution....          --          --          --          --   --          --
     Transfers (to) from
       the Guarantee
       Account...............     561,572   1,851,636     912,172   2,724,695   --          --
     Transfers (to) from
       other subaccounts.....    (840,113)    173,932  (8,320,907) 16,618,353   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (184,020)  4,359,050  (7,542,546) 24,358,676   --          --
                              -----------  ----------  ----------  ----------   --          --
Increase (decrease) in
  net assets.................   1,713,506   7,494,822  (6,112,470) 31,548,785   --          --
Net assets at beginning
  of year....................  20,574,145  13,079,323  48,193,193  16,644,408   --          --
                              -----------  ----------  ----------  ----------   --          --
Net assets at end of
  period..................... $22,287,651  20,574,145  42,080,723  48,193,193   --          --
                              ===========  ==========  ==========  ==========   ==          ==
Changes in units
  (note 5):
   Units purchased...........     477,097     760,339   2,463,195   3,288,202   --          --
   Units redeemed............    (552,825)   (169,222) (3,542,529)   (351,735)  --          --
                              -----------  ----------  ----------  ----------   --          --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (75,728)    591,117  (1,079,334)  2,936,467   --          --
                              ===========  ==========  ==========  ==========   ==          ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------
                               MFS(R) Total
                              Return Series --        MFS(R) Utilities Series --
                              Service Class Shares     Service Class Shares
                              ---------------------   ------------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   ------------------------
                                2004         2003        2004          2003
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     3          115      (101,673)      102,597
   Net realized gain
     (loss) on
     investments.............      80           21     1,510,137      (916,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,576        3,712     6,923,010     6,765,881
   Capital gain
     distributions...........      --           --            --            --
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,659        3,848     8,331,474     5,951,699
                               -------       ------   ----------    ----------
From capital
  transactions:
   Net premiums..............   1,206       23,500     3,391,900     4,156,674
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --      (283,401)     (460,260)
     Surrenders..............      --           --    (2,714,188)   (1,215,530)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (81)          --       (47,330)      (28,711)
     Capital contribution....      --           --            --            --
     Transfers (to) from
       the Guarantee
       Account...............      77           11       647,529     1,096,332
     Transfers (to) from
       other subaccounts.....     (21)          --     2,036,063     1,968,531
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,181       23,511     3,030,573     5,517,036
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets.................   3,840       27,359    11,362,047    11,468,735
Net assets at beginning
  of year....................  27,359           --    27,422,921    15,954,186
                               -------       ------   ----------    ----------
Net assets at end of
  period..................... $31,199       27,359    38,784,968    27,422,921
                               =======       ======   ==========    ==========
Changes in units
  (note 5):
   Units purchased...........     116        2,387     2,063,558       945,964
   Units redeemed............     (11)          --    (1,789,134)     (223,448)
                               -------       ------   ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     105        2,387       274,424       722,516
                               =======       ======   ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Nations Separate Account Trust
                              ----------------------------------------------------
                                                             Nations Marsico
                                   Nations Marsico      International Opportunities
                                  Growth Portfolio              Portfolio
                              ------------------------  --------------------------
                                           Period from                Period from
                                              May 1,                     May 1,
                               Year ended    2003 to     Year ended     2003 to
                              December 31, December 31, December 31,  December 31,
                                  2004         2003         2004          2003
                              ------------ ------------ ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (389,917)     (65,786)    (206,120)     (27,423)
   Net realized gain
     (loss) on
     investments.............     501,022      105,009      730,355      191,396
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,371,401      939,883    2,982,227      754,103
   Capital gain
     distributions...........          --           --       52,035           --
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   3,482,506      979,106    3,558,497      918,076
                              -----------   ----------   ----------    ---------
From capital
  transactions:
   Net premiums..............  11,972,993    7,515,564   12,291,217    2,848,824
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (102,427)      (7,122)    (215,781)      (5,602)
     Surrenders..............    (969,326)     (78,641)  (1,083,203)     (28,541)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,522)      (2,211)     (32,687)      (1,074)
     Capital contribution....          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,606,719    1,451,247    2,425,867      823,009
     Transfers (to) from
       other subaccounts.....   2,764,073    5,632,644    8,846,168    4,175,307
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,222,510   14,511,481   22,231,581    7,811,923
                              -----------   ----------   ----------    ---------
Increase (decrease) in
  net assets.................  19,705,016   15,490,587   25,790,078    8,729,999
Net assets at beginning
  of year....................  15,490,587           --    8,729,999           --
                              -----------   ----------   ----------    ---------
Net assets at end of
  period..................... $35,195,603   15,490,587   34,520,077    8,729,999
                              ===========   ==========   ==========    =========
Changes in units
  (note 5):
   Units purchased...........   2,311,759    1,270,755    3,033,124      655,203
   Units redeemed............    (972,084)     (16,831)  (1,363,223)      (2,940)
                              -----------   ----------   ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,339,675    1,253,924    1,669,901      652,263
                              ===========   ==========   ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Oppenheimer Variable Account Funds
                              -----------------------------------------------------------------------------
                                                            Oppenheimer Aggressive
                              Oppenheimer Aggressive Growth   Growth Fund/VA --       Oppenheimer Balanced
                                       Fund/VA                 Service Shares               Fund/VA
                              ----------------------------  ----------------------  -----------------------
                               Year ended December 31,      Year ended December 31, Year ended December 31,
                              ----------------------------  ----------------------  -----------------------
                                  2004            2003         2004        2003         2004        2003
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,419,315)    (1,432,640)    (61,847)     (9,255)     (290,902)  1,156,603
   Net realized gain
     (loss) on
     investments.............   (5,323,519)   (46,670,609)    115,684      16,228     1,616,659  (2,654,977)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,748,494     70,135,856     629,593      48,911     5,166,701  15,883,735
   Capital gain
     distributions...........           --             --          --          --            --          --
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   17,005,660     22,032,607     683,430      55,884     6,492,458  14,385,361
                               ------------   -----------   ---------   ---------   -----------  ----------
From capital
  transactions:
   Net premiums..............       86,822        790,710   1,258,379   1,855,247       138,698     455,803
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (642,781)      (760,971)    (42,359)    (27,633)     (638,372)   (656,797)
     Surrenders..............  (15,734,391)   (14,128,996)   (351,731)    (25,593)  (12,139,595) (8,963,484)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (127,568)      (157,153)     (7,526)       (139)      (84,433)    (97,860)
     Capital contribution....           --             --          --          --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      (22,333)    (1,484,201)    259,356     136,583        84,573  (1,271,305)
     Transfers (to) from
       other subaccounts.....   (5,513,482)    (3,116,371)  1,161,165     656,951     9,887,898   3,155,117
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (21,953,733)   (18,856,982)  2,277,284   2,595,416    (2,751,231) (7,378,526)
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets.................   (4,948,073)     3,175,625   2,960,714   2,651,300     3,741,227   7,006,835
Net assets at beginning
  of year....................  108,383,130    105,207,505   2,651,300          --    77,463,428  70,456,593
                               ------------   -----------   ---------   ---------   -----------  ----------
Net assets at end of
  period..................... $103,435,057    108,383,130   5,612,014   2,651,300    81,204,655  77,463,428
                               ============   ===========   =========   =========   ===========  ==========
Changes in units
  (note 5):
   Units purchased...........      632,070         33,579     380,933     225,667     1,075,230     207,744
   Units redeemed............   (1,433,475)      (834,374)   (202,630)     (4,547)   (1,018,468)   (632,246)
                               ------------   -----------   ---------   ---------   -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (801,405)      (800,795)    178,303     221,120        56,762    (424,502)
                               ============   ===========   =========   =========   ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   Oppenheimer Variable Account Funds (continued)
                              ----------------------------------------------------------------------------------------
                               Oppenheimer                                                        Oppenheimer Capital
                                 Balanced                                 Oppenheimer Capital         Appreciation
                                Fund/VA --       Oppenheimer Bond            Appreciation              Fund/VA --
                              Service Shares          Fund/VA                   Fund/VA              Service Shares
                              -------------- ------------------------  ------------------------  ---------------------
                               Period from          Year ended                Year ended               Year ended
                               April 30, to        December 31,              December 31,             December 31,
                               December 31,  ------------------------  ------------------------  ---------------------
                                   2004          2004         2003         2004         2003        2004        2003
                              -------------- -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
   Net investment income
     (expense)...............   $  (34,514)    3,257,789    5,783,153   (1,944,758)  (1,715,965)   (139,874)   (30,380)
   Net realized gain
     (loss) on
     investments.............       14,024       246,997      994,550    1,203,001  (17,481,761)    174,624     65,638
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      557,213       (42,183)    (401,178)   9,727,639   62,718,810     605,023    544,217
   Capital gain
     distributions...........           --            --           --           --           --          --         --
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        operations...........      536,723     3,462,603    6,376,525    8,985,882   43,521,084     639,773    579,475
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions:
   Net premiums..............    4,937,774        96,681      336,346      651,660      732,373   4,073,409  3,572,773
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........           --    (1,383,713)  (1,190,649)  (1,646,758)  (1,181,374)    (19,121)   (42,740)
     Surrenders..............      (33,819)  (15,720,005) (17,991,802) (24,485,138) (18,866,152)   (555,586)  (155,783)
     Cost of insurance
      and administrative
      expense (note 4a)......       (1,085)     (105,875)    (151,454)    (212,857)    (232,524)    (21,145)    (1,329)
     Capital contribution....           --            --           --           --           --          --         --
     Transfers (to) from
      the Guarantee
      Account................      106,053    (1,772,830)  (3,500,030)     (92,196)  (1,117,118)    663,340    342,200
     Transfers (to) from
      other subaccounts......    3,833,505    (6,126,189) (11,552,432)  (1,830,751)      72,692   1,908,358  2,480,717
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        capital
        transactions
        (note 5).............    8,842,428   (25,011,931) (34,050,021) (27,616,040) (20,592,103)  6,049,255  6,195,838
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets..................    9,379,151   (21,549,328) (27,673,494) (18,630,158)  22,928,981   6,689,028  6,775,313
Net assets at beginning
 of year.....................           --   105,148,222  132,821,716  190,039,913  167,110,932   6,776,279        966
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of
 period......................   $9,379,151    83,598,894  105,148,222  171,409,755  190,039,913  13,465,307  6,776,279
                                ==========   ===========  ===========  ===========  ===========  ==========  =========
Changes in units
 (note 5):
   Units purchased...........      914,555     1,009,881       17,560    1,654,058       32,848     834,669    562,975
   Units redeemed............      (56,266)   (2,239,302)  (1,795,165)  (2,417,838)    (873,045)   (332,657)   (17,592)
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      858,289    (1,229,421)  (1,777,605)    (763,780)    (840,197)    502,012    545,383
                                ==========   ===========  ===========  ===========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------
                              Oppenheimer Global Securities                           Oppenheimer Main Street
                                     Fund/VA --              Oppenheimer High Income        Fund/VA --
                                   Service Shares                    Fund/VA              Service Shares
                              ----------------------------  ------------------------  ----------------------
                                     Year ended                    Year ended               Year ended
                                    December 31,                  December 31,             December 31,
                              ----------------------------  ------------------------  ----------------------
                                  2004           2003           2004         2003        2004        2003
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (373,890)     (456,540)     5,338,715    6,021,551    (480,777)   (318,989)
   Net realized gain
     (loss) on
     investments.............    4,042,632         6,406     (1,427,269)  (7,648,698)  1,128,440    (674,767)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,271,107    18,054,212      2,793,471   22,851,165   3,473,483  10,382,149
   Capital gain
     distributions...........           --            --             --           --          --          --
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,939,849    17,604,078      6,704,917   21,224,018   4,121,146   9,388,393
                               ------------    ----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   12,939,658    14,376,562        204,683      323,516   5,780,847  11,400,665
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (456,952)     (747,213)    (1,658,565)  (1,061,454) (1,047,878)   (261,771)
     Surrenders..............   (5,353,027)   (1,915,065)   (17,861,103) (17,226,273) (3,297,804) (2,729,014)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,081)      (60,846)      (105,111)    (127,406)    (94,716)    (55,604)
     Capital contribution....           --            --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    1,887,908     3,991,066       (571,186)     706,375     969,916   4,123,014
     Transfers (to) from
       other subaccounts.....   10,965,469     3,752,107    (11,234,444)  11,539,009    (334,779)    200,917
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   19,851,975    19,396,611    (31,225,726)  (5,846,233)  1,975,586  12,678,207
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   33,791,824    37,000,689    (24,520,809)  15,377,785   6,096,732  22,066,600
Net assets at beginning
  of year....................   69,507,798    32,507,109    114,409,559   99,031,774  52,551,095  30,484,495
                               ------------    ----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $103,299,622    69,507,798     89,888,750  114,409,559  58,647,827  52,551,095
                               ============    ==========   ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........    4,459,070     2,770,156      1,844,187      227,632   1,550,711   2,112,321
   Units redeemed............   (2,651,932)     (341,029)    (3,346,701)    (333,300) (1,452,934)   (409,228)
                               ------------    ----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,807,138     2,429,127     (1,502,514)    (105,668)     97,777   1,703,093
                               ============    ==========   ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Oppenheimer Variable
                              Account Funds (continued)        PBHG Insurance Series Fund, Inc.
                              ------------------------  ----------------------------------------------
                              Oppenheimer Main Street
                               Small Cap Fund/VA --         PBHG Growth II       PBHG Large Cap Growth
                                  Service Shares               Portfolio               Portfolio
                              ------------------------  ----------------------  ----------------------
                              Year ended December 31,   Year ended December 31, Year ended December 31,
                              ------------------------  ----------------------  ----------------------
                                  2004         2003        2004        2003        2004        2003
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,987)    (38,426)    (170,549)   (195,692)   (254,453)   (262,616)
   Net realized gain
     (loss) on
     investments.............     482,893     244,204     (118,187) (1,883,145)   (381,930) (8,228,688)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,858,878     735,614      760,934   5,011,706   1,841,615  13,355,969
   Capital gain
     distributions...........          --          --           --          --          --          --
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,092,784     941,392      472,198   2,932,869   1,205,232   4,864,665
                              -----------   ---------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   7,666,157   4,005,309       38,069       9,694      16,934      43,402
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (83,768)      1,423      (42,584)    (71,762)   (187,498)   (270,190)
     Surrenders..............    (769,273)   (189,507)  (1,899,271) (1,582,375) (3,071,025) (2,666,909)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,130)     (1,215)     (20,192)    (23,986)    (27,231)    (29,342)
     Capital contribution....          --          --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     997,648     564,551     (414,555)   (436,624)       (620)    (53,691)
     Transfers (to) from
       other subaccounts.....   5,159,551   3,295,672   (1,553,717) (1,201,053)   (977,370) (1,501,872)
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,942,185   7,676,233   (3,892,250) (3,306,106) (4,246,810) (4,478,602)
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  16,034,969   8,617,625   (3,420,052)   (373,237) (3,041,578)    386,063
Net assets at beginning
  of year....................   8,617,625          --   14,437,919  14,811,156  20,050,154  19,664,091
                              -----------   ---------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $24,652,594   8,617,625   11,017,867  14,437,919  17,008,576  20,050,154
                              ===========   =========   ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   1,735,484     651,494      421,381       1,263     294,679       4,210
   Units redeemed............    (805,289)    (15,794)    (856,117)   (432,103)   (571,390)   (358,809)
                              -----------   ---------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     930,195     635,700     (434,736)   (430,840)   (276,711)   (354,599)
                              ===========   =========   ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       PIMCO Variable Insurance Trust
                              ------------------------------------------------------
                               Foreign Bond Portfolio
                              (U.S. Dollar Hedged) --     High Yield Portfolio --
                              Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------
                              Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   173,279       118,876     4,656,375     3,514,922
   Net realized gain
     (loss) on
     investments.............      19,116        96,041     1,329,609     1,772,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      90,885      (202,048)      554,894     6,070,757
   Capital gain
     distributions...........     111,556            --            --            --
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     394,836        12,869     6,540,878    11,358,665
                               -----------   ----------    -----------   ----------
From capital
  transactions:
   Net premiums..............     135,525     2,864,477    15,859,281    33,090,449
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (43,715)     (108,418)     (702,049)   (1,139,939)
     Surrenders..............    (974,389)     (710,228)   (5,905,791)   (3,798,762)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (16,696)      (12,661)     (156,053)      (73,579)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     310,937     1,263,742     3,428,581     6,595,488
     Transfers (to) from
       other subaccounts.....    (468,465)     (211,071)   (5,661,142)    9,766,343
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,056,803)    3,085,841     6,862,827    44,440,000
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets.................    (661,967)    3,098,710    13,403,705    55,798,665
Net assets at beginning
  of year....................  11,304,444     8,205,734    90,104,962    34,306,297
                               -----------   ----------    -----------   ----------
Net assets at end of
  period..................... $10,642,477    11,304,444   103,508,667    90,104,962
                               ===========   ==========    ===========   ==========
Changes in units
  (note 5):
   Units purchased...........     188,552       346,790     4,168,437     4,686,933
   Units redeemed............    (279,121)      (88,051)   (3,610,929)     (516,906)
                               -----------   ----------    -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (90,569)      258,739       557,508     4,170,027
                               ===========   ==========    ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  PIMCO Variable Insurance Trust (continued)
                              ------------------------------------------------------
                              Long-Term U.S. Government         Total Return
                              Portfolio -- Administrative Portfolio -- Administrative
                                    Class Shares                Class Shares
                              --------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,784,468     1,167,948     2,545,614     2,691,026
   Net realized gain
     (loss) on
     investments.............     379,401       610,025     1,435,932     1,792,216
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     436,797    (1,489,148)    1,457,881      (208,896)
   Capital gain
     distributions...........   1,008,223     1,107,205     2,363,875     1,947,400
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,608,889     1,396,030     7,803,302     6,221,746
                              -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   5,485,266    29,794,714    33,075,993    75,153,679
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (953,607)     (431,025)   (1,846,343)   (2,090,699)
     Surrenders..............  (6,622,658)   (7,116,423)  (16,383,330)  (12,485,393)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (99,926)     (104,205)     (405,046)     (274,968)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     519,745     3,982,466     2,672,461    20,679,095
     Transfers (to) from
       other subaccounts.....  (6,600,809)  (29,341,069)   (1,890,693)    8,496,413
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,271,989)   (3,215,542)   15,223,042    89,478,127
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  (4,663,100)   (1,819,512)   23,026,344    95,699,873
Net assets at beginning
  of year....................  71,145,013    72,964,525   250,740,219   155,040,346
                              -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $66,481,913    71,145,013   273,766,563   250,740,219
                              ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   2,345,947     2,035,239     9,278,374     9,067,959
   Units redeemed............  (2,909,904)   (2,228,991)   (7,634,991)   (1,295,098)
                              -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (563,957)     (193,752)    1,643,383     7,772,861
                              ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    The Prudential Series Fund, Inc.
                              ----------------------------------------------
                                Jennison 20/20 Focus    Jennison Portfolio --
                                Portfolio -- Class II     Class II Shares
                              ------------------------  --------------------
                                           Period from
                                              May 1,        Year ended
                               Year ended    2003 to       December 31,
                              December 31, December 31, --------------------
                                  2004         2003        2004       2003
                              ------------ ------------ ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (11,802)      (586)     (12,195)   (2,097)
   Net realized gain
     (loss) on
     investments.............       8,122        635        3,957    (1,818)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     156,712     14,101       80,364    35,176
   Capital gain
     distributions...........          --         --           --        --
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     153,032     14,150       72,126    31,261
                               ----------    -------    ---------   -------
From capital
  transactions:
   Net premiums..............   1,101,846     86,414      737,875   334,643
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --         --      (10,431)       --
     Surrenders..............     (47,450)    (2,148)     (31,776)  (14,265)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (641)      (104)      (1,288)      (91)
     Capital contribution....          --         --           --        --
     Transfers (to) from
       the Guarantee
       Account...............      39,342     (7,927)    (289,691)   26,680
     Transfers (to) from
       other subaccounts.....     264,039     97,068      191,916    74,248
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,357,136    173,303      596,605   421,215
                               ----------    -------    ---------   -------
Increase (decrease) in
  net assets.................   1,510,168    187,453      668,731   452,476
Net assets at beginning
  of year....................     187,453         --      480,826    28,350
                               ----------    -------    ---------   -------
Net assets at end of
  period.....................  $1,697,621    187,453    1,149,557   480,826
                               ==========    =======    =========   =======
Changes in units
  (note 5):
   Units purchased...........     120,201     16,099       70,679    51,610
   Units redeemed............     (12,565)      (893)     (13,194)   (2,245)
                               ----------    -------    ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     107,636     15,206       57,485    49,365
                               ==========    =======    =========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                              The Prudential Series Fund, Inc. (continued)  Rydex Variable Trust
                              -------------------------------------------  ----------------------
                               SP William Blair         SP Prudential
                                International           U.S. Emerging
                              Growth Portfolio --      Growth Portfolio --
                                   Class II               Class II                OTC Fund
                              -----------------------  ------------------  ----------------------
                                  Year ended             Year ended              Year ended
                                 December 31,           December 31,            December 31,
                              -----------------------  ------------------  ----------------------
                                2004        2003        2004      2003        2004        2003
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (253)      (1,235)    (1,312)   (1,062)     (207,855)   (129,085)
   Net realized gain
     (loss) on
     investments.............     228      115,131        154    (1,092)      249,078    (880,952)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,253         (174)    16,227    24,293       789,321   3,894,505
   Capital gain
     distributions...........      --           --         23        --            --          --
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,228      113,722     15,092    22,139       830,544   2,884,468
                               -------     --------     ------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............      --           --         --        --     2,128,716   5,383,663
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --         --        --       (23,088)   (122,845)
     Surrenders..............    (757)        (667)      (241)   (1,129)     (843,147)   (459,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)         (23)      (133)     (120)      (28,509)    (12,398)
     Capital contribution....      --           --         --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      --            3        216       (12)      922,839     739,417
     Transfers (to) from
       other subaccounts.....      --     (109,282)        --     2,267    (1,841,001)   (663,629)
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (782)    (109,969)      (158)    1,006       315,810   4,864,566
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets.................   1,446        3,753     14,934    23,145     1,146,354   7,749,034
Net assets at beginning
  of year....................  16,189       12,436     80,249    57,104    12,881,739   5,132,705
                               -------     --------     ------    ------   ----------  ----------
Net assets at end of
  period..................... $17,635       16,189     95,183    80,249    14,028,093  12,881,739
                               =======     ========     ======    ======   ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       1           --      1,068       180     2,163,663   1,775,647
   Units redeemed............     (99)        (111)    (1,112)     (100)   (2,468,921)   (364,960)
                               -------     --------     ------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (98)        (111)       (44)       80      (305,258)  1,410,687
                               =======     ========     ======    ======   ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Salomon Brothers Variable Series Funds, Inc
                              ------------------------------------------------------
                              Salomon Brothers Variable All Salomon Brothers Variable
                                Cap Fund -- Class II        Investors Fund -- Class I
                              ----------------------------  ------------------------
                                             Period from
                                                May 1,            Year ended
                               Year ended      2003 to           December 31,
                              December 31,   December 31,   ------------------------
                                  2004           2003          2004         2003
                              ------------   ------------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,140)      (29,236)       (32,944)       6,553
   Net realized gain
     (loss) on
     investments.............     354,800        50,864      1,381,002   (3,305,045)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     391,700       632,103      2,988,242   15,342,042
   Capital gain
     distributions...........          --            --             --           --
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     576,360       653,731      4,336,300   12,043,550
                              -----------     ---------     ----------   ----------
From capital
  transactions:
   Net premiums..............   5,007,314     4,336,529        220,444      181,229
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (53,283)           --       (468,134)    (302,041)
     Surrenders..............    (468,812)      (19,353)    (5,328,335)  (4,547,900)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (27,443)       (1,031)       (62,110)     (59,549)
     Capital contribution....          --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,272,863       341,249        178,420      (88,882)
     Transfers (to) from
       other subaccounts.....     928,649     1,803,975         81,098      746,923
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   6,659,288     6,461,369     (5,378,617)  (4,070,220)
                              -----------     ---------     ----------   ----------
Increase (decrease) in
  net assets.................   7,235,648     7,115,100     (1,042,317)   7,973,330
Net assets at beginning
  of year....................   7,115,100            --     53,792,987   45,819,657
                              -----------     ---------     ----------   ----------
Net assets at end of
  period..................... $14,350,748     7,115,100     52,750,670   53,792,987
                              ===========     =========     ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,392,873       552,197      1,041,664      109,490
   Units redeemed............    (892,531)       (1,737)    (1,458,073)    (589,640)
                              -----------     ---------     ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     500,342       550,460       (416,409)    (480,150)
                              ===========     =========     ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Salomon Brothers Variable Series Funds, Inc (continued)
                              ------------------------------------------------------
                              Salomon Brothers Variable    Salomon Brothers Variable
                               Strategic Bond Fund --       Total Return Fund --
                                      Class I                      Class I
                              ---------------------------  -------------------------
                                     Year ended                  Year ended
                                    December 31,                December 31,
                              ---------------------------  -------------------------
                                  2004          2003          2004          2003
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,488,471     1,893,922        87,335        26,191
   Net realized gain
     (loss) on
     investments.............     325,407     3,320,791       398,568        (4,660)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (344,829)     (476,633)      463,024     2,108,750
   Capital gain
     distributions...........     804,709     1,117,503       288,233       215,308
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,273,758     5,855,583     1,237,160     2,345,589
                               -----------    ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............     119,965       208,356        57,859       178,560
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (393,186)     (424,122)     (464,570)     (142,592)
     Surrenders..............  (5,633,166)   (6,966,411)   (2,329,517)   (1,420,034)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,289)      (61,558)      (17,684)      (18,048)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............  (1,847,602)     (707,601)      345,181      (126,810)
     Transfers (to) from
       other subaccounts.....   1,874,387     7,070,157       431,086       346,920
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,928,891)     (881,179)   (1,977,645)   (1,182,004)
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets.................  (3,655,133)    4,974,404      (740,485)    1,163,585
Net assets at beginning
  of year....................  50,829,246    45,854,842    18,578,692    17,415,107
                               -----------    ----------    ----------   ----------
Net assets at end of
  period..................... $47,174,113    50,829,246    17,838,207    18,578,692
                               ===========    ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,255,569       210,880       311,413        52,944
   Units redeemed............  (1,699,453)     (236,411)     (478,962)     (172,033)
                               -----------    ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (443,884)      (25,531)     (167,549)     (119,089)
                               ===========    ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Scudder Variable Series II
                              -----------------------------------------------------
                                                    SVS Dreman
                                                   High Return    SVS Dreman
                              Scudder Technology      Equity      Small Cap
                              Growth Portfolio --  Portfolio --  Value Portfolio --
                              Class B Shares      Class B Shares Class B Shares
                              ------------------- -------------- ------------------
                                Year ended                        Year ended
                               December 31,         Year ended   December 31,
                              ------------------   December 31,  ------------------
                                2004      2003         2004       2004                                      2003
                              -------    -----    -------------- ------                                     ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9)      (7)         (53)         (2)                                     --
   Net realized gain
     (loss) on
     investments.............     166        2           28         124                                      --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (156)     218          589          --                                      --
   Capital gain
     distributions...........      --       --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         operations..........       1      213          564         122                                      --
                               -------    -----       -----       ------                                     --
From capital
  transactions:
   Net premiums..............      --      500        5,162          --                                      --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --       --           --          --                                      --
     Surrenders..............      --       --           --          --                                      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2)      --           --          --                                      --
     Capital contribution....      --       --           --          --                                      --
     Transfers (to) from
       the Guarantee
       Account...............    (999)   1,011           36        (122)                                     --
     Transfers (to) from
       other subaccounts.....    (147)      --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,148)   1,511        5,198        (122)                                     --
                               -------    -----       -----       ------                                     --
Increase (decrease) in
  net assets.................  (1,147)   1,724        5,762          --                                      --
Net assets at beginning
  of year....................   1,724       --           --          --                                      --
                               -------    -----       -----       ------                                     --
Net assets at end of
  period..................... $   577    1,724        5,762          --                                      --
                               =======    =====       =====       ======                                     ==
Changes in units
  (note 5):
   Units purchased...........      10      115          907       1,249                                      --
   Units redeemed............     (86)      --         (506)     (1,249)                                     --
                               -------    -----       -----       ------                                     --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (76)     115          401          --                                      --
                               =======    =====       =====       ======                                     ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Van Kampen Life Investment Trust
                              ---------------------------------------------
                                                          Emerging Growth
                               Comstock Portfolio --       Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  --------------------
                                     Year ended             Year ended
                                    December 31,           December 31,
                              -----------------------  --------------------
                                  2004        2003        2004       2003
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (419,409)   (158,741)  (129,303)   (55,420)
   Net realized gain
     (loss) on
     investments.............   1,641,590     432,826    273,494     82,607
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,415,899   3,776,299    447,313    751,563
   Capital gain
     distributions...........          --          --         --         --
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   7,638,080   4,050,384    591,504    778,750
                              -----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............  16,248,714  12,912,713  2,118,492  3,945,283
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (171,591)   (122,507)   (78,700)   (92,720)
     Surrenders..............  (1,929,577)   (455,602)  (527,943)  (141,720)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,284)    (13,633)   (20,277)    (3,884)
     Capital contribution....          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account...............   3,057,751   3,830,858    207,550    701,796
     Transfers (to) from
       other subaccounts.....  15,841,723   5,081,154    446,472  1,083,965
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  32,951,736  21,232,983  2,145,594  5,492,720
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  40,589,816  25,283,367  2,737,098  6,271,470
Net assets at beginning
  of year....................  28,664,435   3,381,068  7,123,547    852,077
                              -----------  ----------  ---------  ---------
Net assets at end of
  period..................... $69,254,251  28,664,435  9,860,645  7,123,547
                              ===========  ==========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   4,131,057   2,330,671    638,439    665,935
   Units redeemed............  (1,273,596)    (63,192)  (413,690)   (27,858)
                              -----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,857,461   2,267,479    224,749    638,077
                              ===========  ==========  =========  =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established on August 19, 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) pursuant to the laws of the Commonwealth of Virginia. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Life and Annuity uses the Account to support flexible premium variable deferred annuity contracts issued by GE Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Account belong to GE Life & Annuity. Nonetheless, GE Life & Annuity do not charge the assets in the Account attributable to the contracts with liabilities arising out of any other business, which GE Life & Annuity may conduct. The assets of the Account will, however, be available to cover the liabilities for our General Account to the extent that the assets of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business GE Life & Annuity may conduct.

   GE Life & Annuity registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following portfolios were made available to the Account.

          Evergreen Variable Annuity Trust
            Evergreen VA Omega Fund -- Class 2
          Fidelity Variable Insurance Products Fund
            VIP Asset Manager/SM/ Portfolio -- Service Class 2
            VIP Value Strategies Portfolio -- Service Class 2 Merrill Lynch Variable Series Funds, Inc.
            Merrill Lynch Basic Value V.I. Fund -- Class III Shares Merrill Lynch Large Cap Growth V.I. Fund -- Class III
             Shares
            Merrill Lynch Value Opportunities V.I. Fund -- Class III
             Shares
          Oppenheimer Variable Account Funds
            Oppenheimer Balanced Fund/VA -- Service Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

   During 2004, the following names were changed:

                     Formerly Known As                                            Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.
  Quasar Portfolio -- Class B                                 AllianceBernstein Small Cap Growth Portfolio -- Class B

Fidelity Variable Insurance Products Fund
  VIP II Asset Manager/SM/ Portfolio -- Initial Class           VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class               VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2             VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio -- Service     VIP Dynamic Capital Appreciation Portfolio --  Service
   Class 2                                                       Class 2
  VIP III Growth & Income Portfolio -- Initial Class            VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2          VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class       VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Initial Class                    VIP Mid Cap Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2                  VIP Mid Cap Portfolio -- Service Class 2

GE Investments Funds, Inc.
  Mid-Cap Value Equity Fund                                     Mid-Cap Equity Fund

Greenwich Street Series Fund
  Salomon Brothers Variable Emerging Growth Fund -- Class II    Salomon Brothers Variable Aggressive Growth Fund -- Class
                                                                 II

J.P. Morgan Series Trust II
  International Opportunities Portfolio                         International Equity Portfolio

Oppenheimer Variable Account Funds
  Oppenheimer Multiple Strategies Fund/VA                       Oppenheimer Balanced Fund/VA

PIMCO Variable Insurance Trust
  Foreign Bond Portfolio -- Administrative Class Shares         Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                 Administrative Class Shares

The Prudential Series Fund, Inc.
  SP Jennison International Growth Portfolio -- Class II        SP William Blair International Growth Portfolio -- Class
                                                                 II

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   For 2004 the following portfolios did not reflect any activity and thus were omitted from the presentation of the financial statements:

AIM Variable Insurance Funds                                 Franklin Templeton Variable Insurance Products Trust
  AIM V.I. Blue Chip Fund -- Series I shares                   Templeton Global Income Securities Fund -- Class I Shares
American Century Variable Portfolios, Inc.                   The Prudential Series Fund, Inc.
  VP International Fund -- Class I                             Equity Portfolio -- Class II Shares

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II. In addition, Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund -- Class I to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund -- Class I to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund -- Class I to Salomon Brothers Variable Total Return Fund -- Class I.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Classes

   There are eighteen unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    23,315 $    23,783
 AIM V.I. Basic Value Fund -- Series II shares............................  21,881,695   8,609,537
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   5,471,857   5,472,079
 AIM V.I. Capital Development Fund -- Series I shares.....................      22,321      22,575
 AIM V.I. Core Equity Fund -- Series I shares.............................       3,236          23
 AIM V.I. Government Securities Fund -- Series I shares...................      94,356     786,555
 AIM V.I. Growth Fund -- Series I shares..................................   1,894,331   2,955,736
 AIM V.I. International Growth Fund -- Series II shares...................     457,509     100,641
 AIM V.I. Premier Equity Fund -- Series I shares..........................   4,007,305   8,938,684
 AIM V.I. Technology Fund -- Series I shares..............................          --     110,499
 AIM V.I. Utilities Fund -- Series I shares...............................          60          15
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares........................  18,242,547  49,826,739
 Alger American Small Capitalization Portfolio -- Class O Shares..........  37,190,828  50,098,654
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Portfolio -- Class B.................  60,575,302  54,599,462
 AllianceBernstein International Value Portfolio -- Class B...............     646,059      34,715
 AllianceBernstein Premier Growth Portfolio -- Class B....................   7,550,896   7,291,086
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   4,331,006   3,752,708
 AllianceBernstein Technology Portfolio -- Class B........................   4,482,869   3,349,364
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.......................................         821         928
 VP Ultra Fund -- Class I.................................................      60,856      59,620
 VP Value Fund -- Class I.................................................      15,659         157
Dreyfus
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     238,013     656,109
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares       1,316          31
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............      24,275          14
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................  41,145,568  19,928,039
 VT Income Fund of Boston.................................................     223,557     247,182
 VT Worldwide Health Sciences Fund........................................   8,396,722   4,834,047
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................     139,879       2,880
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................  10,245,990  22,299,427
 Federated Capital Income Fund II.........................................   6,481,224   9,495,525
 Federated High Income Bond Fund II -- Primary Shares.....................  55,034,512  65,372,691
 Federated High Income Bond Fund II -- Service Shares.....................  52,501,615  50,773,653
 Federated Kaufmann Fund II -- Service Shares.............................  27,852,111  13,494,600

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class............. $ 21,940,308 $ 51,085,690
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........    7,631,988    1,538,802
 VIP Contrafund(R) Portfolio -- Initial Class.................   83,467,309  105,750,080
 VIP Contrafund(R) Portfolio -- Service Class 2...............   58,297,865   30,450,880
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,144,793    1,059,054
 VIP Equity-Income Portfolio -- Initial Class.................   74,746,310  136,930,548
 VIP Equity-Income Portfolio -- Service Class 2...............   48,469,193   30,872,737
 VIP Growth & Income Portfolio -- Initial Class...............   21,863,761   34,443,721
 VIP Growth & Income Portfolio -- Service Class 2.............   11,249,105    8,599,886
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,624,921   11,949,715
 VIP Growth Portfolio -- Initial Class........................   37,652,034   84,887,520
 VIP Growth Portfolio -- Service Class 2......................   23,598,662   23,142,772
 VIP Mid Cap Portfolio -- Initial Class.......................        4,150       37,628
 VIP Mid Cap Portfolio -- Service Class 2.....................  107,393,162   76,124,187
 VIP Overseas Portfolio -- Initial Class......................   38,183,068   31,803,315
 VIP Value Strategies Portfolio -- Service Class 2............    1,978,517      553,190
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..        1,205           14
 Mutual Shares Securities Fund -- Class 2 Shares..............       47,044       47,067
 Templeton Foreign Securities Fund -- Class I Shares..........      155,155           13
 Templeton Foreign Securities Fund -- Class 2 Shares..........       28,716       23,929
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       12,000       12,073
GE Investments Funds, Inc.
 Global Income Fund...........................................    4,723,177    5,899,144
 Income Fund..................................................   49,872,440   77,867,978
 International Equity Fund....................................   23,129,207   19,989,577
 Mid-Cap Value Equity Fund....................................   78,127,406   76,925,051
 Money Market Fund............................................  672,994,460  781,942,230
 Premier Growth Equity Fund...................................   44,800,481   57,596,890
 Real Estate Securities Fund..................................   92,627,331   63,451,108
 S&P 500(R) Index Fund........................................  149,147,331  200,871,736
 Small-Cap Value Equity Fund..................................   75,171,475   49,240,621
 Total Return Fund............................................  354,366,263   98,409,363
 U.S. Equity Fund.............................................   26,834,205   38,389,885
 Value Equity Fund............................................   11,229,784    7,255,718
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................   17,343,421    9,068,642
 Goldman Sachs Mid Cap Value Fund.............................   84,701,263   72,231,064
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    5,184,313    1,982,815
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...................   48,220,304  130,016,600
 Balanced Portfolio -- Service Shares.........................   32,238,025   31,921,679
 Capital Appreciation Portfolio -- Institutional Shares.......   22,007,322   53,930,722
 Capital Appreciation Portfolio -- Service Shares.............    5,496,013    6,620,243
 Core Equity Portfolio -- Institutional Shares................        2,787          170

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
 Flexible Income Portfolio -- Institutional Shares......................... $21,814,920 $42,046,592
 Global Life Sciences Portfolio -- Service Shares..........................  12,433,066  14,298,978
 Global Technology Portfolio -- Service Shares.............................  16,910,847  19,340,161
 Growth Portfolio -- Institutional Shares..................................  20,684,322  75,296,253
 Growth Portfolio -- Service Shares........................................   3,580,060   7,194,937
 International Growth Portfolio -- Institutional Shares....................  28,973,749  43,757,326
 International Growth Portfolio -- Service Shares..........................  49,724,829  50,882,847
 Mid Cap Growth Portfolio -- Institutional Shares..........................  18,320,966  46,643,804
 Mid Cap Growth Portfolio -- Service Shares................................   4,131,331   4,888,949
 Worldwide Growth Portfolio -- Institutional Shares........................  24,782,464  90,048,176
 Worldwide Growth Portfolio -- Service Shares..............................   4,040,525   7,688,710
J.P. Morgan Series Trust II
 Bond Portfolio............................................................      21,778       1,356
 International Equity Portfolio............................................      24,069      24,087
 Mid Cap Value Portfolio...................................................      71,308      71,130
 Small Company Portfolio...................................................       1,299          35
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares...................   3,421,656     939,120
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares..............     712,324     388,745
 Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares...............   2,028,135     469,184
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............   7,003,348   8,083,289
 MFS(R) Investors Trust Series -- Service Class Shares.....................   4,278,676   4,685,872
 MFS(R) New Discovery Series -- Service Class Shares.......................  23,850,362  32,566,389
 MFS(R) Strategic Income Series -- Service Class Shares....................           1          --
 MFS(R) Total Return Series -- Service Class Shares........................       1,748         564
 MFS(R) Utilities Series -- Service Class Shares...........................  18,675,588  15,788,452
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................  28,107,590  12,336,450
 Nations Marsico International Opportunities Portfolio.....................  40,864,026  18,866,225
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................  11,205,280  34,551,802
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................   4,829,615   2,616,383
 Oppenheimer Balanced Fund/VA..............................................  22,755,822  25,864,848
 Oppenheimer Balanced Fund/VA -- Service Shares............................   9,423,412     618,042
 Oppenheimer Bond Fund/VA..................................................  23,387,315  45,127,207
 Oppenheimer Capital Appreciation Fund/VA..................................  29,724,915  59,139,888
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................  10,071,458   4,234,394
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  46,285,416  26,820,311
 Oppenheimer High Income Fund/VA...........................................  39,850,624  65,590,585
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  14,774,524  13,138,709
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  24,255,899  11,580,445
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..................................................   3,947,117   7,952,872
 PBHG Large Cap Growth Portfolio...........................................   4,529,127   9,026,911
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2,705,611   3,320,671

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                      Cost of     Proceeds
                                                                       Shares       from
Fund/Portfolio                                                        Acquired   Shares Sold
--------------                                                      ------------ -----------
 High Yield Portfolio -- Administrative Class Shares............... $ 55,375,694 $44,425,183
 Long-Term U.S. Government Portfolio -- Administrative Class Shares   34,220,355  39,937,490
 Total Return Portfolio -- Administrative Class Shares.............  116,264,654  96,955,191
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................    1,515,050     170,048
 Jennison Portfolio -- Class II Shares.............................      721,944     131,500
 SP Jennison International Growth Portfolio -- Class II............           --       1,035
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..........        9,427      10,875
Rydex Variable Trust
 OTC Fund..........................................................   11,119,236  10,801,791
Salomon Brothers Variable Series Funds, Inc
 Salomon Brothers Variable All Cap Fund -- Class II................   18,254,182  11,795,093
 Salomon Brothers Variable Investors Fund -- Class I...............   14,838,390  20,268,202
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........   20,128,845  23,546,342
 Salomon Brothers Variable Total Return Fund -- Class I............    4,180,831   5,785,088
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.............        1,146       1,303
 SVS Dreman High Return Equity Portfolio -- Class B Shares.........       12,226       7,080
 SVS Dreman Small Cap Value Portfolio -- Class B Shares............       19,000      19,124
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................   47,522,487  15,127,569
 Emerging Growth Portfolio -- Class II Shares......................    5,986,456   4,057,674

(4)Related Party Transactions

  (a) GE Life & Annuity

   Net purchase payments transferred from GE Life & Annuity represents gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until surrender.

   Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

                                                                                                           Mortality
                                                                               Administrative             and Expense
                                                                                  Expense      Optional  Risk Charges
                                                                                Charges as a   Benefits      as a
                                                          Annual Contract      percentage of     as a    percentage of
                                                         Maintenance Charge    the daily net  percentage the daily net
Unit Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type    Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
---- ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
I    P1140          0.20%       6% or less within      $30 if account value is       NA           NA         1.15%
                    monthly     seven years of any     $75,000 or less at time
                    for the     purchase payment       charge taken
                    first ten
                    years
                    following
                    any
                    purchase
                    payment
II   P1142,            NA       6% or less within      $25 if account value is      0.15%         NA         1.25%
     P1143,                     eight years of any     $75,000 or less at the
     P1150*                     purchase payment       time charge is taken
III  P1152*            NA       8% or less within nine $25 if account value         0.25%         NA         1.30%
                                years of any purchase  $10,000 or less at time
                                payment                charge taken
IV   P1151*            NA                N/A           $25 if account value is      0.25%         NA         1.35%
                                                       $25,000 or less at time
                                                       charge taken
V    P1153             NA                 NA                     NA                 0.35%         NA         0.40%
VI   P1154             NA       6% or less within      $30 if account values        0.15%         NA         1.35%
     *(Age 70                   seven years of any     is $40,000 or less at
     or younger)                purchase payment       the time the charge is
                                                       taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.55%
     (Over age 70)              seven years of any     $40,000 or less at time
                                purchase payment       charge is taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.30%
                                seven years of any     $40,000 or less at time
                                purchase payment       charge is taken

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                            Mortality
                                                                                Administrative             and Expense
                                                                                   Expense      Optional  Risk Charges
                                                                                 Charges as a   Benefits      as a
                                                           Annual Contract      percentage of     as a    percentage of
                                                          Maintenance Charge    the daily net  percentage the daily net
Unit  Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type     Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
----  ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
VIII     P1611          NA       Surrender Charge is              NA                 0.15%         NA         1.35%
                                 9% declining to 1%
                                 for any purchase
                                 payments in the
                                 Guarantee or Variable
                                 Account depending on
                                 length of time in
                                 account.
                                 Access Charge is 6%
                                 or less of any
                                 purchase payment
                                 allocated to
                                 immediate installment
                                 account
IX       P1156*         N/A      6% or less within four           NA                 0.15%         NA         1.30%
                                 years
X        P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XI       P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XII      P1154*         NA       6% or less within      $30 if account value is      0.15%        0.50%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XIII     P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XIV      P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XV       P1156*         N/A      6% or less within four           NA                 0.15%        0.50%       1.55%
                                 years
XVI      P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVII     P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVIII    P0051*         NA                 NA           $25 if account value is      0.25%        0.50%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken

--------
  NA -- Not Applicable
* Contract provides for optional death benefit riders; which assess a charge as a percentage of the Contract Value at the time the charge is taken.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Life & Annuity.

  (d) Capitalization

   Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For Type III unit contracts, transfers from the general account include approximately $6.2 million of payments by GE Life & Annuity in the form of bonus credits for the year ended December 31, 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

  (g) GE Investments Fund, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of General Electric Company, currently serves as investment advisor to the GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, maximum 1.00% for the International Equity Fund, 0.65% Mid-Cap Equity Fund, maximum 0.50% for the Money Market Fund, 0.65% Premier Growth Equity Fund, maximum 0.85% for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, maximum 0.50% Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds:
International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                                ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 377,759   $17.60   $ 6,647     1.15%        0.00%     4.28%
   2003............................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002............................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001............................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 467,829    10.21     4,777     1.15%        0.00%    15.23%
   2003............................................... 512,921     8.86     4,545     1.15%        0.00%    40.71%
   2002............................................... 477,762     6.30     3,010     1.15%        0.00%   (27.07)%
   2001............................................... 642,188     8.64     5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 111,316    13.55     1,508     1.15%        0.74%     9.94%
   2003............................................... 107,521    12.32     1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................... 138,387    18.37     2,542     1.15%        1.46%     8.51%
   2003............................................... 184,208    16.93     3,119     1.15%        1.57%    26.23%
   2002............................................... 211,139    13.41     2,831     1.15%        1.18%   (21.13)%
   2001............................................... 294,487    17.01     5,009     1.15%        1.38%    (5.51)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2004.............................................   108,608   $14.29   $  1,552     1.15%        4.55%     8.66%
   2003.............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002.............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001.............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004.............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003.............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002.............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001.............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................. 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................. 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................. 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................. 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................. 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................. 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................. 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets     Expenses as a Investment
                                                   ------------------ % of Average    Income    Total
Type I:                                    Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                  --------- ---------- ------- ------------- ---------- ------
 VIP Overseas Portfolio -- Initial Class
   2004.................................   840,013   $25.99   $21,831     1.15%        1.12%    12.33%
   2003.................................   912,602    23.14    21,115     1.15%        0.77%    41.72%
   2002.................................   999,509    16.33    16,322     1.15%        0.78%   (21.20)%
   2001................................. 1,258,600    20.72    26,078     1.15%        5.29%   (22.24)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.................................    81,662    13.81     1,128     1.15%        5.19%     8.20%
   2003.................................   113,030    12.77     1,443     1.15%        4.93%    10.41%
   2002.................................   104,279    11.56     1,205     1.15%        0.88%    15.29%
   2001.................................    26,072    10.03       262     1.15%        0.00%    (3.01)%
 Income Fund
   2004.................................   544,900    13.76     7,498     1.15%        4.53%     2.23%
   2003.................................   804,637    13.46    10,831     1.15%        3.51%     2.41%
   2002................................. 1,017,046    13.14    13,364     1.15%        3.97%     8.62%
   2001.................................   964,324    12.10    11,668     1.15%        5.69%     5.97%
 International Equity Fund
   2004.................................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.................................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.................................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.................................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2004.................................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.................................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.................................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.................................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2004.................................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003................................. 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002................................. 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001................................. 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2004.................................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.................................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.................................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.................................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2004.................................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.................................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.................................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.................................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2004.................................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.................................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.................................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.................................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2004.................................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.................................    26,902    12.85       346     1.15%        0.08%    28.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type I:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004...........................................   246,359   $42.60   $10,495     1.15%        1.85%     6.94%
   2003...........................................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002...........................................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001...........................................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%
 U.S. Equity Fund
   2004...........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003...........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002...........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001...........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004...........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003...........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002...........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001...........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2004...........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003...........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002...........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001...........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003........................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002........................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001........................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003...........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002...........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001...........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003...........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002...........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001...........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003...........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002...........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001...........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003...........................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002...........................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001...........................................   150,593     4.22       636     1.15%        0.00%   (38.17)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Growth Portfolio -- Institutional Shares
   2004............................................ 1,056,769   $22.45   $23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 International Growth Portfolio -- Institutional
   Shares
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003............................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002............................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001............................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2004............................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003............................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002............................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001............................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Bond Fund/VA
   2004............................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003............................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002............................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001............................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003............................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002............................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001............................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type I:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                           --------- ---------- -------- ------------- ---------- ------
 Oppenheimer High Income Fund/VA
   2004..........................................   357,249   $39.10   $ 13,968     1.15%        6.77%     7.71%
   2003..........................................   464,434    36.30     16,859     1.15%        7.07%    22.53%
   2002..........................................   528,223    29.63     15,651     1.15%       11.01%    (3.52)%
   2001..........................................   682,884    30.71     20,971     1.15%       10.37%     0.59%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004..........................................    72,708     9.76        709     1.15%        0.00%     5.38%
   2003..........................................   104,805     9.26        970     1.15%        0.00%    24.26%
   2002..........................................   152,592     7.45      1,137     1.15%        0.00%   (31.23)%
   2001..........................................   274,022    10.83      2,968     1.15%        0.00%   (41.28)%
 PBHG Large Cap Growth Portfolio
   2004..........................................    87,458    16.66      1,457     1.15%        0.00%     7.69%
   2003..........................................   106,905    15.47      1,654     1.15%        0.00%    29.68%
   2002..........................................   132,559    11.93      1,581     1.15%        0.00%   (30.13)%
   2001..........................................   193,697    17.08      3,308     1.15%        0.00%   (29.25)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004..........................................   116,402    10.49      1,221     1.15%        2.55%     3.68%
   2003..........................................    50,696    10.12        513     1.15%        2.87%     1.18%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004..........................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003..........................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002..........................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001..........................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004..........................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003..........................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002..........................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001..........................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003..........................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002..........................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001..........................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2004.......................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003.......................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002.......................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001.......................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004..........................................  4,648,749   $ 9.98   $ 46,373     1.40%        0.00%    14.94%
   2003..........................................  5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002..........................................  5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001..........................................  7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio
   -- Class B
   2004..........................................    896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003..........................................    848,567    12.30     10,441     1.40%        0.82%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type II:                                               Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                             --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2004............................................. 1,746,541   $11.16   $ 19,493     1.40%        0.57%     5.69%
   2003............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003.............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002.............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004.............................................     2,616    10.23         27     1.40%        0.00%     2.26%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.............................................   531,510    13.55      7,201     1.40%        5.19%     7.92%
   2003.............................................   653,367    12.55      8,202     1.40%        4.93%    10.13%
   2002.............................................   853,992    11.40      9,736     1.40%        0.88%    15.00%
   2001.............................................   300,934     9.91      2,982     1.40%        0.00%    (3.06)%
 Income Fund
   2004............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2004............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003.............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002.............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001.............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%
 Mid-Cap Equity Fund
   2004............................................. 2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003............................................. 3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002............................................. 4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001............................................. 4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets      Expenses as a Investment
                                                   ------------------- % of Average    Income    Total
Type II:                                  Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                ---------- ---------- -------- ------------- ---------- ------
 Money Market Fund
   2004................................  4,901,894   $16.47   $ 80,741     1.40%        0.96%    (0.46)%
   2003................................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002................................ 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001................................ 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2004................................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003................................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002................................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001................................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2004................................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003................................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002................................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001................................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2004................................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003................................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002................................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001................................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003................................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2004................................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003................................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002................................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001................................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2004................................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003................................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002................................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001................................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2004................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type II:                                             Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                           ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,481,388   $24.37   $206,729     1.40%        2.11%     7.01%
   2003........................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002........................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001........................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003...........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002...........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001...........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003...........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002...........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001...........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003...........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002...........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001...........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003...........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002...........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001...........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003...........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002...........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001........................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003...........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002...........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001...........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003...........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002...........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001...........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets      Expenses as a Investment
                                                         ------------------- % of Average    Income    Total
Type II:                                        Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                      ---------- ---------- -------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004......................................  5,166,794   $27.79   $143,588     1.40%        0.95%     3.31%
   2003......................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002......................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001...................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003......................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................  1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003......................................  1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002......................................  2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001......................................  2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004......................................  1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003......................................  1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002......................................  1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001......................................  1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Bond Fund/VA
   2004......................................  1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003......................................  2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002......................................  3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001......................................  3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004......................................  1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003......................................  2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002......................................  2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001......................................  3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004......................................  1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003......................................  1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002......................................  2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001......................................  2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004......................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003......................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002......................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001......................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004......................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003......................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002......................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001......................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004.......................................... 1,668,114   $10.45   $17,426     1.40%        2.55%     3.42%
   2003.......................................... 1,121,098    10.10    11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004.......................................... 1,309,764    15.46    20,250     1.40%        1.41%     8.83%
   2003.......................................... 1,458,598    14.21    20,721     1.40%        1.46%    30.48%
   2002.......................................... 1,659,852    10.89    18,076     1.40%        1.07%   (24.13)%
   2001.......................................... 1,905,832    14.35    27,349     1.40%        0.86%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 1,405,859   $ 7.66   $10,775     1.55%        0.44%     4.14%
   2003............................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002............................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001............................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003...............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002...............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001...............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   860,149   $10.26   $ 8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%
 Federated Capital Income Fund II
   2004............................................   731,805     7.65     5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07     5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95     4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95     7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................ 2,126,172    11.55    24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62    25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83    15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85    13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,199,926    12.93    15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92    15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94     7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96     3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   374,357    15.00     5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30     3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................ 1,494,437    10.46    15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07    16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67    14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65    15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    37,240    10.36       386     1.55%        0.00%     3.56%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004........................................  9,382,198   $11.98   $112,398     1.55%        0.34%    13.69%
   2003........................................  8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002........................................  8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001........................................  9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004........................................  3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003........................................  2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002........................................  1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001........................................  1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...........................................  1,967,649   $ 7.25   $ 14,261     1.55%        0.13%     1.53%
   2003...........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002...........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001...........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%
 Premier Growth Equity Fund
   2004...........................................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003...........................................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002...........................................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001...........................................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Net Assets      Expenses as a Investment
                                                        ------------------- % of Average    Income    Total
Type III:                                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                    ---------- ---------- -------- ------------- ---------- ------
 Real Estate Securities Fund
   2004.....................................  1,826,831   $24.53   $ 44,816     1.55%        6.13%    30.32%
   2003.....................................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2004..................................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2004.....................................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2004.....................................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2004.....................................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2004.....................................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004.....................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.....................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.....................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.....................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2004.....................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.....................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.....................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.....................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2004.....................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.....................................     43,030    12.57        541     1.55%        0.00%    25.66%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,567,290   $11.91   $102,016     1.55%        2.11%     6.85%
   2003........................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002........................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001........................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2004...........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003...........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002...........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001...........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003...........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002...........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001........................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%
 Capital Appreciation Portfolio -- Service Shares
   2004...........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003...........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002...........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001...........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003...........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002...........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001...........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003...........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002...........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001...........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003...........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002...........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001...........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003...........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002........................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001........................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Growth Portfolio -- Service Shares
   2004...........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003...........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002...........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001...........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2004..........................................  2,467,668   $12.20   $ 30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................     19,230    10.87        209     1.55%        2.26%     8.71%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     14,204    10.86        154     1.55%        0.17%     8.57%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................     26,493    11.21        297     1.55%       19.09%    12.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type III:                                          Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                        --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.........................................   599,081   $ 8.52   $ 5,106     1.55%        0.44%     9.41%
   2003.........................................   635,728     7.79     4,952     1.55%        0.44%    19.95%
   2002.........................................   574,565     6.49     3,729     1.55%        0.44%   (22.37)%
   2001.........................................   414,666     8.37     3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................... 1,391,242     9.13    12,708     1.55%        0.00%     4.57%
   2003......................................... 1,909,855     8.74    16,683     1.55%        0.00%    31.37%
   2002.........................................   695,512     6.65     4,625     1.55%        0.00%   (32.86)%
   2001.........................................   422,279     9.90     4,181     1.55%        0.00%    (6.73)%
 MFS(R) Utilities Series -- Service Class Shares
   2004.........................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003.........................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002.........................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001.........................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.........................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003.........................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2004.........................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003.........................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................... 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003......................................... 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002......................................... 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001......................................... 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004.........................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003.........................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2004......................................... 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003......................................... 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002......................................... 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001......................................... 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.........................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Bond Fund/VA
   2004......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................. 3,991,038   $10.94   $43,645     1.55%        0.33%     5.28%
   2003............................................. 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................. 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................. 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004.............................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003.............................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003............................................. 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002............................................. 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001.............................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2004............................................. 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003............................................. 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002............................................. 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001............................................. 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003............................................. 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002............................................. 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001.............................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003.............................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003.............................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002.............................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001.............................................   143,308    10.87     1,558     1.55%        4.24%     5.92%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 5,339,433   $12.48   $66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund. Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 SP William Blair International Growth Portfolio --
   Class II
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
Rydex Variable Trust:
 OTC Fund
   2004.............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003.............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002.............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001.............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003.............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................. 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................. 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................. 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................. 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................. 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................. 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................. 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................. 1,091,102    11.01    12,013     1.55%        5.33%     5.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type III:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...........................................   826,709   $11.52   $ 9,526     1.55%        1.97%     7.06%
   2003...........................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002...........................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001...........................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...........................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003...........................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002...........................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2004...........................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003...........................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002...........................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...........................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...........................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...........................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...........................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...........................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...........................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2004...........................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...........................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...........................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...........................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...........................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...........................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...........................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...........................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares
   2004...........................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...........................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...........................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001........................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 356,920   $ 7.94   $2,835     1.60%        0.00%    14.71%
   2003............................................... 430,824     6.93    2,984     1.60%        0.00%    40.07%
   2002............................................... 368,144     4.94    1,819     1.60%        0.00%   (27.40)%
   2001............................................... 528,445     6.81    3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................... 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................... 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................... 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003...............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002...............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001...............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003...............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002...............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001...............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   6,164    13.62       84     1.60%        0.00%     3.41%
   2003...............................................   3,490    13.17       46     1.60%        0.00%    31.70%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004...............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003...............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002...............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001...............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003...............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2004...............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003...............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................     545    10.62        6     1.60%        0.00%     6.18%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................   190,248   $ 9.53   $ 1,813     1.60%        1.46%     8.03%
   2003............................................   219,699     8.82     1,939     1.60%        1.57%    25.66%
   2002............................................   218,794     7.02     1,536     1.60%        1.18%   (21.49)%
   2001............................................   397,695     8.94     3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2004............................................   102,417     7.30       747     1.60%        4.55%     8.17%
   2003............................................    68,122     6.74       459     1.60%        6.47%    18.75%
   2002............................................   100,284     5.68       570     1.60%        5.74%   (25.16)%
   2001............................................   129,702     7.59       984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................   142,391    11.20     1,594     1.60%        7.21%     8.70%
   2003............................................   399,719    10.30     4,118     1.60%        7.23%    20.27%
   2002............................................   141,307     8.57     1,211     1.60%       11.14%    (0.23)%
   2001............................................   197,752     8.59     1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   103,953    12.91     1,342     1.60%        6.83%     8.40%
   2003............................................   356,817    11.90     4,248     1.60%        6.21%    19.85%
   2002............................................   115,436     9.93     1,146     1.60%        8.49%    (0.38)%
   2001............................................    45,977     9.96       458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................    32,286    14.98       484     1.60%        0.00%    12.65%
   2003............................................    41,392    13.30       551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................   120,489    10.20     1,229     1.60%        2.86%     3.78%
   2003............................................   126,958     9.83     1,248     1.60%        3.73%    16.09%
   2002............................................   150,830     8.47     1,278     1.60%        4.25%   (10.19)%
   2001............................................   220,652     9.43     2,081     1.60%        4.48%    (5.63)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................ 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................ 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................ 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                             --------- ---------- ------ ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................   708,367   $10.70   $7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75    7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60    6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30    8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................   413,990    11.18    4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21    4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98    2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79    1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   449,962     8.89    4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54    4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01    3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54    5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................    85,828     9.26      795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92      747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34      486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97      932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   165,420     7.04    1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68    1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22    1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79    1,824     1.60%        0.43%   (15.80)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003.............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002.............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003.............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002.............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001.............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003.............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002.............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001.............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003.............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002.............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001.............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................     4,440    11.26       50     1.60%        0.00%    12.63%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004.....................   361,084   $12.64   $ 4,566     1.60%        4.53%     1.77%
   2003.....................   529,614    12.43     6,580     1.60%        3.51%     1.95%
   2002.....................   814,908    12.19     9,934     1.60%        3.97%     8.13%
   2001.....................   257,747    11.27     2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2004.....................   118,767     9.40     1,116     1.60%        1.31%    14.00%
   2003.....................   136,373     8.25     1,124     1.60%        1.83%    35.71%
   2002.....................   103,984     6.08       632     1.60%        0.95%   (25.05)%
   2001.....................   121,898     8.11       989     1.60%        1.49%   (22.13)%
 Mid-Cap Equity Fund
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type IV:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2004..........................................   291,877   $ 9.53   $ 2,783     1.60%        1.30%     6.44%
   2003..........................................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002..........................................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001..........................................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%
 Value Equity Fund
   2004..........................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003..........................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002..........................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001..........................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004..........................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003..........................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002..........................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001..........................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2004..........................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003..........................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002..........................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001..........................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003..........................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004..........................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003..........................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002.......................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001.......................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2004..........................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003..........................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002..........................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001..........................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004..........................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003..........................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002..........................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001.......................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003..........................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002..........................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001..........................................    96,923     7.79       755     1.60%        0.31%   (23.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type IV:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   105,913   $12.78   $ 1,354     1.60%        5.18%     2.31%
   2003...........................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002...........................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001...........................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003...........................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002...........................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001...........................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003...........................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002...........................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001...........................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Growth Portfolio -- Institutional Shares
   2004...........................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003...........................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002........................................... 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001........................................... 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Growth Portfolio -- Service Shares
   2004...........................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003...........................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002...........................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001...........................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003...........................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002...........................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001...........................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2004...........................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003...........................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002...........................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001...........................................    48,624     7.53       366     1.60%        0.35%   (24.66)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003...........................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002...........................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001........................................... 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
Janus Aspen Series:
 Mid Cap Growth Portfolio -- Service Shares
   2004...........................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003...........................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002...........................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001...........................................    46,629     5.88       274     1.60%        0.00%   (40.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   610,217   $ 8.74   $ 5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004............................................     3,311    10.87        36     1.60%        2.26%     8.68%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004............................................       894    11.21        10     1.60%       19.09%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................    78,182    10.04       785     1.60%        1.26%    27.77%
   2003............................................    53,344     7.86       419     1.60%        2.09%    33.41%
   2002............................................    45,786     5.89       270     1.60%        2.45%   (24.13)%
   2001............................................    41,040     7.76       318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................    57,158    13.74       785     1.60%        0.00%    11.23%
   2003............................................    30,362    12.35       375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................    80,597    15.35     1,237     1.60%        0.53%    14.73%
   2003............................................    35,656    13.38       477     1.60%        0.01%    33.77%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                              Net Assets     Expenses as a Investment
                                                           ----------------- % of Average    Income    Total
Type IV:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                           ------- ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004........................................... 197,116   $ 9.83   $1,938     1.60%        0.00%    17.87%
   2003........................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002........................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001........................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...........................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...........................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2004........................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003........................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002........................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001........................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...........................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Bond Fund/VA
   2004........................................... 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003........................................... 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002........................................... 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001........................................... 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Capital Appreciation Fund/VA
   2004........................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003........................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002........................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001........................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...........................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...........................................  35,817    12.30      440     1.60%        0.00%    22.97%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004........................................... 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003........................................... 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002........................................... 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001...........................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2004........................................... 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003........................................... 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002........................................... 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001........................................... 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004........................................... 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003........................................... 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002........................................... 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001........................................... 140,805     8.84    1,245     1.60%        0.20%   (11.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  28,973   $16.06   $   465     1.60%        0.00%    17.28%
   2003...............................................  24,434    13.70       335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  25,433    12.09       307     1.60%        3.12%     3.88%
   2003...............................................  31,753    11.64       370     1.60%        2.67%     0.63%
   2002...............................................  21,171    11.56       245     1.60%        3.57%     6.46%
   2001...............................................  23,078    10.86       251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 321,681    12.90     4,149     1.60%        6.62%     7.79%
   2003............................................... 363,833    11.97     4,354     1.60%        7.39%    20.89%
   2002...............................................  87,630     9.90       868     1.60%        8.21%    (2.77)%
   2001...............................................  67,250    10.18       685     1.60%        8.36%     0.71%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................... 164,387   $13.66   $2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%
 AIM V.I. Capital Development Fund -- Series I shares
   2004...............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003...............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002...............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001...............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2004...............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003...............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002...............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001...............................................      39     6.97        1     0.75%        0.00%   (23.43)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type V:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Government Securities Fund -- Series I
   shares
   2004.............................................     241   $12.27   $    3     0.75%        0.08%     1.79%
   2003.............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001.............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2004.............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003.............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002.............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001.............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2004.............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003.............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002.............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001.............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003.............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002.............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001.............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003.............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002.............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001.............................................     194     7.54        1     0.75%        0.43%   (15.07)%
 VIP Mid Cap Portfolio -- Initial Class
   2004.............................................   2,312    16.18       37     0.75%        0.00%    23.98%
   2003.............................................   4,695    13.05       61     0.75%        0.41%    37.60%
   2002.............................................   3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.............................................   2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................     932     8.81        8     0.75%        1.12%    12.78%
   2003.............................................   1,015     7.82        8     0.75%        0.77%    42.29%
   2002.............................................     586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   2,654    12.96       34     0.75%        4.53%     2.64%
   2003.............................................   3,144    12.63       40     0.75%        3.51%     2.82%
   2002.............................................   3,525    12.28       43     0.75%        3.97%     9.06%
   2001.............................................   3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2003.............................................     185     7.19        1     0.75%        1.83%    36.87%
   2002.............................................   1,579     5.25        8     0.75%        0.95%   (24.40)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                  ----------------- % of Average    Income    Total
Type V:                                                   Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                                 --------- ---------- ------ ------------- ---------- ------
 Mid-Cap Equity Fund
   2004................................................     3,755   $14.33   $   54     0.75%        1.04%    15.15%
   2003................................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002................................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001................................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2004................................................ 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................................ 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................................ 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................................ 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2004................................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003................................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002................................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001................................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2004................................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003................................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002................................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001................................................     3,236    11.79       38     0.75%        5.55%    10.99%
 S&P 500(R) Index Fund
   2004................................................    20,658     8.60      178     0.75%        1.59%     9.63%
   2003................................................    20,532     7.85      161     0.75%        1.39%    27.31%
   2002................................................    24,977     6.16      154     0.75%        1.19%   (22.95)%
   2001................................................     6,754     8.00       54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2004................................................     2,807    11.36       32     0.75%        1.85%     7.38%
   2003................................................     5,419    10.58       57     0.75%        1.69%    19.41%
   2002................................................     7,330     8.86       65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2004................................................     5,947     9.51       57     0.75%        1.30%     7.36%
   2003................................................     5,542     8.86       49     0.75%        1.00%    22.35%
   2002................................................     5,033     7.24       36     0.75%        0.92%   (19.87)%
   2001................................................     4,772     9.04       43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................       392     7.84        3     0.75%        0.24%    17.34%
   2003................................................       410     6.68        3     0.75%        0.47%    19.63%
   2002................................................       462     5.59        3     0.75%        0.54%   (16.30)%
   2001................................................       649     6.67        4     0.75%        0.39%   (22.26)%
 Core Equity Portfolio -- Institutional Shares
   2004................................................       674     9.23        6     0.75%        0.13%    12.59%
   2003................................................       360     8.20        3     0.75%        0.17%    22.18%
   2002................................................       332     6.71        2     0.75%        0.35%   (18.88)%
   2001................................................       287     8.27        2     0.75%        0.59%   (12.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type V:                                                  Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...............................................       940   $13.29   $    12     0.75%        5.18%     3.19%
   2003...............................................    31,881    12.88       411     0.75%        4.28%     5.60%
   2002...............................................    46,091    12.20       562     0.75%        4.75%     9.65%
   2001...............................................       941    11.13        10     0.75%        3.05%     6.93%
 International Growth Portfolio -- Institutional
   Shares
   2004...............................................     3,162     7.45        24     0.75%        0.89%    18.06%
   2003...............................................       430     6.31         3     0.75%        1.21%    33.90%
   2002...............................................       683     4.71         3     0.75%        0.83%   (26.14)%
   2001...............................................       320     6.38         2     0.75%        0.34%   (23.81)%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type VI:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004........................................... 2,271,549   $ 5.77   $13,097     1.50%        0.00%     6.72%
   2003........................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002........................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001........................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003...........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002...........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001...........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...........................................    61,807    13.18       815     1.50%        0.00%    31.78%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003...........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra Fund -- Class I
   2004...........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003...........................................       119    11.85         1     1.50%        0.00%    23.03%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2004...........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003...........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002...........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001...........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003...........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Income Fund of Boston
   2003...........................................     2,134    11.12        24     1.50%        0.00%    11.70%
 VT Worldwide Health Sciences Fund
   2004...........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003...........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...........................................     2,802    10.63        30     1.50%        0.00%     6.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,327,126   $11.95   $15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003............................................ 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002............................................ 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001............................................ 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003............................................ 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002............................................ 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003............................................ 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002............................................ 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001............................................ 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003............................................ 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002............................................ 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001............................................ 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    20,713    11.27       233     1.50%        0.00%    12.70%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004..............................................     1,220   $14.55   $    18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%
 Money Market Fund
   2004.............................................. 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003.............................................. 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002.............................................. 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001.............................................. 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2004.............................................. 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003.............................................. 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002.............................................. 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001..............................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2004..............................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003..............................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2004.............................................. 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003.............................................. 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002.............................................. 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001.............................................. 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2004.............................................. 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003.............................................. 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002.............................................. 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001..............................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2004.............................................. 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003..............................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2004.............................................. 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003.............................................. 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002.............................................. 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001..............................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2004.......................................... 1,309,833   $ 9.56   $12,521     1.50%        1.28%     7.93%
   2003.......................................... 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002..........................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001..........................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 Growth Portfolio -- Service Shares
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003.......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002.......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001.......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 1,951,656   $ 5.72   $11,167     1.50%        0.87%     2.96%
   2003.......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002.......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001.......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004..........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003..........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002..........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2004..........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003..........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2004..........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003..........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002..........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2004..........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2004..........................................       449    13.36         6     1.50%        0.00%     7.85%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    30,059    11.21       337     1.50%       19.09%    12.13%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004.......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003.......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002.......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001.......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003.......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002.......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001..........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................ 1,867,578   $ 7.73   $14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................ 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................ 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................ 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................ 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   361,665   $15.72   $ 5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%
 Jennison Portfolio -- Class II Shares
   2004.............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003.............................................     1,465    12.12        18     1.50%        0.00%    21.24%
Rydex Variable Trust:
 OTC Fund
   2004............................................. 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................. 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................. 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001.............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003.............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
Scudder Variable Series II:
 Scudder Technology Growth Portfolio --
   Class B Shares
   2004...............................................        39   $14.97   $     1     1.50%        0.00%    (0.04)%
   2003...............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................... 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002...............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003...............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002...............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003...............................................    60,892    12.89       785     1.70%        0.00%    28.86%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s   Net Assets     Ratio     Return
---------                                           --------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2004............................................     4,986   $10.54   $   53     1.70%        0.00%     5.37%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................   952,418     5.71    5,441     1.70%        0.00%     6.50%
   2003............................................ 1,076,259     5.36    5,773     1.70%        0.00%    21.27%
   2002............................................ 1,159,015     4.42    5,123     1.70%        0.00%   (32.02)%
   2001............................................   813,964     6.51    5,299     1.70%        0.00%   (18.81)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004............................................   185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................   196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................   134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................    62,503     7.42      464     1.70%        0.00%   (14.35)%
 AllianceBernstein Technology Portfolio -- Class B
   2004............................................    24,392    13.94      340     1.70%        0.00%     3.30%
   2003............................................    10,640    13.50      144     1.70%        0.00%    41.35%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004............................................   118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................   137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................   146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................   127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................   132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................       208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2004............................................    87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................    61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................     3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................       378    10.61        4     1.70%        0.00%     6.11%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   674,150    11.84    7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93    7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13    3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16    1,318     1.70%        4.03%    (0.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   327,625   $14.96   $ 4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003............................................ 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    19,598    11.25       221     1.70%        0.00%    12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2004............................................ 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003............................................ 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VII:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2004.......................................... 1,359,548   $10.25   $13,941     1.70%        0.96%    (0.76)%
   2003.......................................... 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.......................................... 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..........................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2004.......................................... 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.......................................... 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..........................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..........................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2004..........................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..........................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2004.......................................... 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.......................................... 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.......................................... 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.......................................... 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%
 Small-Cap Value Equity Fund
   2004..........................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003..........................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002..........................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001..........................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2004.......................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003..........................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2004.......................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003.......................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002..........................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001..........................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2004..........................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003..........................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002..........................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001..........................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003..........................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003.......................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002.......................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001..........................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets     Expenses as a Investment
                                                          ----------------- % of Average    Income    Total
Type VII:                                          Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                         ------- ---------- ------ ------------- ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 500,456   $ 7.34   $3,675     1.70%        0.03%    15.96%
   2003.......................................... 537,768     6.33    3,405     1.70%        0.24%    18.19%
   2002.......................................... 425,478     5.36    2,281     1.70%        0.31%   (17.36)%
   2001.......................................... 362,926     6.48    2,352     1.70%        0.31%   (23.17)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................  95,439     8.45      807     1.70%        0.00%    12.28%
   2003.......................................... 100,391     7.53      756     1.70%        0.00%    24.05%
   2002.......................................... 101,020     6.07      613     1.70%        0.00%   (30.75)%
   2001.......................................... 103,526     8.76      907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2004.......................................... 256,228     3.39      868     1.70%        0.00%    (1.14)%
   2003.......................................... 467,996     3.43    1,604     1.70%        0.00%    43.99%
   2002.......................................... 318,267     2.38      757     1.70%        0.00%   (41.94)%
   2001.......................................... 185,853     4.10      762     1.70%        0.00%   (38.39)%
 Growth Portfolio -- Service Shares
   2004.......................................... 487,411     5.86    2,854     1.70%        0.00%     2.43%
   2003.......................................... 585,098     5.72    3,345     1.70%        0.00%    29.26%
   2002.......................................... 609,116     4.42    2,692     1.70%        0.00%   (27.97)%
   2001.......................................... 521,222     6.14    3,200     1.70%        0.00%   (26.19)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 544,891     6.86    3,736     1.70%        0.86%    16.67%
   2003.......................................... 593,422     5.88    3,487     1.70%        1.16%    32.25%
   2002.......................................... 447,171     4.44    1,985     1.70%        0.90%   (27.02)%
   2001.......................................... 264,963     6.09    1,614     1.70%        0.35%   (24.74)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 484,273     4.37    2,118     1.70%        0.00%    18.43%
   2003.......................................... 488,442     3.69    1,804     1.70%        0.00%    32.48%
   2002.......................................... 458,916     2.79    1,280     1.70%        0.00%   (29.34)%
   2001.......................................... 386,562     3.95    1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 658,083     5.67    3,731     1.70%        0.87%     2.75%
   2003.......................................... 831,929     5.52    4,590     1.70%        0.83%    21.58%
   2002.......................................... 844,883     4.54    3,836     1.70%        0.61%   (26.97)%
   2001.......................................... 629,158     6.21    3,907     1.70%        0.12%   (23.94)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................  21,959    11.20      246     1.70%       19.09%    11.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 595,693   $ 6.09   $3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265     5.68    4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645     4.71    2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541     6.64    2,201     1.70%        0.05%   (26.12)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 1,576,650   $10.17   $16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................. 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................. 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001.............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003.............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003.............................................     2,027    12.31        25     1.70%        0.00%    23.14%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type VII:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004.........................................    524,995   $ 3.58   $  1,880     1.70%        0.00%     7.49%
   2003.........................................    825,009     3.33      2,748     1.70%        0.00%    42.95%
   2002.........................................    329,408     2.33        768     1.70%        0.00%   (39.89)%
   2001.........................................    239,875     3.88        931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund --
   Class II
   2004.........................................    216,563    13.72      2,971     1.70%        0.22%     6.24%
   2003.........................................    112,510    12.91      1,453     1.70%        0.00%    29.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.........................................  1,231,035    11.92     14,676     1.70%        0.64%    15.43%
   2003.........................................    667,800    10.33      6,897     1.70%        0.38%    28.55%
   2002.........................................    130,719     8.03      1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2004.........................................    179,786     9.51      1,710     1.70%        0.00%     4.96%
   2003.........................................    162,892     9.06      1,476     1.70%        0.00%    24.88%
   2002.........................................     28,218     7.25        205     1.70%        0.00%   (33.80)%

Type VIII:
----------
GE Investments Funds, Inc.:
 Total Return Fund
   2004......................................... 11,448,155    11.62    133,002     1.50%        1.85%     6.57%
   2003.........................................  4,540,351    10.90     49,490     1.50%        1.69%    18.48%
   2002.........................................    616,931     9.20      5,676     1.50%        2.28%    (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.........................................    583,088    14.10      8,221     1.45%        0.00%     9.23%
   2003.........................................    197,609    12.91      2,551     1.45%        0.00%    29.08%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004.........................................    123,237    12.90      1,589     1.45%        0.00%     5.08%
   2003.........................................     56,467    12.27        693     1.45%        0.00%    22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004.........................................      4,910    10.63         52     1.45%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004.........................................     65,462    12.29        805     1.45%        0.44%     4.24%
   2003.........................................     38,071    11.79        449     1.45%        0.31%    17.91%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 1,164,217   $13.48   $15,695     1.45%        0.74%    9.61%
   2003...............................................   564,218    12.30     6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,495    10.54       121     1.45%        0.00%    5.40%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...............................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...............................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.
 VP Ultra Fund -- Class I
   2004...............................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2004...............................................     1,208    14.00        17     1.45%        0.00%   12.68%
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...............................................        98    14.24         1     1.45%        0.39%   12.82%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...............................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2004...............................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...............................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003...............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003...............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003...............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004.............................................    35,327   $11.82   $   418     1.45%        0.00%   (0.19)%
   2003.............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................. 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003.............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003.............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003.............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003.............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004.............................................        97    12.79         1     1.45%        0.55%    6.37%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.............................................       381    15.33         6     1.45%        1.16%   16.81%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003.............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2004.............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003.............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2004............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003.............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2004............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003.............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2004.............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003.............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2004............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003.............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%
 Small-Cap Value Equity Fund
   2004.............................................   689,460    14.56    10,037     1.45%        6.53%   13.48%
   2003.............................................   333,700    12.83     4,281     1.45%        0.08%   28.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income   Total
Type IX:                                            Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004.......................................... 5,993,939   $12.19   $73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44    18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2004..........................................   544,736    12.52     6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75     2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2004..........................................   315,289    12.81     4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87     1,548     1.45%        1.55%   18.66%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   132,447    13.48     1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57       529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..........................................   792,568    11.66     9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92     3,533     1.45%        1.95%    9.24%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   167,326    13.55     2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66       760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2004..........................................   219,326    15.86     3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56     1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2004..........................................     1,580    10.29        16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2004..........................................        62    14.69         1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2004..........................................        96    16.52         2     1.45%        0.00%   25.33%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................    66,522    10.88       724     1.45%        2.26%    8.78%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    26,783    11.22       300     1.45%       19.09%   12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003..........................................   164,342    11.47     1,885     1.45%        0.00%   14.69%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................   187,963   $12.79   $ 2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Total Return Series -- Service Class Shares
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003...............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003...............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004...............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003...............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003...............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003...............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................   475,092   $10.66   $ 5,064     1.45%        4.15%    6.01%
   2003............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................ 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................ 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2004............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003............................................    10,293    12.13       125     1.45%        0.00%   21.28%
Rydex Variable Trust:
 OTC Fund
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
Scudder Variable Series II
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004............................................     2,894    10.62        31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................     4,408    10.10        45     1.85%        0.44%    1.00%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................  50,807   $10.50   $  534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   1,392    10.35       14     1.85%        0.00%    3.52%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   1,660     9.90       16     1.85%        0.00%   (0.98)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2004...............................................  27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................   5,105    10.60       54     1.85%        0.00%    6.00%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  93,674    10.78    1,010     1.85%        0.00%    7.79%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2004...............................................    60,203   $11.05   $   665     1.85%        1.04%   10.52%
 Money Market Fund
   2004...............................................    38,012     9.92       377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2004...............................................    41,730    10.29       429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2004...............................................    35,170    12.42       437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2004...............................................    92,137    10.47       965     1.85%        1.59%    4.72%
 Small-Cap Value Equity Fund
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................    15,604    10.85       169     1.85%        2.26%    8.49%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................     2,062    10.83        22     1.85%        0.17%    8.35%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................     8,814    11.19        99     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  16,456   $12.07   $  199     1.85%        1.26%   20.65%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%
 Jennison Portfolio -- Class II Shares
   2004...............................................     321    10.35        3     1.85%        0.06%    3.53%
Rydex Variable Trust:
 OTC Fund
   2004...............................................   7,821    10.52       82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  10,559    10.01      106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  64,668    10.95      708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   5,205    10.22       53     1.85%        0.00%    2.20%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XI:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    42,247   $10.76   $   455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     6,317    10.62        67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     8,908    10.66        95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    27,125    10.81       293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,345    10.53        46     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................    11,112    10.91       121     1.85%        0.00%    9.15%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................    12,116    10.67       129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................   214,116    10.33     2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    17,355    10.97       190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................    16,001    10.43       167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    29,081    12.20       355     1.85%        0.00%   22.04%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................    40,814    10.23       418     1.85%        4.53%    2.30%
 Mid-Cap Equity Fund
   2004...............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2004...............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2004...............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2004............................................... 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................     3,798    10.58        40     1.85%        0.00%    5.79%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XI:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 128,105   $10.76   $1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2004.................................................  21,993    11.35      250     1.85%        0.86%   13.54%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,334    11.19       15     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................   2,119    10.85       23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  13,398    10.61      142     1.85%        0.00%    6.12%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  32,887    11.25      370     1.85%        0.00%   12.55%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................. 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004.................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................. 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.................................................   8,999    10.65       96     1.85%        0.22%    6.46%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................  15,109    11.32      171     1.85%        0.64%   13.23%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XII:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                              --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    10,413   $10.76   $   112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................        18    10.62         1     1.95%        0.62%    6.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     5,648    10.65        60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    12,931    10.81       140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,595    10.53        48     1.95%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................     3,602    10.91        39     1.95%        0.00%    9.07%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................     3,057    10.67        33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    91,441    10.33       944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    15,898    10.97       174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................       384    10.42         4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    16,419    12.20       200     1.95%        0.00%   21.96%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2004...............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2004...............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2004...............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2004............................................... 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    11,344    10.57       120     1.95%        0.00%    5.72%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XII:                                                 Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                 ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................. 14,502   $10.75   $156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2004..................................................  6,949    11.35     79     1.95%        0.86%   13.46%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004..................................................  3,813    10.84     41     1.95%        2.26%    8.41%
 Merrill Lynch Value Opportunities V.I. Fund -- Class III
   Shares
   2004..................................................  2,498    11.18     28     1.95%       19.09%   11.79%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004..................................................    627    10.84      7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class Shares
   2004..................................................  1,785    10.60     19     1.95%        0.00%    6.04%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................. 18,129    11.25    204     1.95%        0.00%   12.47%
 Nations Marsico International Opportunities Portfolio
   2004.................................................. 39,132    10.97    429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................. 47,184    10.91    515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004..................................................  8,840    11.77    104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 10,569    10.80    114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004..................................................  9,496    10.65    101     1.95%        4.15%    6.52%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 64,017    10.31    660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004..................................................    836    10.90      9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  5,016    10.64     53     1.95%        0.22%    6.39%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................. 16,006    11.32    181     1.95%        0.64%   13.16%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 17,323   $10.41   $180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  7,209    10.06     73     2.10%        0.00%    0.58%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  7,049    10.33     73     2.10%        0.00%    3.28%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2004...............................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
Federated Insurance Series:
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 13,988    10.94    153     2.10%        0.19%    9.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 12,814    10.55    135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................    249    10.07      3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  3,921     9.57     38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................  4,543    11.57     53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    455    11.22      5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  6,209    10.02     62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2004...............................................  8,064    11.03     89     2.10%        1.04%   10.27%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                               ------- ---------- ------ ------------- ---------- ------
 Money Market Fund
   2004.................................................   2,870   $ 9.90   $   28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2004.................................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2004.................................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2004.................................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2004.................................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2004................................................. 260,913    10.35    2,701     2.10%        1.85%    3.51%
 Value Equity Fund
   2004.................................................     238    10.46        2     2.10%        1.28%    4.64%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  12,181     9.99      122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................   3,089    10.42       32     2.10%        2.25%    4.18%
 International Growth Portfolio -- Service Shares
   2004.................................................  12,609    10.95      138     2.10%        0.86%    9.50%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................      99    10.83        1     2.10%        2.26%    8.30%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,130    11.17       13     2.10%       19.09%   11.67%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................     238    10.58        3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................   3,723     9.68       36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  19,041    10.94      208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  10,725    10.70      115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................     605    10.90        7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.................................................  11,911    10.15      121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004.................................................  12,740    11.04      141     2.10%        1.10%   10.43%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004..................................................  5,474   $10.32   $ 56     2.10%        0.69%    3.18%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004..................................................    298    10.90      3     2.10%        0.00%    8.96%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..................................................     79    10.65      1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................. 28,249    10.32    291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2004..................................................    556    10.95      6     2.10%        1.35%    9.55%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIV:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,967   $10.41   $   52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   7,762    12.18       95     2.10%        0.00%   21.83%
GE Investments Funds, Inc.:
 Mid-Cap Equity Fund
   2004...............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2004...............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2004...............................................   1,690    11.05       19     2.10%        6.53%   10.49%
 Total Return Fund
   2004............................................... 924,096    10.64    9,831     2.10%        1.85%    6.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004...............................................     476    10.56        5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  20,112    10.74      216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................   1,128    10.59       12     2.10%        0.00%    5.93%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  12,403    11.24      139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  23,413    10.96      257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  29,108    10.90      317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   4,778    11.76       56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   6,209    10.79       67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,215    10.64       55     2.10%        4.15%    6.41%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................  32,298    10.30      333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     376    10.89        4     2.10%        0.06%    8.94%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  20,331    11.30      230     2.10%        0.64%   13.04%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.................................................  11,143   $10.74   $  120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2004.................................................   3,295    10.62       35     2.20%        0.62%    6.19%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004.................................................   4,874    10.79       53     2.20%        0.74%    7.88%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004.................................................   2,543    10.65       27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................  35,661    10.31      368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.................................................   8,643    10.95       95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2004.................................................   3,892    10.40       40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.................................................   8,856    12.17      108     2.20%        0.00%   21.75%
GE Investments Funds, Inc.:
 Income Fund
   2004.................................................     484    10.21        5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2004.................................................   3,551    11.43       41     2.20%        1.04%   14.31%
 Money Market Fund
   2004.................................................  31,741     9.93      315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2004.................................................   2,399    11.04       26     2.20%        6.53%   10.41%
 Total Return Fund
   2004................................................. 493,492    10.63    5,246     2.20%        1.85%    6.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................   6,108    10.55       64     2.20%        0.00%    5.54%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2004.................................................   7,684    11.33       87     2.20%        0.86%   13.27%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   1,423    10.82       15     2.20%        2.26%    8.23%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................     541    11.16        6     2.20%       19.09%   11.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................  3,402   $10.59   $ 36     2.20%        0.00%    5.86%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................ 10,915    11.23    123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2004................................................ 18,027    10.95    197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................ 54,629    10.89    595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004................................................  3,172    11.75     37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004................................................  5,298    10.78     57     2.20%        6.62%    7.82%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................ 46,520    10.29    479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004................................................  2,403    10.89     26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004................................................  4,173    10.62     44     2.20%        0.22%    6.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004................................................ 14,516    10.06    146     2.00%        2.99%    0.56%
GE Investments Funds, Inc.:
 Total Return Fund
   2004................................................ 12,068    10.36    125     2.00%        1.85%    3.60%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................    289    10.65      3     2.00%        0.44%    6.46%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................     214   $10.80   $    2     2.00%        0.74%    8.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................     281    10.90        3     2.00%        0.00%    9.04%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Money Market Fund
   2004...............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Total Return Fund
   2004............................................... 118,802    10.65    1,265     2.00%        1.85%    6.45%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................   1,848    10.75       20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................     121    10.60        1     2.00%        0.00%    6.01%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2004...............................................   2,863    10.97       31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  26,364    10.91      288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   1,653    11.77       19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   1,433    10.80       15     2.00%        6.62%    7.97%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004...............................................    239   $10.65   $  3     2.00%        4.15%    6.49%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%

Type XVIII:
-----------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  3,795    10.32     39     2.10%        0.00%    3.17%
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 54,290    10.64    578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  3,651    10.74     39     2.10%        2.25%    7.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  3,610    10.90     39     2.10%        0.00%    9.01%

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE Life and Annuity Assurance Company
                       Consolidated Financial Statements

                               Table of Contents

                                                                                         Page
                                                                                         ----
Report of Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income.......................................................  F-2
Consolidated Balance Sheets.............................................................  F-3
Consolidated Statements of Stockholder's Interest.......................................  F-4
Consolidated Statements of Cash Flows...................................................  F-5
Notes to Consolidated Financial Statements..............................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules F-33
Schedule III, Supplemental Insurance Information........................................ F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

                                          /s/ KPMG LLP

Richmond, Virginia
February 12, 2005

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                              Years Ended December 31,
                              -------------------------
                                2004    2003     2002
                              -------  ------  --------
Revenues:
   Net investment income..... $ 421.0  $538.0  $  600.2
   Net realized
     investment gains........     5.7     3.9      55.3
   Premiums..................    96.8   104.0     105.3
   Cost of insurance.........   142.2   153.1     125.8
   Variable product fees.....     9.4   106.3     113.9
   Other income..............    24.8    35.5      44.9
                              -------  ------  --------
       Total revenues........   699.9   940.8   1,045.4
                              -------  ------  --------
Benefits and expenses:
   Interest credited.........   291.2   410.6     462.1
   Benefits and other
     changes in policy
     reserves................   182.8   245.7     178.2
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........    63.2   149.0      99.3
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   107.3   118.9     147.1
                              -------  ------  --------
       Total benefits
         and expenses........   644.5   924.2     886.7
                              -------  ------  --------
Income before income
  taxes and cumulative
  effect of change in
  accounting principle.......    55.4    16.6     158.7
Provision (benefit) for
  income taxes...............  (143.3)   (3.1)     42.9
                              -------  ------  --------
Income before cumulative
  effect of change in
  accounting principle.......   198.7    19.7     115.8
Cumulative effect of
  change in accounting
  principle, net of tax
  of $0.4 million............     0.7      --        --
                              -------  ------  --------
Net income................... $ 199.4  $ 19.7  $  115.8
                              =======  ======  ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
              (Dollar amounts in millions, except share amounts)


                               December 31,
                            -------------------
                              2004      2003
                            --------- ---------
Assets
 Investments:
   Fixed maturities
    available-for-sale,
    at fair value.......... $ 7,001.2 $ 9,640.7
   Equity securities
    available-for-sale,
    at fair value..........
    Common stock...........      26.8      24.7
    Preferred stock,
     non-redeemable........        --       1.3
   Mortgage loans, net
    of valuation
    allowance of $10.4
    at December 31, 2004
    and 2003...............   1,207.7   1,262.3
   Policy loans............     148.4     138.5
   Short-term investments..        --      99.6
   Other invested assets...     466.5     162.1
                            --------- ---------
    Total investments......   8,850.6  11,329.2
 Cash and cash
   equivalents.............      26.4      12.4
 Accrued investment
   income..................      81.5     127.8
 Deferred acquisition
   costs...................     248.1     897.0
 Goodwill..................      57.5     117.3
 Intangible assets.........     120.6     144.6
 Reinsurance recoverable...   2,753.8     160.7
 Deferred income tax
   asset...................       5.9        --
 Other assets..............      51.5      38.7
 Separate account assets...   8,636.7   8,034.9
                            --------- ---------
    Total assets........... $20,832.6 $20,862.6
                            ========= =========
Liabilities and
Stockholder's Interest
 Liabilities:
   Future annuity and
    contract benefits...... $ 9,604.6 $10,241.2
   Liability for policy
    and contract claims....      89.4      42.6
   Other policyholder
    liabilities............     235.9     147.8
   Other liabilities.......     676.0     399.4
   Deferred income tax
    liability..............        --     174.7
   Separate account
    liabilities............   8,636.7   8,034.9
                            --------- ---------
    Total liabilities......  19,242.6  19,040.6
                            --------- ---------
 Stockholder's interest:
   Net unrealized
    investment gains.......      72.0      87.7
   Derivatives
    qualifying as hedges...       3.3       0.4
                            --------- ---------
   Accumulated non-owner
    changes in
    stockholder's
    interest...............      75.3      88.1
   Preferred stock,
    Series A ($1,000 par
    value, $1,000
    redemption and
    liquidation value,
    200,000 shares
    authorized, 120,000
    shares issued and
    outstanding)...........     120.0     120.0
   Common stock ($1,000
    par value, 50,000
    shares authorized,
    25,651 shares issued
    and outstanding).......      25.6      25.6
   Additional paid-in
    capital................   1,061.1   1,060.6
   Retained earnings.......     308.0     527.7
                            --------- ---------
    Total stockholder's
     interest..............   1,590.0   1,822.0
                            --------- ---------
    Total liabilities
     and stockholder's
     interest.............. $20,832.6 $20,862.6
                            ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                                                                             Accumulated
                                                                    Preferred Stock Common Stock  Additional  Non-owner
                                                                    --------------  -------------  Paid-In   Changes In  Retained
                                                                     Share   Amount Share  Amount  Capital     Equity    Earnings
                                                                    -------  ------ ------ ------ ---------- ----------- --------
Balances at January 1, 2002........................................ 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)   $ 411.4
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --      115.8
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --       5.4         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      10.4         --

       Total changes other than transactions with stockholders.....

Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2002...................................... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)   $ 517.6
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --       19.7
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --      99.7         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      (1.9)        --

       Total changes other than transactions with stockholders.....

Contributed capital................................................      --      --     --    --        9.9        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2003...................................... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1    $ 527.7

Changes other than transactions with stockholder:
   Net income......................................................      --      --     --    --         --        --      199.4
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --     (15.7)        --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --       2.9         --

       Total changes other than transactions with stockholders.....
Contributed capital................................................      --      --     --    --        0.5        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --      (40.0)
Non-cash dividend declared and paid................................      --      --     --    --         --        --     (379.1)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2004...................................... 120,000  $120.0 25,651 $25.6   $1,061.1    $ 75.3    $ 308.0
                                                                    =======  ====== ====== =====   ========    ======    =======

                                                                        Total
                                                                    Stockholder's
                                                                      Interest
                                                                    -------------
Balances at January 1, 2002........................................   $1,582.2
Changes other than transactions with stockholders:
   Net income......................................................      115.8
   Net unrealized gains on investment securities (a)...............        5.4
   Derivatives qualifying as hedges (b)............................       10.4
                                                                      --------
       Total changes other than transactions with stockholders.....      131.6
                                                                      --------
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2002......................................   $1,704.2
Changes other than transactions with stockholders:
   Net income......................................................       19.7
   Net unrealized gains on investment securities (a)...............       99.7
   Derivatives qualifying as hedges (b)............................       (1.9)
                                                                      --------
       Total changes other than transactions with stockholders.....      117.5
                                                                      --------
Contributed capital................................................        9.9
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2003......................................   $1,822.0
                                                                      --------
Changes other than transactions with stockholder:
   Net income......................................................      199.4
   Net unrealized gains on investment securities (a)...............      (15.7)
   Derivatives qualifying as hedges (b)............................        2.9
                                                                      --------
       Total changes other than transactions with stockholders.....      186.6
Contributed capital................................................        0.5
Cash dividends declared and paid...................................      (40.0)
Non-cash dividend declared and paid................................     (379.1)
                                                                      --------
Balances at December 31, 2004......................................   $1,590.0
                                                                      ========

--------
(a)Presented net of deferred taxes of $8.6, $(55.9) and $(1.8) in 2004, 2003 and 2002, respectively.
(b)Presented net of deferred taxes of $(1.6), $1.0 and $(5.9) in 2004, 2003 and 2002, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                Years Ended December 31,
                            -------------------------------
                               2004       2003       2002
                            ---------  ---------  ---------
Cash flows from
 operating activities:
 Net income................ $   199.4  $    19.7  $   115.8
                            ---------  ---------  ---------
 Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Cumulative effect of
    change in accounting
    principle, net of tax..      (0.7)        --         --
   Change in future
    policy benefits........     341.1      407.5      413.2
   Net realized
    investments gains......      (5.7)      (3.9)     (55.3)
   Amortization of
    investment premiums
    and discounts..........      28.3       46.5       29.9
   Acquisition costs
    deferred...............     (89.1)    (167.7)    (116.3)
   Amortization of
    deferred acquisition
    costs and intangibles..     107.3      118.9      147.1
   Deferred income taxes...    (174.0)      18.3       21.8
   Change in certain
    assets:
    Decrease (increase)
     in:
    Accrued investment
     income................      26.6       32.6       48.0
    Other, net.............     (21.1)     (39.8)       6.6
   Change in certain
    liabilities:
    Increase (decrease)
     in:
    Policy and contract
     claims................      64.2     (183.9)      27.9
    Other policyholder
     liabilities...........      88.6      (59.6)     117.0
    Other liabilities......    (117.2)     339.0     (380.4)
                            ---------  ---------  ---------
   Net cash from
    operating activities...     447.7      527.6      375.3
                            ---------  ---------  ---------
Cash flows from
 investing activities:
 Short-term investment
   activity, net...........      99.6      178.4     (237.5)
 Proceeds from sales and
   maturities of
   investment securities
   and other invested
   assets..................   1,741.2    4,328.8    6,087.4
 Principal collected on
   mortgage and policy
   loans...................     217.5      268.6      151.2
 Purchases of investment
   securities and other
   invested assets.........  (1,498.4)  (3,819.5)  (5,464.1)
 Mortgage loan
   originations and
   increase in policy
   loans...................    (226.5)    (512.3)    (252.8)
                            ---------  ---------  ---------
     Net cash from
       investing
       activities..........     333.4      444.0      284.2
                            ---------  ---------  ---------
Cash flows from
 financing activities:
 Proceeds from issuance
   of investment
   contracts...............   1,293.0    3,107.0    3,495.1
 Redemption and benefit
   payments on
   investment contracts....  (2,024.6)  (4,044.8)  (4,112.6)
 Proceeds from
   short-term borrowings...     251.4      346.5      388.4
 Payments on short-term
   borrowings..............    (246.9)    (358.3)    (420.8)
 Cash dividends to
   stockholders............     (40.0)      (9.6)      (9.6)
                            ---------  ---------  ---------
     Net cash from
       financing
       activities..........    (767.1)    (959.2)    (659.5)
                            ---------  ---------  ---------
     Net change in cash
       and cash
       equivalents.........      14.0       12.4         --
Cash and cash
 equivalents at
 beginning of year.........      12.4         --         --
                            ---------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $    26.4  $    12.4  $      --
                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2004, 2003 and 2002
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   GE Life and Annuity Assurance Company (the "Company", "we", "us", or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

   On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI continues to own approximately 70% of Genworth's common stock.

   On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to qualified institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life) and Medicare supplement insurance.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (h) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (i) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the Consolidated Balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $406.9 million and $102.7 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $23.8 million and $0 at December 31, 2004 and 2003, respectively.

  (j) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (k) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts -- Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (m) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

   Other Intangible Assets -- We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (o) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a GMDB rider that provides for enhanced death benefits. The minimum death benefit that we contractually guarantee to be paid on receipt of proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of one or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, (c) the highest contract value on a specified anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, or (d) premium accumulated at a stated interest rate ("roll-up"), adjusted for any amounts withdrawn from the policy. In addition, we offer an Earnings Protection Rider (EPR), which pays a death benefit up to 40% of the gain in the contract. GERA, a variable deferred annuity and two variable annuity riders, the Guaranteed Income Advantage and Principal Protection Advantage, also provide for a GMDB. Essentially all of our separate account guarantees are death benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with GMDBs, including both separate account and fixed account assets, is approximately $203.3 million

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

and $992.7 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 and $0.9 million at January 1 and December 31, 2004, respectively. The death benefit exposure for the EPR was $0 and $2.5 million at January 1, and December 31, 2004, respectively.

   The following table presents our variable annuity exposure, net of reinsurance, by GMDB type at December 31, 2004:

                                         Net
                             Account    Amount
(Dollar amounts in millions)  Value  at Risk /(a)/
---------------------------- ------- ------------
    Return of premium....... $551.5      $0.2
    Ratchet.................  149.5       0.2
    Roll-up.................  174.3       0.3
    Ratchet and roll-up.....  117.4       0.2
                             ------      ----
    Total................... $992.7      $0.9
                             ======      ====

--------
(a)Net amount at risk represents the guaranteed minimum death benefit exposure, in excess of the current account value, if all contractholders died on December 31, 2004.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 63.4 years of age as of December 31, 2004.

   The liability for our GMDBs and EPR on variable annuity contracts net of reinsurance is $0.5 million at December 31, 2004. Benefits paid for GMDB and EPR were $0.1 million, net of reinsurance, for the year ended December 31, 2004. Incurred GMDB and EPR, net of reinsurance, is $0.6 million for the year ended December 31, 2004.

   The GMDB and EPR liability is determined by estimating the expected value of death benefits in excess of the projected account value (or death benefit up to the 40% of the gain in the contract for EPR) and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefits and other changes in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB and EPR liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. At December 31, 2004 the unamortized sales inducements to contractholders balance was $5.3 million. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $5.5 million, and we amortized sales inducements to contractholders of $0.2 million.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2004, 2003 and 2002 the sources of our investment income were as follows:

(Dollar amounts in millions)  2004    2003    2002
---------------------------- ------  ------  ------
  Fixed maturities.......... $360.9  $467.2  $528.8
  Equity securities.........    0.1    (0.1)    0.8
  Mortgage loans............   77.1    81.8    73.2
  Policy loans..............    7.5    10.8     6.3
  Other investments.........  (16.8)  (10.4)    0.6
                             ------  ------  ------
  Gross investment income...  428.8   549.3   609.7
    Investment expenses.....   (7.8)  (11.3)   (9.5)
                             ------  ------  ------
  Net investment income..... $421.0  $538.0  $600.2
                             ======  ======  ======

   For the years ended December 31, 2004, 2003 and 2002, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003     2002
----------------------------          -----  ------  -------
Gross realized investments:
   Gains............................. $10.7  $ 80.2  $ 181.1
   Losses, including impairments (a).  (5.0)  (76.3)  (125.8)
                                      -----  ------  -------
Net realized investments gains....... $ 5.7  $  3.9  $  55.3
                                      =====  ======  =======

--------
(a)Impairments were $(0.9) million, $(26.4) million and $(77.4) million in 2004, 2003 and 2002 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of stockholder's interest as of December 31, 2004, 2003 and 2002 are summarized as follows:

(Dollar amounts in millions)                                                                         2004    2003    2002
----------------------------                                                                        ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................................ $145.4  $204.6  $ 18.6
   Equity securities...............................................................................    6.0     3.0    (9.7)
                                                                                                    ------  ------  ------
       Subtotal....................................................................................  151.4   207.6     8.9
                                                                                                    ------  ------  ------
Adjustments to the present value of future profits and Deferred acquisitions costs.................  (40.7)  (72.6)  (29.5)
Deferred income taxes..............................................................................  (38.7)  (47.3)    8.6
                                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................... $ 72.0  $ 87.7  $(12.0)
                                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                                 2004    2003    2002
                                                                                                ------  ------  ------
(Dollar amounts in millions)
----------------------------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 87.7  $(12.0) $(17.4)
                                                                                                ------  ------  ------
Unrealized gains on investment arising during the period:
   Unrealized gain on investment securities....................................................  (52.5)  201.2    99.2
   Adjustment to deferred acquisition costs....................................................   19.7   (10.7)  (31.8)
   Adjustment to present value of future profits...............................................   12.2   (32.4)  (23.1)
   Provision for deferred income taxes.........................................................    8.6   (55.9)   (3.0)
                                                                                                ------  ------  ------
       Unrealized gains (losses) on investment securities......................................  (12.0)  102.2    41.3
Reclassification adjustments to net realized investment gains (losses) net of deferred taxes of
  $2.0, $1.4 and $19.4.........................................................................   (3.7)   (2.5)  (35.9)
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $ 72.0  $ 87.7  $(12.0)
                                                                                                ======  ======  ======

   At December 31, 2004 and 2003, the amortized cost, gross unrealized gains and losses and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                              Gross      Gross
2004                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   51.5    $  0.9     $   --    $   52.4
State and municipal..............................      0.7        --         --         0.7
Non-U.S. government..............................     97.9       7.5         --       105.4
U.S. corporate...................................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate...............................    782.7      23.0       (2.9)      802.8
Mortgage-backed..................................  1,311.1      16.4       (7.8)    1,319.7
Asset-backed.....................................    676.1       4.7       (1.2)      679.6
                                                  --------    ------     ------    --------
   Total fixed maturities........................  6,855.8     186.6      (41.2)    7,001.2
Common stocks and non-redeemable preferred stocks     20.8       6.0         --        26.8
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $6,876.6    $192.6     $(41.2)   $7,028.0
                                                  ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                              Gross      Gross
2003                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   17.5    $  0.6     $ (0.1)   $   18.0
State and municipal..............................      0.9        --         --         0.9
Non-U.S. government..............................     67.8       4.9       (0.1)       72.6
U.S. corporate...................................  5,437.3     194.9      (48.9)    5,583.3
Non-U.S. corporate...............................    874.5      27.2       (8.2)      893.5
Mortgage-backed..................................  1,819.1      33.6       (9.5)    1,843.2
Asset-backed.....................................  1,219.0      14.5       (4.3)    1,229.2
                                                  --------    ------     ------    --------
   Total fixed maturities........................  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable preferred stocks     23.0       3.0         --        26.0
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $9,459.1    $278.7     $(71.1)   $9,666.7
                                                  ========    ======     ======    ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $10.0 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.9 million, $26.4 million and $77.4 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

                                                       Less than 12 Months
-                                     -----------------------------------------------------
2004                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. government and agency........   $    7.2    $    7.2    $   --      --        4
   Non-U.S. government...............        2.9         2.9        --      --        3
   U.S. corporate....................      505.2       494.5     (10.7)    2.1%     104
   Non-U.S. corporate................      131.2       129.0      (2.2)    1.7%      30
   Asset Backed......................      222.8       221.6      (1.2)    0.5%      38
   Mortgage Backed...................      477.2       470.9      (6.3)    1.3%      76
                                        --------    --------    ------    ----      ---
Total temporarily impaired securities   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $1,344.7    $1,324.8    $(19.9)    1.5%     253
   20-50% Underwater.................        1.8         1.3      (0.5)   27.8%       2
   (greater than) 50% Underwater.....         --          --        --      --       --
                                        --------    --------    ------    ----      ---
Total fixed maturities...............   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
Investment Grade.....................   $1,220.4    $1,203.8    $(16.6)    1.4%     223
Below Investment Grade...............      106.5       103.0      (3.5)    3.3%      26
Not rated............................       19.6        19.3      (0.3)    1.5%       6
                                        --------    --------    ------    ----      ---
Total................................   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===

                                                      12 Months or More
-                                     -------------------------------------------------
2004                                   Amortized   Fair   Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost value    losses    cost   securities
----------------------------          ------------ ------ ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $285.6    $267.0   $(18.6)    6.5%      29
   State and municipal...............       0.3       0.3       --      --        1
   Non-U.S. corporate................      18.0      17.3     (0.7)    3.9%       4
   Asset Backed......................       1.6       1.6       --      --        1
   Mortgage Backed...................      57.6      56.1     (1.5)    2.6%      20
                                         ------    ------   ------    ----       --
Total temporarily impaired securities    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $338.2    $323.5   $(14.7)    4.3%      51
   20-50% Underwater.................      24.9      18.8     (6.1)   24.5%       4
   (greater than) 50% Underwater.....        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total fixed maturities...............    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
Investment Grade.....................    $220.0    $208.2   $(11.8)    5.4%      40
Below Investment Grade...............     143.1     134.1     (9.0)    6.3%      15
Not rated equities...................        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total................................    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                      Less than 12 Months
-                                     ---------------------------------------------------
2003                                   Amortized    Fair    Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost  value     losses    cost   securities
----------------------------          ------------ -------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................   $1,039.4   $1,009.2   $(30.2)    2.9%     129
   U.S. government and agencies......        7.2        7.1     (0.1)    1.4%       2
   Non-U.S. government...............       14.2       14.1     (0.1)    0.7%       4
   State and municipal...............        0.9        0.9       --      --        2
   Non-U.S. corporate................      177.3      172.4     (4.9)    2.8%      41
   Asset Backed......................      224.1      220.2     (3.9)    1.7%      22
   Mortgage Backed...................      560.3      550.9     (9.4)    1.7%      79
                                        --------   --------   ------     ---      ---
Total temporarily impaired securities   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $2,023.3   $1,974.8   $(48.5)    2.4%     277
   20-50% Underwater.................         --         --       --      --       --
   (greater than) 50% Underwater.....        0.1         --     (0.1)    100%       2
                                        --------   --------   ------     ---      ---
Total fixed maturities...............   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
Investment Grade.....................   $1,905.1   $1,862.7   $(42.4)    2.2%     257
Below Investment Grade...............      118.3      112.1     (6.2)    5.2%      22
Not rated equities...................         --         --       --      --       --
                                        --------   --------   ------     ---      ---
Total................................   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===

                                                        12 Months or More
-                                     -----------------------------------------------------
2003                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $268.2      $249.5     $(18.7)    7.0%      37
   Non-U.S. corporate................      46.1        42.8       (3.3)    7.2%       4
   Asset Backed......................      75.4        75.0       (0.4)    0.5%       6
   Mortgage Backed...................       3.9         3.8       (0.1)    2.6%       6
                                         ------      ------     ------    ----       --
Total temporarily impaired securities    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $370.7      $353.2     $(17.5)    4.7%      47
   20-50% Underwater.................      22.9        17.9       (5.0)   21.8%       6
   (greater than) 50% Underwater.....        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total fixed maturities...............    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
Investment Grade.....................    $282.9      $273.0     $ (9.9)    3.5%      29
Below Investment Grade...............     110.7        98.1      (12.6)   11.4%      24
Not rated equities...................        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total................................    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==

   The investment securities at December 31, 2004 in an unrealized loss position for less than twelve months, account for $20.4 million or 49% of the total unrealized losses. Of the securities in this category, there was no security with an unrealized loss in excess of $5.0 million.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The investment securities in an unrealized loss position for twelve months or more account for $20.8 million or 51% of the total unrealized losses. There are 35 fixed maturity securities in three industry groups that account for $14.0 million or 67% of the unrealized losses in this category.

   Twenty-two of these 35 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $5.0 million. The unrealized losses of the securities are due to a higher interest rate environment for the quarter ended December 31, 2004.

   Six of these 35 securities are in the transportation sector and are related to the airline industry. For those airline securities, which we have previously impaired, we expect to recover our carrying amount based upon underlying aircraft collateral values.

   The remaining 7 of these 35 securities are in the consumer non-cyclical sector. There is one issuer, comprising of one security, which represents $7 million. No other single issuer of fixed maturities in this sector has an unrealized loss greater than $5 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in millions)           Amortized cost Fair value
----------------------------           -------------- ----------
Due in one year less..................    $  411.5     $  413.7
Due after one year through five years.     1,886.2      1,938.3
Due after five years through ten years     1,603.9      1,662.9
Due after ten years...................       967.0        987.0
                                          --------     --------
   Subtotals..........................     4,868.6      5,001.9
Mortgage-backed securities............     1,311.1      1,319.7
Asset-backed securities...............       676.1        679.6
                                          --------     --------
   Totals.............................    $6,855.8     $7,001.2
                                          ========     ========

   As of December 31, 2004, $828.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.6 million and $5.7 million as of December 31, 2004 and 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 35%, 17% and 12% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2004, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

"Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                                                     As of December 31,
                                   ------------------------------------------------------
                                              2004                        2003
(Dollar amounts in millions)       --------------------------  --------------------------
NAIC      Rating Agency Equivalent Amortized Estimated  % of   Amortized Estimated  % of
Rating          Designation          cost    fair value total    cost    fair value total
------    ------------------------ --------- ---------- -----  --------- ---------- -----
(Dollar amounts in millions)
    1      Aaa/Aa/A............... $3,982.0   $4,025.0   57.5% $5,719.0   $5,805.7   60.2%
    2      Baa....................  2,279.0    2,361.7   33.7%  2,951.8    3,059.4   31.7%
    3      Ba.....................    408.2      430.9    6.2%    460.5      481.6    5.0%
    4      B......................    135.6      135.5    1.9%    161.7      158.2    1.6%
    5      Caa and lower..........     30.7       26.9    0.4%    101.5       91.8    1.0%
    6      In or near default.....      7.1        7.8    0.1%     40.6       43.0    0.5%
Not rated  Not rated..............     13.2       13.4    0.2%      1.0        1.0     --
                                   --------   --------  -----  --------   --------  -----
           Total fixed maturities. $6,855.8   $7,001.2  100.0% $9,436.1   $9,640.7  100.0%
                                   ========   ========  =====  ========   ========  =====

   We have limited partnership commitments outstanding of $0.4 million and $7.4 million at December 31, 2004 and December 31, 2003, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2004 and 2003, respectively, we originated $28.0 million and $44.6 million of mortgages secured by real estate in California, which represents 14% and 9% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $6.1 million and $0 as of December 31, 2004 and 2003, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million and $1.2 million as of December 31, 2004 and 2003, respectively). Average investment in impaired loans during December 31, 2004, 2003 and 2002 was $1.1 million, $2.8 million and $5.1 million and interest income earned on these loans while they were considered impaired was $0, $0.1 million and $0.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in the allowance for losses during the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                          2004  2003   2002
----------------------------                         -----  ----- -----
Balance at January 1................................ $10.4  $ 8.9 $18.2
(Benefit) provision (credited) charged to operations   1.0    1.5  (9.3)
Transfers...........................................  (0.6)    --    --
Amounts written off, net of recoveries..............  (0.4)    --    --
                                                     -----  ----- -----
Balance at December 31.............................. $10.4  $10.4 $ 8.9
                                                     =====  ===== =====

   During 2002, as part of our on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 million reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2004, 2003 and 2002 represented 0.9%, 0.8% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million and $0 of December 31, 2004 and 2003, respectively.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2004, 2003 and 2002 was as follows:

(Dollar amounts in millions)                           2004    2003     2002
----------------------------                         -------  ------  -------
Unamortized balance at January 1.................... $ 923.8  $843.3  $ 838.2
Cost deferred.......................................    89.1   167.7    116.3
Amortization, net...................................   (23.6)  (87.2)  (111.2)
Transfers due to reinsurance transactions with UFLIC  (734.1)     --       --
                                                     -------  ------  -------
Unamortized balance at December 31..................   255.2   923.8    843.3
Cumulative effect of net unrealized investment gains    (7.1)  (26.8)   (16.1)
                                                     -------  ------  -------
Balance at December 31.............................. $ 248.1  $897.0  $ 827.2
                                                     =======  ======  =======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                      2004                  2003
-                                             --------------------  --------------------
                                               Gross                 Gross
                                              Carrying Accumulated  Carrying Accumulated
(Dollar amounts in millions)                   Amount  Amortization  Amount  Amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $123.7     $(27.6)    $508.8    $(380.7)
Capitalized software.........................    31.1      (11.9)      26.2      (10.1)
Deferred sales inducements to contractholders     5.7       (0.4)        --         --
All other....................................     1.0       (1.0)       1.0       (0.6)
                                               ------     ------     ------    -------
Total........................................  $161.5     $(40.9)    $536.0    $(391.4)
                                               ======     ======     ======    =======

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in PVFP for the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                                                    2004    2003    2002
----------------------------                                                   ------  ------  ------
Unamortized balance at January 1.............................................. $173.9  $202.2  $235.1
Interest accreted as 5.2%, 5.4% and 6.0% for December 31, 2004, 2003 and 2002,
  respectively................................................................    7.1    10.2    13.2
Amortization..................................................................  (27.6)  (38.5)  (46.1)
Amounts transferred in connection with reinsurance transactions with UFLIC....  (23.7)     --      --
                                                                               ------  ------  ------
Unamortized balance December 31...............................................  129.7   173.9   202.2
Cumulative effect of net unrealized investment gains..........................  (33.6)  (45.8)  (13.4)
                                                                               ------  ------  ------
Balance at December 31........................................................ $ 96.1  $128.1  $188.8
                                                                               ======  ======  ======

   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005 11.2%
2006  9.7%
2007  8.7%
2008  7.4%
2009  6.8%

  (b) Goodwill

   As of December 31, 2004 goodwill was comprised of the following:

                             Retirement
                              Income &
(Dollar amounts in millions) Investments Protection Total
---------------------------- ----------- ---------- ------
Balance at December 31, 2002    $54.8      $52.6    $107.4
Additions...................      5.0        4.9       9.9
                                -----      -----    ------
Balance at December 31, 2003     59.8       57.5     117.3
Impairment..................     59.8         --      59.8
                                -----      -----    ------
Balance at December 31, 2004    $  --      $57.5    $ 57.5
                                =====      =====    ======

   As a result of the reinsurance transactions with UFLIC described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to Union Fidelity Life Insurance Company, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. At December 31, 2004, the in-force blocks of variable annuities and structured settlements

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

ceded to UFLIC had aggregate policyholder reserves of $2.4 billion and $0.2 billion, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We have $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2004, 28.5% of our reinsured life insurance net at risk exposure was with one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2004       2003       2002
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $24,723.4  $26,889.2  $28,964.5
Amounts ceded to other companies....  (4,045.2)  (4,129.4)  (4,575.9)
Amounts assumed from other companies   1,863.3    1,970.2    2,092.9
                                     ---------  ---------  ---------
Net in force........................ $22,541.5  $24,730.0  $26,481.5
                                     =========  =========  =========
Percentage of amount assumed to net.       8.3%       8.0%       7.9%
                                     =========  =========  =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The effects of reinsurance on premiums earned for the years ended December 31, 2004, 2003 and 2002 were as follows:

(Dollar amounts in millions)         2004    2003    2002
----------------------------        ------  ------  ------
Direct............................. $110.8  $122.9  $117.9
Assumed............................    2.5     2.5     4.8
Ceded..............................  (16.5)  (21.4)  (17.4)
                                    ------  ------  ------
Net premiums earned................ $ 96.8  $104.0  $105.3
                                    ======  ======  ======
Percentage of amount assumed to net    2.6%    2.4%    4.6%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $1,038.7 million, $77.7 million and $87.6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                       Mortality/                  December 31,
                                             Withdraw  Morbidity  Interest Rate ------------------
(Dollar amounts in millions)                Assumption Assumption  Assumption     2003     2004
----------------------------                ---------- ---------- ------------- -------- ---------
Investment contracts.......................    N/A        N/A          N/A      $7,419.5 $ 7,920.2
Limited payment contracts..................    None       (a)      4.0% -7.6%       51.9     162.4
Traditional life insurance contracts.......  Company
                                            Experience    (b)      6.0% - 7.5%     309.2     324.6
Universal life type contracts..............    N/A        N/A          N/A       1,769.1   1,780.2
Accident and health........................  Company
                                            Experience    (c)      4.5% - 7.0%      54.9      53.8
                                                                                -------- ---------
Total future annuity and contracts benefits                                     $9,604.6 $10,241.2
                                                                                ======== =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes attributable to continuing operations for the years ended December 31, 2004, 2003 and 2002 consisted of the following components:

(Dollar amounts in millions)      2004    2003   2002
----------------------------    -------  ------  -----
Current federal income tax..... $  34.2  $(21.4) $19.8
Deferred federal income tax....  (166.6)   18.3   20.8
                                -------  ------  -----
   Subtotal-federal income tax.  (132.4)   (3.1)  40.6
                                -------  ------  -----
Current state income tax.......    (3.5)     --    1.3
Deferred state income tax......    (7.4)     --    1.0
                                -------  ------  -----
   Subtotal-state income tax...   (10.9)     --    2.3
                                -------  ------  -----
       Total income tax........ $(143.3) $ (3.1) $42.9
                                =======  ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate on income from continuing operations for the years ended December 31, 2004, 2003 and 2002 is as follows:

(Dollar amounts in millions)                          2004    2003   2002
----------------------------                        ------   -----   ----
Statutory U.S. federal income tax rate.............   35.0%   35.0%  35.0%
State income tax, net of federal income tax benefit   (4.2)   (0.1)   0.5
Non-deductible goodwill amortization...............   37.8      --     --
Dividends-received deduction.......................  (11.9)  (53.1)  (9.1)
Reinsurance transactions with UFLIC................ (315.9)     --     --
Other, net.........................................    0.4    (0.8)   0.6
                                                    ------   -----   ----
   Effective rate.................................. (258.8)% (19.0)% 27.0%
                                                    ======   =====   ====

   The components of the net deferred income tax asset (liability) at December 31, 2004 and 2003 are as follows:

(Dollar amounts in millions)                           2004    2003
----------------------------                          ------ -------
Assets:
   Insurance reserves amounts........................ $ 65.7 $ 118.9
   Investments.......................................     --    11.1
   Net unrealized losses on investment securities....     --      --
   Net unrealized losses on derivatives..............     --      --
   Accruals..........................................   17.5    21.9
   Deferred tax losses...............................   11.0      --
   Other.............................................   28.8     0.6
                                                      ------ -------
       Total deferred income tax asset...............  123.0   152.5
                                                      ------ -------
Liabilities:
   Net unrealized gains on investment securities.....   38.7    47.3
   Net unrealized gains on derivatives...............    1.9     0.3
   Investments.......................................   10.4      --
   Present value of future profits...................   22.4    39.7
   Deferred acquisition costs........................    4.5   234.6
   Other.............................................   39.2     5.3
                                                      ------ -------
       Total deferred income tax liability...........  117.1   327.2
                                                      ------ -------
       Net deferred income tax asset (liability)..... $  5.9 $(174.7)
                                                      ====== =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $38.1 million for the year ended December 31, 2004. We paid federal and state taxes of $7.3 million for the year ended December 31, 2003. For the year ended December 31, 2002, we received refunds of $16.4 million.

   At December 31, 2004 and 2003, the deferred income tax asset was $5.9 million and the deferred income tax liability was $174.7 million, respectively. At December 31, 2004 and 2003, the current income tax receivable was $2.6 million and the current income tax liability was $4.8 million, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $19.3 million, $60.7 million and $36.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. We charge affiliates for certain services and for the use of facilities and equipment, which aggregated $14.3 million, $55.6 million and $58.4 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

   In May 2002, we entered into an investment management agreement with GEAM under which we paid $6.9 million in 2004 and $10.5 million in 2003 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6 million.

   GE Capital has guaranteed certain obligations under floating-rate funding agreements with a final maturity on or before June 30, 2005. This guarantee covers our obligations to contractholders and requires us to reimburse GE Capital for any payments made to contractholders under the guarantee. As of December 31, 2004, GE Capital's guarantee covered $858.0 million of outstanding floating-rate funding agreements.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 million with GNA. Interest expense under this agreement was $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2004, 2003 and 2002 respectively. We pay interest at the cost of funds of GNA Corporation, which were 2.2%, 1.3% and 2.0%, as of December 31, 2004, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2004 and 2003 were $10.7 million and $6.3 million, respectively and are included with other liabilities in the Consolidated Balance Sheets.

(9)Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.

   In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, 66 et al. (filed June 25, 2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, coversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings.  Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

      Policy Loans.  Carrying value approximates estimated fair value.

      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                           2004                           2003
                              -----------------------------  -----------------------------
                                   Assets (Liabilities)           Assets (Liabilities)
                              -----------------------------  -----------------------------
(Dollar amounts in            Notional  Carrying  Estimated  Notional  Carrying  Estimated
millions)                      Amount    Amount   Fair Value  Amount    Amount   Fair Value
---------                     -------- ---------  ---------- -------- ---------  ----------
Assets:
       Mortgage loans........     (a)  $ 1,207.7  $ 1,252.4      (a)  $ 1,262.3  $ 1,309.7
       Policy Loans..........     (a)      148.4      148.4      (a)      138.5      138.5
       Other financial
         instruments.........     (a)       23.1       23.1      (a)        0.9        0.9
Liabilities:
   Borrowings and
     related instruments:
       Borrowings............     (a)      (10.7)     (10.7)     (a)       (6.3)      (6.3)
       Investment
         contract
         benefits............     (a)   (7,419.5)  (7,492.6)     (a)   (7,920.2)  (7,969.9)
   Other firm
     commitments:
       Ordinary course
         of business
         lending
         commitments.........  $31.5          --         --      --          --         --
   Commitments to fund
     limited partnerships....  $ 0.4          --         --    $7.4          --         --

--------
(a)These financial instruments do not have notional amounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   A reconciliation of current period changes for the years ended December 31, 2004 and 2003, net of applicable income taxes in the separate component of stockholder's interest labeled "derivatives qualifying as hedges", follows:

(Dollar amounts in millions)                              2004  2003
----------------------------                              ---- -----
Net Other Comprehensive Income Balances as of January 1.. $0.4 $ 2.3
Current period decreases (increases) in fair value -- net  2.1  (0.3)
Reclassification to earnings, net........................  0.8  (1.6)
                                                          ---- -----
Balance at December 31................................... $3.3 $ 0.4
                                                          ==== =====

Hedges of Future Cash Flows

   There was $0 of ineffectiveness reported in the twelve months ended December 31, 2004 and 2003 in the fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended
December 31, 2004 and 2003 related to the hedge of future cash flows.

   The $3.3 million, net of taxes, recorded in stockholder's interest at December 31, 2004 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.8 million, net of income taxes, is expected to be reclassified to earnings in the year ending December 31, 2005. Actual amounts may vary from this amount as a result of market conditions. The amount of $0.8 million, net of income taxes, was reclassified to earnings in the year ended December 31, 2004. The amount of $(1.6) million, net of income taxes, was reclassified to earnings in the year ended December 31, 2003. No amounts were reclassified to earnings during the year ended December 31, 2004 and 2003 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   We use derivatives to hedge exposures when it makes economic sense to do so, including circumstances in which the hedging relationship does not qualify for hedge accounting as described in the following paragraph. We will also occasionally receive derivatives in the ordinary course of business. Under SFAS 133, derivatives that do not qualify for hedge accounting are marked to market through earnings.

   For certain liabilities, we engage both OTC and exchange traded financial derivatives to hedge the economic risk associated with changes in interest rates, equity prices and equity implied volatility. Although these instruments are considered to be derivatives under SFAS 133, our economic risk is similar to, and managed on the same basis as other equity instruments we hold.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

(Dollar amounts in millions)   2004   2003
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $112.7 $137.1
   Fixed maturities..........   86.4  105.4
   Other receivables.........   98.8  107.3
                              ------ ------
       Total assets.......... $297.9 $349.8
                              ====== ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which Genworth Financial provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no securitization transactions in 2004 and 2003. Sales resulted in net gains on securitizations of approximately $5.8 million in 2002. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                  December 31,
                             ----------------------
                                2004       2003
                             ---------- -----------
                                  Fair        Fair
(Dollar amounts in millions) Cost Value Cost  Value
---------------------------- ---- ----- ----- -----
Retained interests -- assets $9.7 $11.5 $14.5 $15.6
Servicing assets............   --    --    --    --
Recourse liability..........   --    --    --    --
                             ---- ----- ----- -----
Total....................... $9.7 $11.5 $14.5 $15.6
                             ==== ===== ===== =====

   Retained interest. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

Commission, Bureau of Insurance. Based on statutory results as of December 31, 2004, we are able to distribute $67.2 million in dividends in 2005 without obtaining regulatory approval.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the dividend in connection with the reinsurance transaction with UFLIC, we declared and paid dividends of $9.6 million for each of the years ended December 31, 2004, 2003 and 2002.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2004, 2003 and 2002, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2004   2003    2002
----------------------------  ------ ------  ------
Statutory net income (loss).. $105.8 $(28.0) $(48.8)
Statutory capital and surplus $817.2 $562.4  $550.7

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004 and 2003 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following is a summary of industry segment activity for December 31, 2004, 2003 and 2002:

                                                                         Retirement
(Dollar amounts in millions)                                             Income and             Corporate
December 31, 2004 -- Segment Data                                        Investments Protection and Other Consolidated
---------------------------------                                        ----------- ---------- --------- ------------
Net investment income...................................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains...........................................         --         --       5.7         5.7
Premiums................................................................        0.4       96.4        --        96.8
Other revenues..........................................................       40.0      136.4        --       176.4
                                                                          ---------   --------  --------   ---------
   Total revenues.......................................................      278.9      373.1      47.9       699.9
                                                                          ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves........      202.4      271.6        --       474.0
Underwriting, acquisition and insurance expenses, net of deferrals......       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles..............       78.6       28.7        --       107.3
                                                                          ---------   --------  --------   ---------
   Total benefits and expenses..........................................      298.1      331.4      15.0       644.5
                                                                          ---------   --------  --------   ---------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes.................................        8.2       14.8    (166.3)     (143.3)
                                                                          ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle..........................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax......        0.7         --        --         0.7
                                                                          =========   ========  ========   =========
   Net income (loss)....................................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                          =========   ========  ========   =========
Total assets............................................................  $16,742.4   $2,745.7  $1,344.5   $20,832.6
                                                                          =========   ========  ========   =========

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2003 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income (loss)......................................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains.....................................         --         --      3.9          3.9
Premiums..........................................................       (1.7)     105.7       --        104.0
Other revenues....................................................      150.8      143.8      0.3        294.9
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      551.8      402.0    (13.0)       940.8
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      362.0      294.3       --        656.3
Underwriting, acquisition and insurance expenses, net of deferrals       46.4       55.3     47.3        149.0
Amortization of deferred acquisition costs and intangibles........       84.9       34.0       --        118.9
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      493.3      383.6     47.3        924.2
                                                                    ---------   --------   ------    ---------
   Income (loss) before income taxes..............................       58.5       18.4    (60.3)        16.6
   Provision (benefit) for income taxes...........................       14.7        6.5    (24.3)        (3.1)
                                                                    ---------   --------   ------    ---------
   Net income (loss)..............................................  $    43.8   $   11.9   $(36.0)   $    19.7
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                                                    =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2002 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income.............................................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains.....................................         --         --     55.3         55.3
Premiums..........................................................        1.0      102.3      2.0        105.3
Other revenues....................................................      157.3      123.7      3.6        284.6
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      615.4      386.5     43.5      1,045.4
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      392.6      247.1      0.6        640.3
Underwriting, acquisition and insurance expenses, net of deferrals       37.1       57.8      4.4         99.3
Amortization of deferred acquisition costs and intangibles........      113.6       30.6      2.9        147.1
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      543.3      335.5      7.9        886.7
                                                                    ---------   --------   ------    ---------
   Income before income taxes.....................................       72.1       51.0     35.6        158.7
   Provision (benefit) for income taxes...........................       26.0       18.1     (1.2)        42.9
                                                                    ---------   --------   ------    ---------
   Net income.....................................................  $    46.1   $   32.9   $ 36.8    $   115.8
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                                                    =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2004 and 2003 were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------  -------------
(Dollar amounts in millions)                        2004   2003   2004    2003   2004   2003    2004    2003
----------------------------                       ------ ------ ------  ------ ------ ------  ------  ------
Net investment income............................. $129.1 $137.9 $ 84.4  $137.1 $100.0 $137.9  $107.5  $125.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Total revenues.................................... $232.2 $250.9 $119.0  $227.7 $174.5 $227.1  $174.2  $235.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $  6.5 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)................................. $  7.2 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   Under the date of February 12, 2005, we reported on the consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedule included herein. This financial statement schedule is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedule based on our audits.

   In our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
February 12, 2005

                                                                   Schedule III
                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                      Supplemental Insurance Information
                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract
                                                    Benefits &
                                                     Liability
                                       Deferred   For Policy and                   Other
                                      Acquisition    Contract       Unearned    Policyholder Premium
Segment                                  Costs        Claims        Premiums    Liabilities  Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $171.0       $ 7,474.6       $   --        $210.7     $  0.4
   Protection........................     77.1         2,219.4         24.0           1.2       96.4
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $248.1       $ 9,694.0       $ 24.0        $211.9     $ 96.8
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $817.0       $ 8,032.8       $   --        $120.2     $ (1.7)
   Protection........................     80.0         2,251.0         24.8           2.8      105.7
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $897.0       $10,283.8       $ 24.8        $123.0     $104.0
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.                                                         $  1.0
   Protection........................                                                          102.3
   Corporate and Other...............                                                            2.0
                                                                                              ------
       Total.........................                                                         $105.3
                                                                                              ======

                                                     Interest     Underwriting, Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Insurance Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $238.5       $   202.4       $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3           271.6         31.1          28.7       97.1
   Corporate & Other.................     42.2              --         15.0            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $421.0       $   474.0       $ 63.2        $107.3     $ 97.4
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $   362.0       $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5           294.3         55.3          34.0      105.4
   Corporate & Other.................    (17.2)             --         47.3            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $538.0       $   656.3       $149.0        $118.9     $103.7
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.   $457.1       $   392.6       $ 37.1        $113.6     $  1.0
   Protection........................    160.5           247.1         57.8          30.6      102.1
   Corporate & Other.................    (17.4)            0.6          4.4           2.9        2.0
                                        ------       ---------       ------        ------     ------
       Total.........................   $600.2       $   640.3       $ 99.3        $147.1     $105.1
                                        ======       =========       ======        ======     ======

                    SUPPLEMENT DATED SEPTEMBER 30, 2005 TO


                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Company

The second paragraph of "The Company" provision is deleted and replaced with the following:


Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. General Electric Company owns approximately 27% of Class A common stock shares of Genworth Financial, Inc. as of September 27, 2005. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by General Electric Company and, therefore, the Company, Capital Brokerage Corporation and GE Asset management Incorporated are affiliated companies.

                      SUPPLEMENT DATED AUGUST 2, 2005 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Legal Proceedings

The "Legal Proceedings" provision of your prospectus is replaced with the following:

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the Securities and Exchange Commission, requiring the production of documents related to "certain loss mitigation insurance products," such as finite risk reinsurance. We are cooperating fully with the SEC in connection with its subpoena. In June 2005, General Electric Company ("GE") received a subpoena from the United States Attorneys Office for the Southern District of New York, on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We are cooperating with GE in connection with GE's response to the subpoena.

This industry scrutiny also includes the commencement of investigations and other proceedings by the New York State Attorney General and other governmental authorities relating to allegations of improper conduct in connection with the payment of, and the failure to disclose, contingent commissions by insurance companies to insurance brokers and agents, the solicitation and provision of fictitious or inflated quotes, the use of inducements to brokers or companies in the sale of insurance products and the use of captive reinsurance arrangements. We have not received a subpoena or inquiry from the State of New York with respect to these matters. However, as part of industry-wide inquiries in this regard, we have received inquiries and informational requests with respect to some of these matters from other federal and state regulatory authorities. We have responded to these inquiries and informational requests and will continue to cooperate with these regulatory authorities.

Recent industry-wide inquiries also include those regarding market timing and late trading in variable annuity contracts, variable annuity sales practices/exchanges and electronic communication document retention practices. In this regard, we responded in late 2003 to a New York State Attorney General subpoena regarding market timing and late trading in variable products and mutual funds. We have not received any further inquiries from the New York State Attorney General regarding these matters, although we received inquiries and informational requests regarding these matters from other federal and state regulatory authorities. We have responded to these inquiries, follow-up inquiries and informational requests and will continue to cooperate with these regulatory authorities.

We cannot assure you that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. It is also possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

In our investment-related operations, we are subject to, and may become subject to further litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships.

Except as described below, there have been no material developments in any of the legal proceedings identified in Part 1, Item 3 of our Annual Report on Form 10-K for the year ended December 31, 2004. In addition there were no new material legal proceedings during the quarter.

In a prior prospectus supplement, we identified settlements in principle with two groups of class members who had elected to exclude themselves from the class action settlement in McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co. During the second quarter of 2005, those settlements in principle were finalized.

Capital Brokerage Corporation, the principal underwriter, is not engaged in any litigation of any material nature. However, Capital Brokerage Corporation, like other insurance company principal underwriters, face significant risk or litigation and regulatory investigations and actions in the ordinary course of operating our business. Although it is not anticipated that any actions described in this "Legal Proceedings" section will have an adverse impact on Capital Brokerage Corporation, the Separate Account, or us there can be no assurance at this time.

                        SUPPLEMENT DATED MAY 2, 2005 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                                  THROUGH ITS

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Portfolios

  FAM Variable Series Funds, Inc.

Effective May 1, 2005, Merrill Lynch Variable Series Funds, Inc. will be known as FAM Variable Series Funds, Inc. The names of the following Portfolios of the Fund, which are available under your Contract, will also change effective May 1, 2005:

---------------------------------------------------------------------------------------
                   Old Name                                    New Name
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Merrill Lynch Basic Value V.I. Fund --         Mercury Basic Value V.I. Fund --
Class III Shares                               Class III Shares
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Merrill Lynch Global Allocation V.I. Fund --   Mercury Global Allocation V.I. Fund --
Class III Shares                               Class III Shares
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I. Fund --    Mercury Large Cap Growth V.I. Fund --
Class III Shares                               Class III Shares
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Merrill Lynch Value Opportunities V.I. Fund -- Mercury Value Opportunities V.I. Fund --
Class III Shares                               Class III Shares
---------------------------------------------------------------------------------------

The investment adviser for each Portfolio is Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors.

All references in the prospectus to the Fund, the Portfolios, and the investment adviser are revised accordingly.

Please refer to the prospectus and any prospectus supplements for FAM Variable Series Funds, Inc. and its Portfolios for additional information.

  Janus Aspen Series

The investment objective of the Janus Aspen Series -- Balanced Portfolio is revised in the prospectus to read as follows:

   Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

The investment objective of the Janus Aspen Series -- Forty Portfolio is revised in the prospectus to read as follows:

   A non-diversified* portfolio that seeks long-term growth of capital.

   * A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Please refer to the prospectus and any prospectus supplements for the Janus Aspen Series -- Balanced Portfolio and the Janus Aspen Series -- Forty Portfolio for additional information.

                     GE Life & Annuity Separate Account 4
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes flexible premium variable deferred annuity contracts (the "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, GE Life & Annuity Separate Account 4 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of Contract Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
 AIM V.I. Basic Value Fund -- Series II shares
 AIM V.I. Blue Chip Fund -- Series I shares
 AIM V.I. Capital Appreciation Fund -- Series I shares
 AIM V.I. International Growth Fund -- Series II shares
 AIM V.I. Premier Equity Fund -- Series I shares
 AIM V.I. Real Estate Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio  --
   Class B (formerly, AllianceBernstein Technology
   Portfolio)
 AllianceBernstein Growth and Income Portfolio --
   Class B
 AllianceBernstein International Value Portfolio --
   Class B
 AllianceBernstein Large Cap Growth Portfolio  --
   Class B (formerly, AllianceBernstein Premier
   Growth Portfolio)

American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
 VP International Fund -- Class I
 VP Ultra(R) Fund -- Class I
 VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II

Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares**

Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
 VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
 Federated High Income Bond Fund II* -- Service
   Shares
 Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
  VIP Asset Manager/SM/ Portfolio -- Service Class 2
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2
  VIP Mid Cap Portfolio -- Service Class 2
  VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
  Franklin Income Securities Fund -- Class 2 Shares
  Franklin Large Cap Growth Securities Fund --Class 2 Shares
  Mutual Shares Securities Fund -- Class 2 Shares
  Templeton Foreign Securities Fund -- Class 2 Shares
  Templeton Global Asset Allocation Fund -- Class 2 Shares

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Value Equity Fund
  Total Return Fund
  U.S. Equity Fund
  Value Equity Fund

Goldman Sachs Variable Insurance Trust:
  Goldman Sachs Mid Cap Value Fund

Greenwich Street Series Fund:
  Salomon Brothers Variable Aggressive Growth Fund -- Class II

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Forty Portfolio -- Service Shares (formerly, Capital Appreciation Portfolio)

J.P. Morgan Series Trust II:
  Bond Portfolio
  International Equity Portfolio
  Mid Cap Value Portfolio
  Small Company Portfolio
  U.S. Large Cap Core Equity Portfolio

Merrill Lynch Variable Series Funds, Inc.:
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares
  Merrill Lynch Global Allocation V.I. Fund -- Class III Shares
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares
  Merrill Lynch Value Opportunities V.I. Fund --  Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series -- Service Class Shares
  MFS(R) Investors Trust Series -- Service Class Shares
  MFS(R) New Discovery Series -- Service Class Shares
  MFS(R) Strategic Income Series -- Service Class Shares
  MFS(R) Total Return Series -- Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Nations Separate Account Trust:
  Nations Marsico Growth Portfolio
  Nations Marsico International Opportunities Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA --
    Service Shares
  Oppenheimer Balanced Fund/VA -- Service Shares
  Oppenheimer Capital Appreciation Fund/VA --
    Service Shares
  Oppenheimer Global Securities Fund/VA -- Service Shares
  Oppenheimer Main Street Fund/VA -- Service Shares
  Oppenheimer Main Street Small Cap Fund/VA --Service Shares

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund, Inc.:
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Rydex Variable Trust:
  OTC Fund

Salomon Brothers Variable Series Funds Inc:
  Salomon Brothers Variable All Cap Fund -- Class II
  Salomon Brothers Variable Total Return Fund  --
    Class II

Scudder Variable Series II:
  Scudder Technology Growth Portfolio -- Class B Shares
  SVS Dreman High Return Equity Portfolio -- Class B Shares
  SVS Dreman Small Cap Value Portfolio -- Class B Shares

Van Kampen Life Investment Trust:
  Comstock Portfolio -- Class II Shares
  Emerging Growth Portfolio -- Class II Shares

The following Portfolio is not available to new purchase payments or transfers on or after November 15, 2004:

  Janus Aspen Series:
   International Growth Portfolio -- Service Shares

The following Portfolios of the Funds are not available to contracts issued on or after May 1, 2003:

AIM Variable Insurance Funds:
  AIM V.I. Growth Fund -- Series I Shares

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Small Cap Growth Portfolio -- Class B

Janus Aspen Series:
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Large Cap Growth Portfolio -- Service Shares (formerly, Growth Portfolio) Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) --
    Administrative Class Shares

  * These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.
 ** The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please not that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated April 29, 2005, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is April 29, 2005.

Table of Contents


                  Definitions.................................................

                  Fee Tables..................................................
                     Examples.................................................

                  Synopsis....................................................

                  Condensed Financial Information.............................

                  Investment Results..........................................

                  Financial Statements........................................

                  The Company.................................................

                  The Separate Account........................................
                     The Portfolios...........................................
                     Subaccounts..............................................
                     Voting Rights............................................

                  The Guarantee Account.......................................

                  Charges and Other Deductions................................
                     Transaction Expenses.....................................
                     Deductions From the Separate Account.....................
                     Other Charges............................................

                  The Contract................................................
                     Purchase of the Contract.................................
                     Ownership................................................
                     Assignment...............................................
                     Purchase Payments........................................
                     Valuation Day and Valuation Period.......................
                     Allocation of Purchase Payments..........................
                     Valuation of Accumulation Units..........................

                  Transfers...................................................
                     Transfers Before the Annuity Commencement Date...........
                     Transfers From the Guarantee Account to the Subaccounts.. Transfers From the Subaccounts to the Guarantee Account..
                     Transfers Among the Subaccounts..........................
                     Telephone/Internet Transactions..........................
                     Confirmation of Transactions.............................
                     Special Note on Reliability..............................
                     Transfers by Third Parties...............................
                     Special Note on Frequent Transfers.......................
                     Dollar Cost Averaging Program............................

                     Portfolio Rebalancing Program............................
                     Guarantee Account Interest Sweep Program.................

                  Surrenders and Partial Withdrawals..........................
                     Surrenders and Partial Withdrawals.......................
                     Restrictions on Distributions From Certain Contracts.....
                     Systematic Withdrawal Program............................
                     Annuity Cross Funding Program............................

                  The Death Benefit...........................................
                     Death Benefit at Death of Any Annuitant Before Annuity
                       Commencement Date......................................
                     Optional Death Benefit...................................
                     Optional Enhanced Death Benefit..........................
                     When We Calculate the Death Benefit......................
                     Death of an Owner or Joint Owner Before the Annuity
                       Commencement Date......................................
                     Death of Owner, Joint Owner, or Annuitant After Income
                       Payments Begin.........................................

                  Income Payments.............................................
                     Income Payments and the Annuity Commencement Date........
                     Optional Payment Plans...................................
                     Variable Income Payments.................................
                     Transfers After the Annuity Commencement Date............

                  Federal Tax Matters.........................................
                     Introduction.............................................
                     Taxation of Non-Qualified Contracts......................
                     Section 1035 Exchanges...................................
                     Qualified Retirement Plans...............................
                     Federal Income Tax Withholding...........................
                     State Income Tax Withholding.............................
                     Tax Status of the Company................................
                     Changes in the Law.......................................

                  Requesting Payments.........................................

                  Sale of the Contracts.......................................

                  Additional Information......................................
                     Owner Questions..........................................
                     Return Privilege.........................................
                     State Regulation.........................................
                     Evidence of Death, Age, Gender or Survival...............

                     Records and Reports......................................
                     Other Information........................................
                     Legal Proceedings........................................

                  Appendix A -- The Death Benefit.............................

                  Appendix B -- Condensed Financial Information...............

                  Table of Contents for Statement of Additional Information

Definitions

                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

                      Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

                      Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      Funding Annuity -- This variable deferred annuity issued by GE Life and Annuity; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Separate Account -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

                      Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase Number of Full and  Surrender Charge as payments partially withdrawn or surrendered) Partially Completed a Percentage of the
                                              Years Since We      Purchase Payment
                                              Received the        Partially Withdrawn or
                                              Purchase Payment    Surrendered/1,2/
                                              ------------------------------------------
                                                       1                    6%
                                                       2                    6%
                                                       3                    6%
                                                       4                    6%
                                                       5                    5%
                                                       6                    4%
                                                       7                    0%
----------------------------------------------------------------------------------------
               Transfer Charge                                $10.00/3/
----------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

                    /2/ Any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

                    /3/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                                                  $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                                     Annuitant (Joint        Either Annuitant Over
                                                     Annuitant, if any) Age  Age 70 at Issue
                                                     70 or Younger at
                                                     Issue
                                                     ---------------------------------------------
  Mortality and Expense Risk Charge                          1.35%                   1.55%
--------------------------------------------------------------------------------------------------
  Administrative Expense Charge                                                             0.15%
--------------------------------------------------------------------------------------------------
Optional Benefits
 (as a percentage of your Contract Value at the time the charge is taken)/2/
--------------------------------------------------------------------------------------------------
  Optional Death Benefit Rider                                                           0.25%/3/
--------------------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                                  0.35%/4/
--------------------------------------------------------------------------------------------------
                                                     Annuitant (Joint        Either Annuitant Over
                                                     Annuitant, if any) Age  Age 70 at Issue
                                                     70 or Younger at
                                                     Issue
                                                     ---------------------------------------------
Maximum Total Separate Account Annual Expenses/5/            2.10%                   2.30%
--------------------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ All charges for the optional benefits are taken in
                        arrears on each contract anniversary and at the time the contract is surrendered.

                    /3/ The charge is based on the Contract Value at the time
                        the charge is assessed.

                    /4/ The charge is based on your prior contract year's
                        average Contract Value. Currently we deduct 0.20% of your prior contract year's average Contract Value.

                    /5/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   3.03%
                       ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2004. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES
                      These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Enhanced Death Benefit Rider
                           and the Optional Death Benefit Rider; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                          1 Year    3 Years   5 Years  10 Years
                                         --------- --------- --------- ---------
             Costs Based on Maximum
               Annual Portfolio Expenses $1,083.72 $2,175.55 $3,183.47 $5,507.10

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                           1 Year   3 Years   5 Years  10 Years
                                           ------- --------- --------- ---------
               Costs Based on Maximum
                 Annual Portfolio Expenses $543.72 $1,635.55 $2,733.47 $5,507.10

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account Annual Expenses of 1.70% (deducted
                           daily at an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.10% of the Contract Value);

                         . a maximum charge of 0.35% for the Optional Enhanced
                           Death Benefit Rider (an annual rate as a percentage of the prior contract year's Contract Value); and

                         . a charge of 0.25% for the Optional Death Benefit
                           Rider (an annual rate as a percentage of the Contract Value).

                      If one or all of the available rider options are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven years, we will assess a surrender charge ranging from 0% to 6%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts through the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The
                      Contract -- Purchase Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income
                      Payments -- Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Federal Tax Matters" provision in this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision for more information.

                      Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision in this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision in this prospectus.

                      What are the Federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with annual contract charges and with or without surrender charges. Results calculated without surrender charges will be higher.

                      Total returns assume an initial investment of $1,000 and includes the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 or service share fees), and the charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the charges for the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements for the Company and its subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company


                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation. Genworth Financial, Inc. directly owns GNA Corporation. Genworth Financial, Inc. is indirectly owned by the General Electric Company. GE Asset Management Incorporated, the investment adviser to GE Investments Funds, Inc., is also indirectly owned by the General Electric Company and, therefore, the company, Capital Brokerage Corporation and GE Asset Management Incorporated are affiliated companies.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS
                      There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your purchase payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS
                      You may allocate purchase payments in up to 20 Subaccounts of the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                          Adviser (and Sub-Adviser(s),
                Subaccount Investing In                      Investment Objective                as applicable)
                ------------------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Aggressive Growth            Seeks to achieve long-term growth   A I M Advisors, Inc.
INSURANCE FUNDS Fund -- Series I shares               of capital.
                ------------------------------------------------------------------------------------------------------
                AIM V.I. Basic Value Fund --          Seeks to provide long-term growth   A I M Advisors, Inc.
                Series II shares                      of capital.
                ------------------------------------------------------------------------------------------------------
                AIM V.I. Blue Chip Fund --            Seeks to provide long-term growth   A I M Advisors, Inc.
                Series I shares                       of capital.
                ------------------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation         Seeks to provide growth of capital. A I M Advisors, Inc.
                Fund -- Series I shares
                ------------------------------------------------------------------------------------------------------
                AIM V.I. Growth Fund --               Seeks to achieve growth of capital. A I M Advisors, Inc.
                Series I shares
                ------------------------------------------------------------------------------------------------------
                AIM V.I. International Growth Fund -- Seeks to provide long-term growth   A I M Advisors, Inc.
                Series II shares                      of capital.
                ------------------------------------------------------------------------------------------------------
                AIM V.I. Premier Equity Fund --       Seeks to achieve long-term growth   A I M Advisors, Inc.
                Series I shares                       of capital. Income is a secondary
                                                      objective.
                ------------------------------------------------------------------------------------------------------
                AIM V.I. Real Estate Fund --          Seeks to achieve high total return. A I M Advisors, Inc.
                Series II shares                                                          (subadvised by INVESCO
                                                                                          Institutional (N.A.), Inc.)
                ------------------------------------------------------------------------------------------------------

                                                                                                   Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                       Investment Objective                as applicable)
                        -------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Global Technology   Seeks growth of capital. Current     Alliance Capital Management,
VARIABLE PRODUCTS       Portfolio -- Class B (formerly,       income is incidental to the          L.P.
SERIES FUND, INC.       AllianceBernstein Technology          portfolio's objective.
                        Portfolio)
                        -------------------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and          Seeks reasonable current income      Alliance Capital Management,
                        Income Portfolio -- Class B           and reasonable opportunity for       L.P.
                                                              appreciation through investments
                                                              primarily in dividend- paying
                                                              common stocks of good quality.
                        -------------------------------------------------------------------------------------------------------
                        AllianceBernstein International Value Seeks long-term growth of capital.   Alliance Capital Management,
                        Portfolio -- Class B                                                       L.P.
                        -------------------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap Growth    Seeks growth of capital by pursuing  Alliance Capital Management,
                        Portfolio -- Class B (formerly,       aggressive investment policies.      L.P.
                        AllianceBernstein Premier Growth
                        Portfolio)
                        -------------------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap           Seeks growth of capital by pursuing  Alliance Capital Management,
                        Growth Portfolio -- Class B           aggressive investment policies.      L.P.
                                                              Current income is incidental to the
                                                              portfolio's objective.
                        -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Income & Growth Fund --            Seeks capital growth. Income is a    American Century Investment
VARIABLE PRODUCTS, INC. Class I                               secondary objective.                 Management, Inc.
                        -------------------------------------------------------------------------------------------------------
                        VP International Fund -- Class I      Seeks capital growth.                American Century Investment
                                                                                                   Management, Inc.
                        -------------------------------------------------------------------------------------------------------
                        VP Ultra(R) Fund -- Class I           Seeks long-term capital growth.      American Century Investment
                                                                                                   Management, Inc.
                        -------------------------------------------------------------------------------------------------------
                        VP Value Fund -- Class I              Seeks long-term capital growth.      American Century Investment
                                                              Income is a secondary objective.     Management, Inc.
                        -------------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund --       Pursues long-term total return using American Century Investment
VARIABLE PORTFOLIOS     Class II                              a strategy that seeks to protect     Management, Inc.
II, INC.                                                      against U.S. inflation.
                        -------------------------------------------------------------------------------------------------------
DREYFUS                 Dreyfus Investment Portfolios --      Seeks investment returns that are    The Dreyfus Corporation
                        MidCap Stock Portfolio -- Initial     greater than the total return
                        Shares                                performance of publicly traded
                                                              common stocks of medium-sized
                                                              domestic companies in the aggregate
                                                              as represented by the Standard &
                                                              Poor's 400 MidCap Index.
                        -------------------------------------------------------------------------------------------------------
                        Dreyfus Variable Investment           Seeks as high a level of current     The Dreyfus Corporation
                        Fund -- Money Market Portfolio        income as is consistent with the
                                                              preservation of capital./1/
                        -------------------------------------------------------------------------------------------------------
                        The Dreyfus Socially Responsible      Seeks capital growth, with current   The Dreyfus Corporation
                        Growth Fund, Inc. -- Initial          income as a secondary objective.
                        Shares
                        -------------------------------------------------------------------------------------------------------

                    /1/ An investment in the portfolio is not insured or
                        guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

                                                                                                   Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                        Investment Objective                  as applicable)
                     ------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE VT Floating-Rate Income Fund           Seeks high current income.           Eaton Vance Management
TRUST
                     ------------------------------------------------------------------------------------------------------------
                     VT Worldwide Health Sciences Fund      Seeks long-term capital growth by    OrbiMed Advisors LLC
                                                            investing in a worldwide and
                                                            diversified portfolio of health
                                                            science companies.
                     ------------------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE   Evergreen VA Omega Fund --             Seeks long-term capital growth.      Evergreen Investment
ANNUITY TRUST        Class 2                                                                     Management Company, LLC
                     ------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income Bond             Seeks high current income by         Federated Investment
SERIES               Fund II -- Service Class               investing in lower-rated corporate   Management Company
                                                            debt obligations, commonly referred
                                                            to as "junk bonds."
                     ------------------------------------------------------------------------------------------------------------
                     Federated Kaufmann Fund II --          Seeks capital appreciation.          Federated Equity Management
                     Service Shares                                                              Company of Pennsylvania
                                                                                                 (subadvised by Federated
                                                                                                 Global Investment
                                                                                                 Management Corp.)
                     ------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolio --     Seeks to obtain high total return    Fidelity Management &
INSURANCE PRODUCTS   Service Class 2                        with reduced risk over the long-term Research Company (subadvised
FUND                                                        by allocating its assets among       by Fidelity Management &
                                                            stocks, bonds, and short-term        Research (U.K.) Inc., Fidelity
                                                            instruments.                         Management & Research (Far
                                                                                                 East) Inc., Fidelity Investments
                                                                                                 Japan Limited, Fidelity
                                                                                                 Investments Money
                                                                                                 Management Inc. and FMR Co.,
                                                                                                 Inc.)
                     ------------------------------------------------------------------------------------------------------------
                     VIP Contrafund(R) Portfolio -- Service Seeks long-term capital              Fidelity Management &
                     Class 2                                appreciation.                        Research Company (subadvised
                                                                                                 by Fidelity Management &
                                                                                                 Research (U.K.) Inc., Fidelity
                                                                                                 Management & Research (Far
                                                                                                 East) Inc., Fidelity Investments
                                                                                                 Japan Limited and FMR Co.,
                                                                                                 Inc.)
                     ------------------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital Appreciation       Seeks capital appreciation.          Fidelity Management &
                     Portfolio -- Service Class 2                                                Research Company (subadvised
                                                                                                 by Fidelity Management &
                                                                                                 Research (U.K.) Inc., Fidelity
                                                                                                 Management & Research (Far
                                                                                                 East) Inc., Fidelity Investments
                                                                                                 Japan Limited and FMR Co., Inc.)
                     ------------------------------------------------------------------------------------------------------------
                     VIP Equity-Income Portfolio -- Service Seeks reasonable income by           Fidelity Management &
                     Class 2                                investing primarily in income-       Research Company
                                                            producing equity securities. In      (subadvised by FMR Co., Inc.)
                                                            choosing these securities, the fund
                                                            will also consider the potential for
                                                            capital appreciation. The fund's
                                                            goal is to achieve a yield which
                                                            exceeds the composite yield on the
                                                            securities comprising the Standard
                                                            & Poor's 500/SM/ Index (S&P 500(R)).
                     ------------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                     Investment Objective                 as applicable)
                   --------------------------------------------------------------------------------------------------------
                   VIP Growth Portfolio -- Service      Seeks to achieve capital           Fidelity Management &
                   Class 2                              appreciation.                      Research Company
                                                                                           (subadvised by FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Growth & Income Portfolio --     Seeks high total return through a  Fidelity Management &
                   Service Class 2                      combination of current income and  Research Company (subadvised
                                                        capital appreciation.              by Fidelity Management &
                                                                                           Research (U.K.) Inc., Fidelity
                                                                                           Management & Research (Far
                                                                                           East) Inc., Fidelity Investments
                                                                                           Japan Limited and FMR Co.,
                                                                                           Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Mid Cap Portfolio --             Seeks long-term growth of capital. Fidelity Management &
                   Service Class 2                                                         Research Company
                                                                                           (subadvised by Fidelity
                                                                                           Management & Research
                                                                                           (U.K.), Inc. and Fidelity
                                                                                           Management & Research Far
                                                                                           East Inc.)
                   --------------------------------------------------------------------------------------------------------
                   VIP Value Strategies Portfolio --    Seeks capital appreciation.        Fidelity Management &
                   Service Class 2                                                         Research Company (subadvised
                                                                                           by FMR Co., Inc.)
                   --------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON Franklin Income Securities Fund --   Seeks to maximize income while     Franklin Advisers, Inc.
VARIABLE INSURANCE Class 2 Shares                       maintaining prospects for capital
PRODUCTS TRUST                                          appreciation.
                   --------------------------------------------------------------------------------------------------------
                   Franklin Large Cap Growth            Seeks capital appreciation.        Franklin Advisers, Inc.
                   Securities Fund -- Class 2 Shares
                   --------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Fund --     Seeks capital appreciation. Income Franklin Mutual Advisers, LLC
                   Class 2 Shares                       is a secondary goal.
                   --------------------------------------------------------------------------------------------------------
                   Templeton Foreign Securities Fund -- Seeks long-term capital growth.    Templeton Investment
                   Class 2 Shares                                                          Counsel, LLC (subadvised
                                                                                           by Franklin Advisers, Inc.)
                   --------------------------------------------------------------------------------------------------------
                   Templeton Global Asset Allocation    Seeks high total return.           Templeton Investment
                   Fund -- Class 2 Shares                                                  Counsel, LLC (subadvised
                                                                                           by Franklin Advisers, Inc.)
                   --------------------------------------------------------------------------------------------------------
GE INVESTMENTS     Income Fund                          Seeks maximum income consistent    GE Asset Management
FUNDS, INC.                                             with prudent investment            Incorporated
                                                        management and the preservation
                                                        of capital.
                   --------------------------------------------------------------------------------------------------------
                   Mid-Cap Equity Fund (formerly,       Seeks long-term growth of capital  GE Asset Management
                   Mid-Cap Value Equity Fund)           and future income.                 Incorporated
                   --------------------------------------------------------------------------------------------------------
                   Money Market Fund                    Seeks a high level of current      GE Asset Management
                                                        income consistent with the         Incorporated
                                                        preservation of capital and the
                                                        maintenance of liquidity.
                   --------------------------------------------------------------------------------------------------------
                   Premier Growth Equity Fund           Seeks long-term growth of capital  GE Asset Management
                                                        and future income rather than      Incorporated
                                                        current income.
                   --------------------------------------------------------------------------------------------------------
                   Real Estate Securities Fund          Seeks maximum total return         GE Asset Management
                                                        through current income and capital Incorporated (subadvised by
                                                        appreciation.                      Seneca Capital Management)
                   --------------------------------------------------------------------------------------------------------

                                                                                                 Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                         Investment Objective                 as applicable)
                   ----------------------------------------------------------------------------------------------------------
                   S&P 500(R) Index Fund/1/               Seeks growth of capital and            GE Asset Management
                                                          accumulation of income that            Incorporated (subadvised by
                                                          corresponds to the investment          SSgA Funds Management, Inc.)
                                                          return of S&P's 500 Composite
                                                          Stock Index.
                   ----------------------------------------------------------------------------------------------------------
                   Small-Cap Value Equity Fund            Seeks long-term growth of capital.     GE Asset Management
                                                                                                 Incorporated (subadvised by
                                                                                                 Palisade Capital Management,
                                                                                                 L.L.C.)
                   ----------------------------------------------------------------------------------------------------------
                   Total Return Fund                      Seeks the highest total return         GE Asset Management
                                                          composed of current income and         Incorporated
                                                          capital appreciation, as is consistent
                                                          with prudent investment risk.
                   ----------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund                       Seeks long-term growth of capital.     GE Asset Management
                                                                                                 Incorporated
                   ----------------------------------------------------------------------------------------------------------
                   Value Equity Fund                      Seeks long-term growth of capital      GE Asset Management
                                                          and future income.                     Incorporated
                   ----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Mid Cap Value Fund       Seeks long-term capital                Goldman Sachs Asset
VARIABLE INSURANCE                                        appreciation.                          Management, L.P.
TRUST
                   ----------------------------------------------------------------------------------------------------------
GREENWICH STREET   Salomon Brothers Variable              Seeks capital appreciation.            Salomon Brothers Asset
SERIES FUND        Aggressive Growth Fund -- Class II                                            Management Inc
                   ----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio -- Service Shares   Seeks long-term capital growth.        Janus Capital Management
                                                                                                 LLC
                   ----------------------------------------------------------------------------------------------------------
                   Forty Portfolio -- Service Shares      Seeks long-term growth of capital.     Janus Capital Management
                   (formerly, Capital Appreciation                                               LLC
                   Portfolio)
                   ----------------------------------------------------------------------------------------------------------
                   Global Life Sciences Portfolio --      Seeks long-term growth of capital.     Janus Capital Management
                   Service Shares                                                                LLC
                   ----------------------------------------------------------------------------------------------------------
                   Global Technology Portfolio -- Service A non-diversified2 portfolio that      Janus Capital Management
                   Shares                                 seeks long-term growth of capital.     LLC
                   ----------------------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio -- Service  Seeks long-term growth of capital in   Janus Capital Management
                   Shares (formerly, Growth Portfolio)    a manner consistent with               LLC
                                                          preservation of capital.
                   ----------------------------------------------------------------------------------------------------------
                   Mid Cap Growth Portfolio -- Service    Seeks long-term growth of capital.     Janus Capital Management
                   Shares                                                                        LLC
                   ----------------------------------------------------------------------------------------------------------
                   Worldwide Growth Portfolio -- Service  Seeks long-term growth of capital in   Janus Capital Management
                   Shares                                 a manner consistent with               LLC
                                                          preservation of capital.
                   ----------------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                          Investment Objective
                       -------------------------------------------------------------------------------
J.P. MORGAN SERIES     Bond Portfolio                           Seeks high total return consistent
TRUST II                                                        with moderate risk of capital and
                                                                maintenance of liquidity.
                       -------------------------------------------------------------------------------
                       International Equity Portfolio           Seeks to provide high total return
                                                                from a portfolio of equity securities
                                                                of foreign companies.
                       -------------------------------------------------------------------------------
                       Mid Cap Value Portfolio                  Seeks growth from capital
                                                                appreciation.

                       -------------------------------------------------------------------------------
                       Small Company Portfolio                  Seeks to provide high total return
                                                                from a portfolio of small company
                                                                stocks.
                       -------------------------------------------------------------------------------
                       U.S. Large Cap Core Equity Portfolio     Seeks to provide high total return
                                                                from a portfolio of selected equity
                                                                securities.
                       -------------------------------------------------------------------------------
MERRILL LYNCH VARIABLE Merrill Lynch Basic Value V.I. Fund --   Seeks capital appreciation, and
SERIES FUNDS, INC.     Class III Shares                         secondarily, income.
                       -------------------------------------------------------------------------------
                       Merrill Lynch Global Allocation V.I.     Seeks high total investment return.
                       Fund -- Class III Shares
                       -------------------------------------------------------------------------------
                       Merrill Lynch Large Cap Growth V.I.      Seeks long-term capital growth.
                       Fund -- Class III Shares
                       -------------------------------------------------------------------------------
                       Merrill Lynch Value Opportunities V.I.   Seeks long-term growth of capital.
                       Fund -- Class III Shares (formerly,
                       Merrill Lynch Small Cap Value V.I.
                       Fund)
                       -------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Growth Stock            Seeks long-term growth of capital
INSURANCE TRUST        Series -- Service Class Shares           and future income rather than
                                                                current income.
                       -------------------------------------------------------------------------------
                       MFS(R) Investors Trust Series --         Seeks long-term growth of capital
                       Service Class Shares                     and secondarily reasonable current
                                                                income.
                       -------------------------------------------------------------------------------
                       MFS(R) New Discovery Series --           Seeks capital appreciation.
                       Service Class Shares
                       -------------------------------------------------------------------------------
                       MFS(R) Strategic Income Series --        Seeks high current income.
                       Service Class Shares                     Significant capital appreciation is a
                                                                secondary objective.
                       -------------------------------------------------------------------------------
                       MFS(R) Total Return Series -- Service    Seeks above-average income.
                       Class Shares                             Reasonable opportunity for growth
                                                                of capital and income is a
                                                                secondary objective.
                       -------------------------------------------------------------------------------
                       MFS(R) Utilities Series -- Service Class Seeks capital growth and current
                       Shares                                   income.
                       -------------------------------------------------------------------------------
NATIONS SEPARATE       Nations Marsico Growth Portfolio         Seeks long-term growth of capital.
ACCOUNT TRUST

                       -------------------------------------------------------------------------------

                                          Adviser (and Sub-Adviser(s),
Subaccount Investing In                          as applicable)
-----------------------------------------------------------------------
Bond Portfolio                           J.P. Morgan Investment
                   Management, Inc., a subsidiary
                                         of J.P. Morgan Chase & Co.
-----------------------------------------------------------------------
International Equity Portfolio           J.P. Morgan Investment
                                         Management, Inc., a subsidiary
                                         of J.P. Morgan Chase & Co.
-----------------------------------------------------------------------
Mid Cap Value Portfolio                  J.P. Morgan Investment
                                         Management, Inc., a subsidiary
                                         of J.P. Morgan Chase & Co.
-----------------------------------------------------------------------
Small Company Portfolio                  J.P. Morgan Investment
                                         Management, Inc., a subsidiary
                                         of J.P. Morgan Chase & Co.
-----------------------------------------------------------------------
U.S. Large Cap Core Equity Portfolio     J.P. Morgan Investment
                                         Management, Inc., a subsidiary
                                         of J.P. Morgan Chase & Co.
-----------------------------------------------------------------------
Merrill Lynch Basic Value V.I. Fund --   Merrill Lynch Investment
Class III Shares                         Managers, L.P.
-----------------------------------------------------------------------
Merrill Lynch Global Allocation V.I.     Merrill Lynch Investment
Fund -- Class III Shares                 Managers, L.P.
-----------------------------------------------------------------------
Merrill Lynch Large Cap Growth V.I.      Merrill Lynch Investment
Fund -- Class III Shares                 Managers, L.P.
-----------------------------------------------------------------------
Merrill Lynch Value Opportunities V.I.   Merrill Lynch Investment
Fund -- Class III Shares (formerly,      Managers, L.P.
Merrill Lynch Small Cap Value V.I.
Fund)
-----------------------------------------------------------------------
MFS(R) Investors Growth Stock            Massachusetts Financial
Series -- Service Class Shares           Services Company

-----------------------------------------------------------------------
MFS(R) Investors Trust Series --         Massachusetts Financial
Service Class Shares                     Services Company

-----------------------------------------------------------------------
MFS(R) New Discovery Series --           Massachusetts Financial
Service Class Shares                     Services Company
-----------------------------------------------------------------------
MFS(R) Strategic Income Series --        Massachusetts Financial
Service Class Shares                     Services Company

-----------------------------------------------------------------------
MFS(R) Total Return Series -- Service    Massachusetts Financial
Class Shares                             Services Company


-----------------------------------------------------------------------
MFS(R) Utilities Series -- Service Class Massachusetts Financial
Shares                                   Services Company
-----------------------------------------------------------------------
Nations Marsico Growth Portfolio         Banc of America Capital
                   Management, LLC (subadvised
                                         by Marsico Capital)
-----------------------------------------------------------------------

                                                                                                     Adviser (and Sub-Adviser(s),
                     Subaccount Investing In                          Investment Objective                  as applicable)
                     ------------------------------------------------------------------------------------------------------------
                     Nations Marsico International          Seeks long-term growth of capital.       Banc of America Capital
                     Opportunities Portfolio                                                         Management, LLC (subadvised
                                                                                                     by Marsico Capital)
                     ------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Aggressive Growth          Seeks capital appreciation by            OppenheimerFunds, Inc.
ACCOUNT FUNDS        Fund/VA -- Service Shares              investing in "growth type"
                                                            companies.
                     ------------------------------------------------------------------------------------------------------------
                     Oppenheimer Balanced Fund/VA --        Seeks a high total investment            OppenheimerFunds, Inc.
                     Service Shares                         return, which includes current
                                                            income and capital appreciation in
                                                            the value of its shares.
                     ------------------------------------------------------------------------------------------------------------
                     Oppenheimer Capital Appreciation       Seeks capital appreciation by            OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares              investing in securities of well-known
                                                            established companies.
                     ------------------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities          Seeks long-term capital                  OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares              appreciation by investing a
                                                            substantial portion of its assets in
                                                            securities of foreign issuers,
                                                            "growth-type" companies, cyclical
                                                            industries and special situations
                                                            that are considered to have
                                                            appreciation possibilities.
                     ------------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Fund/VA --     Seeks high total return (which           OppenheimerFunds, Inc.
                     Service Shares                         includes growth in the value of its
                                                            shares as well as current income)
                                                            from equity and debt securities.
                     ------------------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street Small Cap      Seeks capital appreciation.              OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares
                     ------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor Class   Seeks maximum real return                Pacific Investment
INSURANCE TRUST      Shares                                 consistent with preservation of real     Management Company LLC
                                                            capital and prudent investment
                                                            management.
                     ------------------------------------------------------------------------------------------------------------
                     Foreign Bond Portfolio (U.S. Dollar    Seeks maximum total return               Pacific Investment
                     Hedged) -- Administrative Class        consistent with the preservation of      Management Company LLC
                     Shares                                 capital.
                     ------------------------------------------------------------------------------------------------------------
                     High Yield Portfolio -- Administrative Seeks maximum total return,              Pacific Investment
                     Class Shares                           consistent with preservation of          Management Company LLC
                                                            capital and prudent investment
                                                            management. Invests at least 80% of
                                                            its assets in a diversified portfolio of
                                                            high yield securities ("junk bonds")
                                                            rated below investment grade but
                                                            rated at least Caa by Moody's or CCC
                                                            by S&P, or, if unrated, determined by
                                                            PIMCO to be of comparable quality,
                                                            subject to a maximum of 5% of total
                                                            assets in securities rated Caa by
                                                            Moody's or CCC by S&P, or, if
                                                            unrated, determined by PIMCO to be
                                                            of comparable quality.
                     ------------------------------------------------------------------------------------------------------------
                     Long-Term U.S. Government              Seeks to maximize total return,          Pacific Investment
                     Portfolio -- Administrative Class      consistent with preservation of          Management Company LLC
                     Shares                                 capital and prudent investment
                                                            management.
                     ------------------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                  Subaccount Investing In                         Investment Objective                as applicable)
                  ---------------------------------------------------------------------------------------------------------
                  Low Duration Portfolio  --              Seeks maximum total return,          Pacific Investment
                  Administrative Class Shares             consistent with preservation of      Management Company LLC
                                                          capital and prudent investment
                                                          management.
                  ---------------------------------------------------------------------------------------------------------
                  Total Return Portfolio --               Seeks to maximize total return,      Pacific Investment
                  Administrative Class Shares             consistent with preservation of      Management Company LLC
                                                          capital and prudent investment
                                                          management.
                  ---------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Jennison Portfolio -- Class II          Seeks long-term growth of capital.   Prudential Management, LLC
SERIES FUND, INC.                                                                              (subadvised by Jennison
                                                                                               Associates LLC)
                  ---------------------------------------------------------------------------------------------------------
                  Jennison 20/20 Focus                    Seeks long-term growth of capital.   Prudential Management, LLC
                  Portfolio -- Class II                                                        (subadvised by Jennison
                                                                                               Associates LLC)
                  ---------------------------------------------------------------------------------------------------------
                  Natural Resources Portfolio -- Class II Seeks long-term growth of capital.   Prudential Investments LLC
                                                                                               (subadvised by Jennison
                                                                                               Associates LLC)
                  ---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE    OTC Fund/1/                             Seeks to provide investment results  Rydex Investments
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The
                                                          fund's current benchmark is the
                                                          NASDAQ 100 Index(TM). The NASDAQ
                                                          100 Index(TM) contains the 100
                                                          largest non-financial, non-utilities
                                                          stocks in the NASDAQ composite.
                  ---------------------------------------------------------------------------------------------------------
SALOMON BROTHERS  Salomon Brothers Variable All           Seeks capital appreciation through   Salomon Brothers Asset
VARIABLE SERIES   Cap Fund -- Class II                    investment in securities which the   Management Inc
FUNDS INC                                                 managers believe have above-
                                                          average capital appreciation
                                                          potential.
                  ---------------------------------------------------------------------------------------------------------
                  Salomon Brothers Variable Total         Seeks to obtain above-average        Salomon Brothers Asset
                  Return Fund -- Class II                 income (compared to a portfolio      Management Inc
                                                          entirely invested in equity
                                                          securities). The portfolio's
                                                          secondary objective is to take
                                                          advantage of opportunities to
                                                          achieve growth of capital and
                                                          income.
                  ---------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE  Scudder Technology Growth               Seeks growth of capital.             Deutsche Asset Management
SERIES II         Portfolio -- Class B Shares
                  ---------------------------------------------------------------------------------------------------------
                  SVS Dreman High Return Equity           Seeks to achieve a high rate of      Deutsche Asset Management
                  Portfolio -- Class B Shares             total return.                        (subadvised by Dreman Value
                                                                                               Management L.L.C.)
                  ---------------------------------------------------------------------------------------------------------
                  SVS Dreman Small Cap Value              Seeks long-term capital              Deutsche Asset Management
                  Portfolio -- Class B Shares             appreciation.                        (subadvised by Dreman Value
                                                                                               Management L.L.C.)
                  ---------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE   Comstock Portfolio -- Class II Shares   Seeks capital growth and income.     Van Kampen Asset
INVESTMENT TRUST                                                                               Management Inc.
                  ---------------------------------------------------------------------------------------------------------
                  Emerging Growth Portfolio -- Class II   Seeks capital appreciation.          Van Kampen Asset
                  Shares                                                                       Management Inc.
                  ---------------------------------------------------------------------------------------------------------

                  /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      The following Portfolio is not available for new purchase payments or transfers on or after November 15, 2004:

                                                                                        Adviser (and Sub-Adviser(s),
                   Subaccount Investing In                  Investment Objective               as applicable)
                   -------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES International Growth Portfolio -- Seeks long-term growth of capital.        Janus Capital
                   Service Shares                                                              Management LLC
                   -------------------------------------------------------------------------------------------------

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, partial withdrawals, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                        (1) the investment objective of the Portfolio;

                        (2) the Portfolio's performance history;

                        (3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                        (4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided. The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2004 ranged from 0.10% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Greenwich Street Series Fund, Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc., MFS(R) Variable Insurance Trust, Nations Separate Account Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Salomon Brothers Variable Series Funds Inc, and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS
                      As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision in this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and cost of contract benefits through fees and charges imposed under the contracts. See the "Sale of the Contracts" provision in this prospectus.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial withdrawals and
                      surrenders of purchase payments taken within the first seven years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

                      The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received of the Surrendered or Withdrawn
             the Purchase Payment                Purchase Payment
       ------------------------------------------------------------------
                       1                                6%
                       2                                6%
                       3                                6%
                       4                                6%
                       5                                5%
                       6                                4%
                   7 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . on amounts of Contract Value representing gain (as
                           defined below);

                         . on free withdrawal amounts (as defined below);

                         . on surrenders or partial withdrawals taken under
                           Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal or surrender request;

                        (b) is the total of any withdrawals previously taken,
                            including surrender charges assessed;

                        (c) is the total of purchase payments made; and

                        (d) is the total of any gain previously withdrawn.

                      In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract
                      Date). If you surrender
                      the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

                      In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

DEDUCTIONS
FROM THE
SEPARATE
ACCOUNT
                      We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract charge of $30 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

CHARGE FOR THE        We charge you for expenses related to the Optional Death
OPTIONAL DEATH        Benefit Rider Option if you elect this option at the time
BENEFIT RIDER         of application. We deduct this charge against your assets
                      in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death
                      Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is an annual rate of 0.25% of your Contract Value at the time of the deduction.

CHARGE FOR THE        We charge you for expenses related to the Optional
OPTIONAL ENHANCED     Enhanced Death Benefit Rider Option, if you elect this
DEATH BENEFIT RIDER   option at the time of application, to compensate us for
                      the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract
                      Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of your average
                      Contract Value, however, we reserve the right to charge up to 0.35% of your average Contract Value. We will allocate the charge for the Optional Enhanced Death
                      Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate
                      Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from purchase payments
                      or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF
THE CONTRACT
                      If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sale of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP
                      As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Before the Annuity Commencement Date, you may change:

                         . your Annuity Commencement Date to any date at least
                           ten years after your last purchase payment;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary, and
                           contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT
                      An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PURCHASE
PAYMENTS
                      You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision in this prospectus.

VALUATION DAY
AND VALUATION
PERIOD
                      We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF
PURCHASE
PAYMENTS
                      We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

                      Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change.

VALUATION OF
ACCUMULATION
UNITS
                      Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers

TRANSFERS BEFORE
THE ANNUITY
COMMENCEMENT
DATE
                      All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM
THE GUARANTEE
ACCOUNT TO THE
SUBACCOUNTS
                      We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM
THE SUBACCOUNTS
TO THE GUARANTEE
ACCOUNT
                      We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG
THE SUBACCOUNTS
                      All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect unit values.

                      The affected Portfolio(s) determine whether these items apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/
INTERNET
TRANSACTIONS

                      All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us provided we receive written authorization at our Home Office to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party to provide some form
                            of personal identification before we act on the telephone/Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF
TRANSACTIONS
                      We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON
RELIABILITY
                      Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

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




TRANSFERS BY
THIRD PARTIES
                      As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

                      We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

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




SPECIAL NOTE ON
FREQUENT
TRANSFERS
                      The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the contractual obligation nor the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST
AVERAGING
PROGRAM
                      The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program:

                        (1) by electing it on your application;

                        (2) by contacting an authorized sales representative; or

                        (3) by calling us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets in the Subaccount investing in the
                           GE Investments Fund, Inc. -- Money Market Fund, the Dreyfus Variable Investment Fund -- Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

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




PORTFOLIO
REBALANCING
PROGRAM
                      Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE
ACCOUNT
INTEREST SWEEP
PROGRAM
                      You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Withdrawals

SURRENDERS AND
PARTIAL
WITHDRAWALS
                      We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

                      We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision in this prospectus.

                      Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision in this prospectus.

                      Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Federal Tax Matters" provision in this prospectus.

                      For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision in this prospectus).

RESTRICTIONS ON
DISTRIBUTIONS
FROM CERTAIN
CONTRACTS
                      Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC
WITHDRAWAL
PROGRAM
                      The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must complete our Systematic Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least

                      $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. (See the "Surrender Charge" provision in this prospectus.) Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

                      Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

ANNUITY CROSS
FUNDING
PROGRAM
                      The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

                      This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by GE Life and Annuity Assurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the

                      "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

                      How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

                      There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred

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                      Annuity Contract is not offered by this prospectus. The
                      Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

                      Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for Federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for Federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

                      Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

                      This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

                      Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment

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                      Variable Deferred Annuity. The surrender charge
                      applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

                      If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

                      Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

                      Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

                      This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

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The Death Benefit

DEATH BENEFIT
AT DEATH OF
ANY ANNUITANT
BEFORE ANNUITY
COMMENCEMENT
DATE
                      If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Optional Death Benefit; and

                        (3) the Optional Enhanced Death Benefit.

                      We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

                        (b) the greatest Contract Value as of any contract
                            anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then,

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                            adjusted for any partial withdrawals (including any
                            surrender charges and any premium tax assessed); and

                       (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

                      Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

                      If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

                       (a) the Contract Value as the date we receive due proof of death of any Annuitant;

                       (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

                       (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

                      We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

                      Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

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                      For contracts issued prior to May 15, 2001 or the date on
                      which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

                       (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

                       (b)  the sum of (1) minus (2) plus (3), where

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death; and

                        (c) the sum of (1) minus (2) plus (3), where:

                            (1) is purchase payments accumulated at 5% per year
                                and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death.

                        Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

                      If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

                        (a) the Contract Value as of the date we receive due
                            proof of death of any Annuitant;

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                        (b) the sum of (1) minus (2) plus (3), where:

                            (1) is the greatest Contract Value as of any
                                contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

                            (2) is the Contract Value on the date of death; and

                            (3) is the Contract Value on the date we receive
                                due proof of death; and

                        (c) the purchase payments less any partial withdrawals.

                        Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

                      We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

                      Please refer to Appendix A for an example of the Basic Death Benefit calculation.

OPTIONAL DEATH
BENEFIT
                      The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

                         . the Basic Death Benefit; and

                         . the minimum death benefit as of the date we receive
                           due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

                      Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same

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                      amount that the partial withdrawal (including any
                      applicable surrender charge and any premium taxes assessed) reduces Contract Value.

                      However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

                      You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

                      The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

                      Please refer to Appendix A for an example of the Optional Death Benefit calculation.

OPTIONAL
ENHANCED DEATH
BENEFIT
                      The Optional Enhanced Death Benefit (which may be referred to as "GE Earnings Protector(R)" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

                        (1) the Contract Value at the beginning of the previous
                            contract year; and

                        (2) the Contract Value at the end of the previous
                            contract year.

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                      The charge for the Optional Enhanced Death Benefit is
                      taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

                      The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

                      The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

                      If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is the Contract Value as of the date we receive due
                            proof of death; and

                        (b) purchase payments paid, not previously withdrawn.

                      This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

                      If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is the Contract Value on the date we receive due
                            proof of death; and

                        (b) purchase payments paid, not previously withdrawn.

                      This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial withdrawal request;

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                        (b) is the total of any partial withdrawals, excluding
                            surrender charges, previously taken;

                        (c) is the total of purchase payments paid; and

                        (d) is the total of any gain previously withdrawn.

                      Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contracts.

WHEN WE
CALCULATE THE
DEATH BENEFIT
                      We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN
OWNER OR JOINT
OWNER BEFORE
THE ANNUITY
COMMENCEMENT
DATE

                      In certain circumstances, Federal tax law requires that distributions be made under this contract upon the death of:

                         . an owner or joint owner; or

                         . the Annuitant or Joint Annuitant (if the owner is a
                           non-natural entity such as a trust or corporation).

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                      At the death of any owner (or any Annuitant, if the owner
                      is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owners;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution rules. Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments

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                           must be made to (or for the benefit of) the
                           designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in a lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

                      Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

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                      Amount of the proceeds:  The proceeds we pay will vary,
                      in part, based on the person who dies, as shown below:

                                                                    Amount of
                                   Person Who Died                Proceeds Paid
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Surrender Value
                      (who is not an Annuitant)
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Death Benefit
                      (who is an Annuitant)
                      ----------------------------------------------------------
                      Annuitant                                  Death Benefit
                      ----------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF
OWNER, JOINT
OWNER, OR
ANNUITANT
AFTER INCOME
PAYMENTS BEGIN
                      After income payments begin, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

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Income Payments

INCOME
PAYMENTS AND
THE ANNUITY
COMMENCEMENT
DATE
                      The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Annuity Commencement Date may be changed in one year increments up until the time income payments begin. You may change the Annuity Commencement Date to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date. To change the Annuity Commencement Date, send written notice to our Home Office before the Annuity Commencement Date then in effect. We reserve the right to establish a maximum Annuity Commencement Date. If you change the Annuity Commencement Date, the Annuity Commencement Date will then mean the new Annuity Commencement Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the

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                      amount of each payment that we discount equals the
                      payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

                      The contract also provides optional forms of income payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

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                      The amount of your income payments will depend on four
                      things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding your Annuity Commencement Date;

                         . the settlement age on the Annuity Commencement Date,
                           and if applicable, the gender of the Annuitant(s);

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL
PAYMENT PLANS
                      The following optional payment plans are available under the contract:

                          Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies,

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                          we will pay the amount of the remaining proceeds with
                          earned interest in a lump sum to the payee's estate, unless otherwise provided.

                          Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                          Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE
INCOME
PAYMENTS
                      The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan

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                      you choose (at an assumed interest rate of 3%), divided
                      by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

                      Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS
AFTER THE
ANNUITY
COMMENCEMENT
DATE
                      If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is

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                      at least 1. The amount of the income payments as of the
                      date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

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Federal Tax Matters

INTRODUCTION
                      This part of the prospectus discusses the Federal income tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF
NON-QUALIFIED
CONTRACTS
                      This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Annuity Commencement Date must not
                           occur near the end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the

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                      contract as an agent for an individual. However, this
                      exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. If income payments begin

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                      or are scheduled to begin at a date that the IRS
                      determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

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                      Taxation of income payments.  The Code imposes tax on a
                      portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

                        (1) this Funding Annuity and the Scheduled Purchase
                            Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

                        (2) amounts transferred from this Funding Annuity to
                            the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

                        (3) if amounts are distributed from either this Funding
                            Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

                        (4) distributions from this Funding Annuity and the
                            Scheduled Purchase Payment Variable Deferred
                            Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

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                      A portion of each aggregate distribution on or after the
                      Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

                      For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

                      Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

                      Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

                         . The death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan.

                         . If not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial withdrawal, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Annuity Commencement Date.

                         . The death benefit is includible in income to the
                           extent that it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10%

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                      penalty tax if one of several exceptions applies. These
                      exceptions include partial withdrawals and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, transfers among the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

                         . if you purchase a contract offered by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial withdrawal or
                           an income payment that you must include in income;
                           and

                         . the amount that might be subject to the penalty tax.

SECTION 1035
EXCHANGES
                      Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

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                      Upon the death of a non-spousal joint owner, the contract
                      provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED
RETIREMENT
PLANS
                      We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

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                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified play such as: participation; vesting and

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                      funding; nondiscrimination; limits on contributions and
                      benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; and withholding, reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee and plan administrator to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA or a SIMPLE IRA could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable

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                      income to purchasers. In addition, there are limitations
                      on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with
                      Non-Qualified Contracts.   Although some of the Federal
                      income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of purchase
                           payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

                         . the Code does not allow a deduction for purchase
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 following age 70 1/2 for Traditional IRAs and SEPs and April 1 following the later of age 70 1/2 or retirement for other Qualified Contracts. However, these "minimum distribution rules" generally do not apply to a Roth IRA before the owner's death. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your

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                      income. There are exceptions. For example, you do not
                      include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct

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                      rollover rules do not apply to distributions from IRAs.
                      The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL INCOME
TAX WITHHOLDING
                      We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX
WITHHOLDING
                      If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE
COMPANY
                      Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE
LAW
                      This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

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Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "GE Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the GE Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The GE Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the GE Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the GE Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

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                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

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Sale of the Contracts

                      We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford, Connecticut 06905.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

                      Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with the NASD and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 11.0% of your aggregate purchase payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms"), and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract.

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                      Wholesalers with Capital Brokerage Corporation receive a
                      maximum commission of 1.4% of purchase payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of

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                      receiving, or the receipt of, additional compensation as
                      described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

                      During 2004, 2003 and 2002, $83.3 million, $123.3 million
                      and $83.6 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2004, 2003 and 2002, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

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Additional Information

OWNER
QUESTIONS
                      The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

RETURN
PRIVILEGE
                      Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                                GE Life and Annuity Assurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

STATE
REGULATION
                      As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF
DEATH, AGE,
GENDER OR
SURVIVAL
                      We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.


RECORDS AND
REPORTS
                      As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a

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                      breakdown of the assets in each Subaccount and the
                      Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER
INFORMATION
                      We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL
PROCEEDINGS
                      We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits and breaches of fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the

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                      insurance industry. This scrutiny includes the
                      commencement of investigations and other proceedings by the New York State Attorney General and other governmental authorities relating to allegations of improper conduct in connection with the payment of, and the failure to disclose, contingent commissions by insurance companies to insurance brokers and agents, the solicitation and provision of fictitious or inflated quotes and the use of inducements to brokers or companies in the sale of insurance products. We have not received a subpoena or inquiry from the State of New York with respect to these matters. As part of industry-wide inquiries in this regard, we have received inquiries and informational requests from federal and state regulatory authorities. We are cooperating with these regulatory authorities in connection with their inquiries.

                      Recent industry-wide inquiries also include those regarding market timing and late trading in variable annuity contracts, variable annuity sales practices/exchanges and electronic communication document retention practices. In this regard, we responded in late 2003 to a New York State Attorney General subpoena regarding market timing and late trading in variable products and mutual funds. We have not received any further inquiries from the New York State Attorney General regarding this matter.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      In our investment-related operations, we are subject to, and may become subject to further litigation involving commercial disputes with counterparties or others and class action and other litigation alleging, among other things, that we made improper or inadequate disclosures in connection with the sale of assets and annuity and investment products or charged excessive or impermissible fees on these products, recommended unsuitable products to customers or breached fiduciary or other duties to customers. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships.

                      We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.

                      In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17,
                      2004), and Clark v. Allen, 66 et al. (filed June 25,
                      2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, conversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or whether any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

                      Although it is not anticipated that these developments will have an adverse impact on the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

The Death Benefit

                      The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 75 on the Contract Date then:

                                             Purchase
                                             Payments    Basic
                Annuitant's End of Contract Accumulated  Death
                    Age      Year   Value      at 5%    Benefit
                ------------------------------------------------
                    76        1    $103,000  $105,000   $105,000
                    77        2     110,000   110,250    110,250
                    78        3      80,000   115,763    115,763
                    79        4     120,000   121,551    121,551
                    80        5     130,000   127,628    130,000
                    81        6     150,000   127,628    150,000
                    82        7     160,000   127,628    160,000
                    83        8     130,000   127,628    130,000
                ------------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13           20,000   20,000
                       3/31/14           14,000   10,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is made on March 31, 2014, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications.

                      The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional purchase payments and takes no
                            partial withdrawals;

                        (3) is not subject to premium taxes;

                        (4) the Annuitant's age is 75 on the Contract Date; and

                        (5) we receive due proof of death on the date of death
                            then:

                                             Purchase
                                             Payments    Basic
                End of Annuitant's Contract Accumulated  Death
                 Year      Age      Value      at 5%    Benefit
                ------------------------------------------------
                  1        76      $103,000  $105,000   $105,000
                  2        77       112,000   110,250    112,000
                  3        78        90,000   115,763    115,763
                  4        79       135,000   121,551    135,000
                  5        80       130,000   127,628    135,000
                  6        81       150,000   127,628    150,000
                  7        82       125,000   127,628    135,000
                  8        83       145,000   127,628    145,000
                ------------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity

                      Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

                                                  Basic
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ---------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13      --  $20,000  $20,000
                       3/31/14      --  $14,000  $10,000
                       ---------------------------------

                      If a partial withdrawal of $7,000 is made on March 31, 2014, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL DEATH
BENEFIT
                      The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

                        (1) owner purchases the contract for $100,000;

                        (2) contract earns a 0% gross return (-2.69% net of
                            fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

                        (3) owner makes no additional purchase payments;

                        (4) owner takes annual partial withdrawals equal to 6%
                            of purchase payments; and

                        (5) contract is not subject to premium taxes.

                                    Partial            Optional
                End of Annuitant's Withdrawal Contract  Death
                 Year      Age       Amount    Value   Benefit
                -----------------------------------------------
                           70            --   $100,000 $100,000
                  1        71        $6,000   $ 91,310 $100,000
                  2        72        $6,000   $ 82,854 $100,000
                  3        73        $6,000   $ 74,625 $100,000
                  4        74        $6,000   $ 66,618 $100,000
                  5        75        $6,000   $ 58,826 $100,000
                  6        76        $6,000   $ 51,243 $100,000
                  7        77        $6,000   $ 43,865 $100,000
                  8        78        $6,000   $ 36,685 $100,000
                -----------------------------------------------

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

                      Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

                                                 Optional
                               Purchase Contract  Death
                        Date   Payment   Value   Benefit
                       ----------------------------------
                       3/31/05 $10,000  $10,000  $10,000
                       3/31/13      --  $20,000  $20,000
                       3/31/14      --  $14,000  $10,000
                       ----------------------------------

                      Therefore, if a $7,000 partial withdrawal is made on March 31, 2014, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

OPTIONAL
ENHANCED
DEATH BENEFIT
                      The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

                 Purchase Contract           Death   Optional Enhanced
          Date   Payment   Value     Gain   Benefit    Death Benefit
         -------------------------------------------------------------
         8/01/05 $100,000 $100,000 $      0 $100,000      $     0
         8/01/20           300,000  200,000  300,000       70,000
         -------------------------------------------------------------

                      If the Annuitant's death and notification of the death occur on August 1, 2020, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant age 70 or younger at issue

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                $12.47            $13.73              --   2004
                                                                      9.99             12.47              --   2003
                                                                     10.00              9.99              --   2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      12.90             14.09         258,935   2004
                                                                     10.00             12.90         105,970   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                         11.95             12.32              --   2004
                                                                      9.70             11.95              --   2003
                                                                     10.00              9.70              --   2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               5.87              6.16       1,622,308   2004
                                                                      4.60              5.87       1,804,935   2003
                                                                      6.17              4.60       1,662,052   2002
                                                                      8.17              6.17       1,178,042   2001
                                                                     10.00              8.17         182,931   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares                             4.31              4.59       1,324,070   2004
                                                                      3.33              4.31       1,407,142   2003
                                                                      4.90              3.33       1,259.858   2002
                                                                      7.52              4.90         860,251   2001
                                                                     10.00              7.52         155,022   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             10.00             10.63          12,535   2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                     6.19              6.45       2,249,523   2004
                                                                      5.02              6.19       2,590,484   2003
                                                                      7.31              5.02       2,944,086   2002
                                                                      8.49              7.31       2,168,360   2001
                                                                     10.00              8.49         418,728   2000
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.18             13.64          57,105   2004
   (formerly, AllianceBernstein Technology Portfolio)                10.00             13.18          61,807   2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.56             11.57       5,664,956   2004
                                                                      8.11             10.56       6,291,612   2003
                                                                     10.59              8.11       5,560,666   2002
                                                                     10.74             10.59       2,564,812   2001
                                                                     10.00             10.74         111,233   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.00             10.54          11,632   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             5.40              5.77       2,271,549   2004
   (formerly, AllianceBernstein Premier Growth Portfolio)             4.45              5.40       2,454,099   2003
                                                                      6.53              4.45       2,672,956   2002
                                                                      8.02              6.53       2,070,574   2001
                                                                     10.00              8.02         560,937   2000
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc. (continued)
-----------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B               $ 7.29            $ 8.22        694,933    2004
                                                                          4.98              7.29        594,269    2003
                                                                          7.44              4.98        441,575    2002
                                                                          8.67              7.44        332,400    2001
                                                                         10.00              8.67         35,167    2000
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
-----------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                     12.54             13.95            239    2004
                                                                          9.84             12.54            247    2003
                                                                         10.00              9.84             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                       11.93             13.51             --    2004
                                                                          9.73             11.93             --    2003
                                                                         10.00              9.73             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                            11.85             12.92            152    2004
                                                                          9.63             11.85            119    2003
                                                                         10.00              9.63             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                               12.62             14.22             --    2004
                                                                          9.94             12.62             --    2003
                                                                         10.00              9.94             --    2002
-----------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio --             12.65             14.26             --    2004
   Initial Shares                                                         9.75             12.65             --    2003
                                                                         10.00              9.75             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio              9.89              9.80          2,477    2004
                                                                          9.99              9.89             --    2003
                                                                         10.00              9.99             --    2002
-----------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial           5.70              5.97        769,616    2004
   Shares                                                                 4.60              5.70        805,524    2003
                                                                          6.57              4.60        818,129    2002
                                                                          8.61              6.57        675,418    2001
                                                                         10.00              8.61         19,494    2000
-----------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust:
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           10.11             10.24        355,159    2004
                                                                          9.97             10.11         76,569    2003
                                                                         10.00              9.97             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                      13.32             13.94        178,311    2004
                                                                         10.40             13.32        158,231    2003
                                                                         10.00             10.40             --    2002
-----------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-----------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                     10.00             10.63          2,802    2004
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                 $11.01            $11.95       1,327,126   2004
                                                                         9.18             11.01       1,277,996   2003
                                                                         9.19              9.18         809,652   2002
                                                                         9.21              9.19         267,415   2001
                                                                        10.00              9.21          33,278   2000
----------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                           13.31             15.01         560,782   2004
                                                                        10.00             13.31         342,976   2003
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    10.00             10.36          48,969   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         9.09             10.31       4,170,897   2004
                                                                         7.20              9.09       3,764,847   2003
                                                                         8.08              7.20       2,682.748   2002
                                                                         9.38              8.08       1,382,517   2001
                                                                        10.00              9.38         211,423   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.84             11.81          12,339   2004
                                                                        10.00             11.84           2,147   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.77             11.80       3,832,777   2004
                                                                         8.41             10.77       3,817,787   2003
                                                                        10.31              8.41       2,766,722   2002
                                                                        11.04             10.31       1,247,800   2001
                                                                        10.00             11.04         109,912   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.09              6.18       3,501,737   2004
                                                                         4.66              6.09       3,867,958   2003
                                                                         6.79              4.66       3,350,454   2002
                                                                         8.39              6.79       1,934,977   2001
                                                                        10.00              8.39         306,801   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       8.73              9.07       1,246,633   2004
                                                                         7.18              8.73       1,296,093   2003
                                                                         8.76              7.18       1,005,224   2002
                                                                         9.78              8.76         566,471   2001
                                                                        10.00              9.78          53,009   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.28             15.08       4,212,965   2004
                                                                         7.18             12.28       4,191,431   2003
                                                                        10.18              7.18       1,005,224   2002
                                                                        10.71             10.18       1,749,762   2001
                                                                        10.00             10.71         243,434   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.27          20,713   2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.31             13.09              --   2004
                                                                         9.85             12.31              --   2003
                                                                        10.00              9.85              --   2002
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.07             13.39              --   2004
                                                                         9.79             12.07              --   2003
                                                                        10.00              9.79              --   2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust: (continued)
------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares              $12.46            $14.55           1,220   2004
                                                                     9.57             12.46           1,243   2003
                                                                    10.00              9.57              --   2002
------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares          13.12             14.95              --   2004
                                                                    10.09             13.12              --   2003
                                                                    10.00             10.09             374   2002
------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
------------------------------------------------------------------------------------------------------------------
  Income Fund                                                       10.86             11.06         870,915   2004
                                                                    10.64             10.86         966,837   2003
                                                                    10.00             10.64         518,423   2002
------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)         12.34             14.11       2,907,866   2004
                                                                     9.43             12.34       3,087,251   2003
                                                                    11.10              9.43       2,414,851   2002
                                                                    11.23             11.10         952,179   2001
                                                                    10.00             11.23          31,009   2000
------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                 10.41             10.35       2,478,586   2004
                                                                    10.48             10.41       3,852,162   2003
                                                                    10.49             10.48       4,808,269   2002
                                                                    10.24             10.49       2,491,737   2001
                                                                    10.00             10.24         279,223   2000
------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                         8.36              8.81       2,525,176   2004
                                                                     6.58              8.36       2,898,879   2003
                                                                     8.46              6.58       1,851,265   2002
                                                                     9.46              8.46         679,903   2001
                                                                    10.00              9.46          56,621   2000
------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                       12.49             16.28         608,444   2004
                                                                    10.00             12.49         213,635   2003
------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                              7.55              8.22       8,023,430   2004
                                                                     5.98              7.55       8,649,924   2003
                                                                     7.82              5.98       6,212,679   2002
                                                                     9.04              7.82       3,034,072   2001
                                                                    10.00              9.04         306,192   2000
------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                       12.77             14.48       2,477,206   2004
                                                                    10.45             12.77       2,484,150   2003
                                                                    12.31             10.45       1,979,892   2002
                                                                    11.37             12.31         603,772   2001
                                                                    10.00             11.37          16,880   2000
------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                 10.90             11.62      12,771,389   2004
                                                                    10.00             10.90         614,846   2003
------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                   8.57              9.13       1,884,506   2004
                                                                     7.06              8.57       2,081,073   2003
                                                                     8.87              7.06       1,679,606   2002
                                                                     9.84              8.87         596,270   2001
                                                                    10.00              9.84          30,567   2000
------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                   $ 8.86            $ 9.56       1,309,833   2004
                                                                        7.25              8.86        ,290,905   2003
                                                                        8.93              7.25         886,780   2002
                                                                        9.93              8.93         321,742   2001
                                                                       10.00              9.93          16,212   2000
---------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         12.57             13.47         122,102   2004
                                                                       10.00             12.57          76,470   2003
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                  9.28              9.90       5,770,002   2004
                                                                        8.28              9.28       6,256,244   2003
                                                                        9.01              8.28       4,985,061   2002
                                                                        9.62              9.01       2,682,847   2001
                                                                       10.00              9.62         280,452   2000
---------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                     6.38              7.41       1,543,318   2004
   (formerly, Capital Appreciation Portfolio)                           5.39              6.38       1,782,763   2003
                                                                        6.50              5.39       1,974,833   2002
                                                                        8.45              6.50       1,732,144   2001
                                                                       10.00              8.45         524,387   2000
---------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                      7.58              8.53         426,999   2004
                                                                        6.10              7.58         478,853   2003
                                                                        8.79              6.10         559,790   2002
                                                                       10.72              8.79         490,003   2001
                                                                       10.00             10.72         120,366   2000
---------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                         3.45              3.42         963,374   2004
                                                                        2.39              3.45       1,112,740   2003
                                                                        4.11              2.39       1,071,043   2002
                                                                        6.66              4.11         972,418   2001
                                                                       10.00              6.66         284,186   2000
---------------------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares                      5.92              6.92       1,645,439   2004
                                                                        4.47              5.92       1,930,931   2003
                                                                        6.11              4.47       1,779,802   2002
                                                                        8.10              6.11       1,007,056   2001
                                                                       10.00              8.10         214,995   2000
---------------------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares                          5.76              5.91       1,455,038   2004
   (formerly, Growth Portfolio)                                         4.45              5.76       1,863,544   2003
                                                                        6.16              4.45       2,035,353   2002
                                                                        8.33              6.16       1,965,673   2001
                                                                       10.00              8.33         513,258   2000
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                            3.72              4.41       1,906,646   2004
                                                                        2.80              3.72       2,012,209   2003
                                                                        3.96              2.80       2,245,993   2002
                                                                        6.65              3.96       1,979,778   2001
                                                                       10.00              6.65         507,673   2000
---------------------------------------------------------------------------------------------------------------------

                                                                                                                   Number of
                                                                                 Accumulation      Accumulation  Accumulation
                                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                                   Beginning of Period End of Period  End of Period
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
-------------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                      $ 5.56            $ 5.72       1,951,656
                                                                                      4.56              5.56       2,228,431
                                                                                      6.23              4.56       2,503,755
                                                                                      8.18              6.23       2,117,193
                                                                                     10.00              8.18         562,276
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II:
-------------------------------------------------------------------------------------------------------------------------------
  Bond Portfolio                                                                     10.41             10.69           3,284
                                                                                     10.19             10.41           3,051
                                                                                     10.00             10.19             378
-------------------------------------------------------------------------------------------------------------------------------
  International Equity Portfolio                                                     12.88             15.02             427
                                                                                      9.87             12.88              24
                                                                                     10.00              9.87              --
-------------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                            12.97             15.47           2,771
                                                                                     10.16             12.97           1,288
                                                                                     10.00             10.16             368
-------------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                            12.87             16.13             372
                                                                                      9.61             12.87              --
                                                                                     10.00              9.61              --
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                               12.39             13.36             449
                                                                                      9.82             12.39              --
                                                                                     10.00              9.82              --
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                            10.00             10.87          53,823
-------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                       10.00             10.86           3,550
-------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)                                          10.00             11.21          30,059
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        5.72              6.14       1,938,611
                                                                                      4.74              5.72       2,370,780
                                                                                      6.66              4.74       2,157,083
                                                                                      8.99              6.66       1,370,095
                                                                                     10.00              8.99         247,509
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               7.58              8.30       1,160,042
                                                                                      6.32              7.58       1,311,182
                                                                                      8.14              6.32       1,008,165
                                                                                      9.85              8.14         591,306
                                                                                     10.00              9.85          54,705
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 7.39              7.73       1,867,578
                                                                                      5.62              7.39       2,279,851
                                                                                      8.37              5.62       1,656,107
                                                                                      8.97              8.37         643,039
                                                                                     10.00              8.97          94,589
-------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                             11.15             11.81              --
                                                                                     10.28             11.15              --
                                                                                     10.00             10.28              --
-------------------------------------------------------------------------------------------------------------------------------



Subaccounts                                                                   Year
----------------------------------------------------------------------------------
Janus Aspen Series (continued)
----------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
J.P. Morgan Series Trust II:
----------------------------------------------------------------------------------
  Bond Portfolio                                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  International Equity Portfolio                                              2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                     2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  Small Company Portfolio                                                     2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                        2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
----------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                     2004
----------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares                2004
----------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares (formerly,
   Merrill Lynch Small Cap Value V.I. Fund)                                   2004
----------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                       2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                         2004
                                                                              2003
                                                                              2002
                                                                              2001
                                                                              2000
----------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                      2004
                                                                              2003
                                                                              2002
----------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust (continued)
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $11.46            $12.53           2,381   2004
                                                                      10.03             11.46           2,387   2003
                                                                      10.00             10.03              --   2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      7.72              9.87       1,677,092   2004
                                                                       5.78              7.72       1,772,464   2003
                                                                       7.61              5.78       1,379,854   2002
                                                                      10.23              7.61         973,433   2001
                                                                      10.00             10.23           7,405   2000
--------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                    12.36             13.76         633,968   2004
                                                                      10.00             12.36         406,446   2003
--------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio               13.39             15.37         630,057   2004
                                                                      10.00             13.39         230,441   2003
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares             12.00             14.11          39,375   2004
                                                                      10.00             12.00          31,218   2003
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                      10.00             10.95          98,816   2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          12.76             13.40         162,335   2004
                                                                       9.91             12.76         123,947   2003
                                                                      10.00              9.91              --   2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares              8.76             10.26       4,391,948   2004
                                                                       6.23              8.76       3,920,479   2003
                                                                       8.14              6.23       2,869.699   2002
                                                                       9.41              8.14       1,175,084   2001
                                                                      10.00              9.41          68,997   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    7.93              8.52       2,970,641   2004
                                                                       6.37              7.93       3,157,518   2003
                                                                       7.98              6.37       2,417.368   2002
                                                                       9.03              7.98       1,249,865   2001
                                                                      10.00              9.03         114,394   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         13.39             15.72         361,665   2004
                                                                       9.43             13.39         153,150   2003
                                                                      10.00              9.43              --   2002
--------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) --                      11.82             12.29         434,475   2004
   Administrative Class Shares                                        11.74             11.82         467,831   2003
                                                                      11.01             11.74         332,618   2002
                                                                      10.39             11.01          60,992   2001
                                                                      10.00             10.39             278   2000
--------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                 11.79             12.72       2,804,221   2004
                                                                       9.74             11.79       3,059,826   2003
                                                                      10.01              9.74       1,559,690   2002
                                                                       9.93             10.01         455,975   2001
                                                                      10.00              9.93          14,696   2000
--------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust (continued)
------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio --                           $13.73            $14.54       1,554,613   2004
   Administrative Class Shares                                      13.41             13.73       1,894,983   2003
                                                                    11.58             13.41       2,265,357   2002
                                                                    11.11             11.58         734,864   2001
                                                                    10.00             11.11          46,012   2000
------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares             12.55             12.97       7,036,237   2004
                                                                    12.13             12.55       7,871,654   2003
                                                                    11.29             12.13       6,050,692   2002
                                                                    10.58             11.29       1,662,057   2001
                                                                    10.00             10.58          89,120   2000
------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                    12.12             13.04           9,471   2004
                                                                    10.00             12.12           1,465   2003
------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                        12.33             14.01           8,957   2004
                                                                    10.00             12.33           1,058   2003
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                           3.35              3.61       1,437,477   2004
                                                                     2.34              3.35       2,012,893   2003
                                                                     3.89              2.34       1,244,185   2002
                                                                     6.09              3.89         985,138   2001
                                                                    10.00              6.09         305,802   2000
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class II                12.93             13.76         256,500   2004
                                                                    10.00             12.93         227,655   2003
------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares             14.98             14.97              39   2004
                                                                    10.40             14.98             115   2003
                                                                    10.00             10.40              --   2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares         12.45             13.94              --   2004
                                                                     9.61             12.45              --   2003
                                                                    10.00              9.61              --   2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.42             16.59              --   2004
                                                                     9.62             13.42              --   2003
                                                                    10.00              9.62              --   2002
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                             10.36             11.99       2,063,852   2004
                                                                     8.05             10.36       1,196,175   2003
                                                                    10.00              8.05         221,211   2002
------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                       9.09              9.56         460,774   2004
                                                                     7.26              9.09         398,198   2003
                                                                    10.00              7.26          74,860   2002
------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II shares American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares
   MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares
   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares PIMCO Variable Insurance Trust -- High Yield Portfolio -- Administrative Class Shares
   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares
   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable
   Total Return Fund -- Class II

                      Each Annuitant over age 70 at issue

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Aggressive Growth Fund -- Series I shares                $12.43            $13.67              --   2004
                                                                      9.98             12.43              --   2003
                                                                     10.00              9.98              --   2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                      12.89             14.04         243,024   2004
                                                                     10.00             12.89          60,892   2003
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Blue Chip Fund -- Series I shares                         11.92             12.27              --   2004
                                                                      9.69             11.92              --   2003
                                                                     10.00              9.69              --   2002
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares               5.83              6.11         739,787   2004
                                                                      4.58              5.83         753,640   2003
                                                                      6.15              4.58         490,960   2002
                                                                      8.16              6.15         409,321   2001
                                                                     10.00              8.16          82,708   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Growth Fund -- Series I shares                             4.28              4.55         415,235   2004
                                                                      3.31              4.28         499,360   2003
                                                                      4.88              3.31         429,559   2002
                                                                      7.52              4.88         351,148   2001
                                                                     10.00              7.52         115,989   2000
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares             10.00             10.63           9,877   2004
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares                     6.15              6.39         830,798   2004
                                                                      5.00              6.15       1,001,733   2003
                                                                      7.29              5.00       1,063,872   2002
                                                                      8.49              7.29         818,340   2001
                                                                     10.00              8.49         134,888   2000
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B           13.50             13.94          24,392   2004
   (formerly, AllianceBernstein Technology Portfolio)                10.00             13.50          10,640   2003
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B           10.49             11.47       2,489,918   2004
                                                                      8.07             10.49              --   2003
                                                                     10.56              8.07       1,951,504   2002
                                                                     10.73             10.56         825,837   2001
                                                                     10.00             10.73          42,936   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B         10.00             10.54           4,986   2004
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             5.36              5.71         952,418   2004
   (formerly, AllianceBernstein Premier Growth Portfolio)             4.42              5.36       1,076,259   2003
                                                                      6.51              4.42       1,159,015   2002
                                                                      8.01              6.51         813,964   2001
                                                                     10.00              8.01         184,885   2000
-------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             7.24              8.14         185,390   2004
                                                                      4.95              7.24         196,320   2003
                                                                      7.42              4.95         134,844   2002
                                                                      8.66              7.42          62,503   2001
                                                                     10.00              8.66          14,994   2000
-------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.:
---------------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                                        $12.51            $13.89             --    2004
                                                                              9.83             12.51             --    2003
                                                                             10.00              9.83             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                           11.90             13.45             --    2004
                                                                              9.72             11.90             --    2003
                                                                             10.00              9.72             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP Ultra Fund -- Class I                                                   11.82             12.86             --    2004
                                                                              9.63             11.82             --    2003
                                                                             10.00              9.63             --    2002
---------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                   12.59             14.15             --    2004
                                                                              9.93             12.59             --    2003
                                                                             10.00              9.93             --    2002
---------------------------------------------------------------------------------------------------------------------------
Dreyfus
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial         12.62             14.20             --    2004
   Shares                                                                     9.74             12.62             --    2003
                                                                             10.00              9.74             --    2002
---------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Money Market Portfolio                  9.87              9.75             --    2004
                                                                              9.87              9.87             --    2003
                                                                             10.00              9.98             --    2002
---------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial               5.66              5.91        118,886    2004
   Shares                                                                     4.57              5.66        137,028    2003
                                                                              6.55              4.57        146,590    2002
                                                                              8.60              6.55        127,492    2001
                                                                             10.00              8.60         32,472    2000
---------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust:
---------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                               10.08             10.19        560,106    2004
                                                                              9.96             10.08        132,120    2003
                                                                             10.00              9.96            208    2002
---------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                          12.81             13.38         87,810    2004
                                                                             10.03             12.81         61,139    2003
                                                                             10.00             10.03          3,029    2002
---------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                         10.00             10.61            378    2004
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                       10.93             11.84        674,150    2004
                                                                              9.13             10.93        705,085    2003
                                                                              9.16              9.13        368,364    2002
                                                                              9.20              9.16        143,887    2001
                                                                             10.00              9.20         13,030    2000
---------------------------------------------------------------------------------------------------------------------------
  Federated Kaufman Fund II -- Service Shares                                13.29             14.96        327,625    2004
                                                                             10.00             13.29        150,615    2003
---------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                   $10.00            $10.35          28,367   2004
----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                         9.03             10.22       2,009,536   2004
                                                                         7.16              9.03       1,707,386   2003
                                                                         8.06              7.16         918,624   2002
                                                                         9.37              8.06         476,256   2001
                                                                        10.00              9.37         144,834   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         11.82             11.77          47,213   2004
                                                                        10.00             11.82           1,184   2003
----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        10.70             11.70       2,170,766   2004
                                                                         8.37             10.70       2,023,475   2003
                                                                        10.28              8.37       1,288,935   2002
                                                                        11.03             10.28         570,855   2001
                                                                        10.00             11.03          40,470   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                6.04              6.13       1,558,308   2004
                                                                         4.64              6.04       1,629,161   2003
                                                                         6.77              4.64         974,269   2002
                                                                         8.39              6.77         603,088   2001
                                                                        10.00              8.39          60,848   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                       8.66              8.99         673,342   2004
                                                                         7.14              8.66         661,374   2003
                                                                         8.74              7.14         503,223   2002
                                                                         9.77              8.74         280,032   2001
                                                                        10.00              9.77          91,832   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              12.19             14.94       1,684,293   2004
                                                                         8.97             12.19       1,539,654   2003
                                                                        10.14              8.97         889,218   2002
                                                                        10.70             10.14         403,825   2001
                                                                        10.00             10.70          49,059   2000
----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     10.00             11.25          19,598   2004
----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust:
----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth Securities Fund -- Class 2 Shares           12.28             13.03              --   2004
                                                                         9.84             12.28              --   2003
                                                                        10.00              9.84              --   2002
----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       12.04             13.33              --   2004
                                                                         9.79             12.04              --   2003
                                                                        10.00              9.79              --   2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund -- Class 2 Shares                   12.43             14.48              --   2004
                                                                         9.56             12.43              --   2003
                                                                        10.00              9.56              --   2002
----------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund -- Class 2 Shares              13.09             14.89              --   2004
                                                                        10.09             13.09              --   2003
                                                                        10.00             10.09              --   2002
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------
  Income Fund                                                         $10.82            $11.00         769,960   2004
                                                                       10.63             10.82         693,037   2003
                                                                       10.00             10.63         216,173   2002
---------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund (formerly, Mid-Cap Value Equity Fund)            12.26             13.98       1,211,437   2004
                                                                        9.38             12.26       1,248,595   2003
                                                                       11.06              9.38         785,521   2002
                                                                       11.22             11.06         319,791   2001
                                                                       10.00             11.22          10,023   2000
---------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    10.33             10.25       1,359,548   2004
                                                                       10.43             10.33       1,519,238   2003
                                                                       10.46             10.43       1,689,357   2002
                                                                       10.23             10.46         671,871   2001
                                                                       10.00             10.23          76,786   2000
---------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                            8.30              8.73       1,196,020   2004
                                                                        6.55              8.30       1,138,946   2003
                                                                        8.44              6.55         454,718   2002
                                                                        9.45              8.44         203,781   2001
                                                                       10.00              9.45          12,182   2000
---------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                                          12.47             16.23         282,415   2004
                                                                       10.00             12.47          75,216   2003
---------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 7.50              8.14       3,703,435   2004
                                                                        5.95              7.50       3,607,380   2003
                                                                        7.79              5.95       2,153,221   2002
                                                                        9.04              7.79       1,104,277   2001
                                                                       10.00              9.04         135,750   2000
---------------------------------------------------------------------------------------------------------------------
  Small-Cap Value Equity Fund                                          12.68             14.35         983,471   2004
                                                                       10.39             12.68         917,681   2003
                                                                       12.27             10.39         528,246   2002
                                                                       11.35             12.27         181,000   2001
                                                                       10.00             11.35             154   2000
---------------------------------------------------------------------------------------------------------------------
  Total Return Fund                                                    11.42             12.14       2,389,192   2004
                                                                       10.00             11.42         492,594   2003
---------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                                      8.51              9.05       1,249,399   2004
                                                                        7.02              8.51       1,186,382   2003
                                                                        8.85              7.02         791,025   2002
                                                                        9.83              8.85         374,328   2001
                                                                       10.00              9.83          84,230   2000
---------------------------------------------------------------------------------------------------------------------
  Value Equity Fund                                                     8.79              9.47         683,944   2004
                                                                        7.21              8.79         629,017   2003
                                                                        8.90              7.21         400,281   2002
                                                                        9.92              8.90         172,415   2001
                                                                       10.00              9.92           4,061   2000
---------------------------------------------------------------------------------------------------------------------
Greenwich Street Series Fund
---------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable Aggressive Growth Fund -- Class II         12.55             13.42          40,148   2004
                                                                       10.00             12.55          17,895   2003
---------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
Janus Aspen Series
---------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                    $ 9.21            $ 9.81       2,632,474   2004
                                                            8.24              9.21       2,748,253   2003
                                                            8.98              8.24       1,917,665   2002
                                                            9.61              8.98         972,626   2001
                                                           10.00              9.61         201,522   2000
---------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                         6.33              7.34         500,456   2004
    (formerly, Capital Appreciation Portfolio)              5.36              6.33         537,768   2003
                                                            6.48              5.36         425,478   2002
                                                            8.44              6.48         362,926   2001
                                                           10.00              8.44         112,111   2000
---------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares          7.53              8.45          95,439   2004
                                                            6.07              7.53         100,391   2003
                                                            8.76              6.07         101,020   2002
                                                           10.71              8.76         103,526   2001
                                                           10.00             10.71          23,012   2000
---------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares             3.43              3.39         256,228   2004
                                                            2.38              3.43         467,996   2003
                                                            4.10              2.38         318,267   2002
                                                            6.65              4.10         185,853   2001
                                                           10.00              6.65          39,046   2000
---------------------------------------------------------------------------------------------------------
  International Growth Portfolio -- Service Shares          5.88              6.86         544,891   2004
                                                            4.44              5.88         593,422   2003
                                                            6.09              4.44         447,171   2002
                                                            8.09              6.09         264,963   2001
                                                           10.00              8.09          43,422   2000
---------------------------------------------------------------------------------------------------------
  Large Cap Growth Portfolio -- Service Shares              5.72              5.86         487,411   2004
    (formerly, Growth Portfolio)                            4.42              5.72         585,098   2003
                                                            6.14              4.42         609,116   2002
                                                            8.32              6.14         521,222   2001
                                                           10.00              8.32         129,483   2000
---------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                3.69              4.37         484,273   2004
                                                            2.79              3.69         488,442   2003
                                                            3.95              2.79         458,916   2002
                                                            6.65              3.95         386,562   2001
                                                           10.00              6.65          82,856   2000
---------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares              5.52              5.67         658,083   2004
                                                            4.54              5.52         831,929   2003
                                                            6.21              4.54         844,883   2002
                                                            8.17              6.21         629,158   2001
                                                           10.00              8.17         118,553   2000
---------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II:
---------------------------------------------------------------------------------------------------------
  Bond Portfolio                                           10.38             10.64              --   2004
                                                           10.18             10.38              --   2003
                                                           10.00             10.18              --   2002
---------------------------------------------------------------------------------------------------------
  International Equity Portfolio                           12.85             14.95              --   2004
                                                            9.87             12.85              --   2003
                                                           10.00              9.87              --   2002
---------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Series Trust II: (continued)
------------------------------------------------------------------------------------------------------------------------
  Mid Cap Value Portfolio                                                $12.94            $15.40             --    2004
                                                                           9.87             12.94             --    2003
                                                                          10.00              9.87             --    2002
------------------------------------------------------------------------------------------------------------------------
  Small Company Portfolio                                                 12.84             16.05             --    2004
                                                                          10.16             12.84             --    2003
                                                                          10.00             10.16             --    2002
------------------------------------------------------------------------------------------------------------------------
  U.S. Large Cap Core Equity Portfolio                                    12.36             13.30             --    2004
                                                                           9.61             12.36             --    2003
                                                                          10.00              9.61             --    2002
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Variable Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Basic Value V.I. Fund -- Class III Shares                 10.00             10.86         69,705    2004
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares            10.00             10.85          9,908    2004
------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch Value Opportunities V.I. Fund -- Class III Shares
   (formerly, Merrill Lynch Small Cap Value V.I. Fund)                    10.00             11.20         21,959    2004
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares             5.68              6.09        595,693    2004
                                                                           4.71              5.68        736,265    2003
                                                                           6.64              4.71        576,645    2002
                                                                           8.98              6.64        331,541    2001
                                                                          10.00              8.98         57,669    2000
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    7.53              8.22        519,243    2004
                                                                           6.29              7.53        492,435    2003
                                                                           8.11              6.29        376,910    2002
                                                                           9.84              8.11        241,953    2001
                                                                          10.00              9.84          8,638    2000
------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      7.34              7.66        563,369    2004
                                                                           5.60              7.34        781,828    2003
                                                                           8.35              5.60        411,289    2002
                                                                           8.96              8.35        155,938    2001
                                                                          10.00              8.96         18,273    2000
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Series -- Service Class Shares                  11.12             11.75             --    2004
                                                                          10.27             11.12             --    2003
                                                                          10.00             10.27             --    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                      11.43             12.47             --    2004
                                                                          10.02             11.43             --    2003
                                                                          10.00             10.02             --    2002
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          7.66              9.78        758,073    2004
                                                                           5.75              7.66        730,480    2003
                                                                           7.59              5.75        501,656    2002
                                                                          10.22              7.59        303,903    2001
                                                                          10.00             10.22         32,271    2000
------------------------------------------------------------------------------------------------------------------------
Nations Separate Account Trust
------------------------------------------------------------------------------------------------------------------------
  Nations Marsico Growth Portfolio                                        12.34             13.71        459,409    2004
                                                                          10.00             12.34        290,217    2003
------------------------------------------------------------------------------------------------------------------------
  Nations Marsico International Opportunities Portfolio                   13.37             15.32        311,963    2004
                                                                          10.00             13.37        115,018    2003
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Aggressive Growth Fund/VA -- Service Shares                    $11.94            $14.02          32,334   2004
                                                                              10.00             11.94          17,789   2003
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                              10.00             10.93          92,893   2004
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                  12.44             13.04         153,599   2004
                                                                               9.69             12.44          56,951   2003
                                                                              10.00              9.69             100   2002
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      8.70             10.17       1,576,650   2004
                                                                               6.19              8.70       1,142,590   2003
                                                                               8.12              6.19         691,046   2002
                                                                               9.40              8.12         276,877   2001
                                                                              10.00              9.40          35,315   2000
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            7.87              8.45       1,334,756   2004
                                                                               6.33              7.87       1,385,950   2003
                                                                               7.95              6.33       1,005,473   2002
                                                                               9.02              7.95         473,200   2001
                                                                              10.00              9.02          73,558   2000
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                 13.32             15.61         299,183   2004
                                                                               9.40             13.32         120,040   2003
                                                                              10.00              9.40              --   2002
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class         11.74             12.18         131,657   2004
   Shares                                                                     11.68             11.74         154,491   2003
                                                                              10.98             11.68          82,184   2002
                                                                              10.38             10.98          16,136   2001
                                                                              10.00             10.38             929   2000
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         11.70             12.60       1,529,658   2004
                                                                               9.69             11.70       1,522,099   2003
                                                                               9.98              9.69         541,743   2002
                                                                               9.92              9.98         207,597   2001
                                                                              10.00              9.92          11,611   2000
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class                 13.63             14.41       1,080,903   2004
   Shares                                                                     13.35             13.63       1,205,322   2003
                                                                              11.55             13.35       1,088,846   2002
                                                                              11.10             11.55         386,285   2001
                                                                              10.00             11.10          15,494   2000
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       12.46             12.85       4,038,116   2004
                                                                              12.07             12.46       4,353,956   2003
                                                                              11.26             12.07       2,751,630   2002
                                                                              10.57             11.26         810,937   2001
                                                                              10.00             10.57          58,869   2000
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                              12.11             13.00           4,228   2004
                                                                              10.00             12.11           1,832   2003
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                  12.31             13.97           6,289   2004
                                                                              10.00             12.31           2,027   2003
----------------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                         $ 3.33            $ 3.58         524,995   2004
                                                                     2.33              3.33         825,009   2003
                                                                     3.88              2.33         329,408   2002
                                                                     6.08              3.88         239,875   2001
                                                                    10.00              6.08          82,259   2000
------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Series Funds Inc
------------------------------------------------------------------------------------------------------------------
  Salomon Brothers Variable All Cap Fund -- Class 2                 12.91             13.72         216,563   2004
                                                                    10.00             12.91         112,510   2003
------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II
------------------------------------------------------------------------------------------------------------------
  Scudder Technology Growth Portfolio -- Class B Shares             14.94             14.91              --   2004
                                                                    10.40             14.94              --   2003
                                                                    10.00             10.40              --   2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman High Return Equity Portfolio -- Class B Shares         12.42             13.87              --   2004
                                                                     9.61             12.42              --   2003
                                                                    10.00              9.61              --   2002
------------------------------------------------------------------------------------------------------------------
  SVS Dreman Small Cap Value Portfolio -- Class B Shares            13.38             16.51              --   2004
                                                                     9.61             13.38              --   2003
                                                                    10.00              9.61              --   2002
------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust:
------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                             10.33             11.92       1,231,035   2004
                                                                     8.03             10.33         667,800   2003
                                                                    10.00              8.03         130,719   2002
------------------------------------------------------------------------------------------------------------------
  Emerging Growth Portfolio -- Class II Shares                       9.06              9.51         179,786   2004
                                                                     7.25              9.06         162,892   2003
                                                                    10.00              7.25          28,218   2002
------------------------------------------------------------------------------------------------------------------

The following Portfolios were added to the product on April 29, 2005. Therefore, no Condensed Financial Information is available:

   AIM Variable Insurance Funds -- AIM V.I. Real Estate Fund -- Series II shares American Century Variable Portfolios II, Inc. -- VP Inflation Protection
   Fund -- Class II
   Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares
   Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund Merrill Lynch Variable Series Funds, Inc. -- Merrill Lynch Global Allocation V.I. Fund -- Class III Shares
   MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares
   PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares PIMCO Variable Insurance Trust -- High Yield Portfolio -- Administrative Class Shares
   PIMCO Variable Insurance Trust -- Low Duration Portfolio -- Administrative Class Shares
   The Prudential Series Fund, Inc. -- Natural Resources Portfolio -- Class II Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable
   Total Return Fund -- Class II

Table of Contents

Statement of Additional Information


                                                                             Page
The Company.................................................................  B-3

The Separate Account........................................................  B-4

Additional Information About the Guarantee Account..........................  B-4

The Contracts...............................................................  B-5
   Transfer of Annuity Units................................................  B-5
   Net Investment Factor....................................................  B-6

Termination of Participation Agreements.....................................  B-6

Calculation of Performance Data.............................................  B-8
   Subaccounts Investing in GE Investments Funds, Inc. -- Money Market Fund
     and the Dreyfus Variable Investment Fund -- Money Market Portfolio.....  B-9
   Other Subaccounts........................................................ B-11
   Other Performance Data................................................... B-12

Tax Matters................................................................. B-13
   Taxation of GE Life and Annuity Assurance Company........................ B-13
   IRS Required Distributions............................................... B-13

General Provisions.......................................................... B-14
   Using the Contracts as Collateral........................................ B-14
   The Beneficiary.......................................................... B-15
   Non-Participating........................................................ B-15
   Misstatement of Age or Gender............................................ B-15
   Incontestability......................................................... B-15
   Statement of Values...................................................... B-15
   Trust as Owner or Beneficiary............................................ B-15
   Written Notice........................................................... B-15

Legal Developments Regarding Employment-Related Benefit Plans............... B-15

Regulation of GE Life and Annuity Assurance Company......................... B-16

Experts..................................................................... B-16

Financial Statements........................................................ B-16

                     GE Life and Annuity Assurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      GE Life and Annuity Assurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 to:

                      Name: ____________________________________________________

                      Address: _________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor: __________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                     GE Life and Annuity Assurance Company
                     GE Life & Annuity Separate Account 4
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 29, 2005 (as amended October 7, 2005), for the Flexible Premium Variable Deferred Annuity Contract issued by GE Life and Annuity Assurance Company through its GE Life & Annuity Separate Account 4. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contract are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: GE Life and Annuity Assurance Company
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.gefinancialservice.com

Or:       contact your financial representative

The date of this Statement of Additional Information is April 29, 2005 (as amended October 7, 2005).

               THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
          PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE
                PROSPECTUS FOR THE CONTRACT AND THE PORTFOLIOS.

Table of Contents

Statement of Additional Information


               The Company.................................................  B-3

               The Separate Account........................................  B-4

               Additional Information About the Guarantee Account..........  B-4

               The Contracts...............................................  B-5
                  Transfer of Annuity Units................................  B-5
                  Net Investment Factor....................................  B-6

               Termination of Participation Agreements.....................  B-6

               Calculation of Performance Data.............................  B-8
                  Subaccounts Investing in the GE Investments Funds,
                    Inc. -- Money Market Fund and the Dreyfus Variable
                    Investment Fund -- Money Market Portfolio..............  B-9
                  Other Subaccounts........................................ B-11
                  Other Performance Data................................... B-12

               Tax Matters................................................. B-13
                  Taxation of GE Life and Annuity Assurance Company........ B-13
                  IRS Required Distributions............................... B-13

               General Provisions.......................................... B-14
                  Using the Contracts as Collateral........................ B-14
                  The Beneficiary.......................................... B-15
                  Non-Participating........................................ B-15
                  Misstatement of Age or Gender............................ B-15
                  Incontestability......................................... B-15
                  Statement of Values...................................... B-15
                  Trust as Owner or Beneficiary............................ B-15
                  Written Notice........................................... B-15

               Legal Developments Regarding Employment-Related Benefit
               Plans....................................................... B-15

               Regulation of GE Life and Annuity Assurance Company......... B-16

               Experts..................................................... B-16

               Financial Statements........................................ B-16

THE COMPANY
                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital"), an affiliate of General Electric Company ("GE"), acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA" or "GE Capital Assurance"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.



                      On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.



                      On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.



                      GE, as a beneficial owner of Genworth, has stated that, subject to market conditions, it expects to reduce its ownership in Genworth in an orderly manner over the next two years as Genworth transitions to full independence. On March 31, 2005 and September 27, 2005, GE completed respective secondary offerings of Genworth's common stock. As of September 27, 2005, approximately 73% of Genworth's common stock was owned by public shareholders and approximately 27% of Genworth's common stock was beneficially owned by GE.


                      We principally offer annuity contracts, guaranteed investment contracts, funding agreements, Medicare supplement insurance and life insurance policies. We do business in 49 states and the District of Columbia. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

                      We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, provides consumers financial security solutions by selling a wide variety of insurance, investment and retirement products, primarily in North America. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection. We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), interest and other financing expenses and unallocated corporate income, expenses and income taxes.

                      Our financial information, including the information contained in this Statement of Additional Information and in the report filed on Form 10-K, quarterly reports on Form 10-Q, current reports on Form 8-K and any amendments to the above mentioned reports, will be made available upon request. Alternatively, reports filed with the SEC may be viewed or obtained at the SEC Public Reference Room in Washington, D.C., or at the SEC's Internet site at www.sec.gov.

                      We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

                      We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE
ACCOUNT
                      In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL
INFORMATION
ABOUT THE
GUARANTEE
ACCOUNT
                      The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

TRANSFER OF           At your request, Annuity Units may be transferred three
ANNUITY UNITS         times per calendar year from the Subaccounts in which
                      they are currently held (subject to certain restrictions described in the contract.

                      The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

                        (a) is the number of Annuity Units in the current
                            Subaccount desired to be transferred;

                        (b) is the Annuity Unit Value for the Subaccount in
                            which the Annuity Units are currently held; and

                        (c) is the Annuity Unit Value for the Subaccount to
                            which the transfer is made.

                      If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity

                      Units of that Subaccount after the transfer is at least
                      1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

NET INVESTMENT        The net investment factor measures investment performance
FACTOR                of the Subaccounts during a Valuation Period. Each
                      Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                        (a) is the result of:

                            (1) the value of the net assets of that Subaccount
                                at the end of the preceding Valuation Period;
                                plus

                            (2) the investment income and capital gains,
                                realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

                            (3) the capital losses, realized or unrealized,
                                charged against those assets during the
                                Valuation Period; minus

                            (4) any amount charged against that Subaccount for
                                taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

                        (b) is the value of the net assets of that Subaccount
                            at the end of the preceding Valuation Period; and

                        (c) is a factor for the Valuation Period representing
                            the mortality and expense risk charge and the administrative expense charge.

                      We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF
PARTICIPATION
AGREEMENTS
                      The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

                      AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      AllianceBernstein Variable Products Series Fund,
                      Inc. This agreement may be terminated by the parties upon six months' advance written notice.

                      American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

                      American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

                      Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

                      Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      FAM Variable Series Funds, Inc. (formerly, Merrill Lynch Variable Series Funds, Inc.) This agreement may be terminated by the parties upon six months' advance written notice.

                      Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

                      Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

                      Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

                      GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

                      Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

                      Greenwich Street Series Fund. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

                      J.P. Morgan Series Trust II. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

                      MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Nations Separate Account Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

                      Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

                      PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

                      The Prudential Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

                      Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

                      Salomon Brothers Variable Series Funds Inc. The agreement may be terminated at the option of any party upon six months' advance written notice.

                      Scudder Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

                      Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.

CALCULATION OF
PERFORMANCE
DATA
                      From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and the NASD.

                      The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

SUBACCOUNTS           From time to time, advertisements and sales literature
INVESTING IN THE      may quote the yield of the Subaccounts investing in the
GE INVESTMENTS        GE Investments Funds, Inc. -- Money Market Fund and the
FUNDS, INC. --        Dreyfus Variable Investment Fund -- Money Market
MONEY MARKET          Portfolio for a seven-day period, in a manner which does
FUND AND THE          not take into consideration any realized or unrealized
DREYFUS VARIABLE      gains or losses on shares of the corresponding money
INVESTMENT            market portfolio or on its portfolio securities. This
FUND -- MONEY         current annualized yield is computed by determining the
MARKET PORTFOLIO      net change (exclusive of realized gains and losses on the
                      sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund or the
                      Subaccount investing in the Dreyfus Variable Investment
                      Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age
                      70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate
                      Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the GE Investments Funds,
                      Inc. -- Money Market Fund and the Dreyfus Variable
                      Investment Fund -- Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate
                      Account. We assume for the purposes of the yield calculation that this charge will be waived. Current
                      Yield will be calculated according to the following formula:

                      Current Yield = ((NCP - ES)/UV) X (365/7)

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value on the first day of the seven-day period.

                      We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

                      Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

                      where:

NCP =   the net change in the value of the investment Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one unit.
ES  =   per unit expenses of the hypothetical account for the seven-day period.
UV  =   the unit value for the first day of the seven-day period.

                      The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

                      Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants older than age 70 when the contract is issued)

                      Current Yield: -0.08% as of December 31, 2004 Effective Yield: -0.08% as of December 31, 2004

                      GE Investments Funds, Inc. -- Money Market Fund (For Annuitants 70 and younger when the contract is issued)

                      Current Yield: 0.12% as of December 31, 2004
                      Effective Yield: 0.12% as of December 31, 2004

                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)

                      Current Yield: -0.37% as of December 31, 2004 Effective Yield: -0.36% as of December 31, 2004

                      Dreyfus Variable Investment Fund -- Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)

                      Current Yield: -0.16% as of December 31, 2004 Effective Yield: -0.16% as of December 31, 2004

                      Past Performance is not a Guarantee or Projection of Future Results.

OTHER                 Standardized Total Return.  Sales literature or
SUBACCOUNTS           advertisements may quote total return, including average
                      annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

                      Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

                      For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

                         1. We calculate the unit value for each Valuation
                            Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

                         2. The annual contract charge is $30 deducted at the
                            beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

                         3. The surrender charge will be determined by assuming
                            a surrender of the contract at the end of the period. Average annual total return for periods of seven years or less will therefore reflect the deduction of a surrender charge.

                         4. Standardized total return considers the charges for
                            all optional death benefit riders.

                         5. Standardized total return does not reflect the
                            deduction of any premium taxes.

                         6. Standardized total return will then be calculated
                            according to the following formula:

                            TR = (ERV/P)/1/N/ - 1

                            where:

    TR  =   the average annual total return for the period.
    ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
    P   =   a hypothetical single investment of $1,000.
    N   =   the duration of the period (in years).

                      The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

OTHER PERFORMANCE     We may disclose cumulative total return in conjunction
DATA                  with the standardized format described above. The
                      cumulative total return will be calculated using the following formula:

                      CTR = (ERV/P)-1

                      where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.

                      Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

                      Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

TAXATION OF GE        We do not expect to incur any Federal income tax
LIFE AND ANNUITY      liability attributable to investment income or capital
ASSURANCE             gains retained as part of the reserves under the
COMPANY               contracts. See the "Federal Tax Matters" section of the
                      prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur
                      Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

                      We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS REQUIRED          In order to be treated as an annuity contract for Federal
DISTRIBUTIONS         income tax purposes, Section 72(s) of the Code requires
                      any Non-Qualified Contract to provide that:

                        (a) if any owner dies on or after the Annuity
                            Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

                        (b) if any owner dies prior to the Annuity Commencement
                            Date, the entire interest in the contract will be distributed:

                            (1) within five years after the date of that
                                owner's death; or

                            (2) as income payments which will begin within one
                                year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

                      The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

                      Other rules apply to Qualified Contracts.

GENERAL
PROVISIONS

USING THE             A Non-Qualified Contract can be assigned as collateral
CONTRACTS AS          security. We must be notified in writing if a contract is
COLLATERAL            assigned. Any payment made before the assignment is
                      recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified
                      Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. See the "Federal Tax Matters" provision of the prospectus.

                      A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

THE BENEFICIARY       You may select one or more primary and contingent
                      beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

NON-PARTICIPATING     The contract is non-participating. No dividends are
                      payable.

MISSTATEMENT OF       If the Annuitant's age or gender, if applicable, was
AGE OR GENDER         misstated on the contract data page, any contract
                      benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

INCONTESTABILITY      We will not contest the contract.

STATEMENT OF          At least once each year, we will send you a statement of
VALUES                values within 30 days after each report date. The
                      statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

TRUST AS OWNER OR     If a trust is named as the owner or beneficiary of this
BENEFICIARY           contract and subsequently exercises ownership rights or
                      claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

WRITTEN NOTICE        Any written notice should be sent to us at our Home
                      Office at 6610 West Broad Street, Richmond, Virginia
                      23230. The contract number and the Annuitant's full name must be included.

                      We will send all notices to the owner at the last known address on file with us.

LEGAL
DEVELOPMENTS
REGARDING
EMPLOYMENT-
RELATED BENEFIT
PLANS
                      On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GE
LIFE AND ANNUITY
ASSURANCE
COMPANY
                      Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

EXPERTS
                      The consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 2004 and for each of the years or lesser periods in the two-year period ended December 31, 2004, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                      The reports of KPMG LLP dated February 12, 2005 with respect to the consolidated financial statements and schedule of GE Life and Annuity Assurance Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

FINANCIAL
STATEMENTS
                      This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company), as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004 and the financial statements of GE Life & Annuity Separate Account 4, as of December 31, 2004 and for each of the years or lesser periods in the two-year period then ended December 31, 2004. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of GE Life & Annuity Separate Account 4, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                             Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Table of Contents

                               December 31, 2004

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-27

Statements of Changes in Net Assets........................................  F-55

Notes to Financial Statements.............................................. F-101

            Report of Independent Registered Public Accounting Firm

Contract Owners
GE Life & Annuity Separate Account 4
  and
The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying statements of assets and liabilities, of GE Life & Annuity Separate Account 4 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation
Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity
Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Premier Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B, AllianceBernstein Technology Portfolio -- Class B; American Century Variable Portfolios, Inc -- VP Income & Growth Fund -- Class I, VP Ultra Fund -- Class I, VP Value Fund -- Class I; Dreyfus -- Dreyfus Investment Portfolios -- Emerging Markets Portfolio -- Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares, Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio; Eaton Vance Variable
Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income
Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income
Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap
Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Capital Appreciation Portfolio -- Institutional Shares, Capital Appreciation Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Income Portfolio -- Institutional Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Growth Portfolio -- Institutional Shares, Growth Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth
Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; Merrill Lynch Variable Series Fund, Inc. -- Merrill Lynch Basic Value V.I. Fund -- Class III Shares, Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares, Merrill Lynch Value Opportunities V.I.
Fund -- Class III Shares; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust
Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable

Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation
Fund/VA -- Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street
Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares; PBHG Insurance Series Fund, Inc. -- PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government
Portfolio -- Administrative Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio --  Class II, Jennison
Portfolio -- Class II Shares, SP William Blair International Growth
Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds, Inc -- Salomon Brothers Variable All Cap Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares and Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth
Portfolio -- Class II Shares) as of December 31, 2004, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two-year period then ended, and the financial highlights for each of the years or lesser periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 2004, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period ended, and their financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Richmond, Virginia
March 10, 2005

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                     Statements of Assets and Liabilities

                               December 31, 2004

                                                                AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                  AIM V.I.        AIM V.I.                        AIM V.I.
                                 AIM V.I.         AIM V.I.         Capital         Capital        AIM V.I.       Government
                                Aggressive      Basic Value     Appreciation     Development     Core Equity     Securities
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2a):....     $3,127         22,781,715      23,532,516         8,984           4,881           2,958
Dividend receivable..........         --                 --              --            --              --              --
Receivable from
  affiliate (note 4b)........         --                 --              --            --              --              --
Receivable for units sold....         --            115,868           7,866            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total assets..........      3,127         22,897,583      23,540,382         8,984           4,881           2,958
                                  ------         ----------      ----------         -----           -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --                974           1,011            --               1               1
Payable for units
  withdrawn..................         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
       Total liabilities.....         --                974           1,011            --               1               1
                                  ------         ----------      ----------         -----           -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,127         22,896,609      23,539,371         8,984           4,880           2,957
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --              --            --              --              --
   GE Life and Annuity
     (note 4d)...............         --                 --              --            --              --              --
                                  ------         ----------      ----------         -----           -----           -----
Net assets                        $3,127         22,896,609      23,539,371         8,984           4,880           2,957
                                  ======         ==========      ==========         =====           =====           =====
Investments in
  securities, at cost........     $2,783         20,523,763      20,981,289         7,476           4,512           3,051
                                  ======         ==========      ==========         =====           =====           =====
Shares outstanding...........        264          1,937,221       1,037,132           612             216             245
                                  ======         ==========      ==========         =====           =====           =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


                                                   AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------

                                                  AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Technology        AIM V.I.
                              Growth Fund --   Growth Fund --      Fund --         Fund --     Utilities Fund --
                              Series I shares Series II shares Series I shares Series I shares  Series I shares
                              --------------- ---------------- --------------- --------------- -----------------
Assets
Investments at fair
  market value (note 2a):....   $10,691,767       370,300        32,409,039         9,332            2,166
Dividend receivable..........            --            --                --            --               --
Receivable from
  affiliate (note 4b)........            --            --                --            --               --
Receivable for units sold....         1,301       144,358                --            --               --
                                -----------       -------        ----------         -----            -----
       Total assets..........    10,693,068       514,658        32,409,039         9,332            2,166
                                -----------       -------        ----------         -----            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           457            18             1,390             1                1
Payable for units
  withdrawn..................            --            --             1,938            --               --
                                -----------       -------        ----------         -----            -----
       Total liabilities.....           457            18             3,328             1                1
                                -----------       -------        ----------         -----            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,692,611       514,640        32,405,711         9,331            2,165
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --            --                --            --               --
   GE Life and Annuity
     (note 4d)...............            --            --                --            --               --
                                -----------       -------        ----------         -----            -----
Net assets...................   $10,692,611       514,640        32,405,711         9,331            2,165
                                ===========       =======        ==========         =====            =====
Investments in
  securities, at cost........   $ 9,986,596       357,422        32,233,426         8,927            1,687
                                ===========       =======        ==========         =====            =====
Shares outstanding...........       666,154        18,845         1,521,551           751              139
                                ===========       =======        ==========         =====            =====

                                   The Alger American Fund
                              ----------------------------------
                                                      Alger
                                     Alger        American Small
                                   American       Capitalization
                              Growth Portfolio --  Portfolio --
                                Class O Shares    Class O Shares
                              ------------------- --------------
Assets
Investments at fair
  market value (note 2a):....     127,731,674       80,384,768
Dividend receivable..........              --               --
Receivable from
  affiliate (note 4b)........               7               --
Receivable for units sold....              --               --
                                  -----------       ----------
       Total assets..........     127,731,681       80,384,768
                                  -----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           5,104            3,203
Payable for units
  withdrawn..................          77,560           22,345
                                  -----------       ----------
       Total liabilities.....          82,664           25,548
                                  -----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     127,506,915       80,294,452
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         142,102           64,768
   GE Life and Annuity
     (note 4d)...............              --               --
                                  -----------       ----------
Net assets...................     127,649,017       80,359,220
                                  ===========       ==========
Investments in
  securities, at cost........     150,418,510       73,288,074
                                  ===========       ==========
Shares outstanding...........       3,637,007        3,967,659
                                  ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       AllianceBernstein Variable Products Series Fund, Inc.
                              -----------------------------------------------------------------------------------
                               AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                               Growth and Income   International Value     Premier Growth      Small Cap Growth
                              Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                              -------------------- -------------------- -------------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $188,514,205           635,857             32,414,451           10,543,856
Dividend receivable..........               --                --                     --                   --
Receivable from
  affiliate (note 4b)........                2                --                     --                    1
Receivable for units sold....            8,417             1,036                  4,684                   --
                                  ------------           -------             ----------           ----------
       Total assets..........      188,522,624           636,893             32,419,135           10,543,857
                                  ------------           -------             ----------           ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            7,997                29                  1,391                  449
Payable for units
  withdrawn..................               --                --                     --                2,884
                                  ------------           -------             ----------           ----------
       Total liabilities.....            7,997                29                  1,391                3,333
                                  ------------           -------             ----------           ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $188,510,911           636,864             32,417,744           10,540,524
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................            3,716                --                     --                   --
   GE Life and Annuity
     (note 4d)...............               --                --                     --                   --
                                  ------------           -------             ----------           ----------
Net assets                        $188,514,627           636,864             32,417,744           10,540,524
                                  ============           =======             ==========           ==========
Investments in
  securities, at cost........     $160,429,001           611,723             31,235,225            8,661,123
                                  ============           =======             ==========           ==========
Shares outstanding...........        7,897,537            38,282              1,402,616              914,472
                                  ============           =======             ==========           ==========

                              ---------------------
                               AllianceBernstein
                                   Technology
                              Portfolio -- Class B
                              --------------------
Assets
Investments at fair
  market value (note 2a):....      4,152,835
Dividend receivable..........             --
Receivable from
  affiliate (note 4b)........             --
Receivable for units sold....            492
                                   ---------
       Total assets..........      4,153,327
                                   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....            174
Payable for units
  withdrawn..................             --
                                   ---------
       Total liabilities.....            174
                                   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      4,153,153
   Variable deferred
     annuity contract
     owners in
     the annuitization
     period..................             --
   GE Life and Annuity
     (note 4d)...............             --
                                   ---------
Net assets                         4,153,153
                                   =========
Investments in
  securities, at cost........      3,796,919
                                   =========
Shares outstanding...........        275,387
                                   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  American Century Variable Portfolios, Inc.                            Dreyfus
                              -------------------------------------------------- -------------------------------------
                                                                                                         Dreyfus
                                                                                    The Dreyfus         Investment
                                                                                      Socially        Portfolios --
                                                                                 Responsible Growth       MidCap
                              VP Income & Growth    VP Ultra        VP Value       Fund, Inc. --    Stock Portfolio --
                               Fund -- Class I   Fund -- Class I Fund -- Class I   Initial Shares     Initial Shares
                              ------------------ --------------- --------------- ------------------ ------------------
Assets
Investments at fair
  market value (note 2a):....       $3,340            3,331          16,914          5,816,269            1,400
Dividend receivable..........           --               --              --                 --               --
Receivable from
  affiliate (note 4b)........           --               --              --                 --               --
Receivable for units sold....           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
       Total assets..........        3,340            3,331          16,914          5,816,269            1,400
                                    ------            -----          ------          ---------            -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           --                1               2                245                1
Payable for units
  withdrawn..................           --               --              --                923               --
                                    ------            -----          ------          ---------            -----
       Total liabilities.....           --                1               2              1,168                1
                                    ------            -----          ------          ---------            -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $3,340            3,330          16,912          5,815,101            1,399
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --               --              --                 --               --
   GE Life and Annuity
     (note 4d)...............           --               --              --                 --               --
                                    ------            -----          ------          ---------            -----
Net assets...................       $3,340            3,330          16,912          5,815,101            1,399
                                    ======            =====          ======          =========            =====
Investments in
  securities, at cost........       $2,467            3,184          15,503          6,594,767            1,286
                                    ======            =====          ======          =========            =====
Shares outstanding...........          456              328           1,933            231,079               79
                                    ======            =====          ======          =========            =====

                              -----------------

                              Dreyfus Variable
                                 Investment
                                  Fund --
                                Money Market
                                 Portfolio
                              ----------------
Assets
Investments at fair
  market value (note 2a):....      24,261
Dividend receivable..........          10
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                   ------
       Total assets..........      24,271
                                   ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           2
Payable for units
  withdrawn..................          --
                                   ------
       Total liabilities.....           2
                                   ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      24,269
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   GE Life and Annuity
     (note 4d)...............          --
                                   ------
Net assets...................      24,269
                                   ======
Investments in
  securities, at cost........      24,261
                                   ======
Shares outstanding...........      24,261
                                   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                    Eaton Vance Variable Trust       Evergreen Variable Annuity Trust
                              -------------------------------------- --------------------------------
                              VT Floating- VT Income  VT Worldwide             Evergreen VA
                              Rate Income   Fund of  Health Sciences          Omega Fund --
                                  Fund      Boston        Fund                   Class 2
                              ------------ --------- --------------- --------------------------------
Assets
Investments at fair
  market value (note 2a):.... $30,850,007     --       10,250,843                148,652
Dividend receivable..........      81,254     --               --                     --
Receivable from
  affiliate (note 4b)........           1     --               --                     --
Receivable for units sold....     188,509     --           30,691                     --
                              -----------     --       ----------                -------
       Total assets..........  31,119,771     --       10,281,534                148,652
                              -----------     --       ----------                -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,319     --              435                      8
Payable for units
  withdrawn..................          --     --               --                     --
                              -----------     --       ----------                -------
       Total liabilities.....       1,319     --              435                      8
                              -----------     --       ----------                -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $31,118,452     --       10,278,974                148,644
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --     --            2,125                     --
   GE Life and Annuity
     (note 4d)...............          --     --               --                     --
                              -----------     --       ----------                -------
Net assets................... $31,118,452     --       10,281,099                148,644
                              ===========     ==       ==========                =======
Investments in
  securities, at cost........ $30,808,292     --        9,635,113                137,094
                              ===========     ==       ==========                =======
Shares outstanding...........   3,054,456     --          911,997                  9,233
                              ===========     ==       ==========                =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                    Federated Insurance Series
                              -----------------------------------------------------------------------
                              Federated               Federated   Federated
                               American              High Income High Income               Federated
                               Leaders    Federated     Bond        Bond       Federated    Kaufmann
                              Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                               Primary     Income      Primary     Service   Small Company  Service
                                Shares     Fund II     Shares      Shares       Fund II      Shares
                              ----------- ---------- ----------- ----------- ------------- ----------
Assets
Investments at fair
  market value (note 2a):.... $64,104,103 24,118,060 67,280,915  46,249,537       --       31,894,978
Dividend receivable..........          --         --         --          --       --               --
Receivable from
  affiliate (note 4b)........          --         --          1           1       --               --
Receivable for units sold....          --         --      8,290      30,384       --           62,489
                              ----------- ---------- ----------  ----------       --       ----------
       Total assets..........  64,104,103 24,118,060 67,289,206  46,279,922       --       31,957,467
                              ----------- ---------- ----------  ----------       --       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,540        946      2,680       1,977       --            1,347
Payable for units
  withdrawn..................      26,928          5         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
       Total liabilities.....      29,468        951      2,680       1,977       --            1,347
                              ----------- ---------- ----------  ----------       --       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $64,074,635 24,113,838 67,209,050  46,277,945       --       31,956,120
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --      3,271     77,476          --       --               --
   GE Life and Annuity
     (note 4d)...............          --         --         --          --       --               --
                              ----------- ---------- ----------  ----------       --       ----------
Net assets................... $64,074,635 24,117,109 67,286,526  46,277,945       --       31,956,120
                              =========== ========== ==========  ==========       ==       ==========
Investments in
  securities, at cost........ $57,597,215 27,055,842 63,771,999  43,315,754       --       28,031,031
                              =========== ========== ==========  ==========       ==       ==========
Shares outstanding...........   3,101,311  2,719,060  8,204,990   5,660,898       --        2,444,060
                              =========== ========== ==========  ==========       ==       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                  Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                                                                      VIP Dynamic
                                              VIP Asset                      VIP        Capital
                                VIP Asset    Manager/SM        VIP      Contrafund(R) Appreciation  VIP Equity-
                               Manager/SM/  /Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                              Portfolio --     Service    Portfolio --     Service      Service    Portfolio --
                              Initial Class    Class 2    Initial Class    Class 2      Class 2    Initial Class
                              ------------- ------------- ------------- ------------- ------------ -------------
Assets
Investments at fair
  market value (note 2a):.... $177,990,505    6,368,149    373,241,105   126,126,012   1,348,151    424,197,793
Dividend receivable..........           --           --             --            --          --             --
Receivable from
  affiliate (note 4b)........           --           --             --             1          --             --
Receivable for units sold....           --           76             --        18,018          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total assets..........  177,990,505    6,368,225    373,241,105   126,144,031   1,348,151    424,197,793
                              ------------    ---------    -----------   -----------   ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        6,109          317         14,729         5,389          59         16,291
Payable for units
  withdrawn..................      106,874           --         53,412            --          --        111,348
                              ------------    ---------    -----------   -----------   ---------    -----------
       Total liabilities.....      112,983          317         68,141         5,389          59        127,639
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $177,744,843    6,367,908    373,090,104   126,138,642   1,348,092    423,912,170
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      132,679           --         82,860            --          --        157,984
   GE Life and Annuity
     (note 4d)...............           --           --             --            --          --             --
                              ------------    ---------    -----------   -----------   ---------    -----------
Net assets................... $177,877,522    6,367,908    373,172,964   126,138,642   1,348,092    424,070,154
                              ============    =========    ===========   ===========   =========    ===========
Investments in
  securities, at cost........ $178,598,188    6,104,196    308,027,460   103,500,387   1,270,285    363,534,662
                              ============    =========    ===========   ===========   =========    ===========
Shares outstanding...........   11,985,893      434,983     14,021,078     4,786,566     189,613     16,720,449
                              ============    =========    ===========   ===========   =========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                                VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                  Income         Income         Income      Opportunities  VIP Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                              --------------- ------------- --------------- ------------- -------------
Assets
Investments at fair
  market value (note 2a):....  $135,301,291    96,781,856     32,923,050     30,779,548    232,549,956
Dividend receivable..........            --            --             --             --             --
Receivable from
  affiliate (note 4b)........            --            --             --             --              3
Receivable for units sold....        81,270            --          5,017             --             --
                               ------------    ----------     ----------     ----------    -----------
       Total assets..........   135,382,561    96,781,856     32,928,067     30,779,548    232,549,959
                               ------------    ----------     ----------     ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         5,795         3,874          1,408          1,225          8,885
Payable for units
  withdrawn..................            --        21,728             --         16,237        152,145
                               ------------    ----------     ----------     ----------    -----------
       Total liabilities.....         5,795        25,602          1,408         17,462        161,030
                               ------------    ----------     ----------     ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $135,376,766    96,749,803     32,926,659     30,762,086    232,355,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --         6,451             --             --         33,206
   GE Life and Annuity
     (note 4d)...............            --            --             --             --             --
                               ------------    ----------     ----------     ----------    -----------
Net assets...................  $135,376,766    96,756,254     32,926,659     30,762,086    232,388,929
                               ============    ==========     ==========     ==========    ===========
Investments in
  securities, at cost........  $113,431,092    94,133,795     29,674,828     31,738,740    253,990,779
                               ============    ==========     ==========     ==========    ===========
Shares outstanding...........     5,392,638     6,957,718      2,401,389      1,915,342      7,264,916
                               ============    ==========     ==========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                         Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                             VIP Value
                                VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2a):....   $55,295,601      37,416       191,006,277    83,774,623      1,594,742
Dividend receivable..........            --          --                --            --             --
Receivable from
  affiliate (note 4b)........             4          --                --             1             --
Receivable for units sold....         2,680          --           418,236        20,982             --
                                -----------      ------       -----------    ----------      ---------
       Total assets..........    55,298,285      37,416       191,424,513    83,795,606      1,594,742
                                -----------      ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,360           2             8,008         3,176             70
Payable for units
  withdrawn..................            --          --                --            --             34
                                -----------      ------       -----------    ----------      ---------
       Total liabilities.....         2,360           2             8,008         3,176            104
                                -----------      ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $55,295,925      37,414       191,410,415    83,792,430      1,594,638
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          --             6,090            --             --
   GE Life and Annuity
     (note 4d)...............            --          --                --            --             --
                                -----------      ------       -----------    ----------      ---------
Net assets...................   $55,295,925      37,414       191,416,505    83,792,430      1,594,638
                                ===========      ======       ===========    ==========      =========
Investments in
  securities, at cost........   $51,500,594      24,346       144,754,016    67,261,865      1,442,343
                                ===========      ======       ===========    ==========      =========
Shares outstanding...........     1,747,649       1,240         6,392,446     4,781,657        112,782
                                ===========      ======       ===========    ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                  Franklin Templeton Variable Insurance Products Trust
                              -------------------------------------------------------------
                                                                                 Templeton
                                                           Templeton  Templeton    Global
                              Franklin Large Mutual Shares  Foreign    Foreign     Asset
                                Cap Growth    Securities   Securities Securities Allocation
                                Securities      Fund --     Fund --    Fund --    Fund --
                                 Fund --        Class 2     Class I    Class 2    Class 2
                              Class 2 Shares    Shares       Shares     Shares     Shares
                              -------------- ------------- ---------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $1,238           1        155,926     23,604       --
Dividend receivable..........         --          --             --         --       --
Receivable from
  affiliate (note 4b)........         --          --             --         --       --
Receivable for units sold....         --          --          3,917         --       --
                                  ------          --        -------     ------       --
       Total assets..........      1,238           1        159,843     23,604       --
                                  ------          --        -------     ------       --
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --           1              7          2       --
Payable for units
  withdrawn..................         --          --             --         --       --
                                  ------          --        -------     ------       --
       Total liabilities.....         --           1              7          2       --
                                  ------          --        -------     ------       --
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $1,238          --        159,836     23,602       --
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --             --         --       --
   GE Life and Annuity
     (note 4d)...............         --          --             --         --       --
                                  ------          --        -------     ------       --
Net assets...................     $1,238          --        159,836     23,602       --
                                  ======          ==        =======     ======       ==
Investments in
  securities, at cost........     $1,191          --        155,142     20,157       --
                                  ======          ==        =======     ======       ==
Shares outstanding...........         83          --         10,731      1,645       --
                                  ======          ==        =======     ======       ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                Global                International   Mid-Cap     Money        Premier
                                Income      Income       Equity       Equity      Market    Growth Equity
                                 Fund        Fund         Fund         Fund        Fund         Fund
                              ----------- ----------- ------------- ----------- ----------- -------------
Assets
Investments at fair
  market value (note 2a):.... $15,876,902 126,636,774  44,729,846   224,687,319 254,000,281  127,170,537
Dividend receivable..........          --          --          --            --     395,845           --
Receivable from
  affiliate (note 4b)........          --           1          --             5           3           --
Receivable for units sold....          --          --     118,262            --          --       78,558
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total assets..........  15,876,902 126,636,775  44,848,108   224,687,324 254,396,129  127,249,095
                              ----------- -----------  ----------   ----------- -----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         314       5,143       1,130         9,268      10,361        5,299
Payable for units
  withdrawn..................           1       1,278          --         2,541     907,147           --
                              ----------- -----------  ----------   ----------- -----------  -----------
       Total liabilities.....         315       6,421       1,130        11,809     917,508        5,299
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $ 8,329,336 126,630,354  28,421,065   224,629,789 253,447,618  127,003,550
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --          --        45,726      31,003      240,246
   GE Life and Annuity
     (note 4d)...............   7,547,251          --  16,425,913            --          --           --
                              ----------- -----------  ----------   ----------- -----------  -----------
Net assets................... $15,876,587 126,630,354  44,846,978   224,675,515 253,478,621  127,243,796
                              =========== ===========  ==========   =========== ===========  ===========
Investments in
  securities, at cost........ $14,376,833 133,521,726  37,935,077   199,863,823 254,000,281  111,472,285
                              =========== ===========  ==========   =========== ===========  ===========
Shares outstanding...........   1,308,895  10,337,696   4,582,976    12,257,901 254,000,281    1,696,738
                              =========== ===========  ==========   =========== ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------
                              Real Estate  S&P 500(R)   Small-Cap     Total        U.S.       Value
                              Securities     Index     Value Equity   Return      Equity      Equity
                                 Fund         Fund         Fund        Fund        Fund        Fund
                              ------------ ----------- ------------ ----------- ----------- ----------
Assets
Investments at fair
  market value (note 2a):.... $137,236,069 543,757,474 109,269,372  498,138,606 101,830,456 34,466,735
Dividend receivable..........           --          --          --           --          --         --
Receivable from
  affiliate (note 4b)........            1          10           2           --           2         --
Receivable for units sold....      150,803          --      33,679    1,092,252          --     88,963
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total assets..........  137,386,873 543,757,484 109,303,053  499,230,858 101,830,458 34,555,698
                              ------------ ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,520      22,064       4,628       21,544       4,241      1,479
Payable for units
  withdrawn..................           --     438,921          --           --      39,023         --
                              ------------ ----------- -----------  ----------- ----------- ----------
       Total liabilities.....        5,520     460,985       4,628       21,544      43,264      1,479
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $137,381,353 543,192,219 109,298,425  499,202,648 101,648,441 34,554,219
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --     104,280          --        6,666     138,753         --
   GE Life and Annuity
     (note 4d)...............           --          --          --           --          --         --
                              ------------ ----------- -----------  ----------- ----------- ----------
Net assets................... $137,381,353 543,296,499 109,298,425  499,209,314 101,787,194 34,554,219
                              ============ =========== ===========  =========== =========== ==========
Investments in
  securities, at cost........ $122,594,496 508,196,296  99,780,454  467,914,365  92,933,400 29,872,729
                              ============ =========== ===========  =========== =========== ==========
Shares outstanding...........    7,023,340  24,383,743   8,022,715   31,192,148   3,029,767  3,527,813
                              ============ =========== ===========  =========== =========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         Greenwich
                              Goldman Sachs Variable   Street Series
                                  Insurance Trust           Fund                        Janus Aspen Series
                              ----------------------- ---------------- -----------------------------------------------------
                                                          Salomon
                                                          Brothers                                   Capital      Capital
                                Goldman    Goldman        Variable       Balanced      Balanced   Appreciation  Appreciation
                                 Sachs      Sachs        Aggressive    Portfolio --  Portfolio -- Portfolio --  Portfolio --
                              Growth and   Mid Cap         Growth      Institutional   Service    Institutional   Service
                              Income Fund Value Fund  Fund -- Class II    Shares        Shares       Shares        Shares
                              ----------- ----------- ---------------- ------------- ------------ ------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $34,832,784 191,708,578    5,884,209      341,276,387  125,982,885   149,767,154   24,591,364
Dividend receivable..........          --          --           --               --           --            --           --
Receivable from
  affiliate (note 4b)........          --           4           --               --           --            --           --
Receivable for units sold....     164,114          --       14,486               --       44,290            --        7,306
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total assets..........  34,996,898 191,708,582    5,898,695      341,276,387  126,027,175   149,767,154   24,598,670
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,399       7,658          254           13,461        5,415         6,051        1,047
Payable for units
  withdrawn..................          --      44,803           --          168,758           --        38,668           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
       Total liabilities.....       1,399      52,461          254          182,219        5,415        44,719        1,047
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $34,995,499 191,656,121    5,898,441      341,085,659  126,021,760   149,452,381   24,597,623
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --          --           --            8,509           --       270,054           --
   GE Life and Annuity
     (note 4d)...............          --          --           --               --           --            --           --
                              ----------- -----------    ---------      -----------  -----------   -----------   ----------
Net assets................... $34,995,499 191,656,121    5,898,441      341,094,168  126,021,760   149,722,435   24,597,623
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Investments in
  securities, at cost........ $29,707,327 162,894,611    5,404,790      325,483,297  114,664,149   147,035,666   20,869,772
                              =========== ===========    =========      ===========  ===========   ===========   ==========
Shares outstanding...........   2,974,619  12,546,373      279,535       13,992,472    4,991,398     6,093,049    1,008,256
                              =========== ===========    =========      ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                                                         Global Life       Global
                                  Core Equity        Flexible Income       Sciences      Technology          Growth
                                  Portfolio --         Portfolio --      Portfolio --   Portfolio --      Portfolio --
                              Institutional Shares Institutional Shares Service Shares Service Shares Institutional Shares
                              -------------------- -------------------- -------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....        $6,225             54,729,466        15,258,211     15,948,030       196,666,273
Dividend receivable..........            --                     --                --             --                --
Receivable from
  affiliate (note 4b)........            --                      1                --              2                --
Receivable for units sold....            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
       Total assets..........         6,225             54,729,467        15,258,211     15,948,032       196,666,273
                                     ------             ----------        ----------     ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             1                  2,159               632            645             7,701
Payable for units
  withdrawn..................            --                 14,075            24,730         21,191            80,284
                                     ------             ----------        ----------     ----------       -----------
       Total liabilities.....             1                 16,234            25,362         21,836            87,985
                                     ------             ----------        ----------     ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $6,224             54,713,233        15,232,849     15,922,913       196,533,671
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --                     --                --          3,283            44,617
   GE Life and Annuity
     (note 4d)...............            --                     --                --             --                --
                                     ------             ----------        ----------     ----------       -----------
Net assets...................        $6,224             54,713,233        15,232,849     15,926,196       196,578,288
                                     ======             ==========        ==========     ==========       ===========
Investments in
  securities, at cost........        $5,491             56,058,212        13,803,576     15,778,698       212,828,012
                                     ======             ==========        ==========     ==========       ===========
Shares outstanding...........           338              4,508,193         1,938,782      4,492,403         9,799,017
                                     ======             ==========        ==========     ==========       ===========

                              ---------------

                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   16,681,317
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   16,681,317
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          714
Payable for units
  withdrawn..................      169,122
                                ----------
       Total liabilities.....      169,836
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   16,511,481
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   16,511,481
                                ==========
Investments in
  securities, at cost........   16,448,692
                                ==========
Shares outstanding...........      840,792
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------------
                                 International     International        Mid Cap           Mid Cap          Worldwide
                                     Growth            Growth            Growth            Growth            Growth
                                  Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                              Institutional Shares Service Shares Institutional Shares Service Shares Institutional Shares
                              -------------------- -------------- -------------------- -------------- --------------------
Assets
Investments at fair
  market value (note 2a):....     $96,356,563        25,981,651       136,640,617        15,384,913       225,962,856
Dividend receivable..........              --                --                --                --                --
Receivable from
  affiliate (note 4b)........              --                --                --                --                 2
Receivable for units sold....              --                --                --           166,132                --
                                  -----------        ----------       -----------        ----------       -----------
       Total assets..........      96,356,563        25,981,651       136,640,617        15,551,045       225,962,858
                                  -----------        ----------       -----------        ----------       -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           3,803             1,102             5,407               655             8,743
Payable for units
  withdrawn..................         201,216               308            48,927                --           258,348
                                  -----------        ----------       -----------        ----------       -----------
       Total liabilities.....         205,019             1,410            54,334               655           267,091
                                  -----------        ----------       -----------        ----------       -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $96,024,774        25,980,241       136,368,561        15,550,390       225,567,538
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         126,770                --           217,722                --           128,229
   GE Life and Annuity
     (note 4d)...............              --                --                --                --                --
                                  -----------        ----------       -----------        ----------       -----------
Net assets...................     $96,151,544        25,980,241       136,586,283        15,550,390       225,695,767
                                  ===========        ==========       ===========        ==========       ===========
Investments in
  securities, at cost........     $79,254,593        20,996,980       159,631,679        13,765,502       260,600,838
                                  ===========        ==========       ===========        ==========       ===========
Shares outstanding...........       3,545,127           964,427         5,287,950           606,661         8,437,747
                                  ===========        ==========       ===========        ==========       ===========

                              ---------------
                                Worldwide
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2a):....   20,556,413
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....        1,468
                                ----------
       Total assets..........   20,557,881
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          876
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          876
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   20,557,005
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   GE Life and Annuity
     (note 4d)...............           --
                                ----------
Net assets...................   20,557,005
                                ==========
Investments in
  securities, at cost........   20,250,959
                                ==========
Shares outstanding...........      772,217
                                ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           J.P. Morgan Series Trust II
                              ------------------------------------------------------
                                                                          U.S. Large
                                        International  Mid Cap    Small    Cap Core
                                Bond       Equity       Value    Company    Equity
                              Portfolio   Portfolio   Portfolio Portfolio Portfolio
                              --------- ------------- --------- --------- ----------
Assets
Investments at fair
  market value (note 2a):....  $51,390        412      20,783     1,579        --
Dividend receivable..........       --         --          --        --        --
Receivable from
  affiliate (note 4b)........       --         --          --        --        --
Receivable for units sold....       --      6,000      23,000     6,000     6,000
                               -------      -----      ------     -----     -----
       Total assets..........   51,390      6,412      43,783     7,579     6,000
                               -------      -----      ------     -----     -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        3         --           2        --        --
Payable for units
  withdrawn..................       --         --          --        --        --
                               -------      -----      ------     -----     -----
       Total liabilities.....        3         --           2        --        --
                               -------      -----      ------     -----     -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,387      6,412      43,781     7,579     6,000
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       --         --          --        --        --
   GE Life and Annuity
     (note 4d)...............       --         --          --        --        --
                               -------      -----      ------     -----     -----
Net assets...................  $51,387      6,412      43,781     7,579     6,000
                               =======      =====      ======     =====     =====
Investments in
  securities, at cost........  $52,502        373      19,403     1,268        --
                               =======      =====      ======     =====     =====
Shares outstanding...........    4,223         37         802        88        --
                               =======      =====      ======     =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                Merrill Lynch Variable Series Fund, Inc.         MFS(R) Variable Insurance Trust
                              -------------------------------------------- --------------------------------------------
                                Merrill   Merrill Lynch                        MFS(R)
                              Lynch Basic   Large Cap        Merrill          Investors        MFS(R)       MFS(R) New
                              Value V.I.   Growth V.I.     Lynch Value         Growth         Investors     Discovery
                                Fund --      Fund --    Opportunities V.I. Stock Series -- Trust Series --  Series --
                               Class III    Class III        Fund --           Service         Service       Service
                                Shares       Shares      Class III Shares   Class Shares    Class Shares   Class Shares
                              ----------- ------------- ------------------ --------------- --------------- ------------
Assets
Investments at fair
  market value (note 2a):.... $2,636,331     376,083        1,323,175        26,997,227      22,280,131     42,209,036
Dividend receivable..........         --          --               --                --              --             --
Receivable from
  affiliate (note 4b)........         --          --               --                --              --              2
Receivable for units sold....         --          --           27,309            12,262           8,473             --
                              ----------     -------        ---------        ----------      ----------     ----------
       Total assets..........  2,636,331     376,083        1,350,484        27,009,489      22,288,604     42,209,038
                              ----------     -------        ---------        ----------      ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        117          16               61             1,145             953          1,781
Payable for units
  withdrawn..................         44          --               --                --              --        126,534
                              ----------     -------        ---------        ----------      ----------     ----------
       Total liabilities.....        161          16               61             1,145             953        128,315
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $2,636,170     376,067        1,350,423        27,002,415      22,287,651     42,076,840
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --          --               --             5,929              --          3,883
   GE Life and Annuity
     (note 4d)...............         --          --               --                --              --             --
                              ----------     -------        ---------        ----------      ----------     ----------
Net assets................... $2,636,170     376,067        1,350,423        27,008,344      22,287,651     42,080,723
                              ==========     =======        =========        ==========      ==========     ==========
Investments in
  securities, at cost........ $2,490,386     341,768        1,565,623        24,925,653      19,432,258     37,739,067
                              ==========     =======        =========        ==========      ==========     ==========
Shares outstanding...........    168,026      37,797          147,019         2,890,495       1,238,473      2,869,411
                              ==========     =======        =========        ==========      ==========     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              MFS(R) Variable Insurance Trust (continued)  Nations Separate Account Trust
                              ------------------------------------------  --------------------------------
                                                MFS(R) Total    MFS(R)
                              MFS(R) Strategic     Return     Utilities                    Nations Marsico
                              Income Series --   Series --    Series --                     International
                                  Service         Service      Service    Nations Marsico   Opportunities
                                Class Shares    Class Shares Class Shares Growth Portfolio    Portfolio
                              ----------------  ------------ ------------ ---------------- ---------------
Assets
Investments at fair
  market value (note 2a):....       $ 1            31,200     38,741,370     35,076,449      34,407,030
Dividend receivable..........        --                --             --             --              --
Receivable from
  affiliate (note 4b)........        --                 1              2              1              --
Receivable for units sold....        --                --         45,247        120,653         114,523
                                    ---            ------     ----------     ----------      ----------
       Total assets..........         1            31,201     38,786,619     35,197,103      34,521,553
                                    ---            ------     ----------     ----------      ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         1                 2          1,651          1,500           1,476
Payable for units
  withdrawn..................        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
       Total liabilities.....         1                 2          1,651          1,500           1,476
                                    ---            ------     ----------     ----------      ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....       $--            31,199     38,784,968     35,195,603      34,516,301
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --                --             --             --           3,776
   GE Life and Annuity
     (note 4d)...............        --                --             --             --              --
                                    ---            ------     ----------     ----------      ----------
Net assets...................       $--            31,199     38,784,968     35,195,603      34,520,077
                                    ===            ======     ==========     ==========      ==========
Investments in
  securities, at cost........       $--            24,913     29,995,275     30,765,164      30,670,701
                                    ===            ======     ==========     ==========      ==========
Shares outstanding...........        --             1,468      1,906,563      2,106,694       2,185,961
                                    ===            ======     ==========     ==========      ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Oppenheimer Variable Account Funds
                              ----------------------------------------------------------------------------------------------
                                                                                                                Oppenheimer
                               Oppenheimer   Oppenheimer Aggressive Oppenheimer     Oppenheimer     Oppenheimer   Capital
                                Aggressive     Growth Fund/VA --     Balanced   Balanced Fund/VA --    Bond     Appreciation
                              Growth Fund/VA     Service Shares       Fund/VA     Service Shares      Fund/VA     Fund/VA
                              -------------- ---------------------- ----------- ------------------- ----------- ------------
Assets
Investments at fair
  market value (note 2a):....  $103,516,141        5,607,514        81,217,983       9,376,606      83,726,610  171,524,199
Dividend receivable..........            --               --                --              --              --           --
Receivable from
  affiliate (note 4b)........            --               --                 1              --              --           --
Receivable for units sold....            --            4,738                --           2,995              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total assets..........   103,516,141        5,612,252        81,217,984       9,379,601      83,726,610  171,524,199
                               ------------        ---------        ----------       ---------      ----------  -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,913              238             3,122             450           3,272        6,669
Payable for units
  withdrawn..................        77,171               --            10,207              --         124,444      107,775
                               ------------        ---------        ----------       ---------      ----------  -----------
       Total liabilities.....        81,084              238            13,329             450         127,716      114,444
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $103,371,904        5,612,014        81,204,655       9,379,151      83,598,894  171,283,703
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        63,153               --                --              --              --      126,052
   GE Life and Annuity
     (note 4d)...............            --               --                --              --              --           --
                               ------------        ---------        ----------       ---------      ----------  -----------
Net assets...................  $103,435,057        5,612,014        81,204,655       9,379,151      83,598,894  171,409,755
                               ============        =========        ==========       =========      ==========  ===========
Investments in
  securities, at cost........  $106,089,773        4,929,009        71,345,207       8,819,393      81,591,492  159,886,926
                               ============        =========        ==========       =========      ==========  ===========
Shares outstanding...........     2,354,245          128,495         4,681,152         543,256       7,280,575    4,637,042
                               ============        =========        ==========       =========      ==========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                   PBHG Insurance Series
                                         Oppenheimer Variable Account Funds (continued)                 Fund, Inc.
                              -------------------------------------------------------------------- ---------------------
                                                   Oppenheimer                         Oppenheimer
                                                     Global                Oppenheimer Main Street
                                  Oppenheimer      Securities              Main Street  Small Cap               PBHG
                              Capital Appreciation Fund/VA --  Oppenheimer Fund/VA --  Fund/VA --    PBHG     Large Cap
                                   Fund/VA --        Service   High Income   Service     Service   Growth II   Growth
                                 Service Shares      Shares      Fund/VA     Shares      Shares    Portfolio  Portfolio
                              -------------------- ----------- ----------- ----------- ----------- ---------- ----------
Assets
Investments at fair
  market value (note 2a):....     $13,375,708      103,230,768 89,904,823  58,639,217  24,610,718  11,046,654 17,037,198
Dividend receivable..........              --               --         --          --          --          --         --
Receivable from
  affiliate (note 4b)........              --               --         --          --          --          --         --
Receivable for units sold....          90,171           73,239         --      11,115      42,924          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total assets..........      13,465,879      103,304,007 89,904,823  58,650,332  24,653,642  11,046,654 17,037,198
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             572            4,385      3,458       2,505       1,048         422        648
Payable for units
  withdrawn..................              --               --     12,615          --          --      28,365     27,974
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
       Total liabilities.....             572            4,385     16,073       2,505       1,048      28,787     28,622
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $13,465,307      103,295,796 89,881,375  58,647,827  24,652,594  10,996,801 17,008,576
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --            3,826      7,375          --          --      21,066         --
   GE Life and Annuity
     (note 4d)...............              --               --         --          --          --          --         --
                                  -----------      ----------- ----------  ----------  ----------  ---------- ----------
Net assets...................     $13,465,307      103,299,622 89,888,750  58,647,827  24,652,594  11,017,867 17,008,576
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Investments in
  securities, at cost........     $12,226,501       80,377,527 88,719,991  50,505,821  21,016,227  10,861,608 16,381,204
                                  ===========      =========== ==========  ==========  ==========  ========== ==========
Shares outstanding...........         364,163        3,519,631 10,216,457   2,832,812   1,541,059   1,054,070    958,223
                                  ===========      =========== ==========  ==========  ==========  ========== ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                               PIMCO Variable Insurance Trust
                                ------------------------------------------------------------
                                 Foreign Bond
                                  Portfolio                      Long-Term
                                 (U.S. Dollar    High Yield   U.S. Government  Total Return
                                  Hedged) --    Portfolio --   Portfolio --    Portfolio --
                                Administrative Administrative Administrative  Administrative
                                 Class Shares   Class Shares   Class Shares    Class Shares
                                -------------- -------------- --------------- --------------
Assets
Investments at fair
  market value (note 2a):......  $10,797,206    102,923,095     66,271,210     272,951,216
Dividend receivable............       19,967        558,517        201,806         594,204
Receivable from
  affiliate (note 4b)..........           --              1              3              --
Receivable for units sold......           --         31,469         11,742         232,791
                                 -----------    -----------     ----------     -----------
       Total assets............   10,817,173    103,513,082     66,484,761     273,778,211
                                 -----------    -----------     ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).......          461          4,415          2,848          11,648
Payable for units
  withdrawn....................      174,235             --             --              --
                                 -----------    -----------     ----------     -----------
       Total liabilities.......      174,696          4,415          2,848          11,648
                                 -----------    -----------     ----------     -----------
Net assets attributable
  to:
       Variable deferred
         annuity
         contract owners
         in the
         accumulation
         period................  $10,642,477    103,506,574     66,481,913     273,764,520
       Variable deferred
         annuity
         contract owners
         in the
         annuitization
         period................           --          2,093             --           2,043
       GE Life and
         Annuity (note 4d).....           --             --             --              --
                                 -----------    -----------     ----------     -----------
Net assets.....................  $10,642,477    103,508,667     66,481,913     273,766,563
                                 ===========    ===========     ==========     ===========
Investments in
  securities, at cost..........  $10,684,791     96,979,157     65,756,239     268,561,521
                                 ===========    ===========     ==========     ===========
Shares outstanding.............    1,063,764     12,252,749      5,922,360      25,970,620
                                 ===========    ===========     ==========     ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                         The Prudential Series Fund, Inc.
                              ---------------------------------------------------------------------------------------
                                                                            SP William Blair        SP Prudential
                              Jennison 20/20 Focus  Jennison Portfolio -- International Growth  U.S. Emerging Growth
                              Portfolio -- Class II    Class II Shares    Portfolio -- Class II Portfolio -- Class II
                              --------------------- --------------------- --------------------- ---------------------
Assets
Investments at fair
  market value (note 2a):....      $1,697,301             1,149,608              17,636                95,187
Dividend receivable..........              --                    --                  --                    --
Receivable from
  affiliate (note 4b)........              --                    --                  --                    --
Receivable for units sold....             392                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total assets..........       1,697,693             1,149,608              17,636                95,187
                                   ----------             ---------              ------                ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....              72                    51                   1                     4
Payable for units
  withdrawn..................              --                    --                  --                    --
                                   ----------             ---------              ------                ------
       Total liabilities.....              72                    51                   1                     4
                                   ----------             ---------              ------                ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....      $1,697,621             1,149,557              17,635                95,183
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                    --                  --                    --
   GE Life and Annuity
     (note 4d)...............              --                    --                  --                    --
                                   ----------             ---------              ------                ------
Net assets...................      $1,697,621             1,149,557              17,635                95,183
                                   ==========             =========              ======                ======
Investments in
  securities, at cost........      $1,526,487             1,041,213              12,229                81,771
                                   ==========             =========              ======                ======
Shares outstanding...........         138,782                63,974               2,605                11,958
                                   ==========             =========              ======                ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                              Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                              -------------------- -------------------------------------------------------------------
                                                   Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                       Variable         Variable         Variable         Variable
                                                       All Cap         Investors      Strategic Bond    Total Return
                                    OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                              -------------------- ---------------- ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2a):....     $14,026,561         14,304,905       52,774,895       47,439,635       17,839,179
Dividend receivable..........              --                 --               --               --               --
Receivable from
  affiliate (note 4b)........               1                  1               --               --               --
Receivable for units sold....           2,129             46,453               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
       Total assets..........      14,028,691         14,351,359       52,774,895       47,439,635       17,839,179
                                  -----------         ----------       ----------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....             598                611            2,119            1,900              728
Payable for units
  withdrawn..................              --                 --           22,106          263,622              244
                                  -----------         ----------       ----------       ----------       ----------
       Total liabilities.....             598                611           24,225          265,522              972
                                  -----------         ----------       ----------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $14,028,093         14,350,748       52,680,059       47,174,113       17,838,207
   Variable deferred
     annuity contract
     owners in the
     annuitization period....              --                 --           70,611               --               --
   GE Life and Annuity
     (note 4d)...............              --                 --               --               --               --
                                  -----------         ----------       ----------       ----------       ----------
Net assets...................     $14,028,093         14,350,748       52,750,670       47,174,113       17,838,207
                                  ===========         ==========       ==========       ==========       ==========
Investments in
  securities, at cost........     $12,398,986         13,281,101       46,879,923       47,635,636       16,525,090
                                  ===========         ==========       ==========       ==========       ==========
Shares outstanding...........         974,744            848,956        3,821,499        4,360,261        1,582,891
                                  ===========         ==========       ==========       ==========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                         Van Kampen Life
                                           Scudder Variable Series II                    Investment Trust
                              ---------------------------------------------------- ----------------------------
                                                                       SVS Dreman
                                                                       Small Cap
                                                      SVS Dreman         Value       Comstock
                              Scudder Technology      High Return     Portfolio -- Portfolio -- Emerging Growth
                              Growth Portfolio -- Equity Portfolio --   Class B      Class II    Portfolio --
                                Class B Shares      Class B Shares       Shares       Shares    Class II Shares
                              ------------------- ------------------- ------------ ------------ ---------------
Assets
Investments at fair
  market value (note 2a):....        $578                5,763             --       69,002,883     9,772,085
Dividend receivable..........          --                   --             --               --            --
Receivable from
  affiliate (note 4b)........          --                   --             --                2            --
Receivable for units sold....          --                   --             --          254,311        88,973
                                     ----                -----             --       ----------     ---------
       Total assets..........         578                5,763             --       69,257,196     9,861,058
                                     ----                -----             --       ----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           1                    1             --            2,945           413
Payable for units
  withdrawn..................          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
       Total liabilities.....           1                    1             --            2,945           413
                                     ----                -----             --       ----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....        $577                5,762             --       69,250,554     9,860,645
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --                   --             --            3,697            --
   GE Life and Annuity
     (note 4d)...............          --                   --             --               --            --
                                     ----                -----             --       ----------     ---------
Net assets...................        $577                5,762             --       69,254,251     9,860,645
                                     ====                =====             ==       ==========     =========
Investments in
  securities, at cost........        $516                5,174             --       58,802,456     8,635,676
                                     ====                =====             ==       ==========     =========
Shares outstanding...........          65                  456             --        5,040,386       378,177
                                     ====                =====             ==       ==========     =========

                See accompanying notes to financial statements

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Statements of Operations

                                              AIM Variable Insurance Funds
                            ---------------------------------------------------------------
                                                                AIM V.I.        AIM V.I.
                               AIM V.I.         AIM V.I.         Capital         Capital
                              Aggressive      Basic Value     Appreciation     Development
                            Growth Fund --      Fund --          Fund --         Fund --
                            Series I shares Series II shares Series I shares Series I shares
                            --------------- ---------------- --------------- ---------------
                                              Year ended December 31, 2004
                            ---------------------------------------------------------------
   Income -- Ordinary
     dividends.............     $   --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............         --            69,707           90,743            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............         --             4,293           12,237            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............        103                --               27           139
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............         --            42,051          150,536            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............         --            38,841           71,793            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............         --            86,539           16,966            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............         --             3,987            1,922            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............         --             2,755               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............         --               474               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............         --             1,616              858            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............         --                55               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............         --             1,027               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............         --                --               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............         --                68               --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............         --                --               --            --
                                ------         ---------        ---------         -----
Net investment income
  (expense)................       (103)         (251,413)        (345,082)         (139)
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................      2,178           259,606          272,017         3,510
   Change in unrealized
     appreciation
     (depreciation)........        293         1,661,209        1,163,768           586
   Capital gain
     distributions.........         --                --               --            --
                                ------         ---------        ---------         -----
Net realized and
  unrealized gain (loss)
  on investments...........      2,471         1,920,815        1,435,785         4,096
                                ------         ---------        ---------         -----
Increase (decrease) in
  net assets from
  operations...............     $2,368         1,669,402        1,090,703         3,957
                                ======         =========        =========         =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              AIM Variable Insurance Funds (continued)
                          --------------------------------------------------------------------------------
                                             AIM V.I.
                             AIM V.I.       Government                        AIM V.I.         AIM V.I.
                            Core Equity     Securities       AIM V.I.       International   Premier Equity
                              Fund --         Fund --     Growth Fund --   Growth Fund --       Fund --
                          Series I shares Series I shares Series I shares Series II shares  Series I shares
                          --------------- --------------- --------------- ----------------- ---------------
                                                                             Period from      Year ended
                                                                           November 15 to    December 31,
                                   Year ended December 31, 2004           December 31, 2004      2004
                          ----------------------------------------------  ----------------- ---------------
 Income -- Ordinary
   dividends.............      $ 46              111               --           1,500            146,832
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        --               --           37,853              69            175,476
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        --               --            4,649              --             13,545
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        23              443               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............        --               --           90,066             110            225,495
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        --               --           32,963              32             96,005
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............        --               --               --              42              9,845
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        --               --               --              28                326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............        --               --               --             123                689
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............        --               --               --              --                233
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............        --               --               --              --                 45
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............        --               --               --               7                  5
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............        --               --               --              --                 --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............        --               --               --              54                  6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net investment income
 (expense)...............        23             (332)        (165,531)          1,035           (374,838)
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         1           (3,108)          19,980             555           (522,564)
 Change in unrealized
   appreciation
   (depreciation)........       269            7,321          799,135          12,878          2,089,583
 Capital gain
   distributions.........        --               --               --              --                 --
                               ----           ------         --------          ------          ---------
Net realized and
 unrealized gain (loss)
 on investments..........       270            4,213          819,115          13,433          1,567,019
                               ----           ------         --------          ------          ---------
Increase (decrease) in
 net assets from
 operations..............      $293            3,881          653,584          14,468          1,192,181
                               ====           ======         ========          ======          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          AIM Variable Insurance Funds (continued)      The Alger American Fund
                          ---------------------------------------- ---------------------------------
                                                                                           Alger
                             AIM V.I.                                     Alger        American Small
                            Technology            AIM V.I.              American       Capitalization
                              Fund --         Utilities Fund --    Growth Portfolio --  Portfolio --
                          Series I shares      Series I shares       Class O Shares    Class O Shares
                          ---------------     -----------------    ------------------- --------------
                                     Year ended                                Year ended
                                  December 31, 2004                        December 31, 2004
                          ---------------------------------------- ---------------------------------
 Income -- Ordinary
   dividends.............     $   --                  60                        --               --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............         --                  --                    79,277           55,506
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............         --                  --                 1,076,313          652,549
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............         --                  --                   745,788          392,553
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --                  --                    85,688           46,202
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............        164                  14                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --                  --                        --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net investment income
 (expense)...............       (164)                 46                (1,987,066)      (1,146,810)
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      4,834                   2               (12,934,583)        (724,311)
 Change in unrealized
   appreciation
   (depreciation)........        647                 367                19,195,753       12,329,829
 Capital gain
   distributions.........         --                  --                        --               --
                              ------                 ---               -----------       ----------
Net realized and
 unrealized gain (loss)
 on investments..........      5,481                 369                 6,261,170       11,605,518
                              ------                 ---               -----------       ----------
Increase (decrease) in
 net assets from
 operations..............     $5,317                 415                 4,274,104       10,458,708
                              ======                 ===               ===========       ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 AllianceBernstein Variable Products Series Fund, Inc.
                        -------------------------------------------------------------------------------------------------------
                         AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein    AllianceBernstein
                         Growth and Income   International Value     Premier Growth      Small Cap Growth        Technology
                        Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B Portfolio -- Class B
                        -------------------- -------------------- -------------------- -------------------- --------------------
                                                 Period from
                             Year ended         November 15 to
                         December 31, 2004    December 31, 2004                    Year ended December 31, 2004
                        -------------------- -------------------- -------------------------------------------------------------
 Income -- Ordinary
   dividends...........     $ 1,308,809                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a)...........          17,359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a)...........         171,514                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a)...........         828,260                259               149,543               31,027              16,397
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a)...........          94,997                 --                 8,395               11,762               1,267
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a)...........         982,756                120               194,590               67,500              12,838
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a)...........         473,589                 72                94,773               22,808               4,431
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type VIII (note 4a).              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a)...........         166,241                103                20,882                   --              18,311
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a)...........           4,067                  5                   147                   --                 174
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a)...........           1,645                 56                   429                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a)...........             632                 56                   108                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type
   XIII (note 4a)......           3,554                104                   958                   --                 110
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a)...........             598                 --                    30                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a)...........             359                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a)...........              --                 --                    --                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVII (note 4a).               5                  3                     6                   --                  --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type XVIII (note 4a)              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net investment income
 (expense).............      (1,436,767)              (778)             (469,861)            (133,097)            (53,528)
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments:
 Net realized gain
   (loss)..............       4,781,889                378              (353,613)             467,078              50,732
 Change in unrealized
   appreciation
   (depreciation)......      12,527,216             24,134             2,832,762              833,062             175,844
 Capital gain
   distributions.......              --                 --                    --                   --                  --
                            -----------             ------             ---------            ---------             -------
Net realized and
 unrealized gain
 (loss) on investments.      17,309,105             24,512             2,479,149            1,300,140             226,576
                            -----------             ------             ---------            ---------             -------
Increase (decrease) in
 net assets from
 operations............     $15,872,338             23,734             2,009,288            1,167,043             173,048
                            ===========             ======             =========            =========             =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                American Century Variable Portfolios, Inc.
                            -------------------------------------------------
                            VP Income & Growth    VP Ultra        VP Value
                             Fund -- Class I   Fund -- Class I Fund -- Class I
                            ------------------ --------------- ---------------
                                       Year ended December 31, 2004
                            -------------------------------------------------
   Income -- Ordinary
     dividends.............        $ 45               --               --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............          46               30               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............          --               18              159
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............          --               --               --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............          --               --               --
                                   ----              ---            -----
Net investment income
  (expense)................          (1)             (48)            (159)
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................         215              763                1
   Change in unrealized
     appreciation
     (depreciation)........         131              (80)           1,411
   Capital gain
     distributions.........          --               --               --
                                   ----              ---            -----
Net realized and
  unrealized gain (loss)
  on investments...........         346              683            1,412
                                   ----              ---            -----
Increase (decrease) in
  net assets from
  operations...............        $345              635            1,253
                                   ====              ===            =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Dreyfus
                           ---------------------------------------------------------
                           The Dreyfus Socially  Dreyfus Investment  Dreyfus Variable
                               Responsible      Portfolios -- MidCap    Investment
                           Growth Fund, Inc. --  Stock Portfolio --   Fund -- Money
                              Initial Shares       Initial Shares    Market Portfolio
                           -------------------- -------------------- ----------------
                                          Year ended December 31, 2004
                           ---------------------------------------------------------
   Income -- Ordinary
     dividends............      $  22,469                 5                 11
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............          6,636                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............          1,473                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............         67,767                --                 16
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............         12,175                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............             --                18                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XIII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVII (note 4a).......             --                --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type
     XVIII (note 4a)......             --                --                 --
                                ---------               ---                 --
Net investment income
  (expense)...............        (65,582)              (13)                (5)
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............       (105,537)                1                 --
   Change in unrealized
     appreciation
     (depreciation).......        424,759               114                 --
   Capital gain
     distributions........             --                32                 --
                                ---------               ---                 --
Net realized and
  unrealized gain (loss)
  on investments..........        319,222               147                 --
                                ---------               ---                 --
Increase (decrease) in
  net assets from
  operations..............      $ 253,640               134                 (5)
                                =========               ===                 ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Evergreen Variable
                                       Eaton Vance Variable Trust                 Annuity Trust
                          ----------------------------------------------------  ------------------
                            VT Floating-        VT Income       VT Worldwide       Evergreen VA
                             Rate Income         Fund of       Health Sciences    Omega Fund --
                                Fund             Boston             Fund             Class 2
                          ----------------- ----------------- ----------------- ------------------
                                               Period from                         Period from
                             Year ended       January 1, to      Year ended        April 30, to
                          December 31, 2004 December 15, 2004 December 31, 2004 December 31, 2004
                          ----------------- ----------------- ----------------- ------------------
 Income -- Ordinary
   dividends.............     $658,199              480                 --                --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      121,524               --             46,968               217
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       11,238               --              3,574                 4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       35,302              366             36,592                77
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       65,895               --             18,207                32
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      115,886               --             30,532                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............        6,737               --              2,582               326
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          471               --                539                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          661               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --               --                 --                --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --               --                 --                --
                              --------           ------           --------            ------
Net investment income
 (expense)...............      300,485              114           (138,994)             (656)
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       29,059            2,656             77,914                95
 Change in unrealized
   appreciation
   (depreciation)........        9,073           (2,765)           391,786            11,558
 Capital gain
   distributions.........           --               --                 --                --
                              --------           ------           --------            ------
Net realized and
 unrealized gain (loss)
 on investments..........       38,132             (109)           469,700            11,653
                              --------           ------           --------            ------
Increase (decrease) in
 net assets from
 operations..............     $338,617                5            330,706            10,997
                              ========           ======           ========            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Federated Insurance Series
                          ----------------------------------------------------------------------
                          Federated               Federated   Federated
                           American              High Income High Income               Federated
                           Leaders    Federated     Bond        Bond       Federated    Kaufmann
                          Fund II --   Capital   Fund II --  Fund II --  International Fund II --
                           Primary     Income      Primary     Service   Small Company  Service
                            Shares     Fund II     Shares      Shares       Fund II      Shares
                          ---------- ----------  ----------- ----------- ------------- ----------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  965,907  1,125,624   4,845,669   2,830,866       --           1,069
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     32,957     18,636      33,043          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    619,821    237,854     550,886          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    272,226     88,120     357,139     212,443       --          67,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     29,606      9,130      28,157      30,730       --           6,086
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --         --          --     221,468       --          96,024
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --         --          --     127,651       --          59,736
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --         --          --      52,626       --         106,601
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --         --          --       1,425       --          10,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --         --          --         759       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         --          --         142       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         --          --           9       --             232
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --         --          --         108       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --         --          --          --       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         --          --           2       --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net investment income
 (expense)...............     11,297    771,884   3,876,444   2,183,501       --        (345,291)
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    882,003 (1,992,815)  1,315,990   1,133,610       --         374,520
 Change in unrealized
   appreciation
   (depreciation)........  4,091,002  3,116,621     353,421     117,795       --       3,214,996
 Capital gain
   distributions.........         --         --          --          --       --              --
                          ---------- ----------   ---------   ---------       --       ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,973,005  1,123,806   1,669,411   1,251,405       --       3,589,516
                          ---------- ----------   ---------   ---------       --       ---------
Increase (decrease) in
 net assets from
 operations.............. $4,984,302  1,895,690   5,545,855   3,434,906       --       3,244,225
                          ========== ==========   =========   =========       ==       =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Fidelity Variable Insurance Products Fund
                          ---------------------------------------------------------------------------------
                                                                                 VIP Dynamic
                                         VIP Asset                      VIP        Capital         VIP
                            VIP Asset   Manager/SM/       VIP      Contrafund(R) Appreciation    Equity-
                           Manager/SM/  Portfolio -- Contrafund(R) Portfolio --  Portfolio --    Income
                          Portfolio --    Service    Portfolio --     Service      Service    Portfolio --
                          Initial Class   Class 2    Initial Class    Class 2      Class 2    Initial Class
                          ------------- ------------ ------------- ------------- ------------ -------------
                                        Period from
                           Year ended   April 30, to
                          December 31,    December
                              2004        31, 2004                Year ended December 31, 2004
                          ------------- ------------ ------------------------------------------------------
 Income -- Ordinary
   dividends.............  $ 5,384,498         --      1,190,985       189,178          --      6,884,880
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............    1,454,844         --        342,420            --          --        859,796
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............      633,175         --      2,946,947            --          --      3,648,162
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      246,837      2,343      1,532,521       471,180       2,388      1,315,783
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       20,459        540        172,213        64,218          --        116,368
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      1,776             --       564,549       1,000             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --      2,218             --       300,469       6,345             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --      3,320             --       164,122       4,222             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --      1,447             --        18,287         544             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --      8,873             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --      3,801             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --        198             --         1,287          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --      1,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --      2,319             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --         --             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --      2,059             --            --          --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --        142             --            --          --             --
                           -----------    -------     ----------    ----------     -------     ----------
Net investment income
 (expense)...............    3,029,183    (30,095)    (3,803,116)   (1,394,934)    (14,499)       944,771
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (2,161,980)    11,006     10,698,264     3,696,239     (27,650)    10,072,206
 Change in unrealized
   appreciation
   (depreciation)........    6,367,899    263,953     38,876,525    11,237,102      64,853     26,836,303
 Capital gain
   distributions.........           --         --             --            --          --      1,644,721
                           -----------    -------     ----------    ----------     -------     ----------
Net realized and
 unrealized gain (loss)
 on investments..........    4,205,919    274,959     49,574,789    14,933,341      37,203     38,553,230
                           -----------    -------     ----------    ----------     -------     ----------
Increase (decrease) in
 net assets from
 operations..............  $ 7,235,102    244,864     45,771,673    13,538,407      22,704     39,498,001
                           ===========    =======     ==========    ==========     =======     ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    Fidelity Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------
                            VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                              Income         Income         Income      Opportunities  VIP Growth
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                          --------------- ------------- --------------- ------------- -------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............   $ 1,589,128       904,370        229,365        187,757        708,156
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --        41,242             --         14,137        659,923
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --       819,678             --        295,056      1,745,730
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       566,333       526,385        148,673        144,258      1,026,035
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............        73,768        66,137         11,926         19,887         79,337
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --           188             --             11             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       639,130            --        171,026             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       393,924            --        100,283             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       186,610            --         50,013             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         6,669            --          4,185             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           560            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           622            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           750            --              1             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............            32            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           336            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            68            --             --             --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net investment income
 (expense)...............      (279,674)     (549,260)      (256,742)      (285,592)    (2,802,869)
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     3,210,895      (980,512)       441,612     (1,369,662)   (12,943,731)
 Change in unrealized
   appreciation
   (depreciation)........     8,163,170     5,389,008      1,063,556      3,243,075     19,129,087
 Capital gain
   distributions.........       414,136            --             --             --             --
                            -----------     ---------      ---------     ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments..........    11,788,201     4,408,496      1,505,168      1,873,413      6,185,356
                            -----------     ---------      ---------     ----------    -----------
Increase (decrease) in
 net assets from
 operations..............   $11,508,527     3,859,236      1,248,426      1,587,821      3,382,487
                            ===========     =========      =========     ==========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                          --------------------------------------------------------------------------
                                                                                         VIP Value
                            VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                           Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                          Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                          --------------- ------------- --------------- ------------- ---------------
                                                                                        Period from
                                                                                       April 30, to
                                                                                       December 31,
                                         Year ended December 31, 2004                      2004
                          ----------------------------------------------------------  ---------------
 Income -- Ordinary
   dividends.............   $   70,702           --               --        839,977            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --           --           17,551        243,605            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --           --          198,085        486,221            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      220,261           --          628,951        295,200           749
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       41,067           --           64,625         27,614           107
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --          313               --            213            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      330,952           --          822,995             --           827
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      167,913           --          361,746             --           901
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       93,479           --          206,729             --         1,637
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          326           --           12,117             --         1,025
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          801           --            1,572             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           19           --              724             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          295           --              536             --             6
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          353           --              288             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          179           --              668             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --               --             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           79           --               53             --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net investment income
 (expense)...............     (785,022)        (313)      (2,316,640)      (212,876)       (5,252)
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      718,583        9,855       11,164,194      4,407,381        17,016
 Change in unrealized
   appreciation
   (depreciation)........      638,623         (237)      23,897,054      4,530,773       152,399
 Capital gain
   distributions.........           --           --               --             --            --
                            ----------        -----       ----------      ---------       -------
Net realized and
 unrealized gain (loss)
 on investments..........    1,357,206        9,618       35,061,248      8,938,154       169,415
                            ----------        -----       ----------      ---------       -------
Increase (decrease) in
 net assets from
 operations..............   $  572,184        9,305       32,744,608      8,725,278       164,163
                            ==========        =====       ==========      =========       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Franklin Templeton Variable Insurance Products Trust
                          --------------------------------------------------------------------
                                                                                     Templeton
                          Franklin Large                                  Templeton    Global
                            Cap Growth   Mutual Shares                     Foreign     Asset
                            Securities    Securities       Templeton      Securities Allocation
                             Fund --        Fund --    Foreign Securities  Fund --    Fund --
                             Class 2        Class 2         Fund --        Class 2    Class 2
                              Shares        Shares       Class I Shares     Shares     Shares
                          -------------- ------------- ------------------ ---------- ----------
                                                          Period from
                                   Year ended           December 15, to        Year ended
                               December 31, 2004       December 31, 2004    December 31, 2004
                          ---------------------------  ------------------ --------------------
 Income -- Ordinary
   dividends.............      $ 6            --               --             224        --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       --            --                2              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............       --            --               19              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       --             5               --             242         2
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       14            --               --              53        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............       --            --               --              --        --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............       --            --               --              --        --
                               ---            --              ---           -----        --
Net investment income
 (expense)...............       (8)           (5)             (21)            (71)       (2)
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       --            24               --           4,266        73
 Change in unrealized
   appreciation
   (depreciation)........       47            --              784            (938)       --
 Capital gain
   distributions.........       --            --               --              --        --
                               ---            --              ---           -----        --
Net realized and
 unrealized gain (loss)
 on investments..........       47            24              784           3,328        73
                               ---            --              ---           -----        --
Increase (decrease) in
 net assets from
 operations..............      $39            19              763           3,257        71
                               ===            ==              ===           =====        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                  GE Investments Funds, Inc.
                          --------------------------------------------------------------------------
                            Global                International   Mid-Cap     Money        Premier
                            Income      Income       Equity       Equity      Market    Growth Equity
                             Fund        Fund         Fund         Fund        Fund         Fund
                          ----------  ----------  ------------- ----------  ----------  -------------
                                                 Year ended December 31, 2004
                          --------------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $  807,033   6,390,586      495,241    2,197,577   3,199,733      783,758
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     13,425     107,277       12,487       70,170     211,860       23,212
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    104,431     743,830      183,135      897,679   1,500,475      377,414
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges --
   Type III (note 4a)....         --     720,504      130,150    1,146,250   1,821,922      783,172
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         --      82,667       18,908      105,254     338,849      103,151
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --         284          158          251       9,630           80
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --     159,089           --      577,452     526,257      336,779
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --     143,519           --      265,958     309,906      169,448
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --     101,510           --      107,935     179,035      148,851
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --       5,025           --        4,971       6,764        3,142
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --       2,222           --          712       4,821           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --         452           --          312       2,177           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --         708           --          971         715        3,754
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --           5           --          202       1,259           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          12           --          150       1,724           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --           --          --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --         151           --           --         114           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --           --          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net investment income
 (expense)...............    689,177   4,323,331      150,403     (980,690) (1,715,775)  (1,165,245)
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)    (13,481) (1,267,226)  (1,164,596)   9,312,867          --    3,912,180
 Change in unrealized
   appreciation
   (depreciation)........    554,445  (1,765,333)   6,588,127      478,207          --    3,283,022
 Capital gain
   distributions.........         --   1,259,033           --   19,408,411          --           --
                          ----------  ----------   ----------   ----------  ----------   ----------
Net realized and
 unrealized gain (loss)
 on investments..........    540,964  (1,773,526)   5,423,531   29,199,485          --    7,195,202
                          ----------  ----------   ----------   ----------  ----------   ----------
Increase (decrease) in
 net assets from
 operations.............. $1,230,141   2,549,805    5,573,934   28,218,795  (1,715,775)   6,029,957
                          ==========  ==========   ==========   ==========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------------------
                          Real Estate S&P 500(R)  Small-Cap     Total       U.S.      Value
                          Securities    Index    Value Equity   Return     Equity     Equity
                             Fund        Fund        Fund        Fund       Fund       Fund
                          ----------- ---------- ------------ ---------- ---------  ---------
                                              Year ended December 31, 2004
                          -------------------------------------------------------------------
 Income -- Ordinary
   dividends............. $ 6,513,639  8,548,450   5,714,043   5,948,136 1,317,177    394,888
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      69,501    218,144       5,478     122,109    12,448         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     722,258  3,404,400      81,559     968,129   387,970         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     543,247  2,392,201     416,917     956,614   574,639    124,910
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      40,390    244,416      47,189     122,132    48,334     35,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         626      1,248          --         212       384         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............      80,783    960,555     493,937          --   260,317    179,650
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............      40,593    485,168     212,414     309,881   178,725    102,477
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --         --          --   1,464,226        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............      71,624    257,015     101,495     643,145    71,613     42,818
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............       2,731      7,437       5,720     149,901     1,804      2,664
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --         --         570     104,879        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --         --         127      65,788        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         433        483       1,240      27,121        --          4
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --         --         124      42,245        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --         --          85      23,025        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --         --          --         860        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --         --          --       5,535        --         --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --         --          --       1,389        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net investment income
 (expense)...............   4,941,453    577,383   4,347,188     940,945  (219,057)   (93,453)
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   5,629,540    161,362   4,983,828   3,411,934 1,357,242    631,327
 Change in unrealized
   appreciation
   (depreciation)........   9,231,361 43,542,840      66,760  19,713,038 5,088,086  1,949,212
 Capital gain
   distributions.........   9,845,407         --   2,108,850   4,810,827        --         --
                          ----------- ----------  ----------  ---------- ---------  ---------
Net realized and
 unrealized gain (loss)
 on investments..........  24,706,308 43,704,202   7,159,438  27,935,799 6,445,328  2,580,539
                          ----------- ----------  ----------  ---------- ---------  ---------
Increase (decrease) in
 net assets from
 operations.............. $29,647,761 44,281,585  11,506,626  28,876,744 6,226,271  2,487,086
                          =========== ==========  ==========  ========== =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Goldman Sachs Variable Greenwich Street
                             Insurance Trust        Series Fund         Janus Aspen Series
                          ---------------------- ----------------- ----------------------------
                                                 Salomon Brothers
                            Goldman    Goldman       Variable        Balanced
                             Sachs      Sachs       Aggressive     Portfolio --     Balanced
                          Growth and   Mid Cap        Growth       Institutional  Portfolio --
                          Income Fund Value Fund Fund -- Class II     Shares     Service Shares
                          ----------- ---------- ----------------- ------------- --------------
                                Year ended          Year ended              Year ended
                            December 31, 2004    December 31, 2004      December 31, 2004
                          ---------------------- ----------------- ----------------------------
 Income -- Ordinary
   dividends............. $  479,241   7,643,589           --        7,738,007     2,687,315
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............      9,784     135,563           --          297,978            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    189,494   1,115,323           --        3,143,744            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............    154,815   1,048,573       15,370        1,672,834       440,747
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............     22,501      97,685        1,393          132,724        40,163
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............         --          --       22,418               --       853,814
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............         --          --        6,752               --       433,663
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............         --          --       17,381               --        95,577
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         --          --        1,454               --         3,105
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         --          --          239               --         5,094
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............         --          --          599               --           590
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         --          --          594               --           133
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............         --          --           22               --           888
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............         --          --          254               --         3,158
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............         --          --           --               --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............         --          --           --               --            92
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............         --          --           --               --           143
                          ----------  ----------      -------       ----------     ---------
Net investment income
 (expense)...............    102,647   5,246,445      (66,476)       2,490,727       810,148
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  1,013,277  11,043,349       53,414          (33,278)    1,718,059
 Change in unrealized
   appreciation
   (depreciation)........  3,241,395  10,142,800      308,717       20,696,455     5,355,519
 Capital gain
   distributions.........         --   9,752,987           --               --            --
                          ----------  ----------      -------       ----------     ---------
Net realized and
 unrealized gain (loss)
 on investments..........  4,254,672  30,939,136      362,131       20,663,177     7,073,578
                          ----------  ----------      -------       ----------     ---------
Increase (decrease) in
 net assets from
 operations.............. $4,357,319  36,185,581      295,655       23,153,904     7,883,726
                          ==========  ==========      =======       ==========     =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          ------------------------------------------------------------------------
                             Capital
                          Appreciation     Capital      Core Equity  Flexible Income  Global Life
                          Portfolio --   Appreciation  Portfolio --   Portfolio --      Sciences
                          Institutional  Portfolio --  Institutional  Institutional   Portfolio --
                             Shares     Service Shares    Shares         Shares      Service Shares
                          ------------- -------------- ------------- --------------- --------------
                                                Year ended December 31, 2004
                          ------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $   354,951        5,746           6         3,404,964             --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       77,406           --          --            43,274          5,010
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............    1,019,754           --          --           576,984         66,090
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      960,763       95,029          --           290,508        100,085
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       77,184        9,527          --            23,933          6,294
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           21           --          34               276             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............           --      160,398          --                --         57,811
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --       56,316          --                --         12,987
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --       23,563          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --           60          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --           --          --                --             --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --           --          --                --             --
                           -----------    ---------         ---        ----------      ---------
Net investment income
 (expense)...............   (1,780,177)    (339,147)        (28)        2,469,989       (248,277)
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   (6,349,657)     359,195           4            90,887        631,411
 Change in unrealized
   appreciation
   (depreciation)........   29,954,685    3,387,633         650        (1,635,540)     1,112,733
 Capital gain
   distributions.........           --           --          --           495,170             --
                           -----------    ---------         ---        ----------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   23,605,028    3,746,828         654        (1,049,483)     1,744,144
                           -----------    ---------         ---        ----------      ---------
Increase (decrease) in
 net assets from
 operations..............  $21,824,851    3,407,681         626         1,420,506      1,495,867
                           ===========    =========         ===        ==========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      Janus Aspen Series (continued)
                          -------------------------------------------------------------------------------------
                              Global                                            International     International
                            Technology          Growth            Growth            Growth            Growth
                           Portfolio --      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Service Shares Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------- -------------------- -------------- -------------------- --------------
                                                       Year ended December 31, 2004
                          -------------------------------------------------------------------------------------
 Income -- Ordinary
   dividends.............  $        --           286,910               --            820,249          206,077
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............       17,042           290,019               --             58,960               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............       74,734         1,681,214               --            780,312               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............      119,400           972,218           68,375            430,717           83,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............       10,378            97,170           14,901             61,114           22,022
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --                --               --                381               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       54,916                --          143,676                 --          166,390
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............       20,584                --           52,867                 --           62,595
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --                --               --                 --           34,668
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --                --               --                 --              890
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --                --               --                 --            1,874
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --                --               --                 --              314
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --                --               --                 --            1,276
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --                --               --                 --              680
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --                --               --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net investment income
 (expense)...............     (297,054)       (2,753,711)        (279,819)          (511,235)        (167,699)
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)     (770,771)      (12,034,080)        (428,340)         3,160,892        1,719,974
 Change in unrealized
   appreciation
   (depreciation)........      (19,532)       19,403,215          940,240         11,621,055        2,268,702
 Capital gain
   distributions.........           --                --               --                 --               --
                           -----------       -----------         --------         ----------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........     (790,303)        7,369,135          511,900         14,781,947        3,988,676
                           -----------       -----------         --------         ----------        ---------
Increase (decrease) in
 net assets from
 operations..............  $(1,087,357)        4,615,424          232,081         14,270,712        3,820,977
                           ===========       ===========         ========         ==========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Janus Aspen Series (continued)
                          ----------------------------------------------------------------------
                                Mid Cap           Mid Cap          Worldwide         Worldwide
                                 Growth            Growth            Growth            Growth
                              Portfolio --      Portfolio --      Portfolio --      Portfolio --
                          Institutional Shares Service Shares Institutional Shares Service Shares
                          -------------------- -------------- -------------------- --------------
                                               Year ended December 31, 2004
                          ----------------------------------------------------------------------
 Income -- Ordinary
   dividends.............     $         --              --          2,368,109          188,975
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............          134,774              --            343,934               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............        1,006,410              --          2,250,840               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............          703,953          62,758            809,085           89,281
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           73,809           7,087             93,391            7,954
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............               --         114,971                 --          172,140
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............               --          31,865                 --           70,531
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............               --              --                 --               --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............               --              --                 --               --
                              ------------       ---------        -----------         --------
Net investment income
 (expense)...............       (1,918,946)       (216,681)        (1,129,141)        (150,931)
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)      (17,151,565)        135,723        (18,838,312)          68,401
 Change in unrealized
   appreciation
   (depreciation)........       41,941,739       2,452,204         26,250,152          518,585
 Capital gain
   distributions.........               --              --                 --               --
                              ------------       ---------        -----------         --------
Net realized and
 unrealized gain (loss)
 on investments..........       24,790,174       2,587,927          7,411,840          586,986
                              ------------       ---------        -----------         --------
Increase (decrease) in
 net assets from
 operations..............     $ 22,871,228       2,371,246          6,282,699          436,055
                              ============       =========        ===========         ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         J.P. Morgan Series Trust II
                            ------------------------------------------------------
                                                                        U.S. Large
                                      International  Mid Cap    Small    Cap Core
                              Bond       Equity       Value    Company    Equity
                            Portfolio   Portfolio   Portfolio Portfolio Portfolio
                            --------- ------------- --------- --------- ----------
                                         Year ended December 31, 2004
                            ------------------------------------------------------
   Income -- Ordinary
     dividends.............  $2,239          2          126       --        --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............     513          6          274       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............     186         --           10       19        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............      --         --           --       --        --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............      --         --           --       --        --
                             ------        ---       ------      ---        --
Net investment income
  (expense)................   1,540         (4)        (158)     (19)       --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................     (68)       134        6,268        4        --
   Change in unrealized
     appreciation
     (depreciation)........    (724)       (11)      (2,373)     312        --
   Capital gain
     distributions.........     443         --           23       --        --
                             ------        ---       ------      ---        --
Net realized and
  unrealized gain (loss)
  on investments...........    (349)       123        3,918      316        --
                             ------        ---       ------      ---        --
Increase (decrease) in
  net assets from
  operations...............  $1,191        119        3,760      297        --
                             ======        ===       ======      ===        ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Merrill Lynch Variable Series Fund, Inc.
                            ----------------------------------------------------
                             Merrill Lynch    Merrill Lynch      Merrill Lynch
                              Basic Value    Large Cap Growth Value Opportunities
                              V.I. Fund --     V.I. Fund --      V.I. Fund --
                            Class III Shares Class III Shares  Class III Shares
                            ---------------- ---------------- -------------------
                                 Period from April 30, to December 31, 2004
                            ----------------------------------------------------
   Income -- Ordinary
     dividends.............     $ 26,391             450             94,619
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............          830             797              1,149
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............          123              93                  5
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............        1,667             439              1,204
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............        5,419             834                810
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............        2,072             337              1,138
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............          754             147                261
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............          259              --                 22
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............          168              --                132
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............           13              --                 95
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............          108              --                 54
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --              --                 --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --              --                 --
                                --------          ------           --------
Net investment income
  (expense)................       14,978          (2,197)            89,749
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................        7,850          18,187              6,673
   Change in unrealized
     appreciation
     (depreciation)........      145,944          34,315           (242,448)
   Capital gain
     distributions.........        3,945              --            254,217
                                --------          ------           --------
Net realized and
  unrealized gain (loss)
  on investments...........      157,739          52,502             18,442
                                --------          ------           --------
Increase (decrease) in
  net assets from
  operations...............     $172,717          50,305            108,191
                                ========          ======           ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                  MFS(R) Variable Insurance Trust
                            ------------------------------------------------------------------------------------------
                            MFS(R) Investors  MFS(R) Investors                      MFS(R) Strategic    MFS(R) Total
                              Growth Stock    Trust Series --  MFS(R) New Discovery      Income       Return Series --
                            Series -- Service  Service Class    Series -- Service   Series -- Service  Service Class
                              Class Shares         Shares          Class Shares       Class Shares         Shares
                            ----------------- ---------------- -------------------- ----------------- ----------------
                                                                    Year ended December 31, 2004
                            ------------------------------------------------------------------------------------------
 Income -- Ordinary
  dividends................    $       --           91,419                 --              --                443
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --               --              3,565              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --               --             53,207              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................        87,102           77,264            220,791              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        16,312           13,107             30,493              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       183,328          141,631            229,338              --                422
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................        65,308           68,110             82,221              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        46,164           27,261             56,328              --                 18
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,410              289              1,876              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            62               --                639              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................             1               --                 50              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --                1                394              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --               --                 68              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --               --                316              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --               --                 --              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --               --                  3              --                 --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net investment income
 (expense).................      (399,687)        (236,244)          (679,289)             --                  3
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..       (10,388)         215,751          1,128,909              --                 80
 Change in unrealized
  appreciation
  (depreciation)...........     2,224,980        1,918,019            980,456              --              2,576
 Capital gain
  distributions............            --               --                 --              --                 --
                               ----------        ---------          ---------              --              -----
Net realized and
 unrealized gain (loss)
 on investments............     2,214,592        2,133,770          2,109,365              --              2,656
                               ----------        ---------          ---------              --              -----
Increase (decrease) in
 net assets from
 operations................    $1,814,905        1,897,526          1,430,076              --              2,659
                               ==========        =========          =========              ==              =====

                            -----------------

                            MFS(R) Utilities
                            Series -- Service
                              Class Shares
                            -----------------

                            -----------------
 Income -- Ordinary
  dividends................       391,706
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a).....            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III (note
  4a)......................       119,340
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)................        13,815
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)................       212,721
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)................       104,233
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)................        41,834
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)................         1,436
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)................            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)................            --
                                ---------
Net investment income
 (expense).................      (101,673)
                                ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)..     1,510,137
 Change in unrealized
  appreciation
  (depreciation)...........     6,923,010
 Capital gain
  distributions............            --
                                ---------
Net realized and
 unrealized gain (loss)
 on investments............     8,433,147
                                ---------
Increase (decrease) in
 net assets from
 operations................     8,331,474
                                =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                           Nations Separate Account Trust  Oppenheimer Variable Account Funds
                          -------------------------------  ---------------------------------
                                           Nations Marsico Oppenheimer
                                            International  Aggressive  Oppenheimer Aggressive
                          Nations Marsico   Opportunities    Growth      Growth Fund/VA --
                          Growth Portfolio    Portfolio      Fund/VA       Service Shares
                          ---------------- --------------- ----------- ----------------------
                            Year ended December 31, 2004      Year ended December 31, 2004
                          -------------------------------  ---------------------------------
 Income -- Ordinary
   dividends.............    $       --          99,776            --              --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............            --              --       296,830              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............            --              --       786,656              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............        47,234          51,692       306,328          25,953
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............         8,869           7,636        29,501           5,178
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............       109,300          90,541            --           7,679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............        86,085          54,140            --           4,975
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............       127,444          85,245            --          17,524
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............         5,561           8,768            --             538
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............         1,639           2,837            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           797           1,847            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............         1,807           1,018            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           415           1,042            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           766           1,073            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............            --              --            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............            --              57            --              --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............            --              --            --              --
                             ----------       ---------    ----------         -------
Net investment income
 (expense)...............      (389,917)       (206,120)   (1,419,315)        (61,847)
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)       501,022         730,355    (5,323,519)        115,684
 Change in unrealized
   appreciation
   (depreciation)........     3,371,401       2,982,227    23,748,494         629,593
 Capital gain
   distributions.........            --          52,035            --              --
                             ----------       ---------    ----------         -------
Net realized and
 unrealized gain (loss)
 on investments..........     3,872,423       3,764,617    18,424,975         745,277
                             ----------       ---------    ----------         -------
Increase (decrease) in
 net assets from
 operations..............    $3,482,506       3,558,497    17,005,660         683,430
                             ==========       =========    ==========         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------------
                                                                                       Oppenheimer
                                                                         Oppenheimer     Capital
                          Oppenheimer       Oppenheimer      Oppenheimer   Capital     Appreciation
                            Balanced    Balanced Fund/VA --     Bond     Appreciation   Fund/VA --
                            Fund/VA       Service Shares       Fund/VA     Fund/VA    Service Shares
                          ------------ --------------------- ----------- ------------ --------------
                           Year ended
                          December 31, Period from April 30,
                              2004     to December 31, 2004       Year ended December 31, 2004
                          ------------ --------------------- --------------------------------------
 Income -- Ordinary
   dividends.............  $  789,219              --         4,587,131      586,015       20,143
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............     175,019              --            95,211      277,128           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............     589,679              --           811,786    1,493,004           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............     288,338           4,713           391,367      679,217       43,967
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............      27,085             220            30,978       81,424        8,394
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............          --           2,800                --           --       28,852
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............          --           4,275                --           --       25,528
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............          --           4,974                --           --       48,067
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............          --           5,702                --           --        4,530
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............          --           4,858                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............          --           1,605                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............          --              22                --           --          679
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............          --             878                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............          --           2,253                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............          --              --                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............          --           2,071                --           --           --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............          --             143                --           --           --
                           ----------         -------         ---------   ----------     --------
Net investment income
 (expense)...............    (290,902)        (34,514)        3,257,789   (1,944,758)    (139,874)
                           ----------         -------         ---------   ----------     --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)   1,616,659          14,024           246,997    1,203,001      174,624
 Change in unrealized
   appreciation
   (depreciation)........   5,166,701         557,213           (42,183)   9,727,639      605,023
 Capital gain
   distributions.........          --              --                --           --           --
Net realized and
 unrealized gain (loss)
 on investments..........   6,783,360         571,237           204,814   10,930,640      779,647
                           ----------         -------         ---------   ----------     --------
Increase (decrease) in
 net assets from
 operations..............  $6,492,458         536,723         3,462,603    8,985,882      639,773
                           ==========         =======         =========   ==========     ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds (continued)
                            -------------------------------------------------------
                             Oppenheimer                               Oppenheimer
                                Global                  Oppenheimer    Main Street
                              Securities   Oppenheimer  Main Street     Small Cap
                              Fund/VA --   High Income   Fund/VA --     Fund/VA --
                            Service Shares   Fund/VA   Service Shares Service Shares
                            -------------- ----------- -------------- --------------
                                          Year ended December 31, 2004
                            -------------------------------------------------------
   Income -- Ordinary
     dividends.............  $   863,141    6,720,852      379,598             --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a).............           --      173,331           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a).............           --      853,173           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a).............      297,696      317,537      200,487         60,280
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a).............       53,824       38,096       30,525          7,571
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a).............      551,923           --      374,463         56,429
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a).............      196,625           --      191,882         49,472
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VIII
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a).............      126,860           --       60,477         71,827
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a).............        8,646           --        1,866          1,848
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a).............           --           --           --            398
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a).............           --           --           --            431
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIII
     (note 4a).............        1,457           --          675            409
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a).............           --           --           --            158
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a).............           --           --           --            128
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a).............           --           --           --             --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVII
     (note 4a).............           --           --           --             36
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVIII
     (note 4a).............           --           --           --             --
                             -----------   ----------    ---------      ---------
Net investment income
  (expense)................     (373,890)   5,338,715     (480,777)      (248,987)
                             -----------   ----------    ---------      ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)................    4,042,632   (1,427,269)   1,128,440        482,893
   Change in unrealized
     appreciation
     (depreciation)........   10,271,107    2,793,471    3,473,483      2,858,878
   Capital gain
     distributions.........           --           --           --             --
Net realized and
  unrealized gain (loss)
  on investments...........   14,313,739    1,366,202    4,601,923      3,341,771
                             -----------   ----------    ---------      ---------
Increase (decrease) in
  net assets from
  operations...............  $13,939,849    6,704,917    4,121,146      3,092,784
                             ===========   ==========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          PBHG Insurance Series
                               Fund, Inc.                      PIMCO Variable Insurance Trust
                          --------------------  ------------------------------------------------------------
                                                 Foreign Bond
                                                  Portfolio                      Long-Term
                                       PBHG      (U.S. Dollar    High Yield   U.S. Government  Total Return
                            PBHG     Large Cap    Hedged) --    Portfolio --   Portfolio --    Portfolio --
                          Growth II   Growth    Administrative Administrative Administrative  Administrative
                          Portfolio  Portfolio   Class Shares   Class Shares   Class Shares    Class Shares
                          ---------  ---------  -------------- -------------- --------------- --------------
                               Year ended
                            December 31, 2004                   Year ended December 31, 2004
                          --------------------  ------------------------------------------------------------
 Income -- Ordinary
  dividends.............. $      --         --     345,912       6,102,650       2,872,160      6,602,304
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............     9,473     17,420          --              --              --         10,192
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...   161,076    237,033          --              --              --        202,405
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............        --         --      55,124         395,979         344,956        989,763
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............        --         --       5,867          50,316          32,759        193,990
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............        --         --      82,018         521,994         367,692      1,408,641
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............        --         --      29,624         304,531         279,551        902,022
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............        --         --          --         165,658          58,423        324,837
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............        --         --          --           4,445             114          9,409
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............        --         --          --             534             177          5,007
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............        --         --          --             442             298          2,592
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............        --         --          --           1,719           3,335          3,972
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............        --         --          --             274             339          1,244
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............        --         --          --             355              43          2,597
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............        --         --          --              --              --             --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............        --         --          --              28               5             19
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............        --         --          --              --              --             --
                          ---------  ---------     -------       ---------       ---------      ---------
Net investment income
 (expense)...............  (170,549)  (254,453)    173,279       4,656,375       1,784,468      2,545,614
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)  (118,187)  (381,930)     19,116       1,329,609         379,401      1,435,932
 Change in unrealized
  appreciation
  (depreciation).........   760,934  1,841,615      90,885         554,894         436,797      1,457,881
 Capital gain
  distributions..........        --         --     111,556              --       1,008,223      2,363,875
                          ---------  ---------     -------       ---------       ---------      ---------
Net realized and
 unrealized gain (loss)
 on investments..........   642,747  1,459,685     221,557       1,884,503       1,824,421      5,257,688
                          ---------  ---------     -------       ---------       ---------      ---------
Increase (decrease) in
 net assets from
 operations.............. $ 472,198  1,205,232     394,836       6,540,878       3,608,889      7,803,302
                          =========  =========     =======       =========       =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     The Prudential Series Fund, Inc.
                           ----------------------------------------------------
                                                      SP William
                                                         Blair     SP Prudential
                             Jennison     Jennison   International U.S. Emerging
                           20/20 Focus  Portfolio --    Growth        Growth
                           Portfolio --   Class II   Portfolio --  Portfolio --
                             Class II      Shares      Class II      Class II
                           ------------ ------------ ------------- -------------
                                       Year ended December 31, 2004
                           ----------------------------------------------------
   Income -- Ordinary
     dividends............   $     --         464           --            --
   Expenses -- Mortality
     and expense risk
     charges -- Type I
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type II
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type III
     (note 4a)............      5,460       5,795          253         1,312
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IV
     (note 4a)............        150         322           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type V
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VI
     (note 4a)............        784       1,424           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type VII
     (note 4a)............        588         696           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type VIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type IX
     (note 4a)............      3,967       4,122           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type X
     (note 4a)............        853          33           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XI
     (note 4a)............         --          41           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XII
     (note 4a)............         --          14           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XIII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XIV
     (note 4a)............         --          10           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XV
     (note 4a)............         --         202           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges -- Type XVI
     (note 4a)............         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVII (note 4a)..         --          --           --            --
   Expenses -- Mortality
     and expense risk
     charges and
     administrative
     charges --
     Type XVIII (note 4a).         --          --           --            --
                             --------     -------        -----        ------
Net investment income
  (expense)...............    (11,802)    (12,195)        (253)       (1,312)
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)...............      8,122       3,957          228           154
   Change in unrealized
     appreciation
     (depreciation).......    156,712      80,364        2,253        16,227
   Capital gain
     distributions........         --          --           --            23
                             --------     -------        -----        ------
Net realized and
  unrealized gain (loss)
  on investments..........    164,834      84,321        2,481        16,404
                             --------     -------        -----        ------
Increase (decrease) in
  net assets from
  operations..............   $153,032      72,126        2,228        15,092
                             ========     =======        =====        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Rydex Variable Trust             Salomon Brothers Variable Series Funds, Inc
                          -------------------- -------------------------------------------------------------------
                                               Salomon Brothers Salomon Brothers Salomon Brothers Salomon Brothers
                                                   Variable         Variable         Variable         Variable
                                                   All Cap         Investors      Strategic Bond    Total Return
                                OTC Fund       Fund -- Class II Fund -- Class I  Fund -- Class I  Fund -- Class I
                          -------------------- ---------------- ---------------- ---------------- ----------------
                               Year ended
                           December 31, 2004                      Year ended December 31, 2004
                          -------------------- -------------------------------------------------------------------
 Income -- Ordinary
  dividends..............      $       --            26,124          743,579        2,196,537          353,255
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4a)..............              --                --           56,146           35,825            5,507
 Expenses -- Mortality
  and expense risk
  charges and
  administrative charges
  -- Type II (note 4a)...              --                --          290,888          316,153          109,216
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type III
  (note 4a)..............          48,963            45,117          394,624          319,336          139,997
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IV
  (note 4a)..............           3,905             3,593           34,865           36,752           11,200
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type V
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VI
  (note 4a)..............          96,414            58,947               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VII
  (note 4a)..............          38,177            49,306               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type VIII
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type IX
  (note 4a)..............          18,832            37,669               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type X
  (note 4a)..............             543               696               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XI
  (note 4a)..............              --               409               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XII
  (note 4a)..............              --               343               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIII
  (note 4a)..............           1,021               175               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XIV
  (note 4a)..............              --                 4               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XV
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVI
  (note 4a)..............              --                --               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVII
  (note 4a)..............              --                 5               --               --               --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative
  charges -- Type XVIII
  (note 4a)..............              --                --               --               --               --
                               ----------          --------        ---------        ---------        ---------
Net investment income
 (expense)...............        (207,855)         (170,140)         (32,944)       1,488,471           87,335
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)         249,078           354,800        1,381,002          325,407          398,568
 Change in unrealized
  appreciation
  (depreciation).........         789,321           391,700        2,988,242         (344,829)         463,024
 Capital gain
  distributions..........              --                --               --          804,709          288,233
                               ----------          --------        ---------        ---------        ---------
Net realized and
 unrealized gain (loss)
 on investments..........       1,038,399           746,500        4,369,244          785,287        1,149,825
                               ----------          --------        ---------        ---------        ---------
Increase (decrease) in
 net assets from
 operations..............      $  830,544           576,360        4,336,300        2,273,758        1,237,160
                               ==========          ========        =========        =========        =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                Van Kampen Life
                                    Scudder Variable Series II                  Investment Trust
                          ----------------------------------------------  ---------------------------
                                                              SVS Dreman
                                                SVS Dreman    Small Cap
                                               High Return      Value       Comstock
                          Scudder Technology      Equity     Portfolio -- Portfolio -- Emerging Growth
                          Growth Portfolio --  Portfolio --    Class B      Class II    Portfolio --
                            Class B Shares    Class B Shares    Shares       Shares    Class II Shares
                          ------------------- -------------- ------------ ------------ ---------------
                                   Year ended December 31, 2004           Year ended December 31, 2004
                          ----------------------------------------------  ---------------------------
 Income -- Ordinary
   dividends.............        $  --              --            --         278,498            --
 Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type II
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type III
   (note 4a).............           --              --            --          98,320        18,375
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IV
   (note 4a).............           --              --            --          25,265         1,444
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type V
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VI
   (note 4a).............            9              --             2         251,584        60,050
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VII
   (note 4a).............           --              --            --         162,608        26,231
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type VIII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type IX
   (note 4a).............           --              53            --         153,006        22,258
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type X
   (note 4a).............           --              --            --           4,628           475
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XI
   (note 4a).............           --              --            --             535            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XII
   (note 4a).............           --              --            --             563            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIII
   (note 4a).............           --              --            --             385           470
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XIV
   (note 4a).............           --              --            --             631            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XV
   (note 4a).............           --              --            --             382            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVI
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVII
   (note 4a).............           --              --            --              --            --
 Expenses -- Mortality
   and expense risk
   charges and
   administrative
   charges -- Type XVIII
   (note 4a).............           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net investment income
 (expense)...............           (9)            (53)           (2)       (419,409)     (129,303)
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain (loss)          166              28           124       1,641,590       273,494
 Change in unrealized
   appreciation
   (depreciation)........         (156)            589            --       6,415,899       447,313
 Capital gain
   distributions.........           --              --            --              --            --
                                 -----             ---           ---       ---------      --------
Net realized and
 unrealized gain (loss)
 on investments..........           10             617           124       8,057,489       720,807
                                 -----             ---           ---       ---------      --------
Increase (decrease) in
 net assets from
 operations..............        $   1             564           122       7,638,080       591,504
                                 =====             ===           ===       =========      ========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  AIM Variable Insurance Funds
                              -------------------------------------------------------------------
                                  AIM V.I.              AIM V.I.                  AIM V.I.
                                 Aggressive            Basic Value                 Capital
                               Growth Fund --            Fund --            Appreciation Fund --
                              Series I shares       Series II shares           Series I shares
                              ---------------  --------------------------  ----------------------
                                 Year ended                  Period from         Year ended
                                December 31,    Year ended  May 1, 2003 to      December 31,
                              ---------------  December 31,  December 31,  ----------------------
                                2004    2003       2004          2003         2004        2003
                              -------  ------  ------------ -------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (103)    (14)    (251,413)     (26,862)     (345,082)   (272,142)
   Net realized gain
     (loss) on
     investments.............   2,178     379      259,606       47,938       272,017  (1,081,971)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     293      99    1,661,209      596,743     1,163,768   5,682,372
   Capital gain
     distributions...........      --      --           --           --            --          --
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,368     464    1,669,402      617,819     1,090,703   4,328,259
                              -------  ------   ----------    ---------    ----------  ----------
From capital
  transactions:
   Net premiums..............     150     365    9,832,637    4,484,538     2,231,430   3,785,769
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --      (49,625)          --       (58,757)   (215,136)
     Surrenders..............  (2,915) (1,341)    (712,366)     (44,613)   (1,567,721)   (898,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --      --      (27,022)        (461)      (33,316)    (27,925)
     Capital contribution....      --      --           --           --            --          --
     Transfers (to) from
       the Guarantee
       Account...............       6    (237)     890,236      480,422       854,849     778,186
     Transfers (to) from
       other subaccounts.....   2,394      31    3,649,695    2,105,947    (1,080,962) (1,077,472)
                              -------  ------   ----------    ---------    ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (365) (1,182)  13,583,555    7,025,833       345,523   2,345,175
                              -------  ------   ----------    ---------    ----------  ----------
Increase (decrease) in
  net assets.................   2,003    (718)  15,252,957    7,643,652     1,436,226   6,673,434
Net assets at beginning
  of year....................   1,124   1,842    7,643,652           --    22,103,145  15,429,711
                              -------  ------   ----------    ---------    ----------  ----------
Net assets at end of
  period..................... $ 3,127   1,124   22,896,609    7,643,652    23,539,371  22,103,145
                              =======  ======   ==========    =========    ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   3,562      60    1,714,880      597,699       779,652     749,588
   Units redeemed............  (3,306)   (241)    (648,158)      (5,274)     (825,819)   (377,492)
                              -------  ------   ----------    ---------    ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     256    (181)   1,066,722      592,425       (46,167)    372,096
                              =======  ======   ==========    =========    ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------
                                  AIM V.I.           AIM V.I.           AIM V.I.
                              Capital Development  Core Equity         Government
                                  Fund --            Fund --       Securities Fund --
                              Series I shares     Series I shares    Series I shares
                              ------------------  -------------   --------------------
                                 Year ended         Year ended         Year ended
                                December 31,       December 31,       December 31,
                              ------------------  -------------   --------------------
                                2004      2003     2004    2003     2004       2003
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (139)      (53)     23       (2)     (332)     27,709
   Net realized gain
     (loss) on
     investments.............   3,510       498       1      479    (3,108)     19,902
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     586     1,917     269      188     7,321     (10,649)
   Capital gain
     distributions...........      --        --      --       --        --         513
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,957     2,362     293      665     3,881      37,475
                               -------   ------   -----   ------  --------  ----------
From capital
  transactions:
   Net premiums..............      --        --      40    1,534        40         300
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --      --       --        --          --
     Surrenders..............  (1,778)     (150)     --       --  (425,695)   (998,525)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --        --      --       --        --          --
     Capital contribution....      --        --      --       --        --          --
     Transfers (to) from
       the Guarantee
       Account...............       4    (4,000)      4    1,409        23  (1,401,312)
     Transfers (to) from
       other subaccounts.....   1,662     2,216   3,145   (3,614)  (10,094)  1,272,157
                               -------   ------   -----   ------  --------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (112)   (1,934)  3,189     (671) (435,726) (1,127,380)
                               -------   ------   -----   ------  --------  ----------
Increase (decrease) in
  net assets.................   3,845       428   3,482       (6) (431,845) (1,089,905)
Net assets at beginning
  of year....................   5,139     4,711   1,398    1,404   434,802   1,524,707
                               -------   ------   -----   ------  --------  ----------
Net assets at end of
  period..................... $ 8,984     5,139   4,880    1,398     2,957     434,802
                               =======   ======   =====   ======  ========  ==========
Changes in units
  (note 5):
   Units purchased...........   2,222       134     432      204     7,701     102,564
   Units redeemed............  (1,956)     (251)     (1)    (250)  (43,543)   (193,434)
                               -------   ------   -----   ------  --------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     266      (117)    431      (46)  (35,842)    (90,870)
                               =======   ======   =====   ======  ========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       AIM Variable Insurance Funds (continued)
                              ----------------------------------------------------------------------------------------------
                                                       AIM V.I. International
                                  AIM V.I. Growth          Growth Fund --     AIM V.I. Premier Equity AIM V.I. Technology
                              Fund -- Series I shares     Series II shares    Fund -- Series I shares Fund -- Series I shares
                              -----------------------  ---------------------- ----------------------  -----------------------
                                     Year ended             Period from             Year ended            Year ended
                                    December 31,           November 15 to          December 31,          December 31,
                              -----------------------       December 31,      ----------------------  ----------------------
                                  2004        2003              2004             2004        2003       2004         2003
                              -----------  ----------  ---------------------- ----------  ----------   --------     -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (165,531)   (141,537)          1,035           (374,838)   (405,021)     (164)       (526)
   Net realized gain
     (loss) on
     investments.............      19,980    (604,925)            555           (522,564) (2,899,513)    4,834      20,766
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     799,135   3,139,432          12,878          2,089,583  10,106,028       647         585
   Capital gain
     distributions...........          --          --              --                 --          --        --          --
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         operations..........     653,584   2,392,970          14,468          1,192,181   6,801,494     5,317      20,825
                              -----------  ----------         -------         ----------  ----------   --------     -------
From capital
  transactions:
   Net premiums..............     125,034     890,810         227,257          1,022,696   1,743,372        --       8,569
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (200,972)    (46,157)             --           (423,186)   (387,392)       --          --
     Surrenders..............  (1,009,257)   (464,715)         (2,979)        (2,667,999) (1,704,182) (110,333)       (226)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (15,968)    (14,823)            (52)           (51,217)    (61,511)       --          --
     Capital contribution....          --          --              --                 --          --        --          --
     Transfers (to) from
       the Guarantee
       Account...............     307,012     568,272          11,616           (149,589)    897,395        (1)     32,550
     Transfers (to) from
       other subaccounts.....    (102,755)    (83,336)        264,330         (2,307,363) (2,526,878)       --      45,524
                              -----------  ----------         -------         ----------  ----------   --------     -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (896,906)    850,051         500,172         (4,576,658) (2,039,196) (110,334)     86,417
                              -----------  ----------         -------         ----------  ----------   --------     -------
Increase (decrease) in
  net assets.................    (243,322)  3,243,021         514,640         (3,384,477)  4,762,298  (105,017)    107,242
Net assets at beginning
  of year....................  10,935,933   7,692,912              --         35,790,188  31,027,890   114,348       7,106
                              -----------  ----------         -------         ----------  ----------   --------     -------
Net assets at end of
  period..................... $10,692,611  10,935,933         514,640         32,405,711  35,790,188     9,331     114,348
                              ===========  ==========         =======         ==========  ==========   ========     =======
Changes in units
  (note 5):
   Units purchased...........     383,850     388,698          58,143            535,850     551,823        --      36,197
   Units redeemed............    (581,601)   (162,245)         (9,712)        (1,276,655)   (971,115)  (36,717)        (94)
                              -----------  ----------         -------         ----------  ----------   --------     -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (197,751)    226,453          48,431           (740,805)   (419,292)  (36,717)     36,103
                              ===========  ==========         =======         ==========  ==========   ========     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               AIM Variable
                              Insurance Funds
                                (continued)                    The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended              Year ended                  Year ended
                               December 31,            December 31,                December 31,
                              -----------------  --------------------------  --------------------------
                               2004      2003        2004          2003          2004          2003
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   46        37    (1,987,066)   (1,972,725)   (1,146,810)     (929,539)
   Net realized gain
     (loss) on
     investments.............      2    (1,163)  (12,934,583)  (46,655,664)     (724,311)  (19,328,674)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    367        52    19,195,753    87,800,403    12,329,829    41,980,979
   Capital gain
     distributions...........     --        --            --            --            --            --
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    415    (1,074)    4,274,104    39,172,014    10,458,708    21,722,766
                               ------   ------   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --        90       269,040       360,504       131,131       329,059
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --        --    (1,694,282)   (1,194,022)     (724,553)     (661,980)
     Surrenders..............     --      (140)  (16,986,628)  (14,489,912)  (10,792,925)   (7,845,864)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --        --      (176,239)     (185,187)      (99,475)      (85,150)
     Capital contribution....     --        --            --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (2)   (1,829)     (692,064)   (1,532,106)      833,929      (138,700)
     Transfers (to) from
       other subaccounts.....     --     3,179   (10,366,565)     (649,475)   (1,045,438)   12,015,626
                               ------   ------   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     (2)    1,300   (29,646,738)  (17,690,198)  (11,697,331)    3,612,991
                               ------   ------   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................    413       226   (25,372,634)   21,481,816    (1,238,623)   25,335,757
Net assets at beginning
  of year....................  1,752     1,526   153,021,651   131,539,835    81,597,843    56,262,086
                               ------   ------   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $2,165     1,752   127,649,017   153,021,651    80,359,220    81,597,843
                               ======   ======   ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........     --        21     1,615,370        33,176     4,374,328     1,468,473
   Units redeemed............     --       (13)   (4,081,099)   (1,661,152)   (5,807,964)   (1,039,174)
                               ------   ------   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     --         8    (2,465,729)   (1,627,976)   (1,433,636)      429,299
                               ======   ======   ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products Series Fund, Inc.
                              -------------------------------------------------------------------------
                                                           AllianceBernstein
                                                             International
                                                                 Value
                              AllianceBernstein Growth and   Portfolio --    AllianceBernstein Premier
                              Income Portfolio -- Class B       Class B      Growth Portfolio -- Class B
                              ---------------------------  ----------------- --------------------------
                                      Year ended              Period from          Year ended
                                     December 31,           November 15 to        December 31,
                              ---------------------------    December 31,    --------------------------
                                  2004           2003            2004           2004          2003
                              ------------   -----------   -----------------  ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,436,767)     (878,324)          (778)       (469,861)     (419,844)
   Net realized gain
     (loss) on
     investments.............    4,781,889    (2,197,951)           378        (353,613)   (2,708,795)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   12,527,216    35,325,473         24,134       2,832,762     8,321,449
   Capital gain
     distributions...........           --            --             --              --            --
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   15,872,338    32,249,198         23,734       2,009,288     5,192,810
                              ------------   -----------        -------       ----------    ----------
From capital
  transactions:
   Net premiums..............   15,496,280    23,879,307        238,131       2,709,932     3,086,070
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,876,764)   (1,673,888)            --        (264,194)     (355,996)
     Surrenders..............  (12,949,292)   (6,891,771)          (184)     (1,760,661)   (1,809,247)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (265,649)     (172,130)            (6)        (45,978)      (50,340)
     Capital contribution....           --            --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............    3,314,456    10,108,326         14,622         (19,928)      679,557
     Transfers (to) from
       other subaccounts.....    3,280,970    19,423,968        360,567         107,680    (2,055,291)
                              ------------   -----------        -------       ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    7,000,001    44,673,812        613,130         726,851      (505,247)
                              ------------   -----------        -------       ----------    ----------
Increase (decrease) in
  net assets.................   22,872,339    76,923,010        636,864       2,736,139     4,687,563
Net assets at beginning
  of year....................  165,642,288    88,719,278             --      29,681,605    24,994,042
                              ------------   -----------        -------       ----------    ----------
Net assets at end of
  period..................... $188,514,627   165,642,288        636,864      32,417,744    29,681,605
                              ============   ===========        =======       ==========    ==========
Changes in units
  (note 5):
   Units purchased...........    5,228,036     5,401,094         63,756       1,129,061     1,568,862
   Units redeemed............   (4,704,524)     (883,939)        (3,320)     (1,153,125)   (1,779,189)
                              ------------   -----------        -------       ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      523,512     4,517,155         60,436         (24,064)     (210,327)
                              ============   ===========        =======       ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     AllianceBernstein Variable Products
                                        Series Fund, Inc. (continued)
                              -------------------------------------------------------
                              AllianceBernstein Small Cap AllianceBernstein Technology
                              Growth Portfolio -- Class B   Portfolio -- Class B
                              --------------------------  ---------------------------
                                                                            Period
                                    Year ended                           from May 1,
                                   December 31,            Year ended      2003 to
                              --------------------------  December 31,   December 31,
                                  2004          2003          2004           2003
                               -----------    ---------   ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,097)     (91,312)      (53,528)       (10,695)
   Net realized gain
     (loss) on
     investments.............     467,078      (85,858)       50,732         23,538
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     833,062    2,517,933       175,844        180,071
   Capital gain
     distributions...........          --           --            --             --
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........   1,167,043    2,340,763       173,048        192,914
                               -----------    ---------    ---------      ---------
From capital
  transactions:
   Net premiums..............     327,474      619,256     1,383,858      1,365,529
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (41,853)    (119,684)       (8,005)       (15,305)
     Surrenders..............    (880,021)    (196,284)     (208,183)       (20,891)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (10,992)      (9,653)       (6,119)          (202)
     Capital contribution....          --           --            --             --
     Transfers (to) from
       the Guarantee
       Account...............     (73,989)     773,328       190,808        141,269
     Transfers (to) from
       other subaccounts.....   1,566,248    1,042,436       (94,060)     1,058,492
                               -----------    ---------    ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     886,867    2,109,399     1,258,299      2,528,892
                               -----------    ---------    ---------      ---------
Increase (decrease) in
  net assets.................   2,053,910    4,450,162     1,431,347      2,721,806
Net assets at beginning
  of year....................   8,486,614    4,036,452     2,721,806             --
                               -----------    ---------    ---------      ---------
Net assets at end of
  period..................... $10,540,524    8,486,614     4,153,153      2,721,806
                               ===========    =========    =========      =========
Changes in units
  (note 5):
   Units purchased...........     542,870      380,969       351,579        209,268
   Units redeemed............    (428,544)     (51,267)     (253,236)        (2,969)
                               -----------    ---------    ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     114,326      329,702        98,343        206,299
                               ===========    =========    =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               American Century Variable Portfolios, Inc.
                              --------------------------------------------
                               VP Income &
                                  Growth         VP Ultra        VP Value
                              Fund -- Class I Fund -- Class I Fund -- Class I
                              -------------   -------------   ---------------
                                Year ended      Year ended
                               December 31,    December 31,     Year ended
                              -------------   -------------    December 31,
                               2004     2003   2004     2003       2004
                              ------   -----  ------   -----  ---------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (1)    (26)    (48)    (11)       (159)
   Net realized gain
     (loss) on
     investments.............    215     (15)    763     (22)          1
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    131     743     (80)    227       1,411
   Capital gain
     distributions...........     --      --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         operations..........    345     702     635     194       1,253
                              ------   -----  ------   -----      ------
From capital
  transactions:
   Net premiums..............    255   2,364   1,439     334      15,487
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --      --      --      --          --
     Surrenders..............     --      --      --      --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (11)     --     (20)     --          --
     Capital contribution....     --      --      --      --          --
     Transfers (to) from
       the Guarantee
       Account...............     --      34    (135)    883         172
     Transfers (to) from
       other subaccounts.....   (349)     --      --      --          --
                              ------   -----  ------   -----      ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   (105)  2,398   1,284   1,217      15,659
                              ------   -----  ------   -----      ------
Increase (decrease) in
  net assets.................    240   3,100   1,919   1,411      16,912
Net assets at beginning
  of year....................  3,100      --   1,411      --          --
                              ------   -----  ------   -----      ------
Net assets at end of
  period..................... $3,340   3,100   3,330   1,411      16,912
                              ======   =====  ======   =====      ======
Changes in units
  (note 5):
   Units purchased...........     61     247   5,071     119       1,208
   Units redeemed............    (69)     --  (4,932)     --          --
                              ------   -----  ------   -----      ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (8)    247     139     119       1,208
                              ======   =====  ======   =====      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                             Dreyfus
                              --------------------------------------------------------------------------------
                                                                           Dreyfus Investment Dreyfus Variable
                                Dreyfus Investment   The Dreyfus Socially  Portfolios --       Investment
                              Portfolios -- Emerging  Responsible Growth   MidCap Stock       Fund -- Money
                               Markets Portfolio --  Fund, Inc. -- Initial Portfolio --          Market
                                  Initial Shares            Shares         Initial Shares      Portfolio
                              ---------------------- --------------------  ------------------ ----------------
                                                          Year ended       Year ended          Year ended
                                    Year ended           December 31,      December 31,       December 31,
                                   December 31,      --------------------  ------------------ ----------------
                                       2003             2004       2003     2004      2003     2004     2003
                              ---------------------- ---------  ---------    -----    ----     ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (81,902)        (65,582)   (74,449)   (13)      --         (5)    --
   Net realized gain
     (loss) on
     investments.............        2,471,095        (105,537)  (409,779)     1       --         --     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............          142,809         424,759  1,638,293    114       --         --     --
   Capital gain
     distributions...........               --              --         --     32       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         operations..........        2,532,002         253,640  1,154,065    134       --         (5)    --
                                   -----------       ---------  ---------    -----     --      ------    --
From capital
  transactions:
   Net premiums..............          759,288          44,295    270,282  1,206       --         22     --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          (98,937)        (80,013)   (68,592)    --       --         --     --
     Surrenders..............         (629,620)       (229,038)  (147,433)    --       --         --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (7,891)        (15,727)   (22,798)   (14)      --         --     --
     Capital contribution....               --              --         --     --       --         --     --
     Transfers (to) from
       the Guarantee
       Account...............          627,615          14,056    171,807     73       --         (1)    --
     Transfers (to) from
       other subaccounts.....       (8,860,918)        (87,046)  (366,134)    --       --     24,253     --
                                   -----------       ---------  ---------    -----     --      ------    --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       (8,210,463)       (353,473)  (162,868) 1,265       --     24,274     --
                                   -----------       ---------  ---------    -----     --      ------    --
Increase (decrease) in
  net assets.................       (5,678,461)        (99,833)   991,197  1,399       --     24,269     --
Net assets at beginning
  of year....................        5,678,461       5,914,934  4,923,737     --       --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
Net assets at end of
  period.....................      $        --       5,815,101  5,914,934  1,399       --     24,269     --
                                   ===========       =========  =========    =====     ==      ======    ==
Changes in units
  (note 5):
   Units purchased...........          119,748          35,783     86,631     99       --      2,477     --
   Units redeemed............         (828,659)        (97,591)  (118,016)    (1)      --         --     --
                                   -----------       ---------  ---------    -----     --      ------    --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................         (708,911)        (61,808)   (31,385)    98       --      2,477     --
                                   ===========       =========  =========    =====     ==      ======    ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                     Eaton Vance Variable Trust
                              ------------------------------------------------------------------------
                                 VT Floating-Rate                                 VT Worldwide Health
                                    Income Fund        VT Income Fund of Boston      Sciences Fund
                              ----------------------  -------------------------  ---------------------
                                    Year ended         Period from                     Year ended
                                   December 31,       January 1, to  Year ended       December 31,
                              ----------------------  December 15,  December 31, ---------------------
                                  2004        2003        2004          2003        2004        2003
                              -----------  ---------  ------------- ------------ ----------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   300,485     12,309         114         (256)     (138,994)   (29,380)
   Net realized gain
     (loss) on
     investments.............      29,059      2,989       2,656            5        77,914     25,467
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       9,073     32,641      (2,765)       2,764       391,786    224,588
   Capital gain
     distributions...........          --         --          --           --            --         --
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........     338,617     47,939           5        2,513       330,706    220,675
                              -----------  ---------     -------       ------    ----------  ---------
From capital
  transactions:
   Net premiums..............  16,948,588  8,132,627      46,615       21,208     3,237,082  2,741,378
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (10,478)        --          --           --       (96,777)        --
     Surrenders..............  (1,076,321)  (127,478)         --           --      (696,109)   (68,699)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25,054)      (580)        (91)          --       (18,151)    (1,611)
     Capital contribution....          --         --          --           --            --         --
     Transfers (to) from
       the Guarantee
       Account...............     754,742    438,848     (46,064)          11     1,171,072    555,437
     Transfers (to) from
       other subaccounts.....   4,606,290  1,088,642     (24,197)          --      (197,959) 3,073,673
                              -----------  ---------     -------       ------    ----------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  21,197,767  9,532,059     (23,737)      21,219     3,399,158  6,300,178
                              -----------  ---------     -------       ------    ----------  ---------
Increase (decrease) in
  net assets.................  21,536,384  9,579,998     (23,732)      23,732     3,729,864  6,520,853
Net assets at beginning
  of year....................   9,582,068      2,070      23,732           --     6,551,235     30,382
                              -----------  ---------     -------       ------    ----------  ---------
Net assets at end of
  period..................... $31,118,452  9,582,068          --       23,732    10,281,099  6,551,235
                              ===========  =========     =======       ======    ==========  =========
Changes in units
  (note 5):
   Units purchased...........   4,011,467    960,450      20,159        2,134       646,837    530,929
   Units redeemed............  (1,919,695)   (14,293)    (22,293)          --      (369,392)    (7,088)
                              -----------  ---------     -------       ------    ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,091,772    946,157      (2,134)       2,134       277,445    523,841
                              ===========  =========     =======       ======    ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Evergreen Variable
                                Annuity Trust               Federated Insurance Series
                              ------------------ ------------------------------------------------
                                 Evergreen VA
                                Omega Fund --    Federated American Leaders    Federated Capital
                                   Class 2       Fund II -- Primary Shares      Income Fund II
                              ------------------ ------------------------   ----------------------
                                 Period from            Year ended                Year ended
                                 April 30, to          December 31,              December 31,
                                 December 31,    ------------------------   ----------------------
                                     2004            2004          2003        2004        2003
                              ------------------ -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $   (656)          11,297       100,766     771,884   1,293,048
   Net realized gain
     (loss) on
     investments.............            95          882,003    (5,944,264) (1,992,815) (6,877,849)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        11,558        4,091,002    20,835,057   3,116,621   9,915,284
   Capital gain
     distributions...........            --               --            --          --          --
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........        10,997        4,984,302    14,991,559   1,895,690   4,330,483
                                   --------      -----------   -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............        86,208          131,637       148,228     150,996      48,918
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --         (567,275)     (664,104)   (403,703)   (559,664)
     Surrenders..............            --      (10,610,294)   (7,769,414) (3,521,393) (2,718,546)
     Cost of insurance
       and
       administrative
       expense (note 4a).....           (78)         (83,065)      (87,712)    (29,416)    (31,226)
     Capital contribution....            --               --            --          --          --
     Transfers (to) from
       the Guarantee
       Account...............          (128)        (316,148)     (219,229)   (247,214)   (131,685)
     Transfers (to) from
       other subaccounts.....        51,645         (490,751)   (1,630,230)    155,172  (1,566,250)
                                   --------      -----------   -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       137,647      (11,935,896)  (10,222,461) (3,895,558) (4,958,453)
                                   --------      -----------   -----------  ----------  ----------
Increase (decrease) in
  net assets.................       148,644       (6,951,594)    4,769,098  (1,999,868)   (627,970)
Net assets at beginning
  of year....................            --       71,026,229    66,257,131  26,116,977  26,744,947
                                   --------      -----------   -----------  ----------  ----------
Net assets at end of
  period.....................      $148,644       64,074,635    71,026,229  24,117,109  26,116,977
                                   ========      ===========   ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........        14,231          662,830        11,832     551,051       4,447
   Units redeemed............          (227)      (1,445,274)     (827,762)   (877,603)   (455,343)
                                   --------      -----------   -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................        14,004         (782,444)     (815,930)   (326,552)   (450,896)
                                   ========      ===========   ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Federated Insurance Series (continued)
                              ----------------------------------------------------------------------------------------
                                                                                   Federated
                                                          Federated High Income  International
                              Federated High Income Bond Bond Fund II -- Service Small Company    Federated Kaufmann
                              Fund II -- Primary Shares          Shares             Fund II    Fund II -- Service Shares
                              ------------------------   ----------------------  ------------- ------------------------
                                                                                                            Period from
                                     Year ended                Year ended                                      May 1,
                                    December 31,              December 31,        Year ended    Year ended    2003 to
                              ------------------------   ----------------------  December 31,  December 31, December 31,
                                  2004          2003        2004        2003         2003          2004         2003
                              ------------   ----------  ----------  ----------  ------------- ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,876,444    3,954,379   2,183,501   1,365,045      (63,521)     (345,291)     (51,058)
   Net realized gain
     (loss) on
     investments.............    1,315,990    3,674,852   1,133,610   1,217,308    1,518,141       374,520      125,297
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      353,421    5,331,295     117,795   2,861,176      236,321     3,214,996      648,953
   Capital gain
     distributions...........           --           --          --          --           --            --           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,545,855   12,960,526   3,434,906   5,443,529    1,690,941     3,244,225      723,192
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      201,129      214,230   6,264,410  10,807,215    1,005,731    11,720,320    5,008,964
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,200,429)    (621,901)   (358,979)   (584,736)     (25,509)      (23,701)      (3,988)
     Surrenders..............   (9,247,078)  (9,918,139) (3,259,722) (4,156,374)    (177,849)   (1,054,850)    (231,576)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (68,011)     (74,167)    (69,237)    (40,956)      (5,827)      (52,165)      (3,602)
     Capital contribution....           --           --          --          --           --            --           --
     Transfers (to) from
       the Guarantee
       Account...............   (2,056,410)   1,041,954     456,203   3,310,163      266,785     2,879,100    1,838,360
     Transfers (to) from
       other subaccounts.....   (1,777,984)  14,338,928  (3,512,169)  8,906,871   (5,508,498)    1,390,491    6,521,350
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,148,783)   4,980,905    (479,494) 18,242,183   (4,445,167)   14,859,195   13,129,508
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,602,928)  17,941,431   2,955,412  23,685,712   (2,754,226)   18,103,420   13,852,700
Net assets at beginning
  of year....................   75,889,454   57,948,023  43,322,533  19,636,821    2,754,226    13,852,700           --
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
Net assets at end of
  period..................... $ 67,286,526   75,889,454  46,277,945  43,322,533           --    31,956,120   13,852,700
                              ============   ==========  ==========  ==========   ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,789,250    2,205,077   4,191,124   2,200,577      161,120     2,100,077    1,060,261
   Units redeemed............   (4,831,429)  (1,501,325) (4,218,329)   (463,618)    (723,940)     (984,005)     (19,043)
                              ------------   ----------  ----------  ----------   ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (1,042,179)     703,752     (27,205)  1,736,959     (562,820)    1,116,072    1,041,218
                              ============   ==========  ==========  ==========   ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                         Fidelity Variable Insurance Products Fund
                             -------------------------------------------------------------------------------------------------
                                                             VIP Asset
                                                            Manager/SM/                                    VIP Contrafund(R)
                               VIP Asset Manager/SM/    Portfolio -- Service     VIP Contrafund(R)        Portfolio -- Service
                             Portfolio -- Initial Class       Class 2        Portfolio -- Initial Class         Class 2
                             -------------------------  -------------------- ------------------------   -----------------------
                                     Year ended             Period from             Year ended                 Year ended
                                    December 31,            April 30, to           December 31,               December 31,
                             -------------------------      December 31,     ------------------------   -----------------------
                                 2004          2003             2004             2004          2003         2004        2003
                             ------------  -----------  -------------------- -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  3,029,183    4,933,821         (30,095)       (3,803,116)   (2,871,531)  (1,394,934)   (753,738)
 Net realized gain
   (loss) on investments....  (2,161,980)   (8,185,528)         11,006        10,698,264    (9,319,912)   3,696,239     350,712
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    6,367,899   33,141,434         263,953        38,876,525    85,542,202   11,237,102  15,167,803
 Capital gain
   distributions............           --           --              --                --            --           --          --
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      operations............    7,235,102   29,889,727         244,864        45,771,673    73,350,759   13,538,407  14,764,777
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
From capital
 transactions:
 Net premiums...............      697,168      661,046       5,133,748           608,392     1,013,373   22,142,082  19,721,660
 Transfers (to) from the
   general account of GE
   Life & Annuity:
   Death benefits...........   (1,821,524)  (1,659,880)             --        (2,646,978)   (2,505,506)    (702,164)   (557,223)
   Surrenders...............  (29,837,433) (25,537,169)        (18,497)      (48,594,360)  (36,915,426)  (6,196,593) (2,623,972)
   Cost of insurance and
     administrative
     expense (note 4a)......     (219,829)    (362,440)           (673)         (404,660)     (398,046)    (157,659)    (70,192)
   Capital contribution.....           --           --              --                --            --           --          --
   Transfers (to) from
     the Guarantee
     Account................      110,414   (3,492,609)        104,106          (496,033)   (2,490,878)   3,303,599   6,086,271
   Transfers (to) from
     other subaccounts......   (1,078,351)   1,482,804         904,360        33,137,154    11,894,575   10,804,623   5,122,352
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
     Increase (decrease)
      in net assets from
      capital
      transactions
      (note 5)..............  (32,149,555) (28,908,248)      6,123,044       (18,396,485)  (29,401,908)  29,193,888  27,678,896
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Increase (decrease) in
 net assets.................  (24,914,453)     981,479       6,367,908        27,375,188    43,948,851   42,732,295  42,443,673
Net assets at beginning
 of year....................  202,791,975  201,810,496              --       345,797,776   301,848,925   83,406,347  40,962,674
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
Net assets at end of
 period..................... $177,877,522  202,791,975       6,367,908       373,172,964   345,797,776  126,138,642  83,406,347
                             ============  ===========       =========       ===========   ===========  ===========  ==========
Changes in units
 (note 5):..................
 Units purchased............      948,203       84,364         765,627         4,758,363       534,737    5,535,020   3,633,243
 Units redeemed.............  (2,161,878)   (1,221,953)       (149,642)       (5,034,009)   (1,752,771)  (2,893,228)   (383,633)
                             ------------  -----------       ---------       -----------   -----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners
   during the years or
   lesser period ended
   December 31, 2004 and
   2003.....................  (1,213,675)   (1,137,589)        615,985          (275,646)   (1,218,034)   2,641,792   3,249,610
                             ============  ===========       =========       ===========   ===========  ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Fidelity Variable Insurance Products Fund (continued)
                              ------------------------------------------------------------------------------
                                  VIP Dynamic Capital         VIP Equity-Income         VIP Equity-Income
                               Appreciation Portfolio --        Portfolio --              Portfolio --
                                    Service Class 2             Initial Class            Service Class 2
                              --------------------------  ------------------------  ------------------------
                                            Period from          Year ended                Year ended
                               Year ended  May 1, 2003 to       December 31,              December 31,
                              December 31,  December 31,  ------------------------  ------------------------
                                  2004          2003          2004         2003         2004         2003
                              ------------ -------------- -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (14,499)       (833)        944,771    1,980,364     (279,674)    (140,052)
   Net realized gain
     (loss) on
     investments.............     (27,650)        856      10,072,206  (18,278,840)   3,210,895     (798,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      64,853      13,013      26,836,303  118,163,157    8,163,170   21,844,821
   Capital gain
     distributions...........          --          --       1,644,721           --      414,136           --
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      22,704      13,036      39,498,001  101,864,681   11,508,527   20,905,990
                               ----------     -------     -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     700,675     163,111       1,084,487    1,466,235   18,191,601   22,581,971
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --          --      (4,359,042)  (3,277,372)    (901,347)    (589,808)
     Surrenders..............     (12,840)        (92)    (72,411,463) (57,822,398)  (7,556,642)  (4,053,624)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2,145)         --        (465,690)    (507,195)    (182,225)     (99,255)
     Capital contribution....          --          --              --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     223,076       2,291      (1,576,117)  (2,340,630)   3,201,191    6,293,499
     Transfers (to) from
       other subaccounts.....     189,423      48,853      13,154,826   12,011,576    4,428,264    4,874,688
                               ----------     -------     -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,098,189     214,163     (64,572,999) (50,469,784)  17,180,842   29,007,471
                               ----------     -------     -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................   1,120,893     227,199     (25,074,998)  51,394,897   28,689,369   49,913,461
Net assets at beginning
  of year....................     227,199          --     449,145,152  397,750,255  106,687,397   56,773,936
                               ----------     -------     -----------  -----------  -----------  -----------
Net assets at end of
  period.....................  $1,348,092     227,199     424,070,154  449,145,152  135,376,766  106,687,397
                               ==========     =======     ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     194,919      19,199       3,359,958      344,915    4,126,122    3,613,560
   Units redeemed............     (97,965)         (8)     (4,536,834)  (1,636,506)  (2,634,494)    (508,792)
                               ----------     -------     -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      96,954      19,191      (1,176,876)  (1,291,591)   1,491,628    3,104,768
                               ==========     =======     ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------------
                                 VIP Growth & Income       VIP Growth & Income        VIP Growth Opportunities
                              Portfolio -- Initial Class Portfolio -- Service Class 2 Portfolio -- Initial Class
                              -------------------------  ---------------------------  -------------------------
                                      Year ended               Year ended                   Year ended
                                     December 31,             December 31,                 December 31,
                              -------------------------  ---------------------------  -------------------------
                                  2004          2003        2004           2003          2004          2003
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (549,260)    (234,938)   (256,742)      (144,231)     (285,592)     (200,982)
   Net realized gain
     (loss) on
     investments.............     (980,512)  (7,294,707)    441,612       (127,193)   (1,369,662)   (9,460,193)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    5,389,008   26,038,023   1,063,556      4,511,688     3,243,075    17,920,957
   Capital gain
     distributions...........           --           --          --             --            --            --
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,859,236   18,508,378   1,248,426      4,240,264     1,587,821     8,259,782
                              ------------  -----------   ----------     ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............      204,188      419,951   4,800,476      6,081,495       (63,459)      169,732
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,032,251)    (954,575)   (141,073)      (260,014)     (135,949)     (351,841)
     Surrenders..............  (11,612,233)  (8,114,363) (1,991,089)    (1,923,051)   (3,846,049)   (3,394,255)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (140,605)    (130,195)    (50,575)       (30,619)      (42,512)      (49,063)
     Capital contribution....           --           --          --             --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (233,086)     242,408     473,528      1,859,784      (313,278)     (633,863)
     Transfers (to) from
       other subaccounts.....      688,339    6,593,404    (229,427)     2,222,098    (2,646,463)   (1,477,611)
                              ------------  -----------   ----------     ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (12,125,648)  (1,943,370)  2,861,840      7,949,693    (7,047,710)   (5,736,901)
                              ------------  -----------   ----------     ----------    ----------   ----------
Increase (decrease) in
  net assets.................   (8,266,412)  16,565,008   4,110,266     12,189,957    (5,459,889)    2,522,881
Net assets at beginning
  of year....................  105,022,666   88,457,658  28,816,393     16,626,436    36,221,975    33,699,094
                              ------------  -----------   ----------     ----------    ----------   ----------
Net assets at end of
  period..................... $ 96,756,254  105,022,666  32,926,659     28,816,393    30,762,086    36,221,975
                              ============  ===========   ==========     ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........    1,824,510      534,540   1,157,131      1,190,682       483,561        22,011
   Units redeemed............   (2,765,942)    (677,183)   (895,308)      (260,527)   (1,234,238)     (765,963)
                              ------------  -----------   ----------     ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (941,432)    (142,643)    261,823        930,155      (750,677)     (743,952)
                              ============  ===========   ==========     ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------
                                      VIP Growth               VIP Growth           VIP Mid Cap
                                     Portfolio --             Portfolio --         Portfolio --
                                    Initial Class            Service Class 2       Initial Class
                              -------------------------  ----------------------  ----------------
                                      Year ended               Year ended           Year ended
                                     December 31,             December 31,         December 31,
                              -------------------------  ----------------------  ----------------
                                  2004          2003        2004        2003       2004     2003
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,802,869)  (2,677,765)   (785,022)   (553,295)    (313)    (145)
   Net realized gain
     (loss) on
     investments.............  (12,943,731) (49,551,027)    718,583  (1,899,734)   9,855    1,106
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,129,087  117,974,995     638,623  12,711,359     (237)  13,326
   Capital gain
     distributions...........           --           --          --          --       --       --
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         operations..........    3,382,487   65,746,203     572,184  10,258,330    9,305   14,287
                              ------------  -----------  ----------  ----------  -------  -------
From capital
  transactions:
   Net premiums..............      576,435      808,782   7,762,951  10,554,098      490    1,790
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (2,089,614)  (1,777,449)   (338,441)   (449,458)      --       --
     Surrenders..............  (34,225,608) (25,996,220) (3,817,975) (2,219,418) (36,725)    (579)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (337,455)    (376,144)    (86,435)    (51,163)      --       --
     Capital contribution....           --           --          --          --       --       --
     Transfers (to) from
       the Guarantee
       Account...............     (743,311)  (1,619,774)    159,632   2,553,245      106  (34,871)
     Transfers (to) from
       other subaccounts.....  (11,060,545)   6,004,213  (3,219,581)  2,921,634    2,962   50,472
                              ------------  -----------  ----------  ----------  -------  -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (47,880,098) (22,956,592)    460,151  13,308,938  (33,167)  16,812
                              ------------  -----------  ----------  ----------  -------  -------
Increase (decrease) in
  net assets.................  (44,497,611)  42,789,611   1,032,335  23,567,268  (23,862)  31,099
Net assets at beginning
  of year....................  276,886,540  234,096,929  54,263,590  30,696,322   61,276   30,177
                              ------------  -----------  ----------  ----------  -------  -------
Net assets at end of
  period..................... $232,388,929  276,886,540  55,295,925  54,263,590   37,414   61,276
                              ============  ===========  ==========  ==========  =======  =======
Changes in units
  (note 5):
   Units purchased...........    2,284,982      155,661   3,134,447   2,286,034      311    4,710
   Units redeemed............   (4,576,850)    (680,163) (3,337,101)   (387,929)  (2,694)  (3,195)
                              ------------  -----------  ----------  ----------  -------  -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (2,291,868)    (524,502)   (202,654)  1,898,105   (2,383)   1,515
                              ============  ===========  ==========  ==========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                                                          VIP Value
                               VIP Mid Cap Portfolio --  VIP Overseas Portfolio -- Strategies Portfolio --
                                   Service Class 2            Initial Class            Service Class 2
                              -------------------------  ------------------------  -----------------------
                                      Year ended               Year ended                Period from
                                     December 31,             December 31,              April 30, to
                              -------------------------  ------------------------       December 31,
                                  2004          2003        2004         2003               2004
                              ------------  -----------  ----------   ----------   -----------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,316,640)  (1,002,329)   (212,876)    (265,441)            (5,252)
   Net realized gain
     (loss) on
     investments.............   11,164,194    1,846,594   4,407,381    6,142,067             17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,897,054   25,744,841   4,530,773   11,873,456            152,399
   Capital gain
     distributions...........           --           --          --           --                 --
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         operations..........   32,744,608   26,589,106   8,725,278   17,750,082            164,163
                              ------------  -----------  ----------   ----------          ---------
From capital
  transactions:
   Net premiums..............   18,507,462   21,411,856       4,441      205,616            880,336
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (888,699)    (745,857)   (258,519)    (499,474)                --
     Surrenders..............  (11,385,027)  (3,863,376) (9,755,240)  (7,124,228)           (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (234,564)    (101,948)    (88,880)     (69,855)              (398)
     Capital contribution....           --           --          --           --                 --
     Transfers (to) from
       the Guarantee
       Account...............    4,807,299    6,861,370     557,879    2,209,611             58,558
     Transfers (to) from
       other subaccounts.....   22,851,461   22,391,099  16,227,445   17,606,040            504,216
                              ------------  -----------  ----------   ----------          ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   33,657,932   45,953,144   6,687,126   12,327,710          1,430,475
                              ------------  -----------  ----------   ----------          ---------
Increase (decrease) in
  net assets.................   66,402,540   72,542,250  15,412,404   30,077,792          1,594,638
Net assets at beginning
  of year....................  125,013,965   52,471,715  68,380,026   38,302,234                 --
                              ------------  -----------  ----------   ----------          ---------
Net assets at end of
  period..................... $191,416,505  125,013,965  83,792,430   68,380,026          1,594,638
                              ============  ===========  ==========   ==========          =========
Changes in units
  (note 5):
   Units purchased...........    7,984,532    4,631,403   2,579,751    1,713,762            195,755
   Units redeemed............   (5,610,370)    (446,094) (1,969,793)    (658,546)           (54,199)
                              ------------  -----------  ----------   ----------          ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    2,374,162    4,185,309     609,958    1,055,216            141,556
                              ============  ===========  ==========   ==========          =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance Products Trust
                              ---------------------------------------------------
                              Franklin Large Cap Mutual Shares
                              Growth Securities   Securities     Templeton Foreign
                              Fund -- Class 2    Fund -- Class 2 Securities Fund --
                                 Shares             Shares         Class I Shares
                              ----------------   --------------- ------------------
                               Year ended         Year ended
                              December 31,       December 31,       Period from
                              ----------------   ---------------  December 15, to
                               2004       2003    2004     2003  December 31, 2004
                               ------     ----    ------   ----  ------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (8)      --        (5)    --            (21)
   Net realized gain
     (loss) on
     investments.............     --       --        24     --             --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     47       --        --     --            784
   Capital gain
     distributions...........     --       --        --     --             --
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         operations..........     39       --        19     --            763
                               ------      --     ------    --        -------
From capital
  transactions:
   Net premiums..............  1,200       --        --     --             --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     --       --        --     --             --
     Surrenders..............     --       --        --     --             --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --        --     --             --
     Capital contribution....     --       --        --     --             --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      --       (19)    --             --
     Transfers (to) from
       other subaccounts.....     --       --        --     --        159,073
                               ------      --     ------    --        -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  1,199       --       (19)    --        159,073
                               ------      --     ------    --        -------
Increase (decrease) in
  net assets.................  1,238       --        --     --        159,836
Net assets at beginning
  of year....................     --       --        --     --             --
                               ------      --     ------    --        -------
Net assets at end of
  period..................... $1,238       --        --     --        159,836
                               ======      ==     ======    ==        =======
Changes in units
  (note 5):
   Units purchased...........     97       --     3,602     --         15,631
   Units redeemed............     --       --    (3,602)    --             --
                               ------      --     ------    --        -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     97       --        --     --         15,631
                               ======      ==     ======    ==        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Franklin Templeton Variable Insurance
                               Products Trust (continued)
                              ------------------------------------
                                                  Templeton Global
                              Templeton Foreign   Asset Allocation
                              Securities Fund --     Fund --
                              Class 2 Shares      Class 2 Shares
                              ------------------- ----------------
                                Year ended         Year ended
                               December 31,       December 31,
                              ------------------- ----------------
                                2004      2003    2004     2003
                               -------    ------  ----     ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (71)       68     (2)       48
   Net realized gain
     (loss) on
     investments.............   4,266        27     73       917
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (938)    4,385     --         8
   Capital gain
     distributions...........      --        --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         operations..........   3,257     4,480     71       973
                               -------    ------   ----    ------
From capital
  transactions:
   Net premiums..............   5,162    11,000     --        --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --        --     --        --
     Surrenders..............      --        --     --    (4,731)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (3)       --     --       (11)
     Capital contribution....      --        --     --        --
     Transfers (to) from
       the Guarantee
       Account...............     (12)       10    (71)       (2)
     Transfers (to) from
       other subaccounts.....    (292)       --     --        --
                               -------    ------   ----    ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   4,855    11,010    (71)   (4,744)
                               -------    ------   ----    ------
Increase (decrease) in
  net assets.................   8,112    15,490     --    (3,771)
Net assets at beginning
  of year....................  15,490        --     --     3,771
                               -------    ------   ----    ------
Net assets at end of
  period..................... $23,602    15,490     --        --
                               =======    ======   ====    ======
Changes in units
  (note 5):
   Units purchased...........   2,034     1,243    920        --
   Units redeemed............  (1,675)       --   (920)     (374)
                               -------    ------   ----    ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     359     1,243     --      (374)
                               =======    ======   ====    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                      GE Investments Funds, Inc.
                              ---------------------------------------------------------------------------
                                 Global Income Fund           Income Fund        International Equity Fund
                              -----------------------  ------------------------  ------------------------
                                     Year ended               Year ended               Year ended
                                    December 31,             December 31,             December 31,
                              -----------------------  ------------------------  ------------------------
                                  2004        2003         2004         2003        2004         2003
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   689,177     415,779    4,323,331    3,874,279     150,403       63,546
   Net realized gain
     (loss) on
     investments.............     (13,481)  1,034,176   (1,267,226)   3,455,343  (1,164,596)     712,223
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     554,445     342,964   (1,765,333)  (6,487,793)  6,588,127    8,710,030
   Capital gain
     distributions...........          --          --    1,259,033    2,669,616          --           --
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,230,141   1,792,919    2,549,805    3,511,445   5,573,934    9,485,799
                              -----------  ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............      45,850      28,526   11,654,641   16,718,015      55,753       80,346
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (27,773)    (20,342)  (1,176,137)  (2,649,260)    (51,822)    (135,855)
     Surrenders..............  (1,767,168) (1,883,222) (20,489,404) (25,422,959) (2,986,069)  (2,101,782)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (11,002)    (16,920)    (186,653)    (235,058)    (24,717)     (19,066)
     Capital contribution....          --          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (95,944)    153,824   (1,388,492)  (2,454,106)    524,224      451,309
     Transfers (to) from
       other subaccounts.....     (35,764)   (630,902) (21,670,986) (21,718,875)  5,885,171    3,433,011
                              -----------  ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,891,801) (2,369,036) (33,257,031) (35,762,243)  3,402,540    1,707,963
                              -----------  ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................    (661,660)   (576,117) (30,707,226) (32,250,798)  8,976,474   11,193,762
Net assets at beginning
  of year....................  16,538,247  17,114,364  157,337,580  189,588,378  35,870,504   24,676,742
                              -----------  ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $15,876,587  16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ===========  ==========  ===========  ===========  ==========   ==========
Changes in units
  (note 5):
   Units purchased...........     304,030      15,064    3,497,033    1,193,867   2,192,674      430,753
   Units redeemed............    (457,254)   (206,938)  (5,924,043)  (3,747,723) (1,872,185)    (245,187)
                              -----------  ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (153,224)   (191,874)  (2,427,010)  (2,553,856)    320,489      185,566
                              ===========  ==========  ===========  ===========  ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund          Money Market Fund      Premier Growth Equity Fund
                              -------------------------  --------------------------  ------------------------
                                      Year ended                 Year ended                 Year ended
                                     December 31,               December 31,               December 31,
                              -------------------------  --------------------------  ------------------------
                                  2004          2003         2004          2003          2004          2003
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (980,690)    (112,163)   (1,715,775)   (3,222,675)  (1,165,245)   (1,239,375)
   Net realized gain
     (loss) on
     investments.............    9,312,867       50,745            --            --    3,912,180    (1,354,467)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      478,207   48,691,534            --            --    3,283,022    25,927,068
   Capital gain
     distributions...........   19,408,411           --            --            --           --            --
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,218,795   48,630,116    (1,715,775)   (3,222,675)   6,029,957    23,333,226
                              ------------  -----------  ------------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............   12,090,035   15,702,740    54,100,738   127,178,464   12,629,194    15,930,757
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (1,801,581)  (1,974,015)  (16,869,949)  (10,256,644)    (753,013)   (1,241,936)
     Surrenders..............  (21,016,656) (14,671,622) (112,193,000) (199,018,887) (13,361,642)   (7,710,173)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (286,333)    (224,087)     (442,044)     (589,301)    (185,315)     (108,182)
     Capital contribution....           --   (6,040,562)           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    1,769,516    6,298,607   (26,352,949)  (82,598,560)   1,328,705     4,847,796
     Transfers (to) from
       other subaccounts.....   (7,236,321)  10,265,740    (6,013,111) (113,196,174) (10,873,946)   26,361,242
                              ------------  -----------  ------------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (16,481,340)   9,356,801  (107,770,315) (278,481,102) (11,216,017)   38,079,504
                              ------------  -----------  ------------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................   11,737,455   57,986,917  (109,486,090) (281,703,777)  (5,186,060)   61,412,730
Net assets at beginning
  of year....................  212,938,060  154,951,143   362,964,711   644,668,488  132,429,856    71,017,126
                              ------------  -----------  ------------  ------------  -----------   -----------
Net assets at end of
  period..................... $224,675,515  212,938,060   253,478,621   362,964,711  127,243,796   132,429,856
                              ============  ===========  ============  ============  ===========   ===========
Changes in units
  (note 5):
   Units purchased...........    4,018,004    5,244,270    62,876,505    10,051,981    4,489,260     5,554,672
   Units redeemed............   (4,932,022)  (3,728,924)  (72,139,803)  (31,656,024)  (5,871,609)   (1,080,923)
                              ------------  -----------  ------------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (914,018)   1,515,346    (9,263,298)  (21,604,043)  (1,382,349)    4,473,749
                              ============  ===========  ============  ============  ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              --------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              --------------------------  ------------------------  --------------------------
                                     Year ended                  Year ended                Year ended
                                    December 31,                December 31,              December 31,
                              --------------------------  ------------------------  --------------------------
                                  2004          2003          2004         2003         2004          2003
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  4,941,453    1,632,320       577,383     (313,550)   4,347,188      (759,871)
   Net realized gain
     (loss) on
     investments.............    5,629,540    2,946,152       161,362  (47,389,162)   4,983,828           889
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,231,361   13,185,479    43,542,840  158,355,697       66,760    13,296,441
   Capital gain
     distributions...........    9,845,407    3,906,271            --           --    2,108,850            --
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   29,647,761   21,670,222    44,281,585  110,652,985   11,506,626    12,537,459
                              ------------   ----------   -----------  -----------   -----------   ----------
From capital
  transactions:
   Net premiums..............    8,395,843    4,113,838    25,883,934   41,682,707   11,637,789    13,589,801
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (846,153)    (737,360)   (5,704,950)  (4,995,899)    (243,452)     (641,594)
     Surrenders..............  (14,270,178)  (8,575,725)  (65,453,911) (43,962,616)  (7,051,220)   (3,472,568)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,462)     (89,847)     (774,616)    (652,166)    (143,353)      (73,408)
     Capital contribution....           --           --            --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............    2,364,087      832,418     6,752,613    6,990,928    3,692,717     6,008,326
     Transfers (to) from
       other subaccounts.....   19,145,794    8,295,054   (14,746,936)  24,084,057   14,417,994     8,554,997
                              ------------   ----------   -----------  -----------   -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   14,657,931    3,838,378   (54,043,866)  23,147,011   22,310,475    23,965,554
                              ------------   ----------   -----------  -----------   -----------   ----------
Increase (decrease) in
  net assets.................   44,305,692   25,508,600    (9,762,281) 133,799,996   33,817,101    36,503,013
Net assets at beginning
  of year....................   93,075,661   67,567,061   553,058,780  419,258,784   75,481,324    38,978,311
                              ------------   ----------   -----------  -----------   -----------   ----------
Net assets at end of
  period..................... $137,381,353   93,075,661   543,296,499  553,058,780  109,298,425    75,481,324
                              ============   ==========   ===========  ===========   ===========   ==========
Changes in units
  (note 5):
   Units purchased...........    3,816,709    1,181,243    11,638,126   19,037,352    5,125,500     2,579,990
   Units redeemed............   (2,738,070)    (841,352)  (13,354,120) (13,003,634)  (3,447,411)     (383,754)
                              ------------   ----------   -----------  -----------   -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,078,639      339,891    (1,715,994)   6,033,718    1,678,089     2,196,236
                              ============   ==========   ===========  ===========   ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                                      Year ended                Year ended               Year ended
                                     December 31,              December 31,             December 31,
                              -------------------------  ------------------------  ----------------------
                                  2004          2003         2004         2003        2004        2003
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    940,945      311,074     (219,057)    (436,288)    (93,453)     (7,925)
   Net realized gain
     (loss) on
     investments.............    3,411,934   (1,807,460)   1,357,242   (4,360,761)    631,327    (179,926)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,713,038   26,987,569    5,088,086   22,237,895   1,949,212   4,879,388
   Capital gain
     distributions...........    4,810,827           --           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   28,876,744   25,491,183    6,226,271   17,440,846   2,487,086   4,691,537
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  199,929,428   46,567,782    7,022,475   10,229,408   5,065,634   7,420,928
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (984,635)  (1,236,936)    (980,771)    (693,361)   (176,997)   (296,252)
     Surrenders..............  (26,644,274) (12,548,400)  (9,776,150)  (7,114,253) (1,938,590) (1,623,380)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (291,530)    (133,719)    (149,273)    (115,627)    (56,649)    (32,911)
     Capital contribution....           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   52,912,997   28,714,399    1,189,045    2,466,894     617,075   2,080,232
     Transfers (to) from
       other subaccounts.....   26,128,668   24,310,941   (5,153,999)   1,896,648     653,130    (537,694)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  251,050,654   85,674,067   (7,848,673)   6,669,709   4,163,603   7,010,923
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  279,927,398  111,165,250   (1,622,402)  24,110,555   6,650,689  11,702,460
Net assets at beginning
  of year....................  219,281,916  108,116,666  103,409,596   79,299,041  27,903,530  16,201,070
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   30,481,718    9,680,431    2,561,195    1,718,284   1,122,477   1,180,310
   Units redeemed............   (6,606,666)  (1,353,600)  (3,380,541)    (935,597)   (724,973)   (309,357)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   23,875,052    8,326,831     (819,346)     782,687     397,504     870,953
                              ============  ===========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Goldman Sachs Variable Insurance Trust       Greenwich Street Series Fund
                                 -------------------------------------------------  ---------------------------
                                      Goldman Sachs             Goldman Sachs       Salomon Brothers Variable
                                    Growth and Income           Mid Cap Value       Aggressive Growth Fund --
                                           Fund                     Fund                    Class II
                                 -----------------------  ------------------------  ---------------------------
                                                                                                   Period from
                                        Year ended               Year ended                           May 1,
                                       December 31,             December 31,         Year ended      2003 to
                                 -----------------------  ------------------------  December 31,   December 31,
                                     2004        2003         2004         2003         2004           2003
                                 -----------  ----------  -----------  -----------  ------------   ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $   102,647     (11,177)   5,246,445     (798,782)    (66,476)       (15,161)
   Net realized gain
     (loss) on
     investments................   1,013,277    (508,336)  11,043,349    5,486,781      53,414        105,500
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   3,241,395   4,377,331   10,142,800   26,662,384     308,717        170,701
   Capital gain
     distributions..............          --          --    9,752,987    1,627,201          --             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         operations.............   4,357,319   3,857,818   36,185,581   32,977,584     295,655        261,040
                                 -----------  ----------  -----------  -----------   ---------      ---------
From capital
  transactions:
   Net premiums.................      58,950      82,454      305,754      329,445   2,355,957        754,308
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............     (62,687)    (41,269)    (709,801)  (1,316,469)    (41,744)            --
     Surrenders.................  (2,722,654) (1,978,616) (18,858,008) (15,047,721)   (213,913)       (74,084)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (25,113)    (21,736)    (180,804)    (188,385)     (5,744)          (572)
     Capital contribution.......          --          --           --           --          --             --
     Transfers (to) from
       the Guarantee
       Account..................     366,245     307,602      459,415   (1,463,994)    326,687        139,572
     Transfers (to) from
       other subaccounts........  10,719,073   1,997,780   16,413,725   (7,206,926)    851,624      1,249,655
                                 -----------  ----------  -----------  -----------   ---------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   8,333,814     346,215   (2,569,719) (24,894,050)  3,272,867      2,068,879
                                 -----------  ----------  -----------  -----------   ---------      ---------
Increase (decrease) in
  net assets....................  12,691,133   4,204,033   33,615,862    8,083,534   3,568,522      2,329,919
Net assets at beginning
  of year.......................  22,304,366  18,100,333  158,040,259  149,956,725   2,329,919             --
                                 -----------  ----------  -----------  -----------   ---------      ---------
Net assets at end of
  period........................ $34,995,499  22,304,366  191,656,121  158,040,259   5,898,441      2,329,919
                                 ===========  ==========  ===========  ===========   =========      =========
Changes in units
  (note 5):
   Units purchased..............   1,835,294     108,875    3,994,282       30,789     417,557        192,078
   Units redeemed...............    (951,568)    (93,102)  (4,243,688)  (2,098,584)   (152,993)        (6,690)
                                 -----------  ----------  -----------  -----------   ---------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................     883,726      15,773     (249,406)  (2,067,795)    264,564        185,388
                                 ===========  ==========  ===========  ===========   =========      =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                            Janus Aspen Series
                              -----------------------------------------------------------------------------
                                                                                     Capital Appreciation
                                Balanced Portfolio --      Balanced Portfolio --         Portfolio --
                                 Institutional Shares         Service Shares         Institutional Shares
                              -------------------------  ------------------------  ------------------------
                                      Year ended                Year ended                Year ended
                                     December 31,              December 31,              December 31,
                              -------------------------  ------------------------  ------------------------
                                  2004          2003         2004         2003         2004         2003
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,490,727    3,064,724      810,148      384,453   (1,780,177)  (1,571,214)
   Net realized gain
     (loss) on
     investments.............      (33,278) (16,074,600)   1,718,059     (413,469)  (6,349,657) (36,132,244)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   20,696,455   61,535,869    5,355,519   12,238,875   29,954,685   64,861,360
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   23,153,904   48,525,993    7,883,726   12,209,859   21,824,851   27,157,902
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      786,842    1,438,780   13,785,960   31,521,852      266,224      497,050
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........   (4,709,927)  (4,475,542)  (1,281,317)  (1,589,434)    (949,881)  (1,689,658)
     Surrenders..............  (50,307,835) (45,324,311)  (8,570,939)  (5,902,956) (16,668,793) (12,835,885)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (436,787)    (539,055)    (195,221)    (134,953)    (203,516)    (242,140)
     Capital contribution....           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   (3,684,775)  (8,974,164)   2,398,174    5,270,414   (1,206,758)  (2,604,404)
     Transfers (to) from
       other subaccounts.....  (25,581,869) (26,551,425)  (6,005,852)  (5,353,521) (11,485,758) (21,347,817)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (83,934,351) (84,425,717)     130,805   23,811,402  (30,248,482) (38,222,854)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (60,780,447) (35,899,724)   8,014,531   36,021,261   (8,423,631) (11,064,952)
Net assets at beginning
  of year....................  401,874,615  437,774,339  118,007,229   81,985,968  158,146,066  169,211,018
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $341,094,168  401,874,615  126,021,760  118,007,229  149,722,435  158,146,066
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........    2,636,754       92,184    2,976,298    4,490,699    1,624,620       41,733
   Units redeemed............   (7,296,856)  (5,501,487)  (3,047,635)  (1,740,618)  (3,758,674)  (3,250,998)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   (4,660,102)  (5,409,303)     (71,337)   2,750,081   (2,134,054)  (3,209,265)
                              ============  ===========  ===========  ===========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                              ----------------------------------------------------------------
                                Capital Appreciation    Core Equity        Flexible Income
                                    Portfolio --        Portfolio --        Portfolio --
                                      Service          Institutional        Institutional
                                       Shares              Shares              Shares
                              -----------------------  -------------  ------------------------
                                     Year ended          Year ended          Year ended
                                    December 31,        December 31,        December 31,
                              -----------------------  -------------  ------------------------
                                  2004        2003      2004   2003       2004         2003
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (339,147)   (255,419)   (28)    (15)   2,469,989    2,777,766
   Net realized gain
     (loss) on
     investments.............     359,195  (1,598,692)     4    (130)      90,887    3,102,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,387,633   5,163,850    650     687   (1,635,540)  (1,204,733)
   Capital gain
     distributions...........          --          --     --      --      495,170           --
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,407,681   3,309,739    626     542    1,420,506    4,676,019
                              -----------  ----------  -----  ------  -----------  -----------
From capital
  transactions:
   Net premiums..............   2,324,630   3,276,861     --     205      117,385      363,524
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (146,911)   (194,922)    --      --     (430,458)  (1,396,734)
     Surrenders..............  (1,543,127) (1,697,501)    --      --  (10,291,640) (14,185,905)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,661)    (26,844)    --      --      (72,013)    (101,242)
     Capital contribution....          --          --     --      --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     417,012   1,194,127     (1) (1,525)  (1,750,011)  (5,490,780)
     Transfers (to) from
       other subaccounts.....  (1,768,903) (2,167,196) 2,646   1,504  (10,711,430) (11,320,881)
                              -----------  ----------  -----  ------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (745,960)    384,525  2,645     184  (23,138,167) (32,132,018)
                              -----------  ----------  -----  ------  -----------  -----------
Increase (decrease) in
  net assets.................   2,661,721   3,694,264  3,271     726  (21,717,661) (27,455,999)
Net assets at beginning
  of year....................  21,935,902  18,241,638  2,953   2,227   76,430,894  103,886,893
                              -----------  ----------  -----  ------  -----------  -----------
Net assets at end of
  period..................... $24,597,623  21,935,902  6,224   2,953   54,713,233   76,430,894
                              ===========  ==========  =====  ======  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........     665,652       5,290    330     261    1,239,943       24,423
   Units redeemed............    (864,878)     (4,835)   (16)   (233)  (2,718,785)  (2,183,242)
                              -----------  ----------  -----  ------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (199,226)        455    314      28   (1,478,842)  (2,158,819)
                              ===========  ==========  =====  ======  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                    Janus Aspen Series (continued)
                              -------------------------------------------------------------------------
                                Global Life Sciences      Global Technology
                                    Portfolio --            Portfolio --          Growth Portfolio --
                                   Service Shares          Service Shares        Institutional Shares
                              -----------------------  ----------------------  ------------------------
                                     Year ended              Year ended               Year ended
                                    December 31,            December 31,             December 31,
                              -----------------------  ----------------------  ------------------------
                                  2004        2003        2004        2003         2004         2003
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,277)   (221,670)   (297,054)   (210,408)  (2,753,711)  (3,128,772)
   Net realized gain
     (loss) on
     investments.............     631,411  (2,111,851)   (770,771) (5,562,604) (12,034,080) (52,859,279)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,112,733   5,642,778     (19,532) 10,882,379   19,403,215  117,113,119
   Capital gain
     distributions...........          --          --          --          --           --           --
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,495,867   3,309,257  (1,087,357)  5,109,367    4,615,424   61,125,068
                              -----------  ----------  ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............     136,569     336,995   1,053,178     355,170      204,723      979,900
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (123,892)   (327,793)    (94,173)    (89,828)  (1,578,531)  (1,930,774)
     Surrenders..............  (1,847,731) (1,784,432) (2,679,737) (1,744,347) (27,831,504) (28,536,349)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (23,830)    (23,729)    (40,866)    (23,379)    (301,333)    (376,802)
     Capital contribution....          --          --          --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     139,625     (72,508)    140,492     697,655   (1,919,992)  (5,089,081)
     Transfers (to) from
       other subaccounts.....     112,692    (612,295) (4,239,576)  7,253,273  (20,314,959) (21,000,773)
                              -----------  ----------  ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,606,567) (2,483,762) (5,860,682)  6,448,544  (51,741,596) (55,953,879)
                              -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................    (110,700)    825,495  (6,948,039) 11,557,911  (47,126,172)   5,171,189
Net assets at beginning
  of year....................  15,343,549  14,518,054  22,874,235  11,316,324  243,704,460  238,533,271
                              -----------  ----------  ----------  ----------  -----------  -----------
Net assets at end of
  period..................... $15,232,849  15,343,549  15,926,196  22,874,235  196,578,288  243,704,460
                              ===========  ==========  ==========  ==========  ===========  ===========
Changes in units
  (note 5):
   Units purchased...........   1,428,385      45,930   3,741,124   2,396,071    1,865,936       80,837
   Units redeemed............  (1,655,044)   (384,451) (5,679,312)   (538,859)  (5,474,276)  (4,696,770)
                              -----------  ----------  ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (226,659)   (338,521) (1,938,188)  1,857,212   (3,608,340)  (4,615,933)
                              ===========  ==========  ==========  ==========  ===========  ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                       Janus Aspen Series (continued)
                                 -------------------------------------------------------------------------
                                          Growth            International Growth     International Growth
                                       Portfolio --             Portfolio --             Portfolio --
                                      Service Shares        Institutional Shares        Service Shares
                                 -----------------------  ------------------------  ----------------------
                                        Year ended               Year ended               Year ended
                                       December 31,             December 31,             December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2004        2003         2004         2003        2004        2003
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (279,819)   (268,091)    (511,235)    (182,541)   (167,699)    (77,971)
   Net realized gain
     (loss) on
     investments................    (428,340) (2,547,271)   3,160,892  (12,495,460)  1,719,974   3,101,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     940,240   7,296,628   11,621,055   38,222,502   2,268,702   4,835,337
   Capital gain
     distributions..............          --          --           --           --          --          --
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     232,081   4,481,266   14,270,712   25,544,501   3,820,977   7,859,200
                                 -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums.................     100,237     917,553      264,144      220,470   4,417,991   4,385,717
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits.............    (208,483)   (238,036)    (459,653)    (605,205)   (532,454)   (178,982)
     Surrenders.................  (1,856,620) (1,457,229) (12,334,826)  (9,788,903) (1,528,153) (1,307,228)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,702)    (28,564)    (109,487)    (115,532)    (35,563)    (23,491)
     Capital contribution.......          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account..................      70,800      98,485     (711,956)  (1,016,738)    391,916   1,065,571
     Transfers (to) from
       other subaccounts........  (1,589,141)   (875,444)  (1,286,553)  (9,733,391) (3,411,847) (2,291,493)
                                 -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (3,504,909) (1,583,235) (14,638,331) (21,039,299)   (698,110)  1,650,094
                                 -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets....................  (3,272,828)  2,898,031     (367,619)   4,505,202   3,122,867   9,509,294
Net assets at beginning
  of year.......................  19,784,309  16,886,278   96,519,163   92,013,961  22,857,374  13,348,080
                                 -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period........................ $16,511,481  19,784,309   96,151,544   96,519,163  25,980,241  22,857,374
                                 ===========  ==========  ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased..............     601,773     219,586    2,174,109       18,417   6,441,537   2,293,339
   Units redeemed...............  (1,223,314)   (556,187)  (3,114,255)  (1,775,979) (6,723,620) (1,599,151)
                                 -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003...................    (621,541)   (336,601)    (940,146)  (1,757,562)   (282,083)    694,188
                                 ===========  ==========  ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                           Janus Aspen Series (continued)
                                    ------------------------------------------------------------------------------------
                                    Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                       Institutional Shares          Service Shares           Institutional Shares
                                    --------------------------  --------------------------  ----------------------------
                                      Year ended December 31,   Year ended December 31,      Year ended December 31,
                                    --------------------------  --------------------------  ----------------------------
                                        2004          2003         2004          2003           2004           2003
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)..................... $ (1,918,946)   (1,842,365)   (216,681)     (184,244)    (1,129,141)      (873,143)
   Net realized gain
     (loss) on
     investments...................  (17,151,565) (107,125,873)    135,723    (1,263,523)   (18,838,312)   (65,238,753)
   Change in unrealized
     appreciation
     (depreciation) on
     investments...................   41,941,739   145,894,301   2,452,204     4,865,717     26,250,152    121,705,488
   Capital gain
     distributions.................           --            --          --            --             --             --
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations................   22,871,228    36,926,063   2,371,246     3,417,950      6,282,699     55,593,592
                                    ------------  ------------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums....................      265,500       580,508     225,828       545,775        523,775        873,384
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits................     (812,799)   (1,237,618)    (85,377)      (46,466)    (1,885,350)    (2,524,468)
     Surrenders....................  (15,079,428)  (12,807,058)   (930,722)     (852,214)   (38,370,706)   (36,943,233)
     Cost of insurance
       and
       administrative
       expense (note 4a)...........     (196,960)     (210,373)    (18,871)      (19,255)      (320,119)      (406,174)
     Capital contribution..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account.....................     (234,813)     (904,876)    197,738       299,293     (1,917,954)    (4,918,259)
     Transfers (to) from
       other subaccounts...........  (10,221,557)   (6,319,476)    232,832      (394,979)   (22,243,255)   (42,272,061)
                                    ------------  ------------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note 5).....  (26,280,057)  (20,898,893)   (378,572)     (467,846)   (64,213,609)   (86,190,811)
                                    ------------  ------------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.......................   (3,408,829)   16,027,170   1,992,674     2,950,104    (57,930,910)   (30,597,219)
Net assets at beginning
  of year..........................  139,995,112   123,967,942  13,557,716    10,607,612    283,626,677    314,223,896
                                    ------------  ------------   ----------    ----------    -----------    -----------
Net assets at end of
  period........................... $136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                                    ============  ============   ==========    ==========    ===========    ===========
Changes in units
  (note 5):
   Units purchased.................    1,381,995        45,716     809,695       290,833      1,518,160         52,004
   Units redeemed..................   (3,188,666)   (1,691,522)   (926,663)     (451,844)    (4,845,916)    (5,184,096)
                                    ------------  ------------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003......................   (1,806,671)   (1,645,806)   (116,968)     (161,011)    (3,327,756)    (5,132,092)
                                    ============  ============   ==========    ==========    ===========    ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Janus Aspen Series (continued) J.P. Morgan Series Trust II
                              -----------------------------  ---------------------------
                                  Worldwide Growth                           International
                                    Portfolio --                                Equity
                                   Service Shares            Bond Portfolio   Portfolio
                              -----------------------------  --------------  -----------
                                     Year ended                Year ended     Year ended
                                    December 31,              December 31,   December 31,
                              -----------------------------  --------------  -----------
                                  2004           2003         2004    2003    2004    2003
                               -----------     ----------    ------  ------  ------   ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (150,931)      (157,434)     1,540     496      (4)   (2)
   Net realized gain
     (loss) on
     investments.............      68,401     (2,222,890)       (68)    (53)    134     3
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     518,585      6,825,872       (724)   (437)    (11)   51
   Capital gain
     distributions...........          --             --        443     624      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         operations..........     436,055      4,445,548      1,191     630     119    52
                               -----------     ----------    ------  ------  ------   ---
From capital
  transactions:
   Net premiums..............     202,036      1,193,795     16,806  23,654   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (268,159)      (272,259)        --      --      --    --
     Surrenders..............  (1,756,349)    (1,264,169)        --  (3,916)     --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (24,595)       (32,443)       (96)     (9)     (1)   --
     Capital contribution....          --             --         --      --      --    --
     Transfers (to) from
       the Guarantee
       Account...............      84,946        761,299      1,727   7,549     (11)  253
     Transfers (to) from
       other subaccounts.....  (1,733,738)    (2,791,658)        --      --      --    --
                               -----------     ----------    ------  ------  ------   ---
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,495,859)    (2,405,435)    18,437  27,278   5,988   253
                               -----------     ----------    ------  ------  ------   ---
Increase (decrease) in
  net assets.................  (3,059,804)     2,040,113     19,628  27,908   6,107   305
Net assets at beginning
  of year....................  23,616,809     21,576,696     31,759   3,851     305    --
                               -----------     ----------    ------  ------  ------   ---
Net assets at end of
  period..................... $20,557,005     23,616,809     51,387  31,759   6,412   305
                               ===========     ==========    ======  ======  ======   ===
Changes in units
  (note 5):
   Units purchased...........     605,068        361,789      1,878   3,058   2,172    24
   Units redeemed............  (1,224,314)      (806,764)       (65)   (385) (1,769)   --
                               -----------     ----------    ------  ------  ------   ---
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (619,246)      (444,975)     1,813   2,673     403    24
                               ===========     ==========    ======  ======  ======   ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              J.P. Morgan Series Trust II (continued)
                              ---------------------------------------------
                                                             U.S. Large Cap
                               Mid Cap Value   Small Company Core Equity
                                 Portfolio      Portfolio    Portfolio
                              ---------------  ------------- --------------
                                 Year ended    Year ended    Year ended
                                December 31,   December 31,  December 31,
                              ---------------  ------------- --------------
                                2004    2003    2004   2003  2004    2003
                              -------  ------  -----   ----   -----  ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (158)   (171)   (19)   --      --    --
   Net realized gain
     (loss) on
     investments.............   6,268     985      4    --      --    --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,373)  3,794    312    --      --    --
   Capital gain
     distributions...........      23      --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         operations..........   3,760   4,608    297    --      --    --
                              -------  ------  -----    --    -----   --
From capital
  transactions:
   Net premiums..............  23,965  12,980  7,206    --   6,000    --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --      --     --    --      --    --
     Surrenders..............      --  (4,645)    --    --      --    --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)    (11)   (16)   --      --    --
     Capital contribution....      --      --     --    --      --    --
     Transfers (to) from
       the Guarantee
       Account...............    (439)     36     92    --      --    --
     Transfers (to) from
       other subaccounts.....    (189)     --     --    --      --    --
                              -------  ------  -----    --    -----   --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  23,312   8,360  7,282    --   6,000    --
                              -------  ------  -----    --    -----   --
Increase (decrease) in
  net assets.................  27,072  12,968  7,579    --   6,000    --
Net assets at beginning
  of year....................  16,709   3,741     --    --      --    --
                              -------  ------  -----    --    -----   --
Net assets at end of
  period..................... $43,781  16,709  7,579    --   6,000    --
                              =======  ======  =====    ==    =====   ==
Changes in units
  (note 5):
   Units purchased...........   6,431   1,432    469    --     449    --
   Units redeemed............  (4,886)   (512)    (1)   --      --    --
                              -------  ------  -----    --    -----   --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,545     920    468    --     449    --
                              =======  ======  =====    ==    =====   ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                                                        MFS(R) Variable
                                    Merrill Lynch Variable Series Fund, Inc.            Insurance Trust
                              ----------------------------------------------------  ----------------------
                               Merrill Lynch    Merrill Lynch      Merrill Lynch
                                Basic Value    Large Cap Growth Value Opportunities    MFS(R) Investors
                                V.I. Fund --     V.I. Fund --      V.I. Fund --     Growth Stock Series --
                              Class III Shares Class III Shares  Class III Shares    Service Class Shares
                              ---------------- ---------------- ------------------- ----------------------
                                                                                          Year ended
                                      Period from April 30, to December 31,              December 31,
                              ----------------------------------------------------  ----------------------
                                    2004             2004              2004            2004        2003
                              ---------------- ---------------- ------------------- ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $   14,978         (2,197)             89,749        (399,687)   (316,005)
   Net realized gain
     (loss) on
     investments.............         7,850         18,187               6,673         (10,388) (1,581,632)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............       145,944         34,315            (242,448)      2,224,980   5,732,067
   Capital gain
     distributions...........         3,945             --             254,217              --          --
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........       172,717         50,305             108,191       1,814,905   3,834,430
                                 ----------        -------           ---------      ----------  ----------
From capital
  transactions:
   Net premiums..............     1,554,556        244,820             704,302       3,341,140   4,891,595
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........            --             --                  --        (232,027)   (136,402)
     Surrenders..............        (8,531)        (3,347)             (2,412)     (2,005,156) (1,210,407)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (509)          (319)               (532)        (38,159)    (28,905)
     Capital contribution....            --             --                  --              --          --
     Transfers (to) from
       the Guarantee
       Account...............         5,595         10,141              21,461         484,361   1,696,128
     Transfers (to) from
       other subaccounts.....       912,342         74,467             519,413      (2,355,808)   (292,666)
                                 ----------        -------           ---------      ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     2,463,453        325,762           1,242,232        (805,649)  4,919,343
                                 ----------        -------           ---------      ----------  ----------
Increase (decrease) in
  net assets.................     2,636,170        376,067           1,350,423       1,009,256   8,753,773
Net assets at beginning
  of year....................            --             --                  --      25,999,088  17,245,315
                                 ----------        -------           ---------      ----------  ----------
Net assets at end of
  period.....................    $2,636,170        376,067           1,350,423      27,008,344  25,999,088
                                 ==========        =======           =========      ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       334,427         72,923             166,058         937,192     968,092
   Units redeemed............       (91,856)       (38,276)            (45,553)     (1,277,708)   (245,175)
                                 ----------        -------           ---------      ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................       242,571         34,647             120,505        (340,516)    722,917
                                 ==========        =======           =========      ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     MFS(R) Variable Insurance Trust (continued)
                              ------------------------------------------------------------------------
                               MFS(R) Investors Trust   MFS(R) New Discovery   MFS(R) Strategic Income
                                 Series -- Service        Series -- Service    Series -- Service
                                    Class Shares            Class Shares       Class Shares
                              -----------------------  ----------------------  -----------------------
                                     Year ended              Year ended        Year ended
                                    December 31,            December 31,       December 31,
                              -----------------------  ----------------------  -----------------------
                                  2004        2003        2004        2003     2004        2003
                              -----------  ----------  ----------  ----------  ----        ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (236,244)   (180,151)   (679,289)   (430,847)  --          --
   Net realized gain
     (loss) on
     investments.............     215,751    (442,323)  1,128,909      17,066   --          --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,918,019   3,758,246     980,456   7,603,890   --          --
   Capital gain
     distributions...........          --          --          --          --   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         operations..........   1,897,526   3,135,772   1,430,076   7,190,109   --          --
                              -----------  ----------  ----------  ----------   --          --
From capital
  transactions:
   Net premiums..............   1,821,423   3,581,369   4,503,571   7,933,349   --          --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (232,008)   (262,223)   (453,532)   (197,059)  --          --
     Surrenders..............  (1,460,433)   (956,581) (4,109,768) (2,682,639)  --          --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (34,461)    (29,083)    (74,082)    (38,023)  --          --
     Capital contribution....          --          --          --          --   --          --
     Transfers (to) from
       the Guarantee
       Account...............     561,572   1,851,636     912,172   2,724,695   --          --
     Transfers (to) from
       other subaccounts.....    (840,113)    173,932  (8,320,907) 16,618,353   --          --
                              -----------  ----------  ----------  ----------   --          --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (184,020)  4,359,050  (7,542,546) 24,358,676   --          --
                              -----------  ----------  ----------  ----------   --          --
Increase (decrease) in
  net assets.................   1,713,506   7,494,822  (6,112,470) 31,548,785   --          --
Net assets at beginning
  of year....................  20,574,145  13,079,323  48,193,193  16,644,408   --          --
                              -----------  ----------  ----------  ----------   --          --
Net assets at end of
  period..................... $22,287,651  20,574,145  42,080,723  48,193,193   --          --
                              ===========  ==========  ==========  ==========   ==          ==
Changes in units
  (note 5):
   Units purchased...........     477,097     760,339   2,463,195   3,288,202   --          --
   Units redeemed............    (552,825)   (169,222) (3,542,529)   (351,735)  --          --
                              -----------  ----------  ----------  ----------   --          --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (75,728)    591,117  (1,079,334)  2,936,467   --          --
                              ===========  ==========  ==========  ==========   ==          ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------
                               MFS(R) Total
                              Return Series --        MFS(R) Utilities Series --
                              Service Class Shares     Service Class Shares
                              ---------------------   ------------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   ------------------------
                                2004         2003        2004          2003
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     3          115      (101,673)      102,597
   Net realized gain
     (loss) on
     investments.............      80           21     1,510,137      (916,779)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,576        3,712     6,923,010     6,765,881
   Capital gain
     distributions...........      --           --            --            --
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,659        3,848     8,331,474     5,951,699
                               -------       ------   ----------    ----------
From capital
  transactions:
   Net premiums..............   1,206       23,500     3,391,900     4,156,674
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --      (283,401)     (460,260)
     Surrenders..............      --           --    (2,714,188)   (1,215,530)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (81)          --       (47,330)      (28,711)
     Capital contribution....      --           --            --            --
     Transfers (to) from
       the Guarantee
       Account...............      77           11       647,529     1,096,332
     Transfers (to) from
       other subaccounts.....     (21)          --     2,036,063     1,968,531
                               -------       ------   ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,181       23,511     3,030,573     5,517,036
                               -------       ------   ----------    ----------
Increase (decrease) in
  net assets.................   3,840       27,359    11,362,047    11,468,735
Net assets at beginning
  of year....................  27,359           --    27,422,921    15,954,186
                               -------       ------   ----------    ----------
Net assets at end of
  period..................... $31,199       27,359    38,784,968    27,422,921
                               =======       ======   ==========    ==========
Changes in units
  (note 5):
   Units purchased...........     116        2,387     2,063,558       945,964
   Units redeemed............     (11)          --    (1,789,134)     (223,448)
                               -------       ------   ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     105        2,387       274,424       722,516
                               =======       ======   ==========    ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                        Nations Separate Account Trust
                              ----------------------------------------------------
                                                             Nations Marsico
                                   Nations Marsico      International Opportunities
                                  Growth Portfolio              Portfolio
                              ------------------------  --------------------------
                                           Period from                Period from
                                              May 1,                     May 1,
                               Year ended    2003 to     Year ended     2003 to
                              December 31, December 31, December 31,  December 31,
                                  2004         2003         2004          2003
                              ------------ ------------ ------------  ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (389,917)     (65,786)    (206,120)     (27,423)
   Net realized gain
     (loss) on
     investments.............     501,022      105,009      730,355      191,396
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,371,401      939,883    2,982,227      754,103
   Capital gain
     distributions...........          --           --       52,035           --
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   3,482,506      979,106    3,558,497      918,076
                              -----------   ----------   ----------    ---------
From capital
  transactions:
   Net premiums..............  11,972,993    7,515,564   12,291,217    2,848,824
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (102,427)      (7,122)    (215,781)      (5,602)
     Surrenders..............    (969,326)     (78,641)  (1,083,203)     (28,541)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,522)      (2,211)     (32,687)      (1,074)
     Capital contribution....          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,606,719    1,451,247    2,425,867      823,009
     Transfers (to) from
       other subaccounts.....   2,764,073    5,632,644    8,846,168    4,175,307
                              -----------   ----------   ----------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,222,510   14,511,481   22,231,581    7,811,923
                              -----------   ----------   ----------    ---------
Increase (decrease) in
  net assets.................  19,705,016   15,490,587   25,790,078    8,729,999
Net assets at beginning
  of year....................  15,490,587           --    8,729,999           --
                              -----------   ----------   ----------    ---------
Net assets at end of
  period..................... $35,195,603   15,490,587   34,520,077    8,729,999
                              ===========   ==========   ==========    =========
Changes in units
  (note 5):
   Units purchased...........   2,311,759    1,270,755    3,033,124      655,203
   Units redeemed............    (972,084)     (16,831)  (1,363,223)      (2,940)
                              -----------   ----------   ----------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   1,339,675    1,253,924    1,669,901      652,263
                              ===========   ==========   ==========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                 Oppenheimer Variable Account Funds
                              -----------------------------------------------------------------------------
                                                            Oppenheimer Aggressive
                              Oppenheimer Aggressive Growth   Growth Fund/VA --       Oppenheimer Balanced
                                       Fund/VA                 Service Shares               Fund/VA
                              ----------------------------  ----------------------  -----------------------
                               Year ended December 31,      Year ended December 31, Year ended December 31,
                              ----------------------------  ----------------------  -----------------------
                                  2004            2003         2004        2003         2004        2003
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,419,315)    (1,432,640)    (61,847)     (9,255)     (290,902)  1,156,603
   Net realized gain
     (loss) on
     investments.............   (5,323,519)   (46,670,609)    115,684      16,228     1,616,659  (2,654,977)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   23,748,494     70,135,856     629,593      48,911     5,166,701  15,883,735
   Capital gain
     distributions...........           --             --          --          --            --          --
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   17,005,660     22,032,607     683,430      55,884     6,492,458  14,385,361
                               ------------   -----------   ---------   ---------   -----------  ----------
From capital
  transactions:
   Net premiums..............       86,822        790,710   1,258,379   1,855,247       138,698     455,803
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (642,781)      (760,971)    (42,359)    (27,633)     (638,372)   (656,797)
     Surrenders..............  (15,734,391)   (14,128,996)   (351,731)    (25,593)  (12,139,595) (8,963,484)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (127,568)      (157,153)     (7,526)       (139)      (84,433)    (97,860)
     Capital contribution....           --             --          --          --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      (22,333)    (1,484,201)    259,356     136,583        84,573  (1,271,305)
     Transfers (to) from
       other subaccounts.....   (5,513,482)    (3,116,371)  1,161,165     656,951     9,887,898   3,155,117
                               ------------   -----------   ---------   ---------   -----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (21,953,733)   (18,856,982)  2,277,284   2,595,416    (2,751,231) (7,378,526)
                               ------------   -----------   ---------   ---------   -----------  ----------
Increase (decrease) in
  net assets.................   (4,948,073)     3,175,625   2,960,714   2,651,300     3,741,227   7,006,835
Net assets at beginning
  of year....................  108,383,130    105,207,505   2,651,300          --    77,463,428  70,456,593
                               ------------   -----------   ---------   ---------   -----------  ----------
Net assets at end of
  period..................... $103,435,057    108,383,130   5,612,014   2,651,300    81,204,655  77,463,428
                               ============   ===========   =========   =========   ===========  ==========
Changes in units
  (note 5):
   Units purchased...........      632,070         33,579     380,933     225,667     1,075,230     207,744
   Units redeemed............   (1,433,475)      (834,374)   (202,630)     (4,547)   (1,018,468)   (632,246)
                               ------------   -----------   ---------   ---------   -----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (801,405)      (800,795)    178,303     221,120        56,762    (424,502)
                               ============   ===========   =========   =========   ===========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                   Oppenheimer Variable Account Funds (continued)
                              ----------------------------------------------------------------------------------------
                               Oppenheimer                                                        Oppenheimer Capital
                                 Balanced                                 Oppenheimer Capital         Appreciation
                                Fund/VA --       Oppenheimer Bond            Appreciation              Fund/VA --
                              Service Shares          Fund/VA                   Fund/VA              Service Shares
                              -------------- ------------------------  ------------------------  ---------------------
                               Period from          Year ended                Year ended               Year ended
                               April 30, to        December 31,              December 31,             December 31,
                               December 31,  ------------------------  ------------------------  ---------------------
                                   2004          2004         2003         2004         2003        2004        2003
                              -------------- -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
   Net investment income
     (expense)...............   $  (34,514)    3,257,789    5,783,153   (1,944,758)  (1,715,965)   (139,874)   (30,380)
   Net realized gain
     (loss) on
     investments.............       14,024       246,997      994,550    1,203,001  (17,481,761)    174,624     65,638
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      557,213       (42,183)    (401,178)   9,727,639   62,718,810     605,023    544,217
   Capital gain
     distributions...........           --            --           --           --           --          --         --
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        operations...........      536,723     3,462,603    6,376,525    8,985,882   43,521,084     639,773    579,475
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
From capital
 transactions:
   Net premiums..............    4,937,774        96,681      336,346      651,660      732,373   4,073,409  3,572,773
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........           --    (1,383,713)  (1,190,649)  (1,646,758)  (1,181,374)    (19,121)   (42,740)
     Surrenders..............      (33,819)  (15,720,005) (17,991,802) (24,485,138) (18,866,152)   (555,586)  (155,783)
     Cost of insurance
      and administrative
      expense (note 4a)......       (1,085)     (105,875)    (151,454)    (212,857)    (232,524)    (21,145)    (1,329)
     Capital contribution....           --            --           --           --           --          --         --
     Transfers (to) from
      the Guarantee
      Account................      106,053    (1,772,830)  (3,500,030)     (92,196)  (1,117,118)    663,340    342,200
     Transfers (to) from
      other subaccounts......    3,833,505    (6,126,189) (11,552,432)  (1,830,751)      72,692   1,908,358  2,480,717
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
      Increase
        (decrease) in
        net assets from
        capital
        transactions
        (note 5).............    8,842,428   (25,011,931) (34,050,021) (27,616,040) (20,592,103)  6,049,255  6,195,838
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Increase (decrease) in
 net assets..................    9,379,151   (21,549,328) (27,673,494) (18,630,158)  22,928,981   6,689,028  6,775,313
Net assets at beginning
 of year.....................           --   105,148,222  132,821,716  190,039,913  167,110,932   6,776,279        966
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
Net assets at end of
 period......................   $9,379,151    83,598,894  105,148,222  171,409,755  190,039,913  13,465,307  6,776,279
                                ==========   ===========  ===========  ===========  ===========  ==========  =========
Changes in units
 (note 5):
   Units purchased...........      914,555     1,009,881       17,560    1,654,058       32,848     834,669    562,975
   Units redeemed............      (56,266)   (2,239,302)  (1,795,165)  (2,417,838)    (873,045)   (332,657)   (17,592)
                                ----------   -----------  -----------  -----------  -----------  ----------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................      858,289    (1,229,421)  (1,777,605)    (763,780)    (840,197)    502,012    545,383
                                ==========   ===========  ===========  ===========  ===========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                            Oppenheimer Variable Account Funds (continued)
                              ------------------------------------------------------------------------------
                              Oppenheimer Global Securities                           Oppenheimer Main Street
                                     Fund/VA --              Oppenheimer High Income        Fund/VA --
                                   Service Shares                    Fund/VA              Service Shares
                              ----------------------------  ------------------------  ----------------------
                                     Year ended                    Year ended               Year ended
                                    December 31,                  December 31,             December 31,
                              ----------------------------  ------------------------  ----------------------
                                  2004           2003           2004         2003        2004        2003
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (373,890)     (456,540)     5,338,715    6,021,551    (480,777)   (318,989)
   Net realized gain
     (loss) on
     investments.............    4,042,632         6,406     (1,427,269)  (7,648,698)  1,128,440    (674,767)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,271,107    18,054,212      2,793,471   22,851,165   3,473,483  10,382,149
   Capital gain
     distributions...........           --            --             --           --          --          --
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   13,939,849    17,604,078      6,704,917   21,224,018   4,121,146   9,388,393
                               ------------    ----------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   12,939,658    14,376,562        204,683      323,516   5,780,847  11,400,665
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (456,952)     (747,213)    (1,658,565)  (1,061,454) (1,047,878)   (261,771)
     Surrenders..............   (5,353,027)   (1,915,065)   (17,861,103) (17,226,273) (3,297,804) (2,729,014)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (131,081)      (60,846)      (105,111)    (127,406)    (94,716)    (55,604)
     Capital contribution....           --            --             --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    1,887,908     3,991,066       (571,186)     706,375     969,916   4,123,014
     Transfers (to) from
       other subaccounts.....   10,965,469     3,752,107    (11,234,444)  11,539,009    (334,779)    200,917
                               ------------    ----------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   19,851,975    19,396,611    (31,225,726)  (5,846,233)  1,975,586  12,678,207
                               ------------    ----------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................   33,791,824    37,000,689    (24,520,809)  15,377,785   6,096,732  22,066,600
Net assets at beginning
  of year....................   69,507,798    32,507,109    114,409,559   99,031,774  52,551,095  30,484,495
                               ------------    ----------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $103,299,622    69,507,798     89,888,750  114,409,559  58,647,827  52,551,095
                               ============    ==========   ===========  ===========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........    4,459,070     2,770,156      1,844,187      227,632   1,550,711   2,112,321
   Units redeemed............   (2,651,932)     (341,029)    (3,346,701)    (333,300) (1,452,934)   (409,228)
                               ------------    ----------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    1,807,138     2,429,127     (1,502,514)    (105,668)     97,777   1,703,093
                               ============    ==========   ===========  ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               Oppenheimer Variable
                              Account Funds (continued)        PBHG Insurance Series Fund, Inc.
                              ------------------------  ----------------------------------------------
                              Oppenheimer Main Street
                               Small Cap Fund/VA --         PBHG Growth II       PBHG Large Cap Growth
                                  Service Shares               Portfolio               Portfolio
                              ------------------------  ----------------------  ----------------------
                              Year ended December 31,   Year ended December 31, Year ended December 31,
                              ------------------------  ----------------------  ----------------------
                                  2004         2003        2004        2003        2004        2003
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (248,987)    (38,426)    (170,549)   (195,692)   (254,453)   (262,616)
   Net realized gain
     (loss) on
     investments.............     482,893     244,204     (118,187) (1,883,145)   (381,930) (8,228,688)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,858,878     735,614      760,934   5,011,706   1,841,615  13,355,969
   Capital gain
     distributions...........          --          --           --          --          --          --
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,092,784     941,392      472,198   2,932,869   1,205,232   4,864,665
                              -----------   ---------   ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............   7,666,157   4,005,309       38,069       9,694      16,934      43,402
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (83,768)      1,423      (42,584)    (71,762)   (187,498)   (270,190)
     Surrenders..............    (769,273)   (189,507)  (1,899,271) (1,582,375) (3,071,025) (2,666,909)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (28,130)     (1,215)     (20,192)    (23,986)    (27,231)    (29,342)
     Capital contribution....          --          --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     997,648     564,551     (414,555)   (436,624)       (620)    (53,691)
     Transfers (to) from
       other subaccounts.....   5,159,551   3,295,672   (1,553,717) (1,201,053)   (977,370) (1,501,872)
                              -----------   ---------   ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,942,185   7,676,233   (3,892,250) (3,306,106) (4,246,810) (4,478,602)
                              -----------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  16,034,969   8,617,625   (3,420,052)   (373,237) (3,041,578)    386,063
Net assets at beginning
  of year....................   8,617,625          --   14,437,919  14,811,156  20,050,154  19,664,091
                              -----------   ---------   ----------  ----------  ----------  ----------
Net assets at end of
  period..................... $24,652,594   8,617,625   11,017,867  14,437,919  17,008,576  20,050,154
                              ===========   =========   ==========  ==========  ==========  ==========
Changes in units
  (note 5):
   Units purchased...........   1,735,484     651,494      421,381       1,263     294,679       4,210
   Units redeemed............    (805,289)    (15,794)    (856,117)   (432,103)   (571,390)   (358,809)
                              -----------   ---------   ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     930,195     635,700     (434,736)   (430,840)   (276,711)   (354,599)
                              ===========   =========   ==========  ==========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       PIMCO Variable Insurance Trust
                              ------------------------------------------------------
                               Foreign Bond Portfolio
                              (U.S. Dollar Hedged) --     High Yield Portfolio --
                              Administrative Class Shares Administrative Class Shares
                              --------------------------  --------------------------
                              Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   173,279       118,876     4,656,375     3,514,922
   Net realized gain
     (loss) on
     investments.............      19,116        96,041     1,329,609     1,772,986
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      90,885      (202,048)      554,894     6,070,757
   Capital gain
     distributions...........     111,556            --            --            --
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     394,836        12,869     6,540,878    11,358,665
                               -----------   ----------    -----------   ----------
From capital
  transactions:
   Net premiums..............     135,525     2,864,477    15,859,281    33,090,449
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (43,715)     (108,418)     (702,049)   (1,139,939)
     Surrenders..............    (974,389)     (710,228)   (5,905,791)   (3,798,762)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (16,696)      (12,661)     (156,053)      (73,579)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     310,937     1,263,742     3,428,581     6,595,488
     Transfers (to) from
       other subaccounts.....    (468,465)     (211,071)   (5,661,142)    9,766,343
                               -----------   ----------    -----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,056,803)    3,085,841     6,862,827    44,440,000
                               -----------   ----------    -----------   ----------
Increase (decrease) in
  net assets.................    (661,967)    3,098,710    13,403,705    55,798,665
Net assets at beginning
  of year....................  11,304,444     8,205,734    90,104,962    34,306,297
                               -----------   ----------    -----------   ----------
Net assets at end of
  period..................... $10,642,477    11,304,444   103,508,667    90,104,962
                               ===========   ==========    ===========   ==========
Changes in units
  (note 5):
   Units purchased...........     188,552       346,790     4,168,437     4,686,933
   Units redeemed............    (279,121)      (88,051)   (3,610,929)     (516,906)
                               -----------   ----------    -----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (90,569)      258,739       557,508     4,170,027
                               ===========   ==========    ===========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  PIMCO Variable Insurance Trust (continued)
                              ------------------------------------------------------
                              Long-Term U.S. Government         Total Return
                              Portfolio -- Administrative Portfolio -- Administrative
                                    Class Shares                Class Shares
                              --------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,
                              --------------------------  --------------------------
                                  2004          2003          2004          2003
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,784,468     1,167,948     2,545,614     2,691,026
   Net realized gain
     (loss) on
     investments.............     379,401       610,025     1,435,932     1,792,216
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     436,797    (1,489,148)    1,457,881      (208,896)
   Capital gain
     distributions...........   1,008,223     1,107,205     2,363,875     1,947,400
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,608,889     1,396,030     7,803,302     6,221,746
                              -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............   5,485,266    29,794,714    33,075,993    75,153,679
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (953,607)     (431,025)   (1,846,343)   (2,090,699)
     Surrenders..............  (6,622,658)   (7,116,423)  (16,383,330)  (12,485,393)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (99,926)     (104,205)     (405,046)     (274,968)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     519,745     3,982,466     2,672,461    20,679,095
     Transfers (to) from
       other subaccounts.....  (6,600,809)  (29,341,069)   (1,890,693)    8,496,413
                              -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (8,271,989)   (3,215,542)   15,223,042    89,478,127
                              -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  (4,663,100)   (1,819,512)   23,026,344    95,699,873
Net assets at beginning
  of year....................  71,145,013    72,964,525   250,740,219   155,040,346
                              -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $66,481,913    71,145,013   273,766,563   250,740,219
                              ===========   ===========   ===========   ===========
Changes in units
  (note 5):
   Units purchased...........   2,345,947     2,035,239     9,278,374     9,067,959
   Units redeemed............  (2,909,904)   (2,228,991)   (7,634,991)   (1,295,098)
                              -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (563,957)     (193,752)    1,643,383     7,772,861
                              ===========   ===========   ===========   ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                    The Prudential Series Fund, Inc.
                              ----------------------------------------------
                                Jennison 20/20 Focus    Jennison Portfolio --
                                Portfolio -- Class II     Class II Shares
                              ------------------------  --------------------
                                           Period from
                                              May 1,        Year ended
                               Year ended    2003 to       December 31,
                              December 31, December 31, --------------------
                                  2004         2003        2004       2003
                              ------------ ------------ ---------   -------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............  $  (11,802)      (586)     (12,195)   (2,097)
   Net realized gain
     (loss) on
     investments.............       8,122        635        3,957    (1,818)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     156,712     14,101       80,364    35,176
   Capital gain
     distributions...........          --         --           --        --
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         operations..........     153,032     14,150       72,126    31,261
                               ----------    -------    ---------   -------
From capital
  transactions:
   Net premiums..............   1,101,846     86,414      737,875   334,643
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........          --         --      (10,431)       --
     Surrenders..............     (47,450)    (2,148)     (31,776)  (14,265)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (641)      (104)      (1,288)      (91)
     Capital contribution....          --         --           --        --
     Transfers (to) from
       the Guarantee
       Account...............      39,342     (7,927)    (289,691)   26,680
     Transfers (to) from
       other subaccounts.....     264,039     97,068      191,916    74,248
                               ----------    -------    ---------   -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,357,136    173,303      596,605   421,215
                               ----------    -------    ---------   -------
Increase (decrease) in
  net assets.................   1,510,168    187,453      668,731   452,476
Net assets at beginning
  of year....................     187,453         --      480,826    28,350
                               ----------    -------    ---------   -------
Net assets at end of
  period.....................  $1,697,621    187,453    1,149,557   480,826
                               ==========    =======    =========   =======
Changes in units
  (note 5):
   Units purchased...........     120,201     16,099       70,679    51,610
   Units redeemed............     (12,565)      (893)     (13,194)   (2,245)
                               ----------    -------    ---------   -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     107,636     15,206       57,485    49,365
                               ==========    =======    =========   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                              The Prudential Series Fund, Inc. (continued)  Rydex Variable Trust
                              -------------------------------------------  ----------------------
                               SP William Blair         SP Prudential
                                International           U.S. Emerging
                              Growth Portfolio --      Growth Portfolio --
                                   Class II               Class II                OTC Fund
                              -----------------------  ------------------  ----------------------
                                  Year ended             Year ended              Year ended
                                 December 31,           December 31,            December 31,
                              -----------------------  ------------------  ----------------------
                                2004        2003        2004      2003        2004        2003
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (253)      (1,235)    (1,312)   (1,062)     (207,855)   (129,085)
   Net realized gain
     (loss) on
     investments.............     228      115,131        154    (1,092)      249,078    (880,952)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,253         (174)    16,227    24,293       789,321   3,894,505
   Capital gain
     distributions...........      --           --         23        --            --          --
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,228      113,722     15,092    22,139       830,544   2,884,468
                               -------     --------     ------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............      --           --         --        --     2,128,716   5,383,663
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --           --         --        --       (23,088)   (122,845)
     Surrenders..............    (757)        (667)      (241)   (1,129)     (843,147)   (459,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (25)         (23)      (133)     (120)      (28,509)    (12,398)
     Capital contribution....      --           --         --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      --            3        216       (12)      922,839     739,417
     Transfers (to) from
       other subaccounts.....      --     (109,282)        --     2,267    (1,841,001)   (663,629)
                               -------     --------     ------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    (782)    (109,969)      (158)    1,006       315,810   4,864,566
                               -------     --------     ------    ------   ----------  ----------
Increase (decrease) in
  net assets.................   1,446        3,753     14,934    23,145     1,146,354   7,749,034
Net assets at beginning
  of year....................  16,189       12,436     80,249    57,104    12,881,739   5,132,705
                               -------     --------     ------    ------   ----------  ----------
Net assets at end of
  period..................... $17,635       16,189     95,183    80,249    14,028,093  12,881,739
                               =======     ========     ======    ======   ==========  ==========
Changes in units
  (note 5):
   Units purchased...........       1           --      1,068       180     2,163,663   1,775,647
   Units redeemed............     (99)        (111)    (1,112)     (100)   (2,468,921)   (364,960)
                               -------     --------     ------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (98)        (111)       (44)       80      (305,258)  1,410,687
                               =======     ========     ======    ======   ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Salomon Brothers Variable Series Funds, Inc
                              ------------------------------------------------------
                              Salomon Brothers Variable All Salomon Brothers Variable
                                Cap Fund -- Class II        Investors Fund -- Class I
                              ----------------------------  ------------------------
                                             Period from
                                                May 1,            Year ended
                               Year ended      2003 to           December 31,
                              December 31,   December 31,   ------------------------
                                  2004           2003          2004         2003
                              ------------   ------------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (170,140)      (29,236)       (32,944)       6,553
   Net realized gain
     (loss) on
     investments.............     354,800        50,864      1,381,002   (3,305,045)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     391,700       632,103      2,988,242   15,342,042
   Capital gain
     distributions...........          --            --             --           --
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     576,360       653,731      4,336,300   12,043,550
                              -----------     ---------     ----------   ----------
From capital
  transactions:
   Net premiums..............   5,007,314     4,336,529        220,444      181,229
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........     (53,283)           --       (468,134)    (302,041)
     Surrenders..............    (468,812)      (19,353)    (5,328,335)  (4,547,900)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (27,443)       (1,031)       (62,110)     (59,549)
     Capital contribution....          --            --             --           --
     Transfers (to) from
       the Guarantee
       Account...............   1,272,863       341,249        178,420      (88,882)
     Transfers (to) from
       other subaccounts.....     928,649     1,803,975         81,098      746,923
                              -----------     ---------     ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   6,659,288     6,461,369     (5,378,617)  (4,070,220)
                              -----------     ---------     ----------   ----------
Increase (decrease) in
  net assets.................   7,235,648     7,115,100     (1,042,317)   7,973,330
Net assets at beginning
  of year....................   7,115,100            --     53,792,987   45,819,657
                              -----------     ---------     ----------   ----------
Net assets at end of
  period..................... $14,350,748     7,115,100     52,750,670   53,792,987
                              ===========     =========     ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,392,873       552,197      1,041,664      109,490
   Units redeemed............    (892,531)       (1,737)    (1,458,073)    (589,640)
                              -----------     ---------     ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     500,342       550,460       (416,409)    (480,150)
                              ===========     =========     ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              Salomon Brothers Variable Series Funds, Inc (continued)
                              ------------------------------------------------------
                              Salomon Brothers Variable    Salomon Brothers Variable
                               Strategic Bond Fund --       Total Return Fund --
                                      Class I                      Class I
                              ---------------------------  -------------------------
                                     Year ended                  Year ended
                                    December 31,                December 31,
                              ---------------------------  -------------------------
                                  2004          2003          2004          2003
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,488,471     1,893,922        87,335        26,191
   Net realized gain
     (loss) on
     investments.............     325,407     3,320,791       398,568        (4,660)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (344,829)     (476,633)      463,024     2,108,750
   Capital gain
     distributions...........     804,709     1,117,503       288,233       215,308
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,273,758     5,855,583     1,237,160     2,345,589
                               -----------    ----------    ----------   ----------
From capital
  transactions:
   Net premiums..............     119,965       208,356        57,859       178,560
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (393,186)     (424,122)     (464,570)     (142,592)
     Surrenders..............  (5,633,166)   (6,966,411)   (2,329,517)   (1,420,034)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (49,289)      (61,558)      (17,684)      (18,048)
     Capital contribution....          --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............  (1,847,602)     (707,601)      345,181      (126,810)
     Transfers (to) from
       other subaccounts.....   1,874,387     7,070,157       431,086       346,920
                               -----------    ----------    ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,928,891)     (881,179)   (1,977,645)   (1,182,004)
                               -----------    ----------    ----------   ----------
Increase (decrease) in
  net assets.................  (3,655,133)    4,974,404      (740,485)    1,163,585
Net assets at beginning
  of year....................  50,829,246    45,854,842    18,578,692    17,415,107
                               -----------    ----------    ----------   ----------
Net assets at end of
  period..................... $47,174,113    50,829,246    17,838,207    18,578,692
                               ===========    ==========    ==========   ==========
Changes in units
  (note 5):
   Units purchased...........   1,255,569       210,880       311,413        52,944
   Units redeemed............  (1,699,453)     (236,411)     (478,962)     (172,033)
                               -----------    ----------    ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................    (443,884)      (25,531)     (167,549)     (119,089)
                               ===========    ==========    ==========   ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                      Scudder Variable Series II
                              -----------------------------------------------------
                                                    SVS Dreman
                                                   High Return    SVS Dreman
                              Scudder Technology      Equity      Small Cap
                              Growth Portfolio --  Portfolio --  Value Portfolio --
                              Class B Shares      Class B Shares Class B Shares
                              ------------------- -------------- ------------------
                                Year ended                        Year ended
                               December 31,         Year ended   December 31,
                              ------------------   December 31,  ------------------
                                2004      2003         2004       2004                                      2003
                              -------    -----    -------------- ------                                     ----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9)      (7)         (53)         (2)                                     --
   Net realized gain
     (loss) on
     investments.............     166        2           28         124                                      --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (156)     218          589          --                                      --
   Capital gain
     distributions...........      --       --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         operations..........       1      213          564         122                                      --
                               -------    -----       -----       ------                                     --
From capital
  transactions:
   Net premiums..............      --      500        5,162          --                                      --
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........      --       --           --          --                                      --
     Surrenders..............      --       --           --          --                                      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (2)      --           --          --                                      --
     Capital contribution....      --       --           --          --                                      --
     Transfers (to) from
       the Guarantee
       Account...............    (999)   1,011           36        (122)                                     --
     Transfers (to) from
       other subaccounts.....    (147)      --           --          --                                      --
                               -------    -----       -----       ------                                     --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,148)   1,511        5,198        (122)                                     --
                               -------    -----       -----       ------                                     --
Increase (decrease) in
  net assets.................  (1,147)   1,724        5,762          --                                      --
Net assets at beginning
  of year....................   1,724       --           --          --                                      --
                               -------    -----       -----       ------                                     --
Net assets at end of
  period..................... $   577    1,724        5,762          --                                      --
                               =======    =====       =====       ======                                     ==
Changes in units
  (note 5):
   Units purchased...........      10      115          907       1,249                                      --
   Units redeemed............     (86)      --         (506)     (1,249)                                     --
                               -------    -----       -----       ------                                     --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................     (76)     115          401          --                                      --
                               =======    =====       =====       ======                                     ==

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Van Kampen Life Investment Trust
                              ---------------------------------------------
                                                          Emerging Growth
                               Comstock Portfolio --       Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  --------------------
                                     Year ended             Year ended
                                    December 31,           December 31,
                              -----------------------  --------------------
                                  2004        2003        2004       2003
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (419,409)   (158,741)  (129,303)   (55,420)
   Net realized gain
     (loss) on
     investments.............   1,641,590     432,826    273,494     82,607
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   6,415,899   3,776,299    447,313    751,563
   Capital gain
     distributions...........          --          --         --         --
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations..........   7,638,080   4,050,384    591,504    778,750
                              -----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums..............  16,248,714  12,912,713  2,118,492  3,945,283
   Transfers (to) from
     the general account
     of GE Life &
     Annuity:
     Death benefits..........    (171,591)   (122,507)   (78,700)   (92,720)
     Surrenders..............  (1,929,577)   (455,602)  (527,943)  (141,720)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (95,284)    (13,633)   (20,277)    (3,884)
     Capital contribution....          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account...............   3,057,751   3,830,858    207,550    701,796
     Transfers (to) from
       other subaccounts.....  15,841,723   5,081,154    446,472  1,083,965
                              -----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  32,951,736  21,232,983  2,145,594  5,492,720
                              -----------  ----------  ---------  ---------
Increase (decrease) in
  net assets.................  40,589,816  25,283,367  2,737,098  6,271,470
Net assets at beginning
  of year....................  28,664,435   3,381,068  7,123,547    852,077
                              -----------  ----------  ---------  ---------
Net assets at end of
  period..................... $69,254,251  28,664,435  9,860,645  7,123,547
                              ===========  ==========  =========  =========
Changes in units
  (note 5):
   Units purchased...........   4,131,057   2,330,671    638,439    665,935
   Units redeemed............  (1,273,596)    (63,192)  (413,690)   (27,858)
                              -----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2004
     and 2003................   2,857,461   2,267,479    224,749    638,077
                              ===========  ==========  =========  =========

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 2004

(1)Description of Entity

   GE Life & Annuity Separate Account 4 (the Account) is a separate investment account established on August 19, 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) pursuant to the laws of the Commonwealth of Virginia. The Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. GE Life and Annuity uses the Account to support flexible premium variable deferred annuity contracts issued by GE Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Account belong to GE Life & Annuity. Nonetheless, GE Life & Annuity do not charge the assets in the Account attributable to the contracts with liabilities arising out of any other business, which GE Life & Annuity may conduct. The assets of the Account will, however, be available to cover the liabilities for our General Account to the extent that the assets of the Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Account are credited to or charged against the Account without regard to the income, gains or losses arising out of any other business GE Life & Annuity may conduct.

   GE Life & Annuity registered the Account with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Account.

   Effective April 30, 2004, the following portfolios were made available to the Account.

          Evergreen Variable Annuity Trust
            Evergreen VA Omega Fund -- Class 2
          Fidelity Variable Insurance Products Fund
            VIP Asset Manager/SM/ Portfolio -- Service Class 2
            VIP Value Strategies Portfolio -- Service Class 2 Merrill Lynch Variable Series Funds, Inc.
            Merrill Lynch Basic Value V.I. Fund -- Class III Shares Merrill Lynch Large Cap Growth V.I. Fund -- Class III
             Shares
            Merrill Lynch Value Opportunities V.I. Fund -- Class III
             Shares
          Oppenheimer Variable Account Funds
            Oppenheimer Balanced Fund/VA -- Service Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I shares were added to the Account.

   During 2004, the following names were changed:

                     Formerly Known As                                            Currently Known As
AllianceBernstein Variable Products Series Fund, Inc.
  Quasar Portfolio -- Class B                                 AllianceBernstein Small Cap Growth Portfolio -- Class B

Fidelity Variable Insurance Products Fund
  VIP II Asset Manager/SM/ Portfolio -- Initial Class           VIP Asset Manager/SM/ Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Initial Class               VIP Contrafund(R) Portfolio -- Initial Class
  VIP II Contrafund(R) Portfolio -- Service Class 2             VIP Contrafund(R) Portfolio -- Service Class 2
  VIP III Dynamic Capital Appreciation Portfolio -- Service     VIP Dynamic Capital Appreciation Portfolio --  Service
   Class 2                                                       Class 2
  VIP III Growth & Income Portfolio -- Initial Class            VIP Growth & Income Portfolio -- Initial Class
  VIP III Growth & Income Portfolio -- Service Class 2          VIP Growth & Income Portfolio -- Service Class 2
  VIP III Growth Opportunities Portfolio -- Initial Class       VIP Growth Opportunities Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Initial Class                    VIP Mid Cap Portfolio -- Initial Class
  VIP III Mid Cap Portfolio -- Service Class 2                  VIP Mid Cap Portfolio -- Service Class 2

GE Investments Funds, Inc.
  Mid-Cap Value Equity Fund                                     Mid-Cap Equity Fund

Greenwich Street Series Fund
  Salomon Brothers Variable Emerging Growth Fund -- Class II    Salomon Brothers Variable Aggressive Growth Fund -- Class
                                                                 II

J.P. Morgan Series Trust II
  International Opportunities Portfolio                         International Equity Portfolio

Oppenheimer Variable Account Funds
  Oppenheimer Multiple Strategies Fund/VA                       Oppenheimer Balanced Fund/VA

PIMCO Variable Insurance Trust
  Foreign Bond Portfolio -- Administrative Class Shares         Foreign Bond Portfolio (U.S. Dollar Hedged) --
                                                                 Administrative Class Shares

The Prudential Series Fund, Inc.
  SP Jennison International Growth Portfolio -- Class II        SP William Blair International Growth Portfolio -- Class
                                                                 II

   On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and the Federated Insurance Series -- Federated International Small Company Fund II were liquidated in accordance with a decision made by the respective portfolio's Board of Trustees.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   For 2004 the following portfolios did not reflect any activity and thus were omitted from the presentation of the financial statements:

AIM Variable Insurance Funds                                 Franklin Templeton Variable Insurance Products Trust
  AIM V.I. Blue Chip Fund -- Series I shares                   Templeton Global Income Securities Fund -- Class I Shares
American Century Variable Portfolios, Inc.                   The Prudential Series Fund, Inc.
  VP International Fund -- Class I                             Equity Portfolio -- Class II Shares

   During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II. In addition, Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio -- Institutional Shares and its Aggressive Growth Portfolio -- Service Shares to Mid Cap Growth Portfolio -- Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA -- Service Shares to Oppenheimer Main Street Fund/VA -- Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund -- Class I to Salomon Brothers Variable Investors Fund -- Class I, its Strategic Bond Fund -- Class I to Salomon Brothers Variable Strategic Bond Fund -- Class I, and its Total Return Fund -- Class I to Salomon Brothers Variable Total Return Fund -- Class I.

   All designated portfolios described above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (b) Unit Classes

   There are eighteen unit classes of subaccounts based on the annuity contract through which the subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

  (c) Federal Income Taxes

   The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

  (d) Use of Estimates

   Financial statements prepared in conformity with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2004 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    23,315 $    23,783
 AIM V.I. Basic Value Fund -- Series II shares............................  21,881,695   8,609,537
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   5,471,857   5,472,079
 AIM V.I. Capital Development Fund -- Series I shares.....................      22,321      22,575
 AIM V.I. Core Equity Fund -- Series I shares.............................       3,236          23
 AIM V.I. Government Securities Fund -- Series I shares...................      94,356     786,555
 AIM V.I. Growth Fund -- Series I shares..................................   1,894,331   2,955,736
 AIM V.I. International Growth Fund -- Series II shares...................     457,509     100,641
 AIM V.I. Premier Equity Fund -- Series I shares..........................   4,007,305   8,938,684
 AIM V.I. Technology Fund -- Series I shares..............................          --     110,499
 AIM V.I. Utilities Fund -- Series I shares...............................          60          15
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares........................  18,242,547  49,826,739
 Alger American Small Capitalization Portfolio -- Class O Shares..........  37,190,828  50,098,654
AllianceBernstein Variable Products Series Fund, Inc.
 AllianceBernstein Growth and Income Portfolio -- Class B.................  60,575,302  54,599,462
 AllianceBernstein International Value Portfolio -- Class B...............     646,059      34,715
 AllianceBernstein Premier Growth Portfolio -- Class B....................   7,550,896   7,291,086
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   4,331,006   3,752,708
 AllianceBernstein Technology Portfolio -- Class B........................   4,482,869   3,349,364
American Century Variable Portfolios, Inc.
 VP Income & Growth Fund -- Class I.......................................         821         928
 VP Ultra Fund -- Class I.................................................      60,856      59,620
 VP Value Fund -- Class I.................................................      15,659         157
Dreyfus
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     238,013     656,109
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares       1,316          31
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............      24,275          14
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund.............................................  41,145,568  19,928,039
 VT Income Fund of Boston.................................................     223,557     247,182
 VT Worldwide Health Sciences Fund........................................   8,396,722   4,834,047
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2.......................................     139,879       2,880
Federated Insurance Series
 Federated American Leaders Fund II -- Primary Shares.....................  10,245,990  22,299,427
 Federated Capital Income Fund II.........................................   6,481,224   9,495,525
 Federated High Income Bond Fund II -- Primary Shares.....................  55,034,512  65,372,691
 Federated High Income Bond Fund II -- Service Shares.....................  52,501,615  50,773,653
 Federated Kaufmann Fund II -- Service Shares.............................  27,852,111  13,494,600

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class............. $ 21,940,308 $ 51,085,690
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........    7,631,988    1,538,802
 VIP Contrafund(R) Portfolio -- Initial Class.................   83,467,309  105,750,080
 VIP Contrafund(R) Portfolio -- Service Class 2...............   58,297,865   30,450,880
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,144,793    1,059,054
 VIP Equity-Income Portfolio -- Initial Class.................   74,746,310  136,930,548
 VIP Equity-Income Portfolio -- Service Class 2...............   48,469,193   30,872,737
 VIP Growth & Income Portfolio -- Initial Class...............   21,863,761   34,443,721
 VIP Growth & Income Portfolio -- Service Class 2.............   11,249,105    8,599,886
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,624,921   11,949,715
 VIP Growth Portfolio -- Initial Class........................   37,652,034   84,887,520
 VIP Growth Portfolio -- Service Class 2......................   23,598,662   23,142,772
 VIP Mid Cap Portfolio -- Initial Class.......................        4,150       37,628
 VIP Mid Cap Portfolio -- Service Class 2.....................  107,393,162   76,124,187
 VIP Overseas Portfolio -- Initial Class......................   38,183,068   31,803,315
 VIP Value Strategies Portfolio -- Service Class 2............    1,978,517      553,190
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..        1,205           14
 Mutual Shares Securities Fund -- Class 2 Shares..............       47,044       47,067
 Templeton Foreign Securities Fund -- Class I Shares..........      155,155           13
 Templeton Foreign Securities Fund -- Class 2 Shares..........       28,716       23,929
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       12,000       12,073
GE Investments Funds, Inc.
 Global Income Fund...........................................    4,723,177    5,899,144
 Income Fund..................................................   49,872,440   77,867,978
 International Equity Fund....................................   23,129,207   19,989,577
 Mid-Cap Value Equity Fund....................................   78,127,406   76,925,051
 Money Market Fund............................................  672,994,460  781,942,230
 Premier Growth Equity Fund...................................   44,800,481   57,596,890
 Real Estate Securities Fund..................................   92,627,331   63,451,108
 S&P 500(R) Index Fund........................................  149,147,331  200,871,736
 Small-Cap Value Equity Fund..................................   75,171,475   49,240,621
 Total Return Fund............................................  354,366,263   98,409,363
 U.S. Equity Fund.............................................   26,834,205   38,389,885
 Value Equity Fund............................................   11,229,784    7,255,718
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund.........................   17,343,421    9,068,642
 Goldman Sachs Mid Cap Value Fund.............................   84,701,263   72,231,064
Greenwich Street Series Fund
 Salomon Brothers Variable Aggressive Growth Fund -- Class II.    5,184,313    1,982,815
Janus Aspen Series
 Balanced Portfolio -- Institutional Shares...................   48,220,304  130,016,600
 Balanced Portfolio -- Service Shares.........................   32,238,025   31,921,679
 Capital Appreciation Portfolio -- Institutional Shares.......   22,007,322   53,930,722
 Capital Appreciation Portfolio -- Service Shares.............    5,496,013    6,620,243
 Core Equity Portfolio -- Institutional Shares................        2,787          170

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                             Cost of     Proceeds
                                                                              Shares       from
Fund/Portfolio                                                               Acquired   Shares Sold
--------------                                                              ----------- -----------
 Flexible Income Portfolio -- Institutional Shares......................... $21,814,920 $42,046,592
 Global Life Sciences Portfolio -- Service Shares..........................  12,433,066  14,298,978
 Global Technology Portfolio -- Service Shares.............................  16,910,847  19,340,161
 Growth Portfolio -- Institutional Shares..................................  20,684,322  75,296,253
 Growth Portfolio -- Service Shares........................................   3,580,060   7,194,937
 International Growth Portfolio -- Institutional Shares....................  28,973,749  43,757,326
 International Growth Portfolio -- Service Shares..........................  49,724,829  50,882,847
 Mid Cap Growth Portfolio -- Institutional Shares..........................  18,320,966  46,643,804
 Mid Cap Growth Portfolio -- Service Shares................................   4,131,331   4,888,949
 Worldwide Growth Portfolio -- Institutional Shares........................  24,782,464  90,048,176
 Worldwide Growth Portfolio -- Service Shares..............................   4,040,525   7,688,710
J.P. Morgan Series Trust II
 Bond Portfolio............................................................      21,778       1,356
 International Equity Portfolio............................................      24,069      24,087
 Mid Cap Value Portfolio...................................................      71,308      71,130
 Small Company Portfolio...................................................       1,299          35
Merrill Lynch Variable Series Fund, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares...................   3,421,656     939,120
 Merrill Lynch Large Cap Growth V.I. Fund -- Class III Shares..............     712,324     388,745
 Merrill Lynch Small Cap Value V.I. Fund -- Class III Shares...............   2,028,135     469,184
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock Series -- Service Class Shares..............   7,003,348   8,083,289
 MFS(R) Investors Trust Series -- Service Class Shares.....................   4,278,676   4,685,872
 MFS(R) New Discovery Series -- Service Class Shares.......................  23,850,362  32,566,389
 MFS(R) Strategic Income Series -- Service Class Shares....................           1          --
 MFS(R) Total Return Series -- Service Class Shares........................       1,748         564
 MFS(R) Utilities Series -- Service Class Shares...........................  18,675,588  15,788,452
Nations Separate Account Trust
 Nations Marsico Growth Portfolio..........................................  28,107,590  12,336,450
 Nations Marsico International Opportunities Portfolio.....................  40,864,026  18,866,225
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA.....................................  11,205,280  34,551,802
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................   4,829,615   2,616,383
 Oppenheimer Balanced Fund/VA..............................................  22,755,822  25,864,848
 Oppenheimer Balanced Fund/VA -- Service Shares............................   9,423,412     618,042
 Oppenheimer Bond Fund/VA..................................................  23,387,315  45,127,207
 Oppenheimer Capital Appreciation Fund/VA..................................  29,724,915  59,139,888
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................  10,071,458   4,234,394
 Oppenheimer Global Securities Fund/VA -- Service Shares...................  46,285,416  26,820,311
 Oppenheimer High Income Fund/VA...........................................  39,850,624  65,590,585
 Oppenheimer Main Street Fund/VA -- Service Shares.........................  14,774,524  13,138,709
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............  24,255,899  11,580,445
PBHG Insurance Series Fund, Inc.
 PBHG Growth II Portfolio..................................................   3,947,117   7,952,872
 PBHG Large Cap Growth Portfolio...........................................   4,529,127   9,026,911
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares   2,705,611   3,320,671

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                      Cost of     Proceeds
                                                                       Shares       from
Fund/Portfolio                                                        Acquired   Shares Sold
--------------                                                      ------------ -----------
 High Yield Portfolio -- Administrative Class Shares............... $ 55,375,694 $44,425,183
 Long-Term U.S. Government Portfolio -- Administrative Class Shares   34,220,355  39,937,490
 Total Return Portfolio -- Administrative Class Shares.............  116,264,654  96,955,191
The Prudential Series Fund, Inc.
 Jennison 20/20 Focus Portfolio -- Class II........................    1,515,050     170,048
 Jennison Portfolio -- Class II Shares.............................      721,944     131,500
 SP Jennison International Growth Portfolio -- Class II............           --       1,035
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..........        9,427      10,875
Rydex Variable Trust
 OTC Fund..........................................................   11,119,236  10,801,791
Salomon Brothers Variable Series Funds, Inc
 Salomon Brothers Variable All Cap Fund -- Class II................   18,254,182  11,795,093
 Salomon Brothers Variable Investors Fund -- Class I...............   14,838,390  20,268,202
 Salomon Brothers Variable Strategic Bond Fund -- Class I..........   20,128,845  23,546,342
 Salomon Brothers Variable Total Return Fund -- Class I............    4,180,831   5,785,088
Scudder Variable Series II
 Scudder Technology Growth Portfolio -- Class B Shares.............        1,146       1,303
 SVS Dreman High Return Equity Portfolio -- Class B Shares.........       12,226       7,080
 SVS Dreman Small Cap Value Portfolio -- Class B Shares............       19,000      19,124
Van Kampen Life Investment Trust
 Comstock Portfolio -- Class II Shares.............................   47,522,487  15,127,569
 Emerging Growth Portfolio -- Class II Shares......................    5,986,456   4,057,674

(4)Related Party Transactions

  (a) GE Life & Annuity

   Net purchase payments transferred from GE Life & Annuity represents gross purchase payments recorded by GE Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until surrender.

   Certain contract owners may elect to allocate purchase payments to a Guarantee Account that is part of the general account of GE Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time, after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Account and in certain instances transfer amounts from the subaccounts of the Account to the Guarantee Account.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GE Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. The stated dollar fees assessed to cover certain other administrative expenses are assessed by the redemption of units. A charge is deducted monthly from Type I policies to reimburse GE Life & Annuity for certain distribution expenses. The table below discloses the fees described above by unit type.

                                                                                                           Mortality
                                                                               Administrative             and Expense
                                                                                  Expense      Optional  Risk Charges
                                                                                Charges as a   Benefits      as a
                                                          Annual Contract      percentage of     as a    percentage of
                                                         Maintenance Charge    the daily net  percentage the daily net
Unit Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type    Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
---- ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
I    P1140          0.20%       6% or less within      $30 if account value is       NA           NA         1.15%
                    monthly     seven years of any     $75,000 or less at time
                    for the     purchase payment       charge taken
                    first ten
                    years
                    following
                    any
                    purchase
                    payment
II   P1142,            NA       6% or less within      $25 if account value is      0.15%         NA         1.25%
     P1143,                     eight years of any     $75,000 or less at the
     P1150*                     purchase payment       time charge is taken
III  P1152*            NA       8% or less within nine $25 if account value         0.25%         NA         1.30%
                                years of any purchase  $10,000 or less at time
                                payment                charge taken
IV   P1151*            NA                N/A           $25 if account value is      0.25%         NA         1.35%
                                                       $25,000 or less at time
                                                       charge taken
V    P1153             NA                 NA                     NA                 0.35%         NA         0.40%
VI   P1154             NA       6% or less within      $30 if account values        0.15%         NA         1.35%
     *(Age 70                   seven years of any     is $40,000 or less at
     or younger)                purchase payment       the time the charge is
                                                       taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.55%
     (Over age 70)              seven years of any     $40,000 or less at time
                                purchase payment       charge is taken
VII  P1154*            NA       6% or less within      $30 if account value is      0.15%         NA         1.30%
                                seven years of any     $40,000 or less at time
                                purchase payment       charge is taken

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                                                            Mortality
                                                                                Administrative             and Expense
                                                                                   Expense      Optional  Risk Charges
                                                                                 Charges as a   Benefits      as a
                                                           Annual Contract      percentage of     as a    percentage of
                                                          Maintenance Charge    the daily net  percentage the daily net
Unit  Contract Form Distribution                          as a percentage of    assets of the    of Net   assets of the
Type     Number       Expense      Surrender Charges        Contract Value         Account       Assets      Account
----  ------------- ------------ ---------------------- ----------------------- -------------- ---------- -------------
VIII     P1611          NA       Surrender Charge is              NA                 0.15%         NA         1.35%
                                 9% declining to 1%
                                 for any purchase
                                 payments in the
                                 Guarantee or Variable
                                 Account depending on
                                 length of time in
                                 account.
                                 Access Charge is 6%
                                 or less of any
                                 purchase payment
                                 allocated to
                                 immediate installment
                                 account
IX       P1156*         N/A      6% or less within four           NA                 0.15%         NA         1.30%
                                 years
X        P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XI       P1154*         NA       6% or less within      $30 if account value is      0.15%        0.40%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XII      P1154*         NA       6% or less within      $30 if account value is      0.15%        0.50%       1.30%
                                 seven years of any     $40,000 or less at
                                 purchase payment       time charge is taken
XIII     P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XIV      P1156*         N/A      6% or less within four           NA                 0.15%        0.40%       1.55%
                                 years
XV       P1156*         N/A      6% or less within four           NA                 0.15%        0.50%       1.55%
                                 years
XVI      P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVII     P1151*         NA                 NA           $25 if account value is      0.25%        0.40%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken
XVIII    P0051*         NA                 NA           $25 if account value is      0.25%        0.50%       1.35%
                                                        less than $25,000 at
                                                        time charge is taken

--------
  NA -- Not Applicable
* Contract provides for optional death benefit riders; which assess a charge as a percentage of the Contract Value at the time the charge is taken.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


  (b) Receivable From Affiliate

   Receivable from affiliate represents receivable from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GE Life & Annuity.

  (d) Capitalization

   Affiliates of the Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For Type III unit contracts, transfers from the general account include approximately $6.2 million of payments by GE Life & Annuity in the form of bonus credits for the year ended December 31, 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of GE Life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

  (g) GE Investments Fund, Inc.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of General Electric Company, currently serves as investment advisor to the GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 0.60% for the Global Income Fund, 0.50% Income Fund, maximum 1.00% for the International Equity Fund, 0.65% Mid-Cap Equity Fund, maximum 0.50% for the Money Market Fund, 0.65% Premier Growth Equity Fund, maximum 0.85% for the Real Estate Securities Fund, 0.35% for the S&P 500(R) Index Fund, 0.80% for the Small-Cap Value Equity Fund, maximum 0.50% Total Return Fund, 0.55% for the U.S. Equity Fund, and 0.65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds:
International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2004 and 2003 are reflected in the Statements of Changes in Net Assets

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004


(6)Financial Highlights

   A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

   Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type I:                                                 Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                                ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 377,759   $17.60   $ 6,647     1.15%        0.00%     4.28%
   2003............................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002............................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001............................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 467,829    10.21     4,777     1.15%        0.00%    15.23%
   2003............................................... 512,921     8.86     4,545     1.15%        0.00%    40.71%
   2002............................................... 477,762     6.30     3,010     1.15%        0.00%   (27.07)%
   2001............................................... 642,188     8.64     5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 111,316    13.55     1,508     1.15%        0.74%     9.94%
   2003............................................... 107,521    12.32     1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................... 138,387    18.37     2,542     1.15%        1.46%     8.51%
   2003............................................... 184,208    16.93     3,119     1.15%        1.57%    26.23%
   2002............................................... 211,139    13.41     2,831     1.15%        1.18%   (21.13)%
   2001............................................... 294,487    17.01     5,009     1.15%        1.38%    (5.51)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2004.............................................   108,608   $14.29   $  1,552     1.15%        4.55%     8.66%
   2003.............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002.............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001.............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004.............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003.............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002.............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001.............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................. 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................. 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................. 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................. 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004.............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................. 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................. 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................. 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%
 VIP Equity-Income Portfolio -- Initial Class
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets     Expenses as a Investment
                                                   ------------------ % of Average    Income    Total
Type I:                                    Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                  --------- ---------- ------- ------------- ---------- ------
 VIP Overseas Portfolio -- Initial Class
   2004.................................   840,013   $25.99   $21,831     1.15%        1.12%    12.33%
   2003.................................   912,602    23.14    21,115     1.15%        0.77%    41.72%
   2002.................................   999,509    16.33    16,322     1.15%        0.78%   (21.20)%
   2001................................. 1,258,600    20.72    26,078     1.15%        5.29%   (22.24)%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.................................    81,662    13.81     1,128     1.15%        5.19%     8.20%
   2003.................................   113,030    12.77     1,443     1.15%        4.93%    10.41%
   2002.................................   104,279    11.56     1,205     1.15%        0.88%    15.29%
   2001.................................    26,072    10.03       262     1.15%        0.00%    (3.01)%
 Income Fund
   2004.................................   544,900    13.76     7,498     1.15%        4.53%     2.23%
   2003.................................   804,637    13.46    10,831     1.15%        3.51%     2.41%
   2002................................. 1,017,046    13.14    13,364     1.15%        3.97%     8.62%
   2001.................................   964,324    12.10    11,668     1.15%        5.69%     5.97%
 International Equity Fund
   2004.................................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.................................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.................................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.................................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2004.................................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.................................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.................................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.................................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2004.................................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003................................. 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002................................. 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001................................. 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2004.................................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.................................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.................................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.................................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2004.................................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.................................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.................................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.................................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2004.................................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.................................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.................................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.................................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2004.................................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.................................    26,902    12.85       346     1.15%        0.08%    28.54%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type I:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004...........................................   246,359   $42.60   $10,495     1.15%        1.85%     6.94%
   2003...........................................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002...........................................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001...........................................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%
 U.S. Equity Fund
   2004...........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003...........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002...........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001...........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004...........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003...........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002...........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001...........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2004...........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003...........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002...........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001...........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003........................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002........................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001........................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003...........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002...........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001...........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003...........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002...........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001...........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003...........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002...........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001...........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003...........................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002...........................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001...........................................   150,593     4.22       636     1.15%        0.00%   (38.17)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Growth Portfolio -- Institutional Shares
   2004............................................ 1,056,769   $22.45   $23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 International Growth Portfolio -- Institutional
   Shares
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004............................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003............................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002............................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001............................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2004............................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003............................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002............................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001............................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Bond Fund/VA
   2004............................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003............................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002............................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001............................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003............................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002............................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001............................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type I:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                           --------- ---------- -------- ------------- ---------- ------
 Oppenheimer High Income Fund/VA
   2004..........................................   357,249   $39.10   $ 13,968     1.15%        6.77%     7.71%
   2003..........................................   464,434    36.30     16,859     1.15%        7.07%    22.53%
   2002..........................................   528,223    29.63     15,651     1.15%       11.01%    (3.52)%
   2001..........................................   682,884    30.71     20,971     1.15%       10.37%     0.59%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004..........................................    72,708     9.76        709     1.15%        0.00%     5.38%
   2003..........................................   104,805     9.26        970     1.15%        0.00%    24.26%
   2002..........................................   152,592     7.45      1,137     1.15%        0.00%   (31.23)%
   2001..........................................   274,022    10.83      2,968     1.15%        0.00%   (41.28)%
 PBHG Large Cap Growth Portfolio
   2004..........................................    87,458    16.66      1,457     1.15%        0.00%     7.69%
   2003..........................................   106,905    15.47      1,654     1.15%        0.00%    29.68%
   2002..........................................   132,559    11.93      1,581     1.15%        0.00%   (30.13)%
   2001..........................................   193,697    17.08      3,308     1.15%        0.00%   (29.25)%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004..........................................   116,402    10.49      1,221     1.15%        2.55%     3.68%
   2003..........................................    50,696    10.12        513     1.15%        2.87%     1.18%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004..........................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003..........................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002..........................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001..........................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004..........................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003..........................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002..........................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001..........................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003..........................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002..........................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001..........................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2004.......................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003.......................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002.......................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001.......................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004..........................................  4,648,749   $ 9.98   $ 46,373     1.40%        0.00%    14.94%
   2003..........................................  5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002..........................................  5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001..........................................  7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio
   -- Class B
   2004..........................................    896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003..........................................    848,567    12.30     10,441     1.40%        0.82%    23.04%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type II:                                               Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                             --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2004............................................. 1,746,541   $11.16   $ 19,493     1.40%        0.57%     5.69%
   2003............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2004............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003.............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2004............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002.............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004.............................................     2,616    10.23         27     1.40%        0.00%     2.26%
GE Investments Funds, Inc.:
 Global Income Fund
   2004.............................................   531,510    13.55      7,201     1.40%        5.19%     7.92%
   2003.............................................   653,367    12.55      8,202     1.40%        4.93%    10.13%
   2002.............................................   853,992    11.40      9,736     1.40%        0.88%    15.00%
   2001.............................................   300,934     9.91      2,982     1.40%        0.00%    (3.06)%
 Income Fund
   2004............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2004............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003.............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002.............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001.............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%
 Mid-Cap Equity Fund
   2004............................................. 2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003............................................. 3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002............................................. 4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001............................................. 4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                       Net Assets      Expenses as a Investment
                                                   ------------------- % of Average    Income    Total
Type II:                                  Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                ---------- ---------- -------- ------------- ---------- ------
 Money Market Fund
   2004................................  4,901,894   $16.47   $ 80,741     1.40%        0.96%    (0.46)%
   2003................................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002................................ 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001................................ 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2004................................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003................................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002................................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001................................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2004................................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003................................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002................................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001................................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2004................................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003................................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002................................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001................................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2004................................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003................................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2004................................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003................................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002................................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001................................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2004................................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003................................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002................................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001................................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2004................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type II:                                             Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                           ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,481,388   $24.37   $206,729     1.40%        2.11%     7.01%
   2003........................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002........................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001........................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003...........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002...........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001...........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003...........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002...........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001...........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003...........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002...........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001...........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003...........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002...........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001...........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003...........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002...........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001........................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003...........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002...........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001...........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003...........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002...........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001...........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets      Expenses as a Investment
                                                         ------------------- % of Average    Income    Total
Type II:                                        Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                      ---------- ---------- -------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004......................................  5,166,794   $27.79   $143,588     1.40%        0.95%     3.31%
   2003......................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002......................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001...................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003......................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................  1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003......................................  1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002......................................  2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001......................................  2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2004......................................  1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003......................................  1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002......................................  1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001......................................  1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Bond Fund/VA
   2004......................................  1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003......................................  2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002......................................  3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001......................................  3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer Capital Appreciation Fund/VA
   2004......................................  1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003......................................  2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002......................................  2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001......................................  3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer High Income Fund/VA
   2004......................................  1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003......................................  1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002......................................  2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001......................................  2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PBHG Insurance Series Fund, Inc.:
 PBHG Growth II Portfolio
   2004......................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003......................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002......................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001......................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 PBHG Large Cap Growth Portfolio
   2004......................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003......................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002......................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001......................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2004.......................................... 1,668,114   $10.45   $17,426     1.40%        2.55%     3.42%
   2003.......................................... 1,121,098    10.10    11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2004.......................................... 1,309,764    15.46    20,250     1.40%        1.41%     8.83%
   2003.......................................... 1,458,598    14.21    20,721     1.40%        1.46%    30.48%
   2002.......................................... 1,659,852    10.89    18,076     1.40%        1.07%   (24.13)%
   2001.......................................... 1,905,832    14.35    27,349     1.40%        0.86%    (5.50)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 1,405,859   $ 7.66   $10,775     1.55%        0.44%     4.14%
   2003............................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002............................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001............................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003...............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002...............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001...............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   860,149   $10.26   $ 8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%
 Federated Capital Income Fund II
   2004............................................   731,805     7.65     5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07     5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95     4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95     7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................ 2,126,172    11.55    24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62    25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83    15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85    13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,199,926    12.93    15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92    15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94     7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96     3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   374,357    15.00     5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30     3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................ 1,494,437    10.46    15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07    16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67    14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65    15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    37,240    10.36       386     1.55%        0.00%     3.56%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Contrafund(R) Portfolio -- Initial Class
   2004........................................  9,382,198   $11.98   $112,398     1.55%        0.34%    13.69%
   2003........................................  8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002........................................  8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001........................................  9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004........................................  3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003........................................  2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002........................................  1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001........................................  1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...........................................  1,967,649   $ 7.25   $ 14,261     1.55%        0.13%     1.53%
   2003...........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002...........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001...........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust
 Templeton Foreign Securities Fund -- Class I
   Shares
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%
 Premier Growth Equity Fund
   2004...........................................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003...........................................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002...........................................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001...........................................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                            Net Assets      Expenses as a Investment
                                                        ------------------- % of Average    Income    Total
Type III:                                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                    ---------- ---------- -------- ------------- ---------- ------
 Real Estate Securities Fund
   2004.....................................  1,826,831   $24.53   $ 44,816     1.55%        6.13%    30.32%
   2003.....................................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2004..................................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2004.....................................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2004.....................................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2004.....................................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2004.....................................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004.....................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.....................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.....................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.....................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2004.....................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.....................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.....................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.....................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2004.....................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.....................................     43,030    12.57        541     1.55%        0.00%    25.66%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004...........................................  8,567,290   $11.91   $102,016     1.55%        2.11%     6.85%
   2003........................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002........................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001........................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2004...........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003...........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002...........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001...........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004...........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003...........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002...........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001........................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%
 Capital Appreciation Portfolio -- Service Shares
   2004...........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003...........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002...........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001...........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003...........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002...........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001...........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003...........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002...........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001...........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2004...........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003...........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002...........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001...........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 Growth Portfolio -- Institutional Shares
   2004...........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003...........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002........................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001........................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Growth Portfolio -- Service Shares
   2004...........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003...........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002...........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001...........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2004..........................................  2,467,668   $12.20   $ 30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................     19,230    10.87        209     1.55%        2.26%     8.71%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     14,204    10.86        154     1.55%        0.17%     8.57%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................     26,493    11.21        297     1.55%       19.09%    12.09%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type III:                                          Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                        --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.........................................   599,081   $ 8.52   $ 5,106     1.55%        0.44%     9.41%
   2003.........................................   635,728     7.79     4,952     1.55%        0.44%    19.95%
   2002.........................................   574,565     6.49     3,729     1.55%        0.44%   (22.37)%
   2001.........................................   414,666     8.37     3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004......................................... 1,391,242     9.13    12,708     1.55%        0.00%     4.57%
   2003......................................... 1,909,855     8.74    16,683     1.55%        0.00%    31.37%
   2002.........................................   695,512     6.65     4,625     1.55%        0.00%   (32.86)%
   2001.........................................   422,279     9.90     4,181     1.55%        0.00%    (6.73)%
 MFS(R) Utilities Series -- Service Class Shares
   2004.........................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003.........................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002.........................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001.........................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.........................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003.........................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2004.........................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003.........................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004......................................... 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003......................................... 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002......................................... 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001......................................... 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004.........................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003.........................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2004......................................... 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003......................................... 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002......................................... 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001......................................... 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.........................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Bond Fund/VA
   2004......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA
   2004............................................. 3,991,038   $10.94   $43,645     1.55%        0.33%     5.28%
   2003............................................. 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................. 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................. 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004.............................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003.............................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003............................................. 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002............................................. 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001.............................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2004............................................. 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003............................................. 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002............................................. 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001............................................. 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003............................................. 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002............................................. 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001.............................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003.............................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003.............................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002.............................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001.............................................   143,308    10.87     1,558     1.55%        4.24%     5.92%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 5,339,433   $12.48   $66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund. Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 SP William Blair International Growth Portfolio --
   Class II
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
Rydex Variable Trust:
 OTC Fund
   2004.............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003.............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002.............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001.............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003.............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................. 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................. 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................. 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................. 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................. 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................. 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................. 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................. 1,091,102    11.01    12,013     1.55%        5.33%     5.26%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type III:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...........................................   826,709   $11.52   $ 9,526     1.55%        1.97%     7.06%
   2003...........................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002...........................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001...........................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...........................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003...........................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002...........................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2004...........................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003...........................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002...........................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

Type IV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...........................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...........................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...........................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...........................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...........................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...........................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2004...........................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...........................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...........................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...........................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...........................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...........................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...........................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...........................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund
 Alger American Growth Portfolio -- Class O Shares
   2004...........................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...........................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...........................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001........................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2004............................................... 356,920   $ 7.94   $2,835     1.60%        0.00%    14.71%
   2003............................................... 430,824     6.93    2,984     1.60%        0.00%    40.07%
   2002............................................... 368,144     4.94    1,819     1.60%        0.00%   (27.40)%
   2001............................................... 528,445     6.81    3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................... 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................... 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................... 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003...............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002...............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001...............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003...............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002...............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001...............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   6,164    13.62       84     1.60%        0.00%     3.41%
   2003...............................................   3,490    13.17       46     1.60%        0.00%    31.70%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004...............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003...............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002...............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001...............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003...............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2004...............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003...............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................     545    10.62        6     1.60%        0.00%     6.18%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2004............................................   190,248   $ 9.53   $ 1,813     1.60%        1.46%     8.03%
   2003............................................   219,699     8.82     1,939     1.60%        1.57%    25.66%
   2002............................................   218,794     7.02     1,536     1.60%        1.18%   (21.49)%
   2001............................................   397,695     8.94     3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2004............................................   102,417     7.30       747     1.60%        4.55%     8.17%
   2003............................................    68,122     6.74       459     1.60%        6.47%    18.75%
   2002............................................   100,284     5.68       570     1.60%        5.74%   (25.16)%
   2001............................................   129,702     7.59       984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2004............................................   142,391    11.20     1,594     1.60%        7.21%     8.70%
   2003............................................   399,719    10.30     4,118     1.60%        7.23%    20.27%
   2002............................................   141,307     8.57     1,211     1.60%       11.14%    (0.23)%
   2001............................................   197,752     8.59     1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   103,953    12.91     1,342     1.60%        6.83%     8.40%
   2003............................................   356,817    11.90     4,248     1.60%        6.21%    19.85%
   2002............................................   115,436     9.93     1,146     1.60%        8.49%    (0.38)%
   2001............................................    45,977     9.96       458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................    32,286    14.98       484     1.60%        0.00%    12.65%
   2003............................................    41,392    13.30       551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2004............................................   120,489    10.20     1,229     1.60%        2.86%     3.78%
   2003............................................   126,958     9.83     1,248     1.60%        3.73%    16.09%
   2002............................................   150,830     8.47     1,278     1.60%        4.25%   (10.19)%
   2001............................................   220,652     9.43     2,081     1.60%        4.48%    (5.63)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2004............................................ 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................ 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................ 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                             --------- ---------- ------ ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2004.............................................   708,367   $10.70   $7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75    7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60    6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30    8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.............................................   413,990    11.18    4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21    4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98    2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79    1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   449,962     8.89    4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54    4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01    3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54    5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................    85,828     9.26      795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92      747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34      486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97      932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................   165,420     7.04    1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68    1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22    1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79    1,824     1.60%        0.43%   (15.80)%
 VIP Growth Portfolio -- Initial Class
   2004.............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003.............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002.............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003.............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002.............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001.............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003.............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002.............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001.............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003.............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002.............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001.............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................     4,440    11.26       50     1.60%        0.00%    12.63%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2004.....................   361,084   $12.64   $ 4,566     1.60%        4.53%     1.77%
   2003.....................   529,614    12.43     6,580     1.60%        3.51%     1.95%
   2002.....................   814,908    12.19     9,934     1.60%        3.97%     8.13%
   2001.....................   257,747    11.27     2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2004.....................   118,767     9.40     1,116     1.60%        1.31%    14.00%
   2003.....................   136,373     8.25     1,124     1.60%        1.83%    35.71%
   2002.....................   103,984     6.08       632     1.60%        0.95%   (25.05)%
   2001.....................   121,898     8.11       989     1.60%        1.49%   (22.13)%
 Mid-Cap Equity Fund
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type IV:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2004..........................................   291,877   $ 9.53   $ 2,783     1.60%        1.30%     6.44%
   2003..........................................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002..........................................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001..........................................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%
 Value Equity Fund
   2004..........................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003..........................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002..........................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001..........................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2004..........................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003..........................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002..........................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001..........................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2004..........................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003..........................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002..........................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001..........................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003..........................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2004..........................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003..........................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002.......................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001.......................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2004..........................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003..........................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002..........................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001..........................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Capital Appreciation Portfolio -- Institutional
   Shares
   2004..........................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003..........................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002..........................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001.......................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003..........................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002..........................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001..........................................    96,923     7.79       755     1.60%        0.31%   (23.09)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type IV:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...........................................   105,913   $12.78   $ 1,354     1.60%        5.18%     2.31%
   2003...........................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002...........................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001...........................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2004...........................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003...........................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002...........................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001...........................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2004...........................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003...........................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002...........................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001...........................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Growth Portfolio -- Institutional Shares
   2004...........................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003...........................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002........................................... 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001........................................... 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Growth Portfolio -- Service Shares
   2004...........................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003...........................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002...........................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001...........................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2004...........................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003...........................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002...........................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001...........................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2004...........................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003...........................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002...........................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001...........................................    48,624     7.53       366     1.60%        0.35%   (24.66)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2004...........................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003...........................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002...........................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001........................................... 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
Janus Aspen Series:
 Mid Cap Growth Portfolio -- Service Shares
   2004...........................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003...........................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002...........................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001...........................................    46,629     5.88       274     1.60%        0.00%   (40.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Institutional Shares
   2004............................................   610,217   $ 8.74   $ 5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004............................................     3,311    10.87        36     1.60%        2.26%     8.68%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004............................................       894    11.21        10     1.60%       19.09%    12.05%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................    78,182    10.04       785     1.60%        1.26%    27.77%
   2003............................................    53,344     7.86       419     1.60%        2.09%    33.41%
   2002............................................    45,786     5.89       270     1.60%        2.45%   (24.13)%
   2001............................................    41,040     7.76       318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................    57,158    13.74       785     1.60%        0.00%    11.23%
   2003............................................    30,362    12.35       375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................    80,597    15.35     1,237     1.60%        0.53%    14.73%
   2003............................................    35,656    13.38       477     1.60%        0.01%    33.77%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                              Net Assets     Expenses as a Investment
                                                           ----------------- % of Average    Income    Total
Type IV:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                           ------- ---------- ------ ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2004........................................... 197,116   $ 9.83   $1,938     1.60%        0.00%    17.87%
   2003........................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002........................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001........................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...........................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...........................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2004........................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003........................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002........................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001........................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...........................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Bond Fund/VA
   2004........................................... 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003........................................... 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002........................................... 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001........................................... 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Capital Appreciation Fund/VA
   2004........................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003........................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002........................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001........................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...........................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...........................................  35,817    12.30      440     1.60%        0.00%    22.97%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004........................................... 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003........................................... 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002........................................... 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001...........................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2004........................................... 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003........................................... 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002........................................... 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001........................................... 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004........................................... 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003........................................... 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002........................................... 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001........................................... 140,805     8.84    1,245     1.60%        0.20%   (11.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  28,973   $16.06   $   465     1.60%        0.00%    17.28%
   2003...............................................  24,434    13.70       335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004...............................................  25,433    12.09       307     1.60%        3.12%     3.88%
   2003...............................................  31,753    11.64       370     1.60%        2.67%     0.63%
   2002...............................................  21,171    11.56       245     1.60%        3.57%     6.46%
   2001...............................................  23,078    10.86       251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 321,681    12.90     4,149     1.60%        6.62%     7.79%
   2003............................................... 363,833    11.97     4,354     1.60%        7.39%    20.89%
   2002...............................................  87,630     9.90       868     1.60%        8.21%    (2.77)%
   2001...............................................  67,250    10.18       685     1.60%        8.36%     0.71%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
Rydex Variable Trust:
 OTC Fund
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2004............................................... 164,387   $13.66   $2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%
 AIM V.I. Capital Development Fund -- Series I shares
   2004...............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003...............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002...............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001...............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2004...............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003...............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002...............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001...............................................      39     6.97        1     0.75%        0.00%   (23.43)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type V:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Government Securities Fund -- Series I
   shares
   2004.............................................     241   $12.27   $    3     0.75%        0.08%     1.79%
   2003.............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001.............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2004.............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003.............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002.............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001.............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2004.............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003.............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002.............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001.............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund
 VIP Growth & Income Portfolio -- Initial Class
   2004.............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003.............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002.............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001.............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2004.............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003.............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002.............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001.............................................     194     7.54        1     0.75%        0.43%   (15.07)%
 VIP Mid Cap Portfolio -- Initial Class
   2004.............................................   2,312    16.18       37     0.75%        0.00%    23.98%
   2003.............................................   4,695    13.05       61     0.75%        0.41%    37.60%
   2002.............................................   3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.............................................   2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2004.............................................     932     8.81        8     0.75%        1.12%    12.78%
   2003.............................................   1,015     7.82        8     0.75%        0.77%    42.29%
   2002.............................................     586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   2,654    12.96       34     0.75%        4.53%     2.64%
   2003.............................................   3,144    12.63       40     0.75%        3.51%     2.82%
   2002.............................................   3,525    12.28       43     0.75%        3.97%     9.06%
   2001.............................................   3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2003.............................................     185     7.19        1     0.75%        1.83%    36.87%
   2002.............................................   1,579     5.25        8     0.75%        0.95%   (24.40)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                  ----------------- % of Average    Income    Total
Type V:                                                   Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                                 --------- ---------- ------ ------------- ---------- ------
 Mid-Cap Equity Fund
   2004................................................     3,755   $14.33   $   54     0.75%        1.04%    15.15%
   2003................................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002................................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001................................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2004................................................ 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................................ 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................................ 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................................ 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2004................................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003................................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002................................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001................................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2004................................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003................................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002................................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001................................................     3,236    11.79       38     0.75%        5.55%    10.99%
 S&P 500(R) Index Fund
   2004................................................    20,658     8.60      178     0.75%        1.59%     9.63%
   2003................................................    20,532     7.85      161     0.75%        1.39%    27.31%
   2002................................................    24,977     6.16      154     0.75%        1.19%   (22.95)%
   2001................................................     6,754     8.00       54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2004................................................     2,807    11.36       32     0.75%        1.85%     7.38%
   2003................................................     5,419    10.58       57     0.75%        1.69%    19.41%
   2002................................................     7,330     8.86       65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2004................................................     5,947     9.51       57     0.75%        1.30%     7.36%
   2003................................................     5,542     8.86       49     0.75%        1.00%    22.35%
   2002................................................     5,033     7.24       36     0.75%        0.92%   (19.87)%
   2001................................................     4,772     9.04       43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Capital Appreciation Portfolio -- Institutional Shares
   2004................................................       392     7.84        3     0.75%        0.24%    17.34%
   2003................................................       410     6.68        3     0.75%        0.47%    19.63%
   2002................................................       462     5.59        3     0.75%        0.54%   (16.30)%
   2001................................................       649     6.67        4     0.75%        0.39%   (22.26)%
 Core Equity Portfolio -- Institutional Shares
   2004................................................       674     9.23        6     0.75%        0.13%    12.59%
   2003................................................       360     8.20        3     0.75%        0.17%    22.18%
   2002................................................       332     6.71        2     0.75%        0.35%   (18.88)%
   2001................................................       287     8.27        2     0.75%        0.59%   (12.42)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type V:                                                  Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Flexible Income Portfolio -- Institutional Shares
   2004...............................................       940   $13.29   $    12     0.75%        5.18%     3.19%
   2003...............................................    31,881    12.88       411     0.75%        4.28%     5.60%
   2002...............................................    46,091    12.20       562     0.75%        4.75%     9.65%
   2001...............................................       941    11.13        10     0.75%        3.05%     6.93%
 International Growth Portfolio -- Institutional
   Shares
   2004...............................................     3,162     7.45        24     0.75%        0.89%    18.06%
   2003...............................................       430     6.31         3     0.75%        1.21%    33.90%
   2002...............................................       683     4.71         3     0.75%        0.83%   (26.14)%
   2001...............................................       320     6.38         2     0.75%        0.34%   (23.81)%

Type VI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income    Total
Type VI:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004........................................... 2,271,549   $ 5.77   $13,097     1.50%        0.00%     6.72%
   2003........................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002........................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001........................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004...........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003...........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002...........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001...........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
 AllianceBernstein Technology Portfolio -- Class B
   2004...........................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...........................................    61,807    13.18       815     1.50%        0.00%    31.78%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2004...........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003...........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra Fund -- Class I
   2004...........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003...........................................       119    11.85         1     1.50%        0.00%    23.03%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2004...........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares
   2004...........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003...........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002...........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001...........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003...........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Income Fund of Boston
   2003...........................................     2,134    11.12        24     1.50%        0.00%    11.70%
 VT Worldwide Health Sciences Fund
   2004...........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003...........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...........................................     2,802    10.63        30     1.50%        0.00%     6.25%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................ 1,327,126   $11.95   $15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003............................................ 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002............................................ 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001............................................ 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................ 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003............................................ 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002............................................ 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003............................................ 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002............................................ 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001............................................ 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003............................................ 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002............................................ 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001............................................ 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    20,713    11.27       233     1.50%        0.00%    12.70%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004..............................................     1,220   $14.55   $    18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%
 Money Market Fund
   2004.............................................. 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003.............................................. 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002.............................................. 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001.............................................. 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2004.............................................. 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003.............................................. 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002.............................................. 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001..............................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2004..............................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003..............................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2004.............................................. 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003.............................................. 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002.............................................. 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001.............................................. 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2004.............................................. 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003.............................................. 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002.............................................. 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001..............................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2004.............................................. 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003..............................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2004.............................................. 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003.............................................. 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002.............................................. 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001..............................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2004.......................................... 1,309,833   $ 9.56   $12,521     1.50%        1.28%     7.93%
   2003.......................................... 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002..........................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001..........................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 Growth Portfolio -- Service Shares
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003.......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002.......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001.......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 1,951,656   $ 5.72   $11,167     1.50%        0.87%     2.96%
   2003.......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002.......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001.......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2004..........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003..........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002..........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2004..........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003..........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2004..........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003..........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002..........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2004..........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2004..........................................       449    13.36         6     1.50%        0.00%     7.85%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004..........................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    30,059    11.21       337     1.50%       19.09%    12.13%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004.......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003.......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002.......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001.......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2004.......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003.......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002.......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001..........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004............................................ 1,867,578   $ 7.73   $14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................ 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................ 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................ 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................ 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   361,665   $15.72   $ 5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%
 Jennison Portfolio -- Class II Shares
   2004.............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003.............................................     1,465    12.12        18     1.50%        0.00%    21.24%
Rydex Variable Trust:
 OTC Fund
   2004............................................. 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................. 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................. 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001.............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003.............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
Scudder Variable Series II:
 Scudder Technology Growth Portfolio --
   Class B Shares
   2004...............................................        39   $14.97   $     1     1.50%        0.00%    (0.04)%
   2003...............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................... 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................... 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002...............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003...............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002...............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003...............................................    60,892    12.89       785     1.70%        0.00%    28.86%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s   Net Assets     Ratio     Return
---------                                           --------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2004............................................     4,986   $10.54   $   53     1.70%        0.00%     5.37%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004............................................   952,418     5.71    5,441     1.70%        0.00%     6.50%
   2003............................................ 1,076,259     5.36    5,773     1.70%        0.00%    21.27%
   2002............................................ 1,159,015     4.42    5,123     1.70%        0.00%   (32.02)%
   2001............................................   813,964     6.51    5,299     1.70%        0.00%   (18.81)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2004............................................   185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................   196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................   134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................    62,503     7.42      464     1.70%        0.00%   (14.35)%
 AllianceBernstein Technology Portfolio -- Class B
   2004............................................    24,392    13.94      340     1.70%        0.00%     3.30%
   2003............................................    10,640    13.50      144     1.70%        0.00%    41.35%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2004............................................   118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................   137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................   146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................   127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................   560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................   132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................       208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2004............................................    87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................    61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................     3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004............................................       378    10.61        4     1.70%        0.00%     6.11%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004............................................   674,150    11.84    7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93    7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13    3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16    1,318     1.70%        4.03%    (0.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Federated Kaufmann Fund II -- Service Shares
   2004............................................   327,625   $14.96   $ 4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................ 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003............................................ 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2004............................................    19,598    11.25       221     1.70%        0.00%    12.55%
GE Investments Funds, Inc.:
 Income Fund
   2004............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2004............................................ 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003............................................ 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VII:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2004.......................................... 1,359,548   $10.25   $13,941     1.70%        0.96%    (0.76)%
   2003.......................................... 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.......................................... 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..........................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2004.......................................... 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.......................................... 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..........................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..........................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2004..........................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..........................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2004.......................................... 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.......................................... 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.......................................... 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.......................................... 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%
 Small-Cap Value Equity Fund
   2004..........................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003..........................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002..........................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001..........................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2004.......................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003..........................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2004.......................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003.......................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002..........................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001..........................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2004..........................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003..........................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002..........................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001..........................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003..........................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.......................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003.......................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002.......................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001..........................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                             Net Assets     Expenses as a Investment
                                                          ----------------- % of Average    Income    Total
Type VII:                                          Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                         ------- ---------- ------ ------------- ---------- ------
 Capital Appreciation Portfolio -- Service Shares
   2004.......................................... 500,456   $ 7.34   $3,675     1.70%        0.03%    15.96%
   2003.......................................... 537,768     6.33    3,405     1.70%        0.24%    18.19%
   2002.......................................... 425,478     5.36    2,281     1.70%        0.31%   (17.36)%
   2001.......................................... 362,926     6.48    2,352     1.70%        0.31%   (23.17)%
 Global Life Sciences Portfolio -- Service Shares
   2004..........................................  95,439     8.45      807     1.70%        0.00%    12.28%
   2003.......................................... 100,391     7.53      756     1.70%        0.00%    24.05%
   2002.......................................... 101,020     6.07      613     1.70%        0.00%   (30.75)%
   2001.......................................... 103,526     8.76      907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2004.......................................... 256,228     3.39      868     1.70%        0.00%    (1.14)%
   2003.......................................... 467,996     3.43    1,604     1.70%        0.00%    43.99%
   2002.......................................... 318,267     2.38      757     1.70%        0.00%   (41.94)%
   2001.......................................... 185,853     4.10      762     1.70%        0.00%   (38.39)%
 Growth Portfolio -- Service Shares
   2004.......................................... 487,411     5.86    2,854     1.70%        0.00%     2.43%
   2003.......................................... 585,098     5.72    3,345     1.70%        0.00%    29.26%
   2002.......................................... 609,116     4.42    2,692     1.70%        0.00%   (27.97)%
   2001.......................................... 521,222     6.14    3,200     1.70%        0.00%   (26.19)%
 International Growth Portfolio -- Service Shares
   2004.......................................... 544,891     6.86    3,736     1.70%        0.86%    16.67%
   2003.......................................... 593,422     5.88    3,487     1.70%        1.16%    32.25%
   2002.......................................... 447,171     4.44    1,985     1.70%        0.90%   (27.02)%
   2001.......................................... 264,963     6.09    1,614     1.70%        0.35%   (24.74)%
 Mid Cap Growth Portfolio -- Service Shares
   2004.......................................... 484,273     4.37    2,118     1.70%        0.00%    18.43%
   2003.......................................... 488,442     3.69    1,804     1.70%        0.00%    32.48%
   2002.......................................... 458,916     2.79    1,280     1.70%        0.00%   (29.34)%
   2001.......................................... 386,562     3.95    1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2004.......................................... 658,083     5.67    3,731     1.70%        0.87%     2.75%
   2003.......................................... 831,929     5.52    4,590     1.70%        0.83%    21.58%
   2002.......................................... 844,883     4.54    3,836     1.70%        0.61%   (26.97)%
   2001.......................................... 629,158     6.21    3,907     1.70%        0.12%   (23.94)%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................  21,959    11.20      246     1.70%       19.09%    11.98%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004............................................... 595,693   $ 6.09   $3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265     5.68    4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645     4.71    2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541     6.64    2,201     1.70%        0.05%   (26.12)%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Utilities Series -- Service Class Shares
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................. 1,576,650   $10.17   $16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................. 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................. 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................. 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001.............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003.............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Jennison 20/20 Focus Portfolio -- Class II
   2004.............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003.............................................     2,027    12.31        25     1.70%        0.00%    23.14%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type VII:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2004.........................................    524,995   $ 3.58   $  1,880     1.70%        0.00%     7.49%
   2003.........................................    825,009     3.33      2,748     1.70%        0.00%    42.95%
   2002.........................................    329,408     2.33        768     1.70%        0.00%   (39.89)%
   2001.........................................    239,875     3.88        931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund --
   Class II
   2004.........................................    216,563    13.72      2,971     1.70%        0.22%     6.24%
   2003.........................................    112,510    12.91      1,453     1.70%        0.00%    29.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.........................................  1,231,035    11.92     14,676     1.70%        0.64%    15.43%
   2003.........................................    667,800    10.33      6,897     1.70%        0.38%    28.55%
   2002.........................................    130,719     8.03      1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2004.........................................    179,786     9.51      1,710     1.70%        0.00%     4.96%
   2003.........................................    162,892     9.06      1,476     1.70%        0.00%    24.88%
   2002.........................................     28,218     7.25        205     1.70%        0.00%   (33.80)%

Type VIII:
----------
GE Investments Funds, Inc.:
 Total Return Fund
   2004......................................... 11,448,155    11.62    133,002     1.50%        1.85%     6.57%
   2003.........................................  4,540,351    10.90     49,490     1.50%        1.69%    18.48%
   2002.........................................    616,931     9.20      5,676     1.50%        2.28%    (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.........................................    583,088    14.10      8,221     1.45%        0.00%     9.23%
   2003.........................................    197,609    12.91      2,551     1.45%        0.00%    29.08%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004.........................................    123,237    12.90      1,589     1.45%        0.00%     5.08%
   2003.........................................     56,467    12.27        693     1.45%        0.00%    22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004.........................................      4,910    10.63         52     1.45%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004.........................................     65,462    12.29        805     1.45%        0.44%     4.24%
   2003.........................................     38,071    11.79        449     1.45%        0.31%    17.91%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 1,164,217   $13.48   $15,695     1.45%        0.74%    9.61%
   2003...............................................   564,218    12.30     6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................    11,495    10.54       121     1.45%        0.00%    5.40%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...............................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...............................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.
 VP Ultra Fund -- Class I
   2004...............................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2004...............................................     1,208    14.00        17     1.45%        0.00%   12.68%
Dreyfus
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2004...............................................        98    14.24         1     1.45%        0.39%   12.82%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004............................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...............................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2004...............................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...............................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003...............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003...............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003...............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2004.............................................    35,327   $11.82   $   418     1.45%        0.00%   (0.19)%
   2003.............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................. 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003.............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2004.............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003.............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2004.............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003.............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003.............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2004.............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2004.............................................        97    12.79         1     1.45%        0.55%    6.37%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2004.............................................       381    15.33         6     1.45%        1.16%   16.81%
GE Investments Funds, Inc.:
 Income Fund
   2004.............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003.............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2004.............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003.............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2004............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003.............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2004............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003.............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2004.............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003.............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2004............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003.............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%
 Small-Cap Value Equity Fund
   2004.............................................   689,460    14.56    10,037     1.45%        6.53%   13.48%
   2003.............................................   333,700    12.83     4,281     1.45%        0.08%   28.28%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income   Total
Type IX:                                            Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2004.......................................... 5,993,939   $12.19   $73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44    18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2004..........................................   544,736    12.52     6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75     2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2004..........................................   315,289    12.81     4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87     1,548     1.45%        1.55%   18.66%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004..........................................   132,447    13.48     1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57       529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004..........................................   792,568    11.66     9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92     3,533     1.45%        1.95%    9.24%
 Capital Appreciation Portfolio -- Service Shares
   2004..........................................   167,326    13.55     2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66       760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2004..........................................   219,326    15.86     3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56     1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II
 Bond Portfolio
   2004..........................................     1,580    10.29        16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2004..........................................        62    14.69         1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2004..........................................        96    16.52         2     1.45%        0.00%   25.33%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund --
   Class III Shares
   2004..........................................    66,522    10.88       724     1.45%        2.26%    8.78%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004..........................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004..........................................    26,783    11.22       300     1.45%       19.09%   12.17%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004..........................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003..........................................   164,342    11.47     1,885     1.45%        0.00%   14.69%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................   187,963   $12.79   $ 2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Total Return Series -- Service Class Shares
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2004...............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003...............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004...............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003...............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2004...............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003...............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003...............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004............................................... 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003...............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004............................................   475,092   $10.66   $ 5,064     1.45%        4.15%    6.01%
   2003............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Total Return Portfolio -- Administrative Class
   Shares
   2004............................................ 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................ 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2004............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003............................................    10,293    12.13       125     1.45%        0.00%   21.28%
Rydex Variable Trust:
 OTC Fund
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
Scudder Variable Series II
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004............................................     2,894    10.62        31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004............................................     4,408    10.10        45     1.85%        0.44%    1.00%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................  50,807   $10.50   $  534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................   1,392    10.35       14     1.85%        0.00%    3.52%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................   1,660     9.90       16     1.85%        0.00%   (0.98)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2004...............................................  27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund -- Class 2
   2004...............................................   5,105    10.60       54     1.85%        0.00%    6.00%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................  25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  93,674    10.78    1,010     1.85%        0.00%    7.79%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2004...............................................    60,203   $11.05   $   665     1.85%        1.04%   10.52%
 Money Market Fund
   2004...............................................    38,012     9.92       377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2004...............................................    41,730    10.29       429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2004...............................................    35,170    12.42       437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2004...............................................    92,137    10.47       965     1.85%        1.59%    4.72%
 Small-Cap Value Equity Fund
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Capital Appreciation Portfolio -- Service Shares
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III
   Shares
   2004...............................................    15,604    10.85       169     1.85%        2.26%    8.49%
 Merrill Lynch Large Cap Growth V.I. Fund --
   Class III Shares
   2004...............................................     2,062    10.83        22     1.85%        0.17%    8.35%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004...............................................     8,814    11.19        99     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2004...............................................  16,456   $12.07   $  199     1.85%        1.26%   20.65%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%
 Jennison Portfolio -- Class II Shares
   2004...............................................     321    10.35        3     1.85%        0.06%    3.53%
Rydex Variable Trust:
 OTC Fund
   2004...............................................   7,821    10.52       82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................  10,559    10.01      106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  64,668    10.95      708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2004...............................................   5,205    10.22       53     1.85%        0.00%    2.20%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XI:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    42,247   $10.76   $   455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................     6,317    10.62        67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     8,908    10.66        95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    27,125    10.81       293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,345    10.53        46     1.85%        0.00%    5.35%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................    11,112    10.91       121     1.85%        0.00%    9.15%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................    12,116    10.67       129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................   214,116    10.33     2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    17,355    10.97       190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................    16,001    10.43       167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    29,081    12.20       355     1.85%        0.00%   22.04%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................    40,814    10.23       418     1.85%        4.53%    2.30%
 Mid-Cap Equity Fund
   2004...............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2004...............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2004...............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2004............................................... 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................     3,798    10.58        40     1.85%        0.00%    5.79%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XI:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004................................................. 128,105   $10.76   $1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2004.................................................  21,993    11.35      250     1.85%        0.86%   13.54%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,334    11.19       15     1.85%       19.09%   11.86%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004.................................................   2,119    10.85       23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................  13,398    10.61      142     1.85%        0.00%    6.12%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  32,887    11.25      370     1.85%        0.00%   12.55%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................. 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004.................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004.................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................. 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004.................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004.................................................   8,999    10.65       96     1.85%        0.22%    6.46%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................  15,109    11.32      171     1.85%        0.64%   13.23%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XII:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                              --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004...............................................    10,413   $10.76   $   112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II
   shares
   2004...............................................        18    10.62         1     1.95%        0.62%    6.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................     5,648    10.65        60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................    12,931    10.81       140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     4,595    10.53        48     1.95%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio --
   Class B
   2004...............................................     3,602    10.91        39     1.95%        0.00%    9.07%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2004...............................................     3,057    10.67        33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................    91,441    10.33       944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................    15,898    10.97       174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................       384    10.42         4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................    16,419    12.20       200     1.95%        0.00%   21.96%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2004...............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2004...............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2004...............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2004............................................... 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund
   -- Class II
   2004...............................................    11,344    10.57       120     1.95%        0.00%    5.72%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XII:                                                 Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                 ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................. 14,502   $10.75   $156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2004..................................................  6,949    11.35     79     1.95%        0.86%   13.46%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004..................................................  3,813    10.84     41     1.95%        2.26%    8.41%
 Merrill Lynch Value Opportunities V.I. Fund -- Class III
   Shares
   2004..................................................  2,498    11.18     28     1.95%       19.09%   11.79%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2004..................................................    627    10.84      7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class Shares
   2004..................................................  1,785    10.60     19     1.95%        0.00%    6.04%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................. 18,129    11.25    204     1.95%        0.00%   12.47%
 Nations Marsico International Opportunities Portfolio
   2004.................................................. 39,132    10.97    429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................. 47,184    10.91    515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004..................................................  8,840    11.77    104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 10,569    10.80    114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004..................................................  9,496    10.65    101     1.95%        4.15%    6.52%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 64,017    10.31    660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004..................................................    836    10.90      9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  5,016    10.64     53     1.95%        0.22%    6.39%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004.................................................. 16,006    11.32    181     1.95%        0.64%   13.16%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004............................................... 17,323   $10.41   $180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2004...............................................  7,209    10.06     73     2.10%        0.00%    0.58%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004...............................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004............................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................  7,049    10.33     73     2.10%        0.00%    3.28%
 AllianceBernstein Technology Portfolio -- Class B
   2004...............................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004...............................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2004...............................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
Federated Insurance Series:
 Federated Kaufmann Fund II -- Service Shares
   2004...............................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2004............................................... 13,988    10.94    153     2.10%        0.19%    9.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2004............................................... 12,814    10.55    135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2004...............................................    249    10.07      3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................  3,921     9.57     38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................  4,543    11.57     53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2004...............................................    455    11.22      5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................  6,209    10.02     62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2004...............................................  8,064    11.03     89     2.10%        1.04%   10.27%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                               ------- ---------- ------ ------------- ---------- ------
 Money Market Fund
   2004.................................................   2,870   $ 9.90   $   28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2004.................................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2004.................................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2004.................................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2004.................................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2004................................................. 260,913    10.35    2,701     2.10%        1.85%    3.51%
 Value Equity Fund
   2004.................................................     238    10.46        2     2.10%        1.28%    4.64%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................  12,181     9.99      122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................   3,089    10.42       32     2.10%        2.25%    4.18%
 International Growth Portfolio -- Service Shares
   2004.................................................  12,609    10.95      138     2.10%        0.86%    9.50%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................      99    10.83        1     2.10%        2.26%    8.30%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................   1,130    11.17       13     2.10%       19.09%   11.67%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2004.................................................     238    10.58        3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2004.................................................   3,723     9.68       36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004.................................................  19,041    10.94      208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2004.................................................  10,725    10.70      115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004.................................................     605    10.90        7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2004.................................................  11,911    10.15      121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2004.................................................  12,740    11.04      141     2.10%        1.10%   10.43%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service Shares
   2004..................................................  5,474   $10.32   $ 56     2.10%        0.69%    3.18%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Total Return Portfolio -- Administrative Class Shares
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004..................................................    298    10.90      3     2.10%        0.00%    8.96%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004..................................................     79    10.65      1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................. 28,249    10.32    291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2004..................................................    556    10.95      6     2.10%        1.35%    9.55%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIV:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,967   $10.41   $   52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   7,762    12.18       95     2.10%        0.00%   21.83%
GE Investments Funds, Inc.:
 Mid-Cap Equity Fund
   2004...............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2004...............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2004...............................................   1,690    11.05       19     2.10%        6.53%   10.49%
 Total Return Fund
   2004............................................... 924,096    10.64    9,831     2.10%        1.85%    6.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004...............................................     476    10.56        5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  20,112    10.74      216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................   1,128    10.59       12     2.10%        0.00%    5.93%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004...............................................  12,403    11.24      139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities Portfolio
   2004...............................................  23,413    10.96      257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  29,108    10.90      317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   4,778    11.76       56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   6,209    10.79       67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2004...............................................   5,215    10.64       55     2.10%        4.15%    6.41%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................  32,298    10.30      333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004...............................................     376    10.89        4     2.10%        0.06%    8.94%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004...............................................  20,331    11.30      230     2.10%        0.64%   13.04%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                    Net Assets     Expenses as a Investment
                                                                 ----------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                 ------- ---------- ------ ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004.................................................  11,143   $10.74   $  120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2004.................................................   3,295    10.62       35     2.20%        0.62%    6.19%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004.................................................   4,874    10.79       53     2.20%        0.74%    7.88%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004.................................................   2,543    10.65       27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004.................................................  35,661    10.31      368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2004.................................................   8,643    10.95       95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2004.................................................   3,892    10.40       40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2004.................................................   8,856    12.17      108     2.20%        0.00%   21.75%
GE Investments Funds, Inc.:
 Income Fund
   2004.................................................     484    10.21        5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2004.................................................   3,551    11.43       41     2.20%        1.04%   14.31%
 Money Market Fund
   2004.................................................  31,741     9.93      315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2004.................................................   2,399    11.04       26     2.20%        6.53%   10.41%
 Total Return Fund
   2004................................................. 493,492    10.63    5,246     2.20%        1.85%    6.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2004.................................................   6,108    10.55       64     2.20%        0.00%    5.54%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004.................................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2004.................................................   7,684    11.33       87     2.20%        0.86%   13.27%
Merrill Lynch Variable Series Funds, Inc.
 Merrill Lynch Basic Value V.I. Fund -- Class III Shares
   2004.................................................   1,423    10.82       15     2.20%        2.26%    8.23%
 Merrill Lynch Value Opportunities V.I. Fund --
   Class III Shares
   2004.................................................     541    11.16        6     2.20%       19.09%   11.59%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004................................................  3,402   $10.59   $ 36     2.20%        0.00%    5.86%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2004................................................ 10,915    11.23    123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2004................................................ 18,027    10.95    197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004................................................ 54,629    10.89    595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2004................................................  3,172    11.75     37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004................................................  5,298    10.78     57     2.20%        6.62%    7.82%
 Total Return Portfolio -- Administrative Class Shares
   2004................................................ 46,520    10.29    479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2004................................................  2,403    10.89     26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004................................................  4,173    10.62     44     2.20%        0.22%    6.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2004................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2004................................................ 14,516    10.06    146     2.00%        2.99%    0.56%
GE Investments Funds, Inc.:
 Total Return Fund
   2004................................................ 12,068    10.36    125     2.00%        1.85%    3.60%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2004................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2004................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2004................................................    289    10.65      3     2.00%        0.44%    6.46%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2004...............................................     214   $10.80   $    2     2.00%        0.74%    8.03%
 AllianceBernstein International Value Portfolio --
   Class B
   2004...............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Premier Growth Portfolio -- Class B
   2004...............................................     281    10.90        3     2.00%        0.00%    9.04%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2004...............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2004...............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2004...............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2004...............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2004...............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Money Market Fund
   2004...............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Total Return Fund
   2004............................................... 118,802    10.65    1,265     2.00%        1.85%    6.45%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................   1,848    10.75       20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2004...............................................     121    10.60        1     2.00%        0.00%    6.01%
Nations Separate Account Trust:
 Nations Marsico International Opportunities Portfolio
   2004...............................................   2,863    10.97       31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  26,364    10.91      288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2004...............................................   1,653    11.77       19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2004...............................................   1,433    10.80       15     2.00%        6.62%    7.97%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 2004

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2004...............................................    239   $10.65   $  3     2.00%        4.15%    6.49%
 Total Return Portfolio -- Administrative Class Shares
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%

Type XVIII:
-----------
Fidelity Variable Insurance Products Fund
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2004...............................................  3,795    10.32     39     2.10%        0.00%    3.17%
GE Investments Funds, Inc.:
 Total Return Fund
   2004............................................... 54,290    10.64    578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2004...............................................  3,651    10.74     39     2.10%        2.25%    7.40%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2004...............................................  3,610    10.90     39     2.10%        0.00%    9.01%

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2004

    (With Report of Independent Registered Public Accounting Firm Thereon)

                     GE Life and Annuity Assurance Company
                       Consolidated Financial Statements

                               Table of Contents

                                                                                         Page
                                                                                         ----
Report of Independent Registered Public Accounting Firm.................................  F-1
Consolidated Statements of Income.......................................................  F-2
Consolidated Balance Sheets.............................................................  F-3
Consolidated Statements of Stockholder's Interest.......................................  F-4
Consolidated Statements of Cash Flows...................................................  F-5
Notes to Consolidated Financial Statements..............................................  F-6
Report of Independent Registered Public Accounting Firm on Financial Statement Schedules F-33
Schedule III, Supplemental Insurance Information........................................ F-34

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

                                          /s/ KPMG LLP

Richmond, Virginia
February 12, 2005

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       Consolidated Statements of Income
                         (Dollar amounts in millions)


                              Years Ended December 31,
                              -------------------------
                                2004    2003     2002
                              -------  ------  --------
Revenues:
   Net investment income..... $ 421.0  $538.0  $  600.2
   Net realized
     investment gains........     5.7     3.9      55.3
   Premiums..................    96.8   104.0     105.3
   Cost of insurance.........   142.2   153.1     125.8
   Variable product fees.....     9.4   106.3     113.9
   Other income..............    24.8    35.5      44.9
                              -------  ------  --------
       Total revenues........   699.9   940.8   1,045.4
                              -------  ------  --------
Benefits and expenses:
   Interest credited.........   291.2   410.6     462.1
   Benefits and other
     changes in policy
     reserves................   182.8   245.7     178.2
   Underwriting,
     acquisition and
     insurance expenses,
     net of deferrals........    63.2   149.0      99.3
   Amortization of
     deferred
     acquisition costs
     and intangibles.........   107.3   118.9     147.1
                              -------  ------  --------
       Total benefits
         and expenses........   644.5   924.2     886.7
                              -------  ------  --------
Income before income
  taxes and cumulative
  effect of change in
  accounting principle.......    55.4    16.6     158.7
Provision (benefit) for
  income taxes...............  (143.3)   (3.1)     42.9
                              -------  ------  --------
Income before cumulative
  effect of change in
  accounting principle.......   198.7    19.7     115.8
Cumulative effect of
  change in accounting
  principle, net of tax
  of $0.4 million............     0.7      --        --
                              -------  ------  --------
Net income................... $ 199.4  $ 19.7  $  115.8
                              =======  ======  ========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          Consolidated Balance Sheets
              (Dollar amounts in millions, except share amounts)


                               December 31,
                            -------------------
                              2004      2003
                            --------- ---------
Assets
 Investments:
   Fixed maturities
    available-for-sale,
    at fair value.......... $ 7,001.2 $ 9,640.7
   Equity securities
    available-for-sale,
    at fair value..........
    Common stock...........      26.8      24.7
    Preferred stock,
     non-redeemable........        --       1.3
   Mortgage loans, net
    of valuation
    allowance of $10.4
    at December 31, 2004
    and 2003...............   1,207.7   1,262.3
   Policy loans............     148.4     138.5
   Short-term investments..        --      99.6
   Other invested assets...     466.5     162.1
                            --------- ---------
    Total investments......   8,850.6  11,329.2
 Cash and cash
   equivalents.............      26.4      12.4
 Accrued investment
   income..................      81.5     127.8
 Deferred acquisition
   costs...................     248.1     897.0
 Goodwill..................      57.5     117.3
 Intangible assets.........     120.6     144.6
 Reinsurance recoverable...   2,753.8     160.7
 Deferred income tax
   asset...................       5.9        --
 Other assets..............      51.5      38.7
 Separate account assets...   8,636.7   8,034.9
                            --------- ---------
    Total assets........... $20,832.6 $20,862.6
                            ========= =========
Liabilities and
Stockholder's Interest
 Liabilities:
   Future annuity and
    contract benefits...... $ 9,604.6 $10,241.2
   Liability for policy
    and contract claims....      89.4      42.6
   Other policyholder
    liabilities............     235.9     147.8
   Other liabilities.......     676.0     399.4
   Deferred income tax
    liability..............        --     174.7
   Separate account
    liabilities............   8,636.7   8,034.9
                            --------- ---------
    Total liabilities......  19,242.6  19,040.6
                            --------- ---------
 Stockholder's interest:
   Net unrealized
    investment gains.......      72.0      87.7
   Derivatives
    qualifying as hedges...       3.3       0.4
                            --------- ---------
   Accumulated non-owner
    changes in
    stockholder's
    interest...............      75.3      88.1
   Preferred stock,
    Series A ($1,000 par
    value, $1,000
    redemption and
    liquidation value,
    200,000 shares
    authorized, 120,000
    shares issued and
    outstanding)...........     120.0     120.0
   Common stock ($1,000
    par value, 50,000
    shares authorized,
    25,651 shares issued
    and outstanding).......      25.6      25.6
   Additional paid-in
    capital................   1,061.1   1,060.6
   Retained earnings.......     308.0     527.7
                            --------- ---------
    Total stockholder's
     interest..............   1,590.0   1,822.0
                            --------- ---------
    Total liabilities
     and stockholder's
     interest.............. $20,832.6 $20,862.6
                            ========= =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

               Consolidated Statements of Stockholder's Interest
              (Dollar amounts in millions, except share amounts)

                                                                                                             Accumulated
                                                                    Preferred Stock Common Stock  Additional  Non-owner
                                                                    --------------  -------------  Paid-In   Changes In  Retained
                                                                     Share   Amount Share  Amount  Capital     Equity    Earnings
                                                                    -------  ------ ------ ------ ---------- ----------- --------
Balances at January 1, 2002........................................ 120,000  $120.0 25,651 $25.6   $1,050.7    $(25.5)   $ 411.4
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --      115.8
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --       5.4         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      10.4         --

       Total changes other than transactions with stockholders.....

Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2002...................................... 120,000  $120.0 25,651 $25.6   $1,050.7    $ (9.7)   $ 517.6
Changes other than transactions with stockholders:
   Net income......................................................      --      --     --    --         --        --       19.7
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --      99.7         --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --      (1.9)        --

       Total changes other than transactions with stockholders.....

Contributed capital................................................      --      --     --    --        9.9        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --       (9.6)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2003...................................... 120,000  $120.0 25,651 $25.6   $1,060.6    $ 88.1    $ 527.7

Changes other than transactions with stockholder:
   Net income......................................................      --      --     --    --         --        --      199.4
   Net unrealized gains on investment securities (a)...............      --      --     --    --         --     (15.7)        --
   Derivatives qualifying as hedges (b)............................      --      --     --    --         --       2.9         --

       Total changes other than transactions with stockholders.....
Contributed capital................................................      --      --     --    --        0.5        --         --
Cash dividends declared and paid...................................      --      --     --    --         --        --      (40.0)
Non-cash dividend declared and paid................................      --      --     --    --         --        --     (379.1)
                                                                    -------  ------ ------ -----   --------    ------    -------
Balances at December 31, 2004...................................... 120,000  $120.0 25,651 $25.6   $1,061.1    $ 75.3    $ 308.0
                                                                    =======  ====== ====== =====   ========    ======    =======

                                                                        Total
                                                                    Stockholder's
                                                                      Interest
                                                                    -------------
Balances at January 1, 2002........................................   $1,582.2
Changes other than transactions with stockholders:
   Net income......................................................      115.8
   Net unrealized gains on investment securities (a)...............        5.4
   Derivatives qualifying as hedges (b)............................       10.4
                                                                      --------
       Total changes other than transactions with stockholders.....      131.6
                                                                      --------
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2002......................................   $1,704.2
Changes other than transactions with stockholders:
   Net income......................................................       19.7
   Net unrealized gains on investment securities (a)...............       99.7
   Derivatives qualifying as hedges (b)............................       (1.9)
                                                                      --------
       Total changes other than transactions with stockholders.....      117.5
                                                                      --------
Contributed capital................................................        9.9
Cash dividends declared and paid...................................       (9.6)
                                                                      --------
Balances at December 31, 2003......................................   $1,822.0
                                                                      --------
Changes other than transactions with stockholder:
   Net income......................................................      199.4
   Net unrealized gains on investment securities (a)...............      (15.7)
   Derivatives qualifying as hedges (b)............................        2.9
                                                                      --------
       Total changes other than transactions with stockholders.....      186.6
Contributed capital................................................        0.5
Cash dividends declared and paid...................................      (40.0)
Non-cash dividend declared and paid................................     (379.1)
                                                                      --------
Balances at December 31, 2004......................................   $1,590.0
                                                                      ========

--------
(a)Presented net of deferred taxes of $8.6, $(55.9) and $(1.8) in 2004, 2003 and 2002, respectively.
(b)Presented net of deferred taxes of $(1.6), $1.0 and $(5.9) in 2004, 2003 and 2002, respectively.

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)


                                Years Ended December 31,
                            -------------------------------
                               2004       2003       2002
                            ---------  ---------  ---------
Cash flows from
 operating activities:
 Net income................ $   199.4  $    19.7  $   115.8
                            ---------  ---------  ---------
 Adjustments to
   reconcile net income
   to net cash provided
   by operating
   activities:
   Cumulative effect of
    change in accounting
    principle, net of tax..      (0.7)        --         --
   Change in future
    policy benefits........     341.1      407.5      413.2
   Net realized
    investments gains......      (5.7)      (3.9)     (55.3)
   Amortization of
    investment premiums
    and discounts..........      28.3       46.5       29.9
   Acquisition costs
    deferred...............     (89.1)    (167.7)    (116.3)
   Amortization of
    deferred acquisition
    costs and intangibles..     107.3      118.9      147.1
   Deferred income taxes...    (174.0)      18.3       21.8
   Change in certain
    assets:
    Decrease (increase)
     in:
    Accrued investment
     income................      26.6       32.6       48.0
    Other, net.............     (21.1)     (39.8)       6.6
   Change in certain
    liabilities:
    Increase (decrease)
     in:
    Policy and contract
     claims................      64.2     (183.9)      27.9
    Other policyholder
     liabilities...........      88.6      (59.6)     117.0
    Other liabilities......    (117.2)     339.0     (380.4)
                            ---------  ---------  ---------
   Net cash from
    operating activities...     447.7      527.6      375.3
                            ---------  ---------  ---------
Cash flows from
 investing activities:
 Short-term investment
   activity, net...........      99.6      178.4     (237.5)
 Proceeds from sales and
   maturities of
   investment securities
   and other invested
   assets..................   1,741.2    4,328.8    6,087.4
 Principal collected on
   mortgage and policy
   loans...................     217.5      268.6      151.2
 Purchases of investment
   securities and other
   invested assets.........  (1,498.4)  (3,819.5)  (5,464.1)
 Mortgage loan
   originations and
   increase in policy
   loans...................    (226.5)    (512.3)    (252.8)
                            ---------  ---------  ---------
     Net cash from
       investing
       activities..........     333.4      444.0      284.2
                            ---------  ---------  ---------
Cash flows from
 financing activities:
 Proceeds from issuance
   of investment
   contracts...............   1,293.0    3,107.0    3,495.1
 Redemption and benefit
   payments on
   investment contracts....  (2,024.6)  (4,044.8)  (4,112.6)
 Proceeds from
   short-term borrowings...     251.4      346.5      388.4
 Payments on short-term
   borrowings..............    (246.9)    (358.3)    (420.8)
 Cash dividends to
   stockholders............     (40.0)      (9.6)      (9.6)
                            ---------  ---------  ---------
     Net cash from
       financing
       activities..........    (767.1)    (959.2)    (659.5)
                            ---------  ---------  ---------
     Net change in cash
       and cash
       equivalents.........      14.0       12.4         --
Cash and cash
 equivalents at
 beginning of year.........      12.4         --         --
                            ---------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $    26.4  $    12.4  $      --
                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2004, 2003 and 2002
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company ("GELAAC") and its subsidiary, Assigned Settlement, Inc. All significant intercompany accounts and transactions have been eliminated in consolidation.

   GE Life and Annuity Assurance Company (the "Company", "we", "us", or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. General Electric Capital Corporation ("GE Capital") acquired us from Aon Corporation on April 1, 1996. GE Capital subsequently contributed us to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc., ("GEFAHI") and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company ("GECA"). As part of an internal reorganization of GE Financial Assurance's insurance subsidiaries, the Harvest Life Insurance Company ("Harvest") merged into us on January 1, 1999. At this time we were renamed GE Life and Annuity Assurance Company. Harvest's former parent, Federal Home Life Insurance Company ("Federal"), received our common stock in exchange for its interest in Harvest.

   On May 24, 2004, GEFAHI transferred substantially all of its assets to Genworth Financial, Inc. ("Genworth"), including all of the outstanding capital stock of GNA Corporation ("GNA"), our indirect parent and 800 shares of our common stock that GEFAHI had held directly. As a result, we became an indirect, wholly-owned subsidiary of Genworth. On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange. Approximately 30% of Genworth's common stock is now owned by public stockholders. GEFAHI continues to own approximately 70% of Genworth's common stock.

   On May 31, 2004, (1) Genworth contributed to GNA and GNA in turn contributed to GECA 800 shares of our common stock and (2) Federal paid a dividend to GECA consisting of 2,378 shares of our common stock. As a result of the foregoing contribution and dividend, we became a direct, wholly-owned subsidiary of GECA while remaining an indirect, wholly-owned subsidiary of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to qualified institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life) and Medicare supplement insurance.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors).

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2004, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Cash and Cash Equivalents

   Certificates, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows. Items with maturities greater than 90 days but less than a year are included in short-term investments.

  (h) Investment Securities

   We have designated all of our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated nonowner changes in stockholder's interest and accordingly, have no effect on net income.

   We regularly review investment securities for impairment in accordance with our policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk and asset management teams as well as the portfolio management and research capabilities of GE Asset Management, Inc. ("GEAM") and other third party asset managers, as appropriate. We actively perform comprehensive market research, monitor market conditions and segment our investments by credit risk in order to minimize impairment risks. The risks inherent in reviewing the impairment of any investment security include the risk that market results may differ from expectations; facts and circumstances may change in the future and differ from estimates and assumptions; or we may later decide to sell an investment security before it recovers in value as a result of changed circumstances. If we change our estimate to conclude that a decline in the value of an investment security is other than temporary, we will reflect a charge for the impairment in the period our estimate changes.

  (i) Securities Lending Activity

   We engage in certain securities lending transactions, which require the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and therefore, continue to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Non-cash collateral, such as a security received by us, is not reflected in our assets in the Consolidated Balance Sheets, as we have not or repledged or sold the collateral. The fair value of collateral held and included in other invested assets was $406.9 million and $102.7 million at December 31, 2004 and 2003, respectively. We had non-cash collateral of $23.8 million and $0 at December 31, 2004 and 2003, respectively.

  (j) Mortgage and Policy Loans

   Mortgage and policy loans are stated at their unpaid principal balance. Mortgage loans are stated net of an allowance for estimated uncollectible amounts. The allowance for losses is determined primarily on the basis of management's best estimate of probable losses, including specific allowances for known troubled loans, if any.

  (k) Short-term Investments

   Short-term investments are stated at amortized cost, which approximates fair value. Equity securities (including seed money for new mutual fund portfolios) are stated at fair value. Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Long-Duration Contracts -- Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts -- Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves.

  (m) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves.

   Deferred Sales Inducements to Contractholders -- We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004.

   Other Intangible Assets -- We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software -- Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. When available and as appropriate, we use comparative market multiples to corroborate discounted cash flow results. When a business within a reporting unit is disposed of, goodwill is allocated to the business using the relative fair value methodology to measure the gain or loss on disposal.

  (o) Reinsurance

   Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contract holders and variable life policyholders. We assess mortality risk fees and administration charges on the assets in the separate account. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators,

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock from GEFAHI to Genworth, we will be included in the consolidated federal income tax return of General Electric Corporation ("GE"). During this period, we will be subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provides benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Subsequent to the transfer of our outstanding capital stock from GEFAHI to Genworth, we will file a consolidated life insurance federal income tax return with our parent, GECA, and its other life insurance affiliates. We will be subject to a separate tax-sharing agreement, as approved by state insurance regulators, which will allocate taxes on a separate company basis but will provide benefit for current utilization of losses and credits. Intercompany balances will be settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding the GE Retirement Answer product ("GERA(TM)"), to Union Fidelity Life Insurance Company ("UFLIC"), effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account. This reinsurance transaction for the separate account of the variable annuity is structured as modified coinsurance. As such, the separate account assets remain with us, and essentially all separate account assets and liabilities relate to variable annuity contracts. Excluding this reinsurance block, the separate account liabilities include both variable annuity and variable life insurance contracts. Investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder for assets allocated to the separate account option. Our variable contracts also include fixed accounts, which are accounted for and recognized as general account assets and liabilities. Essentially all of our separate account guarantees are death benefits.

   Our variable annuity contracts provide for a guaranteed minimum death benefit ("GMDB"), which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase, at an additional charge, a GMDB rider that provides for enhanced death benefits. The minimum death benefit that we contractually guarantee to be paid on receipt of proof of the annuitant's death is either one of the following specified amounts or, in some cases, the greater of one or more of these amounts: (a) current account value, (b) return of premium, which is no less than net deposits made to the contract reduced by any amounts withdrawn from the policy, (c) the highest contract value on a specified anniversary date ("ratchet"), adjusted for subsequent premiums and withdrawals, if any, or (d) premium accumulated at a stated interest rate ("roll-up"), adjusted for any amounts withdrawn from the policy. In addition, we offer an Earnings Protection Rider (EPR), which pays a death benefit up to 40% of the gain in the contract. GERA, a variable deferred annuity and two variable annuity riders, the Guaranteed Income Advantage and Principal Protection Advantage, also provide for a GMDB. Essentially all of our separate account guarantees are death benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with GMDBs, including both separate account and fixed account assets, is approximately $203.3 million

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

and $992.7 million at January 1 and December 31, 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $0 and $0.9 million at January 1 and December 31, 2004, respectively. The death benefit exposure for the EPR was $0 and $2.5 million at January 1, and December 31, 2004, respectively.

   The following table presents our variable annuity exposure, net of reinsurance, by GMDB type at December 31, 2004:

                                         Net
                             Account    Amount
(Dollar amounts in millions)  Value  at Risk /(a)/
---------------------------- ------- ------------
    Return of premium....... $551.5      $0.2
    Ratchet.................  149.5       0.2
    Roll-up.................  174.3       0.3
    Ratchet and roll-up.....  117.4       0.2
                             ------      ----
    Total................... $992.7      $0.9
                             ======      ====

--------
(a)Net amount at risk represents the guaranteed minimum death benefit exposure, in excess of the current account value, if all contractholders died on December 31, 2004.

   The average attained age of our variable annuity contractholders with GMDBs, weighted by net amount at risk, is 63.4 years of age as of December 31, 2004.

   The liability for our GMDBs and EPR on variable annuity contracts net of reinsurance is $0.5 million at December 31, 2004. Benefits paid for GMDB and EPR were $0.1 million, net of reinsurance, for the year ended December 31, 2004. Incurred GMDB and EPR, net of reinsurance, is $0.6 million for the year ended December 31, 2004.

   The GMDB and EPR liability is determined by estimating the expected value of death benefits in excess of the projected account value (or death benefit up to the 40% of the gain in the contract for EPR) and recognizing the excess ratably over the accumulation period based on total expected assessments. We regularly evaluate estimates used and adjust the additional liability balance, with a related charge or credit to benefits and other changes in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

   The following assumptions were used to determine the variable annuity GMDB and EPR liability at December 31, 2004: data used was 1,000 stochastically generated investment performance scenarios; geometric mean equity growth assumed to be 8.9% and volatility assumed to be 20% for the portion of account value invested in equity securities; mortality assumed to be 95% of the 1983 Basic Table mortality; lapse rates, which vary by contract type and duration, assumed to range from 1% to 25% and correspond closely to lapse rates used for deferred acquisition cost amortization; and discount rate assumed to be 8%.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

   We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of SOP 03-1, which we included in unamortized deferred acquisition costs, were reinsured effective January 1, 2004. At December 31, 2004 the unamortized sales inducements to contractholders balance was $5.3 million. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize deferred acquisition costs. For the year ended December 31, 2004, we deferred new sales inducements to contractholders of $5.5 million, and we amortized sales inducements to contractholders of $0.2 million.

   In January 2003, the FASB issued FIN 46, Consolidation of Variable Interest Entities, which we adopted on July 1, 2003. No special purpose entities ("SPEs"), or assets previously sold to qualifying SPEs ("QSPEs"), were required to be consolidated on our books.

(2)Investment Securities

  (a) General

   For the years ended December 31, 2004, 2003 and 2002 the sources of our investment income were as follows:

(Dollar amounts in millions)  2004    2003    2002
---------------------------- ------  ------  ------
  Fixed maturities.......... $360.9  $467.2  $528.8
  Equity securities.........    0.1    (0.1)    0.8
  Mortgage loans............   77.1    81.8    73.2
  Policy loans..............    7.5    10.8     6.3
  Other investments.........  (16.8)  (10.4)    0.6
                             ------  ------  ------
  Gross investment income...  428.8   549.3   609.7
    Investment expenses.....   (7.8)  (11.3)   (9.5)
                             ------  ------  ------
  Net investment income..... $421.0  $538.0  $600.2
                             ======  ======  ======

   For the years ended December 31, 2004, 2003 and 2002, gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

(Dollar amounts in millions)           2004   2003     2002
----------------------------          -----  ------  -------
Gross realized investments:
   Gains............................. $10.7  $ 80.2  $ 181.1
   Losses, including impairments (a).  (5.0)  (76.3)  (125.8)
                                      -----  ------  -------
Net realized investments gains....... $ 5.7  $  3.9  $  55.3
                                      =====  ======  =======

--------
(a)Impairments were $(0.9) million, $(26.4) million and $(77.4) million in 2004, 2003 and 2002 respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and deferred acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of stockholder's interest as of December 31, 2004, 2003 and 2002 are summarized as follows:

(Dollar amounts in millions)                                                                         2004    2003    2002
----------------------------                                                                        ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities and other invested assets before adjustments:
   Fixed maturities................................................................................ $145.4  $204.6  $ 18.6
   Equity securities...............................................................................    6.0     3.0    (9.7)
                                                                                                    ------  ------  ------
       Subtotal....................................................................................  151.4   207.6     8.9
                                                                                                    ------  ------  ------
Adjustments to the present value of future profits and Deferred acquisitions costs.................  (40.7)  (72.6)  (29.5)
Deferred income taxes..............................................................................  (38.7)  (47.3)    8.6
                                                                                                    ------  ------  ------
       Net unrealized gains (losses) on available-for-sale investment securities................... $ 72.0  $ 87.7  $(12.0)
                                                                                                    ======  ======  ======

   The change in the net unrealized gains (losses) on investment securities reported in accumulated non-owner changes in equity is as follows:

                                                                                                 2004    2003    2002
                                                                                                ------  ------  ------
(Dollar amounts in millions)
----------------------------
Net unrealized gains (losses) on investment securities as of January 1......................... $ 87.7  $(12.0) $(17.4)
                                                                                                ------  ------  ------
Unrealized gains on investment arising during the period:
   Unrealized gain on investment securities....................................................  (52.5)  201.2    99.2
   Adjustment to deferred acquisition costs....................................................   19.7   (10.7)  (31.8)
   Adjustment to present value of future profits...............................................   12.2   (32.4)  (23.1)
   Provision for deferred income taxes.........................................................    8.6   (55.9)   (3.0)
                                                                                                ------  ------  ------
       Unrealized gains (losses) on investment securities......................................  (12.0)  102.2    41.3
Reclassification adjustments to net realized investment gains (losses) net of deferred taxes of
  $2.0, $1.4 and $19.4.........................................................................   (3.7)   (2.5)  (35.9)
                                                                                                ------  ------  ------
Net unrealized gains (losses) on investment securities as of December 31....................... $ 72.0  $ 87.7  $(12.0)
                                                                                                ======  ======  ======

   At December 31, 2004 and 2003, the amortized cost, gross unrealized gains and losses and fair values of our fixed maturities and equity securities available-for-sale were as follows:

                                                              Gross      Gross
2004                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   51.5    $  0.9     $   --    $   52.4
State and municipal..............................      0.7        --         --         0.7
Non-U.S. government..............................     97.9       7.5         --       105.4
U.S. corporate...................................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate...............................    782.7      23.0       (2.9)      802.8
Mortgage-backed..................................  1,311.1      16.4       (7.8)    1,319.7
Asset-backed.....................................    676.1       4.7       (1.2)      679.6
                                                  --------    ------     ------    --------
   Total fixed maturities........................  6,855.8     186.6      (41.2)    7,001.2
Common stocks and non-redeemable preferred stocks     20.8       6.0         --        26.8
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $6,876.6    $192.6     $(41.2)   $7,028.0
                                                  ========    ======     ======    ========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                              Gross      Gross
2003                                              Amortized Unrealized Unrealized
(Dollar amounts in millions)                        Cost      Gains      Losses   Fair Value
----------------------------                      --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency....................... $   17.5    $  0.6     $ (0.1)   $   18.0
State and municipal..............................      0.9        --         --         0.9
Non-U.S. government..............................     67.8       4.9       (0.1)       72.6
U.S. corporate...................................  5,437.3     194.9      (48.9)    5,583.3
Non-U.S. corporate...............................    874.5      27.2       (8.2)      893.5
Mortgage-backed..................................  1,819.1      33.6       (9.5)    1,843.2
Asset-backed.....................................  1,219.0      14.5       (4.3)    1,229.2
                                                  --------    ------     ------    --------
   Total fixed maturities........................  9,436.1     275.7      (71.1)    9,640.7
Common stocks and non-redeemable preferred stocks     23.0       3.0         --        26.0
                                                  --------    ------     ------    --------
Total available-for-sale securities.............. $9,459.1    $278.7     $(71.1)   $9,666.7
                                                  ========    ======     ======    ========

   We regularly review each investment security for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative measures include length of time and amount that each security position is in an unrealized loss position and for fixed maturity securities, whether the issuer is in compliance with terms and covenants of the security. Our qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Our impairment reviews involve our finance, risk, and asset management teams as well as the portfolio management and research capabilities of GEAM and other third party asset managers, as appropriate. Our qualitative review attempts to identify those issuers with a greater than 50% chance of default in the coming twelve months. These securities are characterized as "at-risk" of impairment. As of December 31, 2004, securities "at risk" of impairment had aggregate unrealized losses of approximately $10.0 million.

   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect principal and interest in accordance with the contractual terms of the instruments or to recover based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value. Fair value is based on quoted market price, except for certain infrequently traded securities where we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values.

   During 2004, 2003 and 2002, we recognized impairment losses of $0.9 million, $26.4 million and $77.4 million, respectively. We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the normal course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the gross unrealized losses and estimated fair values of our investment securities, on a historical basis, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, at December 31,

                                                       Less than 12 Months
-                                     -----------------------------------------------------
2004                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. government and agency........   $    7.2    $    7.2    $   --      --        4
   Non-U.S. government...............        2.9         2.9        --      --        3
   U.S. corporate....................      505.2       494.5     (10.7)    2.1%     104
   Non-U.S. corporate................      131.2       129.0      (2.2)    1.7%      30
   Asset Backed......................      222.8       221.6      (1.2)    0.5%      38
   Mortgage Backed...................      477.2       470.9      (6.3)    1.3%      76
                                        --------    --------    ------    ----      ---
Total temporarily impaired securities   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $1,344.7    $1,324.8    $(19.9)    1.5%     253
   20-50% Underwater.................        1.8         1.3      (0.5)   27.8%       2
   (greater than) 50% Underwater.....         --          --        --      --       --
                                        --------    --------    ------    ----      ---
Total fixed maturities...............   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===
Investment Grade.....................   $1,220.4    $1,203.8    $(16.6)    1.4%     223
Below Investment Grade...............      106.5       103.0      (3.5)    3.3%      26
Not rated............................       19.6        19.3      (0.3)    1.5%       6
                                        --------    --------    ------    ----      ---
Total................................   $1,346.5    $1,326.1    $(20.4)    1.5%     255
                                        ========    ========    ======    ====      ===

                                                      12 Months or More
-                                     -------------------------------------------------
2004                                   Amortized   Fair   Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost value    losses    cost   securities
----------------------------          ------------ ------ ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $285.6    $267.0   $(18.6)    6.5%      29
   State and municipal...............       0.3       0.3       --      --        1
   Non-U.S. corporate................      18.0      17.3     (0.7)    3.9%       4
   Asset Backed......................       1.6       1.6       --      --        1
   Mortgage Backed...................      57.6      56.1     (1.5)    2.6%      20
                                         ------    ------   ------    ----       --
Total temporarily impaired securities    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $338.2    $323.5   $(14.7)    4.3%      51
   20-50% Underwater.................      24.9      18.8     (6.1)   24.5%       4
   (greater than) 50% Underwater.....        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total fixed maturities...............    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==
Investment Grade.....................    $220.0    $208.2   $(11.8)    5.4%      40
Below Investment Grade...............     143.1     134.1     (9.0)    6.3%      15
Not rated equities...................        --        --       --      --       --
                                         ------    ------   ------    ----       --
Total................................    $363.1    $342.3   $(20.8)    5.7%      55
                                         ======    ======   ======    ====       ==

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


                                                      Less than 12 Months
-                                     ---------------------------------------------------
2003                                   Amortized    Fair    Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost  value     losses    cost   securities
----------------------------          ------------ -------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................   $1,039.4   $1,009.2   $(30.2)    2.9%     129
   U.S. government and agencies......        7.2        7.1     (0.1)    1.4%       2
   Non-U.S. government...............       14.2       14.1     (0.1)    0.7%       4
   State and municipal...............        0.9        0.9       --      --        2
   Non-U.S. corporate................      177.3      172.4     (4.9)    2.8%      41
   Asset Backed......................      224.1      220.2     (3.9)    1.7%      22
   Mortgage Backed...................      560.3      550.9     (9.4)    1.7%      79
                                        --------   --------   ------     ---      ---
Total temporarily impaired securities   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
% Underwater -- Fixed maturities
   (less than) 20% Underwater........   $2,023.3   $1,974.8   $(48.5)    2.4%     277
   20-50% Underwater.................         --         --       --      --       --
   (greater than) 50% Underwater.....        0.1         --     (0.1)    100%       2
                                        --------   --------   ------     ---      ---
Total fixed maturities...............   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===
Investment Grade.....................   $1,905.1   $1,862.7   $(42.4)    2.2%     257
Below Investment Grade...............      118.3      112.1     (6.2)    5.2%      22
Not rated equities...................         --         --       --      --       --
                                        --------   --------   ------     ---      ---
Total................................   $2,023.4   $1,974.8   $(48.6)    2.4%     279
                                        ========   ========   ======     ===      ===

                                                        12 Months or More
-                                     -----------------------------------------------------
2003                                   Amortized              Unrealized % Below    # of
(Dollar amounts in millions)          cost or cost Fair value   losses    cost   securities
----------------------------          ------------ ---------- ---------- ------- ----------
Description of Securities
Fixed maturities:
   U.S. corporate....................    $268.2      $249.5     $(18.7)    7.0%      37
   Non-U.S. corporate................      46.1        42.8       (3.3)    7.2%       4
   Asset Backed......................      75.4        75.0       (0.4)    0.5%       6
   Mortgage Backed...................       3.9         3.8       (0.1)    2.6%       6
                                         ------      ------     ------    ----       --
Total temporarily impaired securities    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
% Underwater -- Fixed maturities
   (less than) 20% Underwater........    $370.7      $353.2     $(17.5)    4.7%      47
   20-50% Underwater.................      22.9        17.9       (5.0)   21.8%       6
   (greater than) 50% Underwater.....        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total fixed maturities...............    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==
Investment Grade.....................    $282.9      $273.0     $ (9.9)    3.5%      29
Below Investment Grade...............     110.7        98.1      (12.6)   11.4%      24
Not rated equities...................        --          --         --      --       --
                                         ------      ------     ------    ----       --
Total................................    $393.6      $371.1     $(22.5)    5.7%      53
                                         ======      ======     ======    ====       ==

   The investment securities at December 31, 2004 in an unrealized loss position for less than twelve months, account for $20.4 million or 49% of the total unrealized losses. Of the securities in this category, there was no security with an unrealized loss in excess of $5.0 million.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The investment securities in an unrealized loss position for twelve months or more account for $20.8 million or 51% of the total unrealized losses. There are 35 fixed maturity securities in three industry groups that account for $14.0 million or 67% of the unrealized losses in this category.

   Twenty-two of these 35 securities are in the finance and insurance sector. Within this sector, no single issuer has unrealized losses greater than $5.0 million. The unrealized losses of the securities are due to a higher interest rate environment for the quarter ended December 31, 2004.

   Six of these 35 securities are in the transportation sector and are related to the airline industry. For those airline securities, which we have previously impaired, we expect to recover our carrying amount based upon underlying aircraft collateral values.

   The remaining 7 of these 35 securities are in the consumer non-cyclical sector. There is one issuer, comprising of one security, which represents $7 million. No other single issuer of fixed maturities in this sector has an unrealized loss greater than $5 million.

   The scheduled maturity distribution of the fixed maturity portfolio at December 31, 2004 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollar amounts in millions)           Amortized cost Fair value
----------------------------           -------------- ----------
Due in one year less..................    $  411.5     $  413.7
Due after one year through five years.     1,886.2      1,938.3
Due after five years through ten years     1,603.9      1,662.9
Due after ten years...................       967.0        987.0
                                          --------     --------
   Subtotals..........................     4,868.6      5,001.9
Mortgage-backed securities............     1,311.1      1,319.7
Asset-backed securities...............       676.1        679.6
                                          --------     --------
   Totals.............................    $6,855.8     $7,001.2
                                          ========     ========

   As of December 31, 2004, $828.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $5.6 million and $5.7 million as of December 31, 2004 and 2003, respectively.

   As of December 31, 2004, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 35%, 17% and 12% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2004, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's interest.

   The Securities Valuation Office of the National Association of Insurance Commissioners (NAIC) evaluates bond investments of U.S. insurers for regulatory reporting purposes and assigns securities to one of six investment categories called "NAIC designations." The NAIC designations parallel the credit ratings of the Nationally Recognized Statistical Rating Organizations for marketable bonds. NAIC designations 1 and 2 include bonds considered investment grade (rated

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

"Baa3" or higher by Moody's, or rated "BBB-" or higher by S&P) by such rating organizations. NAIC designations 3 through 6 include bonds considered below investment grade (rated "Ba1" or lower by Moody's, or rated "BB+" or lower by S&P).

   The following table presents our fixed maturities by NAIC and/or equivalent ratings of the Nationally Recognized Statistical Rating Organizations, as well as the percentage, based upon estimated fair value, that each designation comprises. Our non-U.S. fixed maturities generally are not rated by the NAIC and are shown based upon the equivalent rating of the Nationally Recognized Statistical Rating Organizations. Similarly, certain privately placed fixed maturities that are not rated by the Nationally Recognized Statistical Rating Organizations are shown based upon their NAIC designation. Certain fixed maturities, primarily non-U.S. fixed maturities, are not rated by the NAIC or the Nationally Recognized Statistical Rating Organizations and are so designated.

                                                     As of December 31,
                                   ------------------------------------------------------
                                              2004                        2003
(Dollar amounts in millions)       --------------------------  --------------------------
NAIC      Rating Agency Equivalent Amortized Estimated  % of   Amortized Estimated  % of
Rating          Designation          cost    fair value total    cost    fair value total
------    ------------------------ --------- ---------- -----  --------- ---------- -----
(Dollar amounts in millions)
    1      Aaa/Aa/A............... $3,982.0   $4,025.0   57.5% $5,719.0   $5,805.7   60.2%
    2      Baa....................  2,279.0    2,361.7   33.7%  2,951.8    3,059.4   31.7%
    3      Ba.....................    408.2      430.9    6.2%    460.5      481.6    5.0%
    4      B......................    135.6      135.5    1.9%    161.7      158.2    1.6%
    5      Caa and lower..........     30.7       26.9    0.4%    101.5       91.8    1.0%
    6      In or near default.....      7.1        7.8    0.1%     40.6       43.0    0.5%
Not rated  Not rated..............     13.2       13.4    0.2%      1.0        1.0     --
                                   --------   --------  -----  --------   --------  -----
           Total fixed maturities. $6,855.8   $7,001.2  100.0% $9,436.1   $9,640.7  100.0%
                                   ========   ========  =====  ========   ========  =====

   We have limited partnership commitments outstanding of $0.4 million and $7.4 million at December 31, 2004 and December 31, 2003, respectively.

  (b) Mortgage and Real Estate Portfolio

   For the years ended December 31, 2004 and 2003, respectively, we originated $28.0 million and $44.6 million of mortgages secured by real estate in California, which represents 14% and 9% of our total originations for those years.

   We have certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $6.1 million and $0 as of December 31, 2004 and 2003, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans and therefore applies principally to our commercial loans.

   Under these principles, we have two types of "impaired" loans: loans requiring allowances for losses (none as of December 31, 2004 and 2003) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million and $1.2 million as of December 31, 2004 and 2003, respectively). Average investment in impaired loans during December 31, 2004, 2003 and 2002 was $1.1 million, $2.8 million and $5.1 million and interest income earned on these loans while they were considered impaired was $0, $0.1 million and $0.5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in the allowance for losses during the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                          2004  2003   2002
----------------------------                         -----  ----- -----
Balance at January 1................................ $10.4  $ 8.9 $18.2
(Benefit) provision (credited) charged to operations   1.0    1.5  (9.3)
Transfers...........................................  (0.6)    --    --
Amounts written off, net of recoveries..............  (0.4)    --    --
                                                     -----  ----- -----
Balance at December 31.............................. $10.4  $10.4 $ 8.9
                                                     =====  ===== =====

   During 2002, as part of our on-going analysis of exposure to losses arising from mortgage loans, we recognized $11.6 million reduction in its allowance for losses.

   The allowance for losses on mortgage loans at December 31, 2004, 2003 and 2002 represented 0.9%, 0.8% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million and $0 of December 31, 2004 and 2003, respectively.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, 2004, 2003 and 2002 was as follows:

(Dollar amounts in millions)                           2004    2003     2002
----------------------------                         -------  ------  -------
Unamortized balance at January 1.................... $ 923.8  $843.3  $ 838.2
Cost deferred.......................................    89.1   167.7    116.3
Amortization, net...................................   (23.6)  (87.2)  (111.2)
Transfers due to reinsurance transactions with UFLIC  (734.1)     --       --
                                                     -------  ------  -------
Unamortized balance at December 31..................   255.2   923.8    843.3
Cumulative effect of net unrealized investment gains    (7.1)  (26.8)   (16.1)
                                                     -------  ------  -------
Balance at December 31.............................. $ 248.1  $897.0  $ 827.2
                                                     =======  ======  =======

(4)Intangible Assets and Goodwill

   At December 31, 2004 and 2003 the gross carrying amount and accumulated amortization of intangibles subject to amortization were as follows:

                                                      2004                  2003
-                                             --------------------  --------------------
                                               Gross                 Gross
                                              Carrying Accumulated  Carrying Accumulated
(Dollar amounts in millions)                   Amount  Amortization  Amount  Amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $123.7     $(27.6)    $508.8    $(380.7)
Capitalized software.........................    31.1      (11.9)      26.2      (10.1)
Deferred sales inducements to contractholders     5.7       (0.4)        --         --
All other....................................     1.0       (1.0)       1.0       (0.6)
                                               ------     ------     ------    -------
Total........................................  $161.5     $(40.9)    $536.0    $(391.4)
                                               ======     ======     ======    =======

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following table presents the activity in PVFP for the years ended December 31, 2004, 2003 and 2002:

(Dollar amounts in millions)                                                    2004    2003    2002
----------------------------                                                   ------  ------  ------
Unamortized balance at January 1.............................................. $173.9  $202.2  $235.1
Interest accreted as 5.2%, 5.4% and 6.0% for December 31, 2004, 2003 and 2002,
  respectively................................................................    7.1    10.2    13.2
Amortization..................................................................  (27.6)  (38.5)  (46.1)
Amounts transferred in connection with reinsurance transactions with UFLIC....  (23.7)     --      --
                                                                               ------  ------  ------
Unamortized balance December 31...............................................  129.7   173.9   202.2
Cumulative effect of net unrealized investment gains..........................  (33.6)  (45.8)  (13.4)
                                                                               ------  ------  ------
Balance at December 31........................................................ $ 96.1  $128.1  $188.8
                                                                               ======  ======  ======

   The estimated percentage of the December 31, 2004 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

2005 11.2%
2006  9.7%
2007  8.7%
2008  7.4%
2009  6.8%

  (b) Goodwill

   As of December 31, 2004 goodwill was comprised of the following:

                             Retirement
                              Income &
(Dollar amounts in millions) Investments Protection Total
---------------------------- ----------- ---------- ------
Balance at December 31, 2002    $54.8      $52.6    $107.4
Additions...................      5.0        4.9       9.9
                                -----      -----    ------
Balance at December 31, 2003     59.8       57.5     117.3
Impairment..................     59.8         --      59.8
                                -----      -----    ------
Balance at December 31, 2004    $  --      $57.5    $ 57.5
                                =====      =====    ======

   As a result of the reinsurance transactions with UFLIC described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

(5)Reinsurance

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to Union Fidelity Life Insurance Company, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the GERA(TM) product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. At December 31, 2004, the in-force blocks of variable annuities and structured settlements

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

ceded to UFLIC had aggregate policyholder reserves of $2.4 billion and $0.2 billion, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We have $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC will be reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2004, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2004, 28.5% of our reinsured life insurance net at risk exposure was with one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2004       2003       2002
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $24,723.4  $26,889.2  $28,964.5
Amounts ceded to other companies....  (4,045.2)  (4,129.4)  (4,575.9)
Amounts assumed from other companies   1,863.3    1,970.2    2,092.9
                                     ---------  ---------  ---------
Net in force........................ $22,541.5  $24,730.0  $26,481.5
                                     =========  =========  =========
Percentage of amount assumed to net.       8.3%       8.0%       7.9%
                                     =========  =========  =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The effects of reinsurance on premiums earned for the years ended December 31, 2004, 2003 and 2002 were as follows:

(Dollar amounts in millions)         2004    2003    2002
----------------------------        ------  ------  ------
Direct............................. $110.8  $122.9  $117.9
Assumed............................    2.5     2.5     4.8
Ceded..............................  (16.5)  (21.4)  (17.4)
                                    ------  ------  ------
Net premiums earned................ $ 96.8  $104.0  $105.3
                                    ======  ======  ======
Percentage of amount assumed to net    2.6%    2.4%    4.6%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefits amounted to $1,038.7 million, $77.7 million and $87.6 million for the years ended December 31, 2004, 2003 and 2002, respectively.

(6)Future Annuity and Contract Benefits

  (a) Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (b) Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following chart summarizes the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                                       Mortality/                  December 31,
                                             Withdraw  Morbidity  Interest Rate ------------------
(Dollar amounts in millions)                Assumption Assumption  Assumption     2003     2004
----------------------------                ---------- ---------- ------------- -------- ---------
Investment contracts.......................    N/A        N/A          N/A      $7,419.5 $ 7,920.2
Limited payment contracts..................    None       (a)      4.0% -7.6%       51.9     162.4
Traditional life insurance contracts.......  Company
                                            Experience    (b)      6.0% - 7.5%     309.2     324.6
Universal life type contracts..............    N/A        N/A          N/A       1,769.1   1,780.2
Accident and health........................  Company
                                            Experience    (c)      4.5% - 7.0%      54.9      53.8
                                                                                -------- ---------
Total future annuity and contracts benefits                                     $9,604.6 $10,241.2
                                                                                ======== =========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

(7)Income Taxes

   The total provision (benefit) for income taxes attributable to continuing operations for the years ended December 31, 2004, 2003 and 2002 consisted of the following components:

(Dollar amounts in millions)      2004    2003   2002
----------------------------    -------  ------  -----
Current federal income tax..... $  34.2  $(21.4) $19.8
Deferred federal income tax....  (166.6)   18.3   20.8
                                -------  ------  -----
   Subtotal-federal income tax.  (132.4)   (3.1)  40.6
                                -------  ------  -----
Current state income tax.......    (3.5)     --    1.3
Deferred state income tax......    (7.4)     --    1.0
                                -------  ------  -----
   Subtotal-state income tax...   (10.9)     --    2.3
                                -------  ------  -----
       Total income tax........ $(143.3) $ (3.1) $42.9
                                =======  ======  =====

   The reconciliation of the federal statutory rate to the effective income tax rate on income from continuing operations for the years ended December 31, 2004, 2003 and 2002 is as follows:

(Dollar amounts in millions)                          2004    2003   2002
----------------------------                        ------   -----   ----
Statutory U.S. federal income tax rate.............   35.0%   35.0%  35.0%
State income tax, net of federal income tax benefit   (4.2)   (0.1)   0.5
Non-deductible goodwill amortization...............   37.8      --     --
Dividends-received deduction.......................  (11.9)  (53.1)  (9.1)
Reinsurance transactions with UFLIC................ (315.9)     --     --
Other, net.........................................    0.4    (0.8)   0.6
                                                    ------   -----   ----
   Effective rate.................................. (258.8)% (19.0)% 27.0%
                                                    ======   =====   ====

   The components of the net deferred income tax asset (liability) at December 31, 2004 and 2003 are as follows:

(Dollar amounts in millions)                           2004    2003
----------------------------                          ------ -------
Assets:
   Insurance reserves amounts........................ $ 65.7 $ 118.9
   Investments.......................................     --    11.1
   Net unrealized losses on investment securities....     --      --
   Net unrealized losses on derivatives..............     --      --
   Accruals..........................................   17.5    21.9
   Deferred tax losses...............................   11.0      --
   Other.............................................   28.8     0.6
                                                      ------ -------
       Total deferred income tax asset...............  123.0   152.5
                                                      ------ -------
Liabilities:
   Net unrealized gains on investment securities.....   38.7    47.3
   Net unrealized gains on derivatives...............    1.9     0.3
   Investments.......................................   10.4      --
   Present value of future profits...................   22.4    39.7
   Deferred acquisition costs........................    4.5   234.6
   Other.............................................   39.2     5.3
                                                      ------ -------
       Total deferred income tax liability...........  117.1   327.2
                                                      ------ -------
       Net deferred income tax asset (liability)..... $  5.9 $(174.7)
                                                      ====== =======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The significant changes in our deferred tax components related to insurance reserves, deferred acquisition costs, present value of future profits and investments are directly attributable to the reinsurance transactions with UFLIC.

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $38.1 million for the year ended December 31, 2004. We paid federal and state taxes of $7.3 million for the year ended December 31, 2003. For the year ended December 31, 2002, we received refunds of $16.4 million.

   At December 31, 2004 and 2003, the deferred income tax asset was $5.9 million and the deferred income tax liability was $174.7 million, respectively. At December 31, 2004 and 2003, the current income tax receivable was $2.6 million and the current income tax liability was $4.8 million, respectively.

(8)Related Party Transactions

   We pay investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $19.3 million, $60.7 million and $36.8 million for the years ended December 31, 2004, 2003 and 2002, respectively. We charge affiliates for certain services and for the use of facilities and equipment, which aggregated $14.3 million, $55.6 million and $58.4 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

   In May 2002, we entered into an investment management agreement with GEAM under which we paid $6.9 million in 2004 and $10.5 million in 2003 to GEAM as compensation for the investment services.

   During 2002, we sold certain assets to an affiliate at a fair value established as if it were an arms-length, third party transaction, which resulted in a gain of $17.6 million.

   GE Capital has guaranteed certain obligations under floating-rate funding agreements with a final maturity on or before June 30, 2005. This guarantee covers our obligations to contractholders and requires us to reimburse GE Capital for any payments made to contractholders under the guarantee. As of December 31, 2004, GE Capital's guarantee covered $858.0 million of outstanding floating-rate funding agreements.

   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. We have a credit line of $500 million with GNA. Interest expense under this agreement was $0.1 million, $0.1 million and $0.1 million for the years ended December 31, 2004, 2003 and 2002 respectively. We pay interest at the cost of funds of GNA Corporation, which were 2.2%, 1.3% and 2.0%, as of December 31, 2004, 2003 and 2002, respectively. The amounts outstanding as of December 31, 2004 and 2003 were $10.7 million and $6.3 million, respectively and are included with other liabilities in the Consolidated Balance Sheets.

(9)Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   We were named as a defendant in a lawsuit, McBride v. Life Insurance Co. of Virginia dba GE Life and Annuity Assurance Co., related to the sale of universal life insurance policies. The complaint was filed on November 1, 2000, in Georgia state court, as a class action on behalf of all persons who purchased certain universal life insurance policies and alleges improper practices in connection with the sale and administration of universal life policies. The plaintiffs sought unspecified compensatory and punitive damages. On December 1, 2000, we removed the case to the U.S. District Court for the Middle District of Georgia. We have vigorously denied liability with respect to the plaintiff's allegations. Nevertheless, to avoid the risks and costs associated with protracted litigation and to resolve our differences with policyholders, we agreed in principle on October 8, 2003 to settle the case on a nationwide class basis. The settlement provides benefits to the class, and allows us to continue to serve our customers' needs undistracted by disruptions caused by litigation. The court gave final approval to the settlement on August 12, 2004. In the third quarter of 2003, we accrued $50 million in reserves relating to this litigation, which represents our best estimate of bringing this matter to conclusion. The precise amount of payments in this matter cannot be estimated because they are dependent upon the number of individuals who ultimately will seek relief in the claim form process of the class settlement, the identity of such claimants and whether they are entitled to relief under the settlement terms and the nature of the relief to which they are entitled. That process is currently underway. In addition, approximately 650 class members elected to exclude themselves from the class action settlement. In the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of policyholders who had excluded approximately 512 policies from the class action settlement. At that time, we accrued a reserve for the settlement in principle. We have also been named as a defendant in six lawsuits brought by 67 class members who elected to exclude themselves from the class action settlement. We cannot determine at this point whether or how many other class members who have excluded themselves from the class action will initiate individual actions against us, or the effect of such suits or claims, including the six pending lawsuits, on our financial condition, results of operations or business reputation.

   In addition, we were named as a defendant in five lawsuits brought by individuals claiming that William Maynard, one of our former dedicated sales specialists, and Anthony Allen, one of our former independent producers, converted customer monies and engaged in various fraudulent acts. The five cases are, Monger v. Allen, Maynard, and GE Life and Annuity Assurance Company ("GELAAC") (filed October 24, 2003), Warfel v. Allen, Maynard, adVenture Publishing, and GELAAC (filed February 6, 2004), Hanrick v. Allen, Maynard and GELAAC (filed March 10, 2004), Modlin v. Allen, et al. (filed June 17, 2004), and Clark v. Allen, 66 et al. (filed June 25, 2004). The Monger and Hanrick cases have been settled. The remaining three cases are in their preliminary stages and are pending in the state court of Cumberland County, North Carolina. The suits allege that GELAAC failed to properly supervise Allen and Maynard and that GELAAC is responsible for Allen's and Maynard's conduct. Specifically, Monger alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices, violations of the Investment Company Act of 1940 and negligent supervision. Warfel alleged breach of contract, coversion, breach of fiduciary duty, fraud, constructive fraud, negligent misrepresentation, negligent supervision and unfair and deceptive trade practices. Hanrick alleged conversion, negligence, fraudulent misrepresentation, constructive fraud, unfair and deceptive trade practices and negligent supervision. Modlin and Clark make similar allegations. The total amount allegedly invested by the plaintiffs in the three unresolved actions is approximately $883,000. The plaintiff in Warfel seeks damages of $1.4 million and the plaintiffs in Modlin and Clark seek unspecified compensatory damages. In addition, each plaintiff seeks treble damages, as well as punitive damages of an unspecified amount. Additionally, in the fourth quarter of 2004, we reached an agreement in principle to settle the threatened claims of a putative class of individuals who had dealings with Allen and Maynard. At that time we accrued a reserve for the settlement in principle. In October 2003, Allen and Maynard were arrested and charged with conversion in Cumberland County, North Carolina for allegedly failing to remit $30,000 in premiums that they received from a client to GELAAC. Allen has also been indicted in Cumberland County, North Carolina for converting the funds of numerous other individuals. We cannot determine the ultimate outcome of these suits or any related or similar suits or claims will be asserted against us in the future, or the effect of such suits or claims on our financial condition, results of operations or reputation.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts and

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value -- are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

   The bases on which we estimate fair values are as follows:

      Mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using rates at which similar loans would have been made to similar borrowers.

      Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

      Borrowings.  Based on market quotes or comparables.

      Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

      Policy Loans.  Carrying value approximates estimated fair value.

      All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities at December 31,

                                           2004                           2003
                              -----------------------------  -----------------------------
                                   Assets (Liabilities)           Assets (Liabilities)
                              -----------------------------  -----------------------------
(Dollar amounts in            Notional  Carrying  Estimated  Notional  Carrying  Estimated
millions)                      Amount    Amount   Fair Value  Amount    Amount   Fair Value
---------                     -------- ---------  ---------- -------- ---------  ----------
Assets:
       Mortgage loans........     (a)  $ 1,207.7  $ 1,252.4      (a)  $ 1,262.3  $ 1,309.7
       Policy Loans..........     (a)      148.4      148.4      (a)      138.5      138.5
       Other financial
         instruments.........     (a)       23.1       23.1      (a)        0.9        0.9
Liabilities:
   Borrowings and
     related instruments:
       Borrowings............     (a)      (10.7)     (10.7)     (a)       (6.3)      (6.3)
       Investment
         contract
         benefits............     (a)   (7,419.5)  (7,492.6)     (a)   (7,920.2)  (7,969.9)
   Other firm
     commitments:
       Ordinary course
         of business
         lending
         commitments.........  $31.5          --         --      --          --         --
   Commitments to fund
     limited partnerships....  $ 0.4          --         --    $7.4          --         --

--------
(a)These financial instruments do not have notional amounts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   A reconciliation of current period changes for the years ended December 31, 2004 and 2003, net of applicable income taxes in the separate component of stockholder's interest labeled "derivatives qualifying as hedges", follows:

(Dollar amounts in millions)                              2004  2003
----------------------------                              ---- -----
Net Other Comprehensive Income Balances as of January 1.. $0.4 $ 2.3
Current period decreases (increases) in fair value -- net  2.1  (0.3)
Reclassification to earnings, net........................  0.8  (1.6)
                                                          ---- -----
Balance at December 31................................... $3.3 $ 0.4
                                                          ==== =====

Hedges of Future Cash Flows

   There was $0 of ineffectiveness reported in the twelve months ended December 31, 2004 and 2003 in the fair values of hedge positions. There were no amounts excluded from the measure of effectiveness in the twelve months ended
December 31, 2004 and 2003 related to the hedge of future cash flows.

   The $3.3 million, net of taxes, recorded in stockholder's interest at December 31, 2004 is expected to be reclassified to future income, contemporaneously with and primarily offsetting changes in interest expense and interest income on floating-rate instruments. Of this amount $0.8 million, net of income taxes, is expected to be reclassified to earnings in the year ending December 31, 2005. Actual amounts may vary from this amount as a result of market conditions. The amount of $0.8 million, net of income taxes, was reclassified to earnings in the year ended December 31, 2004. The amount of $(1.6) million, net of income taxes, was reclassified to earnings in the year ended December 31, 2003. No amounts were reclassified to earnings during the year ended December 31, 2004 and 2003 in connection with forecasted transactions that were no longer considered probable of occurring.

Derivatives Not Designated as Hedges

   We use derivatives to hedge exposures when it makes economic sense to do so, including circumstances in which the hedging relationship does not qualify for hedge accounting as described in the following paragraph. We will also occasionally receive derivatives in the ordinary course of business. Under SFAS 133, derivatives that do not qualify for hedge accounting are marked to market through earnings.

   For certain liabilities, we engage both OTC and exchange traded financial derivatives to hedge the economic risk associated with changes in interest rates, equity prices and equity implied volatility. Although these instruments are considered to be derivatives under SFAS 133, our economic risk is similar to, and managed on the same basis as other equity instruments we hold.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to Special Purpose Entities ("SPEs") at December 31:

(Dollar amounts in millions)   2004   2003
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $112.7 $137.1
   Fixed maturities..........   86.4  105.4
   Other receivables.........   98.8  107.3
                              ------ ------
       Total assets.......... $297.9 $349.8
                              ====== ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPE's is provided under credit support agreements, in which Genworth Financial provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no securitization transactions in 2004 and 2003. Sales resulted in net gains on securitizations of approximately $5.8 million in 2002. The net realized gains and losses are included in net realized gains within our Consolidated Statements of Income

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                  December 31,
                             ----------------------
                                2004       2003
                             ---------- -----------
                                  Fair        Fair
(Dollar amounts in millions) Cost Value Cost  Value
---------------------------- ---- ----- ----- -----
Retained interests -- assets $9.7 $11.5 $14.5 $15.6
Servicing assets............   --    --    --    --
Recourse liability..........   --    --    --    --
                             ---- ----- ----- -----
Total....................... $9.7 $11.5 $14.5 $15.6
                             ==== ===== ===== =====

   Retained interest. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

Commission, Bureau of Insurance. Based on statutory results as of December 31, 2004, we are able to distribute $67.2 million in dividends in 2005 without obtaining regulatory approval.

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholders consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the dividend in connection with the reinsurance transaction with UFLIC, we declared and paid dividends of $9.6 million for each of the years ended December 31, 2004, 2003 and 2002.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, 2004, 2003 and 2002, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2004   2003    2002
----------------------------  ------ ------  ------
Statutory net income (loss).. $105.8 $(28.0) $(48.8)
Statutory capital and surplus $817.2 $562.4  $550.7

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2004 and 2003 we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   During the fourth quarter 2003, we redefined our operating segments. Management realigned the business on a product line and market basis to intensify its focus on return on equity, optimum deployment of capital and distribution effectiveness. As a result of this change, our operations are conducted under two reporting segments corresponding to customer needs:
Retirement Income and Investments and Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002


   The following is a summary of industry segment activity for December 31, 2004, 2003 and 2002:

                                                                         Retirement
(Dollar amounts in millions)                                             Income and             Corporate
December 31, 2004 -- Segment Data                                        Investments Protection and Other Consolidated
---------------------------------                                        ----------- ---------- --------- ------------
Net investment income...................................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains...........................................         --         --       5.7         5.7
Premiums................................................................        0.4       96.4        --        96.8
Other revenues..........................................................       40.0      136.4        --       176.4
                                                                          ---------   --------  --------   ---------
   Total revenues.......................................................      278.9      373.1      47.9       699.9
                                                                          ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves........      202.4      271.6        --       474.0
Underwriting, acquisition and insurance expenses, net of deferrals......       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles..............       78.6       28.7        --       107.3
                                                                          ---------   --------  --------   ---------
   Total benefits and expenses..........................................      298.1      331.4      15.0       644.5
                                                                          ---------   --------  --------   ---------
Income before income taxes and cumulative effect of change in accounting
  principle.............................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes.................................        8.2       14.8    (166.3)     (143.3)
                                                                          ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle..........................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax......        0.7         --        --         0.7
                                                                          =========   ========  ========   =========
   Net income (loss)....................................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                          =========   ========  ========   =========
Total assets............................................................  $16,742.4   $2,745.7  $1,344.5   $20,832.6
                                                                          =========   ========  ========   =========

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2003 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income (loss)......................................  $   402.7   $  152.5   $(17.2)   $   538.0
Net realized investment gains.....................................         --         --      3.9          3.9
Premiums..........................................................       (1.7)     105.7       --        104.0
Other revenues....................................................      150.8      143.8      0.3        294.9
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      551.8      402.0    (13.0)       940.8
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      362.0      294.3       --        656.3
Underwriting, acquisition and insurance expenses, net of deferrals       46.4       55.3     47.3        149.0
Amortization of deferred acquisition costs and intangibles........       84.9       34.0       --        118.9
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      493.3      383.6     47.3        924.2
                                                                    ---------   --------   ------    ---------
   Income (loss) before income taxes..............................       58.5       18.4    (60.3)        16.6
   Provision (benefit) for income taxes...........................       14.7        6.5    (24.3)        (3.1)
                                                                    ---------   --------   ------    ---------
   Net income (loss)..............................................  $    43.8   $   11.9   $(36.0)   $    19.7
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,412.4   $2,758.1   $692.1    $20,862.6
                                                                    =========   ========   ======    =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                 Years Ended December 31, 2004, 2003 and 2002

                                                                   Retirement
(Dollar amounts in millions)                                       Income and             Corporate
December 31, 2002 -- Segment Data                                  Investments Protection and Other Consolidated
---------------------------------                                  ----------- ---------- --------- ------------
Net investment income.............................................  $   457.1   $  160.5   $(17.4)   $   600.2
Net realized investment gains.....................................         --         --     55.3         55.3
Premiums..........................................................        1.0      102.3      2.0        105.3
Other revenues....................................................      157.3      123.7      3.6        284.6
                                                                    ---------   --------   ------    ---------
   Total revenues.................................................      615.4      386.5     43.5      1,045.4
                                                                    ---------   --------   ------    ---------
Interest credited, benefits and other changes in policy reserves..      392.6      247.1      0.6        640.3
Underwriting, acquisition and insurance expenses, net of deferrals       37.1       57.8      4.4         99.3
Amortization of deferred acquisition costs and intangibles........      113.6       30.6      2.9        147.1
                                                                    ---------   --------   ------    ---------
   Total benefits and expenses....................................      543.3      335.5      7.9        886.7
                                                                    ---------   --------   ------    ---------
   Income before income taxes.....................................       72.1       51.0     35.6        158.7
   Provision (benefit) for income taxes...........................       26.0       18.1     (1.2)        42.9
                                                                    ---------   --------   ------    ---------
   Net income.....................................................  $    46.1   $   32.9   $ 36.8    $   115.8
                                                                    =========   ========   ======    =========
Total assets......................................................  $17,116.4   $2,777.5   $387.1    $20,281.0
                                                                    =========   ========   ======    =========

(15)Quarterly Financial Data (unaudited)

   Summarized quarterly financial data for the years ended December 31, 2004 and 2003 were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------  -------------
(Dollar amounts in millions)                        2004   2003   2004    2003   2004   2003    2004    2003
----------------------------                       ------ ------ ------  ------ ------ ------  ------  ------
Net investment income............................. $129.1 $137.9 $ 84.4  $137.1 $100.0 $137.9  $107.5  $125.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Total revenues.................................... $232.2 $250.9 $119.0  $227.7 $174.5 $227.1  $174.2  $235.1
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $  6.5 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======
Net income (loss)................................. $  7.2 $ 24.9 $150.4  $  9.7 $ 19.0 $(21.9) $ 22.8  $  7.0
                                                   ====== ====== ======  ====== ====== ======  ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
GE Life and Annuity Assurance Company:

   Under the date of February 12, 2005, we reported on the consolidated balance sheets of GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's interest, and cash flows for each of the years in the three-year period ended December 31, 2004, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedule included herein. This financial statement schedule is the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedule based on our audits.

   In our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004 and its method of accounting for goodwill and other intangible assets in 2002.

/s/ KPMG LLP

Richmond, Virginia
February 12, 2005

                                                                   Schedule III
                     GE LIFE AND ANNUITY ASSURANCE COMPANY

                      Supplemental Insurance Information
                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract
                                                    Benefits &
                                                     Liability
                                       Deferred   For Policy and                   Other
                                      Acquisition    Contract       Unearned    Policyholder Premium
Segment                                  Costs        Claims        Premiums    Liabilities  Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $171.0       $ 7,474.6       $   --        $210.7     $  0.4
   Protection........................     77.1         2,219.4         24.0           1.2       96.4
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $248.1       $ 9,694.0       $ 24.0        $211.9     $ 96.8
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $817.0       $ 8,032.8       $   --        $120.2     $ (1.7)
   Protection........................     80.0         2,251.0         24.8           2.8      105.7
   Corporate and Other...............       --              --           --            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $897.0       $10,283.8       $ 24.8        $123.0     $104.0
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.                                                         $  1.0
   Protection........................                                                          102.3
   Corporate and Other...............                                                            2.0
                                                                                              ------
       Total.........................                                                         $105.3
                                                                                              ======

                                                     Interest     Underwriting, Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Insurance Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2004:
   Retirement Income and Investments.   $238.5       $   202.4       $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3           271.6         31.1          28.7       97.1
   Corporate & Other.................     42.2              --         15.0            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $421.0       $   474.0       $ 63.2        $107.3     $ 97.4
                                        ======       =========       ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $   362.0       $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5           294.3         55.3          34.0      105.4
   Corporate & Other.................    (17.2)             --         47.3            --         --
                                        ------       ---------       ------        ------     ------
       Total.........................   $538.0       $   656.3       $149.0        $118.9     $103.7
                                        ======       =========       ======        ======     ======
December 31, 2002:
   Retirement Income and Investments.   $457.1       $   392.6       $ 37.1        $113.6     $  1.0
   Protection........................    160.5           247.1         57.8          30.6      102.1
   Corporate & Other.................    (17.4)            0.6          4.4           2.9        2.0
                                        ------       ---------       ------        ------     ------
       Total.........................   $600.2       $   640.3       $ 99.3        $147.1     $105.1
                                        ======       =========       ======        ======     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

  (a) Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

  (b) Exhibits


(1)(a)      Resolution of Board of Directors of The Life Insurance Company of Virginia authorizing the
            Establishment of Life of Virginia Separate Account 4. Previously filed on May 1, 1998 with Post-
            Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(1)(a)(i)   Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of
            Life of Virginia Separate Account 4 to GE Life & Annuity Separate Account 4. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

(2)         Not Applicable.

(3)(a)      Underwriting Agreement between GE Life and Annuity Assurance Company and Capital
            Brokerage Corporation. Previously filed on December 12, 2001 with Pre-Effective Amendment
            No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

   (b)      Dealer Sales Agreement. Previously filed on December 12, 2001 with Pre-Effective Amendment
            No. 1 to Form S-1 for GE Life and Annuity Assurance Company, Registration No. 333-69786.

(4)(a)      Contract Form P1154 4/00. Previously filed on September 2, 2000 with Post-Effective
            Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

   (b)      Endorsements to Contract.

   (b)(i)   Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334

   (b)(ii)  IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with Post-Effective Amendment
            No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

   (b)(iii) Roth IRA P5100 6/99. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to
            Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

   (b)(iv)  Optional Death Benefit Rider P5135 4/00. Previously filed on December 18, 1998 with Pre-
            Effective Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-62695.

   (b)(v)   Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on September 1, 2000 with
            Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

   (b)(vi)  Optional Death Benefit Rider P5152 12/00. Previously filed on February 27, 2001 with Post-
            Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-62695.

   (b)(vii)   Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with
              Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 033-76334.

   (b)(viii)  Monthly Income Benefit Endorsement P5154 12/00. Previously filed on February 27, 2001 with
              Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

   (b)(ix)    Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on February 27, 2001 with
              Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-62695.

(4)(b)(x)     Death Provisions Endorsement P5221 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xi)    Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xii)   Rollup Death Benefit Rider P5223 1/03. Previously filed on February 18, 2003 with Post-
              Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xiii)  Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03. Previously filed on
              February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-31172.

(4)(b)(xiv)   Joint Owner Endorsement P5227 1/03. Previously filed on February 18, 2003 with Post-Effective
              Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
              333-31172.

(4)(b)(xv)    Annuity Cross Funded Endorsement P5228 1/03. Previously filed on February 18, 2003 with
              Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xvi)   Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with
              Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-31172.

(4)(b)(xvii)  GE Life and Annuity Assurance Company Guarantee Account Rider. Previously filed on
              August 19, 2003 with Post-Effective Amendment No. 10 to Form N-4 for GE Life & Annuity
              Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii) Guaranteed Income Rider. Previously filed on December 3, 2003 with Post-Effective Amendment
              No. 13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii) (a) Guaranteed Income Rider. Previously filed on April 27, 2005 with Post-Effective Amendment
              No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xix)   Payment Protection Rider. Previously filed on February 23, 2004 with Post-Effective Amendment
              No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(b)(xx)    Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on February 23, 2004 with
              Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4,
              Registration No. 333-47732.

(4)(b)(xxi)   Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective
              Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
              No. 333-31172.

(4)(b)(xxii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on July 26, 2005 with
             Post-Effective Amendment No. 22 to Form N-4 for GE Life & Annuity Separate Account,
             Registration No. 333-31172.

(5)(a)       Form of Application. Previously filed on July 26, 2005 with Post-Effective Amendment No. 22 to
             Form N-4 for GE Life & Annuity Separate Account, Registration No. 333-31172.

(6)(a)       Amended and Restated Articles of Incorporation of GE Life and Annuity Assurance Company.
             Previously filed on September 2, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
             Life & Annuity Separate Account 4, Registration No. 333-31172.

   (b)       Amended and Restated By-Laws of GE Life and Annuity Assurance Company. Previously filed on September 2, 2000 with Post-Effective Amendment 1 to Form N-4 for GE Life & Annuity
             Separate Account 4, Registration No. 333-31172.

(7)          Reinsurance Agreement. Previously filed on April 30, 2004 with Post Effective Amendment No.
             13 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(8)(a)       Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
             Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
             Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

   (a)(i)    Amendment to Participation Agreement Referencing Policy Form Numbers. Previously filed on
             May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.

   (a)(ii)   Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity
             Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May
             1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.

   (a)(iii)  Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity
             Distributors Corporation, and The Life Insurance Company of Virginia. Previously filed on May
             1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 033-76334.

   (a)(iv)   Amendment to Participation Agreement Variable Insurance Products Fund, Fidelity Distributors
             Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with
             Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 333-31172.

   (b)       Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management
             Corporation, and GE Life and Annuity Assurance Company. Previously filed on May 1, 1998 with Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account,
             Registration No. 033-76334.

   (b)(i)    Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer
             Management Corporation, and The Life Insurance Company of Virginia. Previously filed on June
             2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
             Account 4, Registration No. 333-31172.

   (c)       Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
             Corporation and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
             Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
             Registration No. 033-76334.

(c)(i)  Amendment to Variable Insurance Products Fund II, Fidelity Distributors Corporation and GE
        Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31172.

(d)     Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance
        Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(e)     Participation Agreement between Insurance Management Series, Federated Securities
        Corporation, and The Life Insurance Company of Virginia. Previously filed on May 1, 1998 with
        Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
        Registration No. 033-76334.

(e)(i)  Amendment to Participation Agreement between Federated Securities Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31172.

(f)     Participation Agreement between Variable Insurance Products Fund III and The Life Insurance
        Company of Virginia. Previously filed on September 28, 1995 with Post-Effective Amendment
        No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

(f)(i)  Amendment to Variable Insurance Products Fund III, Fidelity Distributors Corporation and GE
        Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31172.

(g)     Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company
        of Virginia. Previously filed on December 18, 1998 with Pre-Effective Amendment No. 1 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(g)(i)  Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 30, 1999 with Post-Effective
        Amendment No. 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-62695.

(g)(ii) Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective
        Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 033-76334.

(h)     Participation Agreement between AIM Variable Insurance Series and GE Life and Annuity
        Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(i)     Participation Agreement between Alliance Variable Products Series Fund, Inc. and GE Life and
        Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment
        No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(j)     Form of Participation Agreement between Dreyfus and GE Life and Annuity Assurance
        Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for GE
        Life & Annuity Separate Account 4, Registration No. 333-31172.

(k)     Participation Agreement between MFS(R) Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(l)     Participation Agreement between PIMCO Variable Insurance Trust and GE Life and Annuity
        Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (m) Participation Agreement between Rydex Variable Trust and GE Life and Annuity Assurance
        Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
        N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (n) Participation Agreement between Franklin Templeton Variable Insurance Products Trust and GE
        Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective
        Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
        No. 333-31172.

    (o) Participation Agreement between Greenwich Street Series Trust and GE Life and Annuity
        Assurance Company. Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to
        Form N-4 for GE Life & Annuity Separate Accounts to Form N-4 Registration No. 333-31172.

 (p)    Participation Agreement between Nations Separate Account Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(32) with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

    (q) Participation Agreement between FAM Variable Series Funds, Inc. (formerly, Merrill Lynch
        Variable Series Funds, Inc.) and GE Life and Annuity Assurance Company. Previously filed on
        April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
        Separate Account 4, Registration No. 333-31172.

 (r)    Participation Agreement between Eaton Vance Variable Trust and GE Life and Annuity
        Assurance Company. Previously filed as Exhibit (h)(31) with Post-Effective Amendment No. 6 to
        Form N-6 for GE Life & Annuity Separate Account II, Registration No. 333-72572.

 (s)    Participation Agreement between The Prudential Series Fund, Inc. and GE Life and Annuity
        Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (t)    Participation Agreement between Van Kampen Life Investment Trust and GE Life and Annuity
        Assurance Company. Previously filed on September 13, 2002 with Post-Effective Amendment
        No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-63531.

 (u)    Participation Agreement between Salomon Brothers Variable Series Funds and GE Life and
        Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment
        No. 21 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (v)    Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and
        Annuity Assurance Company. Previously filed on November 1, 2004 with Post-Effective
        Amendment No. 18 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
        333-31172.

 (w)    Participation Agreement among Scudder Variable Series II, Scudder Distributors, Inc., Deutsche
        Investment Management Americas Inc. and GE Life and Annuity Assurance Company.
        Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
        GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (x)    Participation Agreement between American Century Investment Services, Inc. and GE Life and
        Annuity Assurance Company regarding American Century Variable Portfolios, Inc. Previously
        filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
        Annuity Separate Account 4, Registration No. 333-31172.

 (y)    Form of Participation Agreement between American Century Investment Services, Inc. and
        GE Life and Annuity Assurance Company regarding American Century Variable Portfolios II,
        Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
        GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (9)    Opinion of Counsel. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to
        Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(10) Other Opinions. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to
     Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(11) Not Applicable.

(12) Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with
     Post-Effective Amendment 4 to Form N-4 for GE Life & Annuity Separate Account 4,
     Registration No. 033-76334.

Item 25.  Directors and Officers of GE Life and Annuity Assurance Company

Paul A. Haley............ Director, Senior Vice President and Chief Actuary

Robert T. Methven........ Director and Senior Vice President

Daniel C. Munson......... Director and Senior Vice President

Leon E. Roday(3)......... Director and Senior Vice President

Pamela S. Schutz......... Chairperson of the Board, President and Chief Executive Officer

Geoffrey S. Stiff........ Director and Senior Vice President

Thomas M. Stinson(2)..... Director and Senior Vice President

Brian W. Haynes.......... Director and Senior Vice President

John G. Apostle II....... Senior Vice President and Chief Compliance Officer

Thomas E. Duffy.......... Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller.... Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Heather C. Harker........ Vice President and Associate General Counsel

John A. Zelinske......... Vice President and Controller

Gary T. Prizzia(1)....... Treasurer

The principal business address for those listed above is GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.
(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.
(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.
(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant
                                  [FLOW CHART]

*General Electric Company

   A provider of products including major appliances; lighting products; industrial automation products; medical diagnostic imaging systems; bioscience assays and separation technology products; electrical distribution and control equipment; locomotives; power generation and delivery products; nuclear power support services and fuel assemblies; commercial and military aircraft jet engines; chemicals and equipment for treatment of water and process systems; security equipment and systems; and engineered materials, such as plastics and silicones.

   In addition, General Electric Company provides services including product services; electrical product supply houses; electrical apparatus installation, engineering, and repair and rebuilding services. Through our affiliate, NBC Universal, Inc., we produce and deliver network television services, operate television stations, produce and distribute motion pictures, operate cable/satellite networks, operate theme parks, and program activities in multimedia and the Internet. Through another affiliate, General Electric Capital Services, Inc., we offer a broad array of financial and other services including consumer financing, commercial and industrial financing, real estate financing, asset management and leasing, mortgage services, consumer savings and insurance services, and specialty insurance and reinsurance.

Item 27.  Number of Contractowners

   There were 12,741 owners of Qualified Contracts and 12,590 owners of Non-Qualified Contracts as of July 20, 2005.

Item 28.  Indemnification




GE Life and Annuity Assurance Company



   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.



   GE Life and Annuity Assurance Company's Articles of Incorporation provide that GE Life and Annuity Assurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of GE Life and Annuity Assurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judg ments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of GE Life and Annuity Assurance Company, the board of directors may cause GE Life and Annuity Assurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of GE Life and Annuity Assurance Company, or is or was serving at the request of GE Life and Annuity Assurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.


                                     * * *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through GE Life & Annuity Separate Account II and GE Life & Annuity Separate Account 4.

   (b)

            Name                       Address            Positions and Offices with Underwriter
            ----                       -------            --------------------------------------
James J. Buddle............... 6620 W. Broad St.        Director
                               Richmond, VA 23230
Robert T. Methven............. 6610 W. Broad St.        Director, President and Chief Executive
                               Richmond, VA 23230       Officer
Geoffrey S. Stiff............. 6610 W. Broad St.        Director and Senior Vice President
                               Richmond, VA 23230
Richard P. McKenney........... 6620 W. Broad St.        Senior Vice President
                               Richmond, VA 23230
Edward J. Wiles, Jr........... 3001 Summer St.,         Senior Vice President and Chief Compliance
                               2nd Floor                Officer
                               Stamford, CT 06905
Ward E. Bobitz................ 6620 W. Broad Street     Vice President and Assistant Secretary
                               Richmond, VA 23230
Brenda A. Daglish............. 6604 West Broad St.      Vice President and Assistant Treasurer
                               Richmond, VA 23230
William E. Daner, Jr.......... 6610 W. Broad St.        Vice President, Counsel and Secretary
                               Richmond, VA 23230
J. Kevin Helmintoller......... 6610 W. Broad Street     Chief Financial Officer
                               Richmond, Virginia 23230
James H. Reinhart............. 6610 W. Broad St.        Vice President
                               Richmond, VA 23230
John A. Zelinske.............. 6610 W. Broad St.        Vice President and Controller
                               Richmond, VA 23230
James J. Kuncl................ 200 N. Martingale Rd.    Vice President
                               Schaumburg, IL 60173

            Name                     Address         Positions and Offices with Underwriter
            ----                     -------         --------------------------------------
Scott R. Lindquist............ 6620 W. Broad St.    Vice President
                               Richmond, VA 23230
Gary T. Prizzia............... 6620 W. Broad Street Treasurer
                               Richmond, VA 23230
Russell L. Rubino............. 6620 W. Broad St.    Vice President
                               Richmond, VA 23230
Bonnie C. Turner.............. 6610 W. Broad St.    Vice President and Financial & Operations
                               Richmond, VA 23230   Principal


   (c)

                                   (2)
             (1)                   Net
           Name of            Underwriting        (3)           (4)
          Principal           Discounts and  Compensation    Brokerage      (5)
         Underwriter           Commissions   on Redemption  Commissions Compensation
         -----------          -------------- -------------- ----------- -------------
Capital Brokerage Corporation Not Applicable Not Applicable    11.0%    $83.3 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life and Annuity Assurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   GE Life and Annuity Assurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life and Annuity Assurance Company.

  STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

   GE Life and Annuity Assurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, GE Life and Annuity Assurance Company and the GE Life & Annuity Separate Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   GE Life and Annuity Assurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 30th day of September, 2005.


                                          GE LIFE & ANNUITY SEPARATE ACCOUNT 4
                                          (Registrant)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

                                          GE LIFE AND ANNUITY ASSURANCE COMPANY
                                          (Depositor)

                                                   /s/  GEOFFREY S. STIFF
                                          By: __________________________________
                                                     Geoffrey S. Stiff
                                                   Senior Vice President
                                               GE Life and Annuity Assurance
                                                          Company

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


            Name                           Title                     Date
            ----                           -----                     ----

               *               Chairperson of the Board,      September 30, 2005
-----------------------------    President and Chief
      Pamela S. Schutz           Executive Officer

               *               Director, Senior Vice          September 30, 2005
-----------------------------    President and Chief Actuary
        Paul A. Haley

               *               Director and Senior Vice       September 30, 2005
-----------------------------    President
       Brian W. Haynes

               *               Director and Senior Vice       September 30, 2005
-----------------------------    President
      Robert T. Methven

               *               Director and Senior Vice       September 30, 2005
-----------------------------    President
      Daniel C. Munson

               *               Director and Senior Vice       September 30, 2005
-----------------------------    President
        Leon E. Roday

   /s/  GEOFFREY S. STIFF      Director and Senior Vice       September 30, 2005
-----------------------------    President
      Geoffrey S. Stiff

            Name                           Title                     Date
            ----                           -----                     ----

               *               Director and Senior Vice       September 30, 2005
-----------------------------    President
      Thomas M. Stinson

               *               Senior Vice President,         September 30, 2005
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

               *               Senior Vice President and      September 30, 2005
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

               *               Vice President and Controller  September 30, 2005
-----------------------------
      John A. Zelinske



*By: /s/  GEOFFREY S. STIFF , pursuant to Power of Attorney   September 30, 2005
     ----------------------   executed on July 25, 2005.
       Geoffrey S. Stiff